                                                   Registration Nos. 333-146948
                                                                      811-08561

      As filed With the Securities and Exchange Commission on May 2, 2011

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

   Pre-effective Amendment No. [_]

   Post-Effective Amendment No. [4]

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

   Amendment No. [150]

         AMERICAN GENERAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT VL-R
                          (Exact Name of Registrant)

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                              (Name of Depositor)

                             2727-A Allen Parkway
                           Houston, Texas 77019-2191
        (Address of Depositor's Principal Executive Offices) (Zip Code)

                                (713) 831-8470
              (Depositor's Telephone Number, including Area Code)

                             Lauren W. Jones, Esq.
                       Vice President and Chief Counsel
                     American General Life Companies, LLC
                           2929 Allen Parkway, AT-30
                           Houston, Texas 77019-2191
                    (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective (check appropriate box)

    [_]immediately upon filing pursuant to paragraph (b)

    [X]on May 2, 2011 pursuant to paragraph (b)

    [_]60 days after filing pursuant to paragraph (a)(1)

    [_]on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

    [_]This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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PROTECTION ADVANTAGE SELECT(R)         .  JPMorgan Insurance Trust
                                          ("JPMorgan IT")
FLEXIBLE PREMIUM VARIABLE UNIVERSAL
LIFE INSURANCE POLICIES (the           .  MFS(R) Variable Insurance Trust
"Policies") issued by AMERICAN            ("MFS(R) VIT")
GENERAL LIFE INSURANCE COMPANY
("AGL") through its Separate Account   .  Neuberger Berman Advisers Management
VL-R                                      Trust ("Neuberger Berman AMT")

      THIS PROSPECTUS IS DATED         .  Oppenheimer Variable Account Funds
             MAY 2, 2011                  ("Oppenheimer")

This prospectus describes Protection   .  PIMCO Variable Insurance Trust
Advantage Select flexible premium         ("PIMCO VIT")
variable universal life insurance
Policies issued by AGL. Protection     .  Pioneer Variable Contracts Trust
Advantage Select Policies provide         ("Pioneer")
life insurance coverage with
flexibility in death benefits,         .  Putnam Variable Trust ("Putnam VT")
PREMIUM PAYMENTS and INVESTMENT
OPTIONS. During the lifetime of the    .  SunAmerica Series Trust ("SunAmerica
INSURED PERSON you may designate or       ST")
change the BENEFICIARY to whom
Protection Advantage Select pays the   .  VALIC Company I ("VALIC Co. I")
DEATH BENEFIT upon the insured
person's death. You choose one of      .  Van Kampen Life Investment Trust
three death benefit Options. We           ("Van Kampen LIT")
guarantee a death benefit if the
MONTHLY GUARANTEE PREMIUM is paid and  .  Vanguard(R) Variable Insurance Fund
your Policy has not lapsed. AGL no        ("Vanguard VIF")
longer sells Protection Advantage
Select Policies.                       See "Variable Investment Options" on
                                       page 22 for a complete list of the
For information on how to contact      variable investment options and the
AGL, please see "CONTACT INFORMATION"  respective advisers and sub-advisers of
on page 5.                             the corresponding FUNDS. You should
                                       also read the prospectuses of the Funds
The Index of Special Words and         underlying the variable investment
Phrases on page 66 will refer you to   options that may interest you. You can
pages that contain more about many of  request free copies from your AGL
the words and phrases that we use.     representative or from our
All of the words and phrases listed    ADMINISTRATIVE CENTER shown under
in the Index will be underlined and    "Contact Information" on page 5.
written in BOLD the first time they
appear in this prospectus.             THERE IS NO GUARANTEED CASH SURRENDER
                                       VALUE FOR AMOUNTS ALLOCATED TO THE
This prospectus generally describes    VARIABLE INVESTMENT OPTIONS.
only the variable portions of the
Policy, except where the fixed         IF THE CASH SURRENDER VALUE (THE CASH
account is specifically mentioned.     VALUE REDUCED BY ANY LOAN BALANCE) IS
Please read this prospectus carefully  INSUFFICIENT TO COVER THE CHARGES DUE
and keep it for future reference.      UNDER THE POLICY, THE POLICY MAY
                                       TERMINATE WITHOUT VALUE.
The AGL declared fixed interest
account ("FIXED ACCOUNT") is the       BUYING THIS POLICY MIGHT NOT BE A GOOD
fixed investment option for these      WAY OF REPLACING YOUR EXISTING
Policies. You can also use AGL's       INSURANCE OR ADDING MORE INSURANCE IF
SEPARATE ACCOUNT VL-R ("Separate       YOU ALREADY OWN A FLEXIBLE PREMIUM
Account") to invest in the Protection  VARIABLE UNIVERSAL LIFE INSURANCE
Advantage Select VARIABLE INVESTMENT   POLICY. YOU MAY WISH TO CONSULT WITH
OPTIONS. Currently, the Protection     YOUR INSURANCE REPRESENTATIVE OR
Advantage Select variable investment   FINANCIAL ADVISER.
options each purchase shares of a
corresponding FUND of:                 NEITHER THE SECURITIES AND EXCHANGE
                                       COMMISSION ("SEC") NOR ANY STATE
..  AIM Variable Insurance Funds        SECURITIES COMMISSION HAS APPROVED OR
   (Invesco Variable Insurance Funds)  DISAPPROVED THESE SECURITIES OR PASSED
   ("Invesco V.I.")                    UPON THE ADEQUACY OR ACCURACY OF THIS
                                       PROSPECTUS. ANY REPRESENTATION TO THE
..  The Alger Portfolios ("Alger")      CONTRARY IS A CRIMINAL OFFENSE.

..  American Century(R) Variable        THE POLICIES ARE NOT INSURED BY THE
   Portfolios, Inc. ("American         FDIC, THE FEDERAL RESERVE BOARD OR ANY
   Century(R) VP")                     SIMILAR AGENCY. THEY ARE NOT A DEPOSIT
                                       OR OTHER OBLIGATION OF, NOR ARE THEY
..  Credit Suisse Trust ("Credit        GUARANTEED OR ENDORSED BY, ANY BANK OR
   Suisse Trust")                      DEPOSITORY INSTITUTION. AN INVESTMENT
                                       IN A VARIABLE UNIVERSAL LIFE INSURANCE
..  Dreyfus Variable Investment Fund    POLICY IS SUBJECT TO INVESTMENT RISKS,
   ("Dreyfus VIF")                     INCLUDING POSSIBLE LOSS OF PRINCIPAL
                                       INVESTED.
..  Fidelity(R) Variable Insurance
   Products ("Fidelity(R) VIP")        THE POLICIES ARE NOT AVAILABLE IN ALL
                                       STATES. THIS PROSPECTUS DOES NOT OFFER
..  Franklin Templeton Variable         THE POLICIES IN ANY JURISDICTION WHERE
   Insurance Products Trust            THEY CANNOT BE LAWFULLY SOLD. YOU
   ("Franklin Templeton VIP")          SHOULD RELY ONLY ON THE INFORMATION
                                       CONTAINED IN THIS PROSPECTUS, OR ON
..  Janus Aspen Series ("Janus Aspen")  SALES MATERIALS WE HAVE APPROVED OR
                                       THAT WE HAVE REFERRED YOU TO. WE HAVE
                                       NOT AUTHORIZED ANYONE TO PROVIDE YOU
                                       WITH INFORMATION THAT IS DIFFERENT.

                               TABLE OF CONTENTS

  POLICY BENEFITS/RISKS SUMMARY                                             6
  POLICY BENEFITS                                                           6
     YOUR SPECIFIED AMOUNT................................................  6
     DEATH BENEFIT........................................................  6
         DEATH BENEFIT PROCEEDS...........................................  6
         DEATH BENEFIT OPTION 1, OPTION 2 AND OPTION 3....................  6
            DEATH BENEFIT OPTION 1........................................  7
            DEATH BENEFIT OPTION 2........................................  7
            DEATH BENEFIT OPTION 3........................................  7
     FULL SURRENDERS, PARTIAL SURRENDERS, TRANSFERS, AND POLICY
       LOANS..............................................................  7
         FULL SURRENDERS..................................................  7
         PARTIAL SURRENDERS...............................................  7
         TRANSFERS........................................................  7
         POLICY LOANS.....................................................  7
     PREMIUMS.............................................................  8
         FLEXIBILITY OF PREMIUMS..........................................  8
         FREE LOOK........................................................  8
     THE POLICY...........................................................  8
         OWNERSHIP RIGHTS.................................................  8
         SEPARATE ACCOUNT.................................................  8
         FIXED ACCOUNT....................................................  8
         ACCUMULATION VALUE...............................................  8
         PAYMENT OPTIONS..................................................  8
         TAX BENEFITS.....................................................  8
     SUPPLEMENTAL BENEFITS AND RIDERS.....................................  9
  POLICY RISKS                                                              9
     INVESTMENT RISK......................................................  9
     RISK OF LAPSE........................................................  9
     TAX RISKS............................................................ 10
     PARTIAL SURRENDER AND FULL SURRENDER RISKS........................... 10
     POLICY LOAN RISKS.................................................... 10
  PORTFOLIO RISKS                                                          10
  TABLES OF CHARGES                                                        11
  GENERAL INFORMATION                                                      19
     AMERICAN GENERAL LIFE INSURANCE COMPANY.............................. 19
     SEPARATE ACCOUNT VL-R................................................ 20
     ADDITIONAL INFORMATION............................................... 20
     COMMUNICATION WITH AGL............................................... 20
         ADMINISTRATIVE CENTER............................................ 20
         E-DELIVERY, E-SERVICE, TELEPHONE TRANSACTIONS AND WRITTEN
           TRANSACTIONS................................................... 20
            E-DELIVERY.................................................... 20
            E-SERVICE..................................................... 21
            E-SERVICE TRANSACTIONS, TELEPHONE TRANSACTIONS AND
              WRITTEN TRANSACTIONS........................................ 21
         ONE-TIME PREMIUM PAYMENTS USING E-SERVICE........................ 21
         TELEPHONE TRANSACTIONS........................................... 22
         GENERAL.......................................................... 22
     VARIABLE INVESTMENT OPTIONS.......................................... 22
     VOTING PRIVILEGES.................................................... 25
     FIXED ACCOUNT........................................................ 25
         OUR GENERAL ACCOUNT.............................................. 26
         HOW WE DECLARE INTEREST.......................................... 26
     ILLUSTRATIONS........................................................ 26
  POLICY FEATURES                                                          26
     AGE.................................................................. 27
     DEATH BENEFITS....................................................... 27
         YOUR SPECIFIED AMOUNT OF INSURANCE............................... 27
         YOUR DEATH BENEFIT............................................... 27
         REQUIRED MINIMUM DEATH BENEFIT................................... 28
         BASE COVERAGE AND SUPPLEMENTAL COVERAGE.......................... 29

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
   PREMIUM PAYMENTS........................................................ 30
       PREMIUM PAYMENTS.................................................... 30
       PREMIUM PAYMENTS AND TRANSACTION REQUESTS IN GOOD ORDER............. 31
       LIMITS ON PREMIUM PAYMENTS.......................................... 31
       CHECKS.............................................................. 31
       PLANNED PERIODIC PREMIUMS........................................... 31
       MONTHLY GUARANTEE PREMIUMS.......................................... 32
       FREE LOOK PERIOD.................................................... 33
   CHANGING YOUR INVESTMENT OPTION ALLOCATIONS............................. 33
       FUTURE PREMIUM PAYMENTS............................................. 33
       TRANSFERS OF EXISTING ACCUMULATION VALUE............................ 33
          CHARGES.......................................................... 33
          RESTRICTIONS ON TRANSFERS FROM VARIABLE INVESTMENT
            OPTIONS........................................................ 33
          RESTRICTIONS ON TRANSFERS FROM THE FIXED ACCOUNT................. 33
       DOLLAR COST AVERAGING............................................... 34
       AUTOMATIC REBALANCING............................................... 34
       MARKET TIMING....................................................... 34
       RESTRICTIONS INITIATED BY THE FUNDS AND INFORMATION
         SHARING OBLIGATIONS............................................... 36
   CHANGING THE SPECIFIED AMOUNT OF INSURANCE.............................. 36
       INCREASE IN COVERAGE................................................ 36
       DECREASE IN COVERAGE................................................ 36
   CHANGING DEATH BENEFIT OPTIONS.......................................... 37
       CHANGE OF DEATH BENEFIT OPTION...................................... 37
       EFFECT OF CHANGES IN INSURANCE COVERAGE ON GUARANTEE
         PERIOD BENEFIT.................................................... 38
   NO TOBACCO USE INCENTIVE................................................ 38
   ACCOUNT VALUE ENHANCEMENT............................................... 39
   EFFECTIVE DATE OF POLICY AND RELATED TRANSACTIONS....................... 39
       VALUATION DATES, TIMES, AND PERIODS................................. 39
       FUND PRICING........................................................ 39
       DATE OF RECEIPT..................................................... 40
       COMMENCEMENT OF INSURANCE COVERAGE.................................. 40
       DATE OF ISSUE; POLICY MONTHS AND YEARS.............................. 40
       MONTHLY DEDUCTION DAYS.............................................. 40
       COMMENCEMENT OF INVESTMENT PERFORMANCE.............................. 40
       EFFECTIVE DATE OF OTHER PREMIUM PAYMENTS AND REQUESTS
         THAT YOU MAKE..................................................... 40
   REPORTS TO POLICY OWNERS................................................ 41
ADDITIONAL BENEFIT RIDERS                                                   41
   RIDERS.................................................................. 41
       ACCIDENTAL DEATH BENEFIT RIDER...................................... 41
       CHILDREN'S INSURANCE BENEFIT RIDER.................................. 42
       SPOUSE/OTHER INSURED TERM RIDER..................................... 42
       TERMINAL ILLNESS RIDER.............................................. 42
       WAIVER OF MONTHLY DEDUCTION RIDER................................... 42
       OVERLOAN PROTECTION RIDER........................................... 43
       GUARANTEED MINIMUM DEATH BENEFIT RIDER.............................. 44
          CONTINUATION GUARANTEE........................................... 44
          CONTINUATION GUARANTEE ACCOUNT................................... 44
          CHARGE AGAINST THE POLICY'S ACCUMULATION VALUE................... 45
          CHARGES AGAINST THE CONTINUATION GUARANTEE ACCOUNT............... 45
              CONTINUATION GUARANTEE MONTHLY ADMINISTRATION FEE............ 45
              CONTINUATION GUARANTEE PREMIUM EXPENSE CHARGE................ 45
              CONTINUATION GUARANTEE MONTHLY EXPENSE CHARGE................ 45
              CONTINUATION GUARANTEE COST OF INSURANCE CHARGE.............. 45
          ADDITIONAL ADJUSTMENTS TO THE CONTINUATION GUARANTEE
            ACCOUNT VALUE.................................................. 45
              OTHER RIDER CHARGES.......................................... 45
              PARTIAL SURRENDERS........................................... 45
              SURRENDER CHARGES............................................ 45
              POLICY LOANS................................................. 46
          INVESTMENT OPTION RESTRICTIONS................................... 46
          REINSTATEMENT.................................................... 47
          TERMINATION...................................................... 47
   TAX CONSEQUENCES OF ADDITIONAL RIDER BENEFITS........................... 47

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
POLICY TRANSACTIONS                                                         47
   E-DELIVERY, E-SERVICE, TELEPHONE TRANSACTIONS AND WRITTEN TRANSACTIONS.. 47
   WITHDRAWING POLICY INVESTMENTS.......................................... 47
       FULL SURRENDER...................................................... 47
       PARTIAL SURRENDER................................................... 47
       EXCHANGE OF POLICY IN CERTAIN STATES................................ 48
       POLICY LOANS........................................................ 48
       PREFERRED LOAN INTEREST RATE........................................ 49
       MATURITY OF YOUR POLICY............................................. 49
       OPTION TO EXTEND COVERAGE........................................... 49
       TAX CONSIDERATIONS.................................................. 50
POLICY PAYMENTS                                                             50
   PAYMENT OPTIONS......................................................... 50
       CHANGE OF PAYMENT OPTION............................................ 50
       TAX IMPACT.......................................................... 50
   THE BENEFICIARY......................................................... 51
   ASSIGNMENT OF A POLICY.................................................. 51
   PAYMENT OF PROCEEDS..................................................... 51
       GENERAL............................................................. 51
       DELAY OF FIXED ACCOUNT PROCEEDS..................................... 51
       DELAY FOR CHECK CLEARANCE........................................... 51
       DELAY OF SEPARATE ACCOUNT VL-R PROCEEDS............................. 51
       DELAY TO CHALLENGE COVERAGE......................................... 52
       DELAY REQUIRED UNDER APPLICABLE LAW................................. 52
ADDITIONAL RIGHTS THAT WE HAVE                                              52
VARIATIONS IN POLICY OR INVESTMENT OPTION TERMS AND CONDITIONS              53
       UNDERWRITING AND PREMIUM CLASSES.................................... 53
       POLICIES PURCHASED THROUGH "INTERNAL ROLLOVERS"..................... 53
       STATE LAW REQUIREMENTS.............................................. 53
       EXPENSES OR RISKS................................................... 53
       UNDERLYING INVESTMENTS.............................................. 53
CHARGES UNDER THE POLICY                                                    53
       STATUTORY PREMIUM TAX CHARGE........................................ 53
       TAX CHARGE BACK..................................................... 54
       PREMIUM EXPENSE CHARGE.............................................. 54
       DAILY CHARGE (MORTALITY AND EXPENSE RISK FEE)....................... 54
       FEES AND EXPENSES AND MONEY MARKET INVESTMENT OPTION................ 54
       FLAT MONTHLY CHARGE................................................. 54
       MONTHLY CHARGE PER $1,000 OF BASE COVERAGE.......................... 54
       MONTHLY INSURANCE CHARGE............................................ 55
       MONTHLY CHARGES FOR ADDITIONAL BENEFIT RIDERS....................... 55
       SURRENDER CHARGE.................................................... 56
       PARTIAL SURRENDER PROCESSING FEE.................................... 56
       TRANSFER FEE........................................................ 56
       ILLUSTRATIONS....................................................... 57
       POLICY LOANS........................................................ 57
       CHARGE FOR TAXES.................................................... 57
       ALLOCATION OF CHARGES............................................... 57
   MORE ABOUT POLICY CHARGES............................................... 57
       PURPOSE OF OUR CHARGES.............................................. 57
       GENERAL............................................................. 57
ACCUMULATION VALUE                                                          58
       YOUR ACCUMULATION VALUE............................................. 58
       YOUR INVESTMENT OPTIONS............................................. 58
POLICY LAPSE AND REINSTATEMENT                                              58
FEDERAL TAX CONSIDERATIONS                                                  59
   TAX EFFECTS............................................................. 59
       GENERAL............................................................. 59
       TESTING FOR MODIFIED ENDOWMENT CONTRACT STATUS...................... 59
       OTHER EFFECTS OF POLICY CHANGES..................................... 60
       POLICY CHANGES AND EXTENDING COVERAGE............................... 60
       RIDER BENEFITS...................................................... 60

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
        TAXATION OF PRE-DEATH DISTRIBUTIONS IF YOUR POLICY IS NOT A
          MODIFIED ENDOWMENT CONTRACT...................................... 60
        TAXATION OF PRE-DEATH DISTRIBUTIONS IF YOUR POLICY IS A
          MODIFIED ENDOWMENT CONTRACT...................................... 61
        POLICY LAPSES AND REINSTATEMENTS................................... 62
        DIVERSIFICATION AND INVESTOR CONTROL............................... 62
        ESTATE AND GENERATION SKIPPING TAXES............................... 62
        LIFE INSURANCE IN SPLIT DOLLAR ARRANGEMENTS........................ 63
        PENSION AND PROFIT-SHARING PLANS................................... 63
        OTHER EMPLOYEE BENEFIT PROGRAMS.................................... 64
        ERISA.............................................................. 64
        OUR TAXES.......................................................... 64
        WHEN WE WITHHOLD INCOME TAXES...................................... 64
        TAX CHANGES........................................................ 64
 LEGAL PROCEEDINGS                                                          65
 FINANCIAL STATEMENTS                                                       65
 REGISTRATIONS STATEMENTS                                                   65
 INDEX OF SPECIAL WORDS AND PHRASES                                         66



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                                                CONTACT INFORMATION
--------------------------------------------------------------------------------------------------------------------
ADDRESSES AND TELEPHONE NUMBERS: HERE IS
HOW YOU CAN CONTACT US ABOUT THE
PROTECTION ADVANTAGE SELECT POLICIES.

                   ADMINISTRATIVE CENTER:                          HOME OFFICE:              PREMIUM PAYMENTS:

(EXPRESS DELIVERY)                       (U.S. MAIL)         2727-A Allen Parkway       (EXPRESS DELIVERY)
VUL Administration                       VUL Administration  Houston, Texas 77019-2191  Payment Processing Center
2727-A Allen Parkway                     P. O. Box 4880      1-713-831-3443             8430 W. Bryn Mawr Ave.
Houston, Texas 77019-2191                Houston, Texas      1-800-340-2765             3/rd/ Floor Lockbox 0993
1-713-831-3443, 1-800-340-2765           77210-4880                                     Chicago, IL 60631
(Hearing Impaired) 1-888-436-5256                                                       (U.S. MAIL)
Fax: 1-713-620-6653                                                                     Payment Processing Center
(EXCEPT PREMIUM PAYMENTS)                                                               P.O. Box 0993
                                                                                        Carol Stream, IL 60132-0993
--------------------------------------------------------------------------------------------------------------------

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                         POLICY BENEFITS/RISKS SUMMARY

   This summary describes the Policy's important benefits and risks. The sections in this prospectus following this summary discuss the Policy's benefits and other provisions in more detail.

   AGL no longer sells Protection Advantage Select Policies.

                                POLICY BENEFITS

   During the insured person's lifetime, you may, within limits, (1) change the amount of insurance, (2) borrow or withdraw amounts you have invested,
(3) choose when and how much you invest, (4) choose whether your ACCUMULATION VALUE or amount of premiums under your Policy, upon the insured person's death, will be added to the insurance proceeds we otherwise will pay to the beneficiary, and (5) add or delete certain other optional benefits that we make available by rider to your Policy. At the time of purchase, you can decide whether your Policy will be subject to certain tax rules that maximize the cash value or rules that maximize the insurance coverage.

   You may currently allocate your accumulation value among the 48 variable investment options available under the Policy, each of which invests in an underlying fund (each available portfolio is referred to in this prospectus as a "Fund," and collectively, the "Funds"), and the Fixed Account, which credits a specified rate of interest.

   Your accumulation value will vary based on the investment performance of the variable investment options you choose and interest credited to the Fixed Account.

YOUR SPECIFIED AMOUNT

   In your application to buy a Protection Advantage Select Policy, you tell us how much life insurance coverage you want. We call this the "SPECIFIED AMOUNT" of insurance. The Policy is available for specified amounts of $50,000 or more. The specified amount consists of what we refer to as "BASE COVERAGE" plus any "SUPPLEMENTAL COVERAGE" you select. You decide how much base coverage and supplemental coverage you want. Base coverage must be at least 10% of the specified amount. We pay compensation to your insurance agent's broker-dealer for the sale of both base and supplemental coverages. We pay a different level of compensation based on the amounts of base and supplemental coverages you select. See "Base coverage and supplemental coverage" on page 29.

DEATH BENEFIT

.. Death Benefit Proceeds: We pay the death benefit proceeds (reduced by any outstanding POLICY LOANS and increased by any unearned LOAN INTEREST we may have already charged) to the beneficiary when the insured person dies. In your application to buy a Protection Advantage Select Policy, you tell us how much life insurance coverage you want. We will increase the death benefit by any additional death benefit under a rider. We also provide a guarantee of a death benefit, contingent upon payment of the required premiums, equal to the specified amount (less any indebtedness) and any benefit riders for a specified period. This guarantee is not applicable if your Policy has lapsed.

..  DEATH BENEFIT OPTION 1, OPTION 2 AND OPTION 3:

   You can choose death benefit OPTION 1 or OPTION 2 at the time of your application or at any later time before the insured person's age 100. You can choose death benefit OPTION 3 only at the time of your application. You must choose one of the three Options when you apply for your Policy.

    . Death Benefit Option 1 is the specified amount on the date of the insured person's death.

    . Death Benefit Option 2 is the sum of (a) the specified amount on the date of the insured person's death and (b) the Policy's accumulation value as of the date of death.

    . Death Benefit Option 3 is the sum of (a) the death benefit we would pay under Option 1 and (b) the cumulative amount of premiums you paid for the Policy and any riders. There is a Maximum Net Amount at Risk associated with Death Benefit Option 3. The Maximum Net Amount at Risk on the DATE OF ISSUE is shown on page 3 of your Policy. The death benefit payable will be reduced by any amounts waived under the Waiver of Monthly Deduction Rider. Additional premiums you pay for the Policy and any riders following a PARTIAL SURRENDER are not considered part of the "cumulative amount of premiums you paid" until the total value of the premiums paid is equivalent to or greater than the amount surrendered.

   Federal tax law may require us to increase the death benefit under any of the above death benefit Options. See "Required minimum death benefit" on page 28.

FULL SURRENDERS, PARTIAL SURRENDERS, TRANSFERS, AND POLICY LOANS

.. Full Surrenders: At any time while the Policy is in force, you may surrender your Policy in full. If you do, we will pay you the accumulation value, less any Policy loans, plus any unearned loan interest, and less any surrender charge that then applies. We call this amount your "cash surrender value." You cannot REINSTATE a surrendered Policy. A full surrender may have adverse tax consequences.

.. Partial Surrenders: You may, at any time after the first POLICY YEAR and before the insured person's age 100, make a partial surrender of your Policy's cash surrender value. A partial surrender must be at least $500. We do not allow partial surrenders that would reduce the death benefit below $50,000. A partial surrender is also subject to any surrender charge that then applies. A partial surrender may have adverse tax consequences.

.. Transfers: Within certain limits, you may make TRANSFERS among the variable investment options and the Fixed Account. You may make up to twelve transfers of accumulation value among the variable investment options in each Policy year without charge. We will assess a $25 charge for each transfer after the 12th transfer in a Policy year. There are special limits on transfers involving the Fixed Account.

.. Policy Loans: You may take a loan from your Policy at any time. The maximum loan amount you may take is equal to your Policy's cash surrender value less three times the amount of the charges we assess against your accumulation value on your MONTHLY DEDUCTION DAY. The minimum loan you may take is $500 or, if less, an amount equal to your Policy's cash surrender value less three times the amount of the charges we assess against your accumulation value on your monthly deduction day. We charge you interest on your loan at an annual effective rate of 4.75%, which is equal to 4.54% payable in advance. We credit interest monthly on loaned amounts; we guarantee an annual effective interest rate of 4.00%. After the tenth Policy year, you may take a PREFERRED LOAN from your Policy. You may increase your risk of LAPSE if you take a loan. Loans may have adverse tax consequences.

PREMIUMS

.. Flexibility of Premiums: After you pay the initial premium, you can pay premiums at any time (prior to the Policy's maturity) and in any amount less than the maximum amount allowed under tax laws. You can select a premium payment plan to pay "PLANNED PERIODIC PREMIUMS" monthly, quarterly, semiannually, or annually. You are not required to pay premiums according to the plan. After payment of your initial premium, you need only invest enough to ensure your Policy's cash surrender value stays above zero or that either of the "GUARANTEE PERIOD BENEFIT" (described under "Monthly guarantee premiums" on page 32) or the CONTINUATION GUARANTEE under the guaranteed minimum death benefit rider remains in effect. You may also choose to have premiums automatically deducted from your bank account or other source under our automatic payment plan. Under certain circumstances, we may limit the amount of a premium payment or reject a premium payment.

.. Free Look: When you receive your Policy, the FREE LOOK period begins. You may return your Policy during this period and receive a refund. We will refund the greater of (i) any premium payments received by us or (ii) your accumulation value plus any charges that have been deducted prior to allocation to your specified investment options. The free look period generally expires 10 days after you receive the Policy.

THE POLICY

.. Ownership Rights: While the insured person is living, you, as the owner of the Policy, may exercise all of the rights and options described in the Policy. These rights include selecting and changing the beneficiary, changing the owner, and assigning the Policy.

.. Separate Account: You may direct the money in your Policy to any of the available variable investment options of the Separate Account. Each variable investment option invests exclusively in one of the Funds listed in this prospectus. The value of your investment in a variable investment option depends on the investment results of the related Fund. We do not guarantee any minimum cash value for amounts allocated to the variable investment options. If the Fund investments go down, the value of a Policy can decline.

.. Fixed Account: You may place amounts in the Fixed Account where it earns interest at the rate of 3% or more annually. We may declare higher rates of interest, but are not obligated to do so.

.. Accumulation Value: Your accumulation value is the sum of your amounts in the variable investment options and the Fixed Account. Accumulation value varies from day to day, depending on the investment performance of the variable investment options you choose, interest we credit to the Fixed Account, charges we deduct, and any other transactions (e.g., transfers, partial surrenders and loans).

.. Payment Options: There are several ways of receiving proceeds under the death benefit, surrender, and maturity provisions of the Policy, other than in a lump sum. More detailed information concerning these PAYMENT OPTIONS is available on request from our Administrative Center shown under "Contact Information" on page 5. Also see "Payment Options" on page 50.

.. Tax Benefits: The Policy is designed to afford the tax treatment normally accorded life insurance contracts under federal tax law. Generally, under federal tax law, the death benefit under a qualifying life insurance policy is excludable from the gross income of the beneficiary. In addition, this means that under a qualifying life insurance policy, cash value builds up on a tax deferred basis and transfers of cash value among the available investment options under the policy may be made tax free. Under a qualifying life insurance policy that is not a MODIFIED ENDOWMENT CONTRACT ("MEC"), the proceeds from Policy loans would not be taxed. If the Policy is not a MEC, distributions after the 15th
   Policy year generally will be treated first as a return of BASIS or investment in the Policy and then as taxable income. Moreover, loans will generally not be treated as distributions. Finally, neither distributions nor loans from a Policy that is not a MEC are subject to the 10% penalty tax.

SUPPLEMENTAL BENEFITS AND RIDERS

   We offer several riders that provide supplemental benefits under the Policy, such as the Accidental Death Benefit Rider, which provides an additional death benefit payable if the insured person dies from bodily injury that results from an accident. For most of the riders that you choose, a charge, which is shown on page 3 of your Policy, will be deducted from your accumulation value on each monthly deduction day. Eligibility for and changes in these benefits are subject to our rules and procedures as well as Internal Revenue Service guidance and rules that pertain to the Internal Revenue Code's definition of life insurance as in effect from time to time. Not all riders are available in all states.

                                 POLICY RISKS

INVESTMENT RISK

   The Policy is not suitable as a short-term investment. We designed the Policy to meet long-term financial goals. In the Policy's early years, if the total charges exceed total premiums paid or if your investment choices perform poorly, your Policy may not have any cash surrender value. The surrender charge is large enough in the Policy's early years so that if you fully surrender your Policy you may receive no cash surrender value. If you take multiple partial surrenders, your accumulation value may not cover required charges and your Policy would lapse.

   If you invest your accumulation value in one or more variable investment options, then you will be subject to the risk that investment performance will be unfavorable. You will also be subject to the risk that the accumulation value will decrease because of the unfavorable performance and the resulting higher insurance charges. You could lose everything you invest. You will also be subject to the risk that the investment performance of the variable investment options you choose may be less favorable than that of other variable investment options, and in order to keep the Policy in force may be required to pay more premiums than originally planned. WE DO NOT GUARANTEE A MINIMUM ACCUMULATION VALUE.

   If you allocate net premiums to the Fixed Account, then we credit your accumulation value (in the Fixed Account) with a declared rate of interest, but you assume the risk that the rate may decrease, although it will never be lower than a guaranteed minimum annual effective rate of 3%.

RISK OF LAPSE

   If your cash surrender value is not enough to pay the charges deducted against your accumulation value each month, your Policy may enter a 61-day GRACE PERIOD. We will notify you that the Policy will lapse (terminate without value) at the end of the grace period unless you make a sufficient payment. Your Policy may also lapse if outstanding Policy loans plus any accrued interest payable exceeds the cash surrender value. While the guarantee period benefit is applicable to your Policy, if you pay the monthly guarantee premiums your Policy will not lapse and we will provide a death benefit depending on the death benefit Option you chose. If the guaranteed minimum death benefit rider is applicable to your Policy and the value of your CONTINUATION GUARANTEE ACCOUNT is greater than zero, your Policy will not lapse and we will provide a death benefit depending on the death benefit Option you chose.

TAX RISKS

   We anticipate that the Policy should generally qualify as a life insurance contract under federal tax law. However, due to limited guidance under the federal tax law, there is some uncertainty about the application of the federal tax law to the Policy, particularly if you pay the full amount of premiums permitted under the Policy. Please consult a tax adviser about these consequences.

   Depending on the total amount of premiums you pay, the Policy may be treated as a MEC under federal tax laws. If a Policy is treated as a MEC, then surrenders, partial surrenders, and loans under the Policy will be taxable as ordinary income to the extent there are earnings in the Policy. In addition, a 10% penalty tax may be imposed on surrenders, partial surrenders, and loans taken before you reach age 59 1/2.

   See "Federal Tax Considerations" on page 59. You should consult a qualified tax adviser for assistance in all Policy-related tax matters.

PARTIAL SURRENDER AND FULL SURRENDER RISKS

   The surrender charge under the Policy applies for a maximum of the first 14 Policy years (and for a maximum of the first 14 Policy years after any requested increase in the Policy's specified amount) in the event you surrender the Policy or decrease the specified amount. The surrender charge may be considerable. Any outstanding loan balance reduces the amount available to you upon a partial or full surrender. It is possible that you will receive no cash surrender value if you surrender your Policy in the first few Policy years. Under death benefit Option 3, partial surrenders reduce the Policy's death benefit until the total value of the premiums you pay after the partial surrender is equivalent to or greater than the amount surrendered. You should purchase the Policy only if you have the financial ability to keep it in force for a substantial period of time. You should not purchase the Policy if you intend to surrender all or part of the accumulation value in the near future. We designed the Policy to help meet long-term financial goals.

   A partial surrender or full surrender may have adverse tax consequences.

POLICY LOAN RISKS

   A Policy loan, whether or not repaid, will affect accumulation value over time because we subtract the amount of the loan and any accrued interest from the variable investment options and/or Fixed Account as collateral, and this loan collateral does not participate in the investment performance of the variable investment options or receive any excess interest credited to the Fixed Account.

   We reduce the amount we pay on the insured person's death by the amount of any Policy loan and any accrued interest. Your Policy may lapse (terminate without value) if outstanding Policy loans plus any accrued interest payable reduce the cash surrender value to zero.

   If you surrender the Policy or allow it to lapse while a Policy loan remains outstanding, the amount of the loan, to the extent it has not been previously taxed, is treated as a distribution from the Policy and may be subject to federal income taxation.

                                PORTFOLIO RISKS

   A discussion of the risks of each Fund may be found in its prospectus. Please refer to the Funds' prospectuses for more information. You may request a copy of any or all of the Fund prospectuses by contacting your AGL representative or the Administrative Center shown under "Contact Information" on page 5.

   There is no assurance that any of the Funds will achieve its stated investment objective.

                               TABLES OF CHARGES

   The following tables describe the fees and expenses that are payable, when buying, owning and surrendering a Policy. No Policy owner will be charged more than the amount we show under the "Maximum Guaranteed Charge" columns.

   The following tables describe the fees and expenses that are payable at the time that you (1) buy a Policy, (2) change a Policy's specified amount,
(3) surrender a Policy during a maximum of the first 14 Policy years and a maximum of the first 14 Policy years following an increase in the Policy's specified amount, (4) transfer accumulation value between investment options,
(5) activate the overloan protection rider, or (6) request additional illustrations.

-----------------------------------------------------------------------------------------------------
                                          TRANSACTION FEES
-----------------------------------------------------------------------------------------------------
                       WHEN CHARGE IS
CHARGE                    DEDUCTED         MAXIMUM GUARANTEED CHARGE           CURRENT CHARGE
-----------------------------------------------------------------------------------------------------
STATUTORY PREMIUM    Upon receipt of      3.5%/1/ of each premium       3.5%/1/ of each premium
TAX CHARGE           each premium payment payment/2/                    payment/2/
-----------------------------------------------------------------------------------------------------

PREMIUM EXPENSE      Upon receipt of      7.5% of the premium payment   5.0% of the premium payment
CHARGE               each premium payment remaining after deduction of  remaining after deduction of
                                          the premium tax charge        the premium tax charge
-----------------------------------------------------------------------------------------------------

--------
   /1/ Statutory premium tax rates vary by state. For example, the highest premium tax rate, 3.5%, is in the state of Nevada, while the lowest premium tax rate, 0.5%, is in the state of Illinois. Certain local jurisdictions may assess additional premium taxes.

   /2/ Instead of a premium tax charge, we assess a tax charge back of 1.78% of each premium payment for Policy owners residing in Oregon. See "Tax charge back" on page 54.

------------------------------------------------------------------------------------------------------------------------
                                                 TRANSACTION FEES
------------------------------------------------------------------------------------------------------------------------
                                             WHEN CHARGE IS
CHARGE                                         DEDUCTED               MAXIMUM GUARANTEED CHARGE      CURRENT CHARGE
------------------------------------------------------------------------------------------------------------------------
SURRENDER CHARGE
------------------------------------------------------------------------------------------------------------------------

   Maximum Charge/1/                Upon a partial surrender or a      $41 per $1,000 of base    $41 per $1,000 of base
                                    full surrender of your Policy/2/   coverage                  coverage
------------------------------------------------------------------------------------------------------------------------

   Minimum Charge/3/                Upon a partial surrender or a      $1 per $1,000 of base     $1 per $1,000 of base
                                    full surrender of your Policy/2/   coverage                  coverage
------------------------------------------------------------------------------------------------------------------------

   Example Charge - for the         Upon a partial surrender or a      $28 per $1,000 of base    $28 per $1,000 of base
   first Policy year - for a 50     full surrender of your Policy/2/   coverage                  coverage
   year old male, with a
   Specified Amount of
   $360,000, of which
   $306,000 is base coverage
   and $54,000 is
   supplementary coverage/2/
------------------------------------------------------------------------------------------------------------------------

--------
   /1/ The Maximum Charge for both the maximum guaranteed charge and the current charge occurs during the insured person's first Policy year. The Maximum Charge is for a male, standard tobacco, age 60 at the Policy's date of issue, with a Specified Amount of $50,000, all of which is base coverage.

   /2/ The Policies have a Surrender Charge that applies for a maximum of the first 14 Policy years and for a maximum of the first 14 Policy years following an increase in the Policy's base coverage. The Surrender Charge will vary based on the insured person's sex, age, premium class, Policy year and base coverage. The Surrender Charge attributable to an increase in the Policy's base coverage applies only to the increase in base coverage. See "Base coverage and supplemental coverage" on page 29. The Surrender Charges shown in the table may not be typical of the charges you will pay. Pages 30 and 31 of your Policy will indicate the maximum guaranteed Surrender Charges applicable to your Policy. More detailed information concerning your Surrender Charge is available free of charge on request from our Administrative Center shown under "Contact Information" on page 5 of this prospectus.

   /3/ The Minimum Charge for both the maximum guaranteed charge and the current charge occurs during the insured person's 14/th/ Policy year. The Minimum Charge is for a female, juvenile, age 1 at the Policy's date of issue, with a Specified Amount of $50,000, of which $50,000 is base coverage and $0 is supplemental coverage.

--------------------------------------------------------------------------------------------
                                 TRANSACTION FEES
--------------------------------------------------------------------------------------------
                             WHEN CHARGE IS      MAXIMUM GUARANTEED
CHARGE                          DEDUCTED               CHARGE            CURRENT CHARGE
--------------------------------------------------------------------------------------------

OVERLOAN PROTECTION
  RIDER
--------------------------------------------------------------------------------------------

   One-Time Charge         At time rider is      5.0% of Policy's      3.5% of Policy's
                           exercised             accumulation value    accumulation value
                                                 at time rider is      at time rider is
                                                 exercised             exercised
--------------------------------------------------------------------------------------------

PARTIAL SURRENDER          Upon a partial        The lesser of $25     $10
PROCESSING FEE             surrender of your     or 2.0% of the
                           Policy                amount of the
                                                 partial surrender
--------------------------------------------------------------------------------------------

TRANSFER FEE               Upon a transfer of    $25 for each          $25 for each
                           accumulation value    transfer/1/           transfer/1/
--------------------------------------------------------------------------------------------

POLICY OWNER               Upon each request     $25                   $0
ADDITIONAL                 for a Policy
ILLUSTRATION CHARGE        illustration after
                           the first in a
                           Policy year
--------------------------------------------------------------------------------------------

--------
   /1/ The first 12 transfers in a Policy year are free of charge.

   The next tables describe the fees and expenses that you will pay periodically during the time that you own the Policy, not including Fund fees and expenses.

---------------------------------------------------------------------------------------------------------------------
                                               PERIODIC CHARGES
                                     (OTHER THAN FUND FEES AND EXPENSES)
---------------------------------------------------------------------------------------------------------------------
                                  WHEN CHARGE IS               MAXIMUM GUARANTEED
CHARGE                              DEDUCTED                        CHARGE                     CURRENT CHARGE
---------------------------------------------------------------------------------------------------------------------
FLAT MONTHLY CHARGE        Monthly, at the beginning of  $10                             $10
                           each Policy month
---------------------------------------------------------------------------------------------------------------------

COST OF INSURANCE
CHARGE/1/

   Maximum Charge/2/       Monthly, at the beginning of  $83.33 per $1,000 of net        $37.25 per $1,000 of net
                           each Policy month             amount at risk/3/ attributable  amount at risk attributable
                                                         to base coverage; and           to base coverage; and

                                                         $83.33 per $1,000 of net        $37.25 per $1,000 of net
                                                         amount at risk attributable     amount at risk attributable
                                                         to supplemental coverage        to supplemental coverage
---------------------------------------------------------------------------------------------------------------------

   Minimum Charge/4/       Monthly, at the beginning of  $0.02 per $1,000 of net         $0.02 per $1,000 of net
                           each Policy month             amount at risk attributable     amount at risk attributable
                                                         to base coverage; and           to base coverage; and

                                                         $0.02 per $1,000 of net         $0.02 per $1,000 of net
                                                         amount at risk attributable     amount at risk attributable
                                                         to supplemental coverage        to supplemental coverage
---------------------------------------------------------------------------------------------------------------------

   Example Charge          Monthly, at the beginning of  $0.28 per $1,000 of net         $0.12 per $1,000 of net
   for the first           each Policy month             amount at risk attributable     amount at risk attributable
   Policy year -                                         to base coverage; and           to base coverage; and
   for a 50 year
   old male,                                             $0.28 per $1,000 of net         $0.23 per $1,000 of net
   preferred                                             amount at risk attributable     amount at risk attributable
   non-tobacco,                                          to supplemental coverage        to supplemental coverage
   with a Specified
   Amount of
   $360,000, of
   which $306,000
   is base coverage
   and $54,000 is
   supplemental
   coverage
---------------------------------------------------------------------------------------------------------------------

--------
   /1/ The Cost of Insurance Charge will vary based on the insured person's sex, age, premium class, Policy year and base and supplemental coverage amounts. See "Base coverage and supplemental coverage" on page 29. The Cost of Insurance Charges shown in the table may not be typical of the charges you will pay. Page 28 of your Policy will indicate the maximum guaranteed Cost of Insurance Charge applicable to your Policy. More detailed information concerning your Cost of Insurance Charge is available on request from our Administrative Center shown under "Contact Information" on page 5 of this prospectus. Also see "Illustrations" on page 26 of this prospectus.

   /2/ The Maximum Charge for both the maximum guaranteed charge and the current charge occurs during the 12 months following the Policy anniversary nearest the insured person's 120th birthday. The Policy anniversary nearest the insured person's 121st birthday is the Policy's maximum maturity date. The Maximum Charge is for a male, standard tobacco, age 85 at the Policy's date of issue, with a Specified Amount of $50,000, all of which is base coverage.

   /3/ The NET AMOUNT AT RISK is the difference between the current death benefit under your Policy and your accumulation value under the Policy.

   /4 /The Minimum Charge for both the maximum guaranteed charge and the current charge occurs in Policy year 1. The Minimum Charge is for a female, juvenile, age 6 at the Policy's date of issue, with a Specified Amount of $2,000,000, of which $1,000,000 is base coverage and $1,000,000 is supplemental coverage.

----------------------------------------------------------------------------------------------------------------
                                           PERIODIC CHARGES
                                 (OTHER THAN FUND FEES AND EXPENSES)
----------------------------------------------------------------------------------------------------------------
                                       WHEN CHARGE IS      MAXIMUM GUARANTEED
CHARGE                                    DEDUCTED               CHARGE                 CURRENT CHARGE
----------------------------------------------------------------------------------------------------------------
MONTHLY CHARGE PER $1,000 OF
BASE COVERAGE/1/
----------------------------------------------------------------------------------------------------------------

   Maximum Charge - for an           Monthly, at the       $2.66 per $1000 of    $2.66 per $1000 of base
   85 year old male, standard        beginning of each     base coverage         coverage
   tobacco, with a Specified         Policy month. This
   Amount of $360,000, of            Charge is assessed
   which $360,000 is base            during the first 5
   coverage                          Policy years and
                                     the first 5 Policy
                                     years following an
                                     increase in base
                                     coverage/2/
----------------------------------------------------------------------------------------------------------------

   Minimum Charge - for a 1          Monthly, at the       $0.05 per $1000 of    $0.05 per $1000 of base
   year old female, juvenile,        beginning of each     base coverage         coverage
   with a Specified Amount of        Policy month. This
   $360,000, of which $36,000        Charge is assessed
   is base coverage                  during the first 5
                                     Policy years and
                                     the first 5 Policy
                                     years following an
                                     increase in base
                                     coverage/2/
----------------------------------------------------------------------------------------------------------------

   Example Charge - for a            Monthly, at the       $0.38 per $1000 of    $0.38 per $1000 of base
   50 year old male,                 beginning of each     base coverage         coverage
   preferred non-tobacco,            Policy month. This
   with a Specified Amount of        Charge is assessed
   $360,000, of which                during the first 5
   $306,000 is base coverage         Policy years and
                                     the first 5 Policy
                                     years following an
                                     increase in base
                                     coverage/2/
----------------------------------------------------------------------------------------------------------------

DAILY CHARGE (MORTALITY AND          Daily                 annual effective      annual effective rate of
EXPENSE RISK FEE)/3/                                       rate of 0.70% of      0.70% of accumulation value
                                                           accumulation value    invested in the variable
   Policy years 1-10/4/                                    invested in the       investment options/4/
                                                           variable investment
                                                           options/4/
----------------------------------------------------------------------------------------------------------------

POLICY LOAN INTEREST CHARGE          Annually (in          4.75% of the loan     4.75% of the loan balance/5/
                                     advance, on your      balance/5/
                                     Policy anniversary)
----------------------------------------------------------------------------------------------------------------

--------
   /1/ The Monthly Charge per $1,000 of base coverage will vary based on the amount of base coverage and the insured person's sex, age and premium class. See "Base coverage and supplemental coverage" on page 29. The Monthly Charge per $1,000 of base coverage shown in the table may not be typical of the charges you will pay. Page 3A of your Policy will indicate the initial Monthly Charge per $1,000 of base coverage applicable to your Policy. Your Policy refers to this charge as the "Monthly Expense Charge for the First Five Years." More detailed information covering your Monthly Charge per $1,000 of base coverage is available on request from our Administrative Center, shown under "Contact Information" on page 5 of this prospectus, or your AGL representative. There is no additional charge for any illustrations which may show various amounts of coverage.

   /2/ The charge assessed during the first 5 Policy years following an increase in base coverage is only upon the amount of the increase in base coverage.

   /3/ Policies issued in Maryland refer to this charge as an "account value charge."

   /4/ After the 10/th/ Policy year, the maximum DAILY CHARGE will be as follows:

              Policy years 11-20  annual effective rate of  0.35%
              Policy years 21+    annual effective rate of  0.15%

       These reductions in the maximum amount of the daily charge are guaranteed.

   /5/ We assess loan interest at the beginning of each Policy year at a rate of 4.54%. The 4.54% rate is equivalent to interest assessed at the end of the Policy year at an annual effective rate of 4.75%. See "Policy loans" on page 48.

   The next tables describe the fees and expenses that you will pay periodically if you choose an optional benefit rider during the time that you own the Policy.

--------------------------------------------------------------------------------------
                                 PERIODIC CHARGES
                          (OPTIONAL BENEFIT RIDERS ONLY)
--------------------------------------------------------------------------------------
OPTIONAL BENEFIT        WHEN CHARGE IS       MAXIMUM GUARANTEED
RIDER                   DEDUCTED             CHARGE               CURRENT CHARGE
--------------------------------------------------------------------------------------
ACCIDENTAL DEATH
BENEFIT/1/

   Maximum Charge -     Monthly, at the      $0.15 per $1,000 of  $0.15 per $1,000 of
   for a 65 year old    beginning of each    rider coverage       rider coverage
                        Policy month
--------------------------------------------------------------------------------------

   Minimum Charge -     Monthly, at the      $0.07 per $1,000 of  $0.07 per $1,000 of
   for a 29 year old    beginning of each    rider coverage       rider coverage
                        Policy month
--------------------------------------------------------------------------------------

   Example Charge -     Monthly, at the      $0.11 per $1,000 of  $0.11 per $1,000 of
   for a 50 year old    beginning of each    rider coverage       rider coverage
                        Policy month
--------------------------------------------------------------------------------------

CHILDREN'S              Monthly, at the      $0.48 per $1,000 of  $0.48 per $1,000 of
  INSURANCE BENEFIT     beginning of each    rider coverage       rider coverage
                        Policy month
--------------------------------------------------------------------------------------

SPOUSE/OTHER
  INSURED TERM/2/

   Maximum charge -     Monthly at the       $7.31 per $1,000 of  $4.61 per $1,000 of
   for a 75 year        beginning of each    rider coverage       rider coverage
   old male,            Policy month
   standard tobacco
--------------------------------------------------------------------------------------

   Minimum charge -     Monthly at the       $0.07 per $1,000 of  $0.01 per $1,000 of
   for a 15 year        beginning of each    rider coverage       rider coverage
   old female,          Policy month
   standard
   non-tobacco
--------------------------------------------------------------------------------------

   Example charge -     Monthly at the       $0.41 per $1,000 of  $0.35 per $1,000 of
   for a 50 year        beginning of each    rider coverage       rider coverage
   old male,            Policy month
   preferred
   non-tobacco
--------------------------------------------------------------------------------------

TERMINAL ILLNESS
  RIDER

   Interest on          At time rider        Greater of (1)       5.25%
   Benefit              benefit is paid and  Moody's Bond
                        each Policy          Average or (2) cash
                        anniversary          value interest rate
                        thereafter           plus 1%/3/

   Administrative       At time of claim     $250                 $150
   Fee
--------------------------------------------------------------------------------------

WAIVER OF MONTHLY
DEDUCTION/4/

   Maximum Charge -     Monthly, at the      $0.40 per $1,000 of  $0.40 per $1,000 of
   for a 59 year old    beginning of each    net amount at risk   net amount at risk
                        Policy month         attributable to the  attributable to the
                                             Policy               Policy
--------------------------------------------------------------------------------------

   Minimum Charge -     Monthly, at the      $0.02 per $1,000 of  $0.02 per $1,000 of
   for an 18 year       beginning of each    net amount at risk   net amount at risk
   old                  Policy month         attributable to the  attributable to the
                                             Policy               Policy
--------------------------------------------------------------------------------------

   Example Charge -     Monthly, at the      $0.08 per $1,000 of  $0.08 per $1,000 of
   for a 50 year old    beginning of each    net amount at risk   net amount at risk
                        Policy month         attributable to the  attributable to the
                                             Policy               Policy
--------------------------------------------------------------------------------------

--------
   /1/ The charge for the Accidental Death Benefit Rider will vary based on the insured person's age.

   /2/ The charge for the Spouse/Other Insured Term Rider will vary based on the spouse's or other insured's sex, age and premium class.

   /3/ The guaranteed maximum interest rate will not exceed the greater of:

    . the Moody's corporate Bond Yield Average-Monthly Average Corporates for the month of October preceding the calendar year for which the loan interest rate is determined; or
    . the interest rate used to calculate cash values in the Fixed Account during the period for which the interest rate is determined, plus 1%.

   /4/ The charge for the Waiver of Monthly Deduction Rider will vary based on the insured person's age when we assess the charge.

---------------------------------------------------------------------------------------------------
                                      PERIODIC CHARGES
                               (OPTIONAL BENEFIT RIDERS ONLY)
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
                                  WHEN CHARGE IS        MAXIMUM GUARANTEED    CURRENT CHARGE
CHARGE                            DEDUCTED              CHARGE
---------------------------------------------------------------------------------------------------
GUARANTEED MINIMUM DEATH
BENEFIT RIDER CHARGE/1/

   Maximum Charge - for an 85     Monthly, at the       $12.66 per $1000 of   $0.83 per $1000 of
   year old male, standard        beginning of each     net amount at risk    net amount at risk
   tobacco, with a Specified      Policy month          attributable to       attributable to
   Amount of $360,000, of                               total of base and     total of base and
   which $360,000 is base                               supplemental          supplemental
   coverage                                             coverages             coverages
---------------------------------------------------------------------------------------------------

   Minimum Charge - for a 6       Monthly, at the       $0.02 per $1000 of    $0.01 per $1000 of
   year old female, juvenile,     beginning of each     net amount at risk    net amount at risk
   with a Specified Amount of     Policy month          attributable to       attributable to
   $360,000, of which $36,000                           total of base and     total of base and
   is base coverage and                                 supplemental          supplemental
   $324,000 is supplemental                             coverages             coverages
   coverage
---------------------------------------------------------------------------------------------------

   Example Charge - for a 50      Monthly, at the       $0.28 per $1000 of    $0.16 per $1000 of
   year old male, preferred       beginning of each     net amount at risk    net amount at risk
   non-tobacco, with a            Policy month          attributable to       attributable to
   Specified Amount of                                  total of base and     total of base and
   $360,000, of which                                   supplemental          supplemental
   $306,000 is base coverage                            coverages             coverages
   and $54,000 is
   supplemental coverage
---------------------------------------------------------------------------------------------------

--------
   /1/ The charge for the Guaranteed Minimum Death benefit rider will vary based on the insured person's sex, age, premium class and death benefit Option selected.

The next table describes the Fund fees and expenses that you will pay periodically during the time that you own the Policy. The table shows the maximum and minimum Total Annual Fund Operating Expenses before contractual waiver or reimbursement for any of the Funds for the fiscal year ended December 31, 2010. Current and future expenses for the Funds may be higher or lower than those shown.

-----------------------------------------------------------------------------------------
                             ANNUAL FUND FEES AND EXPENSES
                   (EXPENSES THAT ARE DEDUCTED FROM THE FUND ASSETS)
-----------------------------------------------------------------------------------------
CHARGE                                                                    MAXIMUM MINIMUM
------                                                                    ------- -------
-----------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES FOR ALL OF THE FUNDS (EXPENSES THAT
  ARE DEDUCTED FROM PORTFOLIO ASSETS INCLUDE MANAGEMENT FEES,
  DISTRIBUTION (12B-1) FEES, AND OTHER EXPENSES)/1/                        1.85%   0.29%
-----------------------------------------------------------------------------------------

   Details concerning each Fund's specific fees and expenses are contained in the Funds' prospectuses.
--------
   /1/ Currently 12 of the Funds have contractual reimbursements or fee waivers. These reimbursements or waivers expire on April 30, 2012. These contractual reimbursements or fee waivers do not change the maximum or minimum annual Fund fees and expenses reflected in the table.

                              GENERAL INFORMATION

AMERICAN GENERAL LIFE INSURANCE COMPANY

   We are American General Life Insurance Company ("AGL"). AGL is a stock life insurance company organized under the laws of Texas. AGL's home office is 2727-A Allen Parkway, Houston, Texas 77019-2191. AGL is a successor in interest to a company originally organized under the laws of Delaware on January 10, 1917. AGL is an indirect, wholly-owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

   AIG is a leading international insurance organization with operations in more than 130 countries and jurisdictions. AIG companies serve commercial, institutional and individual customers through one of the most extensive worldwide property-casualty networks of any insurer. In addition, AIG companies are leading providers of life insurance and retirement services in the United States. AIG common stock is listed on the New York Stock Exchange, as well as the stock exchanges in Ireland and Tokyo.

   AGL is regulated for the benefit of Policy owners by the insurance regulator in its state of domicile and also by all state insurance departments where it is licensed to conduct business. AGL is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to Policy owners. Insurance regulations also require AGL to maintain additional surplus to protect against a financial impairment; the amount of which surplus is based on the risks inherent in AGL's operations.

   American General Life Companies, www.americangeneral.com, is the marketing name for a group of affiliated domestic life insurers, including AGL. The commitments under the Policies are AGL's, and AIG has no legal obligation to back those commitments.

   On September 22, 2008, American International Group, Inc. ("AIG") entered into a revolving credit facility ("FRBNY Credit Facility") with the Federal Reserve Bank of New York ("NY Fed"). In connection with the FRBNY Credit Facility, on March 4, 2009, AIG issued its Series C Perpetual, Convertible, Participating Preferred Stock (the "Series C Preferred Stock") to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury (the "Trust"). The Series C shares were entitled to approximately 77.8% of the voting power of AIG's outstanding stock.

   On January 14, 2011, AIG completed a series of previously announced integrated transactions (the "Recapitalization") to recapitalize AIG. In the Recapitalization, AIG repaid the Federal Reserve Bank of New York ("NY Fed") approximately $21 billion in cash, representing all amounts owing under the FRBNY Credit Facility and the facility was terminated. Also as part of the Recapitalization, (i) the Series C Preferred Stock was exchanged for shares of AIG Common Stock and subsequently transferred to the U.S. Department of the Treasury (the "Treasury Department") and the Trust, which had previously held all shares of the Series C Preferred Stock, was terminated, (ii) AIG's Series E Preferred Shares and Series F Preferred Shares were exchanged for shares of AIG Common Stock and a new Series G Preferred Shares (which functions as a
$2 billion commitment to provide funding that AIG will have the discretion and option to use). As a result of the Recapitalization, the Treasury Department is a majority shareholder of AIG Common Stock. These transactions do not alter AGL's obligations to you. It is expected that over time the Treasury Department will sell its shares of the AIG Common Stock on the open market.

   More information about AIG may be found in the regulatory filings AIG files from time to time with the U.S. Securities and Exchange Commission at www.sec.gov.

SEPARATE ACCOUNT VL-R

   We hold the Fund shares in which any of your accumulation value is invested in the Separate Account. The Separate Account is registered as a unit investment trust with the SEC under the Investment Company Act of 1940. We created the Separate Account on May 6, 1997 under Texas law.

   For record keeping and financial reporting purposes, the Separate Account is divided into 74 separate "divisions," 48 of which correspond to the 48 variable "investment options" under the Policy. The remaining 26 divisions, and all of these 48 divisions, represent investment options available under other variable universal life policies we offer. We hold the Fund shares in which we invest your accumulation value for an investment option in the division that corresponds to that investment option. One or more of the Funds may sell its shares to other funds. Income, gains and losses credited to, or charged against, the Separate Account reflect the Separate Account's own investment experience and not the investment experience of the Separate Account's other assets.

   The assets in the Separate Account are our property. The assets in the Separate Account may not be used to pay any liabilities of AGL other than those arising from the Policies. AGL is obligated to pay all amounts under the Policies due the Policy owners.

ADDITIONAL INFORMATION

   We have filed a Statement of Additional Information (the "SAI") with the SEC which includes more information about your Policy. The back cover page to this prospectus describes how you can obtain a copy of the SAI.

COMMUNICATION WITH AGL

   When we refer to "you," we mean the person who is authorized to take any action with respect to a Policy. Generally, this is the owner named in the Policy. Where a Policy has more than one owner, each owner generally must join in any requested action, except for transfers and changes in the allocation of future premiums or changes among the investment options.

   Administrative Center. The Administrative Center provides service to all Policy owners. See "Contact Information" on page 5 of this prospectus. For applicants, your AGL representative will tell you if you should use an address other than the Administrative Center address. All premium payments, requests, directions and other communications should be directed to the appropriate location. You should mail premium payments and loan repayments (or use express delivery, if you wish) directly to the appropriate address shown on your billing statement. If you do not receive a billing statement, send your premium directly to the address for premium payments shown under "Contact Information" on page 5. You should communicate notice of the insured person's death, including any related documentation, to our Administrative Center address.

   E-Delivery, E-Service, telephone transactions and written transactions. There are several different ways to request and receive Policy services.

   E-Delivery. Instead of receiving paper copies by mail of certain documents we are required to provide to you, including annual Policy and Fund prospectuses, you may select E-Delivery. E-Delivery allows you to receive notification by E-mail when new or updated documents are available that pertain to your Policy. You may then follow the link contained within the E-mail to view these documents on-line. You may find electronically received documents easier to review and retain than paper documents. To enroll for E-Delivery, you can complete certain information at the time of your Policy application (with one required extra signature). If you prefer, you can go to www.americangeneral.com and at the same time you enroll for E-Service, enroll for E-Delivery. You do not have to enroll for E-Service to enroll for E-Delivery unless you enroll on-line. You may select or cancel E-Delivery at any time. There is no charge for E-Delivery.

       E-Service. You may enroll for E-Service to have access to on-line services for your Policy. These services include transferring values among investment options and changing allocations for future premiums. You can also view Policy statements. If you have elected E-Service, you may choose to handle certain Policy requests by E-Service, in writing or by telephone. We expect to expand the list of available E-Service transactions in the future. To enroll for E-Service, go to www.americangeneral.com, click the "Create Account" link beneath the E-Service login box, and complete the on-line enrollment pages. You may select or cancel the use of E-Service at any time. There is no charge for E-Service.

       E-Service transactions, telephone transactions and written transactions. Certain transaction requests currently must be made in writing. You must make the following requests in writing (unless you are permitted to make the requests by E-Service or by telephone. See "Telephone transactions" on page 22).

       .  transfer of accumulation value;*

       .  change of allocation percentages for premium payments; *

       .  change of allocation percentages for Policy deductions; *

       .  telephone transaction privileges; *

       .  loan;*

       .  full surrender;

       .  partial surrender;*

       .  premium payments; **

       .  change of beneficiary or contingent beneficiary;

       .  loan repayments or loan interest payments; **

       .  change of death benefit Option or manner of death benefit payment;

       .  change in specified amount;

       . addition or cancellation of, or other action with respect to any benefit riders;

       .  election of a payment Option for Policy proceeds; and

       .  tax withholding elections.
--------
* These transactions are permitted by E-Service, by telephone or in writing. ** These transactions are permitted by E-Service or in writing.

   We have special forms which should be used for loans, assignments, partial and full surrenders, changes of owner or beneficiary, and all other contractual changes. You will be asked to return your Policy when you request a full surrender. You may obtain these forms from our Administrative Center, shown under "Contact Information" on page 5, or from your AGL representative. Each communication must include your name, Policy number and, if you are not the insured person, that person's name. We cannot process any requested action that does not include all required information.

   One-time premium payments using E-Service. You may use E-Service to schedule one-time premium payments for your Policy. The earliest scheduled payment date available is the next business day. For the purposes of E-Service one-time premium payments only, a business day is a day the United States Federal Reserve System ("Federal Reserve") is open. If payment scheduling is completed after 4:00 p.m. Eastern time, then the earliest scheduled payment date available is the second business day after the date the payment scheduling is completed.

   Generally, your payment will be applied to your Policy on the scheduled payment date, and it will be allocated to your chosen variable investment options based upon the prices set after 4:00 p.m. Eastern time on the scheduled payment date. See "Effective Date of Policy and Related Transactions" on page 39.

   Premium payments may not be scheduled for Federal Reserve holidays, even if the New York Stock Exchange ("NYSE") is open. If the NYSE is closed on your scheduled payment date, your payment will be allocated to your chosen variable investment options based upon the prices set after 4:00 p.m. Eastern time on the first day the NYSE is open following your scheduled payment date.

   Telephone transactions. If you have a completed telephone authorization form on file with us, you may make transfers, or change the allocation of future premium payments or deduction of charges, by telephone, subject to the terms of the form. We will honor telephone instructions from any person who provides the correct information, so there is a risk of possible loss to you if unauthorized persons use this service in your name. Our current procedure is that only the owner or your AGL representative may make a transfer request by phone. We are not liable for any acts or omissions based upon instructions that we reasonably believe to be genuine. Our procedures include verification of the Policy number, the identity of the caller, both the insured person's and owner's names, and a form of personal identification from the caller. We will promptly mail a written confirmation of the transaction. If (a) many people seek to make telephone requests at or about the same time, or (b) our recording equipment malfunctions, it may be impossible for you to make a telephone request at the time you wish. You should submit a written request if you cannot make a telephone request. Also, if due to malfunction or other circumstances your telephone request is incomplete or not fully comprehensible, we will not process the transaction. The phone number for telephone requests is 1-800-340-2765.

   General. It is your responsibility to carefully review all documents you receive from us and immediately notify the Administrative Center of any potential inaccuracies. We will follow up on all inquiries. Depending on the facts and circumstances, we may retroactively adjust your Policy, provided you notify us of your concern within 30 days of receiving the transaction confirmation, statement or other document. Any other adjustments we deem warranted are made as of the time we receive notice of the potential error. If you fail to notify the Administrative Center of any potential mistakes or inaccuracies within 30 days of receiving any document, we will deem you to have ratified the transaction.

VARIABLE INVESTMENT OPTIONS

   We divided the Separate Account into variable investment options, each of which invests in shares of a corresponding Fund. Currently, you may invest premium payments in variable investment options investing in the Funds listed in the following table. The name of each Fund or a footnote for the Fund describes its type (for example, money market fund, growth fund, equity fund, etc.). The text of the footnotes follows the table. Fund sub-advisers are shown in parentheses.

VARIABLE INVESTMENT OPTIONS                                       INVESTMENT ADVISER (SUB-ADVISER, IF APPLICABLE)
---------------------------                                       -----------------------------------------------
Alger Capital Appreciation Portfolio - Class I-2 Shares           Fred Alger Management, Inc.
Alger Mid Cap Growth Portfolio - Class I-2 Shares                 Fred Alger Management, Inc.
American Century(R) VP Value Fund                                 American Century Investment Management, Inc.
Credit Suisse Trust U.S. Equity Flex I Portfolio/1/               Credit Suisse Asset Management, LLC
Dreyfus VIF International Value Portfolio - Initial Shares        The Dreyfus Corporation
Fidelity(R) VIP Asset Manager/SM/ Portfolio - Service Class 2/2/  Fidelity Management & Research Company ("FMR")
                                                                  (FMR Co., Inc.)
                                                                  (Fidelity Investments Money Management, Inc.)
                                                                  (Other affiliates of FMR)
Fidelity(R) VIP Contrafund(R) Portfolio - Service Class 2/3/      FMR (FMR Co., Inc.)
                                                                  (Other affiliates of FMR)
Fidelity(R) VIP Equity-Income Portfolio - Service Class 2         FMR (FMR Co., Inc.)
                                                                  (Other affiliates of FMR)

VARIABLE INVESTMENT OPTIONS                                           INVESTMENT ADVISER (SUB-ADVISER, IF APPLICABLE)
---------------------------                                        -------------------------------------------------------
Fidelity(R) VIP Freedom 2020 Portfolio - Service Class 2/4/        Strategic Advisers(R), Inc.
Fidelity(R) VIP Freedom 2025 Portfolio - Service Class 2/5/        Strategic Advisers(R), Inc.
Fidelity(R) VIP Freedom 2030 Portfolio - Service Class 2/6/        Strategic Advisers(R), Inc.
Fidelity(R) VIP Growth Portfolio - Service Class 2                 FMR (FMR Co., Inc.)
                                                                   (Other affiliates of FMR)
Fidelity(R) VIP Mid Cap Portfolio - Service Class 2                FMR (FMR Co., Inc.)
                                                                   (Other affiliates of FMR)
Franklin Templeton VIP Franklin Small Cap Value Securities
  Fund - Class 2/7/                                                Franklin Advisory Services, LLC
Franklin Templeton VIP Mutual Shares Securities Fund - Class 2/8/  Franklin Mutual Advisers, LLC
Invesco V.I. Global Real Estate Fund - Series I Shares             Invesco Advisers, Inc.
                                                                   (Invesco Asset Management Limited)
Invesco V.I. International Growth Fund - Series I Shares           Invesco Advisers, Inc.
Invesco Van Kampen V.I. Growth and Income Fund - Series I
  Shares                                                           Invesco Advisers, Inc.
Janus Aspen Enterprise Portfolio - Service Shares/9/               Janus Capital Management LLC
Janus Aspen Forty Portfolio - Service Shares/10/                   Janus Capital Management LLC
Janus Aspen Overseas Portfolio - Service Shares/11/                Janus Capital Management LLC
JPMorgan IT Core Bond Portfolio - Class 1 Shares                   J.P. Morgan Investment Management Inc.
JPMorgan IT International Equity Portfolio - Class 1 Shares        J.P. Morgan Investment Management Inc.
MFS(R) VIT New Discovery Series - Initial Class/12/                Massachusetts Financial Services Company
MFS(R) VIT Research Series - Initial Class/13/                     Massachusetts Financial Services Company
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I            Neuberger Berman Management LLC (Neuberger Berman LLC)
Neuberger Berman AMT Socially Responsive Portfolio - Class I/14/   Neuberger Berman Management LLC (Neuberger Berman LLC)
Oppenheimer Balanced Fund/VA - Non-Service Shares/15/              OppenheimerFunds, Inc.
Oppenheimer Global Securities Fund/VA - Non-Service Shares         OppenheimerFunds, Inc.
PIMCO VIT CommodityRealReturn(R) Strategy Portfolio -
  Administrative Class/16/                                         Pacific Investment Management Company LLC
PIMCO VIT Global Bond Portfolio (Unhedged) - Administrative
  Class                                                            Pacific Investment Management Company LLC
PIMCO VIT Real Return Portfolio - Administrative Class/17/         Pacific Investment Management Company LLC
PIMCO VIT Short-Term Portfolio - Administrative Class              Pacific Investment Management Company LLC
PIMCO VIT Total Return Portfolio - Administrative Class            Pacific Investment Management Company LLC
Pioneer Mid Cap Value VCT Portfolio - Class I Shares               Pioneer Investment Management, Inc.
Putnam VT Diversified Income Fund - Class IB/18/                   Putnam Investment Management, LLC (Putnam Investment
                                                                   Limited)
Putnam VT Small Cap Value Fund - Class IB                          Putnam Investment Management, LLC (Putnam Investment
                                                                   Limited)
SunAmerica ST Aggressive Growth Portfolio - Class 1 Shares         SunAmerica Asset Management Corp. (Wells Capital
                                                                   Management Incorporated)
SunAmerica ST Balanced Portfolio - Class 1 Shares/19/              SunAmerica Asset Management Corp.
                                                                   (J.P. Morgan Investment Management Inc.)
VALIC Co. I International Equities Fund/20/                        VALIC* (PineBridge Investments LLC)
VALIC Co. I Mid Cap Index Fund                                     VALIC* (SunAmerica Asset Management Corp.)
VALIC Co. I Money Market I Fund                                    VALIC* (SunAmerica Asset Management Corp.)
VALIC Co. I Nasdaq-100(R) Index Fund/21/                           VALIC* (SunAmerica Asset Management Corp.)
VALIC Co. I Science & Technology Fund/22/                          VALIC* (RCM Capital Management, LLC)
                                                                   (T. Rowe Price Associates, Inc.)
                                                                   (Wellington Management Company, LLP)
VALIC Co. I Small Cap Index Fund/23/                               VALIC* (SunAmerica Asset Management Corp.)
VALIC Co. I Stock Index Fund/24/                                   VALIC* (SunAmerica Asset Management Corp.)
Vanguard** VIF High Yield Bond Portfolio                           Wellington Management Company, LLP
Vanguard** VIF REIT Index Portfolio                                The Vanguard Group, Inc.

--------
/1/ The Fund type for Credit Suisse Trust U.S. Equity Flex I Portfolio is capital growth.

/2/ The Fund type for Fidelity(R) VIP Asset Manager/SM/ Portfolio - Service Class 2 is high total return.
/3/ The Fund type for Fidelity(R) VIP Contrafund(R) Portfolio - Service Class 2 is long-term capital appreciation.
/4/ The Fund type for Fidelity(R) VIP Freedom 2020 Portfolio - Service Class 2 is high total return.
/5/ The Fund type for Fidelity(R) VIP Freedom 2025 Portfolio - Service Class 2 is high total return.
/6/ The Fund type for Fidelity(R) VIP Freedom 2030 Portfolio - Service Class 2 is high total return.
/7/ The Fund type for Franklin Templeton VIP Franklin Small Cap Value Securities Fund - Class 2 is long-term total return.
/8/ The Fund type for Franklin Templeton VIP Mutual Shares Securities Fund - Class 2 is capital appreciation with income as a secondary goal.
/9/ The Fund type for Janus Aspen Enterprise Portfolio - Service Shares is long-term growth of capital.
/10/ The Fund type for Janus Aspen Forty Portfolio - Service Shares is long-term growth of capital.
/11/ The Fund type for Janus Aspen Overseas Portfolio - Service Shares is long-term growth of capital.
/12/ The Fund type for MFS(R) VIT New Discovery Series - Initial Class is capital appreciation.
/13/ The Fund type for MFS(R) VIT Research Series - Initial Class is capital appreciation.
/14/ The Fund type for Neuberger Berman AMT Socially Responsive Portfolio -
     Class I Shares is long-term growth of capital by investing primarily in securities of companies that meet the Fund's financial criteria and social policy.
/15/ The Fund type for Oppenheimer Balanced Fund/VA - Non-Service Shares is
     total return.
/16/ The Fund type for PIMCO VIT CommodityRealReturn(R) Strategy Portfolio -
     Administrative Class is maximum real return.
/17/ The Fund type for PIMCO VIT Real Return Portfolio - Administrative Class
     is maximum real return.
/18/ The Fund type for Putnam VT Diversified Income Fund - Class 1B is high level of current income consistent with preservation of capital.
/19/ The Fund type for SunAmerica ST Balanced Portfolio - Class 1 Shares is
     conservation of principal and capital appreciation.
/20/ The Fund type for VALIC Co. I International Equities Fund is long-term growth of capital through investments primarily in a diversified portfolio of equity and equity-related securities of foreign issuers.
/21/ The Fund type for VALIC Co. I Nasdaq-100(R) Index Fund is long-term capital growth through investments in the stocks that are included in the Nasdaq-100(R) Index.
/22/ The Fund type for VALIC Co. I Science & Technology Fund is long-term capital appreciation. This Fund is a sector fund.
/23/ The Fund type for VALIC Co. I Small Cap Index Fund is growth of capital through investment primarily in a diversified portfolio of common stocks that, as a group, the sub-adviser believes may provide investment results closely corresponding to the performance of the Russell 2000(R) Index.
/24/ The Fund type for VALIC Co. I Stock Index Fund is long-term capital growth through investment in common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the S&P 500(R) Index.
*  "VALIC" means The Variable Annuity Life Insurance Company.
** "Vanguard" is a trademark of The Vanguard Group, Inc.

   From time to time, certain Fund names are changed. When we are notified of a name change, we will make changes so that the new name is properly shown. However, until we complete the changes, we may provide you with various forms, reports and confirmations that reflect a Fund's prior name.

   YOU CAN LEARN MORE ABOUT THE FUNDS, THEIR INVESTMENT POLICIES, RISKS, EXPENSES AND ALL OTHER ASPECTS OF THEIR OPERATIONS BY READING THEIR PROSPECTUSES. You should carefully read the Funds' prospectuses before you select any variable investment option. We do not guarantee that any Fund will achieve its objective. In addition, no single Fund or investment option, by itself, constitutes a balanced investment plan. A Fund's prospectus may be supplemented by the Fund's Investment Adviser. Please check the Protection Advantage Select webpage at www.americangeneral.com/life/life.nsf/contents/productsindividuals_prospectuses_
VUL to view your Fund prospectuses and their supplements.

   We have entered into various services agreements with most of the advisers or administrators for the Funds. We receive payments for the administrative services we perform such as proxy mailing and tabulation, mailing of Fund related information and responding to Policy owners' inquiries about the

Funds. Currently, these payments range from 0.15% to 0.35% of the daily market value of the assets invested in the underlying Fund as of a certain date, usually paid at the end of each calendar quarter.

   We have entered into a services agreement with PIMCO Variable Insurance Trust ("PIMCO VIT") under which we receive fees of up to 0.15% of the daily market value of the assets invested in the underlying Fund, paid directly by PIMCO VIT for services we perform.

   We also receive what are referred to as "12b-1 fees" from some of the Funds themselves. These fees are designed to help pay for our direct and indirect distribution costs for the Policies. These fees are generally equal to 0.25% of the daily market value of the assets invested in the underlying Fund.

   From time to time some of these arrangements, except for 12b-1 arrangements, may be renegotiated so that we receive a greater payment than previously paid depending on our determination that the expenses we incur are greater than we anticipated. If the expenses we incur are less than we anticipated, we may make a profit from some of these arrangements. These payments do not result in any additional charges under the Policies that are not described under "Charges Under the Policy" on page 53.

VOTING PRIVILEGES

   We are the legal owner of the Funds' shares held in the Separate Account. However, you may be asked to instruct us how to vote the Fund shares held in the various Funds that are attributable to your Policy at meetings of shareholders of the Funds. The number of votes for which you may give directions will be determined as of the record date for the meeting. The number of votes that you may direct related to a particular Fund is equal to (a) your accumulation value invested in that Fund divided by (b) the net asset value of one share of that Fund. Fractional votes will be recognized.

   We will vote all shares of each Fund that we hold of record, including any shares we own on our own behalf, in the same proportions as those shares for which we have received instructions from owners participating in that Fund through the Separate Account. Even if Policy owners participating in that Fund choose not to provide voting instructions, we will vote the Fund's shares in the same proportions as the voting instructions which we actually receive. As a result, the instructions of a small number of Policy owners could determine the outcome of matters subject to shareholder vote.

   If you are asked to give us voting instructions, we will send you the proxy material and a form for providing such instructions. Should we determine that we are no longer required to send the owner such materials, we will vote the shares as we determine in our sole discretion.

   In certain cases, we may disregard instructions relating to changes in a Fund's investment manager or its investment policies. We will advise you if we do and explain the reasons in our next report to Policy owners. AGL reserves the right to modify these procedures in any manner that the laws in effect from time to time allow.

FIXED ACCOUNT

   We invest any accumulation value you have allocated to the Fixed Account as part of our general assets. We credit interest on that accumulation value at a rate which we declare from time to time. We guarantee that the interest will be credited at an annual effective rate of at least 3%. Although this interest increases the amount of any accumulation value that you have in the Fixed Account, such accumulation value will also be reduced by any charges that are allocated to this option under the procedures described under "Allocation of charges" on page 57. The "daily charge" described on page 54 and the fees and expenses of the Funds discussed on page 18 do not apply to the Fixed Account.

   You may transfer accumulation value into the Fixed Account at any time. However, there are restrictions on the amount you may transfer out of the Fixed Account in a Policy year. Please see "Transfers of existing accumulation value" on page 33.

   Our general account. Our general account assets are all of our assets that we do not hold in legally segregated separate accounts. Our general account supports our obligations to you under your Policy's Fixed Account. Unlike the Separate Account, the assets in the general account may be used to pay any liabilities of AGL in addition to those arising from the Policies. Because of applicable exemptions, no interest in this option has been registered under the Securities Act of 1933, as amended. Neither our general account nor our Fixed Account is an investment company under the Investment Company Act of 1940. We have been advised that the staff of the SEC has not reviewed the disclosures that are included in this prospectus for your information about our general account or our Fixed Account. Those disclosures, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

   How we declare interest. Except for amounts held as collateral for loans, we can at any time change the rate of interest we are paying on any accumulation value allocated to our Fixed Account, but it will always be at an annual effective rate of at least 3%.

   Under these procedures, it is likely that at any time different interest rates will apply to different portions of your accumulation value, depending on when each portion was allocated to our Fixed Account. Any charges, partial surrenders, or loans that we take from any accumulation value that you have in our Fixed Account will be taken from each portion in reverse chronological order based on the date that accumulation value was allocated to this option.

ILLUSTRATIONS

   We may provide you with illustrations for your Policy's death benefit, accumulation value, and cash surrender value based on hypothetical rates of return. Hypothetical illustrations also assume costs of insurance for a hypothetical person. These illustrations are illustrative only and should not be considered a representation of past or future performance. Your actual rates of return and actual charges may be higher or lower than these illustrations. The actual return on your accumulation value will depend on factors such as the amounts you allocate to particular investment options, the amounts deducted for the Policy's fees and charges, the variable investment options' fees and charges, and your Policy loan and partial surrender history.

   Before you purchase the Policy, we will provide you with what we refer to as a personalized illustration. A personalized illustration shows future benefits under the Policy based upon (1) the proposed insured person's age and PREMIUM CLASS and (2) your selection of a death benefit Option, specified amount, planned periodic premiums, riders, and proposed investment options.

   After you purchase the Policy and upon your request, we will provide a similar personalized illustration that takes into account your Policy's actual values and features as of the date the illustration is prepared. We reserve the right to charge a maximum fee of $25 for personalized illustrations prepared after the Policy is issued if you request us to do so more than once each year. We do not currently charge for additional personalized illustrations.

                                POLICY FEATURES

   Keep in mind as you review the following Policy features that we no longer sell Protection Advantage Select Policies.

AGE

   Generally, our use of age in your Policy and this prospectus refers to a person who is between six months younger and six months older than the stated age. Sometimes we refer to this as the "attained" age.

DEATH BENEFITS

   Your specified amount of insurance. In your application to buy a Protection Advantage Select Policy, you tell us how much life insurance coverage you want. We call this the "specified amount" of insurance.

   The specified amount consists of what we refer to as "base coverage" plus any "supplemental coverage" you select. Base coverage must be at least 10% of the specified amount. We pay a different level of compensation based on the amounts of base and supplemental coverages you select. See "Base coverage and supplemental coverage" on page 29.

   We also guarantee a death benefit for a specified period, provided you have paid the required monthly guarantee premiums. The guaranteed death benefit is equal to the specified amount (less any indebtedness) and any benefit riders. We refer to this guarantee in this prospectus as the "guarantee period benefit." We also offer a guaranteed minimum death benefit rider that includes a continuation guarantee. We provide more information about the specified amount and the guarantee period benefit under "Monthly guarantee premiums," on page 32 and a discussion of the rider under "Additional Benefit Riders" on page 41. You should read these other discussions carefully because they contain important information about how the choices you make can affect your benefits and the amount of premiums and charges you may have to pay.

   Investment performance affects the amount of your Policy's accumulation value. We deduct all charges from your accumulation value. The amount of the monthly charges may differ from month to month. However, as long as all applicable charges are paid timely each month, the specified amount of insurance payable under your Policy is unaffected by investment performance. (See "Monthly insurance charge" on page 55.)

   Your death benefit. You must choose one of three death benefit Options under your Policy at the time it is issued.

   You can choose Option 1 or Option 2 at the time of your application or at any later time before the insured person's age 100. You can choose death benefit Option 3 only at the time of your application. The death benefit we will pay is reduced by any outstanding Policy loans and increased by any unearned loan interest we may have already charged. Depending on the Option you choose, the death benefit we will pay is:

    .  Option 1--The specified amount on the date of the insured person's death.

    . Option 2--The sum of (a) the specified amount on the date of the insured person's death and (b) the Policy's accumulation value as of the date of death.

    . Option 3--The sum of (a) the death benefit we would pay under Option 1 and (b) the cumulative amount of premiums you paid for the Policy and any riders. There is a Maximum Net Amount at Risk associated with Death Benefit Option 3. The Maximum Net Amount at Risk on the Date of Issue is shown on Page 3 of your Policy. The death benefit payable will be reduced by any amounts waived under the Waiver of Monthly

      Deduction Rider. Additional premiums you pay for the Policy and any riders following a partial surrender are not considered part of the "cumulative amount of premiums you paid" until the total value of the premiums paid is equivalent to or greater than the amount surrendered.

       If at any time the net amount at risk exceeds the maximum net amount at risk, AGL may automatically make a partial surrender or reduce the death benefit, both of which may have federal tax consequences, to keep the net amount at risk below the maximum then in effect. In no event, however, will we make such partial surrender or reduce the death benefit if the change would result in adverse tax consequences under Internal Revenue Code Section 7702. Future underwritten increases in specified amount will increase the maximum net amount at risk.

   See "Partial surrender" on page 47 for more information about the effect of partial surrenders on the amount of the death benefit.

   Under either Option 2 or Option 3, your death benefit will be higher than under Option 1. However, the MONTHLY INSURANCE CHARGE we deduct will also be higher to compensate us for our additional risk. Because of this, your accumulation value for the same amount of premium will be higher under Option 1 than under either Option 2 or Option 3.

   Any premiums we receive after the insured person's death will be returned and not included in your accumulation value.

   Required minimum death benefit. We may be required under federal tax law to pay a larger death benefit than what would be paid under your chosen death benefit Option. We refer to this larger benefit as the "REQUIRED MINIMUM DEATH BENEFIT" as explained below.

   Federal tax law requires a minimum death benefit (the required minimum death benefit) in relation to the accumulation value for a Policy to qualify as life insurance. We will automatically increase the death benefit of a Policy if necessary to ensure that the Policy will continue to qualify as life insurance. One of two tests under current federal tax law can be used: the "GUIDELINE PREMIUM TEST" or the "CASH VALUE ACCUMULATION TEST." You must elect one of these tests when you apply for a Policy. After we issue your Policy, the choice may not be changed.

   If you choose the guideline premium test, total premium payments paid in a Policy year may not exceed the guideline premium payment limitations for life insurance set forth under federal tax law. In addition to meeting the premium requirements, the death benefit must be large enough when compared to the accumulation value to meet the minimum death benefit requirement. If you choose the cash value accumulation test, there are no limits on the amount of premium you can pay in a Policy year, as long as the death benefit is large enough compared to the accumulation value to meet the minimum death benefit requirement.

   The other major difference between the two tax tests involves the Policy's required minimum death benefit. The required minimum death benefit is calculated as shown in the tables that follow.

   If you selected death benefit Option 1, Option 2 or Option 3 at any time when the required minimum death benefit is more than the death benefit payable under the Option you selected, the death benefit payable would be the required minimum death benefit.

   Under federal tax law rules, if you selected either death benefit Option 1 or Option 3 and elected the cash value accumulation test, rather than the guideline premium test, the payment of additional premiums may cause your accumulation value to increase to the required minimum death benefit. Therefore, choosing the cash value accumulation test may make it more likely that the required minimum death benefit will apply if you select death benefit Option 1 or Option 3.

   If you anticipate that your Policy may have a substantial accumulation value in relation to its death benefit, you should be aware that the cash value accumulation test may cause your Policy's death benefit to be higher than if you had chosen the guideline premium test. To the extent that the cash value accumulation test does result in a higher death benefit, the cost of insurance charges deducted from your Policy will also be higher. This compensates us for the additional risk that we might have to pay the required minimum death benefit.

   If you have selected the cash value accumulation test, we calculate the required minimum death benefit by multiplying your Policy's accumulation value by a REQUIRED MINIMUM DEATH BENEFIT PERCENTAGE that will be set forth on page 29 of your Policy. The required minimum death benefit percentage varies based on the age, sex and premium class of the insured person. Below is an example of applicable required minimum death benefit percentages for the cash value accumulation test. The percentages shown are for a male, Non-Tobacco ages 40 to 120.

                         APPLICABLE PERCENTAGES UNDER
                         CASH VALUE ACCUMULATION TEST

INSURED PERSON'S ATTAINED AGE   40   45   50   55   60   65   70   75   99  120
-----------------------------  ---  ---  ---  ---  ---  ---  ---  ---  ---  ---
             %                 419% 353% 299% 254% 218% 190% 167% 149% 111% 104%

   If you have selected the guideline premium test, we calculate the required minimum death benefit by multiplying your Policy's accumulation value by an applicable required minimum death benefit percentage. The applicable required minimum death benefit percentage is 250% when the insured person's age is 40 or less, and decreases each year thereafter to 100% when the insured person's age is 95 or older. The applicable required minimum death benefit percentages under the guideline premium test for certain ages between 40 to 95 are set forth in the following table.

                         APPLICABLE PERCENTAGES UNDER
                            GUIDELINE PREMIUM TEST

INSURED PERSON'S ATTAINED AGE   40   45   50   55   60   65   70   75  95+
-----------------------------  ---  ---  ---  ---  ---  ---  ---  ---  ---
             %                 250% 215% 185% 150% 130% 120% 115% 105% 100%

   Your Policy calls the multipliers used for each test the "Death Benefit Corridor Rate."

   Base coverage and supplemental coverage. The amount of insurance coverage you select at the time you apply to purchase a Policy is called the specified amount. The specified amount is the total of two types of coverage: your "base coverage" and "supplemental coverage," if any, that you select. The total of the two coverages cannot be less than the minimum of $50,000 and at least 10% of the total must be base coverage when you purchase the Policy.

   Generally, if we assess less than the maximum guaranteed charges under your Policy and if you choose supplemental coverage instead of base coverage, then in the early Policy years you will reduce your total charges and increase your accumulation value and cash surrender value.

   You should have an understanding of the significant differences between base coverage and supplemental coverage before you complete your application. Here are the features about supplemental coverage that differ from base coverage:

    . We pay a higher level of compensation for the sale of base coverage than for supplemental coverage;

    .  Supplemental coverage has no surrender charges;

    . The cost of insurance rate for supplemental coverage is always equal to or less than the cost of insurance rate for an equivalent amount of base coverage;

    . We calculate the monthly guarantee premiums at a higher rate for supplemental coverage than for base coverage (see "Monthly guarantee premiums" on page 32); and

    . We do not collect the monthly charge for each $1,000 of specified amount that is attributable to supplemental coverage.

   You can change the percentage of base coverage when you increase the specified amount, but at least 10% of the total specified amount after the increase must remain as base coverage. There is no charge when you change the percentages of base and supplemental coverages. However, if you increase your Policy's base coverage, we will impose a new surrender charge and new monthly charge for each $1,000 of base coverage only upon the amount of the increase in base coverage. The new surrender charge applies for a maximum of the first 14 Policy years following the increase. The percentage that your base and supplemental coverages represent of your specified amount will not change whenever you decrease the specified amount. A partial surrender will reduce the specified amount if you choose death benefit Option 1. In this case, we will deduct any surrender charge that applies to the decrease in base coverage, but not to the decrease in supplemental coverage since supplemental coverage has no surrender charge.

   You should use the mix of base and supplemental coverage to emphasize your own objectives. For instance, our guarantee of a minimum death benefit (through the guarantee period benefit) may be essential to your planning. If this is the case, you may wish to maximize the percentage amount of base coverage you purchase. Policy owner objectives differ. Therefore, before deciding how much, if any, supplemental coverage you should have, you should discuss with your AGL representative what you believe to be your own objectives. Your representative can provide you with further information and Policy illustrations showing how your selection of base and supplemental coverage can affect your Policy values under different assumptions.

PREMIUM PAYMENTS

   Premium payments. We call the payments you make "premiums" or "premium payments." The amount we require as your initial premium varies depending on the specifics of your Policy and the insured person. If mandated under applicable law, we may be required to reject a premium payment. Otherwise, with a few exceptions mentioned below, you can make premium payments at any time and in any amount. Premium payments we receive after your free look period, as discussed on page 33, will be allocated upon receipt to the available investment options you have chosen.

   Premium payments and transaction requests in good order. We will accept the Policy owner's instructions to allocate premium payments to investment options, to make redemptions (including loans) or to transfer values among the Policy owner's investment options, contingent upon the Policy owner's providing us with instructions in good order. This means that the Policy owner's request must be accompanied by sufficient detail to enable us to allocate, redeem or transfer assets properly.

   When we receive a premium payment or transaction request in good order, it will be treated as described under "Effective date of other premium payments and requests that you make" on page 40 of this prospectus. If we receive an instruction that is not in good order, the requested action will not be completed, and any premium payments that cannot be allocated will be held in a non-interest bearing account until we receive all necessary information.

   We will attempt to obtain Policy owner guidance on requests not received in good order for up to five business days following receipt. For instance, one of our representatives may telephone the Policy owner to determine the intent of a request. If a Policy owner's request is still not in good order after five business days, we will cancel the request, and return any unallocated premiums to the Policy owner along with the date the request was canceled.

   Limits on premium payments. Federal tax law may limit the amount of premium payments you can make (relative to the amount of your Policy's insurance coverage) and may impose penalties on amounts you take out of your Policy if you do not observe certain additional requirements. These tax law requirements and a discussion of modified endowment contracts are summarized further under "Federal Tax Considerations" beginning on page 59. We will monitor your premium payments, however, to be sure that you do not exceed permitted amounts or inadvertently incur any tax penalties. The tax law limits can vary as a result of changes you make to your Policy. For example, a reduction in the specified amount of your Policy can reduce the amount of premiums you can pay.

   Also, in certain limited circumstances, additional premiums may cause the death benefit to increase by more than they increase your accumulation value. In such case, we may refuse to accept an additional premium if the insured person does not provide us with satisfactory evidence that our requirements for issuing insurance are still met. This increase in death benefit is on the same terms (including additional charges) as any other specified amount increase you request (as described under "Increase in coverage" on page 36).

   Checks. You may pay premium by checks drawn on a U.S. bank in U.S. dollars and made payable to "American General Life Insurance Company," or "AGL." Premiums after the initial premium should be sent directly to the appropriate address shown on your billing statement. If you do not receive a billing statement, send your premium directly to the address for premium payments shown on page 5 of this prospectus. We also accept premium payments by bank draft, wire or by exchange from another insurance company. Premium payments from salary deduction plans may be made only if we agree. You may obtain further information about how to make premium payments by any of these methods from your AGL representative or from our Administrative Center shown under "Contact Information" on page 5.

   Planned periodic premiums. Page 3 of your Policy will specify a "Planned Periodic Premium." This is the amount that you (within limits) choose to pay. Our current practice is to bill monthly, quarterly, semi-annually or annually. However, payment of these or any other specific amounts of premiums is not mandatory. After payment of your initial premium, you need only invest enough to ensure that your Policy's cash surrender value stays above zero or that the guarantee period benefit (described under "Monthly guarantee premiums" on page 32) remains in effect ("Cash surrender value" is explained under "Full Surrenders" on page 7). The less you invest, the more likely it is that your Policy's cash surrender value could fall to zero as a result of the deductions we periodically make from your accumulation value.

   Monthly guarantee premiums. Page 3 of your Policy will specify a "Monthly Guarantee Premium." If you pay these guarantee premiums, we will provide at least an Option 1 death benefit, even if your policy's cash surrender value has declined to zero.

   We call this our "guarantee period benefit." This benefit extends for up to the first 20 Policy years, provided you pay the monthly guarantee premiums. Here are its terms and conditions:

    . The guarantee period benefit extends for the first 20 Policy years if the insured person is no older than age 55 at Policy issue. The duration of the guarantee period benefit decreases by one year for each increase in the issue age beginning with issue age 56 until, at an issue age of 70 or older, it is five years.

    . On the first day of each POLICY MONTH that you are covered by the guarantee period benefit, we determine if the cash surrender value is sufficient to pay the monthly deduction. (POLICY MONTHS are measured from the "Date of Issue" that will also be shown on page 3 of your Policy.)

    . If the cash surrender value is insufficient, we determine if the cumulative amount of premiums paid under the Policy, less any partial surrenders and Policy loans, is at least equal to the sum of the monthly guarantee premiums starting with the date of issue, including the current Policy month.

    . If the monthly guarantee premium requirement is met, the Policy will not lapse. See "Policy Lapse and Reinstatement" on page 58.

    . We continue to measure your cash surrender value and the sum of monthly guarantee premiums for the length of time you are covered by the guarantee period benefit.

   The cost of providing the guarantee period benefit is, in part, dependent on the level of the monthly guarantee premium. The more supplemental coverage you choose, the lower are your overall Policy charges. Although overall Policy charges are lower, more supplemental coverage will result in a higher monthly guarantee premium.

   Whenever you increase or decrease your specified amount, change death benefit Options or add or delete a benefit rider, we calculate a new monthly guarantee premium. The amount you must pay to keep the guarantee period benefit in force will increase or decrease. We can calculate your new monthly guarantee premium as a result of a Policy change before you make the change. Please contact either your agent or the Administrative Center shown under "Contact Information" on page 5 for this purpose.

    . For increases in the specified amount, the new monthly guarantee premium is calculated based on the insured's underwriting characteristics at the time of the increase and the amount of the increase.

    . For decreases in the specified amount, the monthly guarantee premium is adjusted on a pro-rata basis. For instance, if the specified amount is reduced by one-half, the monthly guarantee premium is reduced by one-half.

    . For the addition of a benefit rider, the monthly guarantee premium is increased by the amount of the monthly deduction for the rider.

    . For the deletion of a benefit rider, the monthly guarantee premium will be decreased by the amount of the monthly deduction for the rider.

   Some states require variations in the terms of our guarantee period benefit.

   Payment of the monthly guarantee premiums assures your Policy and riders will not lapse. The guaranteed minimum death benefit rider does not provide this assurance unless the provisions of the rider are met. See "Guaranteed minimum death benefit rider" on page 44.

   Free look period. If for any reason you are not satisfied with your Policy, you may return it to us and we will refund the greater of (i) any premium payments received by us or (ii) your accumulation value plus any charges that have been deducted prior to allocation to your specified investment options. To exercise your right to return your Policy, you must mail it directly to the Administrative Center address shown under "Contact Information" on page 5 or return it to the AGL representative through whom you purchased the Policy within 10 days after you receive it. In a few states, this period may be longer. Because you have this right, we will invest your initial net premium payment in the money market investment option from the date your investment performance begins until the first business day that is at least 15 days later. Then we will automatically allocate your investment among the available investment options in the ratios you have chosen. This reallocation will not count against the 12 free transfers that you are permitted to make each year. Any additional premium we receive during the 15-day period will also be invested in the money market investment option and allocated to the investment options at the same time as your initial net premium. Californians age 60 and above may elect an immediate allocation to the selected investment options.

CHANGING YOUR INVESTMENT OPTION ALLOCATIONS

   Future premium payments. You may at any time change the investment options in which future premiums you pay will be invested. Your allocation must, however, be in whole percentages that total 100%.

   Transfers of existing accumulation value. You may transfer your existing accumulation value from one investment option to another, subject to the restrictions below and other restrictions described in this prospectus (see "Market timing" on page 34, "Restrictions initiated by the Funds and information sharing obligations" on page 36 and "Additional Rights That We Have" on page 52).

    . Charges. The first 12 transfers in a Policy year are free of charge. We consider your instruction to transfer from or to more than one investment option at a time to be one transfer. We will charge $25 for each additional transfer.

    . Restrictions on transfers from variable investment options. You may make transfers from the variable investment options at any time. There is no maximum limit on the amount you may transfer. The minimum amount you may transfer from a variable investment option is $500, unless you are transferring the entire amount you have in the option.

    . Restrictions on transfers from the Fixed Account. You may make transfers from the Fixed Account only during the 60-day period following each Policy anniversary (including the 60-day period following the date we apply your initial premium to your Policy).

       The maximum total amount you may transfer from the Fixed Account each year is limited to the greater of "a" or "b" below:

       a. 25% of the unloaned accumulation value you have in the Fixed Account as of the Policy anniversary (for the first Policy year, the amount of your initial premium you allocated to the Fixed Account); or

       b. the total amount you transferred or surrendered from the Fixed Account during the previous Policy year.

       The minimum amount you may transfer from the Fixed Account is $500, unless you are transferring the entire amount you have in the Fixed Account.

   Dollar cost averaging. DOLLAR COST AVERAGING is an investment strategy designed to reduce the risks that result from market fluctuations. The strategy spreads the allocation of your accumulation value among your chosen variable investment options over a period of time. This allows you to reduce the risk of investing most of your funds at a time when prices are high. The success of this strategy depends on market trends and is not guaranteed. You should carefully consider your financial ability to continue the program over a long enough period of time to allocate accumulation value to the variable investment options when their value is low as well as when it is high.

   Under dollar cost averaging, we automatically make transfers of your accumulation value from the variable investment option of your choice to one or more of the other variable investment options that you choose. You tell us what day of the month you want these transfers to be made (other than the 29th, 30th or 31st of a month) and whether the transfers on that day should occur monthly, quarterly, semi-annually or annually. We make the transfers at the end of the VALUATION PERIOD containing the day of the month you select. (The term "valuation period" is described on page 39.) You must have at least $5,000 of accumulation value to start dollar cost averaging and each transfer under the program must be at least $100. Dollar cost averaging ceases upon your request, or if your accumulation value in the investment option from which you are making transfers becomes exhausted. You may maintain only one dollar cost averaging instruction with us at a time. You cannot use dollar cost averaging at the same time you are using AUTOMATIC REBALANCING. Dollar cost averaging transfers do not count against the 12 free transfers that you are permitted to make each year. We do not charge you for using this service.

   Automatic rebalancing. This feature automatically rebalances the proportion of your accumulation value in each variable investment option under your Policy to correspond to your then current premium allocation designation. Automatic rebalancing does not guarantee gains, nor does it assure that you will not have losses. You tell us whether you want us to do the rebalancing quarterly, semi-annually or annually. Automatic rebalancing will occur as of the end of the valuation period that contains the date of the month your Policy was issued. For example, if your Policy is dated January 17, and you have requested automatic rebalancing on a quarterly basis, automatic rebalancing will start on April 17, and will occur quarterly thereafter. You must have a total accumulation value of at least $5,000 to begin automatic rebalancing. Rebalancing ends upon your request. You may maintain only one automatic rebalancing instruction with us at a time. You cannot use automatic rebalancing at the same time you are using dollar cost averaging. Automatic rebalancing transfers do not count against the 12 free transfers that you are permitted to make each year. We do not charge you for using this service.

   Market timing. The Policies are not designed for professional market timing organizations or other entities or individuals using programmed and frequent transfers involving large amounts. Market timing carries risks with it, including:

    . dilution in the value of Fund shares underlying investment options of other Policy owners;

    .  interference with the efficient management of the Fund's portfolio; and

    .  increased administrative costs.

   We have policies and procedures affecting your ability to make exchanges within your Policy. We use the term "exchange" to mean two things in this discussion about market timing. We are not referring to the exchange of one life insurance policy for another policy or contract. An exchange can be your allocation of all or a portion of a new premium payment to an investment option. An exchange can also be a transfer of your accumulation value in one investment option (all or a portion of the value) to another investment option.

   We are required to monitor the Policies to determine if a Policy owner requests:

    . an exchange out of a variable investment option within two calendar weeks of an earlier exchange into that same variable investment option; or

    . an exchange into a variable investment option within two calendar weeks of an earlier exchange out of that same variable investment option; or

    . an exchange out of a variable investment option followed by an exchange into that same variable investment option, more than twice in any one calendar quarter; or

    . an exchange into a variable investment option followed by an exchange out of that same variable investment option, more than twice in any one calendar quarter.

   If any of the above transactions occurs, we will suspend such Policy owner's same day or overnight delivery transfer privileges (including website, e-mail and facsimile communications) with notice to prevent market timing efforts that could be harmful to other Policy owners or beneficiaries. Such notice of suspension will take the form of either a letter mailed to your last known address, or a telephone call from our Administrative Center to inform you that effective immediately, your same day or overnight delivery transfer privileges have been suspended. A Policy owner's first violation of this policy will result in the suspension of Policy transfer privileges for ninety days. A Policy owner's subsequent violation of this policy will result in the suspension of Policy transfer privileges for six months.

   In most cases, exchanges into and out of the money market investment option are not considered market timing; however, we examine all of the above transactions without regard to any exchange into or out of the money market investment option. We treat such transactions as if they are exchanges directly into and out of the same variable investment option. For instance:

    (1)if a Policy owner requests an exchange out of any variable investment option into the money market investment option, and

    (2)the same Policy owner, within two calendar weeks requests an exchange out of the money market investment option back into that same variable investment option, then

    (3)the second transaction above is considered market timing.

   Transfers under dollar cost averaging, automatic rebalancing or any other automatic transfer arrangements to which we have agreed are not affected by these procedures.

   The procedures above will be followed in all circumstances, and we will treat all Policy owners the same.

   In addition, Policy owners incur a $25 charge for each transfer in excess of 12 each Policy year.

   Restrictions initiated by the Funds and information sharing obligations. The Funds have policies and procedures restricting transfers into the Fund. For this reason or for any other reason the Fund deems necessary, a Fund may instruct us to reject a Policy owner's transfer request. Additionally, a Fund may instruct us to restrict all purchases or transfers into the Fund by a particular Policy owner. We will follow the Fund's instructions. The availability of transfers from any investment option offered under the Policy is unaffected by the Fund's policies and procedures.

   Please read the Funds' prospectuses and supplements for information about restrictions that may be initiated by the Funds.

   In order to prevent market timing, the Funds have the right to request information regarding Policy owner transaction activity. If a Fund requests, we will provide mutually agreed upon information regarding Policy owner transactions in the Fund.

CHANGING THE SPECIFIED AMOUNT OF INSURANCE

   Increase in coverage. At any time before the insured person's age 100 while the insured person is living, you may request an increase in the specified amount of coverage under your Policy. You must, however, provide us with satisfactory evidence that the insured person continues to meet our requirements for issuing insurance coverage.

   We treat an increase in specified amount in many respects as if it were the issuance of a new Policy. For example, the monthly insurance charge for the increase will be based on the age, gender and premium class of the insured person at the time of the increase. Also, a new amount of surrender charge

   . applies to any amount of the increase that you request as base (rather than supplemental) coverage;

   . applies as if we were instead issuing the same amount of base coverage as a new Protection Advantage Select Policy; and

   . applies to the amount of the increase for a maximum of the 14 Policy years following the increase.

   Whenever you decide to increase your specified amount, you will be subject to a new monthly charge per $1,000 of base coverage. The additional charge will be applied to the increase in your base coverage portion of the increase in the specified amount for the first five Policy years following the increase. Increasing the specified amount may increase the amount of premium you would need to pay to avoid a lapse of your Policy.

   You are not required to increase your specified amount in any specific percentage or ratio that your base and supplemental coverage bear to your specified amount before the increase, with one exception. Base coverage must be at least 10% of the total specified amount after the increase.

   Decrease in coverage. After the first Policy year and before the insured's age 100, you may request a reduction in the specified amount of coverage, but not below certain minimums. After any decrease, the death benefit cannot be less than the greater of:

   .   $50,000; and

   . any minimum amount which, in view of the amount of premiums you have paid, is necessary for the Policy to continue to meet the federal tax law definition of life insurance.

   We will apply any decrease in coverage as of the monthly deduction day (see "Monthly deduction days" on page 40) following the VALUATION DATE we receive the request.

The decrease in coverage is applied in the following order:

   . Against the specified amount provided by the most recent increase, applied first to the supplemental coverage portion of the increase, followed by the base coverage portion of the increase;

   . Against the next most recent increases successively, with the supplemental coverage portion of each increase reduced first, followed by the base coverage portion of the same increase;

   . Against the specified amount provided under your original application, with supplemental coverage reduced first, followed by base coverage.

   We will deduct from your accumulation value any surrender charge that is due on account of the decrease. We will also reduce any remaining surrender charge amount associated with the portion of your Policy's base coverage that has been reduced. If there is not sufficient accumulation value to pay the surrender charge at the time you request a reduction, the decrease will not be allowed.

   A reduction in specified amount will not reduce the monthly charge per $1,000 of base coverage, or the amount of time for which we assess the charges. For instance, if you increase your base coverage and follow it by a decrease in base coverage within five years of the increase, we will assess the monthly charge per $1,000 of base coverage against the increase in base coverage for the full five years even though you have reduced the amount of base coverage.

CHANGING DEATH BENEFIT OPTIONS

   Change of death benefit Option. You may at any time before the insured person's age 100 while the insured person is living request us to change your death benefit Option from:

    Option 1 to Option 2;
    Option 2 to Option 1; or
    Option 3 to Option 1.

   No other changes are permitted. A change from Option 3 to Option 1 may be subject to regulatory approval in your state.

   . If you change from Option 1 to Option 2, we automatically reduce your Policy's specified amount of insurance by the amount of your Policy's accumulation value (but not below zero) at the time of the change. The change will go into effect on the monthly deduction day following the date we receive your request for change. Any such reduction in specified amount will be subject to the same guidelines and restrictions described in "Decrease in coverage" on page 36. We will take the reduction proportionately from each component of the Policy's specified amount. We will not charge a surrender charge for this reduction in specified amount. The surrender charge schedule will not be reduced on

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      account of the reduction in specified amount. The monthly charge per
       $1,000 of base coverage will not change. At the time of the change of death benefit Option, your Policy's monthly insurance charge and surrender value will not change.

   . If you change from Option 2 to Option 1, then as of the date of the change we automatically increase your Policy's specified amount by the amount of your Policy's accumulation value. We will apply the entire increase in your specified amount to the last coverage added (either base or supplemental) to your Policy, and which has not been removed. The monthly charge per $1000 of base coverage will not change. At the time of the change of death benefit Option, your Policy's monthly insurance charge and surrender value will not change.

   . If you change from Option 3 to Option 1, your Policy's specified amount will not change. The monthly charge per $1000 of base coverage and the COST OF INSURANCE RATES will not change. Your Policy's monthly insurance charge will decrease and the surrender value will increase.

   Effect of changes in insurance coverage on guarantee period benefit. A change in coverage does not result in termination of the guarantee period benefit, so that if you pay certain prescribed amounts of premiums, we will pay a death benefit even if your Policy's cash surrender value declines to zero. See "Monthly guarantee premiums" on page 32.

NO TOBACCO USE INCENTIVE

   In general, certain charges under life insurance policies are higher if the insured person uses tobacco. We provide an incentive for our insureds to quit the use of tobacco or any other products that contain nicotine. It is important to understand, therefore, that when we refer to "tobacco," we mean tobacco or any other products that contain nicotine. Tobacco use includes the use of nicotine patches and nicotine gum. See "Underwriting and premium classes" on page 53.

   The owner does not elect this feature. We provide it automatically without additional charge. Here are its terms:

   . if the insured person is in the preferred tobacco, standard tobacco or special tobacco underwriting class; then

   . for the first three Policy years, the cost of insurance charges will automatically be determined as if the insured person was in the standard non-tobacco underwriting class. For an insured person in the special tobacco underwriting class, we adjust the cost of insurance charges to reflect the extra amount we always charge due to the health, occupation or avocation of an insured person in that class.

   If, before the end of the first three Policy years, the Owner provides satisfactory evidence to us that:

   . the insured person has not used tobacco in any form for the preceding 12 months; and

   . there has been no change in the insured person's health that would prevent him or her from qualifying for our standard non-tobacco underwriting class; then

   . we will continue to use standard non-tobacco cost of insurance rates (adjusted as stated above for the special non-tobacco underwriting class) starting with the fourth policy year.

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   If the insured person has not met this non-tobacco use and health condition, then starting with the fourth Policy year we will assess cost of insurance charges for the preferred, standard or special tobacco underwriting class, as appropriate.

   See "Underwriting and premium classes" on page 53 for more information about our underwriting classifications.

ACCOUNT VALUE ENHANCEMENT

   Your Policy will be eligible for an Account Value Enhancement at the end of the 16th Policy year, and at the end of each Policy year thereafter. An Account Value Enhancement is a credit we may provide to your accumulation value. At our complete discretion, the credit for any Policy year can be zero or greater, except in Florida and Oregon where the annual credit must be no less than 0.01%. All other Policies issued in the same calendar year, however, will be treated the same.

   Here are the additional terms of the Account Value Enhancement:

   . Each Account Value Enhancement will be calculated using your unloaned accumulation value at the end of the last day of the Policy year.

   . The amount of each Account Value Enhancement will be calculated by applying a percentage to the unloaned accumulation value. The percentage, if any, will be reset annually (the annual credit will be no less than 0.01% in Florida and Oregon.).

   . Each Account Value Enhancement will be allocated to your Policy's investment options using the premium allocation percentages you have in effect at that time.

   . All eligible Policies issued in the same calendar year will receive the same enhancement percentage credited as of the end of each Policy year.

   . There is no Policy charge for any Account Value Enhancement, although some of the Policy charges may be higher because of an increase in your accumulation value.

   Enhancements credited to your variable investment options result in an increase in your accumulation value. Each enhancement is fully vested when credited. You will be subject to the risk that investment performance will be unfavorable and your accumulation value will decrease because of the unfavorable performance and the resulting higher insurance charges. As a result you may not receive any benefit from an Account Value Enhancement. See "Investment Risk" on page 9.

EFFECTIVE DATE OF POLICY AND RELATED TRANSACTIONS

   Valuation dates, times, and periods. We compute values under a Policy on each day that the NYSE is open for business. We call each such day a "valuation date" or a "business day."

   We compute Policy values as of the time the NYSE closes on each valuation date, which usually is 3:00 p.m. Central time. We call this our "CLOSE OF BUSINESS." We call the time from the close of business on one valuation date to the close of business of the next valuation date a "valuation period." We are closed only on those holidays the NYSE is closed.

   Fund pricing. Each Fund produces a price per Fund share following each close of the NYSE and provides that price to us. We then determine the Fund value at which you may invest in the particular

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


investment option, which reflects the change in value of each Fund reduced by the daily charge and any other charges that are applicable to your Policy.

   Date of receipt. Generally we consider that we have received a premium payment or another communication from you on the day we actually receive it in good order at any of the addresses shown on page 5 of this prospectus. If we receive it after the close of business on any valuation date, however, we consider that we have received it on the following valuation date. Any premium payments we receive after our close of business are held in our general account until the next business day.

   If we receive your premiums through payroll allotment, such as salary deduction or salary reduction programs, we consider that we receive your premium on the day we actually receive it, rather than the day the deduction from your payroll occurs. This is important for you to know because your premium receives no interest or earnings for the time between the deduction from your payroll and our receipt of the payment. We do not accept military allotment programs.

   Commencement of insurance coverage. After you apply for a Policy, it can sometimes take up to several weeks for us to gather and evaluate all the information we need to determine whether to issue a Policy to you and, if so, what the insured person's premium class should be. We will not pay a death benefit under a Policy unless (a) it has been delivered to and accepted by the owner and at least the initial premium has been paid, and (b) at the time of such delivery and payment, there have been no adverse developments in the insured person's health or risk of death. However, if you pay at least the minimum first premium payment with your application for a Policy, we will provide temporary coverage of up to $500,000 provided the insured person meets certain medical and risk requirements. The terms and conditions of this coverage are described in our "Limited Temporary Life Insurance Agreement," available to you when you apply for a Policy.

   Date of issue; Policy months and years. We prepare the Policy only after we approve an application for a Policy and assign the appropriate premium class. The day we begin to deduct charges will appear on page 3 of your Policy and is called the "Date of Issue." Policy months and years are measured from the date of issue. To preserve a younger age at issue for the insured person, we may assign a date of issue to a Policy that is up to 6 months earlier than otherwise would apply.

   Monthly deduction days. Each charge that we deduct monthly is assessed against your accumulation value at the close of business on the date of issue and at the end of each subsequent valuation period that includes the first day of a Policy month. We call these "monthly deduction days."

   Commencement of investment performance. We begin to credit an investment return to the accumulation value resulting from your initial premium payment on the later of (a) the date of issue, or (b) the date all requirements needed to place the Policy in force have been reviewed and found to be satisfactory, including underwriting approval and receipt of the necessary premium. In the case of a back-dated Policy, we do not credit an investment return to the accumulation value resulting from your initial premium payment until the date stated in (b) above.

   Effective date of other premium payments and requests that you make. Premium payments (after the first) and transactions made in response to your requests and elections are generally effected at the end of the valuation period in which we receive the payment, request or election and based on prices and values computed as of that same time. Exceptions to this general rule are as follows:

   . Increases or decreases you request in the specified amount of insurance, REINSTATEMENT of a Policy that has lapsed, and changes in death benefit Option take effect on the Policy's monthly deduction day if your request is approved on that day or on the next monthly deduction day following our approval if we approve your request on any other day of the month;

   . In most states, we may return premium payments, make a partial surrender or reduce the death benefit if we determine that such premiums would cause your Policy to become a modified endowment contract or to cease to qualify as life insurance under federal income tax law or exceed the maximum net amount at risk;

   . If you exercise your right to return your Policy described under "Free look period" on page 33 of this prospectus, your coverage will end when you deliver it to your AGL representative, or if you mail it to us, the date it is postmarked; and

   . If you pay a premium at the same time that you make a Policy request which requires our approval, your payment will be applied when received rather than following the effective date of the requested change, but only if your Policy is in force and the amount paid will not cause you to exceed premium limitations under the Internal Revenue Code of 1986, as amended (the "CODE"). If we do not approve your Policy request, your premium payment will still be accepted in full or in part (we will return to you the portion of your premium payment that would be in violation of the maximum premium limitations under the Code). We will not apply this procedure to premiums you pay in connection with reinstatement requests.

REPORTS TO POLICY OWNERS

   Shortly after the end of each Policy year, we will mail you a report that includes information about your Policy's current death benefit, accumulation value, cash surrender value and Policy loans. We will send you notices to confirm premium payments, transfers and certain other Policy transactions. We will mail to you at your last known address of record, these and any other reports and communications required by law. You should give us prompt written notice of any address change.

                           ADDITIONAL BENEFIT RIDERS

RIDERS

   You may be eligible to add additional rider benefits to your Policy. You can request that your Policy include the additional rider benefits described below. An exception is the overloan protection rider, which we automatically issue at the time we issue your Policy provided you selected the guideline premium test. For most of the riders that you choose, a charge, which will be shown on page 3 of your Policy, will be deducted from your accumulation value on each monthly deduction day. Eligibility for and changes in these benefits are subject to our rules and procedures as well as Internal Revenue Service guidelines and rules that pertain to the Code's definition of life insurance as in effect from time to time. Not all riders are available in all states. More details are included in the form of each rider, which we suggest that you review if you choose any of these benefits. Some of the riders provide guaranteed benefits that are obligations of our general account and not of the Separate Account. See "Our general account" on page 26.

   Accidental Death Benefit Rider. This rider pays an additional death benefit if the insured person dies from certain accidental causes. There is a charge for this rider. You can purchase this rider only at the time we issue your Policy. This rider terminates on the Policy anniversary nearest the insured person's 70/th/ birthday; however, you may elect to terminate it at any time before then. When the rider terminates the charge will cease.

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


   Children's Insurance Benefit Rider. This rider provides term life insurance coverage on the eligible children of the person insured under the Policy. There is a charge for this rider. This rider is convertible into any other insurance (except for term coverage) available for conversions, under our published rules at the time of conversion. You may purchase this rider at the time we issue your Policy or at any time prior to the insured person's age 100. This rider terminates at the earlier of the Policy anniversary nearest the insured person's 65/th/ birthday or the MATURITY DATE shown on page 3 of your Policy; however, you may elect to terminate it at any time before then. When the rider terminates, the charge will cease.

   Spouse/Other Insured Term Rider. This rider provides term life insurance on the life of the spouse/other insured of the Policy's insured person. There is a charge for this rider. This rider terminates no later than the Policy anniversary nearest the spouse's/other insured's 75th birthday. You can convert this rider into any other insurance, except term, under our published rules at the time of conversion. You can purchase this rider only at the time we issue your Policy. You may later elect to terminate this rider. If you do so, the charge will cease.

   Terminal Illness Rider. This rider provides the Policy owner with the right to request a benefit if the Policy's insured person is diagnosed as having a terminal illness (as defined in the rider) and less than 12 months to live. This rider is not available in all states. There is a charge for this rider. The maximum amount you may receive under this rider before the insured person's death is 50% of the death benefit that would be due under the Policy (excluding any rider benefits), not to exceed $250,000. The amount of benefits paid under the rider, plus interest on this amount to the next Policy anniversary, plus an administrative fee (not to exceed $250), becomes a "LIEN" against the remaining benefits payable under the Policy. The maximum interest rate will not exceed the greater of

   . the Moody's corporate Bond Yield Average-Monthly Average Corporates for the month of October preceding the calendar year for which the loan interest rate is determined; or

   . the interest rate used to calculate cash values in the Fixed Account during the period for which the interest rate is determined, plus 1%.

   A lien is a claim by AGL against all future Policy benefits. We will continue to charge interest in advance on the total amount of the lien and will add any unpaid interest to the total amount of the lien each year. The cash surrender value of the Policy also will be reduced by the amount of the lien. Any time the total lien, plus any other Policy loans, exceeds the Policy's then current death benefit, the Policy will terminate without further value. You can purchase this rider at any time prior to the insured person's age 100. You may terminate this rider at any time. If you do so, the charge will cease.

   Waiver of Monthly Deduction Rider. This rider provides for a waiver of all monthly charges assessed for both your Policy and riders that we otherwise would deduct from your accumulation value, so long as the insured person is totally disabled (as defined in the rider). This rider is not available for Policies with an initial specified amount greater than $5,000,000. There is a charge for this rider. While we are paying benefits under this rider we will not permit you to request any increase in the specified amount of your Policy's coverage. When we "pay benefits" under this rider, we pay all monthly charges (except for loan interest) for your Policy when they become due, and then deduct the same charges from your Policy. Therefore, your Policy's accumulation value does not change because of monthly charges. We perform these two transactions at the same time. However, loan interest will not be paid for you under this rider, and the Policy could, under certain circumstances, lapse for nonpayment of loan interest. You can purchase this rider on the life of an insured person who is younger than age 56. You can purchase this rider only at the time we issue your Policy. This rider terminates on the Policy anniversary nearest the insured person's 65/th/ birthday; however, you may elect to terminate it at any time before then. When the rider terminates, the charge will cease.

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


   Overloan Protection Rider. This rider guarantees that your Policy will not lapse due to interest charges on outstanding Policy loans. This rider allows you to retain the death benefit coverage under your Policy and discontinue paying premiums. We issue this rider automatically when your Policy is issued.

   There is a one- time charge for this rider, currently equal to 3.5% of your Policy's accumulation value when the rider is exercised. This charge will never be greater than 5% of the accumulation value. There is no charge if the rider is never exercised.

   You can request to exercise the rider when:

   . The sum of outstanding Policy loans equals or exceeds 94% of the cash value; and

   .   The Policy has been in force at least until the later of:

         (a) the Policy anniversary nearest the insured person's age 75; or

         (b) the 15th Policy anniversary.

   The exercise date of the rider is the monthly deduction day on or next following the date we receive your written request and all requirements for exercising the rider are satisfied. Here are the requirements:

   . There must be sufficient cash surrender value to cover the one-time charge;

   . Death benefit Option 1 must be in force (death benefit Option 1 is equal to the specified amount on the date of the insured person's death);

   . The Policy must not be a modified endowment contract and the guideline premium test must be selected;

   . The sum of all partial surrenders taken to date must equal or exceed the sum of all premiums paid;

   . The sum of all outstanding policy loans must equal or exceed the sum of the specified amount plus the death benefit amount of any term insurance rider issued on the life of the Policy's insured person; and

   . There can be no riders in force that require charges after the exercise date, other than the maturity extension rider or term riders (a term rider cannot require a change in its death benefit amount that is scheduled to take effect after the exercise date).

   On the exercise date the portion of your accumulation value not offset by your outstanding Policy loans will be transferred to, or will remain in, the Fixed Account.

   The following conditions apply beginning with the exercise date:

   . Interest will continue to be credited to your accumulation value and charged against outstanding loans;

   . All future monthly deductions will be waived, including those for the maturity extension rider and any term rider;

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


   .   No additional premiums will be accepted;

   .   No new policy loans or partial surrenders will be allowed;

   .   Policy loans can be repaid;

   . No changes will be allowed in the specified amount or choice of death benefit Option;

   . No transfers or allocations of accumulation value from the Fixed Account will be allowed; and

   . The Policy's death benefit will be the applicable Death Benefit Corridor Rate times the greater of the accumulation value and the outstanding total Policy loan amount.

   The rider will terminate on the earlier of the following dates:

   .   Upon your written request to terminate the rider; or

   .   Upon termination of the Policy.

   Guaranteed Minimum Death Benefit Rider. This rider provides a Continuation Guarantee benefit that can keep your Policy from lapsing. This rider is available only if you have selected the guideline premium test and either death benefit Option 1 or Option 2. There is a charge for this rider. You must elect this rider at the time you apply for the Policy. You may later elect to terminate this rider. If you do so, the charge will cease.

   Continuation Guarantee. This benefit is provided by using a Continuation Guarantee Account. While the Continuation Guarantee is in effect, your Policy will not enter the grace period even if there is not enough cash surrender value to cover your current monthly deductions. Even if the Policy's cash surrender value has declined to zero, the Continuation Guarantee will remain in effect as long as the value of the Continuation Guarantee Account is greater than zero.

   Continuation Guarantee Account. The Continuation Guarantee Account creates an alternate value that is not used in determining your actual Policy values, nor does it provide any additional Policy values or death benefit. It is simply a reference value used to determine whether or not the Continuation Guarantee is in effect.

   The Continuation Guarantee Account value is calculated in the same manner as your actual Policy value. We determine the Continuation Guarantee Account value however, by using different charges and a different interest rate. Except as stated in this rider, the table of Continuation Guarantee cost of insurance rates, the Continuation Guarantee interest rate, and all other Continuation Guarantee charges used in this alternate value calculation are guaranteed not to change. The initial Continuation Guarantee interest rate is found in your Policy Schedule. The initial charges are found in your Policy Schedule and in the rider.

   Beginning with the third Policy year and each Policy year thereafter, the Continuation Guarantee Account is subject to adjustment. If the Account value has fallen below the sum of 90% of your amount in the Fixed Account that is not offset by loans (see "Policy loans" on page 48) and 70% of your amount in the variable investment options, then the Account value will be adjusted to such percentages of your total accumulation value at the time of the adjustment. We reserve the right to change these percentages for Policies issued in the future, but once a Policy is issued the percentages will not change for that Policy.

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


   Charge against the Policy's accumulation value. The rider charge will be deducted monthly from the Policy's accumulation value, but not from the Continuation Guarantee Account value. The charge is based on the insured person's age, sex, premium class and net amount at risk. We assess a charge per $1000 of net amount at risk attributable to the Policy's total base and supplemental coverages. We determine this charge by using the same guaranteed cost of insurance rates that are shown in the Policy. The actual charge may be less than the guaranteed charge.

   Charges against the Continuation Guarantee Account. The following four charges are not deducted from the Policy's accumulation value. They are deducted from the Continuation Guarantee Account value and are used only to determine if the Policy's Continuation Guarantee is in effect:

   . Continuation Guarantee Monthly Administration Fee. We show the Continuation Guarantee Monthly Administration Fee on your Policy Schedule. This monthly fee is currently $10.

   . Continuation Guarantee Premium Expense Charge. This charge is calculated by multiplying each premium paid by the Continuation Guarantee Premium Expense Charge Percentage. We show this percentage on your Policy Schedule. It cannot be changed.

   . Continuation Guarantee Monthly Expense Charge. A Continuation Guarantee Monthly Expense Charge will be deducted monthly from the Continuation Guarantee Account value. This charge depends on the amount of base coverage and the insured person's sex, age and premium class. The initial amount and duration of this charge is shown on your Policy Schedule. The charge will also apply to any increase in the Policy's specified amount. We will notify you of the new charge on account of any increase in specified amount in an endorsement to the Policy. Any decrease in your Policy's specified amount will not change the Continuation Guarantee Monthly Expense Charge in effect at the time of the decrease.

   . Continuation Guarantee Cost of Insurance Charge. A Continuation Guarantee Cost of Insurance Charge will be deducted monthly from the Continuation Guarantee Account value. This charge will be calculated by multiplying the Continuation Guarantee cost of insurance rate by the net amount at risk of the Continuation Guarantee Account. The cost of insurance rate will vary based on the insured person's sex, age and premium class, as well as the Policy year. The rider contains a table of cost of insurance rates used to determine this charge.

   Additional adjustments to the Continuation Guarantee Account value. We make additional adjustments to the Continuation Guarantee Account value, as follows:

   . Other rider charges. Rider charges will be deducted from the Continuation Guarantee Account value.

   . Partial surrenders. Partial surrenders will be deducted from the Continuation Guarantee Account value.

   . Surrender charges. Surrender charges due to any decrease in the Policy's specified amount will be deducted from the Continuation Guarantee Account value.

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


   . Policy loans. The gross amount of policy loans will be deducted from the Continuation Guarantee Account value. Loan repayments will be added to the Continuation Guarantee Account value.

   Investment option restrictions. If you purchased this rider, certain investment options are identified on page 3 of your Policy as "Restricted Funds." (We use the term "restricted investment options" in this prospectus to refer to Restricted Funds.) This means that we will limit the total amount of your accumulation value less Policy loans that may be invested in restricted investment options to 30% of your Policy's total accumulation value less Policy loans. Here is an example:

   Let us say your total accumulation value is $1,000 and you have an outstanding loan of $300.

   We will limit the total amount of accumulation value less Policy loans ($1,000 minus $300 = $700) that may be invested in restricted investment options to 30% of your total accumulation value less Policy loans, which is $210 (30% of $700 = $210). If, because of performance, the total amount invested in restricted investment options increases to greater than 30% of your total accumulation value less Policy loans (greater than $210), you will not be in compliance with the 30% requirement. However your rights under this rider are unaffected even though you are not in compliance. In addition you will be brought into compliance through "automatic rebalancing" as explained in the rest of this section.

   Your Policy identifies the initial list of restricted investment options. We reserve the right under the Policy to add or remove restricted investment options, in the following manner:

   . If we add an investment option to the Policy, it is possible that it will be a restricted investment option; and

   . We may decide (or in some cases, we may be required) to remove a restricted investment option from the Policy.

   If you purchased this rider, you are required to use our automatic rebalancing program. This program assures that you adhere to the 30% requirement for restricted investment options. Under automatic rebalancing, your accumulation value is automatically reallocated to the investment options in percentages to correspond to your then current premium allocation designation. See "Automatic rebalancing" on page 34. Currently we require that you maintain automatic rebalancing on an annual basis. We reserve the right, however, to require that you rebalance more often than annually.

   You may choose to rebalance more frequently than annually. You may give us new automatic rebalancing instructions at any time.

The restricted investment options currently are:

   .   Credit Suisse Trust U.S. Equity Flex I Portfolio

   .   Dreyfus VIF International Value Portfolio

   .   Franklin Templeton VIP Franklin Small Cap Value Securities Fund

   .   Invesco V.I. Global Real Estate Fund

   .   Invesco V.I. International Growth Fund

   .   Janus Aspen Overseas Portfolio

   .   JPMorgan IT International Equity Portfolio

   .   MFS(R) VIT New Discovery Series

   .   Oppenheimer Global Securities Fund/VA

   .   PIMCO VIT CommodityRealReturn(R) Strategy Portfolio

   .   Putnam VT Small Cap Value Fund

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


      .   VALIC Co. I International Equities Fund

      .   VALIC Co. I Small Cap Index Fund

   Reinstatement. If the Policy lapses this rider may not be reinstated.

   Termination. This rider will terminate if:

      .   you elect to terminate this rider;

      .   the Policy terminates or matures;

      .   automatic rebalancing has been discontinued; or

      . you change your automatic rebalancing percentages to allow more than 30% of the policy's total Accumulation Value less policy loans to be invested in restricted investment options.

TAX CONSEQUENCES OF ADDITIONAL RIDER BENEFITS.

   Adding or deleting riders, or increasing or decreasing coverage under existing riders can have tax consequences. See "Tax Effects" starting on page 59. You should consult a qualified tax adviser.

                              POLICY TRANSACTIONS

   The following transactions may have different effects on the accumulation value, death benefit, specified amount or cost of insurance. You should consider the net effects before requesting a Policy transaction. See "Policy Features" on page 26. Certain transactions also include charges. For information regarding other charges, see "Charges Under the Policy" on page 53.

E-DELIVERY, E-SERVICE, TELEPHONE TRANSACTIONS AND WRITTEN TRANSACTIONS

   See page 20 for information regarding E-Delivery, E-Service, telephone transactions and written transactions.

WITHDRAWING POLICY INVESTMENTS

   Full surrender. You may at any time surrender your Policy in full. If you do, we will pay you the accumulation value, less any Policy loans, plus any unearned loan interest, and less any surrender charge that then applies. We call this amount your "cash surrender value." Because of the surrender charge, it is unlikely that a Protection Advantage Select Policy will have any cash surrender value during at least the first year.

   Partial surrender. You may, at any time after the first Policy year and before the insured person's age 100, make a partial surrender of your Policy's cash surrender value. A partial surrender must be at least $500. We will automatically reduce your Policy's accumulation value by the amount of your withdrawal and any related charges. We do not allow partial surrenders that would reduce the death benefit below $50,000.

   If the Option 1 or Option 3 death benefit is then in effect, we also will reduce your Policy's specified amount by the amount of such withdrawal and charges, but not below $50,000. We will take any such reduction in specified amount in accordance with the description found under "Decrease in coverage" on page 36.

   You may choose the investment option or options from which money that you withdraw will be taken. Otherwise, we will allocate the partial surrender in the same proportions as then apply for deducting monthly charges under your Policy or, if that is not possible, in proportion to the amount of accumulation value you then have in each investment option.

   There is a maximum partial surrender processing fee equal to the lesser of 2% of the amount withdrawn or $25 for each partial surrender you make. This charge currently is $10.

   Exchange of Policy in certain states. Certain states require that a Policy owner be given the right to exchange the Policy for a fixed benefit life insurance policy, within either 18 or 24 months from the date of issue. This right is subject to various conditions imposed by the states and us. In such states, this right has been more fully described in your Policy or related endorsements to comply with the applicable state requirements.

   Policy loans. You may at any time borrow from us an amount up to your Policy's cash surrender value less three times the amount of charges we assess against your accumulation value on your monthly deduction day, and less the interest that will be payable on your loan to your next Policy anniversary. The minimum amount you can borrow is $500 or, if less, your Policy's cash surrender value less three times the amount of the charges we assess against your accumulation value on your monthly deduction day. These rules are not applicable in all states.

   We remove from your investment options an amount equal to your loan and hold that part of your accumulation value in the Fixed Account as collateral for the loan. We will credit your Policy with interest on this collateral amount on a monthly basis and at a guaranteed annual effective rate of 4.0% (rather than any amount you could otherwise earn in one of our investment options), and we will charge you interest on your loan at an annual effective rate of 4.75%. Loan interest is payable annually, on the Policy anniversary, in advance, at a rate of 4.54%. Any amount not paid by its due date will automatically be added to the loan balance as an additional loan.

   If a new Policy loan is taken out on a date not coinciding with the Policy anniversary date, the loan interest charged is calculated from the date the loan is taken out to the next Policy anniversary. The following year, loan interest is calculated on the entire loan amount until the next Policy anniversary. Similarly, if the loan is paid off (in-part or in-whole) on a date not coinciding with the Policy anniversary date, the total loan amount will reflect an adjustment for the unearned loan interest. Disbursements from the Policy also result in adjusted interest. For instance, if a death claim occurs on a date not coinciding with the Policy anniversary date, and the Policy has an outstanding Policy loan, the total loan amount will be subtracted from the death benefit with an adjustment for the unearned loan interest.

   Interest you pay on Policy loans will not, in most cases, be deductible on your tax returns.

   You may choose which of your investment options the loan will be taken from. If you do not so specify, we will allocate the loan in the same way that charges under your Policy are being allocated. If this is not possible, we will make the loan pro-rata from each investment option that you then are using.

   You may repay all or part (but not less than $100 unless it is the final payment) of your loan at any time before the death of the insured person while the Policy is in force. You must designate any loan repayment as such. Otherwise, we will treat it as a premium payment instead. Any loan repayments go first to repay all loans that were taken from the Fixed Account. We will invest any additional loan repayments you make in the investment options you request. In the absence of such a request we will invest the repayment in the same proportion as you then have selected for premium payments that we receive from you. Any unpaid loan (increased by any unearned loan interest we may have already charged) will be deducted from the proceeds we pay following the insured person's death.

   Preferred loan interest rate. We will charge a lower interest rate on loans available after the first 10 Policy years. We call these "preferred loans." The maximum amount eligible for preferred loans for any year is:

   . 10% of your Policy's accumulation value (which includes any loan collateral we are holding for your Policy loans) at the Policy anniversary; or

   . if less, your Policy's maximum remaining loan value at that Policy anniversary.

   We will always credit your preferred loan collateral amount at a guaranteed annual effective rate of 4.0%. We intend to set the rate of interest you are paying to the same 4.0% rate we credit to your preferred loan collateral amount, resulting in a zero net cost (0.00%) of borrowing for that amount. We have full discretion to vary the rate we charge you, provided that the rate:

   . will always be greater than or equal to the guaranteed preferred loan collateral rate of 4.0%, and

   . will never exceed an annual effective rate of 4.25% (4.08% paid in advance).

   Maturity of your Policy. If the insured person is living on the "Maturity Date" shown on page 3 of your Policy, we will pay you the cash surrender value of the Policy, and the Policy will end. The maturity date can be no later than the Policy anniversary nearest the insured person's 121/st/ birthday, unless you have elected to extend coverage. See "Option to extend coverage" on page 49.

   Option to extend coverage. You may elect to extend your original maturity date. If you do so, and if the insured person is living on the maturity date, coverage will be continued until the date of death of the insured person.

   To elect this option, you must submit a written request on a form acceptable to us, at least 30 days prior to the original maturity date. You will incur no charge for exercising this option.

   The option provides for a death benefit after your original maturity date equal to the death benefit in effect on the day prior to your original maturity date. If the death benefit is based fully, or in part, on the accumulation value, we will adjust the death benefit to reflect future changes in your accumulation value. The death benefit will never be less than the accumulation value. The death benefit will be reduced by any outstanding Policy loan amount. Here are the option's additional features:

   .   You may not revoke your exercising this option;

   . No riders attached to this policy will be extended unless otherwise stated in the rider;

   .   No further charges will be assessed on the monthly deduction day;

   .   You may not pay any new premiums;

   .   Interest on policy loans will continue to accrue;

   .   You may repay all or part of a loan at any time; and

   . Your accumulation value in the variable investment options will be transferred to the Fixed Account on your original maturity date.

   Tax considerations. Please refer to "Federal Tax Considerations" on page 59 for information about the possible tax consequences to you when you receive any loan, surrender, maturity benefit or other funds from your Policy. A Policy loan may cause the Policy to lapse which may result in adverse tax consequences.

                                POLICY PAYMENTS

PAYMENT OPTIONS

   The beneficiary will receive the full death benefit proceeds from the Policy as a single sum, unless the beneficiary elects another method of payment within 60 days after we receive notification of the insured person's death. Likewise, the Policy owner will receive the full proceeds that become payable upon full surrender or the maturity date, unless the Policy owner elects another method of payment within 60 days after we receive notification of full surrender or the maturity date.

   The payee can elect that all or part of such proceeds be applied to one or more of the following payment Options. If the payee dies before all guaranteed payments are paid, the payee's heirs or estate will be paid the remaining payments.

   The payee can elect that all or part of such proceeds be applied to one or more of the following payment Options:

   .   Option 1--Equal monthly payments for a specified period of time.

   . Option 2--Equal monthly payments of a selected amount of at least $60 per year for each $1,000 of proceeds until all amounts are paid out.

   . Option 3--Equal monthly payments for the payee's life, but with payments guaranteed for a specified number of years. These payments are based on annuity rates that are set forth in the Policy or, at the payee's request, the annuity rates that we then are using.

   . Option 4--Proceeds left to accumulate at an interest rate of 2% compounded annually for any period up to 30 years. At the payee's request we will make payments to the payee monthly, quarterly, semiannually, or annually. The payee can also request a partial withdrawal of any amount of $500 or more. There is no charge for partial withdrawals.

   Additional payment Options may also be available with our consent. We have the right to reject any payment Option if the payee is a corporation or other entity. You can read more about each of these Options in the Policy and in the separate form of payment contract that we issue when any such Option takes effect.

   Interest rates that we credit under each Option will be at least 2%.

   Change of payment Option. The owner may give us written instructions to change any payment Option previously elected at any time while the Policy is in force and before the start date of the payment Option.

   Tax impact. If a payment Option is chosen, you or your beneficiary may have adverse tax consequences. You should consult with a qualified tax adviser before deciding whether to elect one or more payment Options.

THE BENEFICIARY

   You name your beneficiary when you apply for a Policy. The beneficiary is entitled to the insurance benefits of the Policy. You may change the beneficiary during the lifetime of the insured person unless your previous designation of beneficiary provides otherwise. In this case the previous beneficiary must give us permission to change the beneficiary and then we will accept your instructions. A new beneficiary designation is effective as of the date you sign it, but will not affect any payments we may make before we receive it. If no beneficiary is living when the insured person dies, we will pay the insurance proceeds to the owner or the owner's estate.

ASSIGNMENT OF A POLICY

   You may assign (transfer) your rights in a Policy to someone else as collateral for a loan or for some other reason. We will not be bound by an assignment unless it is received in writing. You must provide us with two copies of the assignment. We are not responsible for any payment we make or any action we take before we receive a complete notice of the assignment in good order. We are also not responsible for the validity of the assignment. An absolute assignment is a change of ownership. Because there may be unfavorable tax consequences, including recognition of taxable income and the loss of income tax-free treatment for any death benefit payable to the beneficiary, you should consult a qualified tax adviser before making an assignment.

PAYMENT OF PROCEEDS

   General. We generally will pay any death benefit, maturity benefit, cash surrender value or loan proceeds within seven days after we receive the last required form or request (and any other documents that may be required for payment of a death benefit). If we do not have information about the desired manner of payment within 60 days after the date we receive notification of the insured person's death, we will pay the proceeds as a single sum, normally within seven days thereafter.

   Delay of Fixed Account proceeds. We have the right, however, to defer payment or transfers of amounts out of the Fixed Account for up to six months. If we delay more than 30 days in paying you such amounts, we will pay interest of at least 3% a year from the date we receive all items we require to make the payment.

   Delay for check clearance. We reserve the right to defer payment of that portion of your accumulation value that is attributable to a payment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.

   Delay of Separate Account VL-R proceeds. We reserve the right to defer computation of values and payment of any death benefit, loan or other distribution that comes from that portion of your accumulation value that is allocated to Separate Account VL-R, if:

   .   the NYSE is closed other than weekend and holiday closings;

   .   trading on the NYSE is restricted;

   . an emergency exists as determined by the SEC or other appropriate regulatory authority, such that disposal of securities or determination of the accumulation value is not reasonably practicable; or

   .   the SEC by order so permits for the protection of Policy owners.

   Transfers and allocations of accumulation value among the investment options may also be postponed under these circumstances. If we need to defer calculation of Separate Account VL-R values for any of the foregoing reasons, all delayed transactions will be processed at the next values that we do compute.

   Delay to challenge coverage. We may challenge the validity of your insurance Policy based on any material misstatements in your application or any application for a change in coverage. However,

   . We cannot challenge the Policy after it has been in effect, during the insured person's lifetime, for two years from the date the Policy was issued or restored after termination. (Some states may require that we measure this time in another way. Some states may also require that we calculate the amount we are required to pay in another way.)

   . We cannot challenge any Policy change that requires evidence of insurability (such as an increase in specified amount) after the change has been in effect for two years during the insured person's lifetime.

   . We cannot challenge an additional benefit rider that provides benefits if the insured person becomes totally disabled, after two years from the later of the Policy's date of issue or the date the additional benefit rider becomes effective.

   Delay required under applicable law. We may be required under applicable law to block a request for transfer or payment, including a Policy loan request, under a Policy until we receive instructions from the appropriate regulator.

                        ADDITIONAL RIGHTS THAT WE HAVE

   We have the right at any time to:

   . transfer the entire balance in an investment option in accordance with any transfer request you make that would reduce your accumulation value for that option to below $500;

   . transfer the entire balance in proportion to any other investment options you then are using, if the accumulation value in an investment option is below $500 for any other reason;

   . end the automatic rebalancing feature if your accumulation value falls below $5,000;

   . replace the underlying Fund that any investment option uses with another fund, subject to SEC and other required regulatory approvals;

   . add, delete or limit investment options, combine two or more investment options, or withdraw assets relating to the Policies from one investment option and put them into another, subject to SEC and other required regulatory approvals;

   . operate Separate Account VL-R under the direction of a committee or discharge such a committee at any time;

   . operate Separate Account VL-R, or one or more investment options, in any other form the law allows, including a form that allows us to make direct investments. Separate Account VL-R may be charged an advisory fee if its investments are made directly rather than through another investment company. In that case, we may make any legal investments we wish; or

   . make other changes in the Policy that in our judgment are necessary or appropriate to ensure that the Policy continues to qualify for tax treatment as life insurance, or that do not reduce any cash surrender value, death benefit, accumulation value, or other accrued rights or benefits.

        VARIATIONS IN POLICY OR INVESTMENT OPTION TERMS AND CONDITIONS

   We have the right to make some variations in the terms and conditions of a Policy or its investment options. Any variations will be made only in accordance with uniform rules that we establish. We intend to comply with all applicable laws in making any changes and, if necessary, we will seek Policy owner approval and SEC and other regulatory approvals. Here are some of the potential variations:

   Underwriting and premium classes. We may add or remove premium classes. We currently have nine premium classes we use to decide how much the monthly insurance charges under any particular Policy will be:

   . Four Non-Tobacco classes: preferred plus, preferred, standard and special;

   .   Three Tobacco classes: preferred, standard and special; and

   .   Two Juvenile classes: juvenile and special juvenile.

   Various factors such as the insured person's age, health history, occupation and history of tobacco use, are used in considering the appropriate premium class for the insured. "Tobacco use" refers to not only smoking, but also the use of other products that contain nicotine. Tobacco use includes the use of nicotine patches and nicotine gum. Premium classes are described in your Policy.

   Policies purchased through "internal rollovers". We maintain published rules that describe the procedures necessary to replace life insurance policies we have issued. Not all types of other insurance are eligible to be replaced with a Policy. Our published rules may be changed from time to time, but are evenly applied to all our customers.

   State law requirements. AGL is subject to the insurance laws and regulations in every jurisdiction in which the Policies are sold. As a result, various time periods and other terms and conditions described in this prospectus may vary depending on where you reside. These variations will be reflected in your Policy and related endorsements.

   Expenses or risks. AGL may vary the charges and other terms within the limits of the Policy where special circumstances result in sales, administrative or other expenses, mortality risks or other risks that are different from those normally associated with the Policy.

   Underlying investments. You will be notified as required by law if there are any material changes in the underlying investments of an investment option that you are using.

                           CHARGES UNDER THE POLICY

   Statutory premium tax charge. Unless your Policy was issued in Oregon, we deduct from each premium a charge for the tax that is then applicable to us in your state or other jurisdiction. These taxes, if any, currently range in the United States from 0.5% to 3.5%. Please let us know if you move to another jurisdiction, so we can adjust this charge if required. You are not permitted to deduct the amount of these taxes on your income tax return. We use this charge to offset our obligation to pay premium tax on the Policies.

   Tax charge back. If you are a resident of Oregon at the time you purchase a Policy, there is no premium tax charge. Instead, we will deduct from each premium a tax charge back that is permissible under Oregon law. If you later move from Oregon to a state that has a premium tax, we will not charge you a premium tax. We deduct the tax charge back from each premium you pay, regardless of the state in which you reside at the time you pay the premium. The current tax charge back is 1.78% of each premium. We may change the tax charge back amount but any change will only apply to new Policies we issue. We use the charge partly to offset our obligation to pay premium taxes on the same Policy if you move to another state. We also use the charge to pay for the cost of additional administrative services we provide under these Policies.

   Premium expense charge. After we deduct premium tax (or a tax charge back if we issued your Policy in Oregon) from each premium payment, we currently deduct 5.0% from the remaining amount. We may increase this charge for all years, but it will never exceed 7.5% of all premium payments. AGL receives this charge to cover sales expenses, including commissions.

   Daily charge (mortality and expense risk fee). We will deduct a daily charge at an annual effective rate of 0.70% (7/10 of 1%) of your accumulation value that is then being invested in any of the variable investment options. After a Policy has been in effect for 10 years, however, we will reduce this rate to an annual effective rate of 0.35%. We guarantee these rate reductions through the Policy's first 20 years. We reserve the right after 20 years to assess up to an annual effective rate of 0.15%. Policies issued in Maryland refer to this charge as an "account value charge." AGL receives this charge to pay for our mortality and expense risks.

   Fees and expenses and money market investment option. During periods of low short-term interest rates, and in part due to Policy fees and expenses that are assessed as frequently as daily, the yield of the money market investment option may become extremely low and possibly negative. If the daily dividends paid by the underlying mutual fund for the money market investment option are less than the Policy's fees and expenses, the money market investment option's unit value will decrease. In the case of negative yields, your accumulation value in the money market investment option will lose value.

   Flat monthly charge. We will deduct $10 from your accumulation value each month. We may lower this charge but it is guaranteed to never exceed $10. The flat monthly charge is the "Monthly Administration Fee" shown on page 3A of your Policy. AGL receives this charge to pay for the cost of administrative services we provide under the Policies, such as regulatory mailings and responding to Policy owners' requests.

   Monthly charge per $1,000 of base coverage. We deduct a charge monthly from your accumulation value for the first five Policy years. This monthly charge also applies to the amount of any increase in base coverage during the five Policy years following the increase. This charge varies according to the age, gender and premium class of the insured person, as well as the amount of coverage. The dollar amount of this charge changes with each increase in your Policy's base coverage. (We describe your base coverage and specified amount under "Your specified amount of insurance" on page 27 and "Base coverage and supplemental coverage" on page 29.) This charge can range from a maximum of $2.66 for each $1000 of the base coverage portion of the specified amount to a minimum of $0.05 for each $1000 of base coverage. The representative charge (referred to as "Example" in the Tables of Charges beginning on page 11) is $0.38 for each $1000 of base coverage. The initial amount of this charge is shown on page 3A of your Policy and is called "Monthly Expense Charge for First Five Years." AGL receives this charge to pay for underwriting costs and other costs of issuing the Policies, and also to help pay for the administrative services we provide under the Policies.

   Monthly insurance charge. Every month we will deduct from your accumulation value a charge based on the cost of insurance rates applicable to your Policy on the date of the deduction and our "net amount at risk" on that date. Our net amount at risk is the difference between (a) the death benefit that would be payable before reduction by policy loans if the insured person died on that date and (b) the then total accumulation value under the Policy. For otherwise identical Policies:

    .  greater amounts at risk result in a higher monthly insurance charge; and

    . higher cost of insurance rates also result in a higher monthly insurance charge.

   Keep in mind that investment performance of the investment options in which you have accumulation value will affect the total amount of your accumulation value. Therefore your monthly insurance charge can be greater or less, depending on investment performance.

   Our cost of insurance rates are guaranteed not to exceed those that will be specified in your Policy. Our current rates are lower than the guaranteed maximum rates for insured persons in most age, gender and premium classes, although we have the right at any time to raise these rates to not more than the guaranteed maximum.

   In general the longer you own your Policy, the higher the cost of insurance rate will be as the insured person grows older. Also our cost of insurance rates will generally be lower if the insured person is a female than if a male. Similarly, our current cost of insurance rates are generally lower for non-tobacco users (insured persons who do not use tobacco or other products that contain nicotine) than tobacco users, and for persons considered to be in excellent health. On the other hand, insured persons who present particular health, occupational or non-work related risks may require higher cost of insurance rates and other additional charges based on the specified amount of insurance coverage under their Policies.

   Finally, our current cost of insurance rates for the same insured person differ depending on the specified amount in force on the day the charge is deducted. We have different rates we apply for specified amounts. The highest rates begin with the minimum specified amount. The rates decline on a graduated schedule as the specified amount increases. Your agent can discuss the schedule with you. Our cost of insurance rates are generally higher under a Policy that has been in force for some period of time than they would be under an otherwise identical Policy purchased more recently on the same insured person.

   AGL receives this charge to fund the death benefits we pay under the Policies.

   Monthly charges for additional benefit riders. We will deduct charges monthly from your accumulation value if you select additional benefit riders. The cost of insurance charges for the guarantee minimum death benefit rider will be assessed on your monthly deduction day. In addition, the interest charge for the terminal illness rider benefit is assessed each Policy anniversary. The other charges for any rider you select will vary by Policy within a range based on either the personal characteristics of the insured person or the specific coverage you choose under the rider. The riders we currently offer are accidental death benefit rider, children's insurance benefit rider, spouse/other insured term rider, terminal illness rider, waiver of monthly deduction rider, overloan protection rider, and guaranteed minimum death benefit rider. The riders are described beginning on page 41, under "Additional Benefit Riders." The specific charges for any riders you choose are shown on page 3 of your Policy. AGL receives these charges to pay for the benefits under the riders and to help offset the risks we assume.

   Surrender charge. The Policies have a surrender charge that applies for a maximum of the first 14 Policy years (and for a maximum of the first 14 Policy years after any increase in the Policy's base coverage). We will apply the surrender charge only to the base coverage portion of the specified amount.

   The amount of the surrender charge depends on the age and other insurance characteristics of the insured person. Your Policy's surrender charge will be found in the table beginning on page 30 of the Policy. As shown in the Tables of Charges beginning on page 11 the maximum surrender charge is $41 per $1,000 of the base coverage portion of the specified amount (or any increase in the base coverage portion of the specified amount). The minimum surrender charge is $1 per $1,000 of the base coverage (or any increase in the base coverage). The representative surrender charge (referred to as "Example" in the Tables of Charges) is $28 per $1,000 of base coverage (or any increase in the base coverage).

   The surrender charge decreases on an annual basis until, no later than the fifteenth year (or the fifteenth year following any increase in the base coverage), it is zero. These decreases are also based on the age and other insurance characteristics of the insured person.

   The following chart illustrates how the surrender charge declines over a maximum of the first 14 Policy years. The chart is for a 50 year old male, who is the same person to whom we refer in the Tables of Charges beginning on page 11 under "Example Charge." Surrender charges may differ for other insured persons because the amount of the annual reduction in the surrender charge may differ.

------------------------------------------------------------------------------------------
                       SURRENDER CHARGE FOR A 50 YEAR OLD MALE
------------------------------------------------------------------------------------------
POLICY YEAR...................   1   2   3   4   5   6   7   8   9  10 11  12  13  14  15+
------------------------------------------------------------------------------------------
Surrender Charge..............
  Per $1,000 of Base Coverage. $28 $27 $26 $25 $24 $22 $21 $18 $14 $11 $7  $6  $4  $2   $0
------------------------------------------------------------------------------------------

   We will deduct the entire amount of any then applicable surrender charge from the accumulation value at the time of a full surrender. Upon a requested decrease in a Policy's base coverage portion of the specified amount, we will deduct any remaining amount of the surrender charge that was associated with the base coverage that is canceled. This includes any decrease that results from any requested partial surrender. See "Partial surrender" on page 47 and "Change of death benefit option" on page 37.

   For those Policies that lapse in the first 14 Policy years, AGL receives surrender charges to help recover sales expenses, which are higher for base coverage than for supplemental coverage. Higher amounts of base coverage result in higher charges, including higher surrender charges. Depending on the age and health risk of the insured person when the Policy is issued, more premium may be required to pay for all Policy charges. As a result, we use the insured person's age, sex and premium class to help determine the appropriate rate of surrender charge per $1,000 of base coverage to help us offset these higher sales charges.

   Partial surrender processing fee. We will charge a maximum fee equal to the lesser of 2% of the amount withdrawn or $25 for each partial surrender you make. This charge is currently $10. AGL receives this charge to help pay for the expense of making a partial surrender.

   Transfer fee. We will charge a $25 transfer fee for each transfer between investment options that exceeds 12 each Policy Year. This charge will be deducted from the investment options in the same ratio as the requested transfer. AGL receives this charge to help pay for the expense of making the requested transfer.

   Illustrations. If you request illustrations more than once in any Policy year, we may charge a maximum fee of $25 for the illustration. AGL receives this charge to help pay for the expenses of providing additional illustrations.

   Policy loans. We will charge you interest on any loan at an annual effective rate of 4.75%. The loan interest charged on a preferred loan (available after the first 10 Policy years) will never exceed an annual effective rate of 4.25%. AGL receives these charges to help pay for the expenses of administering and providing for Policy loans. See "Policy loans" beginning on page 48.

   Charge for taxes. We can adjust charges in the future on account of taxes we incur or reserves we set aside for taxes in connection with the Policies. This would reduce the investment experience of your accumulation value. In no event will any adjusted charge exceed the maximum guaranteed charge shown in the Tables of Charges on pages 11 - 17. All maximum guaranteed charges also appear in your Policy.

   For a further discussion regarding these charges we will deduct from your investment in a Policy, see "More About Policy Charges" on page 57.

   Allocation of charges. You may choose the investment options from which we deduct all monthly charges and any applicable surrender charges. If you do not have enough accumulation value in those investment options, we will deduct these charges in the same ratio the charges bear to the unloaned accumulation value you then have in each investment option.

MORE ABOUT POLICY CHARGES

   Purpose of our charges. The charges under the Policy are designed to cover, in total, our direct and indirect costs of selling, administering and providing benefits under the Policy. They are also designed, in total, to compensate us for the risks we assume and services that we provide under the Policy. These include:

    . mortality risks (such as the risk that insured persons will, on average, die before we expect, thereby increasing the amount of claims we must pay);

    . sales risks (such as the risk that the number of Policies we sell and the premiums we receive net of withdrawals, are less than we expect, thereby depriving us of expected economies of scale);

    . regulatory risks (such as the risk that tax or other regulations may be changed in ways adverse to issuers of variable universal life insurance policies); and

    . expense risks (such as the risk that the costs of administrative services that the Policy requires us to provide will exceed what we currently project).

   The current monthly insurance charge has been designed primarily to provide funds out of which we can make payments of death benefits under the Policy as the insured person dies.

   General. If the charges that we collect from the Policies exceed our total costs in connection with the Policies, we will earn a profit. Otherwise we will incur a loss. We reserve the right to increase the charges to the maximum amounts on Policies issued in the future.

   Although the paragraphs above describe the primary purposes for which charges under the Policies have been designed, these purposes are subject to considerable change over the life of a Policy. We can retain or use the revenues from any charge for any purpose.

                              ACCUMULATION VALUE

   Your accumulation value. From each premium payment you make, we deduct the charges that we describe on page 53 under "Statutory premium tax charge" (or "Tax charge back" if you are a resident of Oregon when you purchase your Policy) and "Premium expense charge." We invest the rest in one or more of the investment options listed in the chart on page 22 of this prospectus, as well as the Fixed Account. We call the amount that is at any time invested under your Policy (including any loan collateral we are holding for your Policy loans) your "accumulation value."

   Your investment options. We invest the accumulation value that you have allocated to any variable investment option in shares of a corresponding Fund. Over time, your accumulation value in any such investment option will increase or decrease in accordance with the investment experience of the Fund. Your accumulation value will also be reduced by Fund charges and certain other charges that we deduct from your Policy. We describe these charges beginning on page 53 under "Charges Under the Policy."

   You can review other important information about the Funds that you can choose in the separate prospectuses for those Funds. You can request additional free copies of these prospectuses from your AGL representative or from the Administrative Center. See "Contact Information" on page 5.

   We invest any accumulation value you have allocated to the Fixed Account as part of our general assets. We credit interest on that accumulation value at a rate which we declare from time to time. We guarantee that the interest will be credited at an annual effective rate of at least 3%. Although this interest increases the amount of any accumulation value that you have in the Fixed Account, such accumulation value will also be reduced by any charges that are allocated to this option under the procedures described under "Allocation of charges" on page 57. The "daily charge" described on page 54 and the fees and expenses of the Funds discussed on page 18 do not apply to the Fixed Account.

   Policies are "non-participating." You will not be entitled to any dividends from AGL.

                        POLICY LAPSE AND REINSTATEMENT

   While the guarantee period benefit is in force, your Policy will not enter a grace period or terminate. You must, however, pay the monthly guarantee premiums.

   The benefit under the guarantee minimum death benefit rider may also keep your Policy from entering a grace period or terminating as long as the value of the continuation guarantee account is greater than zero. After the guarantee period benefit expires and the rider terminates, if your Policy's cash surrender value falls to an amount insufficient to cover the monthly charges, we will notify you by letter that you have 61 days from the due date of the premium to pay the necessary charges to avoid lapse of the Policy. You are not required to repay any outstanding Policy loan in order to reinstate your Policy. If the loan is not repaid, however, it will be reinstated with your Policy. If the insured person dies during the grace period we will pay the death benefit reduced by the charges that are owed at the time of death. The grace period begins with the first day of the Policy month for which all charges could not be paid. If we do not receive your payment by the end of the grace period, your Policy and all riders will end without value and all coverage under your Policy will cease. Although you can apply to have your Policy "reinstated," you must do this within five years (or, if earlier, before the Policy's maturity date), and you must present evidence that the insured person still meets our requirements for issuing coverage. You will find additional information in the Policy about the values and terms of the Policy after it is reinstated.

                          FEDERAL TAX CONSIDERATIONS

   Generally, the death benefit paid under a Policy is not subject to income tax. Earnings on your accumulation value are not subject to income tax as long as we do not pay them out to you. If we do pay any amount of your Policy's accumulation value upon surrender, partial surrender, or maturity of your Policy, all or part of that distribution may be treated as a return of the premiums you paid, which is not subject to income tax.

   Amounts you receive as Policy loans are not taxable to you, unless you have paid such a large amount of premiums that your Policy becomes what the tax law calls a "modified endowment contract." In that case, the loan will be taxed as if it were a partial surrender. Furthermore, loans, partial surrenders and other distributions from a modified endowment contract may require you to pay additional taxes and penalties that otherwise would not apply. If your Policy lapses, you may have to pay income tax on a portion of any outstanding loan.

TAX EFFECTS

   This discussion is based on current federal income tax law and interpretations. It assumes that the policy owner is a natural person who is a U.S. citizen and resident. The consequences for corporate taxpayers, non-U.S. residents or non-U.S. citizens, may be different. The following discussion of federal income tax treatment is general in nature and is not intended as tax advice. You should consult with a competent tax adviser to determine the specific federal tax treatment of your Policy based on your individual factual situation.

   General. The Policy will be treated as "life insurance" for federal income tax purposes (a) if it meets the definition of life insurance under
Section 7702 of the Code and (b) for as long as the investments made by the underlying Funds satisfy certain investment diversification requirements under
Section 817(h) of the Code. We believe that the Policy will meet these requirements at issue and that:

    . the death benefit received by the beneficiary under your Policy will generally not be subject to federal income tax; and

    . increases in your Policy's accumulation value as a result of interest or investment experience will not be subject to federal income tax unless and until there is a distribution from your Policy, such as a surrender or a partial surrender.

   The federal income tax consequences of a distribution from your Policy can be affected by whether your Policy is determined to be a "modified endowment contract," explained in the following discussion. In all cases, however, the character of all income that is described as taxable to the payee will be ordinary income (as opposed to capital gain).

   Testing for modified endowment contract status. The Code provides for a "SEVEN-PAY TEST." This test determines if your Policy will be a "modified endowment contract."

   If, at any time during the first seven Policy years:

    .  you have paid a cumulative amount of premiums;

    . the cumulative amount exceeds the premiums you would have paid by the same time under a similar fixed-benefit life insurance policy; and

    . the fixed benefit policy was designed (based on certain assumptions mandated under the Code) to provide for paid-up future benefits ("paid-up" means no future premium payments are required) after the payment of seven level annual premiums;

   then your Policy will be a modified endowment contract.

   Whenever there is a "material change" under a policy, the policy will generally be (a) treated as a new contract for purposes of determining whether the policy is a modified endowment contract and (b) subjected to a new seven-pay period and a new seven-pay limit. The new seven-pay limit would be determined taking into account, under a prescribed formula, the accumulation value of the policy at the time of such change. A materially changed policy would be considered a modified endowment contract if it failed to satisfy the new seven-pay limit at any time during the new seven-pay period. A "material change" for these purposes could occur as a result of a change in death benefit Option. A material change will occur as a result of an increase in your Policy's specified amount, and certain other changes.

   If your Policy's benefits are reduced during the first seven Policy years (or within seven years after a material change), the calculated seven-pay premium limit will be redetermined based on the reduced level of benefits and applied retroactively for purposes of the seven-pay test. (Such a reduction in benefits could include, for example, a decrease in the specified amount that you request or that results from a partial surrender). If the premiums previously paid are greater than the recalculated seven-payment premium level limit, the Policy will become a modified endowment contract.

   We will monitor your Policy and attempt to notify you on a timely basis to prevent additional premium payments from causing your Policy to become a modified endowment contract.

   A life insurance policy that is received in a tax free exchange under
Section 1035 of the Code for a modified endowment contract will also be considered a modified endowment contract.

   Other effects of Policy changes. Changes made to your Policy (for example, a decrease in specified amount that you request or that results from a partial surrender that you request) may also have other effects on your Policy. Such effects may include impacting the maximum amount of premiums that can be paid under your Policy, as well as the maximum amount of accumulation value that may be maintained under your Policy.

   Policy changes and extending coverage. If the insured person survives beyond age 100 and you make changes to your Policy, there is some uncertainty between the Code and the mortality tables regarding this calculation. We will not permit a change to your Policy that would result in the Policy not meeting the definition of life insurance under Section 7702 of the Code. The 2001 Commissioners' Standard Ordinary mortality and morbidity tables ("2001 CSO Mortality Tables") provide a stated termination date of age 121. The "Option to extend coverage" described on page 49 allows you to continue your Policy beyond the insured person's age 121. The tax consequences of extending the maturity date beyond the age 121 termination date of the 2001 CSO Mortality Tables are unclear. You should consult your personal tax adviser about the effect of any change to your Policy as it relates to Section 7702 and the termination date of the Mortality Tables.

   Rider benefits. We believe that premium payments and any death benefits or other benefits to be paid under any rider you may purchase under your Policy will not disqualify your Policy as life insurance for tax purposes. However, the tax law related to rider benefits is complex and some uncertainty exists. You should consult a qualified tax adviser regarding the impact of any rider you may purchase.

   Taxation of pre-death distributions if your Policy is not a modified endowment contract. As long as your Policy remains in force during the insured person's lifetime and not as a modified endowment contract, a Policy loan will be treated as indebtedness, and no part of the loan proceeds will be subject to current federal income tax. Interest on the Policy loan generally will not be tax deductible.

   After the first 15 Policy years, the proceeds from a partial surrender will not be subject to federal income tax except to the extent such proceeds exceed your "basis" in your Policy. (Your basis generally will equal the premiums you have paid, less the amount of any previous distributions from your Policy that were not taxable.) During the first 15 Policy years, however, the proceeds from a partial surrender could be subject to federal income tax, under a complex formula, to the extent that your accumulation value exceeds your basis in your Policy.

   On the maturity date or upon full surrender, any excess in the amount of proceeds we pay (including amounts we use to discharge any Policy loan) over your basis in the Policy, will be subject to federal income tax. In addition, if a Policy ends after a grace period while there is a Policy loan, the cancellation of such loan and any accrued loan interest will be treated as a distribution and could be subject to federal income tax under the above rules. Finally, if you make an assignment of rights or benefits under your Policy you may be deemed to have received a distribution from your Policy, all or part of which may be taxable.

   Taxation of pre-death distributions if your Policy is a modified endowment contract. If your Policy is a modified endowment contract, any distribution from your Policy while the insured person is still living will be taxed on an "income-first" basis. Distributions:

    . include loans (including any increase in the loan amount to pay interest on an existing loan, or an assignment or pledge to secure a loan) and partial surrenders;

    . will be considered taxable income to you to the extent your accumulation value exceeds your basis in the Policy; and

    . have their taxability determined by aggregating all modified endowment contracts issued by the same insurer (or its affiliates) to the same owner (excluding certain qualified plans) during any calendar year.

   For modified endowment contracts, your basis:

    .  is similar to the basis described above for other policies; and

    . will be increased by the amount of any prior loan under your Policy that was considered taxable income to you.

   A 10% penalty tax also will apply to the taxable portion of most distributions from a policy that is a modified endowment contract. The penalty tax will not, however, apply:

    .  to taxpayers 59 1/2 years of age or older;

    .  in the case of a disability (as defined in the Code); or

    . to distributions received as part of a series of substantially equal periodic annuity payments for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary.

   If your Policy ends after a grace period while there is a Policy loan, the cancellation of the loan will be treated as a distribution to the extent not previously treated as such and could be subject to tax, including the 10% penalty tax, as described above. In addition, on the maturity date or upon a full surrender, any excess of the proceeds we pay (including any amounts we use to discharge any Policy loan) over your basis in the Policy, will be subject to federal income tax and, unless one of the above exceptions applies, the 10% penalty tax.

   Distributions that occur during a Policy year in which your Policy becomes a modified endowment contract, and during any subsequent Policy years, will be taxed as described in the two preceding paragraphs. In addition, distributions from a policy within two years before it becomes a modified endowment contract also will be subject to tax in this manner. This means that a distribution made from a policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

   Policy lapses and reinstatements. A Policy which has lapsed may have the tax consequences described above, even though you may be able to reinstate that Policy. For tax purposes, some reinstatements may be treated as the purchase of a new insurance contract.

   Diversification and investor control. Under Section 817(h) of the Code, the Treasury Department has issued regulations that implement investment diversification requirements. Our failure to comply with these regulations would disqualify your Policy as a life insurance policy under Section 7702 of the Code. If this were to occur, you would be subject to federal income tax on the income under the Policy for the period of the disqualification and for subsequent periods. Also, if the insured person died during such period of disqualification or subsequent periods, a portion of the death benefit proceeds would be taxable to the beneficiary. Separate Account VL-R, through the Funds, intends to comply with these requirements. Although we do not have direct control over the investments or activities of the Funds, we will enter into agreements with them requiring the Funds to comply with the diversification requirements of the Section 817(h) Treasury Regulations.

   The Treasury Department has provided only limited guidance describing the circumstances in which the ability of a policy owner to direct his or her investment to particular Funds within Separate Account VL-R may cause the policy owner, rather than the insurance company, to be treated as the owner of the assets in the account. Due to the lack of specific guidance on investor control, there is some uncertainty about when a policy owner is considered the owner of the assets for tax purposes. If you were considered the owner of the assets of Separate Account VL-R, income and gains from the account would be included in your gross income for federal income tax purposes. Under current law, however, we believe that AGL, and not the owner of a Policy, would be considered the owner of the assets of Separate Account VL-R. However, we reserve the right to make changes that we deem necessary to insure that the Policy qualifies as a life insurance contract.

   Estate and generation skipping taxes. If the insured person is the Policy's owner, the death benefit under the Policy will generally be includable in the owner's estate for purposes of federal estate tax. If the owner is not the insured person, under certain conditions, only an amount approximately equal to the cash surrender value of the Policy would be includable. In addition, an unlimited marital deduction may be available for federal estate tax purposes.

   The enactment of the Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010 (H.R. 4853) (the "Tax Relief Act of 2010") brought forth a compromise to the expiration of the estate and generation skipping transfer ("GST") tax rates and exemptions of the Economic Growth and Tax Relief Reconciliation Act of 2001 (P.L. 107-16) (the "2001 Act"). The Tax Relief Act of 2010 increases the estate tax applicable exclusion amount to $5 million and provides a top tax rate of 35% for individuals dying in 2011 or 2012. However, there is still uncertainty regarding the estate tax exclusion and rates for individuals dying after 2012. Please contact your tax advisor for further updates.

   As a general rule, if a "transfer" is made to a person two or more generations younger than the Policy's owner, a generation skipping tax may be payable at rates similar to the maximum estate tax rate in effect at the time. The generation skipping tax provisions generally apply to "transfers" that would be subject to the gift and estate tax rules. For years 2011 and 2012, individuals are generally allowed a generation skipping tax exemption of $5 million. As discussed above, there is currently uncertainty with regard to the amount of the exclusion for 2013 and future years. Therefore, you should consult with a qualified tax adviser for specific information, especially where benefits are passing to younger generations.

   The particular situation of each Policy owner, insured person or beneficiary will determine how ownership or receipt of Policy proceeds will be treated for purposes of federal estate and generation skipping taxes, as well as state and local estate, inheritance and other taxes.

   Life insurance in split dollar arrangements. The IRS and Treasury have issued regulations on split dollar life insurance arrangements. In general, a split dollar insurance arrangement involves two parties agreeing to split the premium and/or benefits of a life insurance policy. These arrangements are often used as a type of employee compensation or for making gifts among family members. The regulations provide two mutually exclusive regimes for taxing split dollar life insurance arrangements: the "economic benefit" regime and the "loan" regime. The economic benefit regime, under which the non-owner of the policy is treated as receiving certain economic benefits from its owner, applies to endorsement arrangements and most non-equity split dollar life insurance arrangements. The loan regime applies to collateral assignment arrangements and other arrangements in which the non-owner could be treated as loaning amounts to the owner. These final regulations apply to any split dollar life insurance arrangement entered into after September 17, 2003. Additionally, these regulations apply to any split dollar life insurance arrangements entered into before September 17, 2003, if the arrangement is materially modified after September 17, 2003.

   In addition, it should be noted that split dollar arrangements characterized as loans for tax purposes may be affected by the Corporate Responsibility Act of 2002 also referred to as the Sarbanes-Oxley Act of 2002 (the "Act"). The Act prohibits loans from companies publicly traded in the United States to their executives and officers. The status of split dollar arrangements under the Act is uncertain, in part because the SEC may view the tax treatment of such arrangements as instructive.

   Purchasers of life insurance policies are strongly advised to consult with a qualified tax adviser to determine the tax treatment resulting from a split dollar arrangement.

   Pension and profit-sharing plans. If a life insurance policy is purchased by a trust or other entity that forms part of a pension or profit-sharing plan qualified under Section 401(a) of the Code for the benefit of participants covered under the plan, the federal income tax treatment of such policies will be somewhat different from that described above.

   The reasonable net premium cost for such amount of insurance that is purchased as part of a pension or profit-sharing plan is required to be included annually in the plan participant's gross income. This cost (generally referred to as the "P.S. 58" cost) is reported to the participant annually. If the plan participant dies while covered by the plan and the policy proceeds are paid to the participant's beneficiary, then the excess of the death benefit over the policy's accumulation value will not be subject to federal income tax. However, the policy's accumulation value will generally be taxable to the extent it exceeds the participant's cost basis in the policy. The participant's cost basis will generally include the costs of insurance previously reported as income to the participant. Special rules may apply if the participant had borrowed from the policy or was an owner-employee under the plan. The rules for determining "P.S. 58" costs are currently provided under Notice 2002-8, I.R.B. 2002-1 CB 398.

   There are limits on the amounts of life insurance that may be purchased on behalf of a participant in a pension or profit-sharing plan. Complex rules, in addition to those discussed above, apply whenever life insurance is purchased by a tax qualified plan. You should consult a qualified tax adviser.

   Other employee benefit programs. Complex rules may also apply when a policy is held by an employer or a trust, or acquired by an employee, in connection with the provision of other employee benefits. These policy owners must consider whether the policy was applied for by or issued to a person having an insurable interest under applicable state law and with the insured person's consent. The lack of an insurable interest or consent may, among other things, affect the qualification of the policy as life insurance for federal income tax purposes and the right of the beneficiary to receive a death benefit.

   ERISA. Employers and employer-created trusts may be subject to reporting, disclosure and fiduciary obligations under the Employee Retirement Income Security Act of 1974, as amended. You should consult a qualified legal adviser.

   Our taxes. We report the operations of Separate Account VL-R in our federal income tax return, but we currently pay no income tax on Separate Account VL-R's investment income and capital gains, because these items are, for tax purposes, reflected in our variable universal life insurance policy reserves. We currently make no charge to any Separate Account VL-R division for taxes. We reserve the right to make a charge in the future for taxes incurred; for example, a charge to Separate Account VL-R for income taxes we incur that are allocable to the Policy.

   We may have to pay state, local or other taxes in addition to applicable taxes based on premiums. At present, these taxes are not substantial. If they increase, we may make charges for such taxes when they are attributable to Separate Account VL-R or allocable to the Policy.

   Certain Funds in which your accumulation value is invested may elect to pass through to AGL taxes withheld by foreign taxing jurisdictions on foreign source income. Such an election will result in additional taxable income and income tax to AGL. The amount of additional income tax, however, may be more than offset by credits for the foreign taxes withheld which are also passed through. These credits may provide a benefit to AGL.

   When we withhold income taxes. Generally, unless you provide us with an election to the contrary before we make the distribution, we are required to withhold income tax from any proceeds we distribute as part of a taxable transaction under your Policy. In some cases, where generation skipping taxes may apply, we may also be required to withhold for such taxes unless we are provided satisfactory written notification that no such taxes are due.

   In the case of non-resident aliens who own a Policy, the withholding rules may be different. With respect to distributions from modified endowment contracts, non-resident aliens are generally subject to federal income tax withholding at a statutory rate of 30% of the distributed amount. In some cases, the non-resident alien may be subject to lower or even no withholding if the United States has entered into a tax treaty with his or her country of residence.

   Tax changes. The U.S. Congress frequently considers legislation that, if enacted, could change the tax treatment of life insurance policies. In addition, the Treasury Department may amend existing regulations, issue regulations on the qualification of life insurance and modified endowment contracts, or adopt new interpretations of existing law. State and local tax law or, if you are not a U.S. citizen and resident, foreign tax law, may also affect the tax consequences to you, the insured person or your beneficiary, and are subject to change. Any changes in federal, state, local or foreign tax law or interpretation could have a retroactive effect. We suggest you consult a qualified tax adviser.

                               LEGAL PROCEEDINGS

   AGL is a party to various lawsuits and proceedings arising in the ordinary course of business. Many of these lawsuits and proceedings arise in jurisdictions that permit recovery of damages in excess of the maximum amount of policy benefits available. In addition, various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of AGL and its subsidiaries, such as through financial examinations, market conduct exams or regulatory inquiries. Based upon information presently available, AGL believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits, proceedings and regulatory exams or inquiries will not have a material adverse effect on AGL's results of operations, cash flows and financial position.

                             FINANCIAL STATEMENTS

   The Financial Statements of AGL and the Separate Account can be found in the SAI. You may obtain a free copy of these Financial Statements if you write us at our Administrative Center, which is located at 2727-A Allen Parkway, Houston, Texas 77019, or call us at 1-800-340-2765.

                           REGISTRATIONS STATEMENTS

   Registration statements under the Securities Act of 1933, as amended, related to the Policies offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, AGL and its general account, the variable investment options and the Policy, please refer to the registration statements and exhibits.

   This index should help you to locate more information about some of the terms and phrases used in this prospectus.

                      INDEX OF SPECIAL WORDS AND PHRASES

                                                               PAGE TO
                                                             SEE IN THIS
DEFINED TERM                                                 PROSPECTUS
------------                                                 -----------
accumulation value..........................................      8
Administrative Center.......................................      5
automatic rebalancing.......................................     34
base coverage...............................................     29
basis.......................................................     61
beneficiary.................................................     51
cash surrender value........................................      7
cash value accumulation test................................     29
close of business...........................................     39
Code........................................................     41
Contact Information.........................................      5
Continuation Guarantee......................................     44
Continuation Guarantee Account..............................     44
cost of insurance rates.....................................     55
daily charge................................................     54
date of issue...............................................     40
death benefit...............................................      6
dollar cost averaging.......................................     34
Fixed Account...............................................     25
free look...................................................     33
full surrender..............................................      7
Fund, Funds.................................................      6
grace period................................................      9
guarantee period benefit....................................     27
guideline premium test......................................     29
insured person..............................................      1
investment options..........................................     58
lapse.......................................................      9
lien........................................................     42
loan (see "Policy loans" in this Index).....................      7
loan interest...............................................     57
maturity date...............................................     49
modified endowment contract.................................     59
monthly deduction day.......................................     40
monthly guarantee premium...................................      9
monthly insurance charge....................................     55
net amount at risk..........................................     14

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


                      INDEX OF SPECIAL WORDS AND PHRASES

                                                               PAGE TO
                                                             SEE IN THIS
DEFINED TERM                                                 PROSPECTUS
------------                                                 -----------
Option 1, Option 2, Option 3................................      6
partial surrender...........................................     47
payment Options.............................................     50
planned periodic premiums...................................     31
Policy loans................................................     48
Policy months...............................................     40
Policy year.................................................     40
preferred loan..............................................     49
premium class...............................................     53
premium payments............................................     30
reinstate, reinstatement....................................     58
required minimum death benefit..............................     28
required minimum death benefit percentage...................     29
Separate Account VL-R.......................................     20
seven-pay test..............................................     59
specified amount............................................      6
supplemental coverage.......................................     29
transfers...................................................      7
valuation date..............................................     39
valuation period............................................     39
variable investment options.................................     22

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                  THIS DOCUMENT IS NOT PART OF ANY PROSPECTUS

[LOGO]                                                         PRIVACY NOTICE
-------------------------------------------------------------------------------
American General Life Companies knows   .  We have physical, electronic, and
that your privacy is important. You        procedural safeguards in place
have received this notice as required      that were designed to protect
by law and because you are now or may      Nonpublic Personal Information.
be a customer of one of our
companies. This notice will advise      .  We do not share Nonpublic Personal
you of the types of Nonpublic              Information about you except as
Personal Information we collect, how       allowed by law.
we use it, and what we do to protect
your privacy.                           .  We may disclose all types of
                                           Nonpublic Personal Information
"Nonpublic Personal Information"           that we collect, including
refers to personally identifiable          information regarding your
information that is not available to       transactions or experiences with
the public.                                us, when needed, to:

"Employees, Representatives, Agents,      (i) Our Employees, Representatives,
and Selected Third Parties" refers to     Agents, and Selected Third Parties,
individuals or entities who act on        as permitted by law; or
our behalf.
                                          (ii) other organizations with which
..  Our Employees, Representatives,        we have joint marketing agreements
   Agents, and Selected Third Parties     as permitted by law.
   may collect Nonpublic Personal
   Information about you, including     .  The types of companies and persons
   information:                            to whom we may disclose Nonpublic
                                           Personal Information as permitted
    -  Given to us on applications or      by law include: banks; attorneys;
       other forms;                        trustees; third-party
                                           administrators; insurance agents;
    -  About transactions with us,         insurance companies; insurance
       our affiliates, or third            support organizations; credit
       parties;                            reporting agencies; registered
                                           broker- dealers; auditors;
    -  From others, such as credit         regulators; and reinsurers.
       reporting agencies, employers,
       and federal and state agencies.  .  We do not share your Nonpublic
                                           Personal Health Information unless
..  The types of Nonpublic Personal         authorized by you or allowed by
   Information we collect depends on       law.
   the products we offer to you and
   may include your: name; address;     .  Our privacy policy applies, to the
   Social Security Number; account         extent required by law, to our
   balances; income; assets;               agents and representatives when
   insurance premiums; coverage and        they are acting on behalf of
   beneficiaries; credit reports;          American General Life Companies.
   marital status; and payment
   history. We may also collect         .  You will be notified if our
   Nonpublic Personal Health               privacy policy changes.
   Information, such as medical
   reports, to underwrite insurance     .  Our privacy policy applies to
   policies, process claims, or for        current and former customers.
   other related functions.
                                        THIS PRIVACY NOTICE IS PROVIDED FOR
..  We restrict access to Nonpublic      YOUR INFORMATION ONLY. YOU DO NOT
   Personal Information to those        NEED TO CALL OR TAKE ANY ACTION.
   Employees, Representatives,
   Agents, or Selected Third Parties
   who provide products or services
   to you and who have been trained
   to handle Nonpublic Personal
   Information as described in this
   Notice.

..  We have policies and procedures
   that direct our Employees,
   Representatives, Agents and
   Selected Third Parties acting for
   us, on how to protect and use
   Nonpublic Personal Information.
-------------------------------------------------------------------------------

This Privacy Notice is provided on      CALIFORNIA, NEW MEXICO AND VERMONT
behalf of the following companies:      RESIDENTS ONLY:
AGC Life Insurance Company, AIG Life
of Bermuda, Ltd., AIG Premier           Following the law of your state, we
Insurance Company, American General     will not disclose nonpublic personal
Assurance Company, American General     financial information about you to
Equity Services Corporation, American   nonaffiliated third parties (other
General Indemnity Company, American     than as permitted by law) unless you
General Life and Accident Insurance     authorize us to make that disclosure.
Company, American General Life          Your authorization must be in
Insurance Company, American General     writing. If you wish to authorize us
Property Insurance Company, Delaware    to disclose your nonpublic personal
American Life Insurance Company, The    financial information to
United States Life Insurance Company    nonaffiliated third parties, you may
in the City of New York, American       write to us at: American General Life
General Life Insurance Company of       Companies Service Center, P.O. Box
Delaware, American General Life         4373, Houston, Texas 77210-4373.
Insurance of Bermuda, Ltd.
                                        (C) 2011 American International
                                        Group, Inc. All rights reserved.





















                                                          AGLC0375-STF Rev 0111

                                   [GRAPHIC]

Go Green with Confidence!

It's the best of both worlds: you can go green and trust that your important documents stay secure with e-Service and e-Delivery from American General Life Insurance Company./1/ e-Service provides private, secure access to up-to-date policy information whenever you need it - 24 hours a day, 7 days a week.

Convenient e-Delivery makes it easy to go paperless, too. Instead of all the clutter of bulky, wasteful and inefficient mailings, go green with e-Delivery. It's our secure, document delivery service that alerts you via email when you have documents available to review. Important disclosure documents relating to your Policy and your variable investment options are posted online, available for you to review or print at your discretion.

Need more information? Call our e-Service Customer Service Center at 800-340-2765 between 7:00 a.m. and 6:00 p.m. Central Time, Monday through Friday. Visit www.americangeneral.com and click on the link to sign up for e-Service and e-Delivery!

                              [LOGO OF ESERVICE]
                            www.americangeneral.com

/1/ All services not available for all products.

[LOGO OF AMERICAN GENERAL
Life Companies]

AMERICAN GENERAL LIFE INSURANCE COMPANY

VUL Administration
P.O. Box 4880
Houston, Texas 77210-4880

Variable universal life insurance policies issued by American General Life Insurance Company (AGL) and distributed by American General Equity Services Corporation, member FINRA. AGL does not solicit business in the state of New York. Policies and riders not available in all states. American General Life Companies, www.americangeneral.com, is the marketing name for a group of affiliated domestic life insurers, including AGL.

(C) 2011. All rights reserved.

AGLC103614 REV0511

                  THIS DOCUMENT IS NOT PART OF ANY PROSPECTUS

[LOGO OF AMERICAN GENERAL LIFE COMPANIES]

For additional information about the Protection
Advantage Select/SM/ Policies and the Separate     --------------------------
Account, you may request a copy of the Statement       For E-SERVICE and
of Additional Information (the "SAI"), dated       E-DELIVERY, or to view and
May 2, 2011. We have filed the SAI with the SEC       Print Policy or Fund
and have incorporated it by reference into this     prospectuses visit us at
prospectus. You may obtain a free copy of the SAI   WWW.AMERICANGENERAL.COM
and the Policy or Fund prospectuses if you write   --------------------------
us at our Administrative Center, which is located at 2727-A Allen Parkway, Houston, Texas 77019 or call us at 1-800-340-2765. You may also obtain the SAI from your AGL representative through which the Policies may be purchased. Additional information about the Protection Advantage Select
Policies, including personalized illustrations of death benefits, cash surrender values, and cash values is available without charge to individuals considering purchasing a Policy, upon request to the same address or phone number printed above.
We may charge current Policy owners $25 per illustration if they request more than one personalized illustration in a Policy year.

Information about the Separate Account, including the SAI, can also be reviewed and copied at the SEC's Office of Investor Education and Advocacy in Washington, D.C. Inquiries on the operations of the Office of Investor Education and Advocacy may be made by calling the SEC at 1-202-942-8090.
Reports and other information about the Separate
Account are available on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Office of Investor Education and Advocacy of the SEC, 100 F
Street N.E., Washington, D.C. 20549.

Policies issued by:
AMERICAN GENERAL LIFE INSURANCE COMPANY
2727-A Allen Parkway, Houston, TX 77019

PROTECTION ADVANTAGE SELECT FLEXIBLE PREMIUM
VARIABLE UNIVERSAL LIFE INSURANCE
Policy Form Number 07921

Not available in the state of New York

DISTRIBUTED BY AMERICAN GENERAL EQUITY SERVICES
CORPORATION
Member FINRA

The underwriting risks, financial obligations and support functions associated with the products issued by American General Life Insurance Company
("AGL") are its responsibility. AGL is
responsible for its own financial condition and contractual obligations. American General Life
Companies, www.americangeneral.com, is the marketing name for a group of affiliated domestic life insurers, including AGL. AGL does not solicit business in the state of New York. The
Policies are not available in all states.


(C) 2011. All rights reserved.                         ICA File No. 811-08561

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VL-R

                        PROTECTION ADVANTAGE SELECT(R)

          FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

                                   ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                         VUL ADMINISTRATION DEPARTMENT

                   P.O. BOX 4880, HOUSTON, TEXAS 77210-4880

  TELEPHONE: 1-800-340-2765; 1-713-831-3443; HEARING IMPAIRED: 1-888-436-5256

                      STATEMENT OF ADDITIONAL INFORMATION

                               DATED MAY 2, 2011

   This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the prospectus for American General Life Insurance Company Separate Account VL-R (the "Separate Account" or "Separate Account VL-R") dated May 2, 2011, describing the Protection Advantage Select flexible premium variable universal life insurance policies (the "Policy" or "Policies"). The prospectus sets forth information that a prospective investor should know before investing. For a copy of the prospectus, and any prospectus supplements, contact American General Life Insurance Company ("AGL" or "Company") at the address or telephone numbers given above. Each term used in this SAI that is defined in the related prospectus has the same meaning as the prospectus' definition.

                               TABLE OF CONTENTS

GENERAL INFORMATION........................................................  3

   AGL.....................................................................  3
   Separate Account VL-R...................................................  3

SERVICES...................................................................  3

DISTRIBUTION OF THE POLICIES...............................................  4

PERFORMANCE INFORMATION....................................................  6

ADDITIONAL INFORMATION ABOUT THE POLICIES..................................  6

       Gender neutral policies.............................................  6
       Special purchase plans..............................................  7
       Underwriting procedures and cost of insurance charges...............  7
       Certain arrangements................................................  7
   More About the Fixed Account............................................  7
       Our general account.................................................  7
       How we declare interest.............................................  8
   Adjustments to Death Benefit............................................  8
       Suicide.............................................................  8
       Wrong age or gender.................................................  8
       Death during grace period...........................................  8

ACTUARIAL EXPERT...........................................................  8

MATERIAL CONFLICTS.........................................................  9

FINANCIAL STATEMENTS.......................................................  9

   Separate Account Financial Statements...................................  9
   AGL Consolidated Financial Statements................................... 10
   American International Group, Inc. Financial Information................ 10

INDEX TO FINANCIAL STATEMENTS.............................................. 10

   Separate Account VL-R Financial Statements.............................. 10
   AGL Consolidated Financial Statements................................... 11

                              GENERAL INFORMATION

AGL

   We are American General Life Insurance Company ("AGL"). AGL is a stock life insurance company organized under the laws of the State of Texas. AGL is a successor in interest to a company originally organized under the laws of Delaware on January 10, 1917. AGL is an indirect, wholly-owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation. AIG is a leading international insurance organization with operations in more than 130 countries and jurisdictions. AIG companies serve commercial, institutional and individual customers through one of the most extensive worldwide property-casualty networks of any insurer. In addition, AIG companies are leading providers of life insurance and retirement services in the United States. American General Life Companies, www.americangeneral.com, is the marketing name for a group of affiliated domestic life insurers, including USL. The commitments under the Contracts are AGL's, and American International Group, Inc. has no legal obligation to back those commitments.

SEPARATE ACCOUNT VL-R

   We hold the Fund shares in which any of your accumulation value is invested in Separate Account VL-R. Separate Account VL-R is registered as a unit investment trust with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940. We created the Separate Account on May 6, 1997 under Texas law.

   For record keeping and financial reporting purposes, Separate Account VL-R is divided into 74 separate "divisions," 48 of which are available under the Policies offered by the Policy prospectus as variable "investment options." All of these 48 divisions and the remaining 26 divisions are offered under other AGL policies. We hold the Fund shares in which we invest your accumulation value for an investment option in the division that corresponds to that investment option. One or more of the Funds may sell its shares to other funds.

   The assets in Separate Account VL-R are our property. The assets in the Separate Account may not be used to pay any liabilities of AGL other than those arising from the Policies. AGL is obligated to pay all amounts under the Policies due the Policy owners. We act as custodian for the Separate Account's assets.

                                   SERVICES

   AGL and American General Life Companies, LLC ("AGLC"), are parties to a services agreement. AGL and AGLC are each indirect wholly-owned subsidiaries of American International Group, Inc. and therefore affiliates of one another. AGLC is a Delaware limited liability company established on August 30, 2002. Prior to that date, AGLC was a Delaware business trust. Its address is 2727-A Allen Parkway, Houston, Texas 77019-2191. Under the services agreement, AGLC provides shared services to AGL and certain other life insurance companies under the American International Group, Inc. holding company system at cost. Those services include data processing systems, customer services, product development, actuarial, internal auditing, accounting and legal services. During 2010, 2009 and 2008, AGL paid AGLC for these services $349,841,461, $352,001,525 and $414,162,025 respectively.

   We have not designed the Policies for professional market timing organizations or other entities or individuals using programmed and frequent transfers involving large amounts. We currently have no contractual agreements or any other formal or informal arrangements with any entity or individual permitting such transfers and receive no compensation for any such contract or arrangement.

                         DISTRIBUTION OF THE POLICIES

   American General Equity Services Corporation ("AGESC"), 2727-A Allen Parkway, 2-G7, Houston, Texas 77019, a Delaware corporation and a direct wholly-owned subsidiary of AGL, is the principal underwriter and distributor of the Policies for the Separate Account under a Distribution Agreement between AGESC and AGL. AGESC also acts as principal underwriter for AGL's other separate accounts and for the separate accounts of certain AGL affiliates. AGESC is a registered broker-dealer under the Securities Exchange Act of 1934, as amended and a member of the Financial Industry Regulatory Authority ("FINRA"). AGESC, as the principal underwriter and distributor, is not paid any fees on the Policies.

   The Policies are offered on a continuous basis.

   We and AGESC have sales agreements with various broker-dealers and banks under which the Policies will be sold by registered representatives of the broker-dealers or employees of the banks. These registered representatives and employees are also required to be authorized under applicable state regulations as life insurance agents to sell variable universal life insurance. The broker-dealers are ordinarily required to be registered with the SEC and must be members of FINRA.

   We pay compensation directly to broker-dealers and banks for promotion and sales of the Policies. The compensation may vary with the sales agreement, but is generally not expected to exceed:

    . 90% of the premiums received in the first Policy year up to a "target premium";

    . 3% of the premiums up to the target premium received in each of Policy years 2 through 10;

    . 3% of the premiums in excess of the target premium received in each of Policy years 1 through 10;

    . 0.25% annually of the Policy's accumulation value (reduced by any outstanding loans) in the investment options in each of Policy years 2 through 10;

    . 0.15% annually of the Policy's accumulation value (reduced by any outstanding loans) in the investment options in each of Policy years 11 through 20;

    . a comparable amount of compensation to broker-dealers or banks with respect to any increase in the specified amount of coverage that you request; and

    . any amounts that we may pay for broker-dealers or banks expense allowances, bonuses, wholesaler fees, training allowances or additional compensation for the Policies.

   The greater the percentage of supplemental coverage the owner selects when applying for a Policy or for future increases to the specified amount, the less compensation we would pay either for the sale of the Policy or for any additional premiums received during the first 10 Policy years (we do not pay compensation for premiums we receive after the 10th Policy year). We will pay the maximum level of compensation if the owner chooses 100% base coverage.

   At our discretion, we may pay additional first Policy year commissions to any broker-dealer or bank for sales conducted by a particular registered representative of that broker-dealer or bank. We may pay up to a total of 120% of the premiums we receive in the first Policy year.

   The target premium is an amount of level annual premium that would be necessary to support the benefits under your Policy, based on certain assumptions that we believe are reasonable. The target premium is also the maximum amount of premium to which the first year commission rate applies. Commissions paid on premiums received in excess of the target premium are paid at the excess rate. The target premium is an amount calculated in accordance with the method of calculation and rates from the AGL target premium schedules. AGL may change the target premium schedules from time to time. The target premium applicable to a particular coverage shall be determined from the schedule in force when the first premium for such coverage is entered as paid in accounting records of AGL.

   If the total amount of premiums paid in the first Policy year (on a per Policy basis) is less than the target premium, premium received at any time through the second Policy year, up to the balance of the first year target premium, will receive the first Policy year 90% commission rate. Any additional premium received in the second Policy year will be treated as second Policy year premium.

   The maximum value of any alternative amounts we may pay for sales of the Policies is expected to be equivalent over time to the amounts described above. For example, we may pay a broker-dealer compensation in a lump sum which will not exceed the aggregate compensation described above.

   We pay the compensation directly to any selling broker-dealer firm or bank. We pay the compensation from our own resources which does not result in any additional charge to you that is not described in your Policy. Each broker-dealer firm or bank, in turn, may compensate its registered representative or employee who acts as agent in selling you a Policy.

   We sponsor a non-qualified deferred compensation plan ("Plan") for our insurance agents. Some of our agents are registered representatives of our affiliated broker-dealers and sell the Policies. These agents may, subject to regulatory approval, receive benefits under the Plan when they sell the Policies. The benefits are deferred and the Plan terms may result in the agent never receiving the benefits. The Plan provides for a varying amount of benefits annually. We have the right to change the Plan in ways that affect the amount of benefits earned each year.

                            PERFORMANCE INFORMATION

   From time to time, we may quote performance information for the divisions of Separate Account VL-R in advertisements, sales literature, or reports to owners or prospective investors.

   We may quote performance information in any manner permitted under applicable law. We may, for example, present such information as a change in a hypothetical owner's cash value or death benefit. We also may present the yield or total return of the division based on a hypothetical investment in a Policy. The performance information shown may cover various periods of time, including periods beginning with the commencement of the operations of the division or the Mutual Fund in which it invests. The performance information shown may reflect the deduction of one or more charges, such as the premium charge, and we generally expect to exclude costs of insurance charges because of the individual nature of these charges. We also may present the yield or total return of the investment option in which a division invests.

   We may compare a division's performance to that of other variable universal life separate accounts or investment products, as well as to generally accepted indices or analyses, such as those provided by research firms and rating services. In addition, we may use performance ratings that may be reported periodically in financial publications, such as Money Magazine, Forbes, Business Week, Fortune, Financial Planning and The Wall Street Journal. We also may advertise ratings of AGL's financial strength or claims-paying ability as determined by firms that analyze and rate insurance companies and by nationally recognized statistical rating organizations.

                   ADDITIONAL INFORMATION ABOUT THE POLICIES

   The purpose of this section is to provide you with information to help clarify certain discussion found in the related prospectus. Many topics, such as Policy sales loads and increases in your Policy's death benefit, have been fully described in the related prospectus. For any topics that we do not discuss in this SAI, please see the related prospectus.

   Gender neutral policies. Congress and the legislatures of various states have from time to time considered legislation that would require insurance rates to be the same for males and females of the same age, premium class and tobacco user status. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of life insurance policies in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of gender. In general, we do not offer policies for sale in situations which, under current law, require gender-neutral premiums or benefits. However, we offer Protection Advantage Select Policies on both a gender-neutral and a sex-distinct basis.

   Special purchase plans. Special purchase plans provide for variations in, or elimination of, certain Policy charges, and would be available to a defined group of individuals. We currently do not provide for or support any special purchase plans.

   Underwriting procedures and cost of insurance charges. Cost of insurance charges for the Policies will not be the same for all Policy owners. The chief reason is that the principle of pooling and distribution of mortality risks is based upon the assumption that each Policy owner pays a cost of insurance charge related to the insured's mortality risk which is actuarially determined based upon factors such as age, sex and risk class of the insured and the face amount size band of the Policy. In the context of life insurance, a uniform mortality charge (the "cost of insurance charge") for all insureds would discriminate unfairly in favor of those insureds representing greater mortality risks to the disadvantage of those representing lesser risks. Accordingly, although there will be a uniform "public offering price" for all Policy owners, because premiums are flexible and amounts allocated to the Separate Account will be subject to some charges that are the same for all owners, there will be a different "price" for each actuarial category of Policy owners because different cost of insurance rates will apply. The "price" will also vary based on net amount at risk. The Policies will be offered and sold pursuant to this cost of insurance schedule and our underwriting standards and in accordance with state insurance laws. Such laws prohibit unfair discrimination among insureds, but recognize that premiums must be based upon factors such as age, sex, health and occupation. A table showing the maximum cost of insurance charges will be delivered as part of the Policy.

   Our underwriting procedures are designed to treat applicants for Policies in a uniform manner. Collection of required medical information is conducted in a confidential manner. We maintain underwriting standards designed to avoid unfair or inconsistent decisions about which underwriting class should apply to a particular proposed insured person. In some group or employment- related situations, we may offer what we call simplified or guaranteed issue underwriting classes. These underwriting classes provide for brief or no medical underwriting. Our offer to insure a person under either class results in cost of insurance charges that are the same for each insured person.

   Certain arrangements. Most of the advisers or administrators of the Funds make certain payments to us, on a quarterly basis, for certain administrative, Policy, and Policy owner support expenses. These amounts will be reasonable for the services performed and are not designed to result in a profit. Currently, these payments range from 0.15% to 0.35% of the market value of the assets invested in the underlying Fund as of a certain date, usually paid at the end of each calendar quarter. Except for the PIMCO Variable Insurance Trust, these amounts will not be paid by the Funds or Policy owners.

MORE ABOUT THE FIXED ACCOUNT

   Our general account. Our general account assets are all of our assets that we do not hold in legally segregated separate accounts. Our general account supports our obligations to you under your Policy's declared Fixed Account. Unlike the Separate Account, the assets in the general account may be used to pay any liabilities of AGL in addition to those arising from the Policies. Because of applicable exemptions, no interest in this option has been registered under the Securities Act of 1933, as amended. Neither our general account nor our Fixed Account is an investment company under the Investment Company Act of 1940. We have been advised that the staff of the SEC has not reviewed the disclosures that are included in this prospectus for your information about our general account or our Fixed Account. Those disclosures, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

   How we declare interest. Except for amounts held as collateral for loans, we can at any time change the rate of interest we are paying on any accumulation value allocated to our Fixed Account, but it will always be at an annual effective rate of at least 3%.

   Under these procedures, it is likely that at any time different interest rates will apply to different portions of your accumulation value, depending on when each portion was allocated to our fixed Account. Any charges, partial surrenders, or loans that we take from any accumulation value that you have in our Fixed Account will be taken from each portion in reverse chronological order based on the date that accumulation value was allocated to this option.

ADJUSTMENTS TO DEATH BENEFIT

   Suicide. If the insured person commits suicide during the first two Policy years, we will limit the proceeds payable to the total of all premiums that have been paid to the time of death minus any outstanding Policy loans (plus credit for any unearned interest) and any partial surrenders.

   A new two-year period begins if you increase the specified amount. You can increase the specified amount only if the insured person is living at the time of the increase. In this case, if the insured person commits suicide during the first two years following the increase, we will refund the monthly insurance deductions attributable to the increase. The death benefit will then be based on the specified amount in effect before the increase.

   Wrong age or gender. If the age or gender of the insured person was misstated on your application for a Policy (or for any increase in benefits), we will adjust any death benefit to be what the monthly insurance charge deducted for the current month would have purchased based on the correct information.

   Death during grace period. We will deduct from the insurance proceeds any monthly charges that remain unpaid because the insured person died during a grace period.

                               ACTUARIAL EXPERT

   Actuarial matters have been examined by Wayne A. Barnard who is Senior Vice President of AGL. His opinion on actuarial matters is filed as an exhibit to the registration statement we have filed with the SEC in connection with the Policies.

                              MATERIAL CONFLICTS

   We are required to track events to identify any material conflicts from using investment portfolios for both variable universal life and variable annuity separate accounts. The boards of the Funds, AGL, and other insurance companies participating in the Funds have this same duty. There may be a material conflict if:

    .  state insurance law or federal income tax law changes;

    .  investment management of an investment portfolio changes; or

    . voting instructions given by owners of variable universal life insurance Policies and variable annuity contracts differ.

   The investment portfolios may sell shares to certain qualified pension and retirement plans qualifying under Code Section 401. These include cash or deferred arrangements under Code Section 401(k). One or more of the investment portfolios may sell its shares to other investment portfolios. Therefore, there is a possibility that a material conflict may arise between the interests of owners in general, or certain classes of owners, and these retirement plans or participants in these retirement plans.

   If there is a material conflict, we have the duty to determine appropriate action, including removing the portfolios involved from our variable investment options. We may take other action to protect Policy owners. This could mean delays or interruptions of the variable operations.

   When state insurance regulatory authorities require us, we may ignore instructions relating to changes in an investment portfolio's adviser or its investment policies. If we do ignore voting instructions, we give you a summary of our actions in the next semi-annual report to owners.

                             FINANCIAL STATEMENTS

   PricewaterhouseCoopers LLP ("PwC"), located at 1201 Louisiana Street, Suite 2900, Houston, Texas 77002, is the independent registered public accounting firm for the Separate Account VL-R and AGL. PwC is also the independent registered public accounting firm of AIG.

SEPARATE ACCOUNT FINANCIAL STATEMENTS

   The financial statements of Separate Account VL-R as of December 31, 2010 and for each of the two years in the period ended December 31, 2010 included in this Statement of Additional Information have been so included in reliance on the report of PwC, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

AGL CONSOLIDATED FINANCIAL STATEMENTS

   The consolidated financial statements of AGL as of December 31, 2010 and 2009 and for each of the three years in the period ended December 31, 2010 included in this Statement of Additional Information have been so included in reliance on the report of PwC, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

AMERICAN INTERNATIONAL GROUP, INC. FINANCIAL INFORMATION

   On March 30, 2011, American International Group, Inc. and the Company entered into an Unconditional Capital Maintenance Agreement.

   The consolidated financial statements, the financial statement schedules and management's assessment of the effectiveness of internal control over financial reporting incorporated into this Statement of Additional Information by reference to American International Group's Annual Report on Form 10-K for the year ended December 31, 2010, have been so incorporated in reliance upon the report (which contains explanatory paragraphs, referencing (i) the completion of a series of transactions to recapitalize AIG with the Department of the Treasury, the Federal Reserve Bank of New York and the AIG Credit Facility
Trust on January 14, 2011 and (ii) the exclusion of Fuji Fire & Marine
Insurance Company from the audit of internal control over financial reporting) of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

   American International Group, Inc. does not underwrite any insurance policy referenced herein.

                         INDEX TO FINANCIAL STATEMENTS

   You should consider the financial statements of AGL that we include in this SAI as bearing on the ability of AGL to meet its obligations under the Policies.

I.  Separate Account VL-R Financial Statements

Report of Independent Registered Public Accounting Firm
Statement of Net Assets as of December 31, 2010
Statement of Operations for the period ended December 31, 2010
Statement of Changes in Net Assets for the years ended December 31, 2010 and 2009, except as indicated
Notes to Financial Statements

II. AGL Consolidated Financial Statements

Report of Independent Registered Public Accounting Firm
Consolidated Balance Sheets as of December 31, 2010 and 2009
Consolidated Statements of Income (Loss) for the years ended
   December 31, 2010, 2009 and 2008
Consolidated Statements of Comprehensive Income (Loss) for the years ended
   December 31, 2010, 2009 and 2008
Consolidated Statements of Shareholder's Equity for the years ended
   December 31, 2010, 2009 and 2008
Consolidated Statements of Cash Flows for the years ended
   December 31, 2010, 2009 and 2008
Notes to Consolidated Financial Statements

[LOGO] American General Life Companies

                                              Variable Universal Life Insurance
                                                          Separate Account VL-R

                                                                           2010

                                                                  Annual Report

                                                              December 31, 2010

                                        American General Life Insurance Company

[LOGO] PRICEWATERHOUSECOOPERS LLP


                                                     PRICEWATERHOUSECOOPERS LLP
                                                                 1201 LOUISIANA
                                                                     SUITE 2900
                                                          HOUSTON TX 77002-5678
                                                       TELEPHONE (713) 356 4000
                                                       FACSIMILE (713) 356 4717




            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors of American General Life Insurance Company and Policy Owners of American General Life Insurance Company Separate Account VL-R

In our opinion, the accompanying statement of net assets, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the Divisions listed in Note A of American General Life Insurance Company Separate Account VL-R at December 31, 2010, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and each of their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the management of American General Life Insurance Company; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investment securities at December 31, 2010 by correspondence with the mutual fund companies, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLC


Houston, Texas
April 29, 2011

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENT OF NET ASSETS
DECEMBER 31, 2010

                                                                              Investment    Due from (to) American
                                                                            securities - at General Life Insurance
Divisions                                                                     fair value           Company         NET ASSETS
------------------------------------------------------------------------------------------------------------------------------
Alger Capital Appreciation Portfolio - Class I-2 Shares                       $ 3,389,408            $ 1           $ 3,389,409
Alger Mid Cap Growth Portfolio - Class I-2 Shares                               2,851,234              -             2,851,234
American Century VP Value Fund - Class I                                       12,897,305             (4)           12,897,301
Credit Suisse U.S. Equity Flex I Portfolio                                      1,482,129              1             1,482,130
Dreyfus IP MidCap Stock Portfolio - Initial Shares                              3,901,650             (2)            3,901,648
Dreyfus VIF International Value Portfolio - Initial Shares                        115,063             (1)              115,062
Dreyfus VIF Opportunistic Small Cap Portfolio - Initial Shares                  7,664,130              1             7,664,131
Dreyfus VIF Quality Bond Portfolio - Initial Shares                             8,104,700             (1)            8,104,699
Fidelity VIP Asset Manager Portfolio - Service Class 2                          4,767,125             (1)            4,767,124
Fidelity VIP Contrafund Portfolio - Service Class 2                            29,413,760             (1)           29,413,759
Fidelity VIP Equity-Income Portfolio - Service Class 2                         15,096,154              2            15,096,156
Fidelity VIP Freedom 2020 Portfolio - Service Class 2                             195,416              -               195,416
Fidelity VIP Freedom 2025 Portfolio - Service Class 2                             233,867             (1)              233,866
Fidelity VIP Freedom 2030 Portfolio - Service Class 2                             669,237             (2)              669,235
Fidelity VIP Growth Portfolio - Service Class 2                                13,384,997              3            13,385,000
Fidelity VIP Mid Cap Portfolio - Service Class 2                                9,449,594             (2)            9,449,592
Franklin Templeton Franklin Small Cap Value Securities Fund - Class 2           9,738,235              1             9,738,236
Franklin Templeton Franklin Small-Mid Cap Growth Securities Fund - Class 2         81,736              -                81,736
Franklin Templeton Franklin U.S. Government Fund - Class 2                      4,653,610              1             4,653,611
Franklin Templeton Mutual Shares Securities Fund - Class 2                      9,163,036              -             9,163,036
Franklin Templeton Templeton Foreign Securities Fund - Class 2                  6,741,213             (3)            6,741,210
Goldman Sachs VIT Strategic Growth Fund - Institutional Shares                  5,363,070             (2)            5,363,068
Invesco V.I. Core Equity Fund - Series I                                        8,781,856             (2)            8,781,854
Invesco V.I. Global Real Estate Fund - Series I                                    66,935              -                66,935
Invesco V.I. International Growth Fund - Series I                               9,839,243             (1)            9,839,242
Invesco Van Kampen V.I. Capital Growth Fund - Series I                             39,952              -                39,952
Invesco Van Kampen V.I. Government Fund - Series I                                 91,535              -                91,535
Invesco Van Kampen V.I. Growth and Income Fund - Series I                      10,670,023             (1)           10,670,022
Invesco Van Kampen V.I. High Yield Fund - Series I                              1,967,003              -             1,967,003
Janus Aspen Enterprise Portfolio - Service Shares                               4,284,774             (1)            4,284,773
Janus Aspen Forty Portfolio - Service Shares                                      241,882              -               241,882
Janus Aspen Overseas Portfolio - Service Shares                                16,047,582             (1)           16,047,581
Janus Aspen Worldwide Portfolio - Service Shares                                3,587,881             (3)            3,587,878
JPMorgan Insurance Trust Core Bond Portfolio - Class 1                             69,594              -                69,594
JPMorgan Insurance Trust Government Bond Portfolio - Class 1                            -              -                     -
JPMorgan Insurance Trust International Equity Portfolio - Class 1                  71,188             (1)               71,187
JPMorgan Insurance Trust Mid Cap Value Portfolio - Class 1                      2,282,044              -             2,282,044
JPMorgan Insurance Trust Small Cap Core Portfolio - Class 1                     2,673,872             (2)            2,673,870
JPMorgan Mid Cap Value Portfolio                                                        -              -                     -
MFS VIT Core Equity Series - Initial Class                                      3,463,702             (2)            3,463,700
MFS VIT Growth Series - Initial Class                                          10,215,781              -            10,215,781
MFS VIT New Discovery Series - Initial Class                                    5,517,501             (1)            5,517,500
MFS VIT Research Series - Initial Class                                         4,967,721             (2)            4,967,719
MFS VIT Total Return Series - Initial Class                                       522,194              -               522,194
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I                         5,138,797              -             5,138,797
Neuberger Berman AMT Partners Portfolio - Class I                                  76,273             (1)               76,272
Neuberger Berman AMT Socially Responsive Portfolio - Class I                       31,029             (1)               31,028
Oppenheimer Balanced Fund/VA - Non-Service Shares                               1,488,560             (3)            1,488,557
Oppenheimer Global Securities Fund/VA - Non-Service Shares                      5,790,384             (2)            5,790,382
Oppenheimer High Income Fund/VA - Non-Service Shares                              137,602              -               137,602
PIMCO VIT CommodityRealReturn Strategy Portfolio - Administrative Class         3,537,592              -             3,537,592
PIMCO VIT Global Bond Portfolio (Unhedged) - Administrative Class                  78,976              1                78,977
PIMCO VIT Real Return Portfolio - Administrative Class                         14,239,383              2            14,239,385

                            See accompanying notes.

                                   VL-R - 2

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENT OF NET ASSETS - CONTINUED
DECEMBER 31, 2010

                                                           Investment    Due from (to) American
                                                         securities - at General Life Insurance
Divisions                                                  fair value           Company         NET ASSETS
-----------------------------------------------------------------------------------------------------------
PIMCO VIT Short-Term Portfolio - Administrative Class      $ 5,215,444            $ 1           $ 5,215,445
PIMCO VIT Total Return Portfolio - Administrative Class     29,656,124             (1)           29,656,123
Pioneer Fund VCT Portfolio - Class I                         2,095,966              1             2,095,967
Pioneer Growth Opportunities VCT Portfolio - Class I         3,055,535             (1)            3,055,534
Pioneer Mid Cap Value VCT Portfolio - Class I                  668,975              1               668,976
Putnam VT Diversified Income Fund - Class IB                 7,141,922              -             7,141,922
Putnam VT Growth and Income Fund - Class IB                 10,330,184             (2)           10,330,182
Putnam VT International Value Fund - Class IB                5,438,877              2             5,438,879
Putnam VT Multi-Cap Growth Fund - Class IB                     180,442              -               180,442
Putnam VT Small Cap Value Fund - Class IB                      308,957             (1)              308,956
Putnam VT Vista Fund - Class IB                                      -              -                     -
Putnam VT Voyager Fund - Class IB                              354,200              -               354,200
SunAmerica Aggressive Growth Portfolio - Class 1               907,479              -               907,479
SunAmerica Balanced Portfolio - Class 1                      1,495,383              2             1,495,385
UIF Capital Growth Portfolio - Class I Shares                2,917,844             (2)            2,917,842
VALIC Company I International Equities Fund                  3,278,699             (1)            3,278,698
VALIC Company I Mid Cap Index Fund                          14,390,507             (2)           14,390,505
VALIC Company I Money Market I Fund                         16,776,610             (1)           16,776,609
VALIC Company I Nasdaq-100 Index Fund                        3,995,461             (1)            3,995,460
VALIC Company I Science & Technology Fund                    1,340,853              2             1,340,855
VALIC Company I Small Cap Index Fund                         6,663,198             (2)            6,663,196
VALIC Company I Stock Index Fund                            21,981,984              1            21,981,985
Vanguard VIF High Yield Bond Portfolio                       6,851,685             (1)            6,851,684
Vanguard VIF REIT Index Portfolio                           13,246,970             (1)           13,246,969

                            See accompanying notes.

                                   VL-R - 3

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2010

                                    A            B          A+B=C          D              E             F           C+D+E+F

                                           Mortality and                                            Net change      INCREASE
                                            expense risk     NET                    Capital gain  in unrealized  (DECREASE) IN
                                Dividends       and       INVESTMENT  Net realized  distributions  appreciation    NET ASSETS
                               from mutual administrative   INCOME   gain (loss) on  from mutual  (depreciation) RESULTING FROM
Divisions                         funds       charges       (LOSS)    investments       funds     of investments   OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
Alger Capital Appreciation
  Portfolio - Class I-2 Shares  $ 12,548     $ (21,338)    $ (8,790)  $    80,012      $     -      $  326,587     $  397,809
Alger Mid Cap Growth
  Portfolio - Class I-2 Shares         -       (15,946)     (15,946)     (184,201)           -         649,427        449,280
American Century VP Value
  Fund - Class I                 265,916       (82,931)     182,985    (1,094,931)           -       2,371,541      1,459,595
Credit Suisse U.S. Equity
  Flex I Portfolio                 2,096        (9,432)      (7,336)      (14,870)           -         201,061        178,855
Dreyfus IP MidCap Stock
  Portfolio - Initial Shares      34,136       (23,593)      10,543      (290,299)           -       1,112,514        832,758
Dreyfus VIF International
  Value Portfolio - Initial
  Shares                           1,683          (369)       1,314           795            -           2,906          5,015
Dreyfus VIF Opportunistic
  Small Cap Portfolio -
  Initial Shares                  49,766       (43,494)       6,272      (478,425)           -       2,308,261      1,836,108
Dreyfus VIF Quality Bond
  Portfolio - Initial Shares     321,904       (53,824)     268,080        10,826            -         333,352        612,258
Fidelity VIP Asset Manager
  Portfolio - Service Class 2     66,417       (35,663)      30,754       (62,549)      23,624         639,034        630,863
Fidelity VIP Contrafund
  Portfolio - Service Class 2    274,646      (183,086)      91,560    (2,091,134)      12,472       6,068,777      4,081,675
Fidelity VIP Equity-Income
  Portfolio - Service Class 2    225,877       (94,277)     131,600      (946,909)           -       2,681,383      1,866,074
Fidelity VIP Freedom 2020
  Portfolio - Service Class 2      3,672          (885)       2,787           407        1,328          16,559         21,081
Fidelity VIP Freedom 2025
  Portfolio - Service Class 2      4,376        (1,504)       2,872         3,731        1,382          25,044         33,029
Fidelity VIP Freedom 2030
  Portfolio - Service Class 2     11,133        (3,722)       7,411       (14,636)       4,412          89,210         86,397
Fidelity VIP Growth Portfolio
  - Service Class 2                3,639       (80,147)     (76,508)       74,599       40,460       2,509,920      2,548,471
Fidelity VIP Mid Cap
  Portfolio - Service Class 2     10,305       (55,441)     (45,136)     (209,527)      27,044       2,269,513      2,041,894
Franklin Templeton Franklin
  Small Cap Value Securities
  Fund - Class 2                  59,959       (55,405)       4,554      (635,043)           -       2,700,121      2,069,632
Franklin Templeton Franklin
  Small-Mid Cap Growth
  Securities Fund - Class 2            -          (550)        (550)          130            -          17,978         17,558
Franklin Templeton Franklin
  U.S. Government Fund -
  Class 2                        159,699       (33,875)     125,824        40,839            -          55,947        222,610
Franklin Templeton Mutual
  Shares Securities Fund -
  Class 2                        128,630       (56,581)      72,049      (378,868)           -       1,190,457        883,638
Franklin Templeton Templeton
  Foreign Securities Fund -
  Class 2                        121,737       (43,548)      78,189      (396,432)           -         764,076        445,833
Goldman Sachs VIT Strategic
  Growth Fund - Institutional
  Shares                          21,841       (18,677)       3,164        58,199            -         443,644        505,007
Invesco V.I. Core Equity Fund
  - Series I                      82,792       (53,206)      29,586         6,402            -         693,054        729,042
Invesco V.I. Global Real
  Estate Fund - Series I           3,163          (122)       3,041           977            -           6,184         10,202
Invesco V.I. International
  Growth Fund - Series I         215,563       (61,009)     154,554        98,102            -         796,669      1,049,325
Invesco Van Kampen V.I.
  Capital Growth Fund -
  Series I                             -          (244)        (244)        1,104            -           5,568          6,428
Invesco Van Kampen V.I.
  Government Fund - Series I         191          (708)        (517)         (175)           -           4,842          4,150
Invesco Van Kampen V.I.
  Growth and Income Fund -
  Series I                         9,735       (64,123)     (54,388)     (232,777)           -       1,440,037      1,152,872
Invesco Van Kampen V.I. High
  Yield Fund - Series I          174,381       (12,223)     162,158       (59,220)           -          88,896        191,834
Janus Aspen Enterprise
  Portfolio - Service Shares           -       (25,338)     (25,338)       96,164            -         777,928        848,754
Janus Aspen Forty Portfolio -
  Service Shares                     421          (843)        (422)        5,573            -           4,476          9,627
Janus Aspen Overseas
  Portfolio - Service Shares      79,041       (97,879)     (18,838)       (8,907)           -       3,205,742      3,177,997
Janus Aspen Worldwide
  Portfolio - Service Shares      16,435       (23,556)      (7,121)       43,296            -         437,080        473,255
JPMorgan Insurance Trust Core
  Bond Portfolio - Class 1         2,232          (312)       1,920         1,102            -           2,047          5,069
JPMorgan Insurance Trust
  Government Bond Portfolio -
  Class 1                              -             -            -             -            -               -              -
JPMorgan Insurance Trust
  International Equity
  Portfolio - Class 1                147          (262)        (115)        2,096            -           2,830          4,811
JPMorgan Insurance Trust Mid
  Cap Value Portfolio - Class
  1                               24,019       (14,368)       9,651        46,952            -         372,263        428,866
JPMorgan Insurance Trust
  Small Cap Core Portfolio -
  Class 1                              -       (16,271)     (16,271)     (123,867)           -         715,905        575,767

                            See accompanying notes.

                                   VL-R - 4

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENT OF OPERATIONS - CONTINUED
FOR THE YEAR ENDED DECEMBER 31, 2010

                                    A            B          A+B=C          D              E             F           C+D+E+F

                                           Mortality and                                            Net change      INCREASE
                                            expense risk     NET                    Capital gain  in unrealized  (DECREASE) IN
                                Dividends       and       INVESTMENT  Net realized  distributions  appreciation    NET ASSETS
                               from mutual administrative   INCOME   gain (loss) on  from mutual  (depreciation) RESULTING FROM
Divisions                         funds       charges       (LOSS)    investments       funds     of investments   OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
JPMorgan Mid Cap Value
  Portfolio                     $      -     $       -    $       -   $         -     $      -      $        -     $        -
MFS VIT Core Equity Series -
  Initial Class                   35,237       (21,818)      13,419        76,778            -         400,523        490,720
MFS VIT Growth Series -
  Initial Class                   11,284       (61,145)     (49,861)      553,641            -         828,415      1,332,195
MFS VIT New Discovery Series
  - Initial Class                      -       (30,512)     (30,512)       27,440            -       1,435,071      1,431,999
MFS VIT Research Series -
  Initial Class                   30,464       (25,251)       5,213        89,405            -         526,115        620,733
MFS VIT Total Return Series -
  Initial Class                   13,755        (3,783)       9,972          (623)           -          34,459         43,808
Neuberger Berman AMT Mid-Cap
  Growth Portfolio - Class I           -       (30,806)     (30,806)       15,302            -       1,164,086      1,148,582
Neuberger Berman AMT Partners
  Portfolio - Class I                477          (514)         (37)       (2,692)           -          12,687          9,958
Neuberger Berman AMT Socially
  Responsive Portfolio -
  Class I                             10          (135)        (125)           85            -           5,126          5,086
Oppenheimer Balanced Fund/VA
  - Non-Service Shares            18,675        (9,268)       9,407      (137,235)           -         288,126        160,298
Oppenheimer Global Securities
  Fund/ VA - Non-Service
  Shares                          71,322       (35,867)      35,455      (238,681)           -         962,064        758,838
Oppenheimer High Income
  Fund/VA - Non-Service Shares     1,004          (251)         753       (10,865)           -          16,862          6,750
PIMCO VIT CommodityRealReturn
  Strategy Portfolio -
  Administrative Class           431,649       (19,203)     412,446      (571,259)      55,653         742,019        638,859
PIMCO VIT Global Bond
  Portfolio (Unhedged) -
  Administrative Class             2,005          (213)       1,792         1,757        1,849           2,518          7,916
PIMCO VIT Real Return
  Portfolio - Administrative
  Class                          203,509       (96,107)     107,402       108,734      123,369         664,009      1,003,514
PIMCO VIT Short-Term
  Portfolio - Administrative
  Class                           44,395       (35,190)       9,205        25,239        7,870          35,847         78,161
PIMCO VIT Total Return
  Portfolio - Administrative
  Class                          748,254      (208,324)     539,930       660,076      879,768         140,197      2,219,971
Pioneer Fund VCT Portfolio -
  Class I                         27,515       (11,666)      15,849         2,507            -         268,784        287,140
Pioneer Growth Opportunities
  VCT Portfolio - Class I              -       (17,927)     (17,927)      (71,620)           -         613,634        524,087
Pioneer Mid Cap Value VCT
  Portfolio - Class I              5,584        (3,972)       1,612       (25,373)           -         116,097         92,336
Putnam VT Diversified Income
  Fund - Class IB                941,452       (34,958)     906,494       (63,320)           -         (73,557)       769,617
Putnam VT Growth and Income
  Fund - Class IB                152,123       (57,861)      94,262      (940,112)           -       2,117,761      1,271,911
Putnam VT International Value
  Fund - Class IB                169,504       (33,802)     135,702      (880,898)           -       1,066,837        321,641
Putnam VT Multi-Cap Growth
  Fund - Class IB                      -          (335)        (335)           39            -          21,138         20,842
Putnam VT Small Cap Value
  Fund - Class IB                    770        (1,860)      (1,090)      (29,789)           -          88,557         57,678
Putnam VT Vista Fund - Class
  IB                                  24          (799)        (775)        8,143            -          13,195         20,563
Putnam VT Voyager Fund -
  Class IB                         4,040        (2,374)       1,666         5,643            -          51,708         59,017
SunAmerica Aggressive Growth
  Portfolio - Class 1                  -        (5,603)      (5,603)      (26,405)           -         183,429        151,421
SunAmerica Balanced Portfolio
  - Class 1                       27,699        (9,682)      18,017        (2,026)           -         133,679        149,670
UIF Capital Growth Portfolio
  - Class I Shares                 3,265       (15,739)     (12,474)      186,392            -         342,839        516,757
VALIC Company I International
  Equities Fund                   75,140       (21,049)      54,091      (234,886)           -         418,973        238,178
VALIC Company I Mid Cap Index
  Fund                           137,669       (84,198)      53,471      (430,011)           -       3,398,438      3,021,898
VALIC Company I Money Market
  I Fund                           1,973      (125,870)    (123,897)            -        2,293               -       (121,604)
VALIC Company I Nasdaq-100
  Index Fund                       9,310       (21,869)     (12,559)      143,695            -         473,170        604,306
VALIC Company I Science &
  Technology Fund                     34        (8,486)      (8,452)       98,715            -         148,196        238,459
VALIC Company I Small Cap
  Index Fund                      54,094       (38,545)      15,549      (305,216)           -       1,689,421      1,399,754
VALIC Company I Stock Index
  Fund                           335,370      (128,157)     207,213    (1,064,223)     318,484       3,294,152      2,755,626
Vanguard VIF High Yield Bond
  Portfolio                      448,353       (44,126)     404,227       (76,782)           -         381,997        709,442
Vanguard VIF REIT Index
  Portfolio                      349,555       (84,119)     265,436    (3,044,469)           -       5,819,952      3,040,919

                            See accompanying notes.

                                   VL-R - 5

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                                                Divisions
                               --------------------------------------------------------------------------
                                  Alger Capital
                                   Appreciation       Alger Mid Cap    American Century Credit Suisse U.S.
                               Portfolio - Class I- Growth Portfolio - VP Value Fund -    Equity Flex I
                                     2 Shares        Class I-2 Shares      Class I          Portfolio
FOR THE YEAR ENDED
  DECEMBER 31, 2010
OPERATIONS:
   Net investment income
     (loss)                         $   (8,790)         $  (15,946)      $   182,985        $   (7,336)
   Net realized gain (loss)
     on investments                     80,012            (184,201)       (1,094,931)          (14,870)
   Capital gain distributions
     from mutual funds                       -                   -                 -                 -
   Net change in unrealized
     appreciation
     (depreciation) of
     investments                       326,587             649,427         2,371,541           201,061
                                    ----------          ----------       -----------        ----------
Increase (decrease) in net
  assets resulting from
  operations                           397,809             449,280         1,459,595           178,855
                                    ----------          ----------       -----------        ----------
PRINCIPAL TRANSACTIONS:
   Net premiums                        369,636             344,369         1,508,400           208,624
   Net transfers from (to)
     other Divisions or fixed
     rate option                        66,456             246,474           107,329           (38,774)
   Internal rollovers                    7,971               4,130               615                 -
   Cost of insurance and
     other charges                    (256,109)           (251,704)       (1,058,778)         (141,080)
   Administrative charges              (18,951)            (17,715)          (76,348)          (10,440)
   Policy loans                        (16,720)            (10,100)         (133,749)          (10,511)
   Death benefits                         (150)             (3,083)         (182,912)           (3,197)
   Withdrawals                        (236,372)            (91,588)       (1,217,399)          (76,605)
                                    ----------          ----------       -----------        ----------
Increase (decrease) in net
  assets resulting from
  principal transactions               (84,239)            220,783        (1,052,842)          (71,983)
                                    ----------          ----------       -----------        ----------
TOTAL INCREASE (DECREASE) IN
  NET ASSETS                           313,570             670,063           406,753           106,872
NET ASSETS:
   Beginning of year                 3,075,839           2,181,171        12,490,548         1,375,258
                                    ----------          ----------       -----------        ----------
   End of year                      $3,389,409          $2,851,234       $12,897,301        $1,482,130
                                    ==========          ==========       ===========        ==========
FOR THE YEAR ENDED
  DECEMBER 31, 2009
OPERATIONS:
   Net investment income
     (loss)                         $  (16,942)         $  (11,918)      $   581,162        $    5,648
   Net realized gain (loss)
     on investments                   (125,254)           (749,110)       (2,396,837)         (144,212)
   Capital gain distributions
     from mutual funds                       -                   -                 -                 -
   Net change in unrealized
     appreciation
     (depreciation) of
     investments                     1,155,031           1,498,462         3,813,381           402,614
                                    ----------          ----------       -----------        ----------
Increase (decrease) in net
  assets resulting from
  operations                         1,012,835             737,434         1,997,706           264,050
                                    ----------          ----------       -----------        ----------
PRINCIPAL TRANSACTIONS:
   Net premiums                        421,503             451,578         1,768,303           246,166
   Net transfers from (to)
     other Divisions or fixed
     rate option                        88,398             (69,914)         (605,874)          (66,820)
   Internal rollovers                        -               1,981               345                 -
   Cost of insurance and
     other charges                    (267,611)           (267,449)       (1,329,425)         (174,379)
   Administrative charges              (20,939)            (23,221)          (89,099)          (12,329)
   Policy loans                        (22,813)            (18,980)         (481,791)          (18,525)
   Death benefits                      (26,645)            (22,149)         (126,102)             (507)
   Withdrawals                         (68,011)           (110,398)         (844,382)          (84,078)
                                    ----------          ----------       -----------        ----------
Increase (decrease) in net
  assets resulting from
  principal transactions               103,882             (58,552)       (1,708,025)         (110,472)
                                    ----------          ----------       -----------        ----------
TOTAL INCREASE (DECREASE) IN
  NET ASSETS                         1,116,717             678,882           289,681           153,578
NET ASSETS:
   Beginning of year                 1,959,122           1,502,289        12,200,867         1,221,680
                                    ----------          ----------       -----------        ----------
   End of year                      $3,075,839          $2,181,171       $12,490,548        $1,375,258
                                    ==========          ==========       ===========        ==========

                            See accompanying notes.

                                   VL-R - 6

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                                                Divisions
                               ---------------------------------------------------------------------------
                                                                        Dreyfus VIF
                                   Dreyfus IP         Dreyfus VIF      Opportunistic        Dreyfus VIF
                                  MidCap Stock       International       Small Cap         Quality Bond
                               Portfolio - Initial Value Portfolio - Portfolio -Initial Portfolio - Initial
                                     Shares         Initial Shares         Shares             Shares
FOR THE YEAR ENDED
  DECEMBER 31, 2010
OPERATIONS:
   Net investment income
     (loss)                        $   10,543          $  1,314          $    6,272         $  268,080
   Net realized gain (loss)
     on investments                  (290,299)              795            (478,425)            10,826
   Capital gain distributions
     from mutual funds                      -                 -                   -                  -
   Net change in unrealized
     appreciation
     (depreciation) of
     investments                    1,112,514             2,906           2,308,261            333,352
                                   ----------          --------          ----------         ----------
Increase (decrease) in net
  assets resulting from
  operations                          832,758             5,015           1,836,108            612,258
                                   ----------          --------          ----------         ----------
PRINCIPAL TRANSACTIONS:
   Net premiums                       400,362            33,414             879,424            583,897
   Net transfers from (to)
     other Divisions or fixed
     rate option                        4,552            12,663             (87,215)            23,619
   Internal rollovers                       -                58                   -                315
   Cost of insurance and
     other charges                   (253,795)          (17,932)           (677,419)          (594,551)
   Administrative charges             (19,516)           (1,671)            (38,782)           (28,785)
   Policy loans                       (19,142)                -             (81,905)           (63,730)
   Death benefits                      (3,193)                -              (8,059)           (19,423)
   Withdrawals                       (290,400)           (2,098)           (601,122)          (612,998)
                                   ----------          --------          ----------         ----------
Increase (decrease) in net
  assets resulting from
  principal transactions             (181,132)           24,434            (615,078)          (711,656)
                                   ----------          --------          ----------         ----------
TOTAL INCREASE (DECREASE) IN
  NET ASSETS                          651,626            29,449           1,221,030            (99,398)
NET ASSETS:
   Beginning of year                3,250,022            85,613           6,443,101          8,204,097
                                   ----------          --------          ----------         ----------
   End of year                     $3,901,648          $115,062          $7,664,131         $8,104,699
                                   ==========          ========          ==========         ==========
FOR THE YEAR ENDED
  DECEMBER 31, 2009
OPERATIONS:
   Net investment income
     (loss)                        $   20,675          $  1,842          $   57,472         $  320,564
   Net realized gain (loss)
     on investments                  (750,706)           (1,358)           (737,232)          (181,670)
   Capital gain distributions
     from mutual funds                      -                 -                   -                  -
   Net change in unrealized
     appreciation
     (depreciation) of
     investments                    1,580,498            16,664           2,017,942            912,043
                                   ----------          --------          ----------         ----------
Increase (decrease) in net
  assets resulting from
  operations                          850,467            17,148           1,338,182          1,050,937
                                   ----------          --------          ----------         ----------
PRINCIPAL TRANSACTIONS:
   Net premiums                       474,061            20,576           1,016,325            664,861
   Net transfers from (to)
     other Divisions or fixed
     rate option                     (165,302)           18,685            (317,172)           172,136
   Internal rollovers                     172                 -                   -                345
   Cost of insurance and
     other charges                   (323,987)          (11,213)           (790,121)          (687,642)
   Administrative charges             (22,999)           (1,029)            (44,114)           (32,209)
   Policy loans                       (34,101)                -            (165,205)          (104,184)
   Death benefits                      (7,352)                -              (8,418)           (11,663)
   Withdrawals                       (318,750)                -            (490,865)          (494,480)
                                   ----------          --------          ----------         ----------
Increase (decrease) in net
  assets resulting from
  principal transactions             (398,258)           27,019            (799,570)          (492,836)
                                   ----------          --------          ----------         ----------
TOTAL INCREASE (DECREASE) IN
  NET ASSETS                          452,209            44,167             538,612            558,101
NET ASSETS:
   Beginning of year                2,797,813            41,446           5,904,489          7,645,996
                                   ----------          --------          ----------         ----------
   End of year                     $3,250,022          $ 85,613          $6,443,101         $8,204,097
                                   ==========          ========          ==========         ==========

                            See accompanying notes.

                                   VL-R - 7

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                                                Divisions
                               ---------------------------------------------------------------------------
                                                      Fidelity VIP                           Fidelity VIP
                               Fidelity VIP Asset      Contrafund      Fidelity VIP Equity-  Freedom 2020
                               Manager Portfolio - Portfolio - Service  Income Portfolio -    Portfolio -
                                 Service Class 2         Class 2         Service Class 2    Service Class 2
FOR THE YEAR ENDED
  DECEMBER 31, 2010
OPERATIONS:
   Net investment income
     (loss)                        $    30,754         $    91,560         $   131,600         $  2,787
   Net realized gain (loss)
     on investments                    (62,549)         (2,091,134)           (946,909)             407
   Capital gain distributions
     from mutual funds                  23,624              12,472                   -            1,328
   Net change in unrealized
     appreciation
     (depreciation) of
     investments                       639,034           6,068,777           2,681,383           16,559
                                   -----------         -----------         -----------         --------
Increase (decrease) in net
  assets resulting from
  operations                           630,863           4,081,675           1,866,074           21,081
                                   -----------         -----------         -----------         --------
PRINCIPAL TRANSACTIONS:
   Net premiums                        520,463           2,899,876           1,791,450           68,674
   Net transfers from (to)
     other Divisions or fixed
     rate option                      (200,337)         (1,417,895)           (570,836)          15,080
   Internal rollovers                    2,761               5,653               2,979            8,680
   Cost of insurance and
     other charges                    (404,626)         (1,951,646)         (1,177,400)         (38,768)
   Administrative charges              (25,907)           (145,745)            (89,756)          (3,867)
   Policy loans                        (54,940)           (176,654)            (98,435)          (1,651)
   Death benefits                       (6,323)            (39,627)            (13,274)               -
   Withdrawals                        (930,344)         (1,767,263)           (992,302)          (1,161)
                                   -----------         -----------         -----------         --------
Increase (decrease) in net
  assets resulting from
  principal transactions            (1,099,253)         (2,593,301)         (1,147,574)          46,987
                                   -----------         -----------         -----------         --------
TOTAL INCREASE (DECREASE) IN
  NET ASSETS                          (468,390)          1,488,374             718,500           68,068
NET ASSETS:
   Beginning of year                 5,235,514          27,925,385          14,377,656          127,348
                                   -----------         -----------         -----------         --------
   End of year                     $ 4,767,124         $29,413,759         $15,096,156         $195,416
                                   ===========         ===========         ===========         ========
FOR THE YEAR ENDED
  DECEMBER 31, 2009
OPERATIONS:
   Net investment income
     (loss)                        $    68,642         $   117,384         $   176,658         $  2,801
   Net realized gain (loss)
     on investments                   (185,264)         (4,886,083)         (2,269,252)         (14,474)
   Capital gain distributions
     from mutual funds                   8,056               6,838                   -            1,130
   Net change in unrealized
     appreciation
     (depreciation) of
     investments                     1,246,406          12,033,047           5,405,782           36,944
                                   -----------         -----------         -----------         --------
Increase (decrease) in net
  assets resulting from
  operations                         1,137,840           7,271,186           3,313,188           26,401
                                   -----------         -----------         -----------         --------
PRINCIPAL TRANSACTIONS:
   Net premiums                        552,990           3,342,955           2,165,859           70,486
   Net transfers from (to)
     other Divisions or fixed
     rate option                        74,594          (2,365,257)           (538,875)          14,571
   Internal rollovers                    1,395               3,458               2,504                -
   Cost of insurance and
     other charges                    (461,881)         (2,301,354)         (1,465,053)         (39,231)
   Administrative charges              (27,461)           (166,789)           (108,991)          (3,524)
   Policy loans                        (35,767)           (342,058)           (228,755)               8
   Death benefits                      (18,590)           (141,555)           (101,424)               -
   Withdrawals                        (290,605)         (1,213,631)         (1,266,414)          (9,736)
                                   -----------         -----------         -----------         --------
Increase (decrease) in net
  assets resulting from
  principal transactions              (205,325)         (3,184,231)         (1,541,149)          32,574
                                   -----------         -----------         -----------         --------
TOTAL INCREASE (DECREASE) IN
  NET ASSETS                           932,515           4,086,955           1,772,039           58,975
NET ASSETS:
   Beginning of year                 4,302,999          23,838,430          12,605,617           68,373
                                   -----------         -----------         -----------         --------
   End of year                     $ 5,235,514         $27,925,385         $14,377,656         $127,348
                                   ===========         ===========         ===========         ========

                            See accompanying notes.

                                   VL-R - 8

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                                                Divisions
                               --------------------------------------------------------------------------
                                  Fidelity VIP        Fidelity VIP
                                  Freedom 2025        Freedom 2030        Fidelity VIP    Fidelity VIP Mid
                               Portfolio - Service Portfolio - Service Growth Portfolio - Cap Portfolio -
                                     Class 2             Class 2        Service Class 2   Service Class 2
FOR THE YEAR ENDED
  DECEMBER 31, 2010
OPERATIONS:
   Net investment income
     (loss)                         $   2,872           $  7,411          $   (76,508)      $   (45,136)
   Net realized gain (loss)
     on investments                     3,731            (14,636)              74,599          (209,527)
   Capital gain distributions
     from mutual funds                  1,382              4,412               40,460            27,044
   Net change in unrealized
     appreciation
     (depreciation) of
     investments                       25,044             89,210            2,509,920         2,269,513
                                    ---------           --------          -----------       -----------
Increase (decrease) in net
  assets resulting from
  operations                           33,029             86,397            2,548,471         2,041,894
                                    ---------           --------          -----------       -----------
PRINCIPAL TRANSACTIONS:
   Net premiums                        51,763            181,181            1,523,560         1,203,835
   Net transfers from (to)
     other Divisions or fixed
     rate option                       (7,101)            31,847             (154,028)          145,771
   Internal rollovers                       -                  -                4,468            10,160
   Cost of insurance and
     other charges                    (44,980)           (93,315)            (989,454)         (712,894)
   Administrative charges              (2,588)            (9,203)             (75,984)          (63,770)
   Policy loans                        (6,967)             2,229              (62,280)          (27,798)
   Death benefits                           -                  -               (9,115)             (318)
   Withdrawals                        (19,201)           (19,422)            (847,283)         (552,493)
                                    ---------           --------          -----------       -----------
Increase (decrease) in net
  assets resulting from
  principal transactions              (29,074)            93,317             (610,116)            2,493
                                    ---------           --------          -----------       -----------
TOTAL INCREASE (DECREASE) IN
  NET ASSETS                            3,955            179,714            1,938,355         2,044,387
NET ASSETS:
   Beginning of year                  229,911            489,521           11,446,645         7,405,205
                                    ---------           --------          -----------       -----------
   End of year                      $ 233,866           $669,235          $13,385,000       $ 9,449,592
                                    =========           ========          ===========       ===========
FOR THE YEAR ENDED
  DECEMBER 31, 2009
OPERATIONS:
   Net investment income
     (loss)                         $   4,460           $  6,156          $   (49,584)      $   (14,107)
   Net realized gain (loss)
     on investments                   (49,061)           (89,793)            (478,892)       (1,349,480)
   Capital gain distributions
     from mutual funds                  5,798              4,892                8,959            33,564
   Net change in unrealized
     appreciation
     (depreciation) of
     investments                      148,865            189,185            3,045,129         3,370,868
                                    ---------           --------          -----------       -----------
Increase (decrease) in net
  assets resulting from
  operations                          110,062            110,440            2,525,612         2,040,845
                                    ---------           --------          -----------       -----------
PRINCIPAL TRANSACTIONS:
   Net premiums                        80,947            184,891            1,812,143         1,252,271
   Net transfers from (to)
     other Divisions or fixed
     rate option                         (730)           (17,701)            (147,352)         (489,343)
   Internal rollovers                       -                  -                2,016             1,909
   Cost of insurance and
     other charges                    (43,841)           (92,917)          (1,230,719)         (797,926)
   Administrative charges              (4,047)            (9,388)             (91,511)          (65,702)
   Policy loans                      (358,469)            11,222             (227,271)         (212,095)
   Death benefits                         (91)                 -              (67,436)           (9,710)
   Withdrawals                         (2,312)            (2,973)            (779,636)         (298,612)
                                    ---------           --------          -----------       -----------
Increase (decrease) in net
  assets resulting from
  principal transactions             (328,543)            73,134             (729,766)         (619,208)
                                    ---------           --------          -----------       -----------
TOTAL INCREASE (DECREASE) IN
  NET ASSETS                         (218,481)           183,574            1,795,846         1,421,637
NET ASSETS:
   Beginning of year                  448,392            305,947            9,650,799         5,983,568
                                    ---------           --------          -----------       -----------
   End of year                      $ 229,911           $489,521          $11,446,645       $ 7,405,205
                                    =========           ========          ===========       ===========

                            See accompanying notes.

                                   VL-R - 9

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                                            Divisions
                               -------------------------------------------------------------------
                                   Franklin          Franklin
                                   Templeton         Templeton        Franklin
                                Franklin Small    Franklin Small-    Templeton        Franklin
                                   Cap Value      Mid Cap Growth   Franklin U.S.  Templeton Mutual
                               Securities Fund - Securities Fund -   Government   Shares Securities
                                    Class 2           Class 2      Fund - Class 2  Fund - Class 2
FOR THE YEAR ENDED
  DECEMBER 31, 2010
OPERATIONS:
   Net investment income
     (loss)                       $     4,554        $   (550)       $  125,824      $    72,049
   Net realized gain (loss)
     on investments                  (635,043)            130            40,839         (378,868)
   Capital gain distributions
     from mutual funds                      -               -                 -                -
   Net change in unrealized
     appreciation
     (depreciation) of
     investments                    2,700,121          17,978            55,947        1,190,457
                                  -----------        --------        ----------      -----------
Increase (decrease) in net
  assets resulting from
  operations                        2,069,632          17,558           222,610          883,638
                                  -----------        --------        ----------      -----------
PRINCIPAL TRANSACTIONS:
   Net premiums                       797,709             127           606,564          795,881
   Net transfers from (to)
     other Divisions or fixed
     rate option                     (130,262)         (1,723)          (86,643)         805,055
   Internal rollovers                      58               -                 -                -
   Cost of insurance and
     other charges                   (504,413)         (1,871)         (400,532)        (526,841)
   Administrative charges             (41,639)              -           (31,907)         (39,193)
   Policy loans                       (16,696)            156           (21,017)         (70,484)
   Death benefits                     (25,350)              -           (14,347)         (33,307)
   Withdrawals                       (410,690)         (5,385)         (628,176)        (588,401)
                                  -----------        --------        ----------      -----------
Increase (decrease) in net
  assets resulting from
  principal transactions             (331,283)         (8,696)         (576,058)         342,710
                                  -----------        --------        ----------      -----------
TOTAL INCREASE (DECREASE) IN
  NET ASSETS                        1,738,349           8,862          (353,448)       1,226,348
NET ASSETS:
   Beginning of year                7,999,887          72,874         5,007,059        7,936,688
                                  -----------        --------        ----------      -----------
   End of year                    $ 9,738,236        $ 81,736        $4,653,611      $ 9,163,036
                                  ===========        ========        ==========      ===========
FOR THE YEAR ENDED
  DECEMBER 31, 2009
OPERATIONS:
   Net investment income
     (loss)                       $    63,004        $   (530)       $  165,399      $    85,242
   Net realized gain (loss)
     on investments                (1,062,695)           (832)          118,926       (1,061,602)
   Capital gain distributions
     from mutual funds                302,678               -                 -                -
   Net change in unrealized
     appreciation
     (depreciation) of
     investments                    2,429,334          27,193          (160,254)       2,580,867
                                  -----------        --------        ----------      -----------
Increase (decrease) in net
  assets resulting from
  operations                        1,732,321          25,831           124,071        1,604,507
                                  -----------        --------        ----------      -----------
PRINCIPAL TRANSACTIONS:
   Net premiums                       883,048           1,250           731,625          936,342
   Net transfers from (to)
     other Divisions or fixed
     rate option                     (462,657)        (13,135)         (295,252)        (595,593)
   Internal rollovers                     858               -               204            2,671
   Cost of insurance and
     other charges                   (552,972)         (3,264)         (519,528)        (663,730)
   Administrative charges             (47,361)              -           (35,475)         (45,168)
   Policy loans                      (199,921)             (6)         (122,928)        (148,939)
   Death benefits                      (6,026)              -           (71,345)         (29,959)
   Withdrawals                       (136,474)              -          (197,230)        (206,611)
                                  -----------        --------        ----------      -----------
Increase (decrease) in net
  assets resulting from
  principal transactions             (521,505)        (15,155)         (509,929)        (750,987)
                                  -----------        --------        ----------      -----------
TOTAL INCREASE (DECREASE) IN
  NET ASSETS                        1,210,816          10,676          (385,858)         853,520
NET ASSETS:
   Beginning of year                6,789,071          62,198         5,392,917        7,083,168
                                  -----------        --------        ----------      -----------
   End of year                    $ 7,999,887        $ 72,874        $5,007,059      $ 7,936,688
                                  ===========        ========        ==========      ===========

                            See accompanying notes.

                                   VL-R - 10

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                                          Divisions
                               --------------------------------------------------------------
                                   Franklin
                                   Templeton     Goldman Sachs
                                   Templeton     VIT Strategic                   Invesco V.I.
                                    Foreign      Growth Fund - Invesco V.I. Core  Global Real
                               Securities Fund - Institutional   Equity Fund -   Estate Fund -
                                    Class 2         Shares         Series I        Series I
FOR THE YEAR ENDED
  DECEMBER 31, 2010
OPERATIONS:
   Net investment income
     (loss)                       $   78,189      $    3,164      $    29,586      $  3,041
   Net realized gain (loss)
     on investments                 (396,432)         58,199            6,402           977
   Capital gain distributions
     from mutual funds                     -               -                -             -
   Net change in unrealized
     appreciation
     (depreciation) of
     investments                     764,076         443,644          693,054         6,184
                                  ----------      ----------      -----------      --------
Increase (decrease) in net
  assets resulting from
  operations                         445,833         505,007          729,042        10,202
                                  ----------      ----------      -----------      --------
PRINCIPAL TRANSACTIONS:
   Net premiums                      684,653               -          956,243        11,121
   Net transfers from (to)
     other Divisions or fixed
     rate option                    (171,298)             (7)         (85,554)       25,994
   Internal rollovers                      -               -              315            58
   Cost of insurance and
     other charges                  (504,140)       (379,332)        (900,740)      (10,233)
   Administrative charges            (34,464)           (129)         (37,301)         (556)
   Policy loans                      (71,773)         (4,445)         (82,818)          489
   Death benefits                     (1,282)              -         (150,322)            -
   Withdrawals                      (328,401)         (1,646)        (642,965)         (955)
                                  ----------      ----------      -----------      --------
Increase (decrease) in net
  assets resulting from
  principal transactions            (426,705)       (385,559)        (943,142)       25,918
                                  ----------      ----------      -----------      --------
TOTAL INCREASE (DECREASE) IN
  NET ASSETS                          19,128         119,448         (214,100)       36,120
NET ASSETS:
   Beginning of year               6,722,082       5,243,620        8,995,954        30,815
                                  ----------      ----------      -----------      --------
   End of year                    $6,741,210      $5,363,068      $ 8,781,854      $ 66,935
                                  ==========      ==========      ===========      ========
For the Year Ended
  December 31, 2009
OPERATIONS:
   Net investment income
     (loss)                       $  150,183      $    1,264      $    91,970      $    (40)
   Net realized gain (loss)
     on investments                 (516,414)        (36,388)        (343,041)       (2,172)
   Capital gain distributions
     from mutual funds               234,647               -                -             -
   Net change in unrealized
     appreciation
     (depreciation) of
     investments                   1,940,608       1,784,569        2,283,925         7,884
                                  ----------      ----------      -----------      --------
Increase (decrease) in net
  assets resulting from
  operations                       1,809,024       1,749,445        2,032,854         5,672
                                  ----------      ----------      -----------      --------
PRINCIPAL TRANSACTIONS:
   Net premiums                      757,305               -        1,251,099         7,048
   Net transfers from (to)
     other Divisions or fixed
     rate option                    (156,931)            (94)        (302,696)       12,068
   Internal rollovers                      -               -                -             -
   Cost of insurance and
     other charges                  (616,364)       (460,630)      (1,141,220)       (4,066)
   Administrative charges            (38,007)           (129)         (48,161)         (353)
   Policy loans                      (60,856)           (191)        (155,957)         (376)
   Death benefits                    (54,934)              -          (21,411)            -
   Withdrawals                      (295,643)         (3,638)        (723,775)            -
                                  ----------      ----------      -----------      --------
Increase (decrease) in net
  assets resulting from
  principal transactions            (465,430)       (464,682)      (1,142,121)       14,321
                                  ----------      ----------      -----------      --------
TOTAL INCREASE (DECREASE) IN
  NET ASSETS                       1,343,594       1,284,763          890,733        19,993
NET ASSETS:
   Beginning of year               5,378,488       3,958,857        8,105,221        10,822
                                  ----------      ----------      -----------      --------
   End of year                    $6,722,082      $5,243,620      $ 8,995,954      $ 30,815
                                  ==========      ==========      ===========      ========

                            See accompanying notes.

                                   VL-R - 11

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                                           Divisions
                               ----------------------------------------------------------------
                               Invesco V.I.    Invesco Van      Invesco Van       Invesco Van
                               International   Kampen V.I.      Kampen V.I.       Kampen V.I.
                               Growth Fund - Capital Growth  Government Fund - Growth and Income
                                 Series I    Fund - Series I     Series I       Fund - Series I
FOR THE YEAR ENDED
  DECEMBER 31, 2010
OPERATIONS:
   Net investment income
     (loss)                     $   154,554      $  (244)        $   (517)        $   (54,388)
   Net realized gain (loss)
     on investments                  98,102        1,104             (175)           (232,777)
   Capital gain distributions
     from mutual funds                    -            -                -                   -
   Net change in unrealized
     appreciation
     (depreciation) of
     investments                    796,669        5,568            4,842           1,440,037
                                -----------      -------         --------         -----------
Increase (decrease) in net
  assets resulting from
  operations                      1,049,325        6,428            4,150           1,152,872
                                -----------      -------         --------         -----------
PRINCIPAL TRANSACTIONS:
   Net premiums                   1,044,019          566            1,209             893,368
   Net transfers from (to)
     other Divisions or fixed
     rate option                   (659,812)         (20)             487             297,278
   Internal rollovers                     -            -                -                   -
   Cost of insurance and
     other charges                 (778,186)      (2,173)          (9,174)           (636,123)
   Administrative charges           (47,872)           -                -             (43,240)
   Policy loans                     (52,605)       1,740           (1,058)            (33,326)
   Death benefits                   (18,048)      (1,154)               -             (35,723)
   Withdrawals                     (921,068)           -             (340)           (450,508)
                                -----------      -------         --------         -----------
Increase (decrease) in net
  assets resulting from
  principal transactions         (1,433,572)      (1,041)          (8,876)             (8,274)
                                -----------      -------         --------         -----------
TOTAL INCREASE (DECREASE) IN
  NET ASSETS                       (384,247)       5,387           (4,726)          1,144,598
NET ASSETS:
   Beginning of year             10,223,489       34,565           96,261           9,525,424
                                -----------      -------         --------         -----------
   End of year                  $ 9,839,242      $39,952         $ 91,535         $10,670,022
                                ===========      =======         ========         ===========
FOR THE YEAR ENDED
  DECEMBER 31, 2009
OPERATIONS:
   Net investment income
     (loss)                     $    75,195      $  (195)        $  7,340         $   289,362
   Net realized gain (loss)
     on investments                (307,410)       1,751           (2,861)           (609,259)
   Capital gain distributions
     from mutual funds                    -            -                -                   -
   Net change in unrealized
     appreciation
     (depreciation) of
     investments                  3,010,717       13,848           (4,439)          2,218,239
                                -----------      -------         --------         -----------
Increase (decrease) in net
  assets resulting from
  operations                      2,778,502       15,404               40           1,898,342
                                -----------      -------         --------         -----------
PRINCIPAL TRANSACTIONS:
   Net premiums                   1,253,950          915            1,225           1,022,081
   Net transfers from (to)
     other Divisions or fixed
     rate option                   (477,279)      (5,058)          (4,993)            (26,156)
   Internal rollovers                   414            -                -                 384
   Cost of insurance and
     other charges                 (969,681)      (2,376)         (10,197)           (730,665)
   Administrative charges           (56,195)           -                -             (49,374)
   Policy loans                    (421,257)       1,705              995            (285,540)
   Death benefits                   (27,207)           -          (20,666)           (104,547)
   Withdrawals                     (542,542)           -           (6,917)           (335,036)
                                -----------      -------         --------         -----------
Increase (decrease) in net
  assets resulting from
  principal transactions         (1,239,797)      (4,814)         (40,553)           (508,853)
                                -----------      -------         --------         -----------
TOTAL INCREASE (DECREASE) IN
  NET ASSETS                      1,538,705       10,590          (40,513)          1,389,489
NET ASSETS:
   Beginning of year              8,684,784       23,975          136,774           8,135,935
                                -----------      -------         --------         -----------
   End of year                  $10,223,489      $34,565         $ 96,261         $ 9,525,424
                                ===========      =======         ========         ===========

                            See accompanying notes.

                                   VL-R - 12

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                                                Divisions
                               --------------------------------------------------------------------------
                                 Invesco Van        Janus Aspen
                               Kampen V.I. High     Enterprise         Janus Aspen        Janus Aspen
                                 Yield Fund -   Portfolio - Service Forty Portfolio - Overseas Portfolio -
                                   Series I           Shares         Service Shares      Service Shares
FOR THE YEAR ENDED
  DECEMBER 31, 2010
OPERATIONS:
   Net investment income
     (loss)                       $  162,158        $  (25,338)         $   (422)         $   (18,838)
   Net realized gain (loss)
     on investments                  (59,220)           96,164             5,573               (8,907)
   Capital gain distributions
     from mutual funds                     -                 -                 -                    -
   Net change in unrealized
     appreciation
     (depreciation) of
     investments                      88,896           777,928             4,476            3,205,742
                                  ----------        ----------          --------          -----------
Increase (decrease) in net
  assets resulting from
  operations                         191,834           848,754             9,627            3,177,997
                                  ----------        ----------          --------          -----------
PRINCIPAL TRANSACTIONS:
   Net premiums                      337,926           401,435            36,533            1,384,463
   Net transfers from (to)
     other Divisions or fixed
     rate option                     (36,269)           25,181            14,378             (679,164)
   Internal rollovers                      -                 -                 -                6,564
   Cost of insurance and
     other charges                   (94,545)         (238,916)          (21,612)            (863,468)
   Administrative charges            (15,875)          (20,433)           (1,827)             (70,623)
   Policy loans                       (9,836)          (48,286)               16              (74,095)
   Death benefits                     (4,547)           (3,224)                -               (5,145)
   Withdrawals                      (145,738)         (237,373)           (7,244)          (1,265,849)
                                  ----------        ----------          --------          -----------
Increase (decrease) in net
  assets resulting from
  principal transactions              31,116          (121,616)           20,244           (1,567,317)
                                  ----------        ----------          --------          -----------
TOTAL INCREASE (DECREASE) IN
  NET ASSETS                         222,950           727,138            29,871            1,610,680
NET ASSETS:
   Beginning of year               1,744,053         3,557,635           212,011           14,436,901
                                  ----------        ----------          --------          -----------
   End of year                    $1,967,003        $4,284,773          $241,882          $16,047,581
                                  ==========        ==========          ========          ===========
FOR THE YEAR ENDED
  DECEMBER 31, 2009
OPERATIONS:
   Net investment income
     (loss)                       $  129,826        $  (22,334)         $   (624)         $   (31,318)
   Net realized gain (loss)
     on investments                 (129,776)         (242,326)          (11,463)            (871,796)
   Capital gain distributions
     from mutual funds                     -                 -                 -              332,157
   Net change in unrealized
     appreciation
     (depreciation) of
     investments                     549,698         1,448,143            66,679            7,057,861
                                  ----------        ----------          --------          -----------
Increase (decrease) in net
  assets resulting from
  operations                         549,748         1,183,483            54,592            6,486,904
                                  ----------        ----------          --------          -----------
PRINCIPAL TRANSACTIONS:
   Net premiums                      174,356           535,414            52,179            1,451,630
   Net transfers from (to)
     other Divisions or fixed
     rate option                    (138,125)         (287,707)           22,462             (138,148)
   Internal rollovers                      -               284               423                1,647
   Cost of insurance and
     other charges                  (112,205)         (314,676)          (19,264)            (978,955)
   Administrative charges             (7,271)          (27,430)           (2,630)             (74,632)
   Policy loans                      (11,584)          (78,159)               16             (305,059)
   Death benefits                    (36,627)          (53,422)                -             (146,359)
   Withdrawals                       (89,063)         (382,707)                -             (668,101)
                                  ----------        ----------          --------          -----------
Increase (decrease) in net
  assets resulting from
  principal transactions            (220,519)         (608,403)           53,186             (857,977)
                                  ----------        ----------          --------          -----------
TOTAL INCREASE (DECREASE) IN
  NET ASSETS                         329,229           575,080           107,778            5,628,927
NET ASSETS:
   Beginning of year               1,414,824         2,982,555           104,233            8,807,974
                                  ----------        ----------          --------          -----------
   End of year                    $1,744,053        $3,557,635          $212,011          $14,436,901
                                  ==========        ==========          ========          ===========

                            See accompanying notes.

                                   VL-R - 13

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                                                  Divisions
                               ------------------------------------------------------------------------------
                                                                                                JPMorgan
                                   Janus Aspen          JPMorgan            JPMorgan         Insurance Trust
                                    Worldwide        Insurance Trust     Insurance Trust      International
                               Portfolio - Service      Core Bond        Government Bond         Equity
                                     Shares        Portfolio - Class 1 Portfolio - Class 1 Portfolio - Class 1
FOR THE YEAR ENDED
  DECEMBER 31, 2010
OPERATIONS:
   Net investment income
     (loss)                        $   (7,121)          $  1,920            $      -            $   (115)
   Net realized gain (loss)
     on investments                    43,296              1,102                   -               2,096
   Capital gain distributions
     from mutual funds                      -                  -                   -                   -
   Net change in unrealized
     appreciation
     (depreciation) of
     investments                      437,080              2,047                   -               2,830
                                   ----------           --------            --------            --------
Increase (decrease) in net
  assets resulting from
  operations                          473,255              5,069                   -               4,811
                                   ----------           --------            --------            --------
PRINCIPAL TRANSACTIONS:
   Net premiums                       358,224             27,969                   -              16,939
   Net transfers from (to)
     other Divisions or fixed
     rate option                          572              4,034                   -               1,903
   Internal rollovers                       -                  -                   -               1,402
   Cost of insurance and
     other charges                   (251,454)           (18,377)                  -             (15,287)
   Administrative charges             (17,868)            (1,397)                  -                (918)
   Policy loans                       (31,914)                 -                   -                   -
   Death benefits                        (894)                 -                   -                   -
   Withdrawals                       (315,976)            (1,437)                  -                   -
                                   ----------           --------            --------            --------
Increase (decrease) in net
  assets resulting from
  principal transactions             (259,310)            10,792                   -               4,039
                                   ----------           --------            --------            --------
TOTAL INCREASE (DECREASE) IN
  NET ASSETS                          213,945             15,861                   -               8,850
NET ASSETS:
   Beginning of year                3,373,933             53,733                   -              62,337
                                   ----------           --------            --------            --------
   End of year                     $3,587,878           $ 69,594            $      -            $ 71,187
                                   ==========           ========            ========            ========
FOR THE YEAR ENDED
  DECEMBER 31, 2009
OPERATIONS:
   Net investment income
     (loss)                        $   16,506           $   (147)           $  2,330            $  2,066
   Net realized gain (loss)
     on investments                   (82,964)               218              (1,188)             (1,780)
   Capital gain distributions
     from mutual funds                      -                  -                 564               1,352
   Net change in unrealized
     appreciation
     (depreciation) of
     investments                      988,836              2,362              (1,606)             13,343
                                   ----------           --------            --------            --------
Increase (decrease) in net
  assets resulting from
  operations                          922,378              2,433                 100              14,981
                                   ----------           --------            --------            --------
PRINCIPAL TRANSACTIONS:
   Net premiums                       409,183             19,211               2,703              23,585
   Net transfers from (to)
     other Divisions or fixed
     rate option                     (117,361)            43,093             (28,617)             11,259
   Internal rollovers                       -                  -                 635                 283
   Cost of insurance and
     other charges                   (304,383)           (10,044)             (2,802)            (11,059)
   Administrative charges             (20,121)              (960)               (167)             (1,194)
   Policy loans                       (64,251)                 -                   -                   -
   Death benefits                      (3,762)                 -                   -                   -
   Withdrawals                       (195,174)                 -                   -                   -
                                   ----------           --------            --------            --------
Increase (decrease) in net
  assets resulting from
  principal transactions             (295,869)            51,300             (28,248)             22,874
                                   ----------           --------            --------            --------
TOTAL INCREASE (DECREASE) IN
  NET ASSETS                          626,509             53,733             (28,148)             37,855
NET ASSETS:
   Beginning of year                2,747,424                  -              28,148              24,482
                                   ----------           --------            --------            --------
   End of year                     $3,373,933           $ 53,733            $      -            $ 62,337
                                   ==========           ========            ========            ========

                            See accompanying notes.

                                   VL-R - 14

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                                            Divisions
                               -------------------------------------------------------------------
                                    JPMorgan            JPMorgan
                                 Insurance Trust     Insurance Trust   JPMorgan Mid  MFS VIT Core
                                  Mid Cap Value      Small Cap Core     Cap Value   Equity Series -
                               Portfolio - Class 1 Portfolio - Class 1  Portfolio    Initial Class
FOR THE YEAR ENDED
  DECEMBER 31, 2010
OPERATIONS:
   Net investment income
     (loss)                        $    9,651          $  (16,271)     $         -    $   13,419
   Net realized gain (loss)
     on investments                    46,952            (123,867)               -        76,778
   Capital gain distributions
     from mutual funds                      -                   -                -             -
   Net change in unrealized
     appreciation
     (depreciation) of
     investments                      372,263             715,905                -       400,523
                                   ----------          ----------      -----------    ----------
Increase (decrease) in net
  assets resulting from
  operations                          428,866             575,767                -       490,720
                                   ----------          ----------      -----------    ----------
PRINCIPAL TRANSACTIONS:
   Net premiums                        (1,950)            399,851                -       390,679
   Net transfers from (to)
     other Divisions or fixed
     rate option                       (5,082)            (97,309)               -        22,463
   Internal rollovers                       -                   -                -             -
   Cost of insurance and
     other charges                    (22,720)           (233,434)               -      (276,532)
   Administrative charges                  77             (19,745)               -       (19,937)
   Policy loans                        (5,078)            (20,400)               -       (40,437)
   Death benefits                     (12,617)             (3,024)               -        (4,508)
   Withdrawals                       (105,433)           (244,770)               -      (285,865)
                                   ----------          ----------      -----------    ----------
Increase (decrease) in net
  assets resulting from
  principal transactions             (152,803)           (218,831)               -      (214,137)
                                   ----------          ----------      -----------    ----------
TOTAL INCREASE (DECREASE) IN
  NET ASSETS                          276,063             356,936                -       276,583
NET ASSETS:
   Beginning of year                2,005,981           2,316,934                -     3,187,117
                                   ----------          ----------      -----------    ----------
   End of year                     $2,282,044          $2,673,870      $         -    $3,463,700
                                   ==========          ==========      ===========    ==========
FOR THE YEAR ENDED
  DECEMBER 31, 2009
OPERATIONS:
   Net investment income
     (loss)                        $   (8,815)         $    1,833      $    36,690    $   27,642
   Net realized gain (loss)
     on investments                    15,781            (483,216)        (894,382)       71,784
   Capital gain distributions
     from mutual funds                      -              33,641            3,624             -
   Net change in unrealized
     appreciation
     (depreciation) of
     investments                      465,021             905,546          801,556       696,198
                                   ----------          ----------      -----------    ----------
Increase (decrease) in net
  assets resulting from
  operations                          471,987             457,804          (52,512)      795,624
                                   ----------          ----------      -----------    ----------
PRINCIPAL TRANSACTIONS:
   Net premiums                             -             474,419                -       475,589
   Net transfers from (to)
     other Divisions or fixed
     rate option                    1,601,137            (165,314)      (1,633,863)      (38,958)
   Internal rollovers                       -                  12                -         1,060
   Cost of insurance and
     other charges                    (18,376)           (292,314)          (9,868)     (341,143)
   Administrative charges                 (13)            (23,372)              (7)      (23,951)
   Policy loans                       (26,192)            (45,609)          (1,187)      (52,501)
   Death benefits                           -             (12,149)            (222)       (1,760)
   Withdrawals                        (22,562)           (197,555)          (1,679)     (331,931)
                                   ----------          ----------      -----------    ----------
Increase (decrease) in net
  assets resulting from
  principal transactions            1,533,994            (261,882)      (1,646,826)     (313,595)
                                   ----------          ----------      -----------    ----------
TOTAL INCREASE (DECREASE) IN
  NET ASSETS                        2,005,981             195,922       (1,699,338)      482,029
NET ASSETS:
   Beginning of year                        -           2,121,012        1,699,338     2,705,088
                                   ----------          ----------      -----------    ----------
   End of year                     $2,005,981          $2,316,934      $         -    $3,187,117
                                   ==========          ==========      ===========    ==========

                            See accompanying notes.

                                   VL-R - 15

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                                             Divisions
-                              --------------------------------------------------------------------
                                MFS VIT Growth     MFS VIT New          MFS VIT       MFS VIT Total
                               Series - Initial Discovery Series - Research Series - Return Series -
                                    Class         Initial Class      Initial Class    Initial Class
FOR THE YEAR ENDED
  DECEMBER 31, 2010
OPERATIONS:
   Net investment income
     (loss)                      $   (49,861)       $  (30,512)       $    5,213        $  9,972
   Net realized gain (loss)
     on investments                  553,641            27,440            89,405            (623)
   Capital gain distributions
     from mutual funds                     -                 -                 -               -
   Net change in unrealized
     appreciation
     (depreciation) of
     investments                     828,415         1,435,071           526,115          34,459
                                 -----------        ----------        ----------        --------
Increase (decrease) in net
  assets resulting from
  operations                       1,332,195         1,431,999           620,733          43,808
                                 -----------        ----------        ----------        --------
PRINCIPAL TRANSACTIONS:
   Net premiums                    1,034,086           446,951           275,957           7,933
   Net transfers from (to)
     other Divisions or fixed
     rate option                    (208,812)          246,480           820,998          10,891
   Internal rollovers                    579               289               868               -
   Cost of insurance and
     other charges                  (875,694)         (298,712)         (196,753)        (37,112)
   Administrative charges            (40,769)          (21,988)          (13,660)              -
   Policy loans                      (74,094)          (37,981)          (15,743)         (1,687)
   Death benefits                     (4,851)           (3,247)          (12,814)              -
   Withdrawals                      (911,032)         (298,693)         (166,669)        (31,553)
                                 -----------        ----------        ----------        --------
Increase (decrease) in net
  assets resulting from
  principal transactions          (1,080,587)           33,099           692,184         (51,528)
                                 -----------        ----------        ----------        --------
TOTAL INCREASE (DECREASE) IN
  NET ASSETS                         251,608         1,465,098         1,312,917          (7,720)
NET ASSETS:
   Beginning of year               9,964,173         4,052,402         3,654,802         529,914
                                 -----------        ----------        ----------        --------
   End of year                   $10,215,781        $5,517,500        $4,967,719        $522,194
                                 ===========        ==========        ==========        ========
For the Year Ended
  December 31, 2009
OPERATIONS:
   Net investment income
     (loss)                      $   (32,121)       $  (22,711)       $   24,967        $ 14,837
   Net realized gain (loss)
     on investments                  306,057          (175,236)           23,137          (5,736)
   Capital gain distributions
     from mutual funds                     -                 -                 -               -
   Net change in unrealized
     appreciation
     (depreciation) of
     investments                   2,561,417         1,824,028           798,049          70,303
                                 -----------        ----------        ----------        --------
Increase (decrease) in net
  assets resulting from
  operations                       2,835,353         1,626,081           846,153          79,404
                                 -----------        ----------        ----------        --------
PRINCIPAL TRANSACTIONS:
   Net premiums                    1,196,713           504,439           309,054           4,637
   Net transfers from (to)
     other Divisions or fixed
     rate option                    (195,765)          120,236           246,923           3,580
   Internal rollovers                    795                12                 -               -
   Cost of insurance and
     other charges                (1,026,990)         (337,549)         (230,544)        (39,205)
   Administrative charges            (46,721)          (24,763)          (15,465)              -
   Policy loans                     (167,750)         (138,733)          (20,091)          2,005
   Death benefits                    (38,896)           (3,827)           (3,030)         (7,029)
   Withdrawals                      (755,537)         (301,809)         (170,678)        (10,123)
                                 -----------        ----------        ----------        --------
Increase (decrease) in net
  assets resulting from
  principal transactions          (1,034,151)         (181,994)          116,169         (46,135)
                                 -----------        ----------        ----------        --------
TOTAL INCREASE (DECREASE) IN
  NET ASSETS                       1,801,202         1,444,087           962,322          33,269
NET ASSETS:
   Beginning of year               8,162,971         2,608,315         2,692,480         496,645
                                 -----------        ----------        ----------        --------
   End of year                   $ 9,964,173        $4,052,402        $3,654,802        $529,914
                                 ===========        ==========        ==========        ========

                            See accompanying notes.


                                   VL-R - 16

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                                                                Divisions
-                                             ----------------------------------------------------------------------------
                                                   Neuberger           Neuberger         Neuberger Berman     Oppenheimer
                                                Berman AMT Mid-       Berman AMT           AMT Socially         Balanced
                                                  Cap Growth           Partners       Responsive Portfolio - Fund/VA - Non-
                                              Portfolio - Class I Portfolio - Class I        Class I         Service Shares
FOR THE YEAR ENDED DECEMBER 31, 2010
OPERATIONS:
   Net investment income (loss)                   $  (30,806)          $    (37)             $  (125)          $    9,407
   Net realized gain (loss) on investments            15,302             (2,692)                  85             (137,235)
   Capital gain distributions from mutual
     funds                                                 -                  -                    -                    -
   Net change in unrealized appreciation
     (depreciation) of investments                 1,164,086             12,687                5,126              288,126
                                                  ----------           --------              -------           ----------
Increase (decrease) in net assets resulting
  from operations                                  1,148,582              9,958                5,086              160,298
                                                  ----------           --------              -------           ----------
PRINCIPAL TRANSACTIONS:
   Net premiums                                      481,613                 79                9,265              280,174
   Net transfers from (to) other Divisions
     or fixed rate option                           (307,982)             1,962                  479                2,826
   Internal rollovers                                     10                  -                    -                    -
   Cost of insurance and other charges              (327,393)            (2,369)              (1,518)            (176,047)
   Administrative charges                            (23,797)                 -                 (422)             (14,260)
   Policy loans                                      (65,746)               (56)                   -               (2,267)
   Death benefits                                    (11,007)                 -                    -               (4,319)
   Withdrawals                                      (347,517)                 -                  (52)            (125,082)
                                                  ----------           --------              -------           ----------
Increase (decrease) in net assets resulting
  from principal transactions                       (601,819)              (384)               7,752              (38,975)
                                                  ----------           --------              -------           ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS              546,763              9,574               12,838              121,323
NET ASSETS:
   Beginning of year                               4,592,034             66,698               18,190            1,367,234
                                                  ----------           --------              -------           ----------
   End of year                                    $5,138,797           $ 76,272              $31,028           $1,488,557
                                                  ==========           ========              =======           ==========
FOR THE YEAR ENDED DECEMBER 31, 2009
OPERATIONS:
   Net investment income (loss)                   $  (27,878)          $  1,289              $   205           $   (8,565)
   Net realized gain (loss) on investments          (164,637)           (37,929)              (2,686)            (242,523)
   Capital gain distributions from mutual
     funds                                                 -              8,033                    -                    -
   Net change in unrealized appreciation
     (depreciation) of investments                 1,303,342             60,352                5,417              492,515
                                                  ----------           --------              -------           ----------
Increase (decrease) in net assets resulting
  from operations                                  1,110,827             31,745                2,936              241,427
                                                  ----------           --------              -------           ----------
PRINCIPAL TRANSACTIONS:
   Net premiums                                      612,908              1,059                8,486              335,236
   Net transfers from (to) other Divisions
     or fixed rate option                           (514,489)           (16,872)               3,010              (28,690)
   Internal rollovers                                  1,073                  -                    -                   12
   Cost of insurance and other charges              (399,838)            (4,129)              (1,489)            (214,465)
   Administrative charges                            (30,227)                 -                 (358)             (17,025)
   Policy loans                                      (79,733)                30                    -              (24,616)
   Death benefits                                     (3,371)                 -                    -               (3,894)
   Withdrawals                                      (164,567)            (3,158)                   -              (56,214)
                                                  ----------           --------              -------           ----------
Increase (decrease) in net assets resulting
  from principal transactions                       (578,244)           (23,070)               9,649               (9,656)
                                                  ----------           --------              -------           ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS              532,583              8,675               12,585              231,771
NET ASSETS:
   Beginning of year                               4,059,451             58,023                5,605            1,135,463
                                                  ----------           --------              -------           ----------
   End of year                                    $4,592,034           $ 66,698              $18,190           $1,367,234
                                                  ==========           ========              =======           ==========

                            See accompanying notes.

                                   VL-R - 17

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                                                                        Divisions
-                                                            --------------------------------------------------------------
                                                                Oppenheimer     Oppenheimer      PIMCO VIT      PIMCO VIT
                                                             Global Securities  High Income    CommodityReal   Global Bond
                                                              Fund/VA - Non-   Fund/VA - Non- Return Strategy   Portfolio
                                                              Service Shares   Service Shares   Portfolio -    (Unhedged) -
                                                                                              Administrative  Administrative
                                                                                                   Class          Class
FOR THE YEAR ENDED DECEMBER 31, 2010
OPERATIONS:
   Net investment income (loss)                                 $   35,455        $    753      $  412,446       $  1,792
   Net realized gain (loss) on investments                        (238,681)        (10,865)       (571,259)         1,757
   Capital gain distributions from mutual funds                          -               -          55,653          1,849
   Net change in unrealized appreciation (depreciation) of
     investments                                                   962,064          16,862         742,019          2,518
                                                                ----------        --------      ----------       --------
Increase (decrease) in net assets resulting from operations        758,838           6,750         638,859          7,916
                                                                ----------        --------      ----------       --------
PRINCIPAL TRANSACTIONS:
   Net premiums                                                    782,451           2,191         259,318         30,179
   Net transfers from (to) other Divisions or fixed rate
     option                                                         38,861         116,311         239,888          7,182
   Internal rollovers                                                   58               -              58              -
   Cost of insurance and other charges                            (460,400)         (3,664)       (116,124)       (13,812)
   Administrative charges                                          (39,201)              -         (13,001)        (1,509)
   Policy loans                                                    (43,270)            (20)         19,290             53
   Death benefits                                                   (4,574)              -         (24,912)             -
   Withdrawals                                                    (428,170)           (214)        (87,953)       (34,799)
                                                                ----------        --------      ----------       --------
Increase (decrease) in net assets resulting from principal
  transactions                                                    (154,245)        114,604         276,564        (12,706)
                                                                ----------        --------      ----------       --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                            604,593         121,354         915,423         (4,790)
NET ASSETS:
   Beginning of year                                             5,185,789          16,248       2,622,169         83,767
                                                                ----------        --------      ----------       --------
   End of year                                                  $5,790,382        $137,602      $3,537,592       $ 78,977
                                                                ==========        ========      ==========       ========
FOR THE YEAR ENDED DECEMBER 31, 2009
OPERATIONS:
   Net investment income (loss)                                 $   64,622        $   (122)     $  104,714       $  1,890
   Net realized gain (loss) on investments                        (437,681)        (17,084)       (193,457)          (751)
   Capital gain distributions from mutual funds                     90,350               -         209,812          6,944
   Net change in unrealized appreciation (depreciation) of
     investments                                                 1,742,564          20,793         468,267          3,316
                                                                ----------        --------      ----------       --------
Increase (decrease) in net assets resulting from operations      1,459,855           3,587         589,336         11,399
                                                                ----------        --------      ----------       --------
PRINCIPAL TRANSACTIONS:
   Net premiums                                                    856,756             684         211,842         18,108
   Net transfers from (to) other Divisions or fixed rate
     option                                                        (60,688)           (636)        809,428         18,642
   Internal rollovers                                                2,711               -             875              -
   Cost of insurance and other charges                            (531,582)         (3,796)       (123,677)        (9,367)
   Administrative charges                                          (44,377)              -         (10,580)          (905)
   Policy loans                                                    (85,300)            (44)        (27,945)            80
   Death benefits                                                   (4,489)              -               -              -
   Withdrawals                                                    (285,931)           (555)        (23,170)             -
                                                                ----------        --------      ----------       --------
Increase (decrease) in net assets resulting from principal
  transactions                                                    (152,900)         (4,347)        836,773         26,558
                                                                ----------        --------      ----------       --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                          1,306,955            (760)      1,426,109         37,957
NET ASSETS:
   Beginning of year                                             3,878,834          17,008       1,196,060         45,810
                                                                ----------        --------      ----------       --------
   End of year                                                  $5,185,789        $ 16,248      $2,622,169       $ 83,767
                                                                ==========        ========      ==========       ========

                            See accompanying notes.

                                   VL-R - 18

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                                                                   Divisions
-                                                  -------------------------------------------------------------------------
                                                     PIMCO VIT Real   PIMCO VIT Short-  PIMCO VIT Total    Pioneer Fund VCT
                                                   Return Portfolio - Term Portfolio - Return Portfolio - Portfolio - Class I
                                                     Administrative    Administrative    Administrative
                                                         Class             Class             Class
FOR THE YEAR ENDED DECEMBER 31, 2010
OPERATIONS:
   Net investment income (loss)                       $   107,402        $    9,205       $   539,930         $   15,849
   Net realized gain (loss) on investments                108,734            25,239           660,076              2,507
   Capital gain distributions from mutual funds           123,369             7,870           879,768                  -
   Net change in unrealized appreciation
     (depreciation) of investments                        664,009            35,847           140,197            268,784
                                                      -----------        ----------       -----------         ----------
Increase (decrease) in net assets resulting from
  operations                                            1,003,514            78,161         2,219,971            287,140
                                                      -----------        ----------       -----------         ----------
PRINCIPAL TRANSACTIONS:
   Net premiums                                         1,441,498           565,066         1,939,580            136,295
   Net transfers from (to) other Divisions or
     fixed rate option                                    545,763           971,439           529,133            (53,672)
   Internal rollovers                                           -                78                73                  -
   Cost of insurance and other charges                 (1,106,305)         (491,661)       (1,527,449)          (140,875)
   Administrative charges                                 (74,222)          (27,997)          (98,845)            (4,829)
   Policy loans                                           (93,654)          (10,932)           51,333             (9,095)
   Death benefits                                        (201,116)          (94,338)         (291,710)            (2,711)
   Withdrawals                                         (1,042,339)         (814,915)       (2,050,046)          (201,611)
                                                      -----------        ----------       -----------         ----------
Increase (decrease) in net assets resulting from
  principal transactions                                 (530,375)           96,740        (1,447,931)          (276,498)
                                                      -----------        ----------       -----------         ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   473,139           174,901           772,040             10,642
NET ASSETS:
   Beginning of year                                   13,766,246         5,040,544        28,884,083          2,085,325
                                                      -----------        ----------       -----------         ----------
   End of year                                        $14,239,385        $5,215,445       $29,656,123         $2,095,967
                                                      ===========        ==========       ===========         ==========
FOR THE YEAR ENDED DECEMBER 31, 2009
OPERATIONS:
   Net investment income (loss)                       $   322,004        $   69,823       $ 1,214,490         $   22,951
   Net realized gain (loss) on investments               (142,856)          (18,586)          263,321           (117,693)
   Capital gain distributions from mutual funds           514,518            45,212           875,467                  -
   Net change in unrealized appreciation
     (depreciation) of investments                      1,460,337           253,668           938,931            521,607
                                                      -----------        ----------       -----------         ----------
Increase (decrease) in net assets resulting from
  operations                                            2,154,003           350,117         3,292,209            426,865
                                                      -----------        ----------       -----------         ----------
PRINCIPAL TRANSACTIONS:
   Net premiums                                         1,554,326           583,699         2,167,449            178,183
   Net transfers from (to) other Divisions or
     fixed rate option                                   (354,826)          363,467         3,334,178           (205,350)
   Internal rollovers                                         635               486             1,866                  -
   Cost of insurance and other charges                 (1,322,920)         (624,439)       (1,729,110)          (179,966)
   Administrative charges                                 (79,268)          (29,431)         (111,819)            (6,125)
   Policy loans                                          (286,161)         (211,191)         (287,929)           (17,788)
   Death benefits                                         (61,064)           (6,220)         (136,134)            (1,134)
   Withdrawals                                           (851,970)         (564,554)       (1,480,392)          (143,077)
                                                      -----------        ----------       -----------         ----------
Increase (decrease) in net assets resulting from
  principal transactions                               (1,401,248)         (488,183)        1,758,109           (375,257)
                                                      -----------        ----------       -----------         ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   752,755          (138,066)        5,050,318             51,608
NET ASSETS:
   Beginning of year                                   13,013,491         5,178,610        23,833,765          2,033,717
                                                      -----------        ----------       -----------         ----------
   End of year                                        $13,766,246        $5,040,544       $28,884,083         $2,085,325
                                                      ===========        ==========       ===========         ==========

                            See accompanying notes.

                                   VL-R - 19

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                                                                  Divisions
-                                                  -----------------------------------------------------------------------
                                                     Pioneer Growth      Pioneer Mid Cap       Putnam VT        Putnam VT
                                                    Opportunities VCT       Value VCT      Diversified Income  Growth and
                                                   Portfolio - Class I Portfolio - Class I  Fund - Class IB   Income Fund -
                                                                                                                Class IB
FOR THE YEAR ENDED DECEMBER 31, 2010
OPERATIONS:
   Net investment income (loss)                        $  (17,927)          $  1,612           $  906,494      $    94,262
   Net realized gain (loss) on investments                (71,620)           (25,373)             (63,320)        (940,112)
   Capital gain distributions from mutual funds                 -                  -                    -                -
   Net change in unrealized appreciation
     (depreciation) of investments                        613,634            116,097              (73,557)       2,117,761
                                                       ----------           --------           ----------      -----------
Increase (decrease) in net assets resulting from
  operations                                              524,087             92,336              769,617        1,271,911
                                                       ----------           --------           ----------      -----------
PRINCIPAL TRANSACTIONS:
   Net premiums                                           233,369             97,059              301,624        1,054,895
   Net transfers from (to) other Divisions or
     fixed rate option                                    (15,702)            55,325              199,567          (66,017)
   Internal rollovers                                           -                 29                    -                -
   Cost of insurance and other charges                   (227,795)           (48,566)            (374,341)        (871,684)
   Administrative charges                                  (9,306)            (4,885)             (15,247)         (49,961)
   Policy loans                                           (21,405)           (18,231)              28,553         (154,132)
   Death benefits                                         (10,622)            (1,251)             (16,023)          (6,903)
   Withdrawals                                           (344,165)           (13,713)            (175,716)        (894,377)
                                                       ----------           --------           ----------      -----------
Increase (decrease) in net assets resulting from
  principal transactions                                 (395,626)            65,767              (51,583)        (988,179)
                                                       ----------           --------           ----------      -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   128,461            158,103              718,034          283,732
NET ASSETS:
   Beginning of year                                    2,927,073            510,873            6,423,888       10,046,450
                                                       ----------           --------           ----------      -----------
   End of year                                         $3,055,534           $668,976           $7,141,922      $10,330,182
                                                       ==========           ========           ==========      ===========
FOR THE YEAR ENDED DECEMBER 31, 2009
OPERATIONS:
   Net investment income (loss)                        $  (17,315)          $  3,328           $  344,404      $   191,179
   Net realized gain (loss) on investments               (355,560)           (39,526)            (329,810)      (1,306,588)
   Capital gain distributions from mutual funds                 -                  -                    -                -
   Net change in unrealized appreciation
     (depreciation) of investments                      1,329,786            130,476            2,352,861        3,444,298
                                                       ----------           --------           ----------      -----------
Increase (decrease) in net assets resulting from
  operations                                              956,911             94,278            2,367,455        2,328,889
                                                       ----------           --------           ----------      -----------
PRINCIPAL TRANSACTIONS:
   Net premiums                                           321,745            127,519              352,906        1,277,624
   Net transfers from (to) other Divisions or
     fixed rate option                                    (45,746)            30,540             (128,472)        (344,042)
   Internal rollovers                                           -                635                  785                -
   Cost of insurance and other charges                   (336,452)           (51,636)            (426,104)      (1,040,640)
   Administrative charges                                 (12,201)            (6,307)             (17,891)         (60,309)
   Policy loans                                          (107,977)            (4,497)             (14,846)        (102,256)
   Death benefits                                          (4,691)                 -               (7,001)         (23,475)
   Withdrawals                                           (252,307)            (5,213)            (182,088)        (770,651)
                                                       ----------           --------           ----------      -----------
Increase (decrease) in net assets resulting from
  principal transactions                                 (437,629)            91,041             (422,711)      (1,063,749)
                                                       ----------           --------           ----------      -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   519,282            185,319            1,944,744        1,265,140
NET ASSETS:
   Beginning of year                                    2,407,791            325,554            4,479,144        8,781,310
                                                       ----------           --------           ----------      -----------
   End of year                                         $2,927,073           $510,873           $6,423,888      $10,046,450
                                                       ==========           ========           ==========      ===========

                            See accompanying notes.

                                   VL-R - 20

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                                                                             Divisions
-                                                                 --------------------------------------------------------------
                                                                    Putnam VT   Putnam VT Multi- Putnam VT Small  Putnam VT Vista
                                                                  International    Cap Growth    Cap Value Fund - Fund - Class IB
                                                                  Value Fund -  Fund - Class IB      Class IB
                                                                    Class IB
FOR THE YEAR ENDED DECEMBER 31, 2010
OPERATIONS:
   Net investment income (loss)                                    $   135,702      $   (335)        $ (1,090)       $    (775)
   Net realized gain (loss) on investments                            (880,898)           39          (29,789)           8,143
   Capital gain distributions from mutual funds                              -             -                -                -
   Net change in unrealized appreciation (depreciation) of
     investments                                                     1,066,837        21,138           88,557           13,195
                                                                   -----------      --------         --------        ---------
Increase (decrease) in net assets resulting from operations            321,641        20,842           57,678           20,563
                                                                   -----------      --------         --------        ---------
PRINCIPAL TRANSACTIONS:
   Net premiums                                                        738,014         1,200           25,353            3,807
   Net transfers from (to) other Divisions or fixed rate option        (89,045)      158,891            4,180         (159,134)
   Internal rollovers                                                      868             -                -                -
   Cost of insurance and other charges                                (559,677)         (779)         (15,556)          (2,224)
   Administrative charges                                              (34,250)            -             (925)               -
   Policy loans                                                        (30,953)          288            2,321              541
   Death benefits                                                      (60,677)            -             (874)               -
   Withdrawals                                                        (422,496)            -          (10,562)               -
                                                                   -----------      --------         --------        ---------
Increase (decrease) in net assets resulting from principal
  transactions                                                        (458,216)      159,600            3,937         (157,010)
                                                                   -----------      --------         --------        ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                               (136,575)      180,442           61,615         (136,447)
NET ASSETS:
   Beginning of year                                                 5,575,454             -          247,341          136,447
                                                                   -----------      --------         --------        ---------
   End of year                                                     $ 5,438,879      $180,442         $308,956        $       -
                                                                   ===========      ========         ========        =========
FOR THE YEAR ENDED DECEMBER 31, 2009
OPERATIONS:
   Net investment income (loss)                                    $   (33,761)     $      -         $  2,176        $    (828)
   Net realized gain (loss) on investments                          (1,084,892)            -          (12,746)            (451)
   Capital gain distributions from mutual funds                              -             -                -                -
   Net change in unrealized appreciation (depreciation) of
     investments                                                     2,261,945             -           71,111           38,284
                                                                   -----------      --------         --------        ---------
Increase (decrease) in net assets resulting from operations          1,143,292             -           60,541           37,005
                                                                   -----------      --------         --------        ---------
PRINCIPAL TRANSACTIONS:
   Net premiums                                                        914,544             -            8,735            5,030
   Net transfers from (to) other Divisions or fixed rate option       (382,509)            -            3,714           (1,537)
   Internal rollovers                                                      357             -                -                -
   Cost of insurance and other charges                                (705,583)            -          (14,927)          (2,944)
   Administrative charges                                              (41,767)            -             (159)               -
   Policy loans                                                        (86,240)            -             (109)             639
   Death benefits                                                      (47,721)            -           (4,226)               -
   Withdrawals                                                        (268,600)            -           (6,942)            (174)
                                                                   -----------      --------         --------        ---------
Increase (decrease) in net assets resulting from principal
  transactions                                                        (617,519)            -          (13,914)           1,014
                                                                   -----------      --------         --------        ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                525,773             -           46,627           38,019
NET ASSETS:
   Beginning of year                                                 5,049,681             -          200,714           98,428
                                                                   -----------      --------         --------        ---------
   End of year                                                     $ 5,575,454      $      -         $247,341        $ 136,447
                                                                   ===========      ========         ========        =========

                            See accompanying notes.

                                   VL-R - 21

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                                                                   Divisions
-                                                  ------------------------------------------------------------------------
                                                     Putnam VT        SunAmerica          SunAmerica         UIF Capital
                                                   Voyager Fund -     Aggressive     Balanced Portfolio - Growth Portfolio -
                                                      Class IB    Growth Portfolio -       Class 1          Class I Shares
                                                                       Class 1
FOR THE YEAR ENDED DECEMBER 31, 2010
OPERATIONS:
   Net investment income (loss)                       $  1,666        $  (5,603)          $   18,017          $  (12,474)
   Net realized gain (loss) on investments               5,643          (26,405)              (2,026)            186,392
   Capital gain distributions from mutual funds              -                -                    -                   -
   Net change in unrealized appreciation
     (depreciation) of investments                      51,708          183,429              133,679             342,839
                                                      --------        ---------           ----------          ----------
Increase (decrease) in net assets resulting from
  operations                                            59,017          151,421              149,670             516,757
                                                      --------        ---------           ----------          ----------
PRINCIPAL TRANSACTIONS:
   Net premiums                                          6,203          189,763              255,376             268,369
   Net transfers from (to) other Divisions or
     fixed rate option                                  (5,484)          13,291               14,029             (30,917)
   Internal rollovers                                        -                -                    -                   -
   Cost of insurance and other charges                 (13,830)        (114,616)            (146,695)           (253,349)
   Administrative charges                                    -           (9,453)             (12,816)             (8,890)
   Policy loans                                         (1,565)         (12,732)             (16,989)            (39,296)
   Death benefits                                            -                -               (3,036)             (8,516)
   Withdrawals                                          (1,090)         (67,046)            (107,717)           (198,210)
                                                      --------        ---------           ----------          ----------
Increase (decrease) in net assets resulting from
  principal transactions                               (15,766)            (793)             (17,848)           (270,809)
                                                      --------        ---------           ----------          ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 43,251          150,628              131,822             245,948
NET ASSETS:
   Beginning of year                                   310,949          756,851            1,363,563           2,671,894
                                                      --------        ---------           ----------          ----------
   End of year                                        $354,200        $ 907,479           $1,495,385          $2,917,842
                                                      ========        =========           ==========          ==========
FOR THE YEAR ENDED DECEMBER 31, 2009
OPERATIONS:
   Net investment income (loss)                       $    244        $  (3,846)          $   33,696          $  (16,169)
   Net realized gain (loss) on investments               3,509         (172,059)             (35,322)             40,648
   Capital gain distributions from mutual funds              -                -                    -                   -
   Net change in unrealized appreciation
     (depreciation) of investments                     125,031          368,243              254,398           1,159,868
                                                      --------        ---------           ----------          ----------
Increase (decrease) in net assets resulting from
  operations                                           128,784          192,338              252,772           1,184,347
                                                      --------        ---------           ----------          ----------
PRINCIPAL TRANSACTIONS:
   Net premiums                                          7,649          204,726              261,453             322,558
   Net transfers from (to) other Divisions or
     fixed rate option                                 (17,771)        (261,157)             (21,042)           (236,599)
   Internal rollovers                                        -                -                    -                   -
   Cost of insurance and other charges                 (15,382)        (134,010)            (170,049)           (305,590)
   Administrative charges                                    -          (10,216)             (13,082)            (10,882)
   Policy loans                                            643          (52,692)              (3,630)            (22,364)
   Death benefits                                       (3,154)          (2,682)                (271)            (14,970)
   Withdrawals                                          (5,840)         (27,410)             (41,708)           (317,622)
                                                      --------        ---------           ----------          ----------
Increase (decrease) in net assets resulting from
  principal transactions                               (33,855)        (283,441)              11,671            (585,469)
                                                      --------        ---------           ----------          ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 94,929          (91,103)             264,443             598,878
NET ASSETS:
   Beginning of year                                   216,020          847,954            1,099,120           2,073,016
                                                      --------        ---------           ----------          ----------
   End of year                                        $310,949        $ 756,851           $1,363,563          $2,671,894
                                                      ========        =========           ==========          ==========

                            See accompanying notes.

                                   VL-R - 22

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                                                                        Divisions
                                                             ---------------------------------------------------------------
                                                             VALIC Company I VALIC Company I VALIC Company I VALIC Company I
                                                              International   Mid Cap Index  Money Market I  Nasdaq-100 Index
                                                              Equities Fund       Fund            Fund             Fund
FOR THE YEAR ENDED DECEMBER 31, 2010
OPERATIONS:
   Net investment income (loss)                                $   54,091      $    53,471     $  (123,897)     $  (12,559)
   Net realized gain (loss) on investments                       (234,886)        (430,011)              -         143,695
   Capital gain distributions from mutual funds                         -                -           2,293               -
   Net change in unrealized appreciation (depreciation) of
     investments                                                  418,973        3,398,438               -         473,170
                                                               ----------      -----------     -----------      ----------
Increase (decrease) in net assets resulting from operations       238,178        3,021,898        (121,604)        604,306
                                                               ----------      -----------     -----------      ----------
PRINCIPAL TRANSACTIONS:
   Net premiums                                                   309,180        1,233,653       3,196,269         416,386
   Net transfers from (to) other Divisions or fixed rate
     option                                                        (7,944)        (118,504)     (2,108,901)         79,892
   Internal rollovers                                                  36               39         606,501               -
   Cost of insurance and other charges                           (217,908)      (1,017,653)     (2,977,379)       (253,503)
   Administrative charges                                         (15,018)         (55,148)       (139,552)        (19,442)
   Policy loans                                                   (21,671)         (79,782)       (160,134)         (8,168)
   Death benefits                                                  (5,486)        (142,192)        (90,876)           (308)
   Withdrawals                                                   (163,088)        (970,247)     (5,669,539)       (182,513)
                                                               ----------      -----------     -----------      ----------
Increase (decrease) in net assets resulting from principal
  transactions                                                   (121,899)      (1,149,834)     (7,343,611)         32,344
                                                               ----------      -----------     -----------      ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           116,279        1,872,064      (7,465,215)        636,650
NET ASSETS:
   Beginning of year                                            3,162,419       12,518,441      24,241,824       3,358,810
                                                               ----------      -----------     -----------      ----------
   End of year                                                 $3,278,698      $14,390,505     $16,776,609      $3,995,460
                                                               ==========      ===========     ===========      ==========
FOR THE YEAR ENDED DECEMBER 31, 2009
OPERATIONS:
   Net investment income (loss)                                $   56,622      $   110,408     $   (95,532)     $  (11,183)
   Net realized gain (loss) on investments                       (388,408)        (895,042)              -          59,333
   Capital gain distributions from mutual funds                         -          266,391               -               -
   Net change in unrealized appreciation (depreciation) of
     investments                                                1,086,638        4,043,778               -       1,099,538
                                                               ----------      -----------     -----------      ----------
Increase (decrease) in net assets resulting from operations       754,852        3,525,535         (95,532)      1,147,688
                                                               ----------      -----------     -----------      ----------
PRINCIPAL TRANSACTIONS:
   Net premiums                                                   387,097        1,404,325       5,906,505         475,324
   Net transfers from (to) other Divisions or fixed rate
     option                                                       302,092         (693,267)     (1,225,548)        (49,600)
   Internal rollovers                                                   -              808         425,946               -
   Cost of insurance and other charges                           (254,112)      (1,122,517)     (3,289,904)       (286,989)
   Administrative charges                                         (18,340)         (62,957)       (273,948)        (21,558)
   Policy loans                                                   (71,818)        (307,827)       (994,899)       (136,869)
   Death benefits                                                 (16,254)         (35,109)         46,459          (5,223)
   Withdrawals                                                   (174,238)        (649,829)     (6,005,700)       (155,406)
                                                               ----------      -----------     -----------      ----------
Increase (decrease) in net assets resulting from principal
  transactions                                                    154,427       (1,466,373)     (5,411,089)       (180,321)
                                                               ----------      -----------     -----------      ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           909,279        2,059,162      (5,506,621)        967,367
NET ASSETS:
   Beginning of year                                            2,253,140       10,459,279      29,748,445       2,391,443
                                                               ----------      -----------     -----------      ----------
   End of year                                                 $3,162,419      $12,518,441     $24,241,824      $3,358,810
                                                               ==========      ===========     ===========      ==========

                            See accompanying notes.

                                   VL-R - 23

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                                                                            Divisions
                                                                  -------------------------------------------------------------
                                                                  VALIC Company I VALIC Company I    VALIC     Vanguard VIF High
                                                                     Science &    Small Cap Index  Company I      Yield Bond
                                                                  Technology Fund      Fund       Stock Index      Portfolio
                                                                                                     Fund
FOR THE YEAR ENDED DECEMBER 31, 2010
OPERATIONS:
   Net investment income (loss)                                     $   (8,452)     $   15,549    $   207,213     $  404,227
   Net realized gain (loss) on investments                              98,715        (305,216)    (1,064,223)       (76,782)
   Capital gain distributions from mutual funds                              -               -        318,484              -
   Net change in unrealized appreciation (depreciation) of
     investments                                                       148,196       1,689,421      3,294,152        381,997
                                                                    ----------      ----------    -----------     ----------
Increase (decrease) in net assets resulting from operations            238,459       1,399,754      2,755,626        709,442
                                                                    ----------      ----------    -----------     ----------
PRINCIPAL TRANSACTIONS:
   Net premiums                                                        153,142         661,409      1,716,773      1,042,959
   Net transfers from (to) other Divisions or fixed rate option        (79,246)        132,427       (226,134)      (129,943)
   Internal rollovers                                                        -              26            315             21
   Cost of insurance and other charges                                 (96,739)       (436,657)    (1,866,918)      (524,202)
   Administrative charges                                               (7,545)        (32,534)       (75,657)       (52,260)
   Policy loans                                                        (34,943)        (45,966)       (86,734)       (42,188)
   Death benefits                                                         (628)         (3,330)        (9,282)        (4,206)
   Withdrawals                                                         (85,169)       (316,908)    (1,239,316)      (498,923)
                                                                    ----------      ----------    -----------     ----------
Increase (decrease) in net assets resulting from principal
  transactions                                                        (151,128)        (41,533)    (1,786,953)      (208,742)
                                                                    ----------      ----------    -----------     ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                 87,331       1,358,221        968,673        500,700
NET ASSETS:
   Beginning of year                                                 1,253,524       5,304,975     21,013,312      6,350,984
                                                                    ----------      ----------    -----------     ----------
   End of year                                                      $1,340,855      $6,663,196    $21,981,985     $6,851,684
                                                                    ==========      ==========    ===========     ==========
FOR THE YEAR ENDED DECEMBER 31, 2009
OPERATIONS:
   Net investment income (loss)                                     $   (5,916)     $   50,747    $   320,096     $  388,089
   Net realized gain (loss) on investments                             (56,321)       (641,775)    (2,493,308)      (395,144)
   Capital gain distributions from mutual funds                              -         123,527        601,252              -
   Net change in unrealized appreciation (depreciation) of
     investments                                                       569,243       1,647,646      6,012,085      1,734,519
                                                                    ----------      ----------    -----------     ----------
Increase (decrease) in net assets resulting from operations            507,006       1,180,145      4,440,125      1,727,464
                                                                    ----------      ----------    -----------     ----------
PRINCIPAL TRANSACTIONS:
   Net premiums                                                        162,960         744,371      2,215,067      1,135,396
   Net transfers from (to) other Divisions or fixed rate option         23,328           8,187       (436,222)       295,436
   Internal rollovers                                                        -             796            984          4,212
   Cost of insurance and other charges                                (110,716)       (452,316)    (2,138,286)      (611,419)
   Administrative charges                                               (7,910)        (36,050)       (97,183)       (57,546)
   Policy loans                                                        (20,436)       (133,246)      (458,798)      (155,415)
   Death benefits                                                      (35,091)         (1,448)       (92,226)       (13,188)
   Withdrawals                                                         (87,575)       (270,521)    (1,032,390)      (472,803)
                                                                    ----------      ----------    -----------     ----------
Increase (decrease) in net assets resulting from principal
  transactions                                                         (75,440)       (140,227)    (2,039,054)       124,673
                                                                    ----------      ----------    -----------     ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                431,566       1,039,918      2,401,071      1,852,137
NET ASSETS:
   Beginning of year                                                   821,958       4,265,057     18,612,241      4,498,847
                                                                    ----------      ----------    -----------     ----------
   End of year                                                      $1,253,524      $5,304,975    $21,013,312     $6,350,984
                                                                    ==========      ==========    ===========     ==========

                            See accompanying notes.

                                   VL-R - 24

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                                                          Divisions
                                                                         ------------
                                                                         Vanguard VIF
                                                                          REIT Index
                                                                          Portfolio
FOR THE YEAR ENDED DECEMBER 31, 2010
OPERATIONS:
   Net investment income (loss)                                          $   265,436
   Net realized gain (loss) on investments                                (3,044,469)
   Capital gain distributions from mutual funds                                    -
   Net change in unrealized appreciation (depreciation) of investments     5,819,952
                                                                         -----------
Increase (decrease) in net assets resulting from operations                3,040,919
                                                                         -----------
PRINCIPAL TRANSACTIONS:
   Net premiums                                                            1,507,209
   Net transfers from (to) other Divisions or fixed rate option             (404,024)
   Internal rollovers                                                            662
   Cost of insurance and other charges                                      (920,363)
   Administrative charges                                                    (74,499)
   Policy loans                                                              (95,698)
   Death benefits                                                            (24,868)
   Withdrawals                                                            (1,079,612)
                                                                         -----------
Increase (decrease) in net assets resulting from principal transactions   (1,091,193)
                                                                         -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    1,949,726
NET ASSETS:
   Beginning of year                                                      11,297,243
                                                                         -----------
   End of year                                                           $13,246,969
                                                                         ===========
FOR THE YEAR ENDED DECEMBER 31, 2009
OPERATIONS:
   Net investment income (loss)                                          $   377,056
   Net realized gain (loss) on investments                                (3,320,050)
   Capital gain distributions from mutual funds                              583,095
   Net change in unrealized appreciation (depreciation) of investments     4,908,978
                                                                         -----------
Increase (decrease) in net assets resulting from operations                2,549,079
                                                                         -----------
PRINCIPAL TRANSACTIONS:
   Net premiums                                                            1,792,410
   Net transfers from (to) other Divisions or fixed rate option              (89,891)
   Internal rollovers                                                          1,195
   Cost of insurance and other charges                                    (1,177,506)
   Administrative charges                                                    (88,585)
   Policy loans                                                             (137,655)
   Death benefits                                                            (67,307)
   Withdrawals                                                              (526,184)
                                                                         -----------
Increase (decrease) in net assets resulting from principal transactions     (293,523)
                                                                         -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    2,255,556
NET ASSETS:
   Beginning of year                                                       9,041,687
                                                                         -----------
   End of year                                                           $11,297,243
                                                                         ===========

                            See accompanying notes.

                                   VL-R - 25

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS

NOTE A - ORGANIZATION

Separate Account VL-R (the "Separate Account") was established by resolution of the Board of Directors of American General Life Insurance Company (the "Company") on May 6, 1997 to fund variable universal life insurance policies issued by the Company. The following products are included in the Separate
Account: AG Legacy Plus, Corporate America, Legacy Plus, Platinum Investor I, Platinum Investor II, Platinum Investor III, Platinum Investor IV, Platinum Investor FlexDirector, Platinum Investor PLUS, Platinum Investor Survivor, Platinum Investor Survivor II, Platinum Investor VIP, The One VUL Solution, AG Corporate Investor, AG Income Advantage VUL, Income Advantage Select, Protection Advantage Select, Survivor Advantage, and Corporate Investor Select. These products are no longer available for sale. The Company is an indirect, wholly-owned subsidiary of American International Group, Inc. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

The Separate Account is divided into "Divisions" that invest in independently managed mutual fund portfolios ("Funds"). The Funds available to policy owners through the various Divisions are as follows:

     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS): (16)
               Invesco V.I. Core Equity Fund - Series I (2) (17)
             Invesco V.I. Global Real Estate Fund - Series I (18)
            Invesco V.I. International Growth Fund - Series I (19)
          Invesco Van Kampen V.I. Capital Growth Fund - Series I (21)
            Invesco Van Kampen V.I. Government Fund - Series I (22)
        Invesco Van Kampen V.I. Growth and Income Fund - Series I (23)
          Invesco Van Kampen V.I. High Yield Fund - Series I (2) (24)

                     THE ALGER PORTFOLIOS ("ALGER"): (12)
         Alger Capital Appreciation Portfolio - Class I-2 Shares (13)
            Alger Mid Cap Growth Portfolio - Class I-2 Shares (14)

      AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. ("AMERICAN CENTURY VP"):
                   American Century VP Value Fund - Class I

                    CREDIT SUISSE TRUST ("CREDIT SUISSE"):
                Credit Suisse U.S. Equity Flex I Portfolio (8)

                 DREYFUS INVESTMENT PORTFOLIOS ("DREYFUS IP"):
            Dreyfus IP MidCap Stock Portfolio - Initial Shares (2)

               DREYFUS VARIABLE INVESTMENT FUND ("DREYFUS VIF"):
          Dreyfus VIF International Value Portfolio - Initial Shares Dreyfus VIF Opportunistic Small Cap Portfolio - Initial Shares (2) (15)
            Dreyfus VIF Quality Bond Portfolio - Initial Shares (2)

         FIDELITY(R) VARIABLE INSURANCE PRODUCTS ("FIDELITY(R) VIP"):
         Fidelity(R) VIP Asset Manager/SM/ Portfolio - Service Class 2
           Fidelity(R) VIP Contrafund(R) Portfolio - Service Class 2 Fidelity(R) VIP Equity-Income Portfolio - Service Class 2 Fidelity(R) VIP Freedom 2020 Portfolio - Service Class 2 Fidelity(R) VIP Freedom 2025 Portfolio - Service Class 2 Fidelity(R) VIP Freedom 2030 Portfolio - Service Class 2
              Fidelity(R) VIP Growth Portfolio - Service Class 2 Fidelity(R) VIP Mid Cap Portfolio - Service Class 2

 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST ("FRANKLIN TEMPLETON"):
     Franklin Templeton Franklin Small Cap Value Securities Fund - Class 2 Franklin Templeton Franklin Small-Mid Cap Growth Securities Fund - Class 2
          Franklin Templeton Franklin U.S. Government Fund - Class 2
          Franklin Templeton Mutual Shares Securities Fund - Class 2

                                   VL-R - 26

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE A - ORGANIZATION - CONTINUED

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST ("FRANKLIN TEMPLETON"): -
                                   CONTINUED
        Franklin Templeton Templeton Foreign Securities Fund - Class 2

         GOLDMAN SACHS VARIABLE INSURANCE TRUST ("GOLDMAN SACHS VIT"):
    Goldman Sachs VIT Strategic Growth Fund - Institutional Shares (1) (20)

                      JANUS ASPEN SERIES ("JANUS ASPEN"):
             Janus Aspen Enterprise Portfolio - Service Shares (9)
                 Janus Aspen Forty Portfolio - Service Shares
             Janus Aspen Overseas Portfolio - Service Shares (10)
           Janus Aspen Worldwide Portfolio - Service Shares (2) (11)

                           JPMORGAN INSURANCE TRUST:
          JPMorgan Insurance Trust Core Bond Portfolio - Class 1 (3)
       JPMorgan Insurance Trust Government Bond Portfolio - Class 1 (3)
     JPMorgan Insurance Trust International Equity Portfolio - Class 1 (4)
      JPMorgan Insurance Trust Mid Cap Value Portfolio - Class 1 (2) (5)
        JPMorgan Insurance Trust Small Cap Core Portfolio - Class 1 (6)

                   J.P. MORGAN SERIES TRUST II ("JPMORGAN"):
                   JPMorgan Mid Cap Value Portfolio (2) (5)

              MFS(R) VARIABLE INSURANCE TRUST/SM/ ("MFS(R) VIT"):
               MFS(R) VIT Core Equity Series - Initial Class (2)
                 MFS(R) VIT Growth Series - Initial Class (2)
                MFS(R) VIT New Discovery Series - Initial Class
                  MFS(R) VIT Research Series - Initial Class
                MFS(R) VIT Total Return Series - Initial Class

     NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST ("NEUBERGER BERMAN AMT"):
            Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I
               Neuberger Berman AMT Partners Portfolio - Class I
         Neuberger Berman AMT Socially Responsive Portfolio - Class I

              OPPENHEIMER VARIABLE ACCOUNT FUNDS ("OPPENHEIMER"):
               Oppenheimer Balanced Fund/VA - Non-Service Shares
          Oppenheimer Global Securities Fund/VA - Non-Service Shares
             Oppenheimer High Income Fund/VA - Non-Service Shares

                 PIMCO VARIABLE INSURANCE TRUST ("PIMCO VIT"):
    PIMCO VIT CommodityRealReturn Strategy Portfolio - Administrative Class
       PIMCO VIT Global Bond Portfolio (Unhedged) - Administrative Class
            PIMCO VIT Real Return Portfolio - Administrative Class
             PIMCO VIT Short-Term Portfolio - Administrative Class
            PIMCO VIT Total Return Portfolio - Administrative Class

                 PIONEER VARIABLE CONTRACTS TRUST ("PIONEER"):
                     Pioneer Fund VCT Portfolio - Class I
             Pioneer Growth Opportunities VCT Portfolio - Class I
                 Pioneer Mid Cap Value VCT Portfolio - Class I

                     PUTNAM VARIABLE TRUST ("PUTNAM VT"):
                 Putnam VT Diversified Income Fund - Class IB
                Putnam VT Growth and Income Fund - Class IB (2)
                 Putnam VT International Value Fund - Class IB
                Putnam VT Multi-Cap Growth Fund - Class IB (25)

                                   VL-R - 27

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE A - ORGANIZATION - CONTINUED

               PUTNAM VARIABLE TRUST ("PUTNAM VT"): - CONTINUED
                   Putnam VT Small Cap Value Fund - Class IB
                     Putnam VT Vista Fund - Class IB (25)
                       Putnam VT Voyager Fund - Class IB

                    SUNAMERICA SERIES TRUST ("SUNAMERICA"):
               SunAmerica Aggressive Growth Portfolio - Class 1
                    SunAmerica Balanced Portfolio - Class 1

               THE UNIVERSAL INSTITUTIONAL FUNDS, INC. ("UIF"):
               UIF Capital Growth Portfolio - Class I Shares (2)

                             VALIC COMPANY I: (7)
                VALIC Company I International Equities Fund (7)
                    VALIC Company I Mid Cap Index Fund (7)
                    VALIC Company I Money Market I Fund (7)
                 VALIC Company I Nasdaq-100(R) Index Fund (7)
                 VALIC Company I Science & Technology Fund (7)
                   VALIC Company I Small Cap Index Fund (7)
                     VALIC Company I Stock Index Fund (7)

           VANGUARD(R) VARIABLE INSURANCE FUND ("VANGUARD(R) VIF"):
                   Vanguard(R) VIF High Yield Bond Portfolio
                     Vanguard(R) VIF REIT Index Portfolio

(1)Effective May 1, 2003, Goldman Sachs VIT Capital Growth Fund - Institutional Shares is not available for new investments in existing policies.
(2)Effective May 1, 2006, this division is no longer offered as an investment option for applicable policies with an issue date of May 1, 2006 or later. This restriction is not applicable to Platinum Investor I, Platinum Investor Survivor and Corporate America policies.
(3)Effective April 24, 2009, JPMorgan Insurance Trust Government Bond Portfolio
   - Class 1 was acquired by JPMorgan Insurance Trust Core Bond Portfolio - Class 1.
(4)Effective April 24, 2009, JPMorgan International Equity Portfolio was acquired by JPMorgan Insurance Trust International Equity Portfolio - Class 1.
(5)Effective April 24, 2009, JPMorgan Mid Cap Value Portfolio was acquired by JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio - Class 1, which subsequently changed its name to JPMorgan Insurance Trust Mid Cap
   Value Portfolio - Class 1.
(6)Effective April 24, 2009, JPMorgan Small Company Portfolio was acquired by JPMorgan Insurance Trust Small Cap Equity Portfolio - Class 1, which subsequently changed its name to JPMorgan Insurance Trust Small Cap Core Portfolio - Class 1.
(7)Effective May 1, 2009, AIG Retirement Company I changed its name to VALIC Company I.
(8)Effective May 1, 2009, Credit Suisse Small Cap Core I Portfolio changed its name to Credit Suisse U.S. Equity Flex I Portfolio.
(9)Effective May 1, 2009, Janus Aspen Mid Cap Growth Portfolio - Service Shares changed its name to Janus Aspen Enterprise Portfolio - Service Shares.
(10)Effective May 1, 2009, Janus Aspen International Growth Portfolio - Service Shares changed its name to Janus Aspen Overseas Portfolio - Service Shares.
(11)Effective May 1, 2009, Janus Aspen Worldwide Growth Portfolio - Service Shares changed its name to Janus Aspen Worldwide Portfolio - Service Shares.
(12)Effective September 23, 2009, The Alger American Fund changed its name to The Alger Portfolios.
(13)Effective September 23, 2009, Alger American Capital Appreciation Portfolio
    - Class O Shares changed its name to Alger Capital Appreciation Portfolio - Class I-2 Shares.

                                   VL-R - 28

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE A - ORGANIZATION - CONTINUED

(14)Effective September 23, 2009, Alger American MidCap Growth Portfolio - Class O Shares changed its name to Alger Mid Cap Growth Portfolio - Class I-2 Shares.
(15)Effective April 19, 2010, Dreyfus VIF Developing Leaders Portfolio - Initial Shares changed its name to Dreyfus VIF Opportunistic Small Cap Portfolio - Initial Shares.
(16)Effective April 30, 2010, AIM Variable Insurance Funds changed its name to AIM Variable Insurance Funds (Invesco Variable Insurance Funds).
(17)Effective April 30, 2010, AIM V.I. Core Equity Fund - Series I changed its name to Invesco V.I. Core Equity Fund - Series I.
(18)Effective April 30, 2010, AIM V.I. Global Real Estate Fund - Series I changed its name to Invesco V.I. Global Real Estate Fund - Series I.
(19)Effective April 30, 2010, AIM V.I. International Growth Fund - Series I changed its name to Invesco V.I. International Growth Fund - Series I.
(20)Effective April 30, 2010, Goldman Sachs VIT Capital Growth Fund - Institutional Shares changed its name to Goldman Sachs VIT Strategic Growth Fund - Institutional Shares.
(21)Effective June 1, 2010, Van Kampen LIT Capital Growth Portfolio - Class I was acquired by the Invesco Van Kampen V.I. Capital Growth Fund - Series I.
(22)Effective June 1, 2010, Van Kampen LIT Government Portfolio - Class I was acquired by the Invesco Van Kampen V.I. Government Fund - Series I.
(23)Effective June 1, 2010, Van Kampen LIT Growth and Income Portfolio - Class I was acquired by the Invesco Van Kampen V.I. Growth and Income Fund - Series I.
(24)Effective June 1, 2010, UIF High Yield Portfolio - Class I was acquired by the Invesco Van Kampen V.I. High Yield Fund - Series I.
(25)Effective September 24, 2010, Putnam VT Vista Fund - Class IB merged into Putnam VT New Opportunities Fund - Class IB, which subsequently changed it's name to Putnam VT Multi-Cap Growth Fund - Class IB.

SunAmerica Asset Management Corp., an affiliate of the Company, serves as the investment advisor to SunAmerica Series Trust.

The Variable Annuity Life Insurance Company, an affiliate of the Company, serves as the investment advisor to VALIC Company I.

In addition to the Divisions above, policy owners may allocate funds to a fixed account that is part of the Company's general account. Policy owners should refer to the prospectus and prospectus supplements for a complete description of the available Funds and the fixed account.

The assets of the Separate Account are segregated from the Company's other assets. The operations of the Separate Account are part of the Company.

Net premiums from the policies are allocated to the Divisions and invested in the Funds in accordance with policy owner instructions. The premiums are recorded as principal transactions in the Statement of Changes in Net Assets.

NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND BASIS OF PRESENTATION

The accompanying financial statements of the Separate Account have been prepared on the basis of accounting principles generally accepted in the United States of America ("GAAP"). The accounting principles followed by the Separate Account and the methods of applying those principles are presented below.

RECENT ACCOUNTING PRONOUNCEMENTS - In June 2009, the FASB issued the FASB Accounting Standards Codification (Codification). The Codification became the single source for all authoritative GAAP recognized by the FASB to be applied for financial statements issued for periods ending after September 15, 2009. The Codification did not change GAAP and did not have an affect on this financial statement.

                                   VL-R - 29

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND BASIS OF PRESENTATION - CONTINUED

FAIR VALUE MEASUREMENTS - In September 2006, the FASB issued an accounting standard that defined fair value, established a framework for measuring fair value and expands disclosure requirements regarding fair value measurements but did not change existing guidance about whether an asset or liability is carried at fair value. The Company adopted the standard on January 1, 2008, its required effective date. Since that date, assets and liabilities recorded at fair value in the Separate Account balance sheet are measured and classified in a hierarchy for disclosure purposes consisting of three "levels" based on the observability of inputs available in the marketplace used to measure the fair values as discussed below. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Level 1 - Fair value measurements determined by quoted prices in active markets for identical investments. The Separate Account does not adjust the quoted price for such instruments. Level 1 assets and liabilities include government and agency securities, actively traded listed common stocks, most separate account assets and most mutual funds.

Level 2 - Fair value measurements based on observable inputs other than quoted prices included in Level 1, inputs such as quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. Level 2 assets and liabilities typically include certain government securities, most investment-grade and high-yield corporate bonds, certain asset backed securities, certain listed equities, state, municipal and provincial obligations, hybrid securities, mutual fund and derivative contracts.

Level 3 - Fair value measurements based on valuation techniques that use significant inputs that are unobservable. These measurements include circumstances in which there is little, if any, market activity for the asset or liability. Level 3 assets and liabilities principally include fixed maturities.

The Separate Account assets measured at fair value as of December 31, 2010 consist of investments in mutual funds that trade daily and are measured at fair value using end of day net asset values per share as determined by the Funds. As all assets of the account are classified as Level 1, no reconciliation of Level 3 assets and change in unrealized gains (losses) is presented. See Note E - Investments for the table presenting information about assets measured at fair value at December 31, 2010.

USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of income and expenses during the year. Actual results could differ from those estimates.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions which represent purchases and sales of investments are accounted for on the trade date at fair value. Realized gains and losses from security transactions are determined on the basis of first-in first-out. Dividend income and distributions of capital gains are recorded on the ex-dividend date and reinvested upon receipt.

POLICY LOANS - When a policy loan is made, the loan amount is transferred to the Company from the policy owner's selected investment Division(s), and held as collateral. Interest on this collateral amount is credited to the policy. Loan repayments are invested in the policy owner's selected investment Division(s), after they are first used to repay all loans taken from the declared fixed interest account option.

FEDERAL INCOME TAXES - The Company is taxed as a life insurance company under the Internal Revenue Code and includes the operations of the Separate Account in determining its federal income tax liability. As a result, the Separate Account is not taxed as a "Regulated Investment Company" under subchapter M of the Internal Revenue Code. Under existing federal income tax law, the investment income and capital gains from sales of investments realized by the Separate Account are not taxable. Therefore, no federal income tax provision has been made.

ACCUMULATION UNIT - This is a measuring unit used to calculate the policy owner's interest. Such units are valued on each day that the New York Stock Exchange ("NYSE") is open for business to reflect investment performance and the prorated daily deduction for mortality and expense risk charges.

                                   VL-R - 30

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND BASIS OF PRESENTATION - CONTINUED

INTERNAL ROLLOVERS - A policy owner with an eligible Company life insurance policy may elect to replace their existing policy with another insurance policy offered by the Company. Internal rollovers are included in the Statement of Changes in Net Assets under principal transactions.

NOTE C - POLICY CHARGES

DEDUCTIONS FROM PREMIUM PAYMENTS - Certain jurisdictions require that a deduction be made from each premium payment for premium taxes. The amount of such deduction currently ranges from 0% to 3.5%. For AG Corporate Investor, Corporate America, and Corporate Investor Select policies, the Company deducts from each premium payment a charge to cover costs associated with the issuance of the policy, administrative services the Company performs and a premium tax that is applicable to the Company in the state or other jurisdiction of the policy owner. A summary of premium expense charges for AG Corporate Investor, Corporate America, and Corporate Investor Select policies follows:

                               -----------------------------------------------------------------------
 POLICIES                      PREMIUM EXPENSE
                               -----------------------------------------------------------------------
-------------------------------
  AG Corporate Investor        4% up to the "target premium" and 5% on any premium amounts in excess of the "target premium" for policy years 1-3. 9% up to the
                               "target premium" and 5% on any premium amounts in excess of the
                               "target premium" for policy years 4-7. 5% of all premium payments in policy years 8 and thereafter.
-------------------------------
------------------------------------------------------------------------------------------------------
  Corporate America            9% up to the "target premium" and 5% on any premium amounts in excess of the "target premium" for policy years 1-7. 5% of all premium payments in policy years 8 and thereafter.
------------------------------------------------------------------------------------------------------
-------------------------------
  Corporate Investor Select    4% up to the "target premium" and 5% on any premium amounts in excess of the "target premium" for policy years 1-3. 9% up to the
                               "target premium" and 5% on any premium amounts in excess of the
                               "target premium" for policy years 4-7. 5% of all premium payments in policy years 8 and thereafter.
-------------------------------

The "target premium" is an amount of premium that is approximately equal to the seven-pay premium, which is the maximum amount of premium that may be paid without the policy becoming a modified endowment contract.

For other policies offered through the Separate Account (except for AG Corporate Investor, Corporate America, Corporate Investor Select, AG Legacy Plus, and Legacy Plus), the following premium expense charge may be deducted from each after-tax premium payment, prior to allocation to the Separate Account.

            -------------------------------------------------------
                                            Current Premium Expense
            POLICIES                                Charge
            -------------------------------------------------------
            -------------------------------------------------------
            AG Income Advantage VUL                  5.00%
            -------------------------------------------------------
            -------------------------------------------------------
            Income Advantage Select                  5.00%
            -------------------------------------------------------
            -------------------------------------------------------
            Platinum Investor I and II               2.50%
            -------------------------------------------------------
            -------------------------------------------------------
            Platinum Investor III                    5.00%
            -------------------------------------------------------
            -------------------------------------------------------
            Platinum Investor IV                     5.00%
            -------------------------------------------------------
            -------------------------------------------------------
            Platinum Investor FlexDirector           5.00%
            -------------------------------------------------------
            -------------------------------------------------------
            Platinum Investor PLUS                   5.00%
            -------------------------------------------------------
            -------------------------------------------------------
            Platinum Investor Survivor               6.50%
            -------------------------------------------------------
            -------------------------------------------------------
            Platinum Investor Survivor II            5.00%
            -------------------------------------------------------
            -------------------------------------------------------
            Platinum Investor VIP                    5.00%
            -------------------------------------------------------
            -------------------------------------------------------
            Protection Advantage Select              5.00%
            -------------------------------------------------------
            -------------------------------------------------------
            Survivor Advantage                       5.00%
            -------------------------------------------------------

MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGES - Deductions for administrative expenses and mortality and expense risks assumed by the Company are assessed through the daily unit value calculation and paid to the Company from the daily net asset value of the Divisions. A summary of these charges by policy follows:

                           MORTALITY AND          FIRST REDUCTION              SECOND REDUCTION
                            EXPENSE RISK          IN MORTALITY AND             IN MORTALITY AND
                         AND ADMINISTRATIVE       EXPENSE RISK AND             EXPENSE RISK AND
                          CHARGES MAXIMUM          ADMINISTRATIVE               ADMINISTRATIVE
POLICIES                    ANNUAL RATE             CHARGES RATE                 CHARGES RATE
--------                 ------------------ ---------------------------- ----------------------------
AG Corporate Investor...       0.65%        0.25% after 10th policy year 0.25% after 20th policy year
AG Income Advantage VUL.       0.70%        0.35% after 10th policy year 0.20% after 20th policy year
AG Legacy Plus..........       0.90%        0.25% after 10th policy year 0.25% after 20th policy year

                                   VL-R - 31

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS--CONTINUED

NOTE C - POLICY CHARGES - CONTINUED

                              MORTALITY AND          FIRST REDUCTION              SECOND REDUCTION
                               EXPENSE RISK          IN MORTALITY AND             IN MORTALITY AND
                            AND ADMINISTRATIVE       EXPENSE RISK AND             EXPENSE RISK AND
                             CHARGES MAXIMUM          ADMINISTRATIVE               ADMINISTRATIVE
POLICIES - CONTINUED           ANNUAL RATE             CHARGES RATE                 CHARGES RATE
--------------------        ------------------ ---------------------------- ----------------------------
Corporate America..........       0.35%        0.10% after 10th policy year 0.10% after 20th policy year
Corporate America (reduced
  surrender charge)........       0.65%        0.25% after 10th policy year 0.25% after 20th policy year
Corporate Investor Select..       0.65%        0.25% after 10th policy year 0.25% after 20th policy year
Income Advantage Select....       0.70%        0.35% after 10th policy year 0.20% after 20th policy year
Legacy Plus................       0.75%        0.25% after 10th policy year 0.25% after 20th policy year
Platinum Investor I and II.       0.75%        0.25% after 10th policy year 0.25% after 20th policy year
Platinum Investor III......       0.70%        0.25% after 10th policy year 0.35% after 20th policy year
Platinum Investor IV.......       0.70%        0.35% after 10th policy year 0.25% after 20th policy year
Platinum Investor
  FlexDirector.............       0.70%        0.25% after 10th policy year 0.35% after 20th policy year
Platinum Investor PLUS.....       0.70%        0.25% after 10th policy year 0.35% after 20th policy year
Platinum Investor
  Survivor.................       0.40%        0.20% after 10th policy year 0.10% after 30th policy year
Platinum Investor Survivor
  II.......................       0.75%        0.25% after 15th policy year 0.35% after 30th policy year
Platinum Investor VIP......       0.70%        0.35% after 10th policy year 0.20% after 20th policy year
Protection Advantage
  Select...................       0.70%        0.35% after 10th policy year 0.20% after 20th policy year
Survivor Advantage.........       0.70%        0.35% after 10th policy year 0.20% after 20th policy year

GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB) RIDER CHARGE - Daily charges for the GMWB rider are assessed through the daily unit value calculation on all policies that have elected this option and are equivalent, on an annual basis, to 0.75% of the value of the policy, which may be increased to a maximum of 1.50%. These charges are included as part of the mortality and expense risk and administrative charges line of the Statement of Operations.

MONTHLY ADMINISTRATIVE AND EXPENSE CHARGES - Monthly administrative charges are paid to the Company for the administrative services provided under the current policies. The Company may charge a maximum fee of $12 for the monthly administration charge. The Company may deduct an additional monthly expense charge for expenses associated with acquisition, administrative and underwriting of your policy. The monthly expense charge is applied only against each $1,000 of base coverage. This charge varies according to the ages, gender and the premium classes of both of the contingent insurers, as well as the amount of coverage. The monthly administrative and expense charges are paid by redemption of units outstanding. Monthly administrative and expense charges are included with cost of insurance in the Statement of Changes in Net Assets under principal transactions.

COST OF INSURANCE CHARGE - Since determination of both the insurance rate and the Company's net amount at risk depends upon several factors, the cost of insurance deduction may vary from month to month. Policy accumulation value, specified amount of insurance and certain characteristics of the insured person are among the variables included in the calculation for the monthly cost of insurance deduction. The cost of insurance charges are paid by redemption of units outstanding. Cost of insurance charges are included in the Statement of Changes in Net Assets under principal transactions.

OPTIONAL RIDER CHARGES - Monthly charges are deducted if the policy owner selects additional benefit riders. The charges for any rider selected will vary by policy within a range based on either the personal characteristics of the insured person or the specific coverage chosen under the rider. The rider charges are paid by redemption of units outstanding. Optional rider charges are included with cost of insurance in the Statement of Changes in Net Assets under principal transactions.

TRANSFER CHARGES - The Company reserves the right to charge a $25 transfer fee for each transfer in excess of 12 during the policy year. Transfer requests are subject to the Company's published rules concerning market timing. A policy owner who violates these rules will for a period of time (typically six months), have certain restrictions placed on transfers. The transfer charges are paid by redemption of units outstanding. Transfer charges are included with net transfers from (to) other divisions or fixed rate option in the Statement of Changes in Net Assets under principal transactions.

                                   VL-R - 32

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE C - POLICY CHARGES - CONTINUED

SURRENDER CHARGE - A surrender charge may be applicable to certain withdrawal amounts and is payable to the Company. The amount of the surrender charge depends on the age and other insurance characteristics of the insured person. For partial surrender, the Company may charge a maximum transaction fee per policy equal to the lesser of 2% of the amount withdrawn or $25. Currently, a $10 transaction fee per policy is charged for each partial surrender. The surrender and partial withdrawal charges are paid by redemption of units outstanding. Surrender and partial withdrawal charges are included with withdrawals in the Statement of Changes in Net Assets under principal transactions.

POLICY LOAN - A loan may be requested against the policy while the policy has a net cash surrender value. The daily interest charge on the loan is paid to the Company for the expenses of administering and providing policy loans. The interest charge is collected through any loan repayment from the policyholder.

                                   VL-R - 33

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE D - SECURITY PURCHASES AND SALES

For the year ended December 31, 2010, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                                             Cost of    Proceeds
Divisions                                                                   Purchases  from Sales
-------------------------------------------------------------------------------------------------
Alger Capital Appreciation Portfolio - Class I-2 Shares                     $  486,664 $  579,694
Alger Mid Cap Growth Portfolio - Class I-2 Shares                              635,938    431,100
American Century VP Value Fund - Class I                                     1,493,499  2,363,353
Credit Suisse U.S. Equity Flex I Portfolio                                     132,853    212,172
Dreyfus IP MidCap Stock Portfolio - Initial Shares                             430,935    601,522
Dreyfus VIF International Value Portfolio - Initial Shares                      33,744      7,996
Dreyfus VIF Opportunistic Small Cap Portfolio - Initial Shares                 392,718  1,001,526
Dreyfus VIF Quality Bond Portfolio - Initial Shares                            901,246  1,344,821
Fidelity VIP Asset Manager Portfolio - Service Class 2                         374,067  1,418,943
Fidelity VIP Contrafund Portfolio - Service Class 2                          2,307,756  4,797,025
Fidelity VIP Equity-Income Portfolio - Service Class 2                       1,177,594  2,193,573
Fidelity VIP Freedom 2020 Portfolio - Service Class 2                           84,826     33,723
Fidelity VIP Freedom 2025 Portfolio - Service Class 2                           55,147     79,968
Fidelity VIP Freedom 2030 Portfolio - Service Class 2                          183,451     78,308
Fidelity VIP Growth Portfolio - Service Class 2                              1,548,036  2,194,201
Fidelity VIP Mid Cap Portfolio - Service Class 2                             1,427,013  1,442,609
Franklin Templeton Franklin Small Cap Value Securities Fund - Class 2        1,208,304  1,535,034
Franklin Templeton Franklin Small-Mid Cap Growth Securities Fund - Class 2           -      9,245
Franklin Templeton Franklin U.S. Government Fund - Class 2                     912,401  1,362,638
Franklin Templeton Mutual Shares Securities Fund - Class 2                   1,879,513  1,464,753
Franklin Templeton Templeton Foreign Securities Fund - Class 2                 946,139  1,294,652
Goldman Sachs VIT Strategic Growth Fund - Institutional Shares                  21,841    404,236
Invesco V.I. Core Equity Fund - Series I                                       483,590  1,397,144
Invesco V.I. Global Real Estate Fund - Series I                                 35,187      6,228
Invesco V.I. International Growth Fund - Series I                              954,857  2,233,876
Invesco Van Kampen V.I. Capital Growth Fund - Series I                           1,743      3,028
Invesco Van Kampen V.I. Government Fund - Series I                               1,666     11,061
Invesco Van Kampen V.I. Growth and Income Fund - Series I                    1,216,127  1,278,789
Invesco Van Kampen V.I. High Yield Fund - Series I                             758,825    565,553
Janus Aspen Enterprise Portfolio - Service Shares                              306,668    453,622
Janus Aspen Forty Portfolio - Service Shares                                    92,482     72,661
Janus Aspen Overseas Portfolio - Service Shares                              1,636,991  3,223,146
Janus Aspen Worldwide Portfolio - Service Shares                               245,544    511,974
JPMorgan Insurance Trust Core Bond Portfolio - Class 1                          24,895     12,183
JPMorgan Insurance Trust International Equity Portfolio - Class 1               13,389      9,465
JPMorgan Insurance Trust Mid Cap Value Portfolio - Class 1                      28,524    171,675
JPMorgan Insurance Trust Small Cap Core Portfolio - Class 1                    451,955    687,056
MFS VIT Core Equity Series - Initial Class                                     212,108    412,825
MFS VIT Growth Series - Initial Class                                          489,488  1,619,936
MFS VIT New Discovery Series - Initial Class                                   575,673    573,086
MFS VIT Research Series - Initial Class                                      1,559,729    862,331
MFS VIT Total Return Series - Initial Class                                     27,299     68,855
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I                        580,256  1,212,882
Neuberger Berman AMT Partners Portfolio - Class I                                2,352      2,774
Neuberger Berman AMT Socially Responsive Portfolio - Class I                     7,946        321
Oppenheimer Balanced Fund/VA - Non-Service Shares                              218,091    247,658
Oppenheimer Global Securities Fund/VA - Non-Service Shares                     730,197    848,986
Oppenheimer High Income Fund/VA - Non-Service Shares                           118,814      3,456
PIMCO VIT CommodityRealReturn Strategy Portfolio - Administrative Class      1,850,005  1,105,342
PIMCO VIT Global Bond Portfolio (Unhedged) - Administrative Class               34,313     43,379
PIMCO VIT Real Return Portfolio - Administrative Class                       2,348,961  2,648,569

                                   VL-R - 34

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE D - SECURITY PURCHASES AND SALES - CONTINUED

For the year ended December 31, 2010, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                          Cost of   Proceeds from
Divisions                                                Purchases      Sales
---------------------------------------------------------------------------------
PIMCO VIT Short-Term Portfolio - Administrative Class    $2,019,532  $ 1,905,719
PIMCO VIT Total Return Portfolio - Administrative Class   7,393,552    7,421,786
Pioneer Fund VCT Portfolio - Class I                        153,356      414,006
Pioneer Growth Opportunities VCT Portfolio - Class I        174,579      588,131
Pioneer Mid Cap Value VCT Portfolio - Class I               266,845      199,469
Putnam VT Diversified Income Fund - Class IB              1,409,893      554,982
Putnam VT Growth and Income Fund - Class IB                 549,478    1,443,393
Putnam VT International Value Fund - Class IB               590,189      912,706
Putnam VT Multi-Cap Growth Fund - Class IB                  159,878          613
Putnam VT Small Cap Value Fund - Class IB                    69,611       66,765
Putnam VT Vista Fund - Class IB                               3,292      161,076
Putnam VT Voyager Fund - Class IB                             8,337       22,436
SunAmerica Aggressive Growth Portfolio - Class 1            322,026      328,423
SunAmerica Balanced Portfolio - Class 1                     195,603      195,436
UIF Capital Growth Portfolio - Class I Shares               309,839      593,121
VALIC Company I International Equities Fund                 387,582      455,390
VALIC Company I Mid Cap Index Fund                        1,199,535    2,295,897
VALIC Company I Money Market I Fund                       7,595,789   15,061,004
VALIC Company I Nasdaq-100 Index Fund                       689,134      669,348
VALIC Company I Science & Technology Fund                   375,326      534,906
VALIC Company I Small Cap Index Fund                      1,051,303    1,077,285
VALIC Company I Stock Index Fund                          1,919,721    3,180,977
Vanguard VIF High Yield Bond Portfolio                    1,954,465    1,758,978
Vanguard VIF REIT Index Portfolio                         1,674,196    2,499,954

                                   VL-R - 35

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE E - INVESTMENTS

The following is a summary of fund shares owned as of December 31, 2010.

                                                                                 Net Asset
                                                                                 Value Per Value of Shares Cost of Shares Level
Divisions                                                               Shares     Share    at Fair Value       Held       (a)
-------------------------------------------------------------------------------------------------------------------------------
Alger Capital Appreciation Portfolio - Class I-2 Shares                   64,981  $52.16     $ 3,389,408    $ 2,740,177     1
Alger Mid Cap Growth Portfolio - Class I-2 Shares                        223,626   12.75       2,851,234      2,667,375     1
American Century VP Value Fund - Class I                               2,200,905    5.86      12,897,305     13,711,561     1
Credit Suisse U.S. Equity Flex I Portfolio                               104,009   14.25       1,482,129      1,446,267     1
Dreyfus IP MidCap Stock Portfolio - Initial Shares                       296,253   13.17       3,901,650      3,992,405     1
Dreyfus VIF International Value Portfolio - Initial Shares                10,264   11.21         115,063         98,996     1
Dreyfus VIF Opportunistic Small Cap Portfolio - Initial Shares           250,544   30.59       7,664,130      8,452,484     1
Dreyfus VIF Quality Bond Portfolio - Initial Shares                      701,706   11.55       8,104,700      7,667,939     1
Fidelity VIP Asset Manager Portfolio - Service Class 2                   333,365   14.30       4,767,125      4,583,707     1
Fidelity VIP Contrafund Portfolio - Service Class 2                    1,252,182   23.49      29,413,760     30,448,553     1
Fidelity VIP Equity-Income Portfolio - Service Class 2                   805,128   18.75      15,096,154     16,952,960     1
Fidelity VIP Freedom 2020 Portfolio - Service Class 2                     18,523   10.55         195,416        174,952     1
Fidelity VIP Freedom 2025 Portfolio - Service Class 2                     22,401   10.44         233,867        208,278     1
Fidelity VIP Freedom 2030 Portfolio - Service Class 2                     65,740   10.18         669,237        570,670     1
Fidelity VIP Growth Portfolio - Service Class 2                          364,515   36.72      13,384,997     11,544,843     1
Fidelity VIP Mid Cap Portfolio - Service Class 2                         294,105   32.13       9,449,594      7,943,697     1
Franklin Templeton Franklin Small Cap Value Securities Fund - Class 2    599,276   16.25       9,738,235      8,377,236     1
Franklin Templeton Franklin Small-Mid Cap Growth Securities Fund -
  Class 2                                                                  3,796   21.53          81,736         73,050     1
Franklin Templeton Franklin U.S. Government Fund - Class 2               354,966   13.11       4,653,610      4,558,273     1
Franklin Templeton Mutual Shares Securities Fund - Class 2               574,485   15.95       9,163,036      9,652,815     1
Franklin Templeton Templeton Foreign Securities Fund - Class 2           471,743   14.29       6,741,213      6,937,154     1
Goldman Sachs VIT Strategic Growth Fund - Institutional Shares           446,550   12.01       5,363,070      4,292,221     1
Invesco V.I. Core Equity Fund - Series I                                 324,893   27.03       8,781,856      8,050,822     1
Invesco V.I. Global Real Estate Fund - Series I                            4,929   13.58          66,935         60,045     1
Invesco V.I. International Growth Fund - Series I                        342,950   28.69       9,839,243      8,992,232     1
Invesco Van Kampen V.I. Capital Growth Fund - Series I                     1,175   34.00          39,952         29,877     1
Invesco Van Kampen V.I. Government Fund - Series I                         9,939    9.21          91,535         90,909     1
Invesco Van Kampen V.I. Growth and Income Fund - Series I                579,893   18.40      10,670,023     10,686,583     1
Invesco Van Kampen V.I. High Yield Fund - Series I                       165,852   11.86       1,967,003      1,901,487     1
Janus Aspen Enterprise Portfolio - Service Shares                        114,169   37.53       4,284,774      3,113,532     1
Janus Aspen Forty Portfolio - Service Shares                               6,864   35.24         241,882        199,872     1
Janus Aspen Overseas Portfolio - Service Shares                          286,359   56.04      16,047,582     12,734,956     1
Janus Aspen Worldwide Portfolio - Service Shares                         120,399   29.80       3,587,881      3,373,066     1
JPMorgan Insurance Trust Core Bond Portfolio - Class 1                     6,031   11.54          69,594         65,185     1
JPMorgan Insurance Trust International Equity Portfolio - Class 1          6,979   10.20          71,188         56,995     1
JPMorgan Insurance Trust Mid Cap Value Portfolio - Class 1               335,595    6.80       2,282,044      1,444,761     1
JPMorgan Insurance Trust Small Cap Core Portfolio - Class 1              178,854   14.95       2,673,872      2,316,798     1
MFS VIT Core Equity Series - Initial Class                               221,323   15.65       3,463,702      2,910,796     1
MFS VIT Growth Series - Initial Class                                    413,762   24.69      10,215,781      7,378,560     1
MFS VIT New Discovery Series - Initial Class                             301,338   18.31       5,517,501      3,948,771     1
MFS VIT Research Series - Initial Class                                  260,910   19.04       4,967,721      3,911,697     1
MFS VIT Total Return Series - Initial Class                               27,910   18.71         522,194        540,284     1
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I                  187,411   27.42       5,138,797      4,539,353     1
Neuberger Berman AMT Partners Portfolio - Class I                          6,768   11.27          76,273         77,130     1
Neuberger Berman AMT Socially Responsive Portfolio - Class I               2,088   14.86          31,029         22,912     1
Oppenheimer Balanced Fund/VA - Non-Service Shares                        129,779   11.47       1,488,560      1,568,717     1
Oppenheimer Global Securities Fund/VA - Non-Service Shares               191,102   30.30       5,790,384      5,551,600     1
Oppenheimer High Income Fund/VA - Non-Service Shares                      64,602    2.13         137,602        155,374     1
PIMCO VIT CommodityRealReturn Strategy Portfolio - Administrative
  Class                                                                  392,630    9.01       3,537,592      3,254,160     1
PIMCO VIT Global Bond Portfolio (Unhedged) - Administrative Class          5,854   13.49          78,976         75,077     1
PIMCO VIT Real Return Portfolio - Administrative Class                 1,083,667   13.14      14,239,383     13,575,931     1

                                   VL-R - 36

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE E - INVESTMENTS - CONTINUED

The following is a summary of fund shares owned as of December 31, 2010.

                                                                    Net Asset
                                                                    Value Per Value of Shares Cost of Shares Level
Divisions                                                  Shares     Share    at Fair Value       Held       (a)
------------------------------------------------------------------------------------------------------------------
PIMCO VIT Short-Term Portfolio - Administrative Class       512,323  $10.18     $ 5,215,444    $ 5,143,654     1
PIMCO VIT Total Return Portfolio - Administrative Class   2,676,546   11.08      29,656,124     28,493,935     1
Pioneer Fund VCT Portfolio - Class I                         93,445   22.43       2,095,966      1,932,605     1
Pioneer Growth Opportunities VCT Portfolio - Class I        132,792   23.01       3,055,535      2,863,156     1
Pioneer Mid Cap Value VCT Portfolio - Class I                39,514   16.93         668,975        563,043     1
Putnam VT Diversified Income Fund - Class IB                912,123    7.83       7,141,922      7,036,405     1
Putnam VT Growth and Income Fund - Class IB                 636,487   16.23      10,330,184     12,695,009     1
Putnam VT International Value Fund - Class IB               581,698    9.35       5,438,877      7,113,418     1
Putnam VT Multi-Cap Growth Fund - Class IB                    8,867   20.35         180,442        159,304     1
Putnam VT Small Cap Value Fund - Class IB                    22,421   13.78         308,957        318,375     1
Putnam VT Voyager Fund - Class IB                             9,162   38.66         354,200        242,626     1
SunAmerica Aggressive Growth Portfolio - Class 1             91,685    9.90         907,479        801,043     1
SunAmerica Balanced Portfolio - Class 1                     103,997   14.38       1,495,383      1,418,741     1
UIF Capital Growth Portfolio - Class I Shares               140,959   20.70       2,917,844      2,108,903     1
VALIC Company I International Equities Fund                 509,907    6.43       3,278,699      3,398,643     1
VALIC Company I Mid Cap Index Fund                          701,292   20.52      14,390,507     12,927,407     1
VALIC Company I Money Market I Fund                      16,776,610    1.00      16,776,610     16,776,610     1
VALIC Company I Nasdaq-100 Index Fund                       663,698    6.02       3,995,461      3,105,230     1
VALIC Company I Science & Technology Fund                    83,646   16.03       1,340,853      1,019,292     1
VALIC Company I Small Cap Index Fund                        464,011   14.36       6,663,198      6,065,448     1
VALIC Company I Stock Index Fund                            886,370   24.80      21,981,984     23,787,255     1
Vanguard VIF High Yield Bond Portfolio                      880,679    7.78       6,851,685      6,389,785     1
Vanguard VIF REIT Index Portfolio                         1,279,900   10.35      13,246,970     11,626,566     1

--------
(a)Represents the level within the fair value hierarchy under which the portfolio is classified as described in Note B to the financial statements.

                                   VL-R - 37

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE F - SUMMARY OF CHANGES IN UNITS

Summary of Changes in Units for the year ended December 31, 2010.

                                                                   Accumulation Units Accumulation Units Net Increase
Divisions                                                                Issued            Redeemed       (Decrease)
---------------------------------------------------------------------------------------------------------------------
Alger Capital Appreciation Portfolio - Class I-2 Shares
   AG Income Advantage VUL                                                1,825             (3,286)         (1,461)
   Corporate America (reduced surrender charge)                           2,055               (211)          1,844
   Income Advantage Select                                                1,623               (514)          1,109
   Platinum Investor I & II                                                  18             (1,539)         (1,521)
   Platinum Investor I & II (first reduction in expense ratio)            3,093                (76)          3,017
   Platinum Investor III                                                  5,510            (13,468)         (7,958)
   Platinum Investor III (first reduction in expense ratio)                 339                  -             339
   Platinum Investor IV                                                   2,313             (4,369)         (2,056)
   Platinum Investor FlexDirector                                            35                (19)             16
   Platinum Investor PLUS                                                 1,461             (1,643)           (182)
   Platinum Investor Survivor                                               782                (70)            712
   Platinum Investor Survivor (first reduction in expense ratio)            770                  -             770
   Platinum Investor Survivor II                                            251               (503)           (252)
   Platinum Investor VIP                                                 11,134             (8,339)          2,795
   Platinum Investor VIP (with GMWB rider)                                  643               (123)            520
   Protection Advantage Select                                            4,287             (1,782)          2,505
Alger Mid Cap Growth Portfolio - Class I-2 Shares
   AG Income Advantage VUL                                                1,692             (2,984)         (1,292)
   AG Income Advantage VUL (with GMWB rider)                                  -                (60)            (60)
   Corporate America (reduced surrender charge)                           1,487             (3,882)         (2,395)
   Income Advantage Select                                                  844               (175)            669
   Platinum Investor I & II                                                  32               (379)           (347)
   Platinum Investor I & II (first reduction in expense ratio)                5                (19)            (14)
   Platinum Investor III                                                  8,764            (10,350)         (1,586)
   Platinum Investor IV                                                   3,784             (6,913)         (3,129)
   Platinum Investor FlexDirector                                            58                (86)            (28)
   Platinum Investor PLUS                                                 1,775             (2,860)         (1,085)
   Platinum Investor Survivor                                                 -             (4,655)         (4,655)
   Platinum Investor Survivor (first reduction in expense ratio)          8,922                 (7)          8,915
   Platinum Investor Survivor II                                         25,216             (2,025)         23,191
   Platinum Investor VIP                                                  9,798             (7,136)          2,662
   Platinum Investor VIP (with GMWB rider)                                   35                 (8)             27
   Protection Advantage Select                                            1,131             (5,794)         (4,663)
American Century VP Value Fund - Class I
   AG Income Advantage VUL                                                1,721             (1,040)            681
   AG Legacy Plus                                                           505             (5,048)         (4,543)
   AG Legacy Plus (first reduction in expense ratio)                      1,079                (21)          1,058
   Corporate America (reduced surrender charge)                           5,641             (2,218)          3,423
   Income Advantage Select                                                  502               (316)            186
   Platinum Investor I & II                                               1,589            (55,793)        (54,204)
   Platinum Investor I & II (first reduction in expense ratio)           58,463            (28,664)         29,799
   Platinum Investor III                                                 43,487            (77,892)        (34,405)
   Platinum Investor III (first reduction in expense ratio)                  16                  -              16
   Platinum Investor IV                                                  13,204            (11,681)          1,523
   Platinum Investor FlexDirector                                            51               (130)            (79)
   Platinum Investor PLUS                                                 7,788            (10,424)         (2,636)
   Platinum Investor Survivor                                               453             (4,906)         (4,453)
   Platinum Investor Survivor (first reduction in expense ratio)          6,108                (49)          6,059
   Platinum Investor Survivor II                                          7,621             (5,692)          1,929
   Platinum Investor VIP                                                 29,074            (23,079)          5,995
   Platinum Investor VIP (with GMWB rider)                                    2                 (5)             (3)
   Protection Advantage Select                                            2,087             (1,114)            973

                                   VL-R - 38

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE F - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2010.

                                                                   Accumulation Units Accumulation Units Net Increase
Divisions                                                                Issued            Redeemed       (Decrease)
---------------------------------------------------------------------------------------------------------------------
Credit Suisse U.S. Equity Flex I Portfolio
   AG Income Advantage VUL                                                  367                (356)             11
   AG Income Advantage VUL (with GMWB rider)                                  -                 (37)            (37)
   Corporate America (reduced surrender charge)                             237                 (21)            216
   Income Advantage Select                                                  131                 (99)             32
   Platinum Investor I & II                                                 274              (3,119)         (2,845)
   Platinum Investor I & II (first reduction in expense ratio)            2,277                (215)          2,062
   Platinum Investor III                                                 16,624             (23,438)         (6,814)
   Platinum Investor III (first reduction in expense ratio)               2,128                   -           2,128
   Platinum Investor IV                                                   1,566              (2,657)         (1,091)
   Platinum Investor FlexDirector                                         2,652                (189)          2,463
   Platinum Investor PLUS                                                 2,448              (3,240)           (792)
   Platinum Investor Survivor                                                62              (2,749)         (2,687)
   Platinum Investor Survivor (first reduction in expense ratio)          1,042                   -           1,042
   Platinum Investor Survivor II                                          1,548              (1,689)           (141)
   Platinum Investor VIP                                                  2,587              (4,109)         (1,522)
   Protection Advantage Select                                              508              (3,687)         (3,179)
Dreyfus IP MidCap Stock Portfolio - Initial Shares
   Platinum Investor I & II                                                 890             (28,097)        (27,207)
   Platinum Investor I & II (first reduction in expense ratio)           43,515              (5,644)         37,871
   Platinum Investor III                                                 22,434             (35,333)        (12,899)
   Platinum Investor III (first reduction in expense ratio)                 648                  (6)            642
   Platinum Investor IV                                                   3,865              (3,670)            195
   Platinum Investor FlexDirector                                             2                  (3)             (1)
   Platinum Investor PLUS                                                 1,925              (2,446)           (521)
   Platinum Investor Survivor                                               546              (3,458)         (2,912)
   Platinum Investor Survivor (first reduction in expense ratio)          4,823                 (46)          4,777
   Platinum Investor Survivor II                                            529              (1,614)         (1,085)
Dreyfus VIF International Value Portfolio - Initial Shares
   AG Income Advantage VUL                                                1,140                (677)            463
   AG Income Advantage VUL (with GMWB rider)                                  -                 (46)            (46)
   Income Advantage Select                                                1,435                (496)            939
   Protection Advantage Select                                            1,943                (927)          1,016
Dreyfus VIF Opportunistic Small Cap Portfolio - Initial Shares
   Corporate America                                                         30                (815)           (785)
   Platinum Investor I & II                                               9,498            (109,975)       (100,477)
   Platinum Investor I & II (first reduction in expense ratio)          126,864             (35,022)         91,842
   Platinum Investor III                                                 58,527            (115,156)        (56,629)
   Platinum Investor III (first reduction in expense ratio)              27,996                (134)         27,862
   Platinum Investor IV                                                   5,408              (4,680)            728
   Platinum Investor FlexDirector                                             -                (464)           (464)
   Platinum Investor PLUS                                                 6,883              (7,160)           (277)
   Platinum Investor Survivor                                               977             (19,308)        (18,331)
   Platinum Investor Survivor (first reduction in expense ratio)         15,299                 (55)         15,244
   Platinum Investor Survivor II                                            276              (1,146)           (870)
Dreyfus VIF Quality Bond Portfolio - Initial Shares
   Corporate America                                                         11                (462)           (451)
   Corporate America (reduced surrender charge)                           2,255              (3,799)         (1,544)
   Platinum Investor I & II                                               1,081             (79,776)        (78,695)
   Platinum Investor I & II (first reduction in expense ratio)          113,244             (24,414)         88,830
   Platinum Investor III                                                 23,104             (81,868)        (58,764)
   Platinum Investor III (first reduction in expense ratio)              53,535                   -          53,535
   Platinum Investor IV                                                   3,941              (5,236)         (1,295)

                                   VL-R - 39

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE F - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2010.

                                                                   Accumulation Units Accumulation Units Net Increase
Divisions                                                                Issued            Redeemed       (Decrease)
---------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Quality Bond Portfolio - Initial Shares - Continued
   Platinum Investor FlexDirector                                            53                 (40)             13
   Platinum Investor PLUS                                                 2,569              (6,207)         (3,638)
   Platinum Investor Survivor                                               252             (10,154)         (9,902)
   Platinum Investor Survivor (first reduction in expense ratio)         14,317                (118)         14,199
   Platinum Investor Survivor II                                            537              (3,563)         (3,026)
Fidelity VIP Asset Manager Portfolio - Service Class 2
   AG Income Advantage VUL                                                1,098                (418)            680
   AG Legacy Plus                                                           446              (1,325)           (879)
   Income Advantage Select                                                  123                (147)            (24)
   Platinum Investor I & II                                                 259             (62,555)        (62,296)
   Platinum Investor I & II (first reduction in expense ratio)            3,780              (2,297)          1,483
   Platinum Investor III                                                 24,782             (51,001)        (26,219)
   Platinum Investor IV                                                   1,877              (2,958)         (1,081)
   Platinum Investor FlexDirector                                            16                 (67)            (51)
   Platinum Investor PLUS                                                 2,733              (3,570)           (837)
   Platinum Investor Survivor                                               404              (5,942)         (5,538)
   Platinum Investor Survivor (first reduction in expense ratio)          6,302                 (11)          6,291
   Platinum Investor Survivor II                                          1,995              (2,760)           (765)
   Platinum Investor VIP                                                  5,192              (3,309)          1,883
   Protection Advantage Select                                            2,972              (2,165)            807
Fidelity VIP Contrafund Portfolio - Service Class 2
   AG Income Advantage VUL                                                6,124              (5,044)          1,080
   AG Legacy Plus                                                           697              (4,278)         (3,581)
   AG Legacy Plus (first reduction in expense ratio)                      1,302                 (22)          1,280
   Corporate America (reduced surrender charge)                           7,541              (5,451)          2,090
   Corporate Investor Select                                                162                 (17)            145
   Income Advantage Select                                                1,860              (1,313)            547
   Platinum Investor I & II                                               4,643            (117,694)       (113,051)
   Platinum Investor I & II (first reduction in expense ratio)          134,114             (49,885)         84,229
   Platinum Investor III                                                 94,995            (313,446)       (218,451)
   Platinum Investor III (first reduction in expense ratio)             147,181                (679)        146,502
   Platinum Investor IV                                                  27,259             (19,703)          7,556
   Platinum Investor FlexDirector                                           451              (1,530)         (1,079)
   Platinum Investor PLUS                                                12,537             (17,378)         (4,841)
   Platinum Investor Survivor                                             4,422             (15,279)        (10,857)
   Platinum Investor Survivor (first reduction in expense ratio)         28,135                (187)         27,948
   Platinum Investor Survivor II                                          5,532             (46,624)        (41,092)
   Platinum Investor VIP                                                 57,378             (52,068)          5,310
   Platinum Investor VIP (with GMWB rider)                                   86                 (62)             24
   Protection Advantage Select                                           11,977              (3,840)          8,137
Fidelity VIP Equity-Income Portfolio - Service Class 2
   AG Income Advantage VUL                                                7,128              (4,348)          2,780
   AG Legacy Plus                                                         1,124              (8,502)         (7,378)
   AG Legacy Plus (first reduction in expense ratio)                      1,931                 (40)          1,891
   Corporate America (reduced surrender charge)                           3,450              (3,783)           (333)
   Corporate Investor Select                                                172                 (25)            147
   Income Advantage Select                                                1,600                (557)          1,043
   Platinum Investor I & II                                               2,833             (39,148)        (36,315)
   Platinum Investor I & II (first reduction in expense ratio)           31,304             (26,363)          4,941
   Platinum Investor III                                                 89,086            (147,542)        (58,456)
   Platinum Investor III (first reduction in expense ratio)               3,131                  (8)          3,123
   Platinum Investor IV                                                  11,246             (10,581)            665

                                   VL-R - 40

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE F - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2010.

                                                                    Accumulation Units Accumulation Units Net Increase
Divisions                                                                 Issued            Redeemed       (Decrease)
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio - Service Class 2 - Continued
   Platinum Investor FlexDirector                                          1,636                (472)          1,164
   Platinum Investor PLUS                                                 10,566             (13,625)         (3,059)
   Platinum Investor Survivor                                              4,188             (18,658)        (14,470)
   Platinum Investor Survivor (first reduction in expense ratio)           8,564                 (84)          8,480
   Platinum Investor Survivor II                                           2,504             (15,842)        (13,338)
   Platinum Investor VIP                                                  26,235             (23,101)          3,134
   Platinum Investor VIP (with GMWB rider)                                   239                 (60)            179
   Protection Advantage Select                                             2,616              (1,656)            960
Fidelity VIP Freedom 2020 Portfolio - Service Class 2
   AG Income Advantage VUL                                                 2,089                (877)          1,212
   Corporate Investor Select                                                   -                  (7)             (7)
   Income Advantage Select                                                   136                 (77)             59
   Platinum Investor III                                                   1,758                (473)          1,285
   Platinum Investor IV                                                       80                 (46)             34
   Platinum Investor FlexDirector                                             96                 (68)             28
   Platinum Investor VIP                                                   1,464                (764)            700
   Protection Advantage Select                                             3,369              (1,855)          1,514
Fidelity VIP Freedom 2025 Portfolio - Service Class 2
   AG Income Advantage VUL                                                   963              (1,845)           (882)
   Corporate America (reduced surrender charge)                                -              (1,124)         (1,124)
   Income Advantage Select                                                    22                 (12)             10
   Platinum Investor III                                                     792              (1,078)           (286)
   Platinum Investor IV                                                       38                 (22)             16
   Platinum Investor PLUS                                                    281              (1,559)         (1,278)
   Platinum Investor VIP                                                   1,959              (2,104)           (145)
   Platinum Investor VIP (with GMWB rider)                                    59                 (14)             45
   Protection Advantage Select                                               993                (238)            755
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
   AG Income Advantage VUL                                                 2,321                (819)          1,502
   Income Advantage Select                                                 1,360                (435)            925
   Platinum Investor III                                                   2,716                (695)          2,021
   Platinum Investor IV                                                      122                 (76)             46
   Platinum Investor PLUS                                                    365                 (38)            327
   Platinum Investor Survivor II                                           1,946              (1,186)            760
   Platinum Investor VIP                                                  10,723              (7,218)          3,505
   Platinum Investor VIP (with GMWB rider)                                    85                 (21)             64
   Protection Advantage Select                                             1,552                (975)            577
Fidelity VIP Growth Portfolio - Service Class 2
   AG Income Advantage VUL                                                 5,091              (3,318)          1,773
   AG Legacy Plus                                                            127              (2,315)         (2,188)
   Corporate America (reduced surrender charge)                            2,419                (238)          2,181
   Income Advantage Select                                                   703                (440)            263
   Platinum Investor I & II                                                3,440             (65,301)        (61,861)
   Platinum Investor I & II (first reduction in expense ratio)            49,592             (10,003)         39,589
   Platinum Investor III                                                 134,724            (242,004)       (107,280)
   Platinum Investor III (first reduction in expense ratio)               41,230                (489)         40,741
   Platinum Investor IV                                                    9,252              (6,954)          2,298
   Platinum Investor FlexDirector                                            246                (723)           (477)
   Platinum Investor PLUS                                                 12,918             (17,095)         (4,177)
   Platinum Investor Survivor                                              1,316             (25,121)        (23,805)
   Platinum Investor Survivor (first reduction in expense ratio)          11,322                (108)         11,214
   Platinum Investor Survivor II                                           3,283             (10,797)         (7,514)

                                   VL-R - 41

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE F - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2010.

                                                                            Accumulation Units Accumulation Units Net Increase
Divisions                                                                         Issued            Redeemed       (Decrease)
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio - Service Class 2 - Continued
   Platinum Investor VIP                                                          17,977            (12,638)          5,339
   Protection Advantage Select                                                     3,126             (1,691)          1,435
Fidelity VIP Mid Cap Portfolio - Service Class 2
   AG Income Advantage VUL                                                        11,566             (2,821)          8,745
   Corporate America (reduced surrender charge)                                    7,414             (1,923)          5,491
   Corporate Investor Select                                                         143                (21)            122
   Income Advantage Select                                                         1,468               (779)            689
   Income Advantage Select (with GMWB rider)                                           8                (17)             (9)
   Platinum Investor I & II                                                           62             (1,629)         (1,567)
   Platinum Investor I & II (first reduction in expense ratio)                       349             (1,271)           (922)
   Platinum Investor III                                                          11,809            (34,255)        (22,446)
   Platinum Investor III (first reduction in expense ratio)                       20,437               (237)         20,200
   Platinum Investor IV                                                           16,079            (12,993)          3,086
   Platinum Investor FlexDirector                                                    168               (191)            (23)
   Platinum Investor PLUS                                                          2,333             (3,202)           (869)
   Platinum Investor Survivor                                                      3,700               (900)          2,800
   Platinum Investor Survivor (first reduction in expense ratio)                   1,808                (23)          1,785
   Platinum Investor Survivor II                                                   2,604               (943)          1,661
   Platinum Investor VIP                                                          32,882            (29,068)          3,814
   Platinum Investor VIP (with GMWB rider)                                            83                (18)             65
   Protection Advantage Select                                                     3,483             (1,773)          1,710
Franklin Templeton Franklin Small Cap Value Securities Fund - Class 2
   AG Income Advantage VUL                                                         4,905             (2,491)          2,414
   Corporate America (reduced surrender charge)                                    3,313             (1,517)          1,796
   Income Advantage Select                                                         1,907               (645)          1,262
   Income Advantage Select (with GMWB rider)                                           9                (19)            (10)
   Platinum Investor I & II                                                           32             (1,183)         (1,151)
   Platinum Investor I & II (first reduction in expense ratio)                       452               (339)            113
   Platinum Investor III                                                          10,568            (41,097)        (30,529)
   Platinum Investor III (first reduction in expense ratio)                       17,869               (133)         17,736
   Platinum Investor IV                                                           14,377             (8,683)          5,694
   Platinum Investor FlexDirector                                                    159               (388)           (229)
   Platinum Investor PLUS                                                          2,370             (2,908)           (538)
   Platinum Investor Survivor                                                        515            (11,228)        (10,713)
   Platinum Investor Survivor (first reduction in expense ratio)                  12,019                (23)         11,996
   Platinum Investor Survivor II                                                   1,151             (2,067)           (916)
   Platinum Investor VIP                                                          23,616            (20,871)          2,745
   Platinum Investor VIP (with GMWB rider)                                            63                (27)             36
   Protection Advantage Select                                                     2,301             (1,420)            881
Franklin Templeton Franklin Small-Mid Cap Growth Securities Fund - Class 2
   AG Legacy Plus                                                                     17             (1,198)         (1,181)
Franklin Templeton Franklin U.S. Government Fund - Class 2
   Corporate America (reduced surrender charge)                                    7,371             (2,322)          5,049
   Platinum Investor I & II                                                          273             (9,077)         (8,804)
   Platinum Investor I & II (first reduction in expense ratio)                     3,501            (16,746)        (13,245)
   Platinum Investor III                                                          11,386            (36,883)        (25,497)
   Platinum Investor III (first reduction in expense ratio)                        1,146                 (5)          1,141
   Platinum Investor IV                                                           13,538            (10,334)          3,204
   Platinum Investor FlexDirector                                                     85               (104)            (19)
   Platinum Investor PLUS                                                          2,624             (4,464)         (1,840)
   Platinum Investor Survivor                                                        387               (228)            159
   Platinum Investor Survivor II                                                   1,432             (4,471)         (3,039)

                                   VL-R - 42

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE F - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2010.

                                                                        Accumulation Units Accumulation Units Net Increase
Divisions                                                                     Issued            Redeemed       (Decrease)
--------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Franklin U.S. Government Fund - Class 2 - Continued
   Platinum Investor VIP                                                      10,983              (9,465)          1,518
Franklin Templeton Mutual Shares Securities Fund - Class 2
   AG Income Advantage VUL                                                     2,013              (1,219)            794
   Corporate America (reduced surrender charge)                                5,082              (2,013)          3,069
   Income Advantage Select                                                       348                (407)            (59)
   Platinum Investor I & II                                                    1,612             (77,757)        (76,145)
   Platinum Investor I & II (first reduction in expense ratio)                84,971             (17,843)         67,128
   Platinum Investor III                                                      89,564             (36,314)         53,250
   Platinum Investor III (first reduction in expense ratio)                    6,439                 (13)          6,426
   Platinum Investor IV                                                       11,695             (11,863)           (168)
   Platinum Investor FlexDirector                                                118              (1,800)         (1,682)
   Platinum Investor PLUS                                                      4,381              (8,283)         (3,902)
   Platinum Investor Survivor                                                    397             (12,248)        (11,851)
   Platinum Investor Survivor (first reduction in expense ratio)              24,873                 (52)         24,821
   Platinum Investor Survivor II                                               2,569              (2,376)            193
   Platinum Investor VIP                                                      16,983             (16,398)            585
   Platinum Investor VIP (with GMWB rider)                                         -                (148)           (148)
   Protection Advantage Select                                                 3,365              (1,809)          1,556
Franklin Templeton Templeton Foreign Securities Fund - Class 2
   AG Legacy Plus                                                                101              (1,795)         (1,694)
   Corporate America (reduced surrender charge)                                7,773                 (82)          7,691
   Platinum Investor I & II                                                      684             (23,454)        (22,770)
   Platinum Investor I & II (first reduction in expense ratio)                37,389              (8,310)         29,079
   Platinum Investor III                                                      16,735             (41,141)        (24,406)
   Platinum Investor III (first reduction in expense ratio)                   22,756                (283)         22,473
   Platinum Investor IV                                                        5,003              (6,111)         (1,108)
   Platinum Investor FlexDirector                                                847                (771)             76
   Platinum Investor PLUS                                                      3,380              (3,986)           (606)
   Platinum Investor Survivor                                                  2,677              (3,739)         (1,062)
   Platinum Investor Survivor (first reduction in expense ratio)               1,842                  (5)          1,837
   Platinum Investor Survivor II                                               3,265             (20,099)        (16,834)
   Platinum Investor VIP                                                      14,785             (11,036)          3,749
Goldman Sachs VIT Strategic Growth Fund - Institutional Shares
   Platinum Investor I & II                                                        -                (181)           (181)
   Platinum Investor I & II (first reduction in expense ratio)                     5                   -               5
   Platinum Investor III                                                           -                (954)           (954)
   Platinum Investor III (first reduction in expense ratio)                       11                   -              11
   Platinum Investor PLUS                                                          -                   -               -
   Platinum Investor Survivor                                                      -            (484,896)       (484,896)
   Platinum Investor Survivor (first reduction in expense ratio)             507,120              (9,906)        497,214
   Platinum Investor Survivor II                                                   -                (183)           (183)
Invesco V.I. Core Equity Fund - Series I
   Corporate America                                                              27                (704)           (677)
   Corporate America (reduced surrender charge)                                1,495                 (57)          1,438
   Platinum Investor I & II                                                   14,443            (227,087)       (212,644)
   Platinum Investor I & II (first reduction in expense ratio)               236,666             (71,132)        165,534
   Platinum Investor III                                                      35,664             (58,929)        (23,265)
   Platinum Investor III (first reduction in expense ratio)                    6,536                 (18)          6,518
   Platinum Investor IV                                                        2,851              (2,609)            242
   Platinum Investor FlexDirector                                                  2                  (3)             (1)
   Platinum Investor PLUS                                                      2,358              (3,693)         (1,335)
   Platinum Investor Survivor                                                  1,792             (21,217)        (19,425)

                                   VL-R - 43

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE F - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2010.

                                                                   Accumulation Units Accumulation Units Net Increase
Divisions                                                                Issued            Redeemed       (Decrease)
---------------------------------------------------------------------------------------------------------------------
Invesco V.I. Core Equity Fund - Series I - Continued
   Platinum Investor Survivor (first reduction in expense ratio)         16,643                 (73)         16,570
   Platinum Investor Survivor II                                          1,238              (1,354)           (116)
Invesco V.I. Global Real Estate Fund - Series I
   AG Income Advantage VUL                                                  723                (482)            241
   Income Advantage Select                                                2,482                (511)          1,971
   Protection Advantage Select                                              308                (174)            134
Invesco V.I. International Growth Fund - Series I
   AG Income Advantage VUL                                                4,928              (1,989)          2,939
   AG Legacy Plus                                                           691              (4,727)         (4,036)
   AG Legacy Plus (first reduction in expense ratio)                      4,723                 (50)          4,673
   Corporate America                                                         17                (786)           (769)
   Corporate America (reduced surrender charge)                           2,694              (1,190)          1,504
   Corporate Investor Select                                                168                 (24)            144
   Income Advantage Select                                                1,722                (544)          1,178
   Platinum Investor I & II                                               5,321            (118,159)       (112,838)
   Platinum Investor I & II (first reduction in expense ratio)          150,827             (35,344)        115,483
   Platinum Investor III                                                 23,346             (85,216)        (61,870)
   Platinum Investor III (first reduction in expense ratio)               4,044                 (19)          4,025
   Platinum Investor IV                                                   7,861              (7,115)            746
   Platinum Investor FlexDirector                                           211                (473)           (262)
   Platinum Investor PLUS                                                 1,969              (2,519)           (550)
   Platinum Investor Survivor                                             2,344             (31,591)        (29,247)
   Platinum Investor Survivor (first reduction in expense ratio)         30,623                (135)         30,488
   Platinum Investor Survivor II                                            552                (332)            220
   Platinum Investor VIP                                                 21,003             (20,505)            498
   Platinum Investor VIP (with GMWB rider)                                  149                 (75)             74
   Protection Advantage Select                                            2,219              (1,256)            963
Invesco Van Kampen V.I. Capital Growth Fund - Series I
   AG Legacy Plus                                                           115              (4,868)         (4,753)
   AG Legacy Plus (first reduction in expense ratio)                      2,671                 (28)          2,643
Invesco Van Kampen V.I. Government Fund - Series I
   AG Legacy Plus                                                            80                (668)           (588)
Invesco Van Kampen V.I. Growth and Income Fund - Series I
   AG Income Advantage VUL                                                3,610              (1,589)          2,021
   AG Income Advantage VUL (with GMWB rider)                                  -                 (64)            (64)
   Corporate America (reduced surrender charge)                             717                (181)            536
   Income Advantage Select                                                  509                (339)            170
   Platinum Investor I & II                                               2,905             (58,436)        (55,531)
   Platinum Investor I & II (first reduction in expense ratio)          105,677             (12,080)         93,597
   Platinum Investor III                                                 26,347            (102,441)        (76,094)
   Platinum Investor III (first reduction in expense ratio)              82,018                (258)         81,760
   Platinum Investor IV                                                  15,226              (7,871)          7,355
   Platinum Investor FlexDirector                                            16                (141)           (125)
   Platinum Investor PLUS                                                 3,835              (3,154)            681
   Platinum Investor Survivor                                               437             (17,870)        (17,433)
   Platinum Investor Survivor (first reduction in expense ratio)         27,283                 (95)         27,188
   Platinum Investor Survivor II                                            602                (731)           (129)
   Platinum Investor VIP                                                 13,884             (13,203)            681
   Platinum Investor VIP (with GMWB rider)                                    1                  (4)             (3)
   Protection Advantage Select                                            5,144              (2,466)          2,678
Invesco Van Kampen V.I. High Yield Fund - Series I
   Platinum Investor I & II                                                 277             (13,378)        (13,101)

                                   VL-R - 44

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE F - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2010.

                                                                   Accumulation Units Accumulation Units Net Increase
Divisions                                                                Issued            Redeemed       (Decrease)
---------------------------------------------------------------------------------------------------------------------
Invesco Van Kampen V.I. High Yield Fund - Series I - Continued
   Platinum Investor I & II (first reduction in expense ratio)           17,142             (14,320)         2,822
   Platinum Investor III                                                  1,710              (3,770)        (2,060)
   Platinum Investor III (first reduction in expense ratio)                  65                   -             65
   Platinum Investor IV                                                     482                (988)          (506)
   Platinum Investor FlexDirector                                             -                 (21)           (21)
   Platinum Investor PLUS                                                   344                (593)          (249)
   Platinum Investor Survivor                                               238                (573)          (335)
   Platinum Investor Survivor (first reduction in expense ratio)            378                 (45)           333
   Platinum Investor Survivor II                                         14,212                (583)        13,629
Janus Aspen Enterprise Portfolio - Service Shares
   AG Income Advantage VUL                                                  779              (3,425)        (2,646)
   Corporate America (reduced surrender charge)                             701                (952)          (251)
   Income Advantage Select                                                  172                (119)            53
   Platinum Investor I & II                                               1,889             (17,882)       (15,993)
   Platinum Investor I & II (first reduction in expense ratio)           16,275              (3,418)        12,857
   Platinum Investor III                                                 33,395             (58,718)       (25,323)
   Platinum Investor III (first reduction in expense ratio)               7,871                 (41)         7,830
   Platinum Investor IV                                                   2,844              (2,042)           802
   Platinum Investor FlexDirector                                            16                 (44)           (28)
   Platinum Investor PLUS                                                 1,438              (1,567)          (129)
   Platinum Investor Survivor                                               715              (2,405)        (1,690)
   Platinum Investor Survivor II                                            208                (730)          (522)
   Platinum Investor VIP                                                  5,407              (4,416)           991
   Protection Advantage Select                                              663                (672)            (9)
Janus Aspen Forty Portfolio - Service Shares
   AG Income Advantage VUL                                                1,049              (1,960)          (911)
   AG Income Advantage VUL (with GMWB rider)                                  -                 (53)           (53)
   Income Advantage Select                                                1,353                (479)           874
   Protection Advantage Select                                            2,421                (996)         1,425
Janus Aspen Overseas Portfolio - Service Shares
   AG Income Advantage VUL                                                6,182              (9,993)        (3,811)
   Corporate America (reduced surrender charge)                           2,051              (1,267)           784
   Platinum Investor I & II                                               1,735             (42,685)       (40,950)
   Platinum Investor I & II (first reduction in expense ratio)           57,127             (10,878)        46,249
   Platinum Investor III                                                 24,756            (102,861)       (78,105)
   Platinum Investor III (first reduction in expense ratio)              52,694                (614)        52,080
   Platinum Investor IV                                                   6,838              (7,763)          (925)
   Platinum Investor FlexDirector                                           590              (1,572)          (982)
   Platinum Investor PLUS                                                 8,037              (3,202)         4,835
   Platinum Investor Survivor                                             3,464             (11,123)        (7,659)
   Platinum Investor Survivor (first reduction in expense ratio)          4,354                 (31)         4,323
   Platinum Investor Survivor II                                          1,898             (20,659)       (18,761)
   Platinum Investor VIP                                                 24,228             (22,856)         1,372
   Platinum Investor VIP (with GMWB rider)                                  717                (280)           437
   Protection Advantage Select                                            4,796              (2,718)         2,078
Janus Aspen Worldwide Portfolio - Service Shares
   Corporate America (reduced surrender charge)                              68                 (40)            28
   Platinum Investor I & II                                                 503             (16,700)       (16,197)
   Platinum Investor I & II (first reduction in expense ratio)           10,151              (7,321)         2,830
   Platinum Investor III                                                 42,881             (73,395)       (30,514)
   Platinum Investor III (first reduction in expense ratio)               5,626                  (2)         5,624
   Platinum Investor IV                                                   1,634              (1,285)           349

                                   VL-R - 45

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE F - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2010.

                                                                   Accumulation Units Accumulation Units Net Increase
Divisions                                                                Issued            Redeemed       (Decrease)
---------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Portfolio - Service Shares - Continued
   Platinum Investor PLUS                                                 2,015              (3,230)         (1,215)
   Platinum Investor Survivor                                               736              (6,650)         (5,914)
   Platinum Investor Survivor (first reduction in expense ratio)          4,140                 (47)          4,093
   Platinum Investor Survivor II                                            383                (332)             51
JPMorgan Insurance Trust Core Bond Portfolio - Class 1
   AG Income Advantage VUL                                                  773                (790)            (17)
   Income Advantage Select                                                  365                (179)            186
   Protection Advantage Select                                            1,597                (793)            804
JPMorgan Insurance Trust International Equity Portfolio - Class 1
   AG Income Advantage VUL                                                  783                (604)            179
   AG Income Advantage VUL (with GMWB rider)                                  -                 (57)            (57)
   Income Advantage Select                                                  629                (357)            272
   Protection Advantage Select                                              744                (773)            (29)
JPMorgan Insurance Trust Mid Cap Value Portfolio - Class 1
   Platinum Investor I & II                                                   -                (180)           (180)
   Platinum Investor III                                                      -             (13,298)        (13,298)
   Platinum Investor III (first reduction in expense ratio)               3,322                  (3)          3,319
   Platinum Investor IV                                                       -                (597)           (597)
   Platinum Investor PLUS                                                     -                (235)           (235)
   Platinum Investor Survivor                                                 -                (372)           (372)
   Platinum Investor Survivor (first reduction in expense ratio)            311                  (3)            308
   Platinum Investor Survivor II                                              -                (110)           (110)
JPMorgan Insurance Trust Small Cap Core Portfolio - Class 1
   Platinum Investor I & II                                                 669              (9,963)         (9,294)
   Platinum Investor I & II (first reduction in expense ratio)           10,202              (7,236)          2,966
   Platinum Investor III                                                 11,874             (26,791)        (14,917)
   Platinum Investor III (first reduction in expense ratio)                  79                   -              79
   Platinum Investor IV                                                   7,253              (2,820)          4,433
   Platinum Investor FlexDirector                                           148                 (99)             49
   Platinum Investor PLUS                                                 1,561              (2,286)           (725)
   Platinum Investor Survivor                                               164              (2,239)         (2,075)
   Platinum Investor Survivor (first reduction in expense ratio)          1,011                 (11)          1,000
   Platinum Investor Survivor II                                          2,050                (985)          1,065
   Platinum Investor VIP                                                 12,859             (14,134)         (1,275)
MFS VIT Core Equity Series - Initial Class
   Corporate America (reduced surrender charge)                             438                 (24)            414
   Platinum Investor I & II                                               1,000             (11,946)        (10,946)
   Platinum Investor I & II (first reduction in expense ratio)            7,160              (2,822)          4,338
   Platinum Investor III                                                 38,667             (68,737)        (30,070)
   Platinum Investor III (first reduction in expense ratio)                 503                   -             503
   Platinum Investor IV                                                   2,154              (1,272)            882
   Platinum Investor PLUS                                                 3,890              (5,307)         (1,417)
   Platinum Investor Survivor                                             3,641              (2,218)          1,423
   Platinum Investor Survivor (first reduction in expense ratio)          1,865                  (2)          1,863
   Platinum Investor Survivor II                                            332                (321)             11
MFS VIT Growth Series - Initial Class
   AG Legacy Plus                                                            59              (1,100)         (1,041)
   AG Legacy Plus (first reduction in expense ratio)                      1,287                 (12)          1,275
   Corporate America (reduced surrender charge)                             322                 (39)            283
   Platinum Investor I & II                                              17,028            (238,446)       (221,418)
   Platinum Investor I & II (first reduction in expense ratio)          320,455             (69,565)        250,890
   Platinum Investor III                                                 60,890            (113,062)        (52,172)

                                   VL-R - 46

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE F - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2010.

                                                                   Accumulation Units Accumulation Units Net Increase
Divisions                                                                Issued            Redeemed       (Decrease)
---------------------------------------------------------------------------------------------------------------------
MFS VIT Growth Series - Initial Class - Continued
   Platinum Investor III (first reduction in expense ratio)               4,414                 (3)          4,411
   Platinum Investor IV                                                   1,475             (1,156)            319
   Platinum Investor FlexDirector                                           951             (6,958)         (6,007)
   Platinum Investor PLUS                                                 4,345             (5,421)         (1,076)
   Platinum Investor Survivor                                             4,328            (55,135)        (50,807)
   Platinum Investor Survivor (first reduction in expense ratio)         23,222               (187)         23,035
   Platinum Investor Survivor II                                            171               (170)              1
MFS VIT New Discovery Series - Initial Class
   AG Income Advantage VUL                                                  258               (246)             12
   AG Legacy Plus                                                           628             (2,536)         (1,908)
   Corporate America (reduced surrender charge)                              71               (202)           (131)
   Income Advantage Select                                                  273               (181)             92
   Platinum Investor I & II                                                 574             (9,251)         (8,677)
   Platinum Investor I & II (first reduction in expense ratio)           23,892               (814)         23,078
   Platinum Investor III                                                 26,148            (44,970)        (18,822)
   Platinum Investor III (first reduction in expense ratio)               1,977                (13)          1,964
   Platinum Investor IV                                                   2,746             (2,030)            716
   Platinum Investor FlexDirector                                         1,544                (46)          1,498
   Platinum Investor PLUS                                                 2,083             (2,652)           (569)
   Platinum Investor Survivor                                               461             (3,062)         (2,601)
   Platinum Investor Survivor (first reduction in expense ratio)          2,875                  -           2,875
   Platinum Investor Survivor II                                            220               (604)           (384)
   Platinum Investor VIP                                                  5,595             (2,285)          3,310
   Platinum Investor VIP (with GMWB rider)                                    -                (24)            (24)
   Protection Advantage Select                                              670               (338)            332
MFS VIT Research Series - Initial Class
   AG Income Advantage VUL                                                  217               (200)             17
   Corporate America (reduced surrender charge)                               2                 (2)              -
   Income Advantage Select                                                  916               (276)            640
   Platinum Investor I & II                                                 577            (30,059)        (29,482)
   Platinum Investor I & II (first reduction in expense ratio)           17,112               (554)         16,558
   Platinum Investor III                                                115,974            (30,440)         85,534
   Platinum Investor III (first reduction in expense ratio)               6,297                 (1)          6,296
   Platinum Investor IV                                                     913             (3,984)         (3,071)
   Platinum Investor FlexDirector                                             5                 (3)              2
   Platinum Investor PLUS                                                 1,135               (943)            192
   Platinum Investor Survivor                                             1,021            (10,129)         (9,108)
   Platinum Investor Survivor (first reduction in expense ratio)         12,257                  -          12,257
   Platinum Investor Survivor II                                             38               (954)           (916)
   Platinum Investor VIP                                                  3,126             (2,143)            983
   Protection Advantage Select                                              997               (469)            528
MFS VIT Total Return Series - Initial Class
   AG Legacy Plus                                                         2,502            (10,264)         (7,762)
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I
   AG Income Advantage VUL                                                  373               (678)           (305)
   Corporate America (reduced surrender charge)                              96               (929)           (833)
   Income Advantage Select                                                1,044               (301)            743
   Platinum Investor I & II                                               1,359            (43,326)        (41,967)
   Platinum Investor I & II (first reduction in expense ratio)           41,861            (12,245)         29,616
   Platinum Investor III                                                 27,430            (90,346)        (62,916)
   Platinum Investor III (first reduction in expense ratio)               2,414                 (2)          2,412
   Platinum Investor IV                                                   4,011             (2,154)          1,857

                                   VL-R - 47

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE F - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2010.

                                                                     Accumulation Units Accumulation Units Net Increase
Divisions                                                                  Issued            Redeemed       (Decrease)
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I - Continued
   Platinum Investor FlexDirector                                              26               (225)           (199)
   Platinum Investor PLUS                                                   3,605             (4,522)           (917)
   Platinum Investor Survivor                                               1,631            (16,936)        (15,305)
   Platinum Investor Survivor (first reduction in expense ratio)            3,718                  -           3,718
   Platinum Investor Survivor II                                              527             (1,591)         (1,064)
   Platinum Investor VIP                                                    7,382             (6,237)          1,145
   Platinum Investor VIP (with GMWB rider)                                     30                 (7)             23
   Protection Advantage Select                                              2,998             (1,976)          1,022
Neuberger Berman AMT Partners Portfolio - Class I
   AG Legacy Plus                                                             173               (196)            (23)
Neuberger Berman AMT Socially Responsive Portfolio - Class I
   AG Income Advantage VUL                                                    141               (109)             32
   Corporate America (reduced surrender charge)                               815                (20)            795
   Income Advantage Select                                                     57                (18)             39
   Protection Advantage Select                                                 58                (30)             28
Oppenheimer Balanced Fund/VA - Non-Service Shares
   AG Income Advantage VUL                                                    317               (358)            (41)
   Income Advantage Select                                                    207               (327)           (120)
   Platinum Investor I & II                                                    24            (10,026)        (10,002)
   Platinum Investor I & II (first reduction in expense ratio)              9,608               (216)          9,392
   Platinum Investor III                                                    8,621            (11,798)         (3,177)
   Platinum Investor IV                                                     9,116             (6,574)          2,542
   Platinum Investor FlexDirector                                             354               (858)           (504)
   Platinum Investor PLUS                                                   1,458               (632)            826
   Platinum Investor Survivor                                                   -               (112)           (112)
   Platinum Investor Survivor (first reduction in expense ratio)              148                  -             148
   Platinum Investor Survivor II                                            1,482               (891)            591
   Platinum Investor VIP                                                    9,047             (8,736)            311
   Platinum Investor VIP (with GMWB rider)                                      -                (32)            (32)
   Protection Advantage Select                                                468               (509)            (41)
Oppenheimer Global Securities Fund/VA - Non-Service Shares
   AG Income Advantage VUL                                                  3,256             (1,943)          1,313
   Corporate America (reduced surrender charge)                             2,068             (1,703)            365
   Corporate Investor Select                                                  235                (34)            201
   Income Advantage Select                                                  1,278               (473)            805
   Platinum Investor I & II                                                   358             (9,532)         (9,174)
   Platinum Investor I & II (first reduction in expense ratio)                 24                (38)            (14)
   Platinum Investor III                                                   11,160            (19,594)         (8,434)
   Platinum Investor III (first reduction in expense ratio)                13,272                 (2)         13,270
   Platinum Investor IV                                                     9,438             (7,286)          2,152
   Platinum Investor FlexDirector                                              51               (104)            (53)
   Platinum Investor PLUS                                                   2,115             (3,113)           (998)
   Platinum Investor Survivor                                                  93             (6,692)         (6,599)
   Platinum Investor Survivor (first reduction in expense ratio)            8,587                (12)          8,575
   Platinum Investor Survivor II                                            1,910             (1,022)            888
   Platinum Investor VIP                                                   20,783            (17,717)          3,066
   Platinum Investor VIP (with GMWB rider)                                     85                (26)             59
   Protection Advantage Select                                              5,629             (1,044)          4,585
Oppenheimer High Income Fund/VA - Non-Service Shares
   AG Legacy Plus                                                          12,118             (1,020)         11,098
   AG Legacy Plus (first reduction in expense ratio)                       24,409                  -          24,409

                                   VL-R - 48

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE F - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2010.

                                                                         Accumulation Units Accumulation Units Net Increase
Divisions                                                                      Issued            Redeemed       (Decrease)
---------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn Strategy Portfolio - Administrative Class
   AG Income Advantage VUL                                                      1,251             (2,220)           (969)
   AG Income Advantage VUL (with GMWB rider)                                        -                (21)            (21)
   Corporate America (reduced surrender charge)                                 1,236                (91)          1,145
   Income Advantage Select                                                      1,440               (351)          1,089
   Platinum Investor I & II                                                         -            (20,336)        (20,336)
   Platinum Investor I & II (first reduction in expense ratio)                     40                (40)              -
   Platinum Investor III                                                       45,355            (14,115)         31,240
   Platinum Investor III (first reduction in expense ratio)                     5,273                  -           5,273
   Platinum Investor IV                                                         1,405               (682)            723
   Platinum Investor FlexDirector                                                 564             (3,598)         (3,034)
   Platinum Investor PLUS                                                         194               (419)           (225)
   Platinum Investor Survivor II                                                2,879               (987)          1,892
   Platinum Investor VIP                                                       13,727             (5,201)          8,526
   Platinum Investor VIP (with GMWB rider)                                         41                 (9)             32
   Protection Advantage Select                                                  3,230             (1,514)          1,716
PIMCO VIT Global Bond Portfolio (Unhedged) - Administrative Class
   AG Income Advantage VUL                                                      1,171             (3,250)         (2,079)
   Income Advantage Select                                                        671               (396)            275
   Protection Advantage Select                                                  1,119               (379)            740
PIMCO VIT Real Return Portfolio - Administrative Class
   AG Income Advantage VUL                                                      4,942               (809)          4,133
   AG Legacy Plus                                                                 903             (1,891)           (988)
   Corporate America (reduced surrender charge)                                 6,755             (6,382)            373
   Corporate Investor Select                                                       93                (13)             80
   Income Advantage Select                                                        435               (596)           (161)
   Platinum Investor I & II                                                       865            (28,304)        (27,439)
   Platinum Investor I & II (first reduction in expense ratio)                 33,051             (8,939)         24,112
   Platinum Investor III                                                       41,873            (59,883)        (18,010)
   Platinum Investor III (first reduction in expense ratio)                     5,799                (32)          5,767
   Platinum Investor IV                                                        19,558            (13,945)          5,613
   Platinum Investor FlexDirector                                                   9               (126)           (117)
   Platinum Investor PLUS                                                       4,621             (5,115)           (494)
   Platinum Investor Survivor                                                   1,316            (35,597)        (34,281)
   Platinum Investor Survivor (first reduction in expense ratio)               57,795               (104)         57,691
   Platinum Investor Survivor II                                                3,969             (8,802)         (4,833)
   Platinum Investor VIP                                                       13,950            (11,139)          2,811
   Protection Advantage Select                                                  1,626               (531)          1,095
PIMCO VIT Short-Term Portfolio - Administrative Class
   AG Income Advantage VUL                                                      1,483               (694)            789
   AG Income Advantage VUL (with GMWB rider)                                        -                (32)            (32)
   Corporate America (reduced surrender charge)                                    93               (306)           (213)
   Corporate Investor Select                                                        -                 (8)             (8)
   Income Advantage Select                                                        393               (270)            123
   Platinum Investor I & II                                                       755            (16,331)        (15,576)
   Platinum Investor I & II (first reduction in expense ratio)                 35,609            (56,620)        (21,011)
   Platinum Investor III                                                       23,335            (34,989)        (11,654)
   Platinum Investor III (first reduction in expense ratio)                     3,225                (26)          3,199
   Platinum Investor IV                                                         6,695             (5,356)          1,339
   Platinum Investor FlexDirector                                               4,176               (167)          4,009
   Platinum Investor PLUS                                                       2,248             (2,688)           (440)
   Platinum Investor Survivor                                                     779             (3,411)         (2,632)
   Platinum Investor Survivor (first reduction in expense ratio)                3,996                (55)          3,941

                                   VL-R - 49

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE F - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2010.

                                                                   Accumulation Units Accumulation Units Net Increase
Divisions                                                                Issued            Redeemed       (Decrease)
---------------------------------------------------------------------------------------------------------------------
PIMCO VIT Short-Term Portfolio - Administrative Class - Continued
   Platinum Investor Survivor II                                         43,181                (875)         42,306
   Platinum Investor VIP                                                 12,388              (7,498)          4,890
   Platinum Investor VIP (with GMWB rider)                                  106                 (23)             83
   Protection Advantage Select                                              446                (285)            161
PIMCO VIT Total Return Portfolio - Administrative Class
   AG Income Advantage VUL                                                3,323              (4,425)         (1,102)
   AG Income Advantage VUL (with GMWB rider)                                  -                 (30)            (30)
   AG Legacy Plus                                                           515              (6,147)         (5,632)
   AG Legacy Plus (first reduction in expense ratio)                         88                 (88)              -
   Corporate America (reduced surrender charge)                           7,628              (4,188)          3,440
   Corporate Investor Select                                                194                 (21)            173
   Income Advantage Select                                                1,144                (885)            259
   Platinum Investor I & II                                               1,413            (120,261)       (118,848)
   Platinum Investor I & II (first reduction in expense ratio)          166,705             (34,986)        131,719
   Platinum Investor III                                                 74,022            (116,327)        (42,305)
   Platinum Investor III (first reduction in expense ratio)              27,451                 (41)         27,410
   Platinum Investor IV                                                  18,065             (13,447)          4,618
   Platinum Investor FlexDirector                                         2,475                (913)          1,562
   Platinum Investor PLUS                                                 7,767             (10,484)         (2,717)
   Platinum Investor Survivor                                             1,410             (38,260)        (36,850)
   Platinum Investor Survivor (first reduction in expense ratio)         66,285                 (96)         66,189
   Platinum Investor Survivor II                                          3,327             (32,853)        (29,526)
   Platinum Investor VIP                                                 24,453             (20,215)          4,238
   Platinum Investor VIP (with GMWB rider)                                  147                 (71)             76
   Protection Advantage Select                                            5,868              (4,930)            938
Pioneer Fund VCT Portfolio - Class I
   Platinum Investor I & II                                               2,016             (45,810)        (43,794)
   Platinum Investor I & II (first reduction in expense ratio)           57,809             (27,021)         30,788
   Platinum Investor III                                                  4,049             (12,105)         (8,056)
   Platinum Investor III (first reduction in expense ratio)               3,728                 (28)          3,700
   Platinum Investor PLUS                                                    84                (213)           (129)
   Platinum Investor Survivor                                               348              (5,931)         (5,583)
   Platinum Investor Survivor (first reduction in expense ratio)          5,742                  (9)          5,733
   Platinum Investor Survivor II                                              -                 (13)            (13)
Pioneer Growth Opportunities VCT Portfolio - Class I
   Corporate America                                                         18                (631)           (613)
   Platinum Investor I & II                                               2,977             (74,882)        (71,905)
   Platinum Investor I & II (first reduction in expense ratio)           74,876             (27,124)         47,752
   Platinum Investor III                                                 10,300             (20,676)        (10,376)
   Platinum Investor III (first reduction in expense ratio)               2,191                   -           2,191
   Platinum Investor PLUS                                                   703              (1,492)           (789)
   Platinum Investor Survivor                                               755              (4,541)         (3,786)
   Platinum Investor Survivor (first reduction in expense ratio)          1,172                 (38)          1,134
   Platinum Investor Survivor II                                              -                  (8)             (8)
Pioneer Mid Cap Value VCT Portfolio - Class I
   AG Income Advantage VUL                                                  352                (239)            113
   Corporate America (reduced surrender charge)                           2,688                   -           2,688
   Income Advantage Select                                                  562                (159)            403
   Platinum Investor I & II                                                  44                (405)           (361)
   Platinum Investor I & II (first reduction in expense ratio)                5                 (29)            (24)
   Platinum Investor III                                                    657              (1,429)           (772)
   Platinum Investor IV                                                     727                (232)            495

                                   VL-R - 50

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE F - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2010.

                                                                   Accumulation Units Accumulation Units Net Increase
Divisions                                                                Issued            Redeemed       (Decrease)
---------------------------------------------------------------------------------------------------------------------
Pioneer Mid Cap Value VCT Portfolio - Class I - Continued
   Platinum Investor FlexDirector                                         2,523                (289)         2,234
   Platinum Investor PLUS                                                   421                (672)          (251)
   Platinum Investor Survivor II                                          1,241                (301)           940
   Platinum Investor VIP                                                  4,356              (3,969)           387
   Platinum Investor VIP (with GMWB rider)                                  633                (108)           525
   Protection Advantage Select                                              603                (286)           317
Putnam VT Diversified Income Fund - Class IB
   AG Income Advantage VUL                                                  445                (287)           158
   AG Legacy Plus                                                         1,143                (502)           641
   Corporate America                                                          -              (5,439)        (5,439)
   Corporate America (reduced surrender charge)                           5,232                (669)         4,563
   Income Advantage Select                                                  182                (247)           (65)
   Income Advantage Select (with GMWB rider)                                  9                 (19)           (10)
   Platinum Investor I & II                                                 413             (13,047)       (12,634)
   Platinum Investor I & II (first reduction in expense ratio)           25,155              (7,669)        17,486
   Platinum Investor III                                                 11,137             (11,637)          (500)
   Platinum Investor IV                                                   2,096              (3,322)        (1,226)
   Platinum Investor PLUS                                                   755              (2,050)        (1,295)
   Platinum Investor Survivor                                               136                (422)          (286)
   Platinum Investor Survivor (first reduction in expense ratio)            574                   -            574
   Platinum Investor Survivor II                                            505                (111)           394
   Platinum Investor VIP                                                  6,651              (5,270)         1,381
   Protection Advantage Select                                              335                (283)            52
Putnam VT Growth and Income Fund - Class IB
   Corporate America                                                          -              (9,546)        (9,546)
   Corporate America (reduced surrender charge)                           1,163              (1,586)          (423)
   Platinum Investor I & II                                               5,924             (74,555)       (68,631)
   Platinum Investor I & II (first reduction in expense ratio)           84,066             (51,675)        32,391
   Platinum Investor III                                                 66,855            (116,996)       (50,141)
   Platinum Investor III (first reduction in expense ratio)               6,668                 (15)         6,653
   Platinum Investor IV                                                   9,434              (9,577)          (143)
   Platinum Investor FlexDirector                                           105                 (80)            25
   Platinum Investor PLUS                                                 5,606              (6,483)          (877)
   Platinum Investor Survivor                                             1,106              (8,812)        (7,706)
   Platinum Investor Survivor (first reduction in expense ratio)          7,396                 (66)         7,330
   Platinum Investor Survivor II                                          1,501              (2,186)          (685)
Putnam VT International Value Fund - Class IB
   Corporate America (reduced surrender charge)                           2,799                (336)         2,463
   Platinum Investor I & II                                               3,575             (53,232)       (49,657)
   Platinum Investor I & II (first reduction in expense ratio)           76,307             (40,511)        35,796
   Platinum Investor III                                                 21,019             (34,085)       (13,066)
   Platinum Investor III (first reduction in expense ratio)               2,233                   -          2,233
   Platinum Investor IV                                                   5,404              (5,178)           226
   Platinum Investor FlexDirector                                            35                (119)           (84)
   Platinum Investor PLUS                                                 2,573              (3,055)          (482)
   Platinum Investor Survivor                                               466             (11,120)       (10,654)
   Platinum Investor Survivor (first reduction in expense ratio)         16,412                (136)        16,276
   Platinum Investor Survivor II                                            932                (855)            77
   Platinum Investor VIP                                                 25,887             (19,418)         6,469
   Platinum Investor VIP (with GMWB rider)                                  103                 (26)            77
Putnam VT Multi-Cap Growth Fund - Class IB
   AG Legacy Plus                                                        15,036                 (65)        14,971

                                   VL-R - 51

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE F - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2010.

                                                                   Accumulation Units Accumulation Units Net Increase
Divisions                                                                Issued            Redeemed       (Decrease)
---------------------------------------------------------------------------------------------------------------------
Putnam VT Multi-Cap Growth Fund - Class IB - Continued
   AG Legacy Plus (first reduction in expense ratio)                        992                 (8)            984
Putnam VT Small Cap Value Fund - Class IB
   AG Income Advantage VUL                                                2,135               (624)          1,511
   AG Legacy Plus                                                           376             (1,722)         (1,346)
   AG Legacy Plus (first reduction in expense ratio)                      1,238                (21)          1,217
   Income Advantage Select                                                   91                (58)             33
   Protection Advantage Select                                              218               (155)             63
Putnam VT Vista Fund - Class IB
   AG Legacy Plus                                                           714            (28,163)        (27,449)
   AG Legacy Plus (first reduction in expense ratio)                          2                 (2)              -
Putnam VT Voyager Fund - Class IB
   AG Legacy Plus                                                           874             (4,718)         (3,844)
   AG Legacy Plus (first reduction in expense ratio)                        965                 (9)            956
SunAmerica Aggressive Growth Portfolio - Class 1
   AG Income Advantage VUL                                                  406               (371)             35
   Income Advantage Select                                                  185               (112)             73
   Platinum Investor I & II                                                  62               (928)           (866)
   Platinum Investor I & II (first reduction in expense ratio)            3,047             (1,737)          1,310
   Platinum Investor III                                                  8,677            (10,207)         (1,530)
   Platinum Investor IV                                                   2,532             (2,228)            304
   Platinum Investor FlexDirector                                             2                (61)            (59)
   Platinum Investor PLUS                                                 1,463             (1,872)           (409)
   Platinum Investor Survivor II                                             29             (1,785)         (1,756)
   Platinum Investor VIP                                                  7,896             (4,020)          3,876
   Protection Advantage Select                                               84                (92)             (8)
SunAmerica Balanced Portfolio - Class 1
   AG Income Advantage VUL                                                  107               (181)            (74)
   Income Advantage Select                                                  259               (148)            111
   Platinum Investor I & II                                                  41               (216)           (175)
   Platinum Investor I & II (first reduction in expense ratio)              313               (191)            122
   Platinum Investor III                                                 11,173            (12,893)         (1,720)
   Platinum Investor IV                                                   1,530             (1,887)           (357)
   Platinum Investor FlexDirector                                             9                 (7)              2
   Platinum Investor PLUS                                                 2,995             (3,441)           (446)
   Platinum Investor Survivor                                                 -               (275)           (275)
   Platinum Investor Survivor II                                          1,089               (249)            840
   Platinum Investor VIP                                                  3,891             (3,383)            508
   Protection Advantage Select                                              305               (310)             (5)
UIF Capital Growth Portfolio - Class I Shares
   Platinum Investor I & II                                               6,565            (88,828)        (82,263)
   Platinum Investor I & II (first reduction in expense ratio)          113,640            (23,787)         89,853
   Platinum Investor III                                                  6,487            (15,664)         (9,177)
   Platinum Investor III (first reduction in expense ratio)               4,626                (12)          4,614
   Platinum Investor IV                                                   1,398               (493)            905
   Platinum Investor PLUS                                                   695               (456)            239
   Platinum Investor Survivor                                               557            (13,124)        (12,567)
   Platinum Investor Survivor (first reduction in expense ratio)          7,389                (17)          7,372
   Platinum Investor Survivor II                                              -                 (2)             (2)
VALIC Company I International Equities Fund
   AG Income Advantage VUL                                                1,899             (1,188)            711
   AG Legacy Plus                                                           620               (363)            257
   Corporate America (reduced surrender charge)                             293                (85)            208

                                   VL-R - 52

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE F - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2010.

                                                                   Accumulation Units Accumulation Units Net Increase
Divisions                                                                Issued            Redeemed       (Decrease)
---------------------------------------------------------------------------------------------------------------------
VALIC Company I International Equities Fund - Continued
   Income Advantage Select                                                  241                (158)             83
   Platinum Investor I & II                                                 542             (24,841)        (24,299)
   Platinum Investor I & II (first reduction in expense ratio)           33,220              (6,810)         26,410
   Platinum Investor III                                                 10,575             (20,843)        (10,268)
   Platinum Investor III (first reduction in expense ratio)                 626                  (3)            623
   Platinum Investor IV                                                   2,170              (1,152)          1,018
   Platinum Investor FlexDirector                                             -                 (61)            (61)
   Platinum Investor PLUS                                                 1,375              (1,364)             11
   Platinum Investor Survivor                                               460              (3,570)         (3,110)
   Platinum Investor Survivor (first reduction in expense ratio)          3,696                 (12)          3,684
   Platinum Investor Survivor II                                            951                (275)            676
   Platinum Investor VIP                                                  9,164              (5,610)          3,554
   Protection Advantage Select                                              586                (392)            194
VALIC Company I Mid Cap Index Fund
   AG Income Advantage VUL                                                2,642                (938)          1,704
   AG Legacy Plus                                                           623              (2,150)         (1,527)
   AG Legacy Plus (first reduction in expense ratio)                      1,017                 (20)            997
   Corporate America                                                         22              (1,038)         (1,016)
   Corporate America (reduced surrender charge)                           1,148                (122)          1,026
   Income Advantage Select                                                  467                 (64)            403
   Platinum Investor I & II                                               4,904             (91,596)        (86,692)
   Platinum Investor I & II (first reduction in expense ratio)          192,658             (51,622)        141,036
   Platinum Investor III                                                 37,541             (91,540)        (53,999)
   Platinum Investor III (first reduction in expense ratio)              17,499                 (46)         17,453
   Platinum Investor IV                                                   5,342              (4,549)            793
   Platinum Investor FlexDirector                                            36                 (24)             12
   Platinum Investor PLUS                                                 3,925              (4,969)         (1,044)
   Platinum Investor Survivor                                             1,248             (19,630)        (18,382)
   Platinum Investor Survivor (first reduction in expense ratio)         21,832                (223)         21,609
   Platinum Investor Survivor II                                         17,794              (2,350)         15,444
   Platinum Investor VIP                                                 16,858             (10,262)          6,596
   Platinum Investor VIP (with GMWB rider)                                   83                 (25)             58
   Protection Advantage Select                                            1,074                (459)            615
VALIC Company I Money Market I Fund
   AG Income Advantage VUL                                                4,494             (13,595)         (9,101)
   AG Legacy Plus                                                           192             (11,524)        (11,332)
   AG Legacy Plus (first reduction in expense ratio)                         29                 (18)             11
   Corporate America                                                      3,955                (109)          3,846
   Corporate America (reduced surrender charge)                           7,768             (41,907)        (34,139)
   Income Advantage Select                                               31,527             (31,385)            142
   Platinum Investor I & II                                               7,231            (114,627)       (107,396)
   Platinum Investor I & II (first reduction in expense ratio)          182,612            (244,846)        (62,234)
   Platinum Investor III                                                 59,704            (487,844)       (428,140)
   Platinum Investor III (first reduction in expense ratio)              19,121                 (23)         19,098
   Platinum Investor IV                                                   7,448             (10,873)         (3,425)
   Platinum Investor FlexDirector                                           333                (478)           (145)
   Platinum Investor PLUS                                                23,570             (22,880)            690
   Platinum Investor Survivor                                            12,164             (70,826)        (58,662)
   Platinum Investor Survivor (first reduction in expense ratio)         77,865                (716)         77,149
   Platinum Investor Survivor II                                          8,831             (15,304)         (6,473)
   Platinum Investor VIP                                                 15,046             (18,261)         (3,215)
   Platinum Investor VIP (with GMWB rider)                                   47                 (10)             37

                                   VL-R - 53

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE F - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2010.

                                                                   Accumulation Units Accumulation Units Net Increase
Divisions                                                                Issued            Redeemed       (Decrease)
---------------------------------------------------------------------------------------------------------------------
VALIC Company I Money Market I Fund - Continued
   Protection Advantage Select                                           84,402            (76,961)          7,441
VALIC Company I Nasdaq-100 Index Fund
   AG Income Advantage VUL                                                2,962               (983)          1,979
   Income Advantage Select                                                   37                (14)             23
   Platinum Investor I & II                                               1,964            (61,320)        (59,356)
   Platinum Investor I & II (first reduction in expense ratio)           28,137             (5,222)         22,915
   Platinum Investor III                                                 36,208            (65,071)        (28,863)
   Platinum Investor III (first reduction in expense ratio)               2,365                (16)          2,349
   Platinum Investor IV                                                   1,047             (2,075)         (1,028)
   Platinum Investor FlexDirector                                            28                (17)             11
   Platinum Investor PLUS                                                 2,077             (2,278)           (201)
   Platinum Investor Survivor                                               877             (4,871)         (3,994)
   Platinum Investor Survivor (first reduction in expense ratio)          1,667                 (6)          1,661
   Platinum Investor Survivor II                                         19,072               (470)         18,602
   Platinum Investor VIP                                                  4,082             (2,072)          2,010
   Protection Advantage Select                                            1,248               (463)            785
VALIC Company I Science & Technology Fund
   AG Income Advantage VUL                                                  480             (1,661)         (1,181)
   Income Advantage Select                                                   13                (10)              3
   Platinum Investor I & II                                                 550            (14,522)        (13,972)
   Platinum Investor I & II (first reduction in expense ratio)            5,821             (1,258)          4,563
   Platinum Investor III                                                 18,261            (31,441)        (13,180)
   Platinum Investor III (first reduction in expense ratio)                 191                 (1)            190
   Platinum Investor IV                                                     775             (1,751)           (976)
   Platinum Investor FlexDirector                                            58                (30)             28
   Platinum Investor PLUS                                                   671             (1,195)           (524)
   Platinum Investor Survivor                                               676             (4,793)         (4,117)
   Platinum Investor Survivor (first reduction in expense ratio)          1,131                 (9)          1,122
   Platinum Investor Survivor II                                            189             (1,324)         (1,135)
   Platinum Investor VIP                                                  2,035             (4,563)         (2,528)
   Protection Advantage Select                                              267               (185)             82
VALIC Company I Small Cap Index Fund
   AG Income Advantage VUL                                                4,437             (1,323)          3,114
   Corporate America (reduced surrender charge)                           4,487             (1,400)          3,087
   Corporate Investor Select                                                157                (22)            135
   Income Advantage Select                                                  142                (63)             79
   Platinum Investor I & II                                               1,139            (29,588)        (28,449)
   Platinum Investor I & II (first reduction in expense ratio)           18,065            (13,862)          4,203
   Platinum Investor III                                                 18,090            (34,689)        (16,599)
   Platinum Investor III (first reduction in expense ratio)               6,528                 (5)          6,523
   Platinum Investor IV                                                   4,260             (2,923)          1,337
   Platinum Investor FlexDirector                                         1,811               (110)          1,701
   Platinum Investor PLUS                                                 2,558             (2,213)            345
   Platinum Investor Survivor                                               623             (6,695)         (6,072)
   Platinum Investor Survivor (first reduction in expense ratio)          4,860                (52)          4,808
   Platinum Investor Survivor II                                         24,315             (1,907)         22,408
   Platinum Investor VIP                                                 19,339             (8,606)         10,733
   Protection Advantage Select                                            1,248               (601)            647
VALIC Company I Stock Index Fund
   AG Income Advantage VUL                                                4,398             (5,528)         (1,130)
   AG Legacy Plus                                                         1,101             (6,510)         (5,409)
   AG Legacy Plus (first reduction in expense ratio)                      2,302                (23)          2,279

                                   VL-R - 54

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE F - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2010.

                                                                   Accumulation Units Accumulation Units Net Increase
Divisions                                                                Issued            Redeemed       (Decrease)
---------------------------------------------------------------------------------------------------------------------
VALIC Company I Stock Index Fund - Continued
   Corporate America                                                         44              (1,249)         (1,205)
   Corporate America (reduced surrender charge)                          12,943                (562)         12,381
   Corporate Investor Select                                                178                 (26)            152
   Income Advantage Select                                                4,895                (921)          3,974
   Platinum Investor I & II                                              10,043            (228,408)       (218,365)
   Platinum Investor I & II (first reduction in expense ratio)          279,703            (117,220)        162,483
   Platinum Investor III                                                 71,084            (170,677)        (99,593)
   Platinum Investor III (first reduction in expense ratio)              24,051                 (26)         24,025
   Platinum Investor IV                                                   8,290              (6,628)          1,662
   Platinum Investor FlexDirector                                            42                (531)           (489)
   Platinum Investor PLUS                                                 8,415              (8,647)           (232)
   Platinum Investor Survivor                                             4,476            (106,131)       (101,655)
   Platinum Investor Survivor (first reduction in expense ratio)         78,037                (358)         77,679
   Platinum Investor Survivor II                                          4,233             (11,165)         (6,932)
   Platinum Investor VIP                                                 23,311             (12,714)         10,597
   Protection Advantage Select                                            1,301                (867)            434
Vanguard VIF High Yield Bond Portfolio
   AG Income Advantage VUL                                                2,693              (1,953)            740
   Corporate America (reduced surrender charge)                           3,800                (562)          3,238
   Corporate Investor Select                                                148                 (21)            127
   Income Advantage Select                                                  733                (458)            275
   Platinum Investor I & II                                                 512              (7,377)         (6,865)
   Platinum Investor I & II (first reduction in expense ratio)           15,675              (6,863)          8,812
   Platinum Investor III                                                 19,903             (41,531)        (21,628)
   Platinum Investor III (first reduction in expense ratio)               3,145                 (17)          3,128
   Platinum Investor IV                                                   6,969              (4,072)          2,897
   Platinum Investor FlexDirector                                            50                 (68)            (18)
   Platinum Investor PLUS                                                 3,006              (6,917)         (3,911)
   Platinum Investor Survivor                                             2,568             (13,510)        (10,942)
   Platinum Investor Survivor (first reduction in expense ratio)          3,206                 (53)          3,153
   Platinum Investor Survivor II                                         15,634              (2,618)         13,016
   Platinum Investor VIP                                                 11,334              (9,718)          1,616
   Platinum Investor VIP (with GMWB rider)                                   25                  (6)             19
   Protection Advantage Select                                              757                (532)            225
Vanguard VIF REIT Index Portfolio
   AG Income Advantage VUL                                                4,941              (2,669)          2,272
   AG Income Advantage VUL (with GMWB rider)                                  -                 (27)            (27)
   Corporate America (reduced surrender charge)                           2,759              (2,869)           (110)
   Income Advantage Select                                                1,564                (688)            876
   Income Advantage Select (with GMWB rider)                                 10                 (20)            (10)
   Platinum Investor I & II                                               1,079             (31,999)        (30,920)
   Platinum Investor I & II (first reduction in expense ratio)           85,741             (10,135)         75,606
   Platinum Investor III                                                 27,695             (64,346)        (36,651)
   Platinum Investor III (first reduction in expense ratio)               6,503                 (19)          6,484
   Platinum Investor IV                                                  13,563             (14,071)           (508)
   Platinum Investor FlexDirector                                         2,611                (721)          1,890
   Platinum Investor PLUS                                                 5,395              (6,454)         (1,059)
   Platinum Investor Survivor                                               287              (9,768)         (9,481)
   Platinum Investor Survivor (first reduction in expense ratio)         15,806                 (26)         15,780
   Platinum Investor Survivor II                                          1,758              (5,191)         (3,433)
   Platinum Investor VIP                                                 32,243             (26,206)          6,037
   Platinum Investor VIP (with GMWB rider)                                   98                 (99)             (1)

                                   VL-R - 55

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE F - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2010.

                                               Accumulation Units Accumulation Units Net Increase
Divisions                                            Issued            Redeemed       (Decrease)
-------------------------------------------------------------------------------------------------
Vanguard VIF REIT Index Portfolio - Continued
   Protection Advantage Select                       3,022              (1,344)         1,678

                                   VL-R - 56

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE F - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2009.

                                                                 Accumulation Units Accumulation Units Net Increase
Divisions                                                              Issued            Redeemed       (Decrease)
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Series I
   Corporate America                                                       45                (916)           (871)
   Corporate America (reduced surrender charge)                         3,008                 (68)          2,940
   Platinum Investor I & II                                            53,513            (316,757)       (263,244)
   Platinum Investor I & II (first reduction in expense ratio)        218,348             (29,867)        188,481
   Platinum Investor III                                               51,875             (73,692)        (21,817)
   Platinum Investor IV                                                 4,222              (4,511)           (289)
   Platinum Investor FlexDirector                                           3                   -               3
   Platinum Investor PLUS                                               3,407              (6,268)         (2,861)
   Platinum Investor Survivor                                           3,325              (9,976)         (6,651)
   Platinum Investor Survivor II                                        1,254              (2,863)         (1,609)
AIM V.I. Global Real Estate Fund - Series I
   AG Income Advantage VUL                                              1,054                (568)            486
   Income Advantage Select                                                944                 (68)            876
   Protection Advantage Select                                            468                 (78)            390
AIM V.I. International Growth Fund - Series I
   AG Income Advantage VUL                                              4,327              (2,235)          2,092
   AG Legacy Plus                                                         669              (2,786)         (2,117)
   Corporate America                                                       30                (956)           (926)
   Corporate America (reduced surrender charge)                         5,104              (7,116)         (2,012)
   Corporate Investor Select                                              495                 (10)            485
   Income Advantage Select                                              1,669                (209)          1,460
   Platinum Investor I & II                                            16,941            (127,851)       (110,910)
   Platinum Investor I & II (first reduction in expense ratio)        115,749             (11,249)        104,500
   Platinum Investor III                                               33,296             (75,670)        (42,374)
   Platinum Investor IV                                                10,626             (10,786)           (160)
   Platinum Investor FlexDirector                                       1,220                (546)            674
   Platinum Investor PLUS                                               2,850              (3,123)           (273)
   Platinum Investor Survivor                                           3,031              (7,815)         (4,784)
   Platinum Investor Survivor II                                        1,296             (11,626)        (10,330)
   Platinum Investor VIP                                               30,383             (19,518)         10,865
   Platinum Investor VIP (with GMWB rider)                                439                 (56)            383
   Protection Advantage Select                                          2,290                (918)          1,372
Alger Capital Appreciation Portfolio - Class I-2 Shares
   AG Income Advantage VUL                                              4,056              (1,202)          2,854
   Corporate America (reduced surrender charge)                        13,451                (449)         13,002
   Income Advantage Select                                              1,975                (210)          1,765
   Platinum Investor I & II                                               435                (230)            205
   Platinum Investor III                                               11,539              (9,634)          1,905
   Platinum Investor IV                                                 4,738              (3,481)          1,257
   Platinum Investor FlexDirector                                          47                 (39)              8
   Platinum Investor PLUS                                               2,610              (1,869)            741
   Platinum Investor Survivor                                               -                 (79)            (79)
   Platinum Investor Survivor II                                          415              (9,774)         (9,359)
   Platinum Investor VIP                                               13,918             (10,005)          3,913
   Platinum Investor VIP (with GMWB rider)                                770                (144)            626
   Protection Advantage Select                                          3,268              (1,070)          2,198
Alger Mid Cap Growth Portfolio - Class I-2 Shares
   AG Income Advantage VUL                                              5,285              (1,140)          4,145
   AG Income Advantage VUL (with GMWB rider)                                -                 (80)            (80)
   Corporate America (reduced surrender charge)                         3,471              (5,871)         (2,400)
   Income Advantage Select                                                562                 (47)            515
   Platinum Investor I & II                                                84                (411)           (327)

                                   VL-R - 57

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE F - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2009.

                                                                 Accumulation Units Accumulation Units Net Increase
Divisions                                                              Issued            Redeemed       (Decrease)
-------------------------------------------------------------------------------------------------------------------
Alger Mid Cap Growth Portfolio - Class I-2 Shares - Continued
   Platinum Investor I & II (first reduction in expense ratio)             14                   -              14
   Platinum Investor III                                               13,598             (13,222)            376
   Platinum Investor IV                                                 6,243              (5,053)          1,190
   Platinum Investor FlexDirector                                         903              (3,446)         (2,543)
   Platinum Investor PLUS                                               3,118              (2,605)            513
   Platinum Investor Survivor                                               -              (1,963)         (1,963)
   Platinum Investor Survivor II                                        3,944              (9,193)         (5,249)
   Platinum Investor VIP                                               14,983             (12,342)          2,641
   Platinum Investor VIP (with GMWB rider)                                 46                 (10)             36
   Protection Advantage Select                                          1,574              (1,217)            357
American Century VP Value Fund - Class I
   AG Income Advantage VUL                                              2,207              (1,186)          1,021
   AG Legacy Plus                                                         651              (4,684)         (4,033)
   Corporate America (reduced surrender charge)                         6,753             (23,243)        (16,490)
   Income Advantage Select                                                811                (109)            702
   Platinum Investor I & II                                             5,905             (72,620)        (66,715)
   Platinum Investor I & II (first reduction in expense ratio)         16,128              (9,868)          6,260
   Platinum Investor III                                               64,245            (126,669)        (62,424)
   Platinum Investor IV                                                15,401             (16,378)           (977)
   Platinum Investor FlexDirector                                          67                (192)           (125)
   Platinum Investor PLUS                                              11,096             (16,277)         (5,181)
   Platinum Investor Survivor                                           1,308              (1,998)           (690)
   Platinum Investor Survivor II                                        6,460              (4,365)          2,095
   Platinum Investor VIP                                               44,594             (28,909)         15,685
   Platinum Investor VIP (with GMWB rider)                                  -                 (16)            (16)
   Protection Advantage Select                                          2,177                (639)          1,538
Credit Suisse U.S. Equity Flex I Portfolio
   AG Income Advantage VUL                                                933                (451)            482
   AG Income Advantage VUL (with GMWB rider)                                -                 (45)            (45)
   Income Advantage Select                                                599                 (67)            532
   Platinum Investor I & II                                               669             (20,167)        (19,498)
   Platinum Investor I & II (first reduction in expense ratio)          2,381                (128)          2,253
   Platinum Investor III                                               24,605             (27,432)         (2,827)
   Platinum Investor IV                                                 2,680              (2,982)           (302)
   Platinum Investor FlexDirector                                         342              (3,409)         (3,067)
   Platinum Investor PLUS                                               3,518              (3,604)            (86)
   Platinum Investor Survivor                                             261                (223)             38
   Platinum Investor Survivor II                                        2,223                (644)          1,579
   Platinum Investor VIP                                                5,225              (6,524)         (1,299)
   Protection Advantage Select                                            653                (452)            201
Dreyfus IP MidCap Stock Portfolio - Initial Shares
   Platinum Investor I & II                                             3,908             (42,130)        (38,222)
   Platinum Investor I & II (first reduction in expense ratio)         25,140              (1,837)         23,303
   Platinum Investor III                                               35,525             (48,786)        (13,261)
   Platinum Investor IV                                                 5,728              (5,030)            698
   Platinum Investor FlexDirector                                           3                   -               3
   Platinum Investor PLUS                                               3,211              (6,275)         (3,064)
   Platinum Investor Survivor                                             790              (7,048)         (6,258)
   Platinum Investor Survivor II                                        1,158              (2,570)         (1,412)
Dreyfus VIF Developing Leaders Portfolio - Initial Shares
   Corporate America                                                       56              (1,087)         (1,031)
   Platinum Investor I & II                                            27,062            (160,805)       (133,743)

                                   VL-R - 58

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE F - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2009.

                                                                       Accumulation Units Accumulation Units Net Increase
Divisions                                                                    Issued            Redeemed       (Decrease)
-------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Developing Leaders Portfolio - Initial Shares - Continued
   Platinum Investor I & II (first reduction in expense ratio)               97,547             (11,536)         86,011
   Platinum Investor III                                                     87,161            (113,626)        (26,465)
   Platinum Investor IV                                                       7,891              (7,318)            573
   Platinum Investor FlexDirector                                                 -                 (29)            (29)
   Platinum Investor PLUS                                                     9,943              (9,562)            381
   Platinum Investor Survivor                                                 2,199              (6,512)         (4,313)
   Platinum Investor Survivor II                                                719              (2,712)         (1,993)
Dreyfus VIF International Value Portfolio - Initial Shares
   AG Income Advantage VUL                                                    1,603                (631)            972
   AG Income Advantage VUL (with GMWB rider)                                      -                 (55)            (55)
   Income Advantage Select                                                    1,201                (257)            944
   Protection Advantage Select                                                1,821                (517)          1,304
Dreyfus VIF Quality Bond Portfolio - Initial Shares
   Corporate America                                                             19                (556)           (537)
   Corporate America (reduced surrender charge)                               2,738              (1,574)          1,164
   Platinum Investor I & II                                                   5,327            (118,322)       (112,995)
   Platinum Investor I & II (first reduction in expense ratio)              127,885              (9,757)        118,128
   Platinum Investor III                                                     32,684             (40,106)         (7,422)
   Platinum Investor IV                                                       8,060              (4,439)          3,621
   Platinum Investor FlexDirector                                                61                 (42)             19
   Platinum Investor PLUS                                                     3,833              (6,396)         (2,563)
   Platinum Investor Survivor                                                   946              (1,112)           (166)
   Platinum Investor Survivor II                                              4,491                (431)          4,060
Fidelity VIP Asset Manager Portfolio - Service Class 2
   AG Income Advantage VUL                                                      891                (497)            394
   AG Legacy Plus                                                                36              (1,718)         (1,682)
   Income Advantage Select                                                      902                (123)            779
   Platinum Investor I & II                                                   1,636             (14,751)        (13,115)
   Platinum Investor I & II (first reduction in expense ratio)               15,831                (608)         15,223
   Platinum Investor III                                                     34,047             (49,879)        (15,832)
   Platinum Investor IV                                                       3,343              (5,477)         (2,134)
   Platinum Investor FlexDirector                                                17                (125)           (108)
   Platinum Investor PLUS                                                     3,928              (5,217)         (1,289)
   Platinum Investor Survivor                                                   780              (1,801)         (1,021)
   Platinum Investor Survivor II                                              1,487              (3,311)         (1,824)
   Platinum Investor VIP                                                      5,773              (4,832)            941
   Protection Advantage Select                                                  731                (236)            495
Fidelity VIP Contrafund Portfolio - Service Class 2
   AG Income Advantage VUL                                                   10,403              (4,729)          5,674
   AG Legacy Plus                                                               823              (5,284)         (4,461)
   Corporate America (reduced surrender charge)                              12,945             (30,168)        (17,223)
   Corporate Investor Select                                                    274                  (7)            267
   Income Advantage Select                                                    5,202                (706)          4,496
   Platinum Investor I & II                                                  13,885            (231,802)       (217,917)
   Platinum Investor I & II (first reduction in expense ratio)              108,975             (24,941)         84,034
   Platinum Investor III                                                    137,953            (302,254)       (164,301)
   Platinum Investor IV                                                      33,246             (31,936)          1,310
   Platinum Investor FlexDirector                                             2,778                (957)          1,821
   Platinum Investor PLUS                                                    18,680             (22,173)         (3,493)
   Platinum Investor Survivor                                                 6,163             (39,592)        (33,429)
   Platinum Investor Survivor II                                             15,921              (6,132)          9,789
   Platinum Investor VIP                                                     93,014             (60,797)         32,217

                                   VL-R - 59

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE F - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2009.

                                                                 Accumulation Units Accumulation Units Net Increase
Divisions                                                              Issued            Redeemed       (Decrease)
-------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio - Service Class 2 - Continued
   Platinum Investor VIP (with GMWB rider)                                110                 (77)             33
   Protection Advantage Select                                          6,831              (2,268)          4,563
Fidelity VIP Equity-Income Portfolio - Service Class 2
   AG Income Advantage VUL                                             10,960              (5,352)          5,608
   AG Legacy Plus                                                       2,340              (5,388)         (3,048)
   Corporate America (reduced surrender charge)                        11,449             (27,663)        (16,214)
   Corporate Investor Select                                              513                 (10)            503
   Income Advantage Select                                              1,822                (138)          1,684
   Platinum Investor I & II                                            10,565            (143,065)       (132,500)
   Platinum Investor I & II (first reduction in expense ratio)        112,079             (21,130)         90,949
   Platinum Investor III                                              132,670            (230,830)        (98,160)
   Platinum Investor IV                                                16,807             (19,960)         (3,153)
   Platinum Investor FlexDirector                                       1,739                (475)          1,264
   Platinum Investor PLUS                                              15,881             (23,905)         (8,024)
   Platinum Investor Survivor                                           7,434             (12,971)         (5,537)
   Platinum Investor Survivor II                                        6,172             (12,983)         (6,811)
   Platinum Investor VIP                                               40,543             (26,741)         13,802
   Platinum Investor VIP (with GMWB rider)                                541                 (50)            491
   Protection Advantage Select                                          3,398              (1,474)          1,924
Fidelity VIP Freedom 2020 Portfolio - Service Class 2
   AG Income Advantage VUL                                              2,855              (1,424)          1,431
   Corporate Investor Select                                              223                  (3)            220
   Income Advantage Select                                                146                  (2)            144
   Platinum Investor III                                                1,380              (1,948)           (568)
   Platinum Investor IV                                                   130                (140)            (10)
   Platinum Investor FlexDirector                                         128                 (81)             47
   Platinum Investor PLUS                                                   -                  (7)             (7)
   Platinum Investor VIP                                                1,774              (1,049)            725
   Protection Advantage Select                                          4,013              (1,630)          2,383
Fidelity VIP Freedom 2025 Portfolio - Service Class 2
   AG Income Advantage VUL                                              3,267              (2,291)            976
   Corporate America (reduced surrender charge)                             -             (45,283)        (45,283)
   Income Advantage Select                                                 15                  (2)             13
   Platinum Investor III                                                  994                (777)            217
   Platinum Investor IV                                                    41                 (27)             14
   Platinum Investor PLUS                                               1,333                 (62)          1,271
   Platinum Investor VIP                                                3,547              (3,233)            314
   Platinum Investor VIP (with GMWB rider)                                 73                 (16)             57
   Protection Advantage Select                                          1,632                (172)          1,460
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
   AG Income Advantage VUL                                              3,020              (1,005)          2,015
   Income Advantage Select                                              1,704                (297)          1,407
   Platinum Investor III                                                5,321              (1,174)          4,147
   Platinum Investor IV                                                   154                (103)             51
   Platinum Investor PLUS                                                  87                 (42)             45
   Platinum Investor Survivor II                                        2,230              (2,035)            195
   Platinum Investor VIP                                               13,871             (15,433)         (1,562)
   Platinum Investor VIP (with GMWB rider)                                106                 (26)             80
   Protection Advantage Select                                          4,090                (491)          3,599
Fidelity VIP Growth Portfolio - Service Class 2
   AG Income Advantage VUL                                              8,488              (4,877)          3,611
   AG Legacy Plus                                                         211              (3,060)         (2,849)

                                   VL-R - 60

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE F - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2009.

                                                                            Accumulation Units Accumulation Units Net Increase
Divisions                                                                         Issued            Redeemed       (Decrease)
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio - Service Class 2 - Continued
   Corporate America (reduced surrender charge)                                    7,092              (9,104)        (2,012)
   Income Advantage Select                                                         1,187                (202)           985
   Platinum Investor I & II                                                       10,013             (83,972)       (73,959)
   Platinum Investor I & II (first reduction in expense ratio)                    35,191              (3,444)        31,747
   Platinum Investor III                                                         199,134            (258,841)       (59,707)
   Platinum Investor IV                                                           12,929             (13,608)          (679)
   Platinum Investor FlexDirector                                                  3,190              (5,647)        (2,457)
   Platinum Investor PLUS                                                         18,779             (26,496)        (7,717)
   Platinum Investor Survivor                                                      3,697             (16,061)       (12,364)
   Platinum Investor Survivor II                                                   5,194             (17,259)       (12,065)
   Platinum Investor VIP                                                          25,232             (16,571)         8,661
   Protection Advantage Select                                                     3,745              (1,425)         2,320
Fidelity VIP Mid Cap Portfolio - Service Class 2
   AG Income Advantage VUL                                                         7,334              (4,117)         3,217
   Corporate America (reduced surrender charge)                                    6,846             (32,013)       (25,167)
   Corporate Investor Select                                                         476                  (9)           467
   Income Advantage Select                                                         3,256                (453)         2,803
   Income Advantage Select (with GMWB rider)                                         282                 (19)           263
   Platinum Investor I & II                                                          293              (3,007)        (2,714)
   Platinum Investor I & II (first reduction in expense ratio)                     4,836                 (24)         4,812
   Platinum Investor III                                                          18,859             (48,266)       (29,407)
   Platinum Investor IV                                                           18,162             (17,781)           381
   Platinum Investor FlexDirector                                                    278                (199)            79
   Platinum Investor PLUS                                                          4,068              (3,703)           365
   Platinum Investor Survivor                                                      1,299              (1,237)            62
   Platinum Investor Survivor II                                                   1,424              (8,927)        (7,503)
   Platinum Investor VIP                                                          48,309             (31,314)        16,995
   Platinum Investor VIP (with GMWB rider)                                           263                  (3)           260
   Protection Advantage Select                                                     2,922              (1,335)         1,587
Franklin Templeton Franklin Small Cap Value Securities Fund - Class 2
   AG Income Advantage VUL                                                         6,825              (3,220)         3,605
   Corporate America (reduced surrender charge)                                    6,715             (14,655)        (7,940)
   Income Advantage Select                                                         2,490                (276)         2,214
   Income Advantage Select (with GMWB rider)                                         315                 (21)           294
   Platinum Investor I & II                                                           82              (2,309)        (2,227)
   Platinum Investor I & II (first reduction in expense ratio)                         9                (158)          (149)
   Platinum Investor III                                                          17,836             (54,448)       (36,612)
   Platinum Investor IV                                                           13,305             (12,560)           745
   Platinum Investor FlexDirector                                                  1,216                (510)           706
   Platinum Investor PLUS                                                          3,394              (4,551)        (1,157)
   Platinum Investor Survivor                                                        735             (10,513)        (9,778)
   Platinum Investor Survivor II                                                   1,726              (1,792)           (66)
   Platinum Investor VIP                                                          40,069             (23,939)        16,130
   Platinum Investor VIP (with GMWB rider)                                           203                 (20)           183
   Protection Advantage Select                                                     2,289              (1,048)         1,241
Franklin Templeton Franklin Small-Mid Cap Growth Securities Fund - Class 2
   AG Legacy Plus                                                                    191              (2,422)        (2,231)
Franklin Templeton Franklin U.S. Government Fund - Class 2
   Corporate America (reduced surrender charge)                                   19,618              (7,175)        12,443
   Platinum Investor I & II                                                        1,662             (24,653)       (22,991)
   Platinum Investor I & II (first reduction in expense ratio)                    35,273              (8,974)        26,299
   Platinum Investor III                                                          11,656             (47,919)       (36,263)

                                   VL-R - 61

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE F - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2009.

                                                                        Accumulation Units Accumulation Units Net Increase
Divisions                                                                     Issued            Redeemed       (Decrease)
--------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Franklin U.S. Government Fund - Class 2 - Continued
   Platinum Investor IV                                                        5,510            (18,133)        (12,623)
   Platinum Investor FlexDirector                                                138             (1,952)         (1,814)
   Platinum Investor PLUS                                                     10,694             (5,969)          4,725
   Platinum Investor Survivor                                                    435               (254)            181
   Platinum Investor Survivor II                                                 990             (3,764)         (2,774)
   Platinum Investor VIP                                                      11,289             (8,814)          2,475
Franklin Templeton Mutual Shares Securities Fund - Class 2
   AG Income Advantage VUL                                                     3,483             (2,175)          1,308
   Corporate America (reduced surrender charge)                                5,032             (2,565)          2,467
   Income Advantage Select                                                     2,312               (263)          2,049
   Platinum Investor I & II                                                    7,191            (36,598)        (29,407)
   Platinum Investor I & II (first reduction in expense ratio)                34,356             (9,293)         25,063
   Platinum Investor III                                                      27,416            (77,810)        (50,394)
   Platinum Investor IV                                                       14,597            (14,278)            319
   Platinum Investor FlexDirector                                                751               (450)            301
   Platinum Investor PLUS                                                      7,416            (12,297)         (4,881)
   Platinum Investor Survivor                                                    558            (18,766)        (18,208)
   Platinum Investor Survivor II                                               3,686             (1,914)          1,772
   Platinum Investor VIP                                                      26,754            (20,451)          6,303
   Platinum Investor VIP (with GMWB rider)                                         -               (174)           (174)
   Protection Advantage Select                                                 3,960               (811)          3,149
Franklin Templeton Templeton Foreign Securities Fund - Class 2
   AG Legacy Plus                                                                 83             (2,307)         (2,224)
   Corporate America (reduced surrender charge)                                1,398             (3,374)         (1,976)
   Platinum Investor I & II                                                    3,029            (43,755)        (40,726)
   Platinum Investor I & II (first reduction in expense ratio)                58,783             (4,023)         54,760
   Platinum Investor III                                                      22,634            (48,183)        (25,549)
   Platinum Investor IV                                                        7,035             (7,884)           (849)
   Platinum Investor FlexDirector                                                742             (1,588)           (846)
   Platinum Investor PLUS                                                      5,207             (6,306)         (1,099)
   Platinum Investor Survivor                                                  3,970             (5,245)         (1,275)
   Platinum Investor Survivor II                                               3,926            (11,359)         (7,433)
   Platinum Investor VIP                                                      26,112            (12,026)         14,086
Goldman Sachs VIT Capital Growth Fund - Institutional Shares
   Platinum Investor I & II                                                        -               (250)           (250)
   Platinum Investor I & II (first reduction in expense ratio)                     4                  -               4
   Platinum Investor III                                                           -               (888)           (888)
   Platinum Investor PLUS                                                          -                 (2)             (2)
   Platinum Investor Survivor                                                      -            (58,257)        (58,257)
   Platinum Investor Survivor II                                                   -               (173)           (173)
Janus Aspen Enterprise Portfolio - Service Shares
   AG Income Advantage VUL                                                     6,075             (1,041)          5,034
   Corporate America (reduced surrender charge)                                2,449             (6,928)         (4,479)
   Income Advantage Select                                                       477                (77)            400
   Platinum Investor I & II                                                    5,346            (85,040)        (79,694)
   Platinum Investor I & II (first reduction in expense ratio)                11,243             (7,960)          3,283
   Platinum Investor III                                                      53,492            (96,808)        (43,316)
   Platinum Investor IV                                                        2,776             (2,001)            775
   Platinum Investor FlexDirector                                                 82                (58)             24
   Platinum Investor PLUS                                                      2,094             (3,178)         (1,084)
   Platinum Investor Survivor                                                    679               (614)             65
   Platinum Investor Survivor II                                               3,748             (2,543)          1,205

                                   VL-R - 62

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE F - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2009.

                                                                   Accumulation Units Accumulation Units Net Increase
Divisions                                                                Issued            Redeemed       (Decrease)
---------------------------------------------------------------------------------------------------------------------
Janus Aspen Enterprise Portfolio - Service Shares - Continued
   Platinum Investor VIP                                                  8,747             (4,543)          4,204
   Protection Advantage Select                                              731               (763)            (32)
Janus Aspen Forty Portfolio - Service Shares
   AG Income Advantage VUL                                                4,800             (1,358)          3,442
   AG Income Advantage VUL (with GMWB rider)                                  -                (66)            (66)
   Income Advantage Select                                                1,636               (204)          1,432
   Protection Advantage Select                                            2,849             (1,141)          1,708
Janus Aspen Overseas Portfolio - Service Shares
   AG Income Advantage VUL                                               10,488             (5,490)          4,998
   Corporate America (reduced surrender charge)                           5,147             (9,231)         (4,084)
   Platinum Investor I & II                                               5,196            (59,322)        (54,126)
   Platinum Investor I & II (first reduction in expense ratio)           47,181            (13,976)         33,205
   Platinum Investor III                                                 37,048            (79,865)        (42,817)
   Platinum Investor IV                                                   9,680             (8,916)            764
   Platinum Investor FlexDirector                                           698             (4,454)         (3,756)
   Platinum Investor PLUS                                                 8,564             (3,813)          4,751
   Platinum Investor Survivor                                             5,563            (21,457)        (15,894)
   Platinum Investor Survivor II                                          2,849             (4,019)         (1,170)
   Platinum Investor VIP                                                 45,382            (22,892)         22,490
   Platinum Investor VIP (with GMWB rider)                                  848               (297)            551
   Protection Advantage Select                                            4,453             (2,152)          2,301
Janus Aspen Worldwide Portfolio - Service Shares
   Corporate America (reduced surrender charge)                              13             (8,163)         (8,150)
   Platinum Investor I & II                                               2,529            (28,368)        (25,839)
   Platinum Investor I & II (first reduction in expense ratio)            5,984               (671)          5,313
   Platinum Investor III                                                 60,666            (83,501)        (22,835)
   Platinum Investor IV                                                   2,091             (3,087)           (996)
   Platinum Investor PLUS                                                 4,463             (3,089)          1,374
   Platinum Investor Survivor                                             1,197             (3,556)         (2,359)
   Platinum Investor Survivor II                                            244               (523)           (279)
JPMorgan Insurance Trust Core Bond Portfolio - Class 1
   AG Income Advantage VUL                                                1,827               (407)          1,420
   Income Advantage Select                                                  859                (99)            760
   Protection Advantage Select                                            3,353               (462)          2,891
JPMorgan Insurance Trust Government Bond Portfolio - Class 1
   AG Income Advantage VUL                                                   93               (830)           (737)
   Income Advantage Select                                                   28                (65)            (37)
   Protection Advantage Select                                              169             (1,977)         (1,808)
JPMorgan Insurance Trust International Equity Portfolio - Class 1
   AG Income Advantage VUL                                                2,644             (1,837)            807
   AG Income Advantage VUL (with GMWB rider)                                  -                (70)            (70)
   Income Advantage Select                                                1,790               (139)          1,651
   Protection Advantage Select                                              709               (507)            202
JPMorgan Insurance Trust Mid Cap Value Portfolio - Class 1
   Platinum Investor I & II                                               6,159                (54)          6,105
   Platinum Investor III                                                133,248             (2,480)        130,768
   Platinum Investor IV                                                  10,231               (575)          9,656
   Platinum Investor PLUS                                                 5,270               (159)          5,111
   Platinum Investor Survivor                                               446                (62)            384
   Platinum Investor Survivor II                                          2,904                (95)          2,809
JPMorgan Insurance Trust Small Cap Core Portfolio - Class 1
   Platinum Investor I & II                                               2,144            (36,834)        (34,690)

                                   VL-R - 63

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE F - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2009.

                                                                         Accumulation Units Accumulation Units Net Increase
Divisions                                                                      Issued            Redeemed       (Decrease)
---------------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust Small Cap Core Portfolio - Class 1 - Continued
   Platinum Investor I & II (first reduction in expense ratio)                 13,884              (3,044)         10,840
   Platinum Investor III                                                       18,238             (31,498)        (13,260)
   Platinum Investor IV                                                         6,989              (5,865)          1,124
   Platinum Investor FlexDirector                                                 212                (122)             90
   Platinum Investor PLUS                                                       2,286              (2,726)           (440)
   Platinum Investor Survivor                                                     331                (171)            160
   Platinum Investor Survivor II                                                2,707              (1,872)            835
   Platinum Investor VIP                                                       29,613             (14,895)         14,718
JPMorgan Mid Cap Value Portfolio
   Platinum Investor I & II                                                         -              (5,215)         (5,215)
   Platinum Investor III                                                            -            (113,000)       (113,000)
   Platinum Investor IV                                                             -             (13,187)        (13,187)
   Platinum Investor PLUS                                                           -              (4,663)         (4,663)
   Platinum Investor Survivor                                                       -                (440)           (440)
   Platinum Investor Survivor II                                                    -              (2,525)         (2,525)
MFS VIT Core Equity Series - Initial Class
   Corporate America (reduced surrender charge)                                   614                (830)           (216)
   Platinum Investor I & II                                                     3,243             (25,343)        (22,100)
   Platinum Investor I & II (first reduction in expense ratio)                 10,186              (7,629)          2,557
   Platinum Investor III                                                       61,726             (86,007)        (24,281)
   Platinum Investor IV                                                         2,253              (2,002)            251
   Platinum Investor PLUS                                                       5,170              (8,930)         (3,760)
   Platinum Investor Survivor                                                   3,011              (7,015)         (4,004)
   Platinum Investor Survivor II                                                  731              (1,807)         (1,076)
MFS VIT Growth Series - Initial Class
   AG Legacy Plus                                                                 182              (2,770)         (2,588)
   Corporate America (reduced surrender charge)                                   709              (1,321)           (612)
   Platinum Investor I & II                                                    47,559            (240,192)       (192,633)
   Platinum Investor I & II (first reduction in expense ratio)                175,780             (14,874)        160,906
   Platinum Investor III                                                      109,718            (121,136)        (11,418)
   Platinum Investor IV                                                         2,051              (2,215)           (164)
   Platinum Investor FlexDirector                                               1,626                (480)          1,146
   Platinum Investor PLUS                                                       5,767             (10,177)         (4,410)
   Platinum Investor Survivor                                                   7,555             (14,367)         (6,812)
   Platinum Investor Survivor II                                                  487                (689)           (202)
MFS VIT New Discovery Series - Initial Class
   AG Income Advantage VUL                                                        941                (374)            567
   AG Legacy Plus                                                               1,069              (2,530)         (1,461)
   Corporate America (reduced surrender charge)                                    78                (255)           (177)
   Income Advantage Select                                                        551                 (54)            497
   Platinum Investor I & II                                                     1,443             (12,569)        (11,126)
   Platinum Investor I & II (first reduction in expense ratio)                  8,895              (8,234)            661
   Platinum Investor III                                                       45,190             (54,321)         (9,131)
   Platinum Investor IV                                                         3,874              (2,860)          1,014
   Platinum Investor FlexDirector                                                   2                 (12)            (10)
   Platinum Investor PLUS                                                       3,525              (4,614)         (1,089)
   Platinum Investor Survivor                                                   2,207                (594)          1,613
   Platinum Investor Survivor II                                                  670              (2,949)         (2,279)
   Platinum Investor VIP                                                        6,877              (4,473)          2,404
   Platinum Investor VIP (with GMWB rider)                                          -                 (33)            (33)
   Protection Advantage Select                                                    964                (251)            713

                                   VL-R - 64

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE F - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2009.

                                                                 Accumulation Units Accumulation Units Net Increase
Divisions                                                              Issued            Redeemed       (Decrease)
-------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series - Initial Class
   AG Income Advantage VUL                                                559                (302)           257
   Corporate America (reduced surrender charge)                           471              (1,795)        (1,324)
   Income Advantage Select                                                687                (114)           573
   Platinum Investor I & II                                             1,464             (21,105)       (19,641)
   Platinum Investor I & II (first reduction in expense ratio)          2,388                 (51)         2,337
   Platinum Investor III                                               68,038             (33,793)        34,245
   Platinum Investor IV                                                 4,562              (1,198)         3,364
   Platinum Investor FlexDirector                                           8                  (4)             4
   Platinum Investor PLUS                                               1,445              (1,719)          (274)
   Platinum Investor Survivor                                           1,751              (6,068)        (4,317)
   Platinum Investor Survivor II                                          440                 (99)           341
   Platinum Investor VIP                                                4,957              (2,463)         2,494
   Protection Advantage Select                                          1,075                (271)           804
MFS VIT Total Return Series - Initial Class
   AG Legacy Plus                                                       1,766              (9,615)        (7,849)
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I
   AG Income Advantage VUL                                              1,464                (911)           553
   Corporate America (reduced surrender charge)                         1,223              (1,131)            92
   Income Advantage Select                                                618                 (92)           526
   Platinum Investor I & II                                             4,331             (28,035)       (23,704)
   Platinum Investor I & II (first reduction in expense ratio)          8,093                (992)         7,101
   Platinum Investor III                                               42,953            (109,652)       (66,699)
   Platinum Investor IV                                                 3,868              (7,309)        (3,441)
   Platinum Investor FlexDirector                                          31                 (39)            (8)
   Platinum Investor PLUS                                               5,425              (8,076)        (2,651)
   Platinum Investor Survivor                                           2,819                (737)         2,082
   Platinum Investor Survivor II                                        2,618             (12,881)       (10,263)
   Platinum Investor VIP                                               13,814              (8,722)         5,092
   Platinum Investor VIP (with GMWB rider)                                 39                  (9)            30
   Protection Advantage Select                                          4,654              (3,164)         1,490
Neuberger Berman AMT Partners Portfolio - Class I
   AG Legacy Plus                                                          93              (2,065)        (1,972)
Neuberger Berman AMT Socially Responsive Portfolio - Class I
   AG Income Advantage VUL                                                262                (187)            75
   Corporate America (reduced surrender charge)                           948                 (20)           928
   Income Advantage Select                                                223                  (1)           222
   Protection Advantage Select                                             47                 (18)            29
Oppenheimer Balanced Fund/VA - Non-Service Shares
   AG Income Advantage VUL                                              1,120                (347)           773
   Income Advantage Select                                              3,034                (301)         2,733
   Platinum Investor I & II                                                24              (1,232)        (1,208)
   Platinum Investor III                                                9,629             (14,043)        (4,414)
   Platinum Investor IV                                                11,392             (13,354)        (1,962)
   Platinum Investor FlexDirector                                       2,705              (1,012)         1,693
   Platinum Investor PLUS                                                 936                (927)             9
   Platinum Investor Survivor                                               -                (447)          (447)
   Platinum Investor Survivor II                                        1,913              (1,572)           341
   Platinum Investor VIP                                               13,506             (10,874)         2,632
   Platinum Investor VIP (with GMWB rider)                                  -                 (37)           (37)
   Protection Advantage Select                                            334                (237)            97
Oppenheimer Global Securities Fund/VA - Non-Service Shares
   AG Income Advantage VUL                                              4,942              (2,735)         2,207

                                   VL-R - 65

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE F - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2009.

                                                                         Accumulation Units Accumulation Units Net Increase
Divisions                                                                      Issued            Redeemed       (Decrease)
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA - Non-Service Shares - Continued
   Corporate America (reduced surrender charge)                                 3,706            (12,192)         (8,486)
   Corporate Investor Select                                                      729                (14)            715
   Income Advantage Select                                                      2,269               (232)          2,037
   Platinum Investor I & II                                                        64             (3,339)         (3,275)
   Platinum Investor I & II (first reduction in expense ratio)                    803                  -             803
   Platinum Investor III                                                       16,831            (29,415)        (12,584)
   Platinum Investor IV                                                        11,201             (9,904)          1,297
   Platinum Investor FlexDirector                                                  83               (160)            (77)
   Platinum Investor PLUS                                                       3,402             (3,827)           (425)
   Platinum Investor Survivor                                                     481               (966)           (485)
   Platinum Investor Survivor II                                                3,220             (1,647)          1,573
   Platinum Investor VIP                                                       35,489            (23,008)         12,481
   Platinum Investor VIP (with GMWB rider)                                        109                (41)             68
   Protection Advantage Select                                                  1,868               (371)          1,497
Oppenheimer High Income Fund/VA - Non-Service Shares
   AG Legacy Plus                                                                 278             (1,640)         (1,362)
PIMCO VIT CommodityRealReturn Strategy Portfolio - Administrative Class
   AG Income Advantage VUL                                                      3,620             (1,133)          2,487
   AG Income Advantage VUL (with GMWB rider)                                        -                (26)            (26)
   Corporate America (reduced surrender charge)                                 1,590             (2,091)           (501)
   Income Advantage Select                                                      1,460               (149)          1,311
   Platinum Investor I & II                                                    20,066               (693)         19,373
   Platinum Investor III                                                       35,369             (4,052)         31,317
   Platinum Investor IV                                                         2,075             (4,670)         (2,595)
   Platinum Investor FlexDirector                                               2,145               (235)          1,910
   Platinum Investor PLUS                                                       6,593               (264)          6,329
   Platinum Investor Survivor II                                               37,643             (2,248)         35,395
   Platinum Investor VIP                                                       12,488             (6,393)          6,095
   Platinum Investor VIP (with GMWB rider)                                        125                 (2)            123
   Protection Advantage Select                                                  2,242               (930)          1,312
PIMCO VIT Global Bond Portfolio (Unhedged) - Administrative Class
   AG Income Advantage VUL                                                      1,566               (561)          1,005
   Income Advantage Select                                                      1,416               (182)          1,234
   Protection Advantage Select                                                    424               (123)            301
PIMCO VIT Real Return Portfolio - Administrative Class
   AG Income Advantage VUL                                                      1,967             (1,229)            738
   AG Legacy Plus                                                                 166             (4,934)         (4,768)
   Corporate America (reduced surrender charge)                                 5,477            (41,422)        (35,945)
   Corporate Investor Select                                                      248                 (5)            243
   Income Advantage Select                                                      2,540               (443)          2,097
   Platinum Investor I & II                                                     2,354            (19,769)        (17,415)
   Platinum Investor I & II (first reduction in expense ratio)                  9,130             (2,668)          6,462
   Platinum Investor III                                                       46,337            (86,875)        (40,538)
   Platinum Investor IV                                                        21,959            (10,497)         11,462
   Platinum Investor FlexDirector                                                 121               (908)           (787)
   Platinum Investor PLUS                                                       6,701            (11,926)         (5,225)
   Platinum Investor Survivor                                                   2,113             (6,951)         (4,838)
   Platinum Investor Survivor II                                                3,557             (5,804)         (2,247)
   Platinum Investor VIP                                                       16,135            (13,043)          3,092
   Protection Advantage Select                                                  1,330               (371)            959
PIMCO VIT Short-Term Portfolio - Administrative Class
   AG Income Advantage VUL                                                      1,763               (722)          1,041

                                   VL-R - 66

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE F - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2009.

                                                                   Accumulation Units Accumulation Units Net Increase
Divisions                                                                Issued            Redeemed       (Decrease)
---------------------------------------------------------------------------------------------------------------------
PIMCO VIT Short-Term Portfolio - Administrative Class - Continued
   AG Income Advantage VUL (with GMWB rider)                                  -                 (34)            (34)
   Corporate America (reduced surrender charge)                           7,268              (2,875)          4,393
   Corporate Investor Select                                                228                  (4)            224
   Income Advantage Select                                                  828                (182)            646
   Platinum Investor I & II                                               1,532             (25,949)        (24,417)
   Platinum Investor I & II (first reduction in expense ratio)           36,925              (1,739)         35,186
   Platinum Investor III                                                 20,887             (61,152)        (40,265)
   Platinum Investor IV                                                   7,440              (7,401)             39
   Platinum Investor FlexDirector                                            93              (3,918)         (3,825)
   Platinum Investor PLUS                                                 2,604              (7,486)         (4,882)
   Platinum Investor Survivor                                               370              (6,441)         (6,071)
   Platinum Investor Survivor II                                          6,050              (3,074)          2,976
   Platinum Investor VIP                                                  8,817              (6,676)          2,141
   Platinum Investor VIP (with GMWB rider)                                  306                  (4)            302
   Protection Advantage Select                                              796                (257)            539
PIMCO VIT Total Return Portfolio - Administrative Class
   AG Income Advantage VUL                                                5,129              (1,714)          3,415
   AG Income Advantage VUL (with GMWB rider)                                  -                 (34)            (34)
   AG Legacy Plus                                                         4,435              (5,390)           (955)
   Corporate America (reduced surrender charge)                          11,046             (25,735)        (14,689)
   Corporate Investor Select                                                289                  (7)            282
   Income Advantage Select                                                4,270                (453)          3,817
   Platinum Investor I & II                                               3,573             (54,484)        (50,911)
   Platinum Investor I & II (first reduction in expense ratio)           94,103             (16,335)         77,768
   Platinum Investor III                                                191,436             (78,442)        112,994
   Platinum Investor IV                                                  11,904             (16,503)         (4,599)
   Platinum Investor FlexDirector                                         1,132              (5,155)         (4,023)
   Platinum Investor PLUS                                                 9,561             (14,904)         (5,343)
   Platinum Investor Survivor                                             2,008             (19,221)        (17,213)
   Platinum Investor Survivor II                                         22,624              (3,063)         19,561
   Platinum Investor VIP                                                 41,687             (24,508)         17,179
   Platinum Investor VIP (with GMWB rider)                                  441                 (47)            394
   Protection Advantage Select                                            6,007              (5,459)            548
Pioneer Fund VCT Portfolio - Class I
   Platinum Investor I & II                                               8,946            (117,428)       (108,482)
   Platinum Investor I & II (first reduction in expense ratio)          100,559             (14,591)         85,968
   Platinum Investor III                                                  6,148              (8,685)         (2,537)
   Platinum Investor PLUS                                                   184                (209)            (25)
   Platinum Investor Survivor                                               810                (483)            327
   Platinum Investor Survivor II                                              -                 (13)            (13)
Pioneer Growth Opportunities VCT Portfolio - Class I
   Corporate America                                                         32                (804)           (772)
   Platinum Investor I & II                                              12,627             (87,247)        (74,620)
   Platinum Investor I & II (first reduction in expense ratio)           62,589             (27,524)         35,065
   Platinum Investor III                                                 17,139             (28,606)        (11,467)
   Platinum Investor PLUS                                                   982              (1,100)           (118)
   Platinum Investor Survivor                                               915              (1,554)           (639)
   Platinum Investor Survivor II                                              -                  (8)             (8)
Pioneer Mid Cap Value VCT Portfolio - Class I
   AG Income Advantage VUL                                                  350                (350)              -
   Income Advantage Select                                                  424                 (70)            354
   Platinum Investor I & II                                                 642              (1,468)           (826)

                                   VL-R - 67

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE F - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2009.

                                                                 Accumulation Units Accumulation Units Net Increase
Divisions                                                              Issued            Redeemed       (Decrease)
-------------------------------------------------------------------------------------------------------------------
Pioneer Mid Cap Value VCT Portfolio - Class I - Continued
   Platinum Investor I & II (first reduction in expense ratio)            806                   -             806
   Platinum Investor III                                                1,632                (921)            711
   Platinum Investor IV                                                   774                (170)            604
   Platinum Investor FlexDirector                                       1,086                (319)            767
   Platinum Investor PLUS                                                 661                (272)            389
   Platinum Investor Survivor II                                        2,184                (278)          1,906
   Platinum Investor VIP                                               10,015              (4,558)          5,457
   Platinum Investor VIP (with GMWB rider)                                604                (134)            470
   Protection Advantage Select                                            812                (119)            693
Putnam VT Diversified Income Fund - Class IB
   AG Income Advantage VUL                                                646                (359)            287
   AG Legacy Plus                                                         394              (3,261)         (2,867)
   Corporate America                                                        -              (6,769)         (6,769)
   Corporate America (reduced surrender charge)                         1,491              (7,178)         (5,687)
   Income Advantage Select                                              1,583                (236)          1,347
   Income Advantage Select (with GMWB rider)                              302                 (20)            282
   Platinum Investor I & II                                             1,651             (27,170)        (25,519)
   Platinum Investor I & II (first reduction in expense ratio)          8,929              (8,726)            203
   Platinum Investor III                                               21,088             (17,430)          3,658
   Platinum Investor IV                                                 4,603              (3,133)          1,470
   Platinum Investor PLUS                                               1,261              (1,857)           (596)
   Platinum Investor Survivor                                             104                (360)           (256)
   Platinum Investor Survivor II                                          467                (868)           (401)
   Platinum Investor VIP                                                9,852              (6,039)          3,813
   Protection Advantage Select                                            480                (191)            289
Putnam VT Growth and Income Fund - Class IB
   Corporate America                                                        -             (11,018)        (11,018)
   Corporate America (reduced surrender charge)                         3,614             (11,314)         (7,700)
   Platinum Investor I & II                                            20,709            (150,206)       (129,497)
   Platinum Investor I & II (first reduction in expense ratio)        106,786             (21,278)         85,508
   Platinum Investor III                                              100,475            (147,124)        (46,649)
   Platinum Investor IV                                                13,085             (12,115)            970
   Platinum Investor FlexDirector                                         299              (6,218)         (5,919)
   Platinum Investor PLUS                                               7,837             (10,318)         (2,481)
   Platinum Investor Survivor                                           2,373              (4,894)         (2,521)
   Platinum Investor Survivor II                                        2,547                (429)          2,118
Putnam VT International Growth and Income Fund - Class IB
   Corporate America (reduced surrender charge)                         3,444              (5,673)         (2,229)
   Platinum Investor I & II                                            14,544             (88,884)        (74,340)
   Platinum Investor I & II (first reduction in expense ratio)         93,497             (21,060)         72,437
   Platinum Investor III                                               29,297             (52,864)        (23,567)
   Platinum Investor IV                                                 7,301             (10,205)         (2,904)
   Platinum Investor FlexDirector                                          96                 (85)             11
   Platinum Investor PLUS                                               3,450              (4,573)         (1,123)
   Platinum Investor Survivor                                             809              (3,518)         (2,709)
   Platinum Investor Survivor II                                        1,457                (207)          1,250
   Platinum Investor VIP                                               30,709             (22,018)          8,691
   Platinum Investor VIP (with GMWB rider)                                122                 (30)             92
Putnam VT Small Cap Value Fund - Class IB
   AG Income Advantage VUL                                                355                (802)           (447)
   AG Legacy Plus                                                         545              (1,482)           (937)
   Income Advantage Select                                                316                 (25)            291

                                   VL-R - 68

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE F - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2009.

                                                                 Accumulation Units Accumulation Units Net Increase
Divisions                                                              Issued            Redeemed       (Decrease)
-------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund - Class IB - Continued
   Protection Advantage Select                                            114                 (70)            44
Putnam VT Vista Fund - Class IB
   AG Legacy Plus                                                       1,270              (1,089)           181
Putnam VT Voyager Fund - Class IB
   AG Legacy Plus                                                       1,445              (7,459)        (6,014)
SunAmerica Aggressive Growth Portfolio - Class 1
   AG Income Advantage VUL                                                946                (669)           277
   Income Advantage Select                                                525                 (55)           470
   Platinum Investor I & II                                               155             (45,691)       (45,536)
   Platinum Investor I & II (first reduction in expense ratio)          5,701                (954)         4,747
   Platinum Investor III                                               12,089             (22,377)       (10,288)
   Platinum Investor IV                                                 3,632              (3,163)           469
   Platinum Investor FlexDirector                                          93                 (80)            13
   Platinum Investor PLUS                                               2,370              (2,504)          (134)
   Platinum Investor Survivor                                               -                (441)          (441)
   Platinum Investor Survivor II                                          500                (300)           200
   Platinum Investor VIP                                               10,002              (4,723)         5,279
   Protection Advantage Select                                            656                 (65)           591
SunAmerica Balanced Portfolio - Class 1
   AG Income Advantage VUL                                                521                (165)           356
   Income Advantage Select                                              1,020                (162)           858
   Platinum Investor I & II                                                75              (2,725)        (2,650)
   Platinum Investor I & II (first reduction in expense ratio)            959                  (1)           958
   Platinum Investor III                                               13,381             (14,391)        (1,010)
   Platinum Investor IV                                                 2,554              (2,491)            63
   Platinum Investor FlexDirector                                          10                  (8)             2
   Platinum Investor PLUS                                               3,937              (4,225)          (288)
   Platinum Investor Survivor                                               -                 (74)           (74)
   Platinum Investor Survivor II                                          975                (206)           769
   Platinum Investor VIP                                                4,568              (2,345)         2,223
   Protection Advantage Select                                            243                (188)            55
UIF Capital Growth Portfolio - Class I Shares
   Platinum Investor I & II                                            20,877            (102,666)       (81,789)
   Platinum Investor I & II (first reduction in expense ratio)         66,599             (11,184)        55,415
   Platinum Investor III                                               10,957             (28,706)       (17,749)
   Platinum Investor IV                                                   854              (1,236)          (382)
   Platinum Investor PLUS                                                 700              (2,494)        (1,794)
   Platinum Investor Survivor                                           1,828              (6,930)        (5,102)
   Platinum Investor Survivor II                                            -                (194)          (194)
UIF High Yield Portfolio - Class I Shares
   Platinum Investor I & II                                             4,604             (45,328)       (40,724)
   Platinum Investor I & II (first reduction in expense ratio)         32,008              (4,673)        27,335
   Platinum Investor III                                                3,456              (6,967)        (3,511)
   Platinum Investor IV                                                 1,288                (480)           808
   Platinum Investor FlexDirector                                           -                (946)          (946)
   Platinum Investor PLUS                                                 681              (1,242)          (561)
   Platinum Investor Survivor                                             688                (693)            (5)
   Platinum Investor Survivor II                                        3,958                 (51)         3,907
VALIC Company I International Equities Fund
   AG Income Advantage VUL                                              2,804                (813)         1,991
   AG Legacy Plus                                                         554                (964)          (410)
   Corporate America (reduced surrender charge)                           254                (363)          (109)

                                   VL-R - 69

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE F - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2009.

                                                                 Accumulation Units Accumulation Units Net Increase
Divisions                                                              Issued            Redeemed       (Decrease)
-------------------------------------------------------------------------------------------------------------------
VALIC Company I International Equities Fund - Continued
   Income Advantage Select                                                384                 (68)            316
   Platinum Investor I & II                                             4,069             (11,759)         (7,690)
   Platinum Investor I & II (first reduction in expense ratio)         24,592             (13,169)         11,423
   Platinum Investor III                                               39,699             (20,033)         19,666
   Platinum Investor IV                                                 2,711              (3,122)           (411)
   Platinum Investor FlexDirector                                           -                 (67)            (67)
   Platinum Investor PLUS                                               1,598              (3,888)         (2,290)
   Platinum Investor Survivor                                             856              (2,163)         (1,307)
   Platinum Investor Survivor II                                        2,759                (278)          2,481
   Platinum Investor VIP                                               13,846              (6,674)          7,172
   Protection Advantage Select                                            661                (410)            251
VALIC Company I Mid Cap Index Fund
   AG Income Advantage VUL                                              1,766                (536)          1,230
   AG Legacy Plus                                                         842              (4,900)         (4,058)
   Corporate America                                                       41              (1,281)         (1,240)
   Corporate America (reduced surrender charge)                         1,922                (445)          1,477
   Income Advantage Select                                                 57                  (7)             50
   Platinum Investor I & II                                            14,837            (132,414)       (117,577)
   Platinum Investor I & II (first reduction in expense ratio)        166,241             (17,707)        148,534
   Platinum Investor III                                               57,252             (75,751)        (18,499)
   Platinum Investor IV                                                 8,459             (12,528)         (4,069)
   Platinum Investor FlexDirector                                          59                (607)           (548)
   Platinum Investor PLUS                                               5,457             (12,506)         (7,049)
   Platinum Investor Survivor                                           1,983             (17,801)        (15,818)
   Platinum Investor Survivor II                                          969              (1,435)           (466)
   Platinum Investor VIP                                               24,562             (13,125)         11,437
   Platinum Investor VIP (with GMWB rider)                                112                 (43)             69
   Protection Advantage Select                                            444                (287)            157
VALIC Company I Money Market I Fund
   AG Income Advantage VUL                                             21,456             (26,188)         (4,732)
   AG Legacy Plus                                                      18,272              (6,297)         11,975
   Corporate America (reduced surrender charge)                       136,398            (127,897)          8,501
   Income Advantage Select                                             91,762             (87,794)          3,968
   Platinum Investor I & II                                            26,423            (309,817)       (283,394)
   Platinum Investor I & II (first reduction in expense ratio)        443,227            (212,740)        230,487
   Platinum Investor III                                               76,900            (268,641)       (191,741)
   Platinum Investor IV                                                 9,745             (22,692)        (12,947)
   Platinum Investor FlexDirector                                         469                (483)            (14)
   Platinum Investor PLUS                                              25,020             (26,435)         (1,415)
   Platinum Investor Survivor                                          41,330             (63,853)        (22,523)
   Platinum Investor Survivor II                                       21,829            (166,067)       (144,238)
   Platinum Investor VIP                                               35,477             (46,007)        (10,530)
   Platinum Investor VIP (with GMWB rider)                                774              (2,544)         (1,770)
   Protection Advantage Select                                         50,003             (37,553)         12,450
VALIC Company I Nasdaq-100 Index Fund
   AG Income Advantage VUL                                              1,668              (1,017)            651
   Corporate America (reduced surrender charge)                           183                (643)           (460)
   Income Advantage Select                                                 15                  (4)             11
   Platinum Investor I & II                                            12,361             (97,425)        (85,064)
   Platinum Investor I & II (first reduction in expense ratio)         20,815              (1,855)         18,960
   Platinum Investor III                                               66,125             (71,095)         (4,970)
   Platinum Investor IV                                                 2,976              (2,812)            164

                                   VL-R - 70

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE F - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2009.

                                                                 Accumulation Units Accumulation Units Net Increase
Divisions                                                              Issued            Redeemed       (Decrease)
-------------------------------------------------------------------------------------------------------------------
VALIC Company I Nasdaq-100 Index Fund - Continued
   Platinum Investor FlexDirector                                          35                 (81)            (46)
   Platinum Investor PLUS                                               2,799              (6,895)         (4,096)
   Platinum Investor Survivor                                             539              (1,076)           (537)
   Platinum Investor Survivor II                                          950              (1,022)            (72)
   Platinum Investor VIP                                                6,186              (2,860)          3,326
   Protection Advantage Select                                             67                 (32)             35
VALIC Company I Science & Technology Fund
   AG Income Advantage VUL                                              1,902                (183)          1,719
   Income Advantage Select                                                 20                  (2)             18
   Platinum Investor I & II                                             2,769             (18,648)        (15,879)
   Platinum Investor I & II (first reduction in expense ratio)          2,661                (736)          1,925
   Platinum Investor III                                               25,916             (49,299)        (23,383)
   Platinum Investor IV                                                 2,233              (2,076)            157
   Platinum Investor FlexDirector                                          88                (104)            (16)
   Platinum Investor PLUS                                               1,465              (1,344)            121
   Platinum Investor Survivor                                             876              (3,349)         (2,473)
   Platinum Investor Survivor II                                          858                (332)            526
   Platinum Investor VIP                                                5,841              (1,885)          3,956
   Protection Advantage Select                                            339                (146)            193
VALIC Company I Small Cap Index Fund
   AG Income Advantage VUL                                              2,070              (1,236)            834
   Corporate America (reduced surrender charge)                         4,331              (5,431)         (1,100)
   Corporate Investor Select                                              516                 (10)            506
   Income Advantage Select                                                343                 (12)            331
   Platinum Investor I & II                                             4,026             (22,133)        (18,107)
   Platinum Investor I & II (first reduction in expense ratio)         25,843              (4,173)         21,670
   Platinum Investor III                                               30,242             (37,427)         (7,185)
   Platinum Investor IV                                                 6,606              (8,617)         (2,011)
   Platinum Investor FlexDirector                                          24                (708)           (684)
   Platinum Investor PLUS                                               3,463              (9,469)         (6,006)
   Platinum Investor Survivor                                           1,346              (1,907)           (561)
   Platinum Investor Survivor II                                        3,265              (1,060)          2,205
   Platinum Investor VIP                                               21,423             (11,585)          9,838
   Protection Advantage Select                                          1,178                (562)            616
VALIC Company I Stock Index Fund
   AG Income Advantage VUL                                             32,924              (6,497)         26,427
   AG Legacy Plus                                                       1,228             (34,621)        (33,393)
   Corporate America                                                       77              (1,618)         (1,541)
   Corporate America (reduced surrender charge)                        14,611              (5,595)          9,016
   Corporate Investor Select                                              530                 (10)            520
   Income Advantage Select                                                 18                  (5)             13
   Platinum Investor I & II                                            51,888            (404,370)       (352,482)
   Platinum Investor I & II (first reduction in expense ratio)        390,593             (57,597)        332,996
   Platinum Investor III                                              105,509            (191,893)        (86,384)
   Platinum Investor IV                                                10,646             (12,329)         (1,683)
   Platinum Investor FlexDirector                                          51              (1,917)         (1,866)
   Platinum Investor PLUS                                              10,713             (44,082)        (33,369)
   Platinum Investor Survivor                                           7,897             (42,127)        (34,230)
   Platinum Investor Survivor II                                       18,506              (2,733)         15,773
   Platinum Investor VIP                                               27,245             (21,343)          5,902
   Protection Advantage Select                                          3,918                (910)          3,008

                                   VL-R - 71

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE F - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2009.

                                                                 Accumulation Units Accumulation Units Net Increase
Divisions                                                              Issued            Redeemed       (Decrease)
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio - Class I
   AG Legacy Plus                                                         226             (1,210)           (984)
Van Kampen LIT Government Portfolio - Class I
   AG Legacy Plus                                                          84             (2,867)         (2,783)
Van Kampen LIT Growth and Income Portfolio - Class I
   AG Income Advantage VUL                                              3,976             (1,985)          1,991
   AG Income Advantage VUL (with GMWB rider)                                -                (79)            (79)
   Corporate America (reduced surrender charge)                         1,175               (929)            246
   Income Advantage Select                                              1,835               (252)          1,583
   Platinum Investor I & II                                             7,896            (58,836)        (50,940)
   Platinum Investor I & II (first reduction in expense ratio)         43,976             (7,030)         36,946
   Platinum Investor III                                               37,968            (60,327)        (22,359)
   Platinum Investor IV                                                16,618            (13,585)          3,033
   Platinum Investor FlexDirector                                          44                (91)            (47)
   Platinum Investor PLUS                                               5,092             (5,938)           (846)
   Platinum Investor Survivor                                           1,358             (7,746)         (6,388)
   Platinum Investor Survivor II                                          935             (1,870)           (935)
   Platinum Investor VIP                                               25,681            (15,434)         10,247
   Platinum Investor VIP (with GMWB rider)                                  -                (16)            (16)
   Protection Advantage Select                                          4,458             (1,403)          3,055
Vanguard VIF High Yield Bond Portfolio
   AG Income Advantage VUL                                              1,656             (1,255)            401
   Corporate America (reduced surrender charge)                         6,887             (4,549)          2,338
   Corporate Investor Select                                              436                 (9)            427
   Income Advantage Select                                              2,556               (193)          2,363
   Platinum Investor I & II                                             1,639            (28,963)        (27,324)
   Platinum Investor I & II (first reduction in expense ratio)         21,753             (1,608)         20,145
   Platinum Investor III                                               29,737            (32,718)         (2,981)
   Platinum Investor IV                                                 8,316             (8,842)           (526)
   Platinum Investor FlexDirector                                          79               (116)            (37)
   Platinum Investor PLUS                                               5,236             (6,849)         (1,613)
   Platinum Investor Survivor                                           3,273             (6,987)         (3,714)
   Platinum Investor Survivor II                                       20,251             (2,293)         17,958
   Platinum Investor VIP                                               21,555            (10,734)         10,821
   Platinum Investor VIP (with GMWB rider)                                 78                 (1)             77
   Protection Advantage Select                                          1,513               (350)          1,163
Vanguard VIF REIT Index Portfolio
   AG Income Advantage VUL                                              8,216             (3,910)          4,306
   AG Income Advantage VUL (with GMWB rider)                                -                (40)            (40)
   Corporate America (reduced surrender charge)                         8,556             (7,129)          1,427
   Income Advantage Select                                              3,758               (362)          3,396
   Income Advantage Select (with GMWB rider)                              396                (27)            369
   Platinum Investor I & II                                             5,681            (32,777)        (27,096)
   Platinum Investor I & II (first reduction in expense ratio)         34,681             (6,464)         28,217
   Platinum Investor III                                               51,168            (57,073)         (5,905)
   Platinum Investor IV                                                25,525            (24,248)          1,277
   Platinum Investor FlexDirector                                       1,451             (2,622)         (1,171)
   Platinum Investor PLUS                                               9,522            (10,027)           (505)
   Platinum Investor Survivor                                             669             (5,076)         (4,407)
   Platinum Investor Survivor II                                        4,496             (1,045)          3,451
   Platinum Investor VIP                                               56,358            (40,980)         15,378
   Platinum Investor VIP (with GMWB rider)                                252               (152)            100
   Protection Advantage Select                                          3,839               (930)          2,909

                                   VL-R - 72

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2010 are as follows:

                                                                                                 Investment
                                                                                                   Income    Expense    Total
Divisions                                                           Units  Unit Value Net Assets Ratio (a)  Ratio (b) Return (c)
--------------------------------------------------------------------------------------------------------------------------------
Alger Capital Appreciation Portfolio - Class I-2 Shares
   AG Income Advantage VUL                                           5,931   $ 9.27   $   54,979    0.31%     0.20%     13.80%
   Corporate America (reduced surrender charge)                     16,362    10.25      167,745    0.36%     0.65%     13.29%
   Income Advantage Select                                           2,874    16.00       45,992    0.37%     0.20%     13.80%
   Platinum Investor I & II                                            180    21.31        3,839    2.14%     0.75%     13.17%
   Platinum Investor I & II (first reduction in expense ratio)       3,017    10.17       30,696    2.14%     0.50%     14.78%
   Platinum Investor III                                            70,440    21.39    1,506,705    0.38%     0.70%     13.23%
   Platinum Investor III (first reduction in expense ratio)            339    10.19        3,457    0.38%     0.45%     -0.28%
   Platinum Investor IV                                             15,677    16.84      263,996    0.37%     0.70%     13.23%
   Platinum Investor FlexDirector                                      487    16.86        8,203    0.37%     0.70%     13.23%
   Platinum Investor PLUS                                           15,674    21.39      335,264    0.37%     0.70%     13.23%
   Platinum Investor Survivor                                        1,136    21.89       24,870    0.15%     0.40%     13.57%
   Platinum Investor Survivor (first reduction in expense ratio)       770    10.25        7,895    0.15%     0.20%      1.76%
   Platinum Investor Survivor II                                     9,148    21.31      194,930    0.37%     0.75%     13.17%
   Platinum Investor VIP                                            46,084    13.88      639,710    0.36%     0.70%     13.23%
   Platinum Investor VIP (with GMWB rider)                           2,221    13.40       29,770    0.36%     1.45%     12.39%
   Protection Advantage Select                                       6,866    10.39       71,358    0.33%     0.70%     13.23%
Alger Mid Cap Growth Portfolio - Class I-2 Shares
   AG Income Advantage VUL                                          14,277     7.39      105,440    0.00%     0.20%     19.14%
   AG Income Advantage VUL (with GMWB rider)                           526     7.21        3,794    0.00%     0.95%     18.25%
   Corporate America (reduced surrender charge)                     12,391    13.15      162,984    0.00%     0.65%     18.61%
   Income Advantage Select                                           1,213    16.13       19,559    0.00%     0.20%     19.14%
   Platinum Investor I & II                                          6,393    17.47      111,689    0.00%     0.75%     18.49%
   Platinum Investor I & II (first reduction in expense ratio)           -     8.48            -    0.00%     0.50%     18.79%
   Platinum Investor III                                            54,595    17.54      957,531    0.00%     0.70%     18.55%
   Platinum Investor IV                                             20,302    11.61      235,652    0.00%     0.70%     18.55%
   Platinum Investor FlexDirector                                    1,042    12.24       12,753    0.00%     0.70%     18.55%
   Platinum Investor PLUS                                            9,440    17.54      165,564    0.00%     0.70%     18.55%
   Platinum Investor Survivor                                            -    17.95            -    0.00%     0.40%     18.91%
   Platinum Investor Survivor (first reduction in expense ratio)     8,915     8.55       76,200    0.00%     0.20%      5.88%
   Platinum Investor Survivor II                                    36,203    17.47      632,534    0.00%     0.75%     18.49%
   Platinum Investor VIP                                            33,446    10.00      334,520    0.00%     0.70%     18.55%
   Platinum Investor VIP (with GMWB rider)                             106     9.66        1,021    0.00%     1.45%     17.67%
   Protection Advantage Select                                       3,761     8.51       31,993    0.00%     0.70%     18.55%
American Century VP Value Fund - Class I
   AG Income Advantage VUL                                           4,118     9.27       38,180    2.27%     0.20%     13.20%
   AG Legacy Plus                                                   14,459    18.94      273,821    2.04%     0.75%     12.58%
   AG Legacy Plus (first reduction in expense ratio)                 1,058    10.20       10,787    2.04%     0.50%     13.54%
   Corporate America (reduced surrender charge)                     30,822    12.16      374,794    2.16%     0.65%     12.69%
   Income Advantage Select                                             926    13.54       12,530    2.33%     0.20%     13.20%
   Platinum Investor I & II                                         51,993    17.11      889,486    1.89%     0.75%     12.58%
   Platinum Investor I & II (first reduction in expense ratio)      77,159    10.20      786,678    1.89%     0.50%     12.86%
   Platinum Investor III                                           369,787    17.06    6,308,057    2.12%     0.70%     12.63%
   Platinum Investor III (first reduction in expense ratio)             16    10.21          168    2.12%     0.45%      1.32%
   Platinum Investor IV                                             69,359    11.22      778,042    2.20%     0.70%     12.63%
   Platinum Investor FlexDirector                                      755    12.22        9,225    2.11%     0.70%     12.63%
   Platinum Investor PLUS                                           52,791    14.45      762,935    2.14%     0.70%     12.63%
   Platinum Investor Survivor                                       10,436    17.73      185,009    2.12%     0.40%     12.97%
   Platinum Investor Survivor (first reduction in expense ratio)     6,059    10.28       62,259    2.12%     0.20%     16.28%
   Platinum Investor Survivor II                                    62,209    15.07      937,497    2.12%     0.75%     12.58%
   Platinum Investor VIP                                           135,976    10.54    1,432,534    2.16%     0.70%     12.63%

                                   VL-R - 73

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2010 are as follows:

                                                                                                 Investment
                                                                                                   Income    Expense    Total
Divisions                                                           Units  Unit Value Net Assets Ratio (a)  Ratio (b) Return (c)
--------------------------------------------------------------------------------------------------------------------------------
American Century VP Value Fund - Class I - Continued
   Platinum Investor VIP (with GMWB rider)                               -   $10.17   $        -    2.16%     1.45%     11.79%
   Protection Advantage Select                                       3,487    10.12       35,299    2.18%     0.70%     12.63%
Credit Suisse U.S. Equity Flex I Portfolio
   AG Income Advantage VUL                                             860     8.60        7,396    0.16%     0.20%     14.23%
   AG Income Advantage VUL (with GMWB rider)                           265     8.40        2,228    0.16%     0.95%     13.38%
   Corporate America (reduced surrender charge)                        216     8.82        1,901    0.00%     0.65%     19.17%
   Income Advantage Select                                             574    13.24        7,598    0.15%     0.20%     14.23%
   Platinum Investor I & II                                          3,351     7.38       24,725    0.15%     0.75%     13.60%
   Platinum Investor I & II (first reduction in expense ratio)       4,315     9.44       40,746    0.15%     0.50%     13.89%
   Platinum Investor III                                           116,183     7.25      842,160    0.15%     0.70%     13.66%
   Platinum Investor III (first reduction in expense ratio)          2,128     9.46       20,126    0.15%     0.45%      1.55%
   Platinum Investor IV                                             12,843     9.26      118,943    0.14%     0.70%     13.66%
   Platinum Investor FlexDirector                                    3,000     9.17       27,510    0.25%     0.70%     13.66%
   Platinum Investor PLUS                                           10,693    11.57      123,726    0.14%     0.70%     13.66%
   Platinum Investor Survivor                                        2,350     7.65       17,968    0.13%     0.40%     14.00%
   Platinum Investor Survivor (first reduction in expense ratio)     1,042     9.52        9,918    0.13%     0.20%     18.92%
   Platinum Investor Survivor II                                     4,053    10.93       44,308    0.16%     0.75%     13.60%
   Platinum Investor VIP                                            21,744     8.50      184,903    0.15%     0.70%     13.66%
   Protection Advantage Select                                         825     9.66        7,974    0.03%     0.70%     13.66%
Dreyfus IP MidCap Stock Portfolio - Initial Shares
   Platinum Investor I & II                                          2,927    14.24       41,683    0.93%     0.75%     26.15%
   Platinum Investor I & II (first reduction in expense ratio)      65,286    10.01      653,610    0.93%     0.50%     26.46%
   Platinum Investor III                                           180,642    14.05    2,537,444    0.95%     0.70%     26.21%
   Platinum Investor III (first reduction in expense ratio)            642    10.02        6,439    0.95%     0.45%     11.03%
   Platinum Investor IV                                             16,661    11.79      196,444    1.04%     0.70%     26.21%
   Platinum Investor FlexDirector                                        2    12.76           22    1.21%     0.70%     26.21%
   Platinum Investor PLUS                                           16,960    14.75      250,201    0.96%     0.70%     26.21%
   Platinum Investor Survivor                                          739    14.75       10,904    0.86%     0.40%     26.59%
   Platinum Investor Survivor (first reduction in expense ratio)     4,777    10.09       48,198    0.86%     0.20%     29.62%
   Platinum Investor Survivor II                                     9,726    16.11      156,703    0.99%     0.75%     26.15%
Dreyfus VIF International Value Portfolio - Initial Shares
   AG Income Advantage VUL                                           4,397     8.21       36,079    1.72%     0.20%      4.25%
   AG Income Advantage VUL (with GMWB rider)                           371     8.01        2,976    1.72%     0.95%      3.47%
   Income Advantage Select                                           2,919    13.97       40,784    1.64%     0.20%      4.25%
   Protection Advantage Select                                       3,801     9.27       35,223    1.67%     0.70%      3.73%
Dreyfus VIF Opportunistic Small Cap Portfolio - Initial Shares *
   Corporate America                                                 2,132    11.36       24,221    0.79%     0.35%     30.69%
   Platinum Investor I & II                                         23,480    13.40      314,655    0.72%     0.75%     30.17%
   Platinum Investor I & II (first reduction in expense ratio)     207,243    10.59    2,194,651    0.72%     0.50%     30.50%
   Platinum Investor III                                           342,495    10.36    3,546,809    0.70%     0.70%     30.24%
   Platinum Investor III (first reduction in expense ratio)         27,862    10.60      295,438    0.70%     0.45%     20.54%
   Platinum Investor IV                                             19,089     9.86      188,159    0.64%     0.70%     30.24%
   Platinum Investor FlexDirector                                      767     9.82        7,526    0.87%     0.70%     30.24%
   Platinum Investor PLUS                                           34,782    11.18      388,838    0.68%     0.70%     30.24%
   Platinum Investor Survivor                                       11,347    11.31      128,378    0.71%     0.40%     30.63%
   Platinum Investor Survivor (first reduction in expense ratio)    15,244    10.67      162,694    0.71%     0.20%     32.85%
   Platinum Investor Survivor II                                    34,080    12.11      412,762    0.70%     0.75%     30.17%
Dreyfus VIF Quality Bond Portfolio - Initial Shares
   Corporate America                                                 1,275    17.27       22,020    3.79%     0.35%      8.00%
   Corporate America (reduced surrender charge)                     14,346    12.98      186,169    3.79%     0.65%      7.67%

                                   VL-R - 74

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2010 are as follows:

                                                                                                  Investment
                                                                                                    Income    Expense    Total
Divisions                                                           Units  Unit Value Net Assets  Ratio (a)  Ratio (b) Return (c)
---------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Quality Bond Portfolio - Initial Shares - Continued
   Platinum Investor I & II                                         24,232   $16.83   $   407,736    3.95%     0.75%      7.57%
   Platinum Investor I & II (first reduction in expense ratio)     219,466    11.77     2,582,855    3.95%     0.50%      7.84%
   Platinum Investor III                                           205,868    15.98     3,290,700    3.96%     0.70%      7.62%
   Platinum Investor III (first reduction in expense ratio)         53,535    11.78       630,857    3.96%     0.45%      0.41%
   Platinum Investor IV                                             30,505    12.56       383,007    3.87%     0.70%      7.62%
   Platinum Investor FlexDirector                                      260    12.90         3,355    3.91%     0.70%      7.62%
   Platinum Investor PLUS                                           16,278    14.17       230,686    4.14%     0.70%      7.62%
   Platinum Investor Survivor                                        2,389    17.20        41,075    3.89%     0.40%      7.94%
   Platinum Investor Survivor (first reduction in expense ratio)    14,199    11.86       168,412    3.89%     0.20%      4.80%
   Platinum Investor Survivor II                                    11,127    14.18       157,827    3.84%     0.75%      7.57%
Fidelity VIP Asset Manager Portfolio - Service Class 2
   AG Income Advantage VUL                                           1,682    10.21        17,176    1.75%     0.20%     13.74%
   AG Legacy Plus                                                   11,390    13.66       155,538    1.42%     0.75%     13.11%
   Income Advantage Select                                             755    14.45        10,910    1.44%     0.20%     13.74%
   Platinum Investor I & II                                         35,611    13.00       462,877    1.02%     0.75%     13.11%
   Platinum Investor I & II (first reduction in expense ratio)      25,803    10.17       262,520    1.02%     0.50%     13.39%
   Platinum Investor III                                           213,287    13.01     2,774,804    1.39%     0.70%     13.17%
   Platinum Investor IV                                              7,849    12.80       100,496    1.38%     0.70%     13.17%
   Platinum Investor FlexDirector                                    1,105    13.02        14,387    1.43%     0.70%     13.17%
   Platinum Investor PLUS                                           24,971    14.87       371,372    1.44%     0.70%     13.17%
   Platinum Investor Survivor                                        1,669    13.47        22,476    1.40%     0.40%     13.51%
   Platinum Investor Survivor (first reduction in expense ratio)     6,291    10.25        64,500    1.40%     0.20%     10.77%
   Platinum Investor Survivor II                                    15,426    14.48       223,335    1.44%     0.75%     13.11%
   Platinum Investor VIP                                            22,182    12.19       270,386    1.51%     0.70%     13.17%
   Protection Advantage Select                                       1,562    10.47        16,347    1.98%     0.70%     13.17%
Fidelity VIP Contrafund Portfolio - Service Class 2
   AG Income Advantage VUL                                          27,887     8.71       242,801    1.06%     0.20%     16.69%
   AG Legacy Plus                                                   26,276    16.41       431,117    0.95%     0.75%     16.05%
   AG Legacy Plus (first reduction in expense ratio)                 1,280     9.55        12,225    0.95%     0.50%     17.90%
   Corporate America (reduced surrender charge)                     52,567    14.66       770,409    1.01%     0.65%     16.17%
   Corporate Investor Select                                           412    16.25         6,701    1.05%     0.65%     16.17%
   Income Advantage Select                                           5,584    15.20        84,874    1.04%     0.20%     16.69%
   Platinum Investor I & II                                         74,158    14.38     1,066,739    0.91%     0.75%     16.05%
   Platinum Investor I & II (first reduction in expense ratio)     264,202     9.55     2,523,663    0.91%     0.50%     16.34%
   Platinum Investor III                                           907,205    14.24    12,918,169    0.95%     0.70%     16.11%
   Platinum Investor III (first reduction in expense ratio)        146,502     9.56     1,401,208    0.95%     0.45%     14.96%
   Platinum Investor IV                                            137,359    13.13     1,803,326    1.02%     0.70%     16.11%
   Platinum Investor FlexDirector                                    6,621    14.53        96,233    0.93%     0.70%     16.11%
   Platinum Investor PLUS                                           96,544    17.04     1,645,108    0.98%     0.70%     16.11%
   Platinum Investor Survivor                                       64,628    14.91       963,326    1.04%     0.40%     16.46%
   Platinum Investor Survivor (first reduction in expense ratio)    27,948     9.63       269,044    1.04%     0.20%     12.79%
   Platinum Investor Survivor II                                   109,671    17.91     1,964,268    0.86%     0.75%     16.05%
   Platinum Investor VIP                                           271,730    11.09     3,013,713    1.01%     0.70%     16.11%
   Platinum Investor VIP (with GMWB rider)                             489    10.71         5,238    1.01%     1.45%     15.24%
   Protection Advantage Select                                      20,143     9.71       195,597    1.21%     0.70%     16.11%
Fidelity VIP Equity-Income Portfolio - Service Class 2
   AG Income Advantage VUL                                          17,906     7.96       142,507    1.72%     0.20%     14.69%
   AG Legacy Plus                                                   30,112    11.53       347,293    1.48%     0.75%     14.06%
   AG Legacy Plus (first reduction in expense ratio)                 1,891     8.91        16,855    1.48%     0.50%     16.85%
   Corporate America (reduced surrender charge)                     35,754    11.38       406,798    1.59%     0.65%     14.17%

                                   VL-R - 75

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2010 are as follows:

                                                                                                 Investment
                                                                                                   Income    Expense    Total
Divisions                                                           Units  Unit Value Net Assets Ratio (a)  Ratio (b) Return (c)
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio - Service Class 2 -
  Continued
   Corporate Investor Select                                           650   $15.25   $    9,908    1.63%     0.65%     14.17%
   Income Advantage Select                                           2,785    14.28       39,779    1.92%     0.20%     14.69%
   Platinum Investor I & II                                         49,893    11.66      581,714    1.46%     0.75%     14.06%
   Platinum Investor I & II (first reduction in expense ratio)     144,790     8.91    1,290,557    1.46%     0.50%     14.34%
   Platinum Investor III                                           628,925    11.71    7,364,966    1.53%     0.70%     14.12%
   Platinum Investor III (first reduction in expense ratio)          3,123     8.92       27,871    1.53%     0.45%      4.03%
   Platinum Investor IV                                             51,987    10.48      544,944    1.60%     0.70%     14.12%
   Platinum Investor FlexDirector                                   12,195    11.15      135,960    1.66%     0.70%     14.12%
   Platinum Investor PLUS                                           70,085    12.61      883,731    1.56%     0.70%     14.12%
   Platinum Investor Survivor                                       62,205    12.08      751,539    1.51%     0.40%     14.46%
   Platinum Investor Survivor (first reduction in expense ratio)     8,480     8.98       76,178    1.51%     0.20%     13.55%
   Platinum Investor Survivor II                                    98,412    12.75    1,255,189    1.50%     0.75%     14.06%
   Platinum Investor VIP                                           119,622     9.65    1,153,778    1.61%     0.70%     14.12%
   Platinum Investor VIP (with GMWB rider)                             855     9.31        7,958    1.61%     1.45%     13.26%
   Protection Advantage Select                                       6,603     8.88       58,631    1.70%     0.70%     14.12%
Fidelity VIP Freedom 2020 Portfolio - Service Class 2
   AG Income Advantage VUL                                           4,178     9.50       39,696    2.32%     0.20%     14.10%
   Corporate Investor Select                                           213    15.08        3,217    1.98%     0.65%     13.59%
   Income Advantage Select                                             203    14.18        2,873    2.37%     0.20%     14.10%
   Platinum Investor III                                             3,886    11.15       43,318    2.36%     0.70%     13.53%
   Platinum Investor IV                                                308    11.15        3,433    2.09%     0.70%     13.53%
   Platinum Investor FlexDirector                                      699    11.15        7,795    2.04%     0.70%     13.53%
   Platinum Investor VIP                                             4,178    11.41       47,663    2.17%     0.70%     13.53%
   Protection Advantage Select                                       4,655    10.19       47,421    2.36%     0.70%     13.53%
Fidelity VIP Freedom 2025 Portfolio - Service Class 2
   AG Income Advantage VUL                                           2,462     9.45       23,267    1.72%     0.20%     15.24%
   Corporate America (reduced surrender charge)                      4,719     9.82       46,358    1.80%     0.65%     14.72%
   Income Advantage Select                                              23    14.41          338    2.64%     0.20%     15.24%
   Platinum Investor III                                             4,997    11.14       55,650    1.95%     0.70%     14.66%
   Platinum Investor IV                                                142    11.14        1,576    2.08%     0.70%     14.66%
   Platinum Investor PLUS                                                -    11.14            -    0.00%     0.70%     14.66%
   Platinum Investor VIP                                             7,007    11.42       80,039    1.99%     0.70%     14.66%
   Platinum Investor VIP (with GMWB rider)                             153    11.03        1,692    1.99%     1.45%     13.81%
   Protection Advantage Select                                       2,451    10.18       24,946    2.33%     0.70%     14.66%
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
   AG Income Advantage VUL                                           4,866     8.97       43,624    2.08%     0.20%     15.66%
   Income Advantage Select                                           2,332    14.47       33,750    2.19%     0.20%     15.66%
   Platinum Investor III                                            11,374    10.72      121,988    1.94%     0.70%     15.08%
   Platinum Investor IV                                                563    10.72        6,037    1.86%     0.70%     15.08%
   Platinum Investor PLUS                                              483    10.72        5,184    2.56%     0.70%     15.08%
   Platinum Investor Survivor II                                    11,175    10.70      119,571    1.84%     0.75%     15.02%
   Platinum Investor VIP                                            25,874    11.04      285,734    1.90%     0.70%     15.08%
   Platinum Investor VIP (with GMWB rider)                             336    10.66        3,583    1.90%     1.45%     14.22%
   Protection Advantage Select                                       5,077     9.80       49,764    1.88%     0.70%     15.08%
Fidelity VIP Growth Portfolio - Service Class 2
   AG Income Advantage VUL                                          11,468     7.94       91,112    0.03%     0.20%     23.61%
   AG Legacy Plus                                                   14,976     9.23      138,253    0.03%     0.75%     22.94%
   Corporate America (reduced surrender charge)                     36,749    12.25      450,044    0.03%     0.65%     23.06%
   Income Advantage Select                                           2,068    13.95       28,841    0.03%     0.20%     23.61%
   Platinum Investor I & II                                         44,522     7.72      343,874    0.03%     0.75%     22.94%

                                   VL-R - 76

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2010 are as follows:

                                                                                                 Investment
                                                                                                   Income    Expense    Total
Divisions                                                           Units  Unit Value Net Assets Ratio (a)  Ratio (b) Return (c)
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio - Service Class 2 - Continued
   Platinum Investor I & II (first reduction in expense ratio)      84,558   $ 8.89   $  751,453    0.03%     0.50%     23.24%
   Platinum Investor III                                           942,756     7.68    7,237,274    0.03%     0.70%     23.00%
   Platinum Investor III (first reduction in expense ratio)         40,741     8.90      362,533    0.03%     0.45%     19.36%
   Platinum Investor IV                                             40,919    11.56      473,113    0.03%     0.70%     23.00%
   Platinum Investor FlexDirector                                    3,900    11.12       43,361    0.03%     0.70%     23.00%
   Platinum Investor PLUS                                           89,074    12.35    1,100,465    0.03%     0.70%     23.00%
   Platinum Investor Survivor                                       29,818     8.00      238,652    0.03%     0.40%     23.37%
   Platinum Investor Survivor (first reduction in expense ratio)    11,214     8.96      100,436    0.03%     0.20%     19.87%
   Platinum Investor Survivor II                                   120,786    10.95    1,322,864    0.03%     0.75%     22.94%
   Platinum Investor VIP                                            60,542    10.64      644,126    0.03%     0.70%     23.00%
   Protection Advantage Select                                       6,542     8.96       58,599    0.03%     0.70%     23.00%
Fidelity VIP Mid Cap Portfolio - Service Class 2
   AG Income Advantage VUL                                          20,264    10.30      208,792    0.15%     0.20%     28.31%
   Corporate America (reduced surrender charge)                     31,582    18.37      580,294    0.13%     0.65%     27.74%
   Corporate Investor Select                                           589    18.63       10,967    0.12%     0.65%     27.74%
   Income Advantage Select                                           4,249    17.50       74,365    0.13%     0.20%     28.31%
   Income Advantage Select (with GMWB rider)                           254    17.21        4,379    0.13%     0.95%     27.36%
   Platinum Investor I & II                                          3,410    27.49       93,719    0.10%     0.75%     27.61%
   Platinum Investor I & II (first reduction in expense ratio)       3,890    11.05       42,971    0.10%     0.50%     27.93%
   Platinum Investor III                                           116,883    27.59    3,225,069    0.12%     0.70%     27.67%
   Platinum Investor III (first reduction in expense ratio)         20,200    11.06      223,428    0.12%     0.45%      9.25%
   Platinum Investor IV                                             80,170    15.67    1,256,340    0.12%     0.70%     27.67%
   Platinum Investor FlexDirector                                      716    18.44       13,208    0.12%     0.70%     27.67%
   Platinum Investor PLUS                                           17,347    27.59      478,653    0.12%     0.70%     27.67%
   Platinum Investor Survivor                                       10,166    28.23      287,037    0.14%     0.40%     28.06%
   Platinum Investor Survivor (first reduction in expense ratio)     1,785    11.13       19,875    0.14%     0.20%     16.09%
   Platinum Investor Survivor II                                    21,308    27.49      585,687    0.13%     0.75%     27.61%
   Platinum Investor VIP                                           178,452    12.82    2,287,116    0.12%     0.70%     27.67%
   Platinum Investor VIP (with GMWB rider)                             325    12.38        4,016    0.12%     1.45%     26.72%
   Protection Advantage Select                                       4,774    11.24       53,676    0.15%     0.70%     27.67%
Franklin Templeton Franklin Small Cap Value Securities Fund -
  Class 2
   AG Income Advantage VUL                                          10,649    10.27      109,382    0.70%     0.20%     27.97%
   Corporate America (reduced surrender charge)                     22,914    14.96      342,726    0.69%     0.65%     27.39%
   Income Advantage Select                                           3,518    16.15       56,823    0.75%     0.20%     27.97%
   Income Advantage Select (with GMWB rider)                           284    15.89        4,506    0.75%     0.95%     27.01%
   Platinum Investor I & II                                          8,746    21.47      187,772    0.75%     0.75%     27.26%
   Platinum Investor I & II (first reduction in expense ratio)       1,713    10.57       18,107    0.75%     0.50%     27.58%
   Platinum Investor III                                           220,073    21.55    4,743,009    0.64%     0.70%     27.33%
   Platinum Investor III (first reduction in expense ratio)         17,736    10.59      187,758    0.64%     0.45%     16.86%
   Platinum Investor IV                                             63,228    13.07      826,553    0.73%     0.70%     27.33%
   Platinum Investor FlexDirector                                    2,700    15.40       41,588    0.71%     0.70%     27.33%
   Platinum Investor PLUS                                           21,952    21.55      473,119    0.72%     0.70%     27.33%
   Platinum Investor Survivor                                       10,949    22.05      241,471    0.76%     0.40%     27.71%
   Platinum Investor Survivor (first reduction in expense ratio)    11,996    10.66      127,826    0.76%     0.20%     17.19%
   Platinum Investor Survivor II                                    42,747    21.47      917,750    0.71%     0.75%     27.26%
   Platinum Investor VIP                                           124,749    11.30    1,409,949    0.72%     0.70%     27.33%
   Platinum Investor VIP (with GMWB rider)                             265    10.91        2,891    0.72%     1.45%     26.38%
   Protection Advantage Select                                       4,257    11.04       47,006    0.62%     0.70%     27.33%
Franklin Templeton Franklin Small-Mid Cap Growth Securities
  Fund - Class 2
   AG Legacy Plus                                                    9,134     8.95       81,736    0.00%     0.75%     26.67%

                                   VL-R - 77

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2010 are as follows:

                                                                                                 Investment
                                                                                                   Income    Expense    Total
Divisions                                                           Units  Unit Value Net Assets Ratio (a)  Ratio (b) Return (c)
--------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Franklin U.S. Government Fund - Class 2
   Corporate America (reduced surrender charge)                     28,556   $11.86   $  338,600    3.65%     0.65%      4.60%
   Platinum Investor I & II                                          7,624    14.44      110,053    1.60%     0.75%      4.50%
   Platinum Investor I & II (first reduction in expense ratio)      14,167    11.30      160,032    1.60%     0.50%      4.76%
   Platinum Investor III                                            82,244    14.50    1,192,616    3.55%     0.70%      4.55%
   Platinum Investor III (first reduction in expense ratio)          1,141    11.31       12,904    3.55%     0.45%     -1.16%
   Platinum Investor IV                                             61,801    12.64      781,022    3.70%     0.70%      4.55%
   Platinum Investor FlexDirector                                      408    12.91        5,263    3.31%     0.70%      4.55%
   Platinum Investor PLUS                                           43,877    14.03      615,460    3.33%     0.70%      4.55%
   Platinum Investor Survivor                                        3,752    14.90       55,893    3.47%     0.40%      4.86%
   Platinum Investor Survivor II                                    25,032    14.44      361,361    3.31%     0.75%      4.50%
   Platinum Investor VIP                                            81,715    12.49    1,020,407    3.23%     0.70%      4.55%
Franklin Templeton Mutual Shares Securities Fund - Class 2
   AG Income Advantage VUL                                           4,785     8.45       40,432    1.63%     0.20%     10.97%
   Corporate America (reduced surrender charge)                      8,530     8.54       72,822    1.46%     0.65%     10.47%
   Income Advantage Select                                           1,990    13.38       26,618    1.55%     0.20%     10.97%
   Platinum Investor I & II                                         30,487    13.88      423,206    1.48%     0.75%     10.36%
   Platinum Investor I & II (first reduction in expense ratio)     100,051     9.19      919,279    1.48%     0.50%     10.64%
   Platinum Investor III                                           364,700    13.94    5,085,341    1.49%     0.70%     10.42%
   Platinum Investor III (first reduction in expense ratio)          6,426     9.20       59,116    1.49%     0.45%      5.45%
   Platinum Investor IV                                             48,346    11.41      551,555    1.58%     0.70%     10.42%
   Platinum Investor FlexDirector                                    6,383    12.28       78,397    1.41%     0.70%     10.42%
   Platinum Investor PLUS                                           29,978    13.71      411,017    1.54%     0.70%     10.42%
   Platinum Investor Survivor                                          353    14.33        5,063    1.49%     0.40%     10.75%
   Platinum Investor Survivor (first reduction in expense ratio)    24,821     9.26      229,845    1.49%     0.20%      6.77%
   Platinum Investor Survivor II                                    24,351    13.88      338,030    1.45%     0.75%     10.36%
   Platinum Investor VIP                                            77,159    10.06      776,287    1.58%     0.70%     10.42%
   Platinum Investor VIP (with GMWB rider)                             620     9.71        6,023    1.58%     1.45%      9.59%
   Protection Advantage Select                                      15,296     9.15      140,005    1.68%     0.70%     10.42%
Franklin Templeton Templeton Foreign Securities Fund - Class 2
   AG Legacy Plus                                                    8,963    12.98      116,311    1.89%     0.75%      7.60%
   Corporate America (reduced surrender charge)                      9,795     9.37       91,796    1.16%     0.65%      7.70%
   Platinum Investor I & II                                          7,410    16.24      120,336    1.78%     0.75%      7.60%
   Platinum Investor I & II (first reduction in expense ratio)      91,083     9.23      840,367    1.78%     0.50%      7.87%
   Platinum Investor III                                           156,514    16.31    2,553,248    1.77%     0.70%      7.65%
   Platinum Investor III (first reduction in expense ratio)         22,473     9.24      207,616    1.77%     0.45%      6.21%
   Platinum Investor IV                                             30,557    13.02      397,929    1.79%     0.70%      7.65%
   Platinum Investor FlexDirector                                    8,008    14.57      116,664    1.64%     0.70%      7.65%
   Platinum Investor PLUS                                           27,988    15.77      441,447    1.77%     0.70%      7.65%
   Platinum Investor Survivor                                        6,339    16.76      106,239    1.72%     0.40%      7.97%
   Platinum Investor Survivor (first reduction in expense ratio)     1,837     9.30       17,084    1.72%     0.20%     13.97%
   Platinum Investor Survivor II                                    63,533    16.24    1,031,780    2.01%     0.75%      7.60%
   Platinum Investor VIP                                            60,807    11.52      700,393    1.77%     0.70%      7.65%
Goldman Sachs VIT Strategic Growth Fund - Institutional Shares *
   Platinum Investor I & II                                          3,945    10.38       40,934    0.42%     0.75%      9.91%
   Platinum Investor I & II (first reduction in expense ratio)           9     9.59           82    0.42%     0.50%     10.18%
   Platinum Investor III                                             5,679    10.43       59,236    0.40%     0.70%      9.96%
   Platinum Investor III (first reduction in expense ratio)             11     9.61          102    0.40%     0.45%      0.64%
   Platinum Investor PLUS                                              105    12.74        1,333    0.43%     0.70%      9.96%
   Platinum Investor Survivor                                            -    10.75            -    0.41%     0.40%     10.29%
   Platinum Investor Survivor (first reduction in expense ratio)   497,214     9.67    4,808,068    0.41%     0.20%     14.31%

                                   VL-R - 78

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2010 are as follows:

                                                                                                 Investment
                                                                                                   Income    Expense    Total
Divisions                                                           Units  Unit Value Net Assets Ratio (a)  Ratio (b) Return (c)
--------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Strategic Growth Fund - Institutional Shares *
  - Continued
   Platinum Investor Survivor II                                    41,113   $11.03   $  453,313    0.43%     0.75%      9.91%
Invesco V.I. Core Equity Fund - Series I *
   Corporate America                                                 1,928    11.40       21,978    0.85%     0.35%      9.17%
   Corporate America (reduced surrender charge)                      7,666    11.24       86,178    0.85%     0.65%      8.85%
   Platinum Investor I & II                                         39,308    11.19      439,827    0.93%     0.75%      8.74%
   Platinum Investor I & II (first reduction in expense ratio)     416,023     9.83    4,091,321    0.93%     0.50%      9.01%
   Platinum Investor III                                           283,240    11.22    3,176,632    0.94%     0.70%      8.79%
   Platinum Investor III (first reduction in expense ratio)          6,518     9.85       64,188    0.94%     0.45%      6.62%
   Platinum Investor IV                                             14,979    11.22      167,994    0.95%     0.70%      8.79%
   Platinum Investor FlexDirector                                        2    11.22           18    1.18%     0.70%      8.79%
   Platinum Investor PLUS                                           20,088    11.22      225,290    0.95%     0.70%      8.79%
   Platinum Investor Survivor                                       20,786    11.37      236,422    0.93%     0.40%      9.12%
   Platinum Investor Survivor (first reduction in expense ratio)    16,570     9.91      164,233    0.93%     0.20%     16.54%
   Platinum Investor Survivor II                                     9,632    11.19      107,773    0.85%     0.75%      8.74%
Invesco V.I. Global Real Estate Fund - Series I *
   AG Income Advantage VUL                                           2,854     7.54       21,504    5.25%     0.20%     17.28%
   Income Advantage Select                                           2,864    14.12       40,432    7.55%     0.20%     17.28%
   Protection Advantage Select                                         567     8.82        4,999    5.47%     0.70%     16.69%
Invesco V.I. International Growth Fund - Series I *
   AG Income Advantage VUL                                           9,947     8.50       84,539    2.58%     0.20%     12.64%
   AG Legacy Plus                                                   16,719    12.13      202,853    2.22%     0.75%     12.02%
   AG Legacy Plus (first reduction in expense ratio)                 4,673     9.47       44,271    2.22%     0.50%     15.49%
   Corporate America                                                 2,350    12.03       28,275    2.28%     0.35%     12.47%
   Corporate America (reduced surrender charge)                     21,800    17.71      386,122    2.28%     0.65%     12.13%
   Corporate Investor Select                                           629    15.67        9,859    2.23%     0.65%     12.13%
   Income Advantage Select                                           2,697    15.23       41,061    2.81%     0.20%     12.64%
   Platinum Investor I & II                                         12,742    16.79      213,947    2.13%     0.75%     12.02%
   Platinum Investor I & II (first reduction in expense ratio)     254,445     9.47    2,410,379    2.13%     0.50%     12.30%
   Platinum Investor III                                           239,168    14.14    3,382,419    2.09%     0.70%     12.08%
   Platinum Investor III (first reduction in expense ratio)          4,025     9.49       38,175    2.09%     0.45%     11.89%
   Platinum Investor IV                                             39,536    15.03      594,211    2.27%     0.70%     12.08%
   Platinum Investor FlexDirector                                    3,239    17.34       56,175    2.19%     0.70%     12.08%
   Platinum Investor PLUS                                           17,285    19.57      338,189    2.23%     0.70%     12.08%
   Platinum Investor Survivor                                       18,488    11.98      221,509    2.12%     0.40%     12.41%
   Platinum Investor Survivor (first reduction in expense ratio)    30,488     9.55      291,072    2.12%     0.20%     12.03%
   Platinum Investor Survivor II                                    20,956    20.43      428,222    2.16%     0.75%     12.02%
   Platinum Investor VIP                                            83,530    12.11    1,011,484    2.21%     0.70%     12.08%
   Platinum Investor VIP (with GMWB rider)                             727    11.69        8,504    2.21%     1.45%     11.24%
   Protection Advantage Select                                       4,985     9.62       47,976    2.28%     0.70%     12.08%
Invesco Van Kampen V.I. Capital Growth Fund - Series I *
   AG Legacy Plus                                                    2,115     5.99       12,661    0.00%     0.75%     18.95%
   AG Legacy Plus (first reduction in expense ratio)                 2,643    10.32       27,291    0.00%     0.50%     21.46%
Invesco Van Kampen V.I. Government Fund - Series I *
   AG Legacy Plus                                                    5,974    15.32       91,535    0.20%     0.75%      4.45%
Invesco Van Kampen V.I. Growth and Income Fund - Series I *
   AG Income Advantage VUL                                          13,346     9.06      120,914    0.10%     0.20%     12.29%
   AG Income Advantage VUL (with GMWB rider)                           491     8.85        4,340    0.10%     0.95%     11.45%
   Corporate America (reduced surrender charge)                      7,589     9.14       69,367    0.09%     0.65%     11.78%
   Income Advantage Select                                           1,817    13.59       24,707    0.09%     0.20%     12.29%
   Platinum Investor I & II                                         21,895    14.26      312,215    0.09%     0.75%     11.67%

                                   VL-R - 79

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2010 are as follows:

                                                                                                 Investment
                                                                                                   Income    Expense    Total
Divisions                                                           Units  Unit Value Net Assets Ratio (a)  Ratio (b) Return (c)
--------------------------------------------------------------------------------------------------------------------------------
Invesco Van Kampen V.I. Growth and Income Fund - Series I * -
  Continued
   Platinum Investor I & II (first reduction in expense ratio)     167,303   $ 9.91   $1,658,000    0.09%     0.50%     11.95%
   Platinum Investor III                                           323,811    14.32    4,637,563    0.10%     0.70%     11.73%
   Platinum Investor III (first reduction in expense ratio)         81,760     9.92      811,308    0.10%     0.45%     12.41%
   Platinum Investor IV                                             59,096    11.92      704,461    0.09%     0.70%     11.73%
   Platinum Investor FlexDirector                                    1,436    12.97       18,630    0.10%     0.70%     11.73%
   Platinum Investor PLUS                                           24,161    14.59      352,563    0.10%     0.70%     11.73%
   Platinum Investor Survivor                                        8,172    14.70      120,121    0.10%     0.40%     12.06%
   Platinum Investor Survivor (first reduction in expense ratio)    27,188     9.99      271,543    0.10%     0.20%      7.12%
   Platinum Investor Survivor II                                    58,486    14.26      833,994    0.10%     0.75%     11.67%
   Platinum Investor VIP                                            58,033    10.70      621,069    0.10%     0.70%     11.73%
   Platinum Investor VIP (with GMWB rider)                               -    10.33            -    0.10%     1.45%     10.89%
   Protection Advantage Select                                      11,102     9.84      109,227    0.10%     0.70%     11.73%
Invesco Van Kampen V.I. High Yield Fund - Series I *
   Platinum Investor I & II                                          5,020    14.94       74,995   10.12%     0.75%     11.28%
   Platinum Investor I & II (first reduction in expense ratio)      38,103    12.09      460,756   10.12%     0.50%     11.55%
   Platinum Investor III                                            16,462    15.54      255,774   10.02%     0.70%     11.33%
   Platinum Investor III (first reduction in expense ratio)             65    12.11          790   10.02%     0.45%      0.91%
   Platinum Investor IV                                              2,766    13.39       37,037    9.81%     0.70%     11.33%
   Platinum Investor FlexDirector                                       35    14.52          513   10.72%     0.70%     11.33%
   Platinum Investor PLUS                                            2,198    17.35       38,135   10.06%     0.70%     11.33%
   Platinum Investor Survivor                                          316    14.84        4,684    9.15%     0.40%     11.67%
   Platinum Investor Survivor (first reduction in expense ratio)       333    12.19        4,058    9.15%     0.20%      3.61%
   Platinum Investor Survivor II                                    64,572    16.88    1,090,261    8.74%     0.75%     11.28%
Janus Aspen Enterprise Portfolio - Service Shares
   AG Income Advantage VUL                                           6,754     9.98       67,382    0.00%     0.20%     25.27%
   Corporate America (reduced surrender charge)                      7,843    17.46      136,963    0.00%     0.65%     24.71%
   Income Advantage Select                                             478    16.60        7,929    0.00%     0.20%     25.27%
   Platinum Investor I & II                                         12,037     7.98       96,109    0.00%     0.75%     24.58%
   Platinum Investor I & II (first reduction in expense ratio)      18,315    10.01      183,319    0.00%     0.50%     24.89%
   Platinum Investor III                                           332,495     7.81    2,597,898    0.00%     0.70%     24.64%
   Platinum Investor III (first reduction in expense ratio)          7,830    10.02       78,476    0.00%     0.45%     20.46%
   Platinum Investor IV                                              9,262    15.16      140,425    0.00%     0.70%     24.64%
   Platinum Investor FlexDirector                                       60    17.16        1,027    0.00%     0.70%     24.64%
   Platinum Investor PLUS                                           12,172    20.42      248,503    0.00%     0.70%     24.64%
   Platinum Investor Survivor                                        3,052     8.27       25,252    0.00%     0.40%     25.02%
   Platinum Investor Survivor II                                    20,048    18.17      364,282    0.00%     0.75%     24.58%
   Platinum Investor VIP                                            21,335    12.82      273,571    0.00%     0.70%     24.64%
   Protection Advantage Select                                       5,990    10.62       63,637    0.00%     0.70%     24.64%
Janus Aspen Forty Portfolio - Service Shares
   AG Income Advantage VUL                                          12,034     8.45      101,644    0.13%     0.20%      6.27%
   AG Income Advantage VUL (with GMWB rider)                           444     8.25        3,660    0.13%     0.95%      5.47%
   Income Advantage Select                                           2,378    14.25       33,886    0.27%     0.20%      6.27%
   Protection Advantage Select                                      11,479     8.95      102,692    0.23%     0.70%      5.74%
Janus Aspen Overseas Portfolio - Service Shares
   AG Income Advantage VUL                                          24,695    10.09      249,176    0.53%     0.20%     24.77%
   Corporate America (reduced surrender charge)                     18,632    29.74      554,173    0.53%     0.65%     24.21%
   Platinum Investor I & II                                         32,993    19.98      659,203    0.51%     0.75%     24.08%
   Platinum Investor I & II (first reduction in expense ratio)     113,814    10.70    1,217,348    0.51%     0.50%     24.39%
   Platinum Investor III                                           308,918    19.90    6,148,545    0.52%     0.70%     24.15%
   Platinum Investor III (first reduction in expense ratio)         52,080    10.71      557,764    0.52%     0.45%     14.63%

                                   VL-R - 80

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2010 are as follows:

                                                                                                 Investment
                                                                                                   Income    Expense    Total
Divisions                                                           Units  Unit Value Net Assets Ratio (a)  Ratio (b) Return (c)
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Overseas Portfolio - Service Shares - Continued
   Platinum Investor IV                                             35,144   $25.02   $  879,299    0.53%     0.70%     24.15%
   Platinum Investor FlexDirector                                    5,409    27.62      149,370    0.48%     0.70%     24.15%
   Platinum Investor PLUS                                           41,760    31.90    1,331,995    0.57%     0.70%     24.15%
   Platinum Investor Survivor                                       36,453    20.70      754,705    0.52%     0.40%     24.52%
   Platinum Investor Survivor (first reduction in expense ratio)     4,323    10.78       46,596    0.52%     0.20%     18.50%
   Platinum Investor Survivor II                                    39,618    31.41    1,244,422    0.48%     0.75%     24.08%
   Platinum Investor VIP                                           120,739    17.32    2,090,812    0.52%     0.70%     24.15%
   Platinum Investor VIP (with GMWB rider)                           2,829    16.72       47,299    0.52%     1.45%     23.22%
   Protection Advantage Select                                      10,754    10.87      116,874    0.53%     0.70%     24.15%
Janus Aspen Worldwide Portfolio - Service Shares
   Corporate America (reduced surrender charge)                      2,453    12.64       31,013    0.47%     0.65%     14.77%
   Platinum Investor I & II                                         90,726     7.41      672,030    0.45%     0.75%     14.66%
   Platinum Investor I & II (first reduction in expense ratio)      15,050     9.30      139,895    0.45%     0.50%     14.94%
   Platinum Investor III                                           303,518     7.37    2,235,760    0.48%     0.70%     14.71%
   Platinum Investor III (first reduction in expense ratio)          5,624     9.31       52,347    0.48%     0.45%      3.46%
   Platinum Investor IV                                              8,864    11.50      101,937    0.47%     0.70%     14.71%
   Platinum Investor PLUS                                           16,565    11.76      194,856    0.48%     0.70%     14.71%
   Platinum Investor Survivor                                        3,512     7.68       26,955    0.50%     0.40%     15.06%
   Platinum Investor Survivor (first reduction in expense ratio)     4,093     9.37       38,346    0.50%     0.20%     21.93%
   Platinum Investor Survivor II                                     8,435    11.23       94,739    0.48%     0.75%     14.66%
JPMorgan Insurance Trust Core Bond Portfolio - Class 1
   AG Income Advantage VUL                                           1,403    11.57       16,235    4.07%     0.20%      9.02%
   Income Advantage Select                                             946    11.57       10,953    3.37%     0.20%      9.02%
   Protection Advantage Select                                       3,695    11.48       42,406    3.49%     0.70%      8.47%
JPMorgan Insurance Trust International Equity Portfolio - Class 1
   AG Income Advantage VUL                                           1,853     8.13       15,068    0.22%     0.20%      6.95%
   AG Income Advantage VUL (with GMWB rider)                           451     7.94        3,580    0.22%     0.95%      6.15%
   Income Advantage Select                                           1,961    14.39       28,226    0.23%     0.20%      6.95%
   Protection Advantage Select                                       2,734     8.89       24,313    0.22%     0.70%      6.41%
JPMorgan Insurance Trust Mid Cap Value Portfolio - Class 1
   Platinum Investor I & II                                          5,925    15.87       94,031    1.12%     0.75%     22.53%
   Platinum Investor III                                           117,470    15.88    1,865,784    1.12%     0.70%     22.59%
   Platinum Investor III (first reduction in expense ratio)          3,319    15.95       52,945    1.12%     0.45%      5.70%
   Platinum Investor IV                                              9,059    15.88      143,884    1.14%     0.70%     22.59%
   Platinum Investor PLUS                                            4,876    15.88       77,450    1.15%     0.70%     22.59%
   Platinum Investor Survivor                                           12    15.96          187    1.16%     0.40%     22.96%
   Platinum Investor Survivor (first reduction in expense ratio)       308    16.02        4,930    1.16%     0.20%     10.34%
   Platinum Investor Survivor II                                     2,699    15.87       42,833    1.14%     0.75%     22.53%
JPMorgan Insurance Trust Small Cap Core Portfolio - Class 1
   Platinum Investor I & II                                          1,438    12.97       18,652    0.00%     0.75%     26.18%
   Platinum Investor I & II (first reduction in expense ratio)      16,389    10.52      172,383    0.00%     0.50%     26.49%
   Platinum Investor III                                            86,014    12.80    1,101,238    0.00%     0.70%     26.24%
   Platinum Investor III (first reduction in expense ratio)             79    10.53          830    0.00%     0.45%     -0.94%
   Platinum Investor IV                                             23,547    11.63      273,912    0.00%     0.70%     26.24%
   Platinum Investor FlexDirector                                      576    13.82        7,960    0.00%     0.70%     26.24%
   Platinum Investor PLUS                                            9,237    15.94      147,244    0.00%     0.70%     26.24%
   Platinum Investor Survivor                                            4    13.44           54    0.00%     0.40%     26.62%
   Platinum Investor Survivor (first reduction in expense ratio)     1,000    10.60       10,596    0.00%     0.20%     24.82%
   Platinum Investor Survivor II                                     9,661    16.67      161,045    0.00%     0.75%     26.18%
   Platinum Investor VIP                                            77,187    10.10      779,956    0.00%     0.70%     26.24%

                                   VL-R - 81

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2010 are as follows:

                                                                                                 Investment
                                                                                                   Income    Expense    Total
Divisions                                                           Units  Unit Value Net Assets Ratio (a)  Ratio (b) Return (c)
--------------------------------------------------------------------------------------------------------------------------------
MFS VIT Core Equity Series - Initial Class
   Corporate America (reduced surrender charge)                      2,672   $12.91   $   34,489    0.99%     0.65%     16.46%
   Platinum Investor I & II                                         26,357     7.75      204,280    1.09%     0.75%     16.34%
   Platinum Investor I & II (first reduction in expense ratio)      11,046     9.76      107,853    1.09%     0.50%     16.63%
   Platinum Investor III                                           293,744     7.85    2,304,465    1.07%     0.70%     16.40%
   Platinum Investor III (first reduction in expense ratio)            503     9.78        4,922    1.07%     0.45%      1.93%
   Platinum Investor IV                                              7,996    11.94       95,474    1.01%     0.70%     16.40%
   Platinum Investor PLUS                                           37,779    13.21      499,222    1.04%     0.70%     16.40%
   Platinum Investor Survivor                                       18,406     8.03      147,819    0.95%     0.40%     16.75%
   Platinum Investor Survivor (first reduction in expense ratio)     1,863     9.84       18,331    0.95%     0.20%     20.08%
   Platinum Investor Survivor II                                     3,903    12.00       46,845    1.05%     0.75%     16.34%
MFS VIT Growth Series - Initial Class
   AG Legacy Plus                                                    3,077    14.54       44,751    0.11%     0.75%     14.48%
   AG Legacy Plus (first reduction in expense ratio)                 1,275     9.95       12,692    0.11%     0.50%     22.06%
   Corporate America (reduced surrender charge)                      3,182    15.52       49,394    0.11%     0.65%     14.59%
   Platinum Investor I & II                                         27,710    14.16      392,382    0.11%     0.75%     14.48%
   Platinum Investor I & II (first reduction in expense ratio)     451,605     9.95    4,494,561    0.11%     0.50%     14.76%
   Platinum Investor III                                           530,009     7.52    3,985,822    0.11%     0.70%     14.53%
   Platinum Investor III (first reduction in expense ratio)          4,411     9.97       43,959    0.11%     0.45%      7.21%
   Platinum Investor IV                                              7,402    13.97      103,426    0.11%     0.70%     14.53%
   Platinum Investor FlexDirector                                    7,182    14.32      102,812    0.07%     0.70%     14.53%
   Platinum Investor PLUS                                           33,520    15.84      530,816    0.11%     0.70%     14.53%
   Platinum Investor Survivor                                       24,979     6.85      171,006    0.12%     0.40%     14.88%
   Platinum Investor Survivor (first reduction in expense ratio)    23,035    10.03      231,044    0.12%     0.20%     20.95%
   Platinum Investor Survivor II                                     3,911    13.58       53,116    0.11%     0.75%     14.48%
MFS VIT New Discovery Series - Initial Class
   AG Income Advantage VUL                                           2,090    12.48       26,092    0.00%     0.20%     36.06%
   AG Legacy Plus                                                   15,593    12.34      192,369    0.00%     0.75%     35.32%
   Corporate America (reduced surrender charge)                      2,795    18.18       50,795    0.00%     0.65%     35.45%
   Income Advantage Select                                             613    21.50       13,180    0.00%     0.20%     36.06%
   Platinum Investor I & II                                         16,229    13.21      214,461    0.00%     0.75%     35.32%
   Platinum Investor I & II (first reduction in expense ratio)      29,901    13.57      405,722    0.00%     0.50%     35.66%
   Platinum Investor III                                           258,137    12.98    3,351,528    0.00%     0.70%     35.39%
   Platinum Investor III (first reduction in expense ratio)          1,964    13.59       26,687    0.00%     0.45%     26.67%
   Platinum Investor IV                                             11,476    16.28      186,874    0.00%     0.70%     35.39%
   Platinum Investor FlexDirector                                    1,868    15.74       29,401    0.00%     0.70%     35.39%
   Platinum Investor PLUS                                           17,954    17.64      316,677    0.00%     0.70%     35.39%
   Platinum Investor Survivor                                        6,519    13.69       89,274    0.00%     0.40%     35.79%
   Platinum Investor Survivor (first reduction in expense ratio)     2,875    13.68       39,316    0.00%     0.20%     13.05%
   Platinum Investor Survivor II                                    13,771    16.95      233,364    0.00%     0.75%     35.32%
   Platinum Investor VIP                                            18,340    14.17      259,954    0.00%     0.70%     35.39%
   Platinum Investor VIP (with GMWB rider)                             175    13.69        2,401    0.00%     1.45%     34.38%
   Protection Advantage Select                                       5,579    14.23       79,405    0.00%     0.70%     35.39%
MFS VIT Research Series - Initial Class
   AG Income Advantage VUL                                           1,465     9.36       13,718    0.86%     0.20%     15.66%
   Corporate America (reduced surrender charge)                         12    14.11          166    0.47%     0.65%     15.15%
   Income Advantage Select                                           1,252    14.68       18,373    0.61%     0.20%     15.66%
   Platinum Investor I & II                                          5,394     9.34       50,396    1.01%     0.75%     15.03%
   Platinum Investor I & II (first reduction in expense ratio)      18,895     9.88      186,776    1.01%     0.50%     15.32%
   Platinum Investor III                                           417,067     9.33    3,893,127    0.65%     0.70%     15.09%
   Platinum Investor III (first reduction in expense ratio)          6,296     9.90       62,314    0.65%     0.45%      5.72%

                                   VL-R - 82

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2010 are as follows:

                                                                                                 Investment
                                                                                                   Income    Expense    Total
Divisions                                                           Units  Unit Value Net Assets Ratio (a)  Ratio (b) Return (c)
--------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series - Initial Class - Continued
   Platinum Investor IV                                              4,609   $12.46   $   57,442    1.10%     0.70%     15.09%
   Platinum Investor FlexDirector                                       15    13.45          205    0.87%     0.70%     15.09%
   Platinum Investor PLUS                                           11,136    14.75      164,292    0.86%     0.70%     15.09%
   Platinum Investor Survivor                                        7,035     9.68       68,107    0.77%     0.40%     15.43%
   Platinum Investor Survivor (first reduction in expense ratio)    12,257     9.96      122,106    0.77%     0.20%     11.67%
   Platinum Investor Survivor II                                    11,116    13.70      152,321    0.90%     0.75%     15.03%
   Platinum Investor VIP                                            13,629    11.47      156,277    0.81%     0.70%     15.09%
   Protection Advantage Select                                       2,185    10.11       22,099    0.79%     0.70%     15.09%
MFS VIT Total Return Series - Initial Class
   AG Legacy Plus                                                   72,396     7.21      522,194    2.61%     0.75%      9.11%
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I
   AG Income Advantage VUL                                           4,893     9.07       44,396    0.00%     0.20%     28.84%
   Corporate America (reduced surrender charge)                      5,541    16.79       93,021    0.00%     0.65%     28.26%
   Income Advantage Select                                           1,278    15.81       20,197    0.00%     0.20%     28.84%
   Platinum Investor I & II                                          8,096     9.40       76,093    0.00%     0.75%     28.13%
   Platinum Investor I & II (first reduction in expense ratio)      43,927    10.23      449,502    0.00%     0.50%     28.45%
   Platinum Investor III                                           282,512     9.27    2,618,823    0.00%     0.70%     28.20%
   Platinum Investor III (first reduction in expense ratio)          2,412    10.25       24,717    0.00%     0.45%     11.60%
   Platinum Investor IV                                             13,665    14.75      201,559    0.00%     0.70%     28.20%
   Platinum Investor FlexDirector                                    1,062    16.31       17,313    0.00%     0.70%     28.20%
   Platinum Investor PLUS                                           34,581    17.28      597,686    0.00%     0.70%     28.20%
   Platinum Investor Survivor                                       18,016     9.74      175,469    0.00%     0.40%     28.58%
   Platinum Investor Survivor (first reduction in expense ratio)     3,718    10.31       38,340    0.00%     0.20%     21.40%
   Platinum Investor Survivor II                                    21,838    15.81      345,369    0.00%     0.75%     28.13%
   Platinum Investor VIP                                            31,125    12.21      379,975    0.00%     0.70%     28.20%
   Platinum Investor VIP (with GMWB rider)                              91    11.79        1,078    0.00%     1.45%     27.24%
   Protection Advantage Select                                       5,269    10.49       55,259    0.00%     0.70%     28.20%
Neuberger Berman AMT Partners Portfolio - Class I
   AG Legacy Plus                                                    5,652    13.49       76,272    0.67%     0.75%     14.80%
Neuberger Berman AMT Socially Responsive Portfolio - Class I
   AG Income Advantage VUL                                             132     9.62        1,271    0.04%     0.20%     22.61%
   Corporate America (reduced surrender charge)                      2,624     9.62       25,233    0.04%     0.65%     22.06%
   Income Advantage Select                                             261    15.03        3,928    0.04%     0.20%     22.61%
   Protection Advantage Select                                          60     9.98          596    0.04%     0.70%     22.00%
Oppenheimer Balanced Fund/VA - Non-Service Shares
   AG Income Advantage VUL                                           1,253     7.49        9,389    1.35%     0.20%     12.69%
   Income Advantage Select                                           2,613    11.48       29,981    1.35%     0.20%     12.69%
   Platinum Investor I & II                                          3,053    11.57       35,308    1.16%     0.75%     12.07%
   Platinum Investor I & II (first reduction in expense ratio)       9,392     7.84       73,598    1.16%     0.50%      9.81%
   Platinum Investor III                                            41,049    11.61      476,620    1.37%     0.70%     12.13%
   Platinum Investor IV                                             39,383     8.87      349,384    1.27%     0.70%     12.13%
   Platinum Investor FlexDirector                                    3,614     9.47       34,205    1.36%     0.70%     12.13%
   Platinum Investor PLUS                                            7,584    11.61       88,054    1.35%     0.70%     12.13%
   Platinum Investor Survivor                                            -    11.88            -    1.41%     0.40%     12.46%
   Platinum Investor Survivor (first reduction in expense ratio)       148     7.90        1,171    1.41%     0.20%      0.00%
   Platinum Investor Survivor II                                     7,097    11.57       82,090    1.26%     0.75%     12.07%
   Platinum Investor VIP                                            34,429     8.54      293,856    1.30%     0.70%     12.13%
   Platinum Investor VIP (with GMWB rider)                              16     8.24          128    1.30%     1.45%     11.29%
   Protection Advantage Select                                       1,856     7.96       14,773    1.33%     0.70%     12.13%

                                   VL-R - 83

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2010 are as follows:

                                                                                                 Investment
                                                                                                   Income    Expense    Total
Divisions                                                           Units  Unit Value Net Assets Ratio (a)  Ratio (b) Return (c)
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA - Non-Service Shares
   AG Income Advantage VUL                                           8,003   $ 9.12   $   72,989    1.25%     0.20%     15.73%
   Corporate America (reduced surrender charge)                     11,316    15.60      176,547    1.27%     0.65%     15.21%
   Corporate Investor Select                                           916    16.73       15,323    1.16%     0.65%     15.21%
   Income Advantage Select                                           2,910    15.92       46,315    1.21%     0.20%     15.73%
   Platinum Investor I & II                                         45,826    22.29    1,021,641    1.24%     0.75%     15.10%
   Platinum Investor I & II (first reduction in expense ratio)         789    10.07        7,951    1.24%     0.50%     15.39%
   Platinum Investor III                                            90,540    22.38    2,026,247    1.33%     0.70%     15.16%
   Platinum Investor III (first reduction in expense ratio)         13,270    10.09      133,844    1.33%     0.45%      6.77%
   Platinum Investor IV                                             37,041    13.59      503,329    1.27%     0.70%     15.16%
   Platinum Investor FlexDirector                                      228    14.86        3,388    1.43%     0.70%     15.16%
   Platinum Investor PLUS                                           13,766    22.38      308,081    1.36%     0.70%     15.16%
   Platinum Investor Survivor                                          417    22.90        9,551    1.70%     0.40%     15.50%
   Platinum Investor Survivor (first reduction in expense ratio)     8,575    10.15       87,054    1.70%     0.20%     20.69%
   Platinum Investor Survivor II                                    13,908    22.29      310,060    1.22%     0.75%     15.10%
   Platinum Investor VIP                                            87,289    11.18      975,587    1.31%     0.70%     15.16%
   Platinum Investor VIP (with GMWB rider)                             313    10.79        3,381    1.31%     1.45%     14.30%
   Protection Advantage Select                                       8,635    10.32       89,094    0.86%     0.70%     15.16%
Oppenheimer High Income Fund/VA - Non-Service Shares
   AG Legacy Plus                                                   15,607     4.11       64,081    1.30%     0.75%     13.96%
   AG Legacy Plus (first reduction in expense ratio)                24,409     3.01       73,521    1.30%     0.50%      1.41%
PIMCO VIT CommodityRealReturn Strategy Portfolio -
  Administrative Class
   AG Income Advantage VUL                                           3,375    10.28       34,682   11.81%     0.20%     24.27%
   AG Income Advantage VUL (with GMWB rider)                           150    10.03        1,503   11.81%     0.95%     23.35%
   Corporate America (reduced surrender charge)                      9,350    11.53      107,834   14.35%     0.65%     23.72%
   Income Advantage Select                                           2,454    14.30       35,105   15.76%     0.20%     24.27%
   Platinum Investor I & II                                            863    11.32        9,766    1.35%     0.75%     23.59%
   Platinum Investor I & II (first reduction in expense ratio)           -     7.99            -    1.35%     0.50%     20.29%
   Platinum Investor III                                           184,783    11.35    2,097,146   17.19%     0.70%     23.66%
   Platinum Investor III (first reduction in expense ratio)          5,273     8.00       42,193   17.19%     0.45%      1.96%
   Platinum Investor IV                                              4,161    11.35       47,219   14.06%     0.70%     23.66%
   Platinum Investor FlexDirector                                    3,606    11.35       40,925   10.54%     0.70%     23.66%
   Platinum Investor PLUS                                            7,375    11.35       83,698   13.95%     0.70%     23.66%
   Platinum Investor Survivor II                                    52,432    11.32      593,669    6.56%     0.75%     23.59%
   Platinum Investor VIP                                            33,175    12.06      399,928   13.33%     0.70%     23.66%
   Platinum Investor VIP (with GMWB rider)                             155    11.64        1,810   13.33%     1.45%     22.73%
   Protection Advantage Select                                       5,055     8.33       42,114   14.40%     0.70%     23.66%
PIMCO VIT Global Bond Portfolio (Unhedged) - Administrative
  Class
   AG Income Advantage VUL                                           3,054    13.06       39,884    2.29%     0.20%     11.42%
   Income Advantage Select                                           1,523    13.78       20,982    2.75%     0.20%     11.42%
   Protection Advantage Select                                       1,479    12.25       18,111    2.71%     0.70%     10.86%
PIMCO VIT Real Return Portfolio - Administrative Class
   AG Income Advantage VUL                                           6,151    12.18       74,884    1.31%     0.20%      7.89%
   AG Legacy Plus                                                   25,061    18.11      453,940    1.46%     0.75%      7.30%
   Corporate America (reduced surrender charge)                     35,502    13.42      476,346    1.41%     0.65%      7.40%
   Corporate Investor Select                                           323    13.03        4,202    1.33%     0.65%      7.40%
   Income Advantage Select                                           2,878    12.61       36,287    1.47%     0.20%      7.89%
   Platinum Investor I & II                                         30,681    19.73      605,373    1.32%     0.75%      7.30%
   Platinum Investor I & II (first reduction in expense ratio)      54,913    11.29      619,933    1.32%     0.50%      7.57%
   Platinum Investor III                                           356,326    19.87    7,081,073    1.48%     0.70%      7.35%
   Platinum Investor III (first reduction in expense ratio)          5,767    11.30       65,192    1.48%     0.45%     -3.62%

                                   VL-R - 84

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2010 are as follows:

                                                                                                  Investment
                                                                                                    Income    Expense    Total
Divisions                                                           Units  Unit Value Net Assets  Ratio (a)  Ratio (b) Return (c)
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio - Administrative Class -
  Continued
   Platinum Investor IV                                            100,570   $12.84   $ 1,291,162    1.50%     0.70%      7.35%
   Platinum Investor FlexDirector                                      516    13.47         6,952    1.47%     0.70%      7.35%
   Platinum Investor PLUS                                           36,348    16.78       609,822    1.46%     0.70%      7.35%
   Platinum Investor Survivor                                        5,789    20.45       118,363    1.44%     0.40%      7.67%
   Platinum Investor Survivor (first reduction in expense ratio)    57,691    11.38       656,385    1.44%     0.20%      0.55%
   Platinum Investor Survivor II                                    42,086    16.95       713,359    1.49%     0.75%      7.30%
   Platinum Investor VIP                                           108,807    12.80     1,392,930    1.44%     0.70%      7.35%
   Protection Advantage Select                                       2,916    11.38        33,182    1.35%     0.70%      7.35%
PIMCO VIT Short-Term Portfolio - Administrative Class
   AG Income Advantage VUL                                           4,395    10.97        48,205    0.87%     0.20%      1.90%
   AG Income Advantage VUL (with GMWB rider)                           230    10.71         2,465    0.87%     0.95%      1.14%
   Corporate America (reduced surrender charge)                     11,532    11.82       136,356    0.85%     0.65%      1.44%
   Corporate Investor Select                                           216    10.98         2,373    0.85%     0.65%      1.44%
   Income Advantage Select                                           1,490    10.84        16,158    0.85%     0.20%      1.90%
   Platinum Investor I & II                                         19,067    13.02       248,253    0.80%     0.75%      1.34%
   Platinum Investor I & II (first reduction in expense ratio)      21,005    10.72       225,217    0.80%     0.50%      1.60%
   Platinum Investor III                                           149,882    13.08     1,959,789    0.84%     0.70%      1.39%
   Platinum Investor III (first reduction in expense ratio)          3,199    10.74        34,344    0.84%     0.45%      0.43%
   Platinum Investor IV                                             31,951    11.73       374,875    0.84%     0.70%      1.39%
   Platinum Investor FlexDirector                                    5,049    11.80        59,589    1.09%     0.70%      1.39%
   Platinum Investor PLUS                                           27,575    12.17       335,595    0.85%     0.70%      1.39%
   Platinum Investor Survivor                                       29,265    13.49       394,832    0.86%     0.40%      1.70%
   Platinum Investor Survivor (first reduction in expense ratio)     3,941    10.81        42,590    0.86%     0.20%      0.49%
   Platinum Investor Survivor II                                    73,645    12.24       901,724    1.03%     0.75%      1.34%
   Platinum Investor VIP                                            35,542    11.50       408,873    0.87%     0.70%      1.39%
   Platinum Investor VIP (with GMWB rider)                             385    11.11         4,271    0.87%     1.45%      0.64%
   Protection Advantage Select                                       1,859    10.73        19,936    0.85%     0.70%      1.39%
PIMCO VIT Total Return Portfolio - Administrative Class
   AG Income Advantage VUL                                           8,026    13.12       105,305    2.59%     0.20%      7.89%
   AG Income Advantage VUL (with GMWB rider)                           261    12.81         3,348    2.59%     0.95%      7.08%
   AG Legacy Plus                                                   23,020    17.76       408,736    2.59%     0.75%      7.30%
   AG Legacy Plus (first reduction in expense ratio)                     -    12.34             -    2.59%     0.50%     -0.61%
   Corporate America (reduced surrender charge)                     59,499    14.49       862,322    2.35%     0.65%      7.41%
   Corporate Investor Select                                           455    12.45         5,664    2.16%     0.65%      7.41%
   Income Advantage Select                                           4,789    12.86        61,612    2.47%     0.20%      7.89%
   Platinum Investor I & II                                         29,198    18.61       543,305    2.41%     0.75%      7.30%
   Platinum Investor I & II (first reduction in expense ratio)     227,520    12.34     2,808,541    2.41%     0.50%      7.57%
   Platinum Investor III                                           908,267    18.76    17,042,635    2.57%     0.70%      7.35%
   Platinum Investor III (first reduction in expense ratio)         27,410    12.36       338,790    2.57%     0.45%      0.35%
   Platinum Investor IV                                             90,413    14.25     1,288,662    2.63%     0.70%      7.35%
   Platinum Investor FlexDirector                                   11,977    14.68       175,756    2.43%     0.70%      7.35%
   Platinum Investor PLUS                                           71,529    16.36     1,169,926    2.50%     0.70%      7.35%
   Platinum Investor Survivor                                       30,918    19.28       596,130    2.58%     0.40%      7.67%
   Platinum Investor Survivor (first reduction in expense ratio)    66,189    12.44       823,424    2.58%     0.20%      5.46%
   Platinum Investor Survivor II                                    78,802    16.46     1,296,973    2.93%     0.75%      7.30%
   Platinum Investor VIP                                           141,114    14.06     1,983,719    2.51%     0.70%      7.35%
   Platinum Investor VIP (with GMWB rider)                             842    13.57        11,433    2.51%     1.45%      6.55%
   Protection Advantage Select                                      10,394    12.49       129,842    2.33%     0.70%      7.35%
Pioneer Fund VCT Portfolio - Class I
   Platinum Investor I & II                                          8,631    12.13       104,676    1.31%     0.75%     15.16%

                                   VL-R - 85

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2010 are as follows:

                                                                                                 Investment
                                                                                                   Income    Expense    Total
Divisions                                                           Units  Unit Value Net Assets Ratio (a)  Ratio (b) Return (c)
--------------------------------------------------------------------------------------------------------------------------------
Pioneer Fund VCT Portfolio - Class I - Continued
   Platinum Investor I & II (first reduction in expense ratio)     149,272   $ 9.71   $1,449,511    1.31%     0.50%     15.45%
   Platinum Investor III                                            32,872    12.16      399,881    1.33%     0.70%     15.22%
   Platinum Investor III (first reduction in expense ratio)          3,700     9.72       35,971    1.33%     0.45%      7.76%
   Platinum Investor PLUS                                            1,180    12.16       14,357    1.24%     0.70%     15.22%
   Platinum Investor Survivor                                        2,333    12.39       28,907    1.37%     0.40%     15.56%
   Platinum Investor Survivor (first reduction in expense ratio)     5,733     9.79       56,109    1.37%     0.20%     23.83%
   Platinum Investor Survivor II                                       540    12.13        6,555    1.32%     0.75%     15.16%
Pioneer Growth Opportunities VCT Portfolio - Class I
   Corporate America                                                 1,713    12.23       20,945    0.00%     0.35%     19.80%
   Platinum Investor I & II                                          7,709    11.93       92,004    0.00%     0.75%     19.32%
   Platinum Investor I & II (first reduction in expense ratio)     139,709    11.84    1,653,708    0.00%     0.50%     19.62%
   Platinum Investor III                                            96,223    11.97    1,151,892    0.00%     0.70%     19.38%
   Platinum Investor III (first reduction in expense ratio)          2,191    11.85       25,968    0.00%     0.45%      3.85%
   Platinum Investor PLUS                                            5,836    11.97       69,862    0.00%     0.70%     19.38%
   Platinum Investor Survivor                                        1,290    12.19       15,722    0.00%     0.40%     19.74%
   Platinum Investor Survivor (first reduction in expense ratio)     1,134    11.93       13,533    0.00%     0.20%     17.39%
   Platinum Investor Survivor II                                       997    11.93       11,900    0.00%     0.75%     19.32%
Pioneer Mid Cap Value VCT Portfolio - Class I
   AG Income Advantage VUL                                           1,659     9.22       15,289    1.07%     0.20%     17.98%
   Corporate America (reduced surrender charge)                      2,688     9.30       25,007    0.00%     0.65%     17.87%
   Income Advantage Select                                             788    14.83       11,688    1.22%     0.20%     17.98%
   Platinum Investor I & II                                             88    10.71          945    0.83%     0.75%     17.34%
   Platinum Investor I & II (first reduction in expense ratio)         782    10.00        7,820    0.83%     0.50%     17.63%
   Platinum Investor III                                             6,363    10.74       68,313    1.09%     0.70%     17.40%
   Platinum Investor IV                                              1,318    10.74       14,150    0.82%     0.70%     17.40%
   Platinum Investor FlexDirector                                    9,814    10.74      105,357    0.99%     0.70%     17.40%
   Platinum Investor PLUS                                            2,218    10.74       23,815    0.93%     0.70%     17.40%
   Platinum Investor Survivor II                                     4,750    10.71       50,872    0.89%     0.75%     17.34%
   Platinum Investor VIP                                            27,866    10.96      305,499    0.95%     0.70%     17.40%
   Platinum Investor VIP (with GMWB rider)                           2,086    10.59       22,086    0.95%     1.45%     16.52%
   Protection Advantage Select                                       1,810    10.02       18,135    0.87%     0.70%     17.40%
Putnam VT Diversified Income Fund - Class IB
   AG Income Advantage VUL                                           2,594    12.03       31,208   13.79%     0.20%     12.45%
   AG Legacy Plus                                                    8,869    18.11      160,644   12.99%     0.75%     11.83%
   Corporate America                                               178,088    18.95    3,374,579   13.85%     0.35%     12.28%
   Corporate America (reduced surrender charge)                     15,672    13.79      216,070   13.85%     0.65%     11.94%
   Income Advantage Select                                           1,282    14.69       18,827   14.01%     0.20%     12.45%
   Income Advantage Select (with GMWB rider)                           272    14.45        3,932   14.01%     0.95%     11.61%
   Platinum Investor I & II                                          5,335    17.49       93,338   13.63%     0.75%     11.83%
   Platinum Investor I & II (first reduction in expense ratio)      45,191    12.09      546,195   13.63%     0.50%     12.11%
   Platinum Investor III                                            98,336    18.80    1,848,596   14.12%     0.70%     11.89%
   Platinum Investor IV                                             12,782    13.08      167,248   13.59%     0.70%     11.89%
   Platinum Investor PLUS                                            7,281    17.42      126,850   14.88%     0.70%     11.88%
   Platinum Investor Survivor                                          761    18.87       14,370   13.96%     0.40%     12.22%
   Platinum Investor Survivor (first reduction in expense ratio)       574    12.18        6,986   13.96%     0.20%      0.11%
   Platinum Investor Survivor II                                     3,996    17.85       71,317   13.84%     0.75%     11.83%
   Platinum Investor VIP                                            34,781    12.85      447,069   13.64%     0.70%     11.88%
   Protection Advantage Select                                       1,196    12.28       14,693   13.85%     0.70%     11.88%
Putnam VT Growth and Income Fund - Class IB
   Corporate America                                               211,193    11.49    2,427,188    1.46%     0.35%     13.98%

                                   VL-R - 86

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2010 are as follows:

                                                                                                 Investment
                                                                                                   Income    Expense    Total
Divisions                                                           Units  Unit Value Net Assets Ratio (a)  Ratio (b) Return (c)
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund - Class IB - Continued
   Corporate America (reduced surrender charge)                     10,335   $10.80   $  111,612    1.46%     0.65%     13.64%
   Platinum Investor I & II                                         46,764    11.62      543,619    1.54%     0.75%     13.52%
   Platinum Investor I & II (first reduction in expense ratio)     160,701     9.81    1,577,025    1.54%     0.50%     13.81%
   Platinum Investor III                                           425,894    10.53    4,484,851    1.49%     0.70%     13.58%
   Platinum Investor III (first reduction in expense ratio)          6,653     9.83       65,374    1.49%     0.45%      7.89%
   Platinum Investor IV                                             37,399     9.94      371,918    1.41%     0.70%     13.58%
   Platinum Investor FlexDirector                                      388    10.55        4,100    1.45%     0.70%     13.58%
   Platinum Investor PLUS                                           33,237    11.79      391,717    1.47%     0.70%     13.58%
   Platinum Investor Survivor                                       11,565    11.45      132,358    1.43%     0.40%     13.92%
   Platinum Investor Survivor (first reduction in expense ratio)     7,330     9.89       72,500    1.43%     0.20%     15.50%
   Platinum Investor Survivor II                                    12,831    11.53      147,920    1.60%     0.75%     13.52%
Putnam VT International Value Fund - Class IB
   Corporate America (reduced surrender charge)                     11,453    12.54      143,656    2.74%     0.65%      6.43%
   Platinum Investor I & II                                         18,553    13.95      258,842    3.13%     0.75%      6.32%
   Platinum Investor I & II (first reduction in expense ratio)     174,910     7.44    1,301,881    3.13%     0.50%      6.59%
   Platinum Investor III                                           157,721    12.39    1,953,793    3.12%     0.70%      6.38%
   Platinum Investor III (first reduction in expense ratio)          2,233     7.45       16,640    3.12%     0.45%      4.01%
   Platinum Investor IV                                             23,250    10.85      252,346    3.00%     0.70%      6.38%
   Platinum Investor FlexDirector                                      232    12.29        2,845    3.56%     0.70%      6.38%
   Platinum Investor PLUS                                           13,939    14.56      202,919    3.05%     0.70%      6.38%
   Platinum Investor Survivor                                        4,401    12.25       53,927    3.07%     0.40%      6.70%
   Platinum Investor Survivor (first reduction in expense ratio)    16,276     7.50      122,095    3.07%     0.20%      6.13%
   Platinum Investor Survivor II                                    21,152    15.77      333,612    3.04%     0.75%      6.32%
   Platinum Investor VIP                                            87,339     9.08      793,464    2.95%     0.70%      6.38%
   Platinum Investor VIP (with GMWB rider)                             326     8.77        2,859    2.95%     1.45%      5.58%
Putnam VT Multi-Cap Growth Fund - Class IB
   AG Legacy Plus                                                   14,971    11.31      169,308    0.00%     0.75%     13.09%
   AG Legacy Plus (first reduction in expense ratio)                   984    11.32       11,134    0.00%     0.50%     13.16%
Putnam VT Small Cap Value Fund - Class IB
   AG Income Advantage VUL                                           4,872     9.11       44,385    0.22%     0.20%     25.73%
   AG Legacy Plus                                                   11,785    20.85      245,738    0.29%     0.75%     25.04%
   AG Legacy Plus (first reduction in expense ratio)                 1,217    10.34       12,584    0.29%     0.50%     25.42%
   Income Advantage Select                                             324    15.83        5,133    0.27%     0.20%     25.73%
   Protection Advantage Select                                         107    10.39        1,116    0.19%     0.70%     25.11%
Putnam VT Vista Fund - Class IB
   AG Legacy Plus                                                        -        -            -    0.03%     0.75%     15.00%
   AG Legacy Plus (first reduction in expense ratio)                     -        -            -    0.03%     0.50%      9.56%
Putnam VT Voyager Fund - Class IB
   AG Legacy Plus                                                   42,378     8.07      341,804    1.21%     0.75%     19.90%
   AG Legacy Plus (first reduction in expense ratio)                   956    12.97       12,396    1.21%     0.50%     20.85%
SunAmerica Aggressive Growth Portfolio - Class 1
   AG Income Advantage VUL                                             941     7.27        6,838    0.00%     0.20%     20.92%
   Income Advantage Select                                             543    15.39        8,353    0.00%     0.20%     20.92%
   Platinum Investor I & II                                              -    10.93            -    0.00%     0.75%     20.26%
   Platinum Investor I & II (first reduction in expense ratio)       6,336     8.52       53,991    0.00%     0.50%     20.56%
   Platinum Investor III                                            41,673    10.98      457,659    0.00%     0.70%     20.32%
   Platinum Investor IV                                              8,772     9.32       81,753    0.00%     0.70%     20.32%
   Platinum Investor FlexDirector                                       36    10.61          384    0.00%     0.70%     20.32%
   Platinum Investor PLUS                                            8,435    11.66       98,376    0.00%     0.70%     20.32%
   Platinum Investor Survivor II                                       314    10.93        3,430    0.00%     0.75%     20.26%

                                   VL-R - 87

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2010 are as follows:

                                                                                                 Investment
                                                                                                   Income    Expense    Total
Divisions                                                           Units  Unit Value Net Assets Ratio (a)  Ratio (b) Return (c)
--------------------------------------------------------------------------------------------------------------------------------
SunAmerica Aggressive Growth Portfolio - Class 1 - Continued
   Platinum Investor VIP                                            22,789   $ 8.33   $  189,760    0.00%     0.70%     20.32%
   Protection Advantage Select                                         810     8.56        6,935    0.00%     0.70%     20.32%
SunAmerica Balanced Portfolio - Class 1
   AG Income Advantage VUL                                             705     9.95        7,018    1.88%     0.20%     11.61%
   Income Advantage Select                                             969    13.72       13,290    2.03%     0.20%     11.61%
   Platinum Investor I & II                                            282    12.54        3,535    1.82%     0.75%     11.00%
   Platinum Investor I & II (first reduction in expense ratio)       1,080    10.48       11,325    1.82%     0.50%     11.28%
   Platinum Investor III                                            72,223    12.60      909,759    1.97%     0.70%     11.06%
   Platinum Investor IV                                              5,837    11.74       68,505    1.91%     0.70%     11.06%
   Platinum Investor FlexDirector                                       38    12.12          456    1.86%     0.70%     11.06%
   Platinum Investor PLUS                                           19,676    12.99      255,666    1.94%     0.70%     11.06%
   Platinum Investor Survivor                                            -    12.93            -    0.00%     0.40%     11.39%
   Platinum Investor Survivor II                                     6,289    12.54       78,877    1.96%     0.75%     11.00%
   Platinum Investor VIP                                            12,742    11.42      145,485    1.74%     0.70%     11.06%
   Protection Advantage Select                                         140    10.49        1,469    1.99%     0.70%     11.06%
UIF Capital Growth Portfolio - Class I Shares
   Platinum Investor I & II                                         10,396    14.90      154,852    0.12%     0.75%     21.94%
   Platinum Investor I & II (first reduction in expense ratio)     173,995    10.59    1,842,086    0.12%     0.50%     22.25%
   Platinum Investor III                                            62,336    10.03      625,227    0.10%     0.70%     22.00%
   Platinum Investor III (first reduction in expense ratio)          4,614    10.60       48,911    0.10%     0.45%      4.68%
   Platinum Investor IV                                              3,515    15.04       52,855    0.10%     0.70%     22.00%
   Platinum Investor PLUS                                            3,882    15.97       62,011    0.12%     0.70%     22.00%
   Platinum Investor Survivor                                        5,172     9.74       50,368    0.11%     0.40%     22.37%
   Platinum Investor Survivor (first reduction in expense ratio)     7,372    10.67       78,656    0.11%     0.20%     25.31%
   Platinum Investor Survivor II                                       205    14.06        2,876    0.12%     0.75%     21.94%
VALIC Company I International Equities Fund
   AG Income Advantage VUL                                           4,512     7.44       33,569    2.81%     0.20%      8.25%
   AG Legacy Plus                                                    8,110     9.78       79,329    2.42%     0.75%      7.65%
   Corporate America (reduced surrender charge)                      1,641     7.89       12,942    2.54%     0.65%      7.76%
   Income Advantage Select                                             399    13.83        5,525    2.68%     0.20%      8.25%
   Platinum Investor I & II                                         62,748    12.55      787,395    2.29%     0.75%      7.65%
   Platinum Investor I & II (first reduction in expense ratio)      46,592     8.16      380,076    2.29%     0.50%      7.92%
   Platinum Investor III                                           100,853    10.88    1,097,742    2.27%     0.70%      7.71%
   Platinum Investor III (first reduction in expense ratio)            623     8.17        5,093    2.27%     0.45%     -0.76%
   Platinum Investor IV                                              8,001    11.90       95,170    2.52%     0.70%      7.71%
   Platinum Investor FlexDirector                                      469    13.38        6,277    2.26%     0.70%      7.71%
   Platinum Investor PLUS                                           10,314    14.25      147,001    2.37%     0.70%      7.71%
   Platinum Investor Survivor                                        8,743     9.82       85,844    2.38%     0.40%      8.03%
   Platinum Investor Survivor (first reduction in expense ratio)     3,684     8.22       30,286    2.38%     0.20%     24.08%
   Platinum Investor Survivor II                                     8,274    14.77      122,228    2.47%     0.75%      7.65%
   Platinum Investor VIP                                            37,804     9.87      373,036    2.49%     0.70%      7.71%
   Protection Advantage Select                                       2,025     8.49       17,185    2.49%     0.70%      7.71%
VALIC Company I Mid Cap Index Fund
   AG Income Advantage VUL                                           4,518    10.48       47,369    1.37%     0.20%     26.00%
   AG Legacy Plus                                                   11,471    18.00      206,491    1.02%     0.75%     25.31%
   AG Legacy Plus (first reduction in expense ratio)                   997    10.72       10,686    1.02%     0.50%     20.33%
   Corporate America                                                 2,952    20.03       59,123    1.05%     0.35%     25.81%
   Corporate America (reduced surrender charge)                      6,827    15.85      108,229    1.05%     0.65%     25.44%
   Income Advantage Select                                             453    16.87        7,643    1.73%     0.20%     26.00%
   Platinum Investor I & II                                         21,106    26.69      563,329    1.00%     0.75%     25.31%

                                   VL-R - 88

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2010 are as follows:

                                                                                                 Investment
                                                                                                   Income    Expense    Total
Divisions                                                           Units  Unit Value Net Assets Ratio (a)  Ratio (b) Return (c)
--------------------------------------------------------------------------------------------------------------------------------
VALIC Company I Mid Cap Index Fund - Continued
   Platinum Investor I & II (first reduction in expense ratio)     385,344   $10.72   $4,131,969    1.00%     0.50%     25.62%
   Platinum Investor III                                           326,438    17.59    5,740,516    1.00%     0.70%     25.37%
   Platinum Investor III (first reduction in expense ratio)         17,453    10.74      187,393    1.00%     0.45%     12.66%
   Platinum Investor IV                                             27,753    14.04      389,760    1.07%     0.70%     25.37%
   Platinum Investor FlexDirector                                      196    15.24        2,980    1.09%     0.70%     25.37%
   Platinum Investor PLUS                                           36,137    18.11      654,260    1.05%     0.70%     25.37%
   Platinum Investor Survivor                                       13,516    19.94      269,562    0.95%     0.40%     25.75%
   Platinum Investor Survivor (first reduction in expense ratio)    21,609    10.81      233,526    0.95%     0.20%     14.22%
   Platinum Investor Survivor II                                    38,452    19.69      757,146    1.30%     0.75%     25.31%
   Platinum Investor VIP                                            82,702    11.95      988,004    1.10%     0.70%     25.37%
   Platinum Investor VIP (with GMWB rider)                             317    11.54        3,656    1.10%     1.45%     24.44%
   Protection Advantage Select                                       2,551    11.31       28,863    1.19%     0.70%     25.37%
VALIC Company I Money Market I Fund
   AG Income Advantage VUL                                           6,827    10.26       70,057    0.01%     0.20%     -0.18%
   AG Legacy Plus                                                    8,951    11.60      103,862    0.01%     0.75%     -0.73%
   AG Legacy Plus (first reduction in expense ratio)                    11    10.01          112    0.01%     0.50%     -0.18%
   Corporate America                                                 3,846    12.36       47,535    0.01%     0.35%     -0.11%
   Corporate America (reduced surrender charge)                    214,667    11.12    2,387,073    0.01%     0.65%     -0.63%
   Income Advantage Select                                           6,486    10.02       64,977    0.01%     0.20%     -0.18%
   Platinum Investor I & II                                         91,574    12.79    1,171,110    0.01%     0.75%     -0.73%
   Platinum Investor I & II (first reduction in expense ratio)     256,650    10.01    2,568,874    0.01%     0.50%     -0.48%
   Platinum Investor III                                           428,685    11.55    4,951,592    0.01%     0.70%     -0.68%
   Platinum Investor III (first reduction in expense ratio)         19,098    10.02      191,408    0.01%     0.45%     -0.10%
   Platinum Investor IV                                             45,483    11.05      502,695    0.01%     0.70%     -0.68%
   Platinum Investor FlexDirector                                    1,875    11.08       20,779    0.01%     0.70%     -0.68%
   Platinum Investor PLUS                                           36,321    11.10      403,088    0.01%     0.70%     -0.68%
   Platinum Investor Survivor                                       67,737    12.31      833,711    0.01%     0.40%     -0.38%
   Platinum Investor Survivor (first reduction in expense ratio)    77,149    10.09      778,232    0.01%     0.20%     -0.11%
   Platinum Investor Survivor II                                    33,060    11.09      366,617    0.01%     0.75%     -0.73%
   Platinum Investor VIP                                           182,298    10.80    1,968,088    0.01%     0.70%     -0.68%
   Platinum Investor VIP (with GMWB rider)                             168    10.42        1,747    0.01%     1.45%     -1.42%
   Protection Advantage Select                                      34,503    10.00      345,052    0.01%     0.70%     -0.68%
VALIC Company I Nasdaq-100 Index Fund
   AG Income Advantage VUL                                           6,858    10.08       69,116    0.30%     0.20%     19.48%
   Income Advantage Select                                              34    16.93          574    0.35%     0.20%     19.48%
   Platinum Investor I & II                                         10,321     6.36       65,647    0.23%     0.75%     18.83%
   Platinum Investor I & II (first reduction in expense ratio)      55,007    11.04      607,101    0.23%     0.50%     19.13%
   Platinum Investor III                                           354,052     6.27    2,219,672    0.24%     0.70%     18.89%
   Platinum Investor III (first reduction in expense ratio)          2,349    11.05       25,959    0.24%     0.45%      9.40%
   Platinum Investor IV                                              3,623    13.91       50,394    0.22%     0.70%     18.89%
   Platinum Investor FlexDirector                                      664    14.19        9,427    0.25%     0.70%     18.89%
   Platinum Investor PLUS                                           14,170    17.97      254,697    0.26%     0.70%     18.89%
   Platinum Investor Survivor                                        5,495     6.59       36,215    0.24%     0.40%     19.25%
   Platinum Investor Survivor (first reduction in expense ratio)     1,661    11.12       18,472    0.24%     0.20%     10.66%
   Platinum Investor Survivor II                                    32,661    13.48      440,299    0.34%     0.75%     18.83%
   Platinum Investor VIP                                            14,586    12.88      187,808    0.27%     0.70%     18.89%
   Protection Advantage Select                                         821    12.27       10,079    0.48%     0.70%     18.89%
VALIC Company I Science & Technology Fund
   AG Income Advantage VUL                                             722    10.20        7,369    0.00%     0.20%     21.85%
   Income Advantage Select                                              21    17.75          381    0.00%     0.20%     21.85%

                                   VL-R - 89

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2010 are as follows:

                                                                                                 Investment
                                                                                                   Income    Expense    Total
Divisions                                                           Units  Unit Value Net Assets Ratio (a)  Ratio (b) Return (c)
--------------------------------------------------------------------------------------------------------------------------------
VALIC Company I Science & Technology Fund - Continued
   Platinum Investor I & II                                          5,535   $ 5.30   $   29,358    0.00%     0.75%     21.18%
   Platinum Investor I & II (first reduction in expense ratio)      11,648    11.24      130,933    0.00%     0.50%     21.48%
   Platinum Investor III                                           163,594     5.28      863,180    0.00%     0.70%     21.24%
   Platinum Investor III (first reduction in expense ratio)            190    11.25        2,138    0.00%     0.45%      7.64%
   Platinum Investor IV                                              3,128    13.95       43,628    0.00%     0.70%     21.24%
   Platinum Investor FlexDirector                                      784    13.42       10,519    0.00%     0.70%     21.24%
   Platinum Investor PLUS                                            4,265    16.35       69,744    0.00%     0.70%     21.24%
   Platinum Investor Survivor                                        4,793     5.50       26,343    0.00%     0.40%     21.60%
   Platinum Investor Survivor (first reduction in expense ratio)     1,122    11.33       12,711    0.00%     0.20%     19.17%
   Platinum Investor Survivor II                                     3,472    12.24       42,480    0.00%     0.75%     21.18%
   Platinum Investor VIP                                             7,354    12.83       94,331    0.00%     0.70%     21.24%
   Protection Advantage Select                                         629    12.30        7,740    0.00%     0.70%     21.24%
VALIC Company I Small Cap Index Fund
   AG Income Advantage VUL                                           7,747     9.87       76,474    1.13%     0.20%     26.30%
   Corporate America (reduced surrender charge)                     17,693    14.10      249,519    0.98%     0.65%     25.73%
   Corporate Investor Select                                           641    17.12       10,967    0.92%     0.65%     25.73%
   Income Advantage Select                                             410    15.33        6,287    0.98%     0.20%     26.30%
   Platinum Investor I & II                                          3,644    16.25       59,220    0.73%     0.75%     25.60%
   Platinum Investor I & II (first reduction in expense ratio)      67,372    10.90      734,035    0.73%     0.50%     25.92%
   Platinum Investor III                                           180,214    16.05    2,892,260    0.88%     0.70%     25.67%
   Platinum Investor III (first reduction in expense ratio)          6,523    10.91       71,157    0.88%     0.45%     14.50%
   Platinum Investor IV                                             21,852    12.64      276,194    0.93%     0.70%     25.67%
   Platinum Investor FlexDirector                                    1,958    13.51       26,449    1.54%     0.70%     25.67%
   Platinum Investor PLUS                                           24,234    16.97      411,355    0.91%     0.70%     25.67%
   Platinum Investor Survivor                                        4,366    16.84       73,517    0.77%     0.40%     26.04%
   Platinum Investor Survivor (first reduction in expense ratio)     4,808    10.98       52,792    0.77%     0.20%     31.36%
   Platinum Investor Survivor II                                    43,762    18.20      796,575    1.17%     0.75%     25.60%
   Platinum Investor VIP                                            81,840    10.94      895,134    0.96%     0.70%     25.67%
   Protection Advantage Select                                       2,785    11.23       31,261    1.00%     0.70%     25.67%
VALIC Company I Stock Index Fund
   AG Income Advantage VUL                                          48,954     8.63      422,565    1.62%     0.20%     14.46%
   AG Legacy Plus                                                   28,599     9.20      263,022    1.55%     0.75%     13.84%
   AG Legacy Plus (first reduction in expense ratio)                 2,279     9.44       21,510    1.55%     0.50%     17.05%
   Corporate America                                                 3,390     9.44       31,986    1.87%     0.35%     14.29%
   Corporate America (reduced surrender charge)                     37,718    12.00      452,623    1.87%     0.65%     13.95%
   Corporate Investor Select                                           672    14.68        9,870    1.67%     0.65%     13.95%
   Income Advantage Select                                           3,987    13.92       55,498    3.03%     0.20%     14.46%
   Platinum Investor I & II                                         74,169    12.60      934,644    1.50%     0.75%     13.84%
   Platinum Investor I & II (first reduction in expense ratio)     617,442     9.44    5,827,453    1.50%     0.50%     14.12%
   Platinum Investor III                                           852,681     9.57    8,156,098    1.56%     0.70%     13.89%
   Platinum Investor III (first reduction in expense ratio)         24,025     9.45      227,044    1.56%     0.45%      8.67%
   Platinum Investor IV                                             35,572    11.10      394,685    1.67%     0.70%     13.89%
   Platinum Investor FlexDirector                                    6,311    11.66       73,556    1.57%     0.70%     13.89%
   Platinum Investor PLUS                                           73,641    13.11      965,256    1.62%     0.70%     13.89%
   Platinum Investor Survivor                                      100,147     9.40      941,120    1.53%     0.40%     14.23%
   Platinum Investor Survivor (first reduction in expense ratio)    77,679     9.51      738,872    1.53%     0.20%      8.34%
   Platinum Investor Survivor II                                   105,902    12.16    1,288,204    1.57%     0.75%     13.84%
   Platinum Investor VIP                                           107,484    10.30    1,107,441    1.70%     0.70%     13.89%
   Protection Advantage Select                                       7,420     9.51       70,538    1.67%     0.70%     13.89%

                                   VL-R - 90

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2010 are as follows:

                                                                                                 Investment
                                                                                                   Income    Expense    Total
Divisions                                                           Units  Unit Value Net Assets Ratio (a)  Ratio (b) Return (c)
--------------------------------------------------------------------------------------------------------------------------------
Vanguard VIF High Yield Bond Portfolio
   AG Income Advantage VUL                                          12,267   $11.88   $  145,772    7.24%     0.20%     11.88%
   Corporate America (reduced surrender charge)                     17,704    13.67      241,977    6.08%     0.65%     11.38%
   Corporate Investor Select                                           554    16.78        9,289    5.88%     0.65%     11.38%
   Income Advantage Select                                           2,661    15.68       41,736    6.40%     0.20%     11.88%
   Platinum Investor I & II                                          7,852    16.81      131,992    6.79%     0.75%     11.27%
   Platinum Investor I & II (first reduction in expense ratio)      37,748    11.84      446,902    6.79%     0.50%     11.55%
   Platinum Investor III                                           164,292    16.99    2,791,531    7.18%     0.70%     11.32%
   Platinum Investor III (first reduction in expense ratio)          3,128    11.85       37,082    7.18%     0.45%      4.25%
   Platinum Investor IV                                             35,543    13.12      466,408    6.67%     0.70%     11.32%
   Platinum Investor FlexDirector                                      549    14.08        7,728    6.90%     0.70%     11.32%
   Platinum Investor PLUS                                           23,689    16.34      387,051    7.17%     0.70%     11.32%
   Platinum Investor Survivor                                       11,266    17.42      196,240    5.70%     0.40%     11.66%
   Platinum Investor Survivor (first reduction in expense ratio)     3,153    11.93       37,619    5.70%     0.20%      8.44%
   Platinum Investor Survivor II                                    80,575    16.67    1,343,090    6.09%     0.75%     11.27%
   Platinum Investor VIP                                            42,216    12.77      539,077    6.91%     0.70%     11.32%
   Platinum Investor VIP (with GMWB rider)                              96    12.33        1,188    6.91%     1.45%     10.49%
   Protection Advantage Select                                       2,212    12.21       27,002    6.38%     0.70%     11.32%
Vanguard VIF REIT Index Portfolio
   AG Income Advantage VUL                                          12,112     9.12      110,494    2.68%     0.20%     27.99%
   AG Income Advantage VUL (with GMWB rider)                           192     8.91        1,713    2.68%     0.95%     27.04%
   Corporate America (reduced surrender charge)                     19,591    14.57      285,346    2.80%     0.65%     27.42%
   Income Advantage Select                                           4,307    14.55       62,664    2.60%     0.20%     27.99%
   Income Advantage Select (with GMWB rider)                           359    14.31        5,131    2.60%     0.95%     27.04%
   Platinum Investor I & II                                          7,983    27.18      217,015    2.85%     0.75%     27.29%
   Platinum Investor I & II (first reduction in expense ratio)     130,349     9.54    1,243,509    2.85%     0.50%     27.61%
   Platinum Investor III                                           266,931    27.28    7,280,567    2.95%     0.70%     27.36%
   Platinum Investor III (first reduction in expense ratio)          6,484     9.55       61,941    2.95%     0.45%      4.13%
   Platinum Investor IV                                             62,403    13.05      814,139    2.70%     0.70%     27.36%
   Platinum Investor FlexDirector                                    5,488    15.18       83,298    3.35%     0.70%     27.36%
   Platinum Investor PLUS                                           39,722    20.52      815,017    2.75%     0.70%     27.36%
   Platinum Investor Survivor                                        3,439    28.17       96,883    2.22%     0.40%     27.74%
   Platinum Investor Survivor (first reduction in expense ratio)    15,780     9.61      151,719    2.22%     0.20%     18.88%
   Platinum Investor Survivor II                                    26,488    23.69      627,416    2.57%     0.75%     27.29%
   Platinum Investor VIP                                           126,034    10.24    1,291,032    2.69%     0.70%     27.36%
   Platinum Investor VIP (with GMWB rider)                             644     9.89        6,366    2.69%     1.45%     26.41%
   Protection Advantage Select                                       9,100    10.19       92,719    2.50%     0.70%     27.36%

                                   VL-R - 91

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2009 are as follows:

                                                                                               Investment
                                                                                                 Income    Expense    Total
Divisions                                                         Units  Unit Value Net Assets Ratio (a)  Ratio (b) Return (c)
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Series I
   Corporate America                                               2,605   $10.44   $   27,205    1.77%     0.35%     27.85%
   Corporate America (reduced surrender charge)                    6,228    10.33       64,319    1.77%     0.65%     27.47%
   Platinum Investor I & II                                      251,952    10.29    2,592,605    1.69%     0.75%     27.34%
   Platinum Investor I & II (first reduction in expense ratio)   250,489     9.02    2,259,813    1.69%     0.50%     27.66%
   Platinum Investor III                                         306,505    10.31    3,159,757    1.77%     0.70%     27.40%
   Platinum Investor IV                                           14,737    10.31      151,926    1.87%     0.70%     27.40%
   Platinum Investor FlexDirector                                      3    10.31           31    3.58%     0.70%     27.40%
   Platinum Investor PLUS                                         21,423    10.31      220,854    1.72%     0.70%     27.40%
   Platinum Investor Survivor                                     40,211    10.42      419,141    1.70%     0.40%     27.79%
   Platinum Investor Survivor II                                   9,748    10.29      100,303    1.70%     0.75%     27.34%
AIM V.I. Global Real Estate Fund - Series I
   AG Income Advantage VUL                                         2,613     6.42       16,789    0.00%     0.20%     31.26%
   Income Advantage Select                                           893    12.04       10,749    0.00%     0.20%     31.26%
   Protection Advantage Select                                       433     7.56        3,277    0.00%     0.70%     30.61%
AIM V.I. International Growth Fund - Series I
   AG Income Advantage VUL                                         7,008     7.55       52,879    1.72%     0.20%     34.97%
   AG Legacy Plus                                                 20,755    10.83      224,799    1.47%     0.75%     34.23%
   Corporate America                                               3,119    10.70       33,360    1.56%     0.35%     34.77%
   Corporate America (reduced surrender charge)                   20,296    15.80      320,586    1.56%     0.65%     34.37%
   Corporate Investor Select                                         485    13.98        6,782    2.48%     0.65%     29.19%
   Income Advantage Select                                         1,519    13.52       20,540    2.47%     0.20%     34.97%
   Platinum Investor I & II                                      125,580    14.99    1,882,362    1.44%     0.75%     34.23%
   Platinum Investor I & II (first reduction in expense ratio)   138,962     8.44    1,172,211    1.44%     0.50%     34.57%
   Platinum Investor III                                         301,038    12.62    3,798,684    1.44%     0.70%     34.30%
   Platinum Investor IV                                           38,790    13.41      520,184    1.50%     0.70%     34.30%
   Platinum Investor FlexDirector                                  3,501    15.47       54,182    1.65%     0.70%     34.30%
   Platinum Investor PLUS                                         17,835    17.46      311,363    1.47%     0.70%     34.30%
   Platinum Investor Survivor                                     47,735    10.66      508,771    1.46%     0.40%     34.70%
   Platinum Investor Survivor II                                  20,736    18.24      378,262    1.25%     0.75%     34.23%
   Platinum Investor VIP                                          83,032    10.80      897,123    1.57%     0.70%     34.30%
   Platinum Investor VIP (with GMWB rider)                           653    10.51        6,859    1.57%     1.45%     33.30%
   Protection Advantage Select                                     4,022     8.59       34,542    1.74%     0.70%     34.30%
Alger Capital Appreciation Portfolio - Class I-2 Shares *
   AG Income Advantage VUL                                         7,392     8.15       60,215    0.00%     0.20%     50.80%
   Corporate America (reduced surrender charge)                   14,518     9.05      131,388    0.00%     0.65%     50.12%
   Income Advantage Select                                         1,765    14.06       24,813    0.00%     0.20%     77.76%
   Platinum Investor I & II                                        1,701    18.83       32,033    0.00%     0.75%     49.97%
   Platinum Investor III                                          78,398    18.89    1,480,986    0.00%     0.70%     50.05%
   Platinum Investor IV                                           17,733    14.87      263,727    0.00%     0.70%     50.05%
   Platinum Investor FlexDirector                                    471    14.89        7,010    0.00%     0.70%     50.05%
   Platinum Investor PLUS                                         15,856    18.89      299,522    0.00%     0.70%     50.05%
   Platinum Investor Survivor                                        424    19.27        8,170    0.00%     0.40%     50.50%
   Platinum Investor Survivor II                                   9,400    18.83      176,972    0.00%     0.75%     49.97%
   Platinum Investor VIP                                          43,289    12.26      530,701    0.00%     0.70%     50.05%
   Platinum Investor VIP (with GMWB rider)                         1,701    11.93       20,282    0.00%     1.45%     48.93%
   Protection Advantage Select                                     4,361     9.18       40,020    0.00%     0.70%     50.05%
Alger Mid Cap Growth Portfolio - Class I-2 Shares *
   AG Income Advantage VUL                                        15,569     6.20       96,503    0.00%     0.20%     51.40%
   AG Income Advantage VUL (with GMWB rider)                         586     6.10        3,576    0.00%     0.95%     50.27%
   Corporate America (reduced surrender charge)                   14,786    11.09      163,973    0.00%     0.65%     50.72%

                                   VL-R - 92

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2009 are as follows:

                                                                                               Investment
                                                                                                 Income    Expense    Total
Divisions                                                         Units  Unit Value Net Assets Ratio (a)  Ratio (b) Return (c)
------------------------------------------------------------------------------------------------------------------------------
Alger Mid Cap Growth Portfolio - Class I-2 Shares * - Continued
   Income Advantage Select                                           544   $13.54   $    7,368    0.00%     0.20%     51.40%
   Platinum Investor I & II                                        6,740    14.75       99,375    0.00%     0.75%     50.57%
   Platinum Investor I & II (first reduction in expense ratio)        14     7.14          101    0.00%     0.50%     29.07%
   Platinum Investor III                                          56,181    14.79      831,170    0.00%     0.70%     50.65%
   Platinum Investor IV                                           23,431     9.79      229,418    0.00%     0.70%     50.65%
   Platinum Investor FlexDirector                                  1,070    10.33       11,051    0.00%     0.70%     50.65%
   Platinum Investor PLUS                                         10,525    14.79      155,706    0.00%     0.70%     50.65%
   Platinum Investor Survivor                                      4,655    15.09       70,263    0.00%     0.40%     51.10%
   Platinum Investor Survivor II                                  13,012    14.75      191,858    0.00%     0.75%     50.57%
   Platinum Investor VIP                                          30,784     8.44      259,717    0.00%     0.70%     50.65%
   Platinum Investor VIP (with GMWB rider)                            79     8.21          646    0.00%     1.45%     49.52%
   Protection Advantage Select                                     8,424     7.18       60,446    0.00%     0.70%     50.65%
American Century VP Value Fund - Class I
   AG Income Advantage VUL                                         3,437     8.19       28,154    4.93%     0.20%     19.62%
   AG Legacy Plus                                                 19,002    16.82      319,659    5.56%     0.75%     18.97%
   Corporate America (reduced surrender charge)                   27,399    10.79      295,654    5.59%     0.65%     19.09%
   Income Advantage Select                                           740    11.96        8,847    4.58%     0.20%     19.62%
   Platinum Investor I & II                                      106,197    15.20    1,613,852    5.32%     0.75%     18.97%
   Platinum Investor I & II (first reduction in expense ratio)    47,360     9.03      427,854    5.32%     0.50%     19.27%
   Platinum Investor III                                         404,192    15.15    6,121,664    5.43%     0.70%     19.03%
   Platinum Investor IV                                           67,836     9.96      675,621    5.27%     0.70%     19.03%
   Platinum Investor FlexDirector                                    834    10.85        9,047    5.24%     0.70%     19.03%
   Platinum Investor PLUS                                         55,427    12.83      711,189    5.27%     0.70%     19.03%
   Platinum Investor Survivor                                     14,889    15.69      233,647    5.17%     0.40%     19.39%
   Platinum Investor Survivor II                                  60,280    13.39      806,940    5.22%     0.75%     18.97%
   Platinum Investor VIP                                         129,981     9.35    1,215,796    5.12%     0.70%     19.03%
   Platinum Investor VIP (with GMWB rider)                             3     9.10           29    5.12%     1.45%     18.14%
   Protection Advantage Select                                     2,514     8.99       22,595    3.73%     0.70%     19.03%
Credit Suisse U.S. Equity Flex I Portfolio *
   AG Income Advantage VUL                                           849     7.53        6,393    1.33%     0.20%     24.42%
   AG Income Advantage VUL (with GMWB rider)                         302     7.41        2,236    1.33%     0.95%     23.49%
   Income Advantage Select                                           542    11.59        6,278    1.87%     0.20%     24.42%
   Platinum Investor I & II                                        6,196     6.49       40,243    0.72%     0.75%     23.73%
   Platinum Investor I & II (first reduction in expense ratio)     2,253     8.29       18,686    0.72%     0.50%     39.10%
   Platinum Investor III                                         122,997     6.38      784,393    1.11%     0.70%     23.80%
   Platinum Investor IV                                           13,934     8.15      113,536    1.11%     0.70%     23.80%
   Platinum Investor FlexDirector                                    537     8.07        4,329    0.32%     0.70%     23.80%
   Platinum Investor PLUS                                         11,485    10.18      116,920    1.10%     0.70%     23.80%
   Platinum Investor Survivor                                      5,037     6.71       33,783    1.08%     0.40%     24.17%
   Platinum Investor Survivor II                                   4,194     9.62       40,360    0.96%     0.75%     23.73%
   Platinum Investor VIP                                          23,266     7.48      174,067    1.11%     0.70%     23.80%
   Protection Advantage Select                                     4,004     8.50       34,034    1.04%     0.70%     23.80%
Dreyfus IP MidCap Stock Portfolio - Initial Shares
   Platinum Investor I & II                                       30,134    11.29      340,127    1.14%     0.75%     34.50%
   Platinum Investor I & II (first reduction in expense ratio)    27,415     7.92      217,030    1.14%     0.50%     34.83%
   Platinum Investor III                                         193,541    11.13    2,154,039    1.37%     0.70%     34.56%
   Platinum Investor IV                                           16,466     9.34      153,834    1.39%     0.70%     34.56%
   Platinum Investor FlexDirector                                      3    10.11           31    0.24%     0.70%     34.56%
   Platinum Investor PLUS                                         17,481    11.69      204,336    1.31%     0.70%     34.56%
   Platinum Investor Survivor                                      3,651    11.66       42,549    2.05%     0.40%     34.97%

                                   VL-R - 93

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2009 are as follows:

                                                                                                  Investment
                                                                                                    Income    Expense    Total
Divisions                                                          Units   Unit Value Net Assets  Ratio (a)  Ratio (b) Return (c)
---------------------------------------------------------------------------------------------------------------------------------
Dreyfus IP MidCap Stock Portfolio - Initial Shares - Continued
   Platinum Investor Survivor II                                    10,811   $12.77   $   138,076    1.21%     0.75%     34.50%
Dreyfus VIF Developing Leaders Portfolio - Initial Shares
   Corporate America                                                 2,917     8.69        25,361    1.36%     0.35%     25.60%
   Platinum Investor I & II                                        123,957    10.30     1,276,162    1.68%     0.75%     25.10%
   Platinum Investor I & II (first reduction in expense ratio)     115,401     8.12       936,485    1.68%     0.50%     25.41%
   Platinum Investor III                                           399,124     7.95     3,173,676    1.52%     0.70%     25.16%
   Platinum Investor IV                                             18,361     7.57       138,967    1.42%     0.70%     25.16%
   Platinum Investor FlexDirector                                    1,231     7.54         9,279    1.51%     0.70%     25.16%
   Platinum Investor PLUS                                           35,059     8.58       300,938    1.50%     0.70%     25.16%
   Platinum Investor Survivor                                       29,678     8.66       257,049    1.48%     0.40%     25.53%
   Platinum Investor Survivor II                                    34,950     9.30       325,184    1.44%     0.75%     25.10%
Dreyfus VIF International Value Portfolio--Initial Shares
   AG Income Advantage VUL                                           3,934     7.87        30,962    3.36%     0.20%     30.71%
   AG Income Advantage VUL (with GMWB rider)                           417     7.74         3,232    3.36%     0.95%     29.74%
   Income Advantage Select                                           1,980    13.40        26,539    3.30%     0.20%     30.71%
   Protection Advantage Select                                       2,785     8.93        24,880    3.00%     0.70%     30.06%
Dreyfus VIF Quality Bond Portfolio - Initial Shares
   Corporate America                                                 1,726    15.99        27,593    4.55%     0.35%     14.56%
   Corporate America (reduced surrender charge)                     15,890    12.05       191,515    4.55%     0.65%     14.21%
   Platinum Investor I & II                                        102,927    15.64     1,610,099    4.76%     0.75%     14.10%
   Platinum Investor I & II (first reduction in expense ratio)     130,636    10.91     1,425,719    4.76%     0.50%     14.38%
   Platinum Investor III                                           264,632    14.85     3,930,518    4.70%     0.70%     14.16%
   Platinum Investor IV                                             31,800    11.67       370,997    4.55%     0.70%     14.16%
   Platinum Investor FlexDirector                                      247    11.99         2,964    4.68%     0.70%     14.16%
   Platinum Investor PLUS                                           19,916    13.17       262,245    4.76%     0.70%     14.16%
   Platinum Investor Survivor                                       12,291    15.93       195,809    4.68%     0.40%     14.50%
   Platinum Investor Survivor II                                    14,153    13.19       186,638    5.49%     0.75%     14.10%
Fidelity VIP Asset Manager Portfolio - Service Class 2
   AG Income Advantage VUL                                           1,002     8.98         8,996    2.59%     0.20%     28.50%
   AG Legacy Plus                                                   12,269    12.07       148,113    2.07%     0.75%     27.80%
   Income Advantage Select                                             779    12.71         9,902    3.64%     0.20%     31.91%
   Platinum Investor I & II                                         97,907    11.49     1,125,092    2.18%     0.75%     27.80%
   Platinum Investor I & II (first reduction in expense ratio)      24,320     8.97       218,204    2.18%     0.50%     28.12%
   Platinum Investor III                                           239,506    11.50     2,753,329    2.11%     0.70%     27.86%
   Platinum Investor IV                                              8,930    11.31       101,035    1.99%     0.70%     27.86%
   Platinum Investor FlexDirector                                    1,156    11.50        13,302    2.09%     0.70%     27.86%
   Platinum Investor PLUS                                           25,808    13.14       339,167    2.13%     0.70%     27.86%
   Platinum Investor Survivor                                        7,207    11.87        85,515    2.07%     0.40%     28.25%
   Platinum Investor Survivor II                                    16,191    12.80       207,234    2.10%     0.75%     27.80%
   Platinum Investor VIP                                            20,299    10.77       218,640    2.23%     0.70%     27.86%
   Protection Advantage Select                                         755     9.25         6,985    2.98%     0.70%     27.86%
Fidelity VIP Contrafund Portfolio - Service Class 2
   AG Income Advantage VUL                                          26,807     7.46       200,010    1.26%     0.20%     35.20%
   AG Legacy Plus                                                   29,857    14.14       422,115    1.09%     0.75%     34.46%
   Corporate America (reduced surrender charge)                     50,477    12.62       636,811    1.03%     0.65%     34.59%
   Corporate Investor Select                                           267    13.99         3,740    1.66%     0.65%     26.27%
   Income Advantage Select                                           5,037    13.03        65,610    1.66%     0.20%     35.20%
   Platinum Investor I & II                                        187,209    12.39     2,320,429    0.96%     0.75%     34.46%
   Platinum Investor I & II (first reduction in expense ratio)     179,973     8.21     1,477,613    0.96%     0.50%     34.79%
   Platinum Investor III                                         1,125,656    12.26    13,804,715    1.09%     0.70%     34.52%

                                   VL-R - 94

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2009 are as follows:

                                                                                               Investment
                                                                                                 Income    Expense    Total
Divisions                                                         Units  Unit Value Net Assets Ratio (a)  Ratio (b) Return (c)
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio - Service Class 2 - Continued
   Platinum Investor IV                                          129,803   $11.31   $1,467,663    1.16%     0.70%     34.52%
   Platinum Investor FlexDirector                                  7,700    12.52       96,393    1.25%     0.70%     34.52%
   Platinum Investor PLUS                                        101,385    14.68    1,487,883    1.13%     0.70%     34.52%
   Platinum Investor Survivor                                     75,485    12.80      966,134    1.08%     0.40%     34.93%
   Platinum Investor Survivor II                                 150,763    15.43    2,326,721    1.18%     0.75%     34.46%
   Platinum Investor VIP                                         266,420     9.55    2,544,823    1.18%     0.70%     34.52%
   Platinum Investor VIP (with GMWB rider)                           465     9.29        4,318    1.18%     1.45%     33.52%
   Protection Advantage Select                                    12,006     8.36      100,407    1.33%     0.70%     34.52%
Fidelity VIP Equity-Income Portfolio - Service Class 2
   AG Income Advantage VUL                                        15,126     6.94      104,957    2.46%     0.20%     29.62%
   AG Legacy Plus                                                 37,490    10.11      379,089    2.01%     0.75%     28.91%
   Corporate America (reduced surrender charge)                   36,087     9.97      359,615    1.80%     0.65%     29.04%
   Corporate Investor Select                                         503    13.35        6,715    3.21%     0.65%     28.87%
   Income Advantage Select                                         1,742    12.45       21,693    2.83%     0.20%     29.62%
   Platinum Investor I & II                                       86,208    10.22      881,229    1.81%     0.75%     28.91%
   Platinum Investor I & II (first reduction in expense ratio)   139,849     7.80    1,090,143    1.81%     0.50%     29.24%
   Platinum Investor III                                         687,381    10.26    7,053,809    1.93%     0.70%     28.98%
   Platinum Investor IV                                           51,322     9.19      471,432    2.00%     0.70%     28.98%
   Platinum Investor FlexDirector                                 11,031     9.77      107,767    2.13%     0.70%     28.98%
   Platinum Investor PLUS                                         73,144    11.05      808,216    1.95%     0.70%     28.98%
   Platinum Investor Survivor                                     76,675    10.56      809,337    2.15%     0.40%     29.37%
   Platinum Investor Survivor II                                 111,750    11.18    1,249,618    1.99%     0.75%     28.91%
   Platinum Investor VIP                                         116,488     8.45      984,569    2.10%     0.70%     28.98%
   Platinum Investor VIP (with GMWB rider)                           676     8.22        5,557    2.10%     1.45%     28.01%
   Protection Advantage Select                                     5,643     7.78       43,910    2.35%     0.70%     28.98%
Fidelity VIP Freedom 2020 Portfolio - Service Class 2
   AG Income Advantage VUL                                         2,966     8.33       24,694    4.03%     0.20%     28.29%
   Corporate Investor Select                                         220    13.28        2,915    5.64%     0.65%     23.70%
   Income Advantage Select                                           144    12.43        1,793    5.56%     0.20%      0.78%
   Platinum Investor III                                           2,601     9.82       25,537    2.87%     0.70%     27.65%
   Platinum Investor IV                                              274     9.82        2,694    3.07%     0.70%     27.65%
   Platinum Investor FlexDirector                                    671     9.82        6,585    3.23%     0.70%     27.65%
   Platinum Investor PLUS                                              -     9.82            -    0.00%     0.70%     27.65%
   Platinum Investor VIP                                           3,478    10.05       34,944    3.46%     0.70%     27.65%
   Protection Advantage Select                                     3,141     8.97       28,186    3.49%     0.70%     27.65%
Fidelity VIP Freedom 2025 Portfolio - Service Class 2
   AG Income Advantage VUL                                         3,344     8.20       27,419    3.81%     0.20%     29.54%
   Corporate America (reduced surrender charge)                    5,843     8.56       50,033    0.93%     0.65%     28.95%
   Income Advantage Select                                            13    12.50          161    4.87%     0.20%      3.47%
   Platinum Investor III                                           5,283     9.71       51,312    3.21%     0.70%     28.89%
   Platinum Investor IV                                              126     9.71        1,221    3.31%     0.70%     28.89%
   Platinum Investor PLUS                                          1,278     9.71       12,413    5.44%     0.70%     28.89%
   Platinum Investor VIP                                           7,152     9.96       71,254    3.28%     0.70%     28.89%
   Platinum Investor VIP (with GMWB rider)                           108     9.69        1,044    3.28%     1.45%     27.93%
   Protection Advantage Select                                     1,696     8.88       15,054    4.91%     0.70%     28.89%
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
   AG Income Advantage VUL                                         3,364     7.75       26,074    2.75%     0.20%     30.92%
   Income Advantage Select                                         1,407    12.51       17,608    3.58%     0.20%     40.97%
   Platinum Investor III                                           9,353     9.32       87,159    2.52%     0.70%     30.26%
   Platinum Investor IV                                              517     9.32        4,817    2.14%     0.70%     30.26%

                                   VL-R - 95

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2009 are as follows:

                                                                                                 Investment
                                                                                                   Income    Expense    Total
Divisions                                                          Units   Unit Value Net Assets Ratio (a)  Ratio (b) Return (c)
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 Portfolio - Service Class 2 -
  Continued
   Platinum Investor PLUS                                              156   $ 9.32   $    1,458    2.22%     0.70%     30.26%
   Platinum Investor Survivor II                                    10,415     9.30       96,882    2.04%     0.75%     30.20%
   Platinum Investor VIP                                            22,369     9.60      214,656    1.98%     0.70%     30.26%
   Platinum Investor VIP (with GMWB rider)                             272     9.34        2,541    1.98%     1.45%     29.29%
   Protection Advantage Select                                       4,500     8.52       38,326    3.10%     0.70%     30.26%
Fidelity VIP Growth Portfolio - Service Class 2
   AG Income Advantage VUL                                           9,695     6.43       62,311    0.23%     0.20%     27.71%
   AG Legacy Plus                                                   17,164     7.51      128,888    0.18%     0.75%     27.01%
   Corporate America (reduced surrender charge)                     34,568     9.95      344,005    0.21%     0.65%     27.14%
   Income Advantage Select                                           1,805    11.28       20,360    0.25%     0.20%     27.71%
   Platinum Investor I & II                                        106,383     6.28      668,367    0.18%     0.75%     27.01%
   Platinum Investor I & II (first reduction in expense ratio)      44,969     7.21      324,259    0.18%     0.50%     27.33%
   Platinum Investor III                                         1,050,036     6.24    6,553,625    0.19%     0.70%     27.07%
   Platinum Investor IV                                             38,621     9.40      363,049    0.20%     0.70%     27.07%
   Platinum Investor FlexDirector                                    4,377     9.04       39,558    0.16%     0.70%     27.07%
   Platinum Investor PLUS                                           93,251    10.04      936,654    0.19%     0.70%     27.07%
   Platinum Investor Survivor                                       53,623     6.49      347,882    0.20%     0.40%     27.45%
   Platinum Investor Survivor II                                   128,300     8.91    1,142,991    0.19%     0.75%     27.01%
   Platinum Investor VIP                                            55,203     8.65      477,504    0.21%     0.70%     27.07%
   Protection Advantage Select                                       5,107     7.28       37,192    0.23%     0.70%     27.07%
Fidelity VIP Mid Cap Portfolio - Service Class 2
   AG Income Advantage VUL                                          11,519     8.03       92,503    0.51%     0.20%     39.47%
   Corporate America (reduced surrender charge)                     26,091    14.38      375,291    0.36%     0.65%     38.85%
   Corporate Investor Select                                           467    14.59        6,808    0.65%     0.65%     30.24%
   Income Advantage Select                                           3,560    13.64       48,559    0.60%     0.20%     39.47%
   Income Advantage Select (with GMWB rider)                           263    13.52        3,560    0.60%     0.95%     51.40%
   Platinum Investor I & II                                          4,977    21.54      107,192    0.44%     0.75%     38.71%
   Platinum Investor I & II (first reduction in expense ratio)       4,812     8.63       41,546    0.44%     0.50%      0.53%
   Platinum Investor III                                           139,329    21.61    3,011,087    0.43%     0.70%     38.78%
   Platinum Investor IV                                             77,084    12.27      946,135    0.46%     0.70%     38.78%
   Platinum Investor FlexDirector                                      739    14.45       10,671    0.47%     0.70%     38.78%
   Platinum Investor PLUS                                           18,216    21.61      393,667    0.46%     0.70%     38.78%
   Platinum Investor Survivor                                        7,366    22.05      162,414    0.46%     0.40%     39.19%
   Platinum Investor Survivor II                                    19,647    21.54      423,178    0.41%     0.75%     38.71%
   Platinum Investor VIP                                           174,638    10.04    1,753,071    0.46%     0.70%     38.78%
   Platinum Investor VIP (with GMWB rider)                             260     9.77        2,541    0.46%     1.45%     37.74%
   Protection Advantage Select                                       3,064     8.81       26,982    0.55%     0.70%     38.78%
Franklin Templeton Franklin Small Cap Value Securities Fund -
  Class 2
   AG Income Advantage VUL                                           8,235     8.03       66,101    1.51%     0.20%     28.90%
   Corporate America (reduced surrender charge)                     21,118    11.74      247,954    1.29%     0.65%     28.32%
   Income Advantage Select                                           2,256    12.62       28,472    1.71%     0.20%     28.90%
   Income Advantage Select (with GMWB rider)                           294    12.51        3,672    1.71%     0.95%     59.02%
   Platinum Investor I & II                                          9,897    16.87      166,958    1.46%     0.75%     28.19%
   Platinum Investor I & II (first reduction in expense ratio)       1,600     8.29       13,262    1.46%     0.50%     28.51%
   Platinum Investor III                                           250,602    16.93    4,241,781    1.47%     0.70%     28.26%
   Platinum Investor IV                                             57,534    10.27      590,693    1.60%     0.70%     28.26%
   Platinum Investor FlexDirector                                    2,929    12.10       35,430    1.78%     0.70%     28.26%
   Platinum Investor PLUS                                           22,490    16.93      380,677    1.56%     0.70%     28.26%
   Platinum Investor Survivor                                       21,662    17.27      374,063    1.35%     0.40%     28.64%
   Platinum Investor Survivor II                                    43,663    16.87      736,598    1.54%     0.75%     28.19%

                                   VL-R - 96

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2009 are as follows:

                                                                                               Investment
                                                                                                 Income    Expense    Total
Divisions                                                         Units  Unit Value Net Assets Ratio (a)  Ratio (b) Return (c)
------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Franklin Small Cap Value Securities Fund -
  Class 2 - Continued
   Platinum Investor VIP                                         122,004   $ 8.88   $1,082,968    1.55%     0.70%     28.26%
   Platinum Investor VIP (with GMWB rider)                           229     8.64        1,978    1.55%     1.45%     27.30%
   Protection Advantage Select                                     3,376     8.67       29,280    1.34%     0.70%     28.26%
Franklin Templeton Franklin Small-Mid Cap Growth Securities
  Fund - Class 2
   AG Legacy Plus                                                 10,315     7.06       72,874    0.00%     0.75%     42.50%
Franklin Templeton Franklin U.S. Government Fund - Class 2
   Corporate America (reduced surrender charge)                   23,507    11.34      266,477    6.09%     0.65%      2.43%
   Platinum Investor I & II                                       16,428    13.81      226,947    4.74%     0.75%      2.32%
   Platinum Investor I & II (first reduction in expense ratio)    27,412    10.78      295,581    4.74%     0.50%      2.58%
   Platinum Investor III                                         107,741    13.87    1,494,377    3.49%     0.70%      2.38%
   Platinum Investor IV                                           58,597    12.09      708,312    3.62%     0.70%      2.38%
   Platinum Investor FlexDirector                                    427    12.35        5,279    1.31%     0.70%      2.38%
   Platinum Investor PLUS                                         45,717    13.42      613,369    4.07%     0.70%      2.38%
   Platinum Investor Survivor                                      3,593    14.21       51,043    4.10%     0.40%      2.68%
   Platinum Investor Survivor II                                  28,071    13.81      387,797    4.01%     0.75%      2.32%
   Platinum Investor VIP                                          80,197    11.94      957,877    3.73%     0.70%      2.38%
Franklin Templeton Mutual Shares Securities Fund - Class 2
   AG Income Advantage VUL                                         3,991     7.61       30,386    2.34%     0.20%     25.80%
   Corporate America (reduced surrender charge)                    5,461     7.73       42,203    1.12%     0.65%     25.23%
   Income Advantage Select                                         2,049    12.05       24,691    2.86%     0.20%     33.90%
   Platinum Investor I & II                                      106,632    12.58    1,341,192    1.89%     0.75%     25.11%
   Platinum Investor I & II (first reduction in expense ratio)    32,923     8.30      273,412    1.89%     0.50%     25.42%
   Platinum Investor III                                         311,450    12.63    3,933,036    1.75%     0.70%     25.17%
   Platinum Investor IV                                           48,514    10.33      501,253    1.87%     0.70%     25.17%
   Platinum Investor FlexDirector                                  8,065    11.12       89,701    1.92%     0.70%     25.17%
   Platinum Investor PLUS                                         33,880    12.42      420,686    1.80%     0.70%     25.17%
   Platinum Investor Survivor                                     12,204    12.93      157,857    1.15%     0.40%     25.54%
   Platinum Investor Survivor II                                  24,158    12.58      303,858    1.93%     0.75%     25.11%
   Platinum Investor VIP                                          76,574     9.11      697,706    1.85%     0.70%     25.17%
   Platinum Investor VIP (with GMWB rider)                           768     8.86        6,809    1.85%     1.45%     24.23%
   Protection Advantage Select                                    13,740     8.29      113,898    1.95%     0.70%     25.17%
Franklin Templeton Templeton Foreign Securities Fund - Class 2
   AG Legacy Plus                                                 10,657    12.06      128,527    3.34%     0.75%     36.02%
   Corporate America (reduced surrender charge)                    2,104     8.70       18,304    4.24%     0.65%     36.15%
   Platinum Investor I & II                                       30,180    15.09      455,517    3.22%     0.75%     36.02%
   Platinum Investor I & II (first reduction in expense ratio)    62,004     8.55      530,351    3.22%     0.50%     36.36%
   Platinum Investor III                                         180,920    15.15    2,741,638    3.17%     0.70%     36.09%
   Platinum Investor IV                                           31,665    12.10      383,045    3.11%     0.70%     36.09%
   Platinum Investor FlexDirector                                  7,932    13.53      107,340    3.23%     0.70%     36.09%
   Platinum Investor PLUS                                         28,594    14.65      418,956    3.06%     0.70%     36.09%
   Platinum Investor Survivor                                      7,401    15.52      114,876    3.10%     0.40%     36.50%
   Platinum Investor Survivor II                                  80,367    15.09    1,213,015    3.21%     0.75%     36.02%
   Platinum Investor VIP                                          57,058    10.70      610,513    2.69%     0.70%     36.09%
Goldman Sachs VIT Capital Growth Fund - Institutional Shares
   Platinum Investor I & II                                        4,126     9.44       38,956    0.46%     0.75%     46.64%
   Platinum Investor I & II (first reduction in expense ratio)         4     8.71           31    0.46%     0.50%     15.85%
   Platinum Investor III                                           6,633     9.48       62,914    0.45%     0.70%     46.72%
   Platinum Investor PLUS                                            105    11.59        1,212    0.47%     0.70%     46.72%
   Platinum Investor Survivor                                    484,896     9.75    4,726,227    0.45%     0.40%     47.16%
   Platinum Investor Survivor II                                  41,296    10.03      414,280    0.47%     0.75%     46.64%

                                   VL-R - 97

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2009 are as follows:

                                                                                               Investment
                                                                                                 Income    Expense    Total
Divisions                                                         Units  Unit Value Net Assets Ratio (a)  Ratio (b) Return (c)
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Enterprise Portfolio - Service Shares *
   AG Income Advantage VUL                                         9,400   $ 7.96   $   74,866     0.00%    0.20%     44.16%
   Corporate America (reduced surrender charge)                    8,094    14.00      113,333     0.00%    0.65%     43.51%
   Income Advantage Select                                           425    13.25        5,638     0.00%    0.20%     44.16%
   Platinum Investor I & II                                       28,030     6.41      179,645     0.00%    0.75%     43.36%
   Platinum Investor I & II (first reduction in expense ratio)     5,458     8.01       43,738     0.00%    0.50%     43.72%
   Platinum Investor III                                         357,818     6.27    2,242,994     0.00%    0.70%     43.44%
   Platinum Investor IV                                            8,460    12.16      102,909     0.00%    0.70%     43.44%
   Platinum Investor FlexDirector                                     88    13.77        1,212     0.00%    0.70%     43.44%
   Platinum Investor PLUS                                         12,301    16.38      201,482     0.00%    0.70%     43.44%
   Platinum Investor Survivor                                      4,742     6.62       31,382     0.00%    0.40%     43.87%
   Platinum Investor Survivor II                                  20,570    14.58      300,012     0.00%    0.75%     43.36%
   Platinum Investor VIP                                          20,344    10.29      209,287     0.00%    0.70%     43.44%
   Protection Advantage Select                                     5,999     8.52       51,137     0.00%    0.70%     43.44%
Janus Aspen Forty Portfolio - Service Shares
   AG Income Advantage VUL                                        12,945     7.95      102,888     0.01%    0.20%     45.72%
   AG Income Advantage VUL (with GMWB rider)                         497     7.82        3,890     0.01%    0.95%     44.63%
   Income Advantage Select                                         1,504    13.41       20,172     0.02%    0.20%     45.72%
   Protection Advantage Select                                    10,054     8.46       85,061     0.01%    0.70%     45.00%
Janus Aspen Overseas Portfolio - Service Shares *
   AG Income Advantage VUL                                        28,506     8.09      230,530     0.39%    0.20%     78.71%
   Corporate America (reduced surrender charge)                   17,848    23.95      427,381     0.43%    0.65%     77.91%
   Platinum Investor I & II                                       73,943    16.10    1,190,631     0.42%    0.75%     77.73%
   Platinum Investor I & II (first reduction in expense ratio)    67,565     8.60      580,958     0.42%    0.50%     78.18%
   Platinum Investor III                                         387,023    16.03    6,204,897     0.42%    0.70%     77.82%
   Platinum Investor IV                                           36,069    20.15      726,923     0.43%    0.70%     77.82%
   Platinum Investor FlexDirector                                  6,391    22.24      142,155     0.33%    0.70%     77.82%
   Platinum Investor PLUS                                         36,925    25.69      948,692     0.37%    0.70%     77.82%
   Platinum Investor Survivor                                     44,112    16.63      733,463     0.40%    0.40%     78.36%
   Platinum Investor Survivor II                                  58,379    25.31    1,477,828     0.39%    0.75%     77.73%
   Platinum Investor VIP                                         119,367    13.95    1,665,038     0.42%    0.70%     77.82%
   Platinum Investor VIP (with GMWB rider)                         2,392    13.57       32,454     0.42%    1.45%     76.49%
   Protection Advantage Select                                     8,676     8.75       75,951     0.39%    0.70%     77.82%
Janus Aspen Worldwide Portfolio - Service Shares *
   Corporate America (reduced surrender charge)                    2,425    11.02       26,714     0.52%    0.65%     36.51%
   Platinum Investor I & II                                      106,923     6.46      690,760     1.19%    0.75%     36.38%
   Platinum Investor I & II (first reduction in expense ratio)    12,220     8.09       98,824     1.19%    0.50%     36.72%
   Platinum Investor III                                         334,032     6.42    2,144,933     1.24%    0.70%     36.45%
   Platinum Investor IV                                            8,515    10.02       85,361     1.26%    0.70%     36.45%
   Platinum Investor PLUS                                         17,780    10.25      182,326     1.22%    0.70%     36.45%
   Platinum Investor Survivor                                      9,426     6.67       62,883     1.08%    0.40%     36.86%
   Platinum Investor Survivor II                                   8,384     9.80       82,132     1.23%    0.75%     36.38%
JPMorgan Insurance Trust Core Bond Portfolio - Class 1
   AG Income Advantage VUL                                         1,420    10.62       15,076     0.00%    0.20%      6.16%
   Income Advantage Select                                           760    10.62        8,070     0.00%    0.20%      6.16%
   Protection Advantage Select                                     2,891    10.58       30,587     0.00%    0.70%      5.79%
JPMorgan Insurance Trust Government Bond Portfolio - Class 1
   AG Income Advantage VUL                                             -        -            -    15.11%    0.20%      0.45%
   Income Advantage Select                                             -        -            -   119.69%    0.20%      0.45%
   Protection Advantage Select                                         -        -            -    15.55%    0.70%      0.30%

                                   VL-R - 98

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2009 are as follows:

                                                                                               Investment
                                                                                                 Income    Expense    Total
Divisions                                                         Units  Unit Value Net Assets Ratio (a)  Ratio (b) Return (c)
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust International Equity Portfolio -
  Class 1 *
   AG Income Advantage VUL                                         1,674   $ 7.60   $   12,722    5.45%     0.20%     34.64%
   AG Income Advantage VUL (with GMWB rider)                         508     7.48        3,800    5.45%     0.95%     33.64%
   Income Advantage Select                                         1,689    13.46       22,733    4.76%     0.20%     34.64%
   Protection Advantage Select                                     2,763     8.36       23,082    5.35%     0.70%     33.97%
JPMorgan Insurance Trust Mid Cap Value Portfolio - Class 1
   Platinum Investor I & II                                        6,105    12.95       79,066    0.00%     0.75%     29.51%
   Platinum Investor III                                         130,768    12.96    1,694,225    0.00%     0.70%     29.56%
   Platinum Investor IV                                            9,656    12.96      125,105    0.00%     0.70%     29.56%
   Platinum Investor PLUS                                          5,111    12.96       66,212    0.00%     0.70%     29.56%
   Platinum Investor Survivor                                        384    12.98        4,990    0.00%     0.40%     29.83%
   Platinum Investor Survivor II                                   2,809    12.95       36,383    0.00%     0.75%     29.51%
JPMorgan Insurance Trust Small Cap Core Portfolio - Class 1 *
   Platinum Investor I & II                                       10,732    10.28      110,324    0.50%     0.75%     21.66%
   Platinum Investor I & II (first reduction in expense ratio)    13,423     8.32      111,612    0.50%     0.50%     21.97%
   Platinum Investor III                                         100,931    10.14    1,023,624    0.73%     0.70%     21.72%
   Platinum Investor IV                                           19,114     9.21      176,127    0.72%     0.70%     21.72%
   Platinum Investor FlexDirector                                    527    10.94        5,770    0.72%     0.70%     21.72%
   Platinum Investor PLUS                                          9,962    12.63      125,799    0.72%     0.70%     21.72%
   Platinum Investor Survivor                                      2,079    10.62       22,071    0.73%     0.40%     22.09%
   Platinum Investor Survivor II                                   8,596    13.21      113,561    1.32%     0.75%     21.66%
   Platinum Investor VIP                                          78,462     8.00      628,046    0.75%     0.70%     21.72%
JPMorgan Mid Cap Value Portfolio
   Platinum Investor I & II                                            -        -            -    4.67%     0.75%     -2.92%
   Platinum Investor III                                               -        -            -    4.73%     0.70%     -2.91%
   Platinum Investor IV                                                -        -            -    4.62%     0.70%     -2.91%
   Platinum Investor PLUS                                              -        -            -    4.42%     0.70%     -2.91%
   Platinum Investor Survivor                                          -        -            -    3.89%     0.40%     -2.81%
   Platinum Investor Survivor II                                       -        -            -    4.74%     0.75%     -2.92%
MFS VIT Core Equity Series - Initial Class
   Corporate America (reduced surrender charge)                    2,258    11.08       25,023    1.78%     0.65%     31.58%
   Platinum Investor I & II                                       37,303     6.66      248,510    1.37%     0.75%     31.44%
   Platinum Investor I & II (first reduction in expense ratio)     6,708     8.37       56,155    1.37%     0.50%     31.77%
   Platinum Investor III                                         323,814     6.74    2,182,494    1.62%     0.70%     31.51%
   Platinum Investor IV                                            7,114    10.26       72,976    1.59%     0.70%     31.51%
   Platinum Investor PLUS                                         39,196    11.35      444,982    1.60%     0.70%     31.51%
   Platinum Investor Survivor                                     16,983     6.88      116,830    1.65%     0.40%     31.90%
   Platinum Investor Survivor II                                   3,892    10.32       40,147    1.93%     0.75%     31.44%
MFS VIT Growth Series - Initial Class
   AG Legacy Plus                                                  4,118    12.71       52,325    0.36%     0.75%     36.65%
   Corporate America (reduced surrender charge)                    2,899    13.55       39,268    0.26%     0.65%     36.78%
   Platinum Investor I & II                                      249,128    12.37    3,081,674    0.32%     0.75%     36.65%
   Platinum Investor I & II (first reduction in expense ratio)   200,715     8.67    1,740,644    0.32%     0.50%     36.99%
   Platinum Investor III                                         582,181     6.57    3,822,624    0.31%     0.70%     36.71%
   Platinum Investor IV                                            7,083    12.20       86,419    0.31%     0.70%     36.71%
   Platinum Investor FlexDirector                                 13,189    12.50      164,857    0.28%     0.70%     36.71%
   Platinum Investor PLUS                                         34,596    13.83      478,344    0.29%     0.70%     36.71%
   Platinum Investor Survivor                                     75,786     5.96      451,636    0.29%     0.40%     37.13%
   Platinum Investor Survivor II                                   3,910    11.86       46,382    0.33%     0.75%     36.65%
MFS VIT New Discovery Series - Initial Class
   AG Income Advantage VUL                                         2,078     9.17       19,059    0.00%     0.20%     62.86%

                                   VL-R - 99

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2009 are as follows:

                                                                                               Investment
                                                                                                 Income    Expense    Total
Divisions                                                         Units  Unit Value Net Assets Ratio (a)  Ratio (b) Return (c)
------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series - Initial Class - Continued
   AG Legacy Plus                                                 17,501   $ 9.12   $  159,551    0.00%     0.75%     61.96%
   Corporate America (reduced surrender charge)                    2,926    13.42       39,257    0.00%     0.65%     62.13%
   Income Advantage Select                                           521    15.80        8,229    0.00%     0.20%     62.86%
   Platinum Investor I & II                                       24,906     9.77      243,218    0.00%     0.75%     61.96%
   Platinum Investor I & II (first reduction in expense ratio)     6,823    10.00       68,248    0.00%     0.50%     62.37%
   Platinum Investor III                                         276,959     9.59    2,656,020    0.00%     0.70%     62.05%
   Platinum Investor IV                                           10,760    12.03      129,417    0.00%     0.70%     62.05%
   Platinum Investor FlexDirector                                    370    11.63        4,307    0.00%     0.70%     62.05%
   Platinum Investor PLUS                                         18,523    13.03      241,321    0.00%     0.70%     62.05%
   Platinum Investor Survivor                                      9,120    10.08       91,970    0.00%     0.40%     62.53%
   Platinum Investor Survivor II                                  14,155    12.52      177,269    0.00%     0.75%     61.96%
   Platinum Investor VIP                                          15,030    10.47      157,350    0.00%     0.70%     62.05%
   Platinum Investor VIP (with GMWB rider)                           199    10.18        2,024    0.00%     1.45%     60.83%
   Protection Advantage Select                                     5,247    10.51       55,162    0.00%     0.70%     62.05%
MFS VIT Research Series - Initial Class
   AG Income Advantage VUL                                         1,448     8.10       11,726    1.27%     0.20%     30.28%
   Corporate America (reduced surrender charge)                       12    12.26          150    3.41%     0.65%     29.70%
   Income Advantage Select                                           612    12.69        7,762    1.65%     0.20%     30.28%
   Platinum Investor I & II                                       34,876     8.12      283,258    1.31%     0.75%     29.57%
   Platinum Investor I & II (first reduction in expense ratio)     2,337     8.57       20,030    1.31%     0.50%     24.56%
   Platinum Investor III                                         331,533     8.11    2,688,983    1.48%     0.70%     29.63%
   Platinum Investor IV                                            7,680    10.83       83,170    0.98%     0.70%     29.63%
   Platinum Investor FlexDirector                                     13    11.69          157    1.23%     0.70%     29.63%
   Platinum Investor PLUS                                         10,944    12.82      140,293    1.38%     0.70%     29.63%
   Platinum Investor Survivor                                     16,143     8.39      135,389    1.63%     0.40%     30.02%
   Platinum Investor Survivor II                                  12,032    11.91      143,329    1.37%     0.75%     29.57%
   Platinum Investor VIP                                          12,646     9.96      125,994    1.32%     0.70%     29.63%
   Protection Advantage Select                                     1,657     8.79       14,561    0.95%     0.70%     29.63%
MFS VIT Total Return Series - Initial Class
   AG Legacy Plus                                                 80,158     6.61      529,914    3.62%     0.75%     17.15%
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I
   AG Income Advantage VUL                                         5,198     7.04       36,605    0.00%     0.20%     31.34%
   Corporate America (reduced surrender charge)                    6,374    13.09       83,422    0.00%     0.65%     30.75%
   Income Advantage Select                                           535    12.27        6,558    0.00%     0.20%     31.34%
   Platinum Investor I & II                                       50,063     7.34      367,241    0.00%     0.75%     30.62%
   Platinum Investor I & II (first reduction in expense ratio)    14,311     7.97      114,010    0.00%     0.50%     30.94%
   Platinum Investor III                                         345,428     7.23    2,497,749    0.00%     0.70%     30.68%
   Platinum Investor IV                                           11,808    11.51      135,867    0.00%     0.70%     30.68%
   Platinum Investor FlexDirector                                  1,261    12.72       16,045    0.00%     0.70%     30.68%
   Platinum Investor PLUS                                         35,498    13.48      478,586    0.00%     0.70%     30.68%
   Platinum Investor Survivor                                     33,321     7.57      252,401    0.00%     0.40%     31.07%
   Platinum Investor Survivor II                                  22,902    12.34      282,672    0.00%     0.75%     30.62%
   Platinum Investor VIP                                          29,980     9.52      285,499    0.00%     0.70%     30.68%
   Platinum Investor VIP (with GMWB rider)                            68     9.26          634    0.00%     1.45%     29.70%
   Protection Advantage Select                                     4,247     8.18       34,745    0.00%     0.70%     30.68%
Neuberger Berman AMT Partners Portfolio - Class I
   AG Legacy Plus                                                  5,675    11.75       66,698    2.90%     0.75%     54.91%
Neuberger Berman AMT Socially Responsive Portfolio - Class I
   AG Income Advantage VUL                                           100     7.85          789    3.76%     0.20%     31.16%
   Corporate America (reduced surrender charge)                    1,829     7.88       14,415    2.42%     0.65%     30.58%

                                  VL-R - 100

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2009 are as follows:

                                                                                               Investment
                                                                                                 Income    Expense    Total
Divisions                                                         Units  Unit Value Net Assets Ratio (a)  Ratio (b) Return (c)
------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Socially Responsive Portfolio - Class I -
  Continued
   Income Advantage Select                                           222   $12.26   $    2,722    0.21%     0.20%     36.31%
   Protection Advantage Select                                        32     8.18          264    3.08%     0.70%     30.51%
Oppenheimer Balanced Fund/VA - Non-Service Shares
   AG Income Advantage VUL                                         1,294     6.65        8,608    0.00%     0.20%     21.65%
   Income Advantage Select                                         2,733    10.18       27,828    0.00%     0.20%     33.54%
   Platinum Investor I & II                                       13,055    10.32      134,740    0.00%     0.75%     20.98%
   Platinum Investor III                                          44,226    10.36      457,971    0.00%     0.70%     21.04%
   Platinum Investor IV                                           36,841     7.91      291,485    0.00%     0.70%     21.04%
   Platinum Investor FlexDirector                                  4,118     8.44       34,759    0.00%     0.70%     21.04%
   Platinum Investor PLUS                                          6,758    10.36       69,978    0.00%     0.70%     21.04%
   Platinum Investor Survivor                                        112    10.56        1,183    0.00%     0.40%     21.41%
   Platinum Investor Survivor II                                   6,506    10.32       67,149    0.00%     0.75%     20.98%
   Platinum Investor VIP                                          34,118     7.61      259,705    0.00%     0.70%     21.04%
   Platinum Investor VIP (with GMWB rider)                            48     7.41          356    0.00%     1.45%     20.14%
   Protection Advantage Select                                     1,897     7.10       13,472    0.00%     0.70%     21.04%
Oppenheimer Global Securities Fund/VA - Non-Service Shares
   AG Income Advantage VUL                                         6,690     7.88       52,716    1.80%     0.20%     39.49%
   Corporate America (reduced surrender charge)                   10,951    13.54      148,287    2.51%     0.65%     38.87%
   Corporate Investor Select                                         715    14.52       10,378    0.00%     0.65%     32.82%
   Income Advantage Select                                         2,105    13.75       28,954    0.79%     0.20%     39.49%
   Platinum Investor I & II                                       55,000    19.37    1,065,314    2.13%     0.75%     38.73%
   Platinum Investor I & II (first reduction in expense ratio)       803     8.73        7,006    2.13%     0.50%     -0.02%
   Platinum Investor III                                          98,974    19.43    1,923,465    2.08%     0.70%     38.80%
   Platinum Investor IV                                           34,889    11.80      411,694    2.11%     0.70%     38.80%
   Platinum Investor FlexDirector                                    281    12.90        3,622    2.12%     0.70%     38.80%
   Platinum Investor PLUS                                         14,764    19.43      286,928    2.17%     0.70%     38.80%
   Platinum Investor Survivor                                      7,016    19.83      139,112    2.08%     0.40%     39.21%
   Platinum Investor Survivor II                                  13,020    19.37      252,196    1.92%     0.75%     38.73%
   Platinum Investor VIP                                          84,223     9.71      817,432    2.06%     0.70%     38.80%
   Platinum Investor VIP (with GMWB rider)                           254     9.44        2,395    2.06%     1.45%     37.76%
   Protection Advantage Select                                     4,050     8.96       36,290    1.55%     0.70%     38.80%
Oppenheimer High Income Fund/VA - Non-Service Shares
   AG Legacy Plus                                                  4,509     3.60       16,248    0.00%     0.75%     24.38%
PIMCO VIT CommodityRealReturn Strategy Portfolio -
  Administrative Class
   AG Income Advantage VUL                                         4,344     8.27       35,918    6.15%     0.20%     41.25%
   AG Income Advantage VUL (with GMWB rider)                         171     8.14        1,388    6.15%     0.95%     40.19%
   Corporate America (reduced surrender charge)                    8,205     9.32       76,488    5.86%     0.65%     40.61%
   Income Advantage Select                                         1,365    11.51       15,713    7.38%     0.20%     41.25%
   Platinum Investor I & II                                       21,199     9.16      194,211    7.59%     0.75%     40.47%
   Platinum Investor III                                         153,543     9.18    1,409,230    6.19%     0.70%     40.54%
   Platinum Investor IV                                            3,438     9.18       31,552    4.58%     0.70%     40.54%
   Platinum Investor FlexDirector                                  6,640     9.18       60,942    6.17%     0.70%     40.54%
   Platinum Investor PLUS                                          7,600     9.18       69,753    5.82%     0.70%     40.54%
   Platinum Investor Survivor II                                  50,540     9.16      463,011    5.73%     0.75%     40.47%
   Platinum Investor VIP                                          24,649     9.75      240,296    5.73%     0.70%     40.54%
   Platinum Investor VIP (with GMWB rider)                           123     9.48        1,171    5.73%     1.45%     39.49%
   Protection Advantage Select                                     3,339     6.74       22,496    6.33%     0.70%     40.54%
PIMCO VIT Global Bond Portfolio (Unhedged) - Administrative
  Class
   AG Income Advantage VUL                                         5,133    11.72       60,165    3.25%     0.20%     16.60%
   Income Advantage Select                                         1,248    12.37       15,436    2.76%     0.20%     16.60%

                                  VL-R - 101

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2009 are as follows:

                                                                                                Investment
                                                                                                  Income    Expense    Total
Divisions                                                         Units  Unit Value Net Assets  Ratio (a)  Ratio (b) Return (c)
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Global Bond Portfolio (Unhedged) - Administrative
  Class - Continued
   Protection Advantage Select                                       739   $11.05   $     8,166    2.93%     0.70%     16.02%
PIMCO VIT Real Return Portfolio - Administrative Class
   AG Income Advantage VUL                                         2,018    11.28        22,776    3.91%     0.20%     18.12%
   AG Legacy Plus                                                 26,049    16.88       439,745    3.05%     0.75%     17.48%
   Corporate America (reduced surrender charge)                   35,129    12.49       438,847    2.01%     0.65%     17.59%
   Corporate Investor Select                                         243    12.13         2,951    3.67%     0.65%      9.31%
   Income Advantage Select                                         3,039    11.69        35,517    3.47%     0.20%     18.12%
   Platinum Investor I & II                                       58,120    18.39     1,068,774    3.32%     0.75%     17.48%
   Platinum Investor I & II (first reduction in expense ratio)    30,801    10.50       323,262    3.32%     0.50%     17.77%
   Platinum Investor III                                         374,336    18.51     6,929,617    3.12%     0.70%     17.53%
   Platinum Investor IV                                           94,957    11.96     1,135,617    3.30%     0.70%     17.53%
   Platinum Investor FlexDirector                                    633    12.54         7,946    3.87%     0.70%     17.53%
   Platinum Investor PLUS                                         36,842    15.63       575,791    3.05%     0.70%     17.53%
   Platinum Investor Survivor                                     40,070    18.99       760,875    3.10%     0.40%     17.89%
   Platinum Investor Survivor II                                  46,919    15.80       741,191    3.12%     0.75%     17.48%
   Platinum Investor VIP                                         105,996    11.93     1,264,030    3.00%     0.70%     17.53%
   Protection Advantage Select                                     1,821    10.60        19,307    2.43%     0.70%     17.53%
PIMCO VIT Short-Term Portfolio - Administrative Class
   AG Income Advantage VUL                                         3,606    10.76        38,812    1.99%     0.20%      7.58%
   AG Income Advantage VUL (with GMWB rider)                         262    10.59         2,779    1.99%     0.95%      6.78%
   Corporate America (reduced surrender charge)                   11,745    11.66       136,900    1.40%     0.65%      7.10%
   Corporate Investor Select                                         224    10.83         2,424    1.83%     0.65%      3.06%
   Income Advantage Select                                         1,367    10.64        14,548    2.00%     0.20%      7.58%
   Platinum Investor I & II                                       34,643    12.85       445,080    1.87%     0.75%      6.99%
   Platinum Investor I & II (first reduction in expense ratio)    42,016    10.55       443,422    1.87%     0.50%      7.26%
   Platinum Investor III                                         161,536    12.90     2,083,137    2.11%     0.70%      7.04%
   Platinum Investor IV                                           30,612    11.57       354,234    2.07%     0.70%      7.04%
   Platinum Investor FlexDirector                                  1,040    11.64        12,107    2.42%     0.70%      7.04%
   Platinum Investor PLUS                                         28,015    12.00       336,256    2.00%     0.70%      7.04%
   Platinum Investor Survivor                                     31,897    13.27       423,152    2.13%     0.40%      7.37%
   Platinum Investor Survivor II                                  31,339    12.08       378,634    1.99%     0.75%      6.99%
   Platinum Investor VIP                                          30,652    11.35       347,764    2.02%     0.70%      7.04%
   Platinum Investor VIP (with GMWB rider)                           302    11.04         3,331    2.02%     1.45%      6.24%
   Protection Advantage Select                                     1,698    10.58        17,964    2.04%     0.70%      7.04%
PIMCO VIT Total Return Portfolio - Administrative Class
   AG Income Advantage VUL                                         9,128    12.16       111,008    5.08%     0.20%     13.81%
   AG Income Advantage VUL (with GMWB rider)                         291    11.96         3,488    5.08%     0.95%     12.96%
   AG Legacy Plus                                                 28,652    16.55       474,148    5.03%     0.75%     13.19%
   Corporate America (reduced surrender charge)                   56,059    13.49       756,456    4.61%     0.65%     13.30%
   Corporate Investor Select                                         282    11.59         3,263    4.70%     0.65%      7.04%
   Income Advantage Select                                         4,530    11.92        54,016    4.14%     0.20%     13.81%
   Platinum Investor I & II                                      148,046    17.34     2,567,377    5.48%     0.75%     13.19%
   Platinum Investor I & II (first reduction in expense ratio)    95,801    11.48     1,099,392    5.48%     0.50%     13.47%
   Platinum Investor III                                         950,572    17.48    16,614,926    5.32%     0.70%     13.24%
   Platinum Investor IV                                           85,795    13.28     1,139,094    5.25%     0.70%     13.24%
   Platinum Investor FlexDirector                                 10,415    13.67       142,376    5.24%     0.70%     13.24%
   Platinum Investor PLUS                                         74,246    15.24     1,131,204    5.27%     0.70%     13.24%
   Platinum Investor Survivor                                     67,768    17.91     1,213,504    5.71%     0.40%     13.58%
   Platinum Investor Survivor II                                 108,328    15.34     1,661,671    5.00%     0.75%     13.19%
   Platinum Investor VIP                                         136,876    13.09     1,792,367    5.20%     0.70%     13.24%

                                  VL-R - 102

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2009 are as follows:

                                                                                               Investment
                                                                                                 Income    Expense    Total
Divisions                                                         Units  Unit Value Net Assets Ratio (a)  Ratio (b) Return (c)
---------                                                        ------- ---------- ---------- ---------- --------- ----------
PIMCO VIT Total Return Portfolio - Administrative Class -
  Continued
   Platinum Investor VIP (with GMWB rider)                           766   $12.74   $    9,756    5.20%     1.45%     12.40%
   Protection Advantage Select                                     9,456    11.64      110,037    6.04%     0.70%     13.24%
Pioneer Fund VCT Portfolio - Class I
   Platinum Investor I & II                                       52,425    10.53      552,112    1.74%     0.75%     24.26%
   Platinum Investor I & II (first reduction in expense ratio)   118,484     8.41      996,591    1.74%     0.50%     24.58%
   Platinum Investor III                                          40,928    10.56      432,122    1.69%     0.70%     24.33%
   Platinum Investor PLUS                                          1,309    10.56       13,819    1.71%     0.70%     24.33%
   Platinum Investor Survivor                                      7,916    10.72       84,855    1.71%     0.40%     24.70%
   Platinum Investor Survivor II                                     553    10.53        5,826    1.71%     0.75%     24.26%
Pioneer Growth Opportunities VCT Portfolio - Class I
   Corporate America                                               2,326    10.21       23,746    0.00%     0.35%     44.06%
   Platinum Investor I & II                                       79,614    10.00      796,312    0.00%     0.75%     43.48%
   Platinum Investor I & II (first reduction in expense ratio)    91,957     9.90      909,940    0.00%     0.50%     43.84%
   Platinum Investor III                                         106,599    10.03    1,068,917    0.00%     0.70%     43.55%
   Platinum Investor PLUS                                          6,625    10.03       66,431    0.00%     0.70%     43.55%
   Platinum Investor Survivor                                      5,076    10.18       51,675    0.00%     0.40%     43.98%
   Platinum Investor Survivor II                                   1,005    10.00       10,052    0.00%     0.75%     43.48%
Pioneer Mid Cap Value VCT Portfolio - Class I
   AG Income Advantage VUL                                         1,546     7.81       12,082    1.55%     0.20%     25.33%
   Income Advantage Select                                           385    12.57        4,834    2.45%     0.20%     25.33%
   Platinum Investor I & II                                          449     9.13        4,101    1.82%     0.75%     24.64%
   Platinum Investor I & II (first reduction in expense ratio)       806     8.50        6,854    1.82%     0.50%     21.17%
   Platinum Investor III                                           7,135     9.14       65,252    1.48%     0.70%     24.71%
   Platinum Investor IV                                              823     9.14        7,528    1.56%     0.70%     24.71%
   Platinum Investor FlexDirector                                  7,580     9.14       69,322    1.43%     0.70%     24.71%
   Platinum Investor PLUS                                          2,469     9.14       22,577    1.49%     0.70%     24.71%
   Platinum Investor Survivor II                                   3,810     9.13       34,775    1.33%     0.75%     24.64%
   Platinum Investor VIP                                          27,479     9.34      256,616    1.46%     0.70%     24.70%
   Platinum Investor VIP (with GMWB rider)                         1,561     9.08       14,184    1.46%     1.45%     23.77%
   Protection Advantage Select                                     1,493     8.54       12,748    1.36%     0.70%     24.71%
Putnam VT Diversified Income Fund - Class IB
   AG Income Advantage VUL                                         2,436    10.70       26,068    6.60%     0.20%     55.04%
   AG Legacy Plus                                                  8,228    16.20      133,260    7.84%     0.75%     54.20%
   Corporate America                                             183,527    16.88    3,097,373    6.92%     0.35%     54.81%
   Corporate America (reduced surrender charge)                   11,109    12.32      136,822    6.92%     0.65%     54.35%
   Income Advantage Select                                         1,347    13.06       17,599    6.23%     0.20%     50.06%
   Income Advantage Select (with GMWB rider)                         282    12.94        3,646    6.23%     0.95%     49.63%
   Platinum Investor I & II                                       17,969    15.64      281,101    7.83%     0.75%     54.20%
   Platinum Investor I & II (first reduction in expense ratio)    27,705    10.78      298,682    7.83%     0.50%     54.58%
   Platinum Investor III                                          98,836    16.80    1,660,624    6.31%     0.70%     54.27%
   Platinum Investor IV                                           14,008    11.69      163,821    6.55%     0.70%     54.27%
   Platinum Investor PLUS                                          8,576    15.57      133,536    6.88%     0.70%     54.27%
   Platinum Investor Survivor                                      1,047    16.82       17,613    7.27%     0.40%     54.74%
   Platinum Investor Survivor II                                   3,602    15.96       57,482    7.25%     0.75%     54.20%
   Platinum Investor VIP                                          33,400    11.49      383,708    6.25%     0.70%     54.27%
   Protection Advantage Select                                     1,144    10.98       12,553    5.56%     0.70%     54.27%
Putnam VT Growth and Income Fund - Class IB
   Corporate America                                             220,739    10.08    2,225,775    2.58%     0.35%     29.36%
   Corporate America (reduced surrender charge)                   10,758     9.50      102,240    2.58%     0.65%     28.97%
   Platinum Investor I & II                                      115,395    10.24    1,181,629    2.69%     0.75%     28.84%

                                  VL-R - 103

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2009 are as follows:

                                                                                               Investment
                                                                                                 Income    Expense    Total
Divisions                                                         Units  Unit Value Net Assets Ratio (a)  Ratio (b) Return (c)
---------                                                        ------- ---------- ---------- ---------- --------- ----------
Putnam VT Growth and Income Fund - Class IB - Continued
   Platinum Investor I & II (first reduction in expense ratio)   128,310   $ 8.62   $1,106,394    2.69%     0.50%     29.16%
   Platinum Investor III                                         476,035     9.27    4,413,500    2.57%     0.70%     28.91%
   Platinum Investor IV                                           37,542     8.76      328,698    2.50%     0.70%     28.91%
   Platinum Investor FlexDirector                                    363     9.29        3,374    5.27%     0.70%     28.91%
   Platinum Investor PLUS                                         34,114    10.38      353,983    2.54%     0.70%     28.91%
   Platinum Investor Survivor                                     19,271    10.05      193,607    2.65%     0.40%     29.29%
   Platinum Investor Survivor II                                  13,516    10.15      137,250    2.62%     0.75%     28.84%
Putnam VT International Growth and Income Fund - Class IB
   Corporate America (reduced surrender charge)                    8,990    11.79      105,959    0.00%     0.65%     25.37%
   Platinum Investor I & II                                       68,210    13.12      895,048    0.00%     0.75%     25.25%
   Platinum Investor I & II (first reduction in expense ratio)   139,114     6.98      971,438    0.00%     0.50%     25.56%
   Platinum Investor III                                         170,787    11.65    1,988,823    0.00%     0.70%     25.31%
   Platinum Investor IV                                           23,024    10.20      234,916    0.00%     0.70%     25.31%
   Platinum Investor FlexDirector                                    316    11.55        3,654    0.00%     0.70%     25.31%
   Platinum Investor PLUS                                         14,421    13.69      197,356    0.00%     0.70%     25.31%
   Platinum Investor Survivor                                     15,055    11.49      172,917    0.00%     0.40%     25.69%
   Platinum Investor Survivor II                                  21,075    14.83      312,622    0.00%     0.75%     25.25%
   Platinum Investor VIP                                          80,870     8.54      690,653    0.00%     0.70%     25.31%
   Platinum Investor VIP (with GMWB rider)                           249     8.31        2,068    0.00%     1.45%     24.37%
Putnam VT Small Cap Value Fund - Class IB
   AG Income Advantage VUL                                         3,361     7.25       24,354    1.56%     0.20%     31.27%
   AG Legacy Plus                                                 13,131    16.68      218,956    1.64%     0.75%     30.55%
   Income Advantage Select                                           291    12.59        3,662    0.43%     0.20%     87.01%
   Protection Advantage Select                                        44     8.31          369    1.61%     0.70%     30.62%
Putnam VT Vista Fund - Class IB
   AG Legacy Plus                                                 27,449     4.97      136,447    0.00%     0.75%     37.71%
Putnam VT Voyager Fund - Class IB
   AG Legacy Plus                                                 46,222     6.73      310,949    0.84%     0.75%     62.67%
SunAmerica Aggressive Growth Portfolio - Class 1
   AG Income Advantage VUL                                           906     6.01        5,444    0.17%     0.20%     40.20%
   Income Advantage Select                                           470    12.73        5,980    0.23%     0.20%     46.40%
   Platinum Investor I & II                                          866     9.09        7,873    0.03%     0.75%     39.43%
   Platinum Investor I & II (first reduction in expense ratio)     5,026     7.07       35,524    0.03%     0.50%     39.78%
   Platinum Investor III                                          43,203     9.13      394,335    0.13%     0.70%     39.50%
   Platinum Investor IV                                            8,468     7.75       65,587    0.13%     0.70%     39.50%
   Platinum Investor FlexDirector                                     95     8.82          841    0.15%     0.70%     39.50%
   Platinum Investor PLUS                                          8,844     9.69       85,727    0.13%     0.70%     39.50%
   Platinum Investor Survivor                                         --     9.34           --    0.00%     0.40%     39.92%
   Platinum Investor Survivor II                                   2,070     9.09       18,825    0.15%     0.75%     39.43%
   Platinum Investor VIP                                          18,913     6.92      130,891    0.14%     0.70%     39.50%
   Protection Advantage Select                                       818     7.12        5,824    0.19%     0.70%     39.50%
SunAmerica Balanced Portfolio - Class 1
   AG Income Advantage VUL                                           779     8.92        6,944    4.39%     0.20%     23.78%
   Income Advantage Select                                           858    12.29       10,552    5.89%     0.20%     28.69%
   Platinum Investor I & II                                          457    11.30        5,168    2.10%     0.75%     23.10%
   Platinum Investor I & II (first reduction in expense ratio)       958     9.42        9,027    2.10%     0.50%      9.58%
   Platinum Investor III                                          73,943    11.34      838,681    3.38%     0.70%     23.16%
   Platinum Investor IV                                            6,194    10.57       65,453    3.49%     0.70%     23.16%
   Platinum Investor FlexDirector                                     36    10.91          396    3.31%     0.70%     23.16%
   Platinum Investor PLUS                                         20,122    11.70      235,437    3.39%     0.70%     23.16%

                                  VL-R - 104

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2009 are as follows:

                                                                                               Investment
                                                                                                 Income    Expense    Total
Divisions                                                         Units  Unit Value Net Assets Ratio (a)  Ratio (b) Return (c)
---------                                                        ------- ---------- ---------- ---------- --------- ----------
SunAmerica Balanced Portfolio - Class 1 - Continued
   Platinum Investor Survivor                                        275   $11.61   $    3,187    3.22%     0.40%     23.53%
   Platinum Investor Survivor II                                   5,449    11.30       61,571    3.57%     0.75%     23.10%
   Platinum Investor VIP                                          12,234    10.28      125,778    3.53%     0.70%     23.16%
   Protection Advantage Select                                       145     9.44        1,369    4.51%     0.70%     23.16%
UIF Capital Growth Portfolio - Class I Shares
   Platinum Investor I & II                                       92,659    12.22    1,131,872    0.00%     0.75%     64.32%
   Platinum Investor I & II (first reduction in expense ratio)    84,142     8.66      728,692    0.00%     0.50%     64.73%
   Platinum Investor III                                          71,513     8.22      587,902    0.00%     0.70%     64.40%
   Platinum Investor IV                                            2,610    12.32       32,170    0.00%     0.70%     64.40%
   Platinum Investor PLUS                                          3,643    13.09       47,686    0.00%     0.70%     64.40%
   Platinum Investor Survivor                                     17,739     7.96      141,186    0.00%     0.40%     64.89%
   Platinum Investor Survivor II                                     207    11.53        2,386    0.00%     0.75%     64.32%
UIF High Yield Portfolio - Class I Shares
   Platinum Investor I & II                                       18,121    13.42      243,269    9.67%     0.75%     41.02%
   Platinum Investor I & II (first reduction in expense ratio)    35,281    10.84      382,441    9.67%     0.50%     41.37%
   Platinum Investor III                                          18,522    13.96      258,496    8.96%     0.70%     41.09%
   Platinum Investor IV                                            3,272    12.03       39,352    9.51%     0.70%     41.09%
   Platinum Investor FlexDirector                                     56    13.04          732    1.27%     0.70%     41.09%
   Platinum Investor PLUS                                          2,447    15.59       38,131    7.51%     0.70%     41.09%
   Platinum Investor Survivor                                        651    13.29        8,644   11.83%     0.40%     41.51%
   Platinum Investor Survivor II                                  50,943    15.17      772,988    8.27%     0.75%     41.02%
VALIC Company I International Equities Fund *
   AG Income Advantage VUL                                         3,801     6.87       26,122    3.48%     0.20%     29.34%
   AG Legacy Plus                                                  7,853     9.09       71,358    2.62%     0.75%     28.63%
   Corporate America (reduced surrender charge)                    1,433     7.32       10,489    2.61%     0.65%     28.76%
   Income Advantage Select                                           316    12.78        4,034    4.79%     0.20%     79.50%
   Platinum Investor I & II                                       87,047    11.66    1,014,654    2.67%     0.75%     28.63%
   Platinum Investor I & II (first reduction in expense ratio)    20,182     7.56      152,548    2.67%     0.50%     28.95%
   Platinum Investor III                                         111,121    10.11    1,122,968    2.90%     0.70%     28.69%
   Platinum Investor IV                                            6,983    11.04       77,123    2.60%     0.70%     28.69%
   Platinum Investor FlexDirector                                    530    12.42        6,582    2.56%     0.70%     28.69%
   Platinum Investor PLUS                                         10,303    13.23      136,329    2.44%     0.70%     28.69%
   Platinum Investor Survivor                                     11,853     9.09      107,734    2.57%     0.40%     29.08%
   Platinum Investor Survivor II                                   7,598    13.72      104,267    3.12%     0.75%     28.63%
   Platinum Investor VIP                                          34,250     9.16      313,780    2.92%     0.70%     28.69%
   Protection Advantage Select                                     1,831     7.88       14,431    2.85%     0.70%     28.69%
VALIC Company I Mid Cap Index Fund *
   AG Income Advantage VUL                                         2,814     8.32       23,412    2.09%     0.20%     38.01%
   AG Legacy Plus                                                 12,998    14.36      186,716    1.50%     0.75%     37.25%
   Corporate America                                               3,968    15.92       63,160    1.52%     0.35%     37.80%
   Corporate America (reduced surrender charge)                    5,801    12.64       73,311    1.52%     0.65%     37.39%
   Income Advantage Select                                            50    13.39          663    1.08%     0.20%     41.78%
   Platinum Investor I & II                                      107,798    21.30    2,296,030    1.52%     0.75%     37.25%
   Platinum Investor I & II (first reduction in expense ratio)   244,308     8.54    2,085,330    1.52%     0.50%     37.59%
   Platinum Investor III                                         380,437    14.03    5,336,152    1.67%     0.70%     37.32%
   Platinum Investor IV                                           26,960    11.20      302,004    1.62%     0.70%     37.32%
   Platinum Investor FlexDirector                                    184    12.16        2,235    0.75%     0.70%     37.32%
   Platinum Investor PLUS                                         37,181    14.44      536,927    1.57%     0.70%     37.32%
   Platinum Investor Survivor                                     31,898    15.86      505,896    1.41%     0.40%     37.73%
   Platinum Investor Survivor II                                  23,008    15.71      361,531    1.68%     0.75%     37.25%

                                  VL-R - 105

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2009 are as follows:

                                                                                               Investment
                                                                                                 Income    Expense    Total
Divisions                                                         Units  Unit Value Net Assets Ratio (a)  Ratio (b) Return (c)
---------                                                        ------- ---------- ---------- ---------- --------- ----------
VALIC Company I Mid Cap Index Fund * - Continued
   Platinum Investor VIP                                          76,106   $ 9.53   $  725,198    1.80%     0.70%     37.32%
   Platinum Investor VIP (with GMWB rider)                           259     9.27        2,404    1.80%     1.45%     36.29%
   Protection Advantage Select                                     1,936     9.02       17,472    1.75%     0.70%     37.32%
VALIC Company I Money Market I Fund *
   AG Income Advantage VUL                                        15,928    10.28      163,744    0.39%     0.20%      0.10%
   AG Legacy Plus                                                 20,283    11.69      237,069    0.15%     0.75%     -0.45%
   Corporate America (reduced surrender charge)                  248,806    11.19    2,784,171    0.27%     0.65%     -0.35%
   Income Advantage Select                                         6,344    10.04       63,675    0.31%     0.20%      0.10%
   Platinum Investor I & II                                      198,970    12.88    2,563,182    0.32%     0.75%     -0.45%
   Platinum Investor I & II (first reduction in expense ratio)   318,884    10.06    3,207,133    0.32%     0.50%     -0.20%
   Platinum Investor III                                         856,825    11.63    9,964,382    0.32%     0.70%     -0.40%
   Platinum Investor IV                                           48,908    11.13      544,237    0.33%     0.70%     -0.40%
   Platinum Investor FlexDirector                                  2,020    11.16       22,537    0.31%     0.70%     -0.40%
   Platinum Investor PLUS                                         35,631    11.17      398,125    0.31%     0.70%     -0.40%
   Platinum Investor Survivor                                    126,399    12.35    1,561,645    0.32%     0.40%     -0.10%
   Platinum Investor Survivor II                                  39,533    11.17      441,607    0.49%     0.75%     -0.45%
   Platinum Investor VIP                                         185,513    10.87    2,016,447    0.31%     0.70%     -0.40%
   Platinum Investor VIP (with GMWB rider)                           131    10.57        1,387    0.31%     1.45%     -1.14%
   Protection Advantage Select                                    27,062    10.07      272,483    0.22%     0.70%     -0.40%
VALIC Company I Nasdaq-100 Index Fund *
   AG Income Advantage VUL                                         4,879     8.43       41,153    0.29%     0.20%     55.12%
   Corporate America (reduced surrender charge)                       --     9.09           --    0.00%     0.65%     54.42%
   Income Advantage Select                                            11    14.17          150   51.57%     0.20%     55.19%
   Platinum Investor I & II                                       69,677     5.35      372,963    0.23%     0.75%     54.27%
   Platinum Investor I & II (first reduction in expense ratio)    32,092     9.26      297,324    0.23%     0.50%     54.65%
   Platinum Investor III                                         382,915     5.27    2,019,225    0.27%     0.70%     54.35%
   Platinum Investor IV                                            4,651    11.70       54,423    0.29%     0.70%     54.35%
   Platinum Investor FlexDirector                                    653    11.94        7,789    0.26%     0.70%     54.35%
   Platinum Investor PLUS                                         14,371    15.12      217,267    0.24%     0.70%     54.35%
   Platinum Investor Survivor                                      9,489     5.53       52,447    0.27%     0.40%     54.81%
   Platinum Investor Survivor II                                  14,059    11.34      159,499    0.27%     0.75%     54.27%
   Platinum Investor VIP                                          12,576    10.83      136,201    0.31%     0.70%     54.35%
   Protection Advantage Select                                        36    10.32          369    0.44%     0.70%     54.35%
VALIC Company I Science & Technology Fund *
   AG Income Advantage VUL                                         1,903     8.37       15,928    0.17%     0.20%     65.18%
   Income Advantage Select                                            18    14.57          258    0.05%     0.20%     32.20%
   Platinum Investor I & II                                       19,507     4.38       85,385    0.10%     0.75%     64.28%
   Platinum Investor I & II (first reduction in expense ratio)     7,085     9.25       65,558    0.10%     0.50%     64.69%
   Platinum Investor III                                         176,774     4.35      769,322    0.10%     0.70%     64.36%
   Platinum Investor IV                                            4,104    11.50       47,210    0.11%     0.70%     64.36%
   Platinum Investor FlexDirector                                    756    11.07        8,364    0.11%     0.70%     64.36%
   Platinum Investor PLUS                                          4,789    13.49       64,597    0.11%     0.70%     64.36%
   Platinum Investor Survivor                                      8,910     4.52       40,276    0.10%     0.40%     64.85%
   Platinum Investor Survivor II                                   4,607    10.10       46,522    0.11%     0.75%     64.28%
   Platinum Investor VIP                                           9,882    10.58      104,551    0.13%     0.70%     64.36%
   Protection Advantage Select                                       547    10.14        5,553    0.12%     0.70%     64.36%
VALIC Company I Small Cap Index Fund *
   AG Income Advantage VUL                                         4,633     7.82       36,213    1.85%     0.20%     27.97%
   Corporate America (reduced surrender charge)                   14,606    11.22      163,830    1.94%     0.65%     27.39%
   Corporate Investor Select                                         506    13.62        6,894    2.86%     0.65%     32.71%

                                  VL-R - 106

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2009 are as follows:

                                                                                               Investment
                                                                                                 Income    Expense    Total
Divisions                                                         Units  Unit Value Net Assets Ratio (a)  Ratio (b) Return (c)
---------                                                        ------- ---------- ---------- ---------- --------- ----------
VALIC Company I Small Cap Index Fund * - Continued
   Income Advantage Select                                           331   $12.14   $    4,015    1.00%     0.20%     54.47%
   Platinum Investor I & II                                       32,093    12.94      415,244    1.67%     0.75%     27.26%
   Platinum Investor I & II (first reduction in expense ratio)    63,169     8.65      546,583    1.67%     0.50%     27.58%
   Platinum Investor III                                         196,813    12.77    2,513,514    1.69%     0.70%     27.33%
   Platinum Investor IV                                           20,515    10.06      206,339    1.63%     0.70%     27.33%
   Platinum Investor FlexDirector                                    257    10.75        2,760    0.80%     0.70%     27.33%
   Platinum Investor PLUS                                         23,889    13.51      322,676    1.53%     0.70%     27.33%
   Platinum Investor Survivor                                     10,438    13.36      139,455    1.66%     0.40%     27.71%
   Platinum Investor Survivor II                                  21,354    14.49      309,463    1.78%     0.75%     27.26%
   Platinum Investor VIP                                          71,107     8.70      618,889    1.80%     0.70%     27.33%
   Protection Advantage Select                                     2,138     8.93       19,100    1.95%     0.70%     27.33%
VALIC Company I Stock Index Fund *
   AG Income Advantage VUL                                        50,084     7.54      377,685    3.06%     0.20%     25.91%
   AG Legacy Plus                                                 34,008     8.08      274,756    1.63%     0.75%     25.22%
   Corporate America                                               4,595     8.26       37,936    2.66%     0.35%     25.72%
   Corporate America (reduced surrender charge)                   25,337    10.53      266,822    2.66%     0.65%     25.34%
   Corporate Investor Select                                         520    12.88        6,701    3.97%     0.65%     27.78%
   Income Advantage Select                                            13    12.16          161    3.88%     0.20%     19.41%
   Platinum Investor I & II                                      292,534    11.07    3,238,304    2.20%     0.75%     25.22%
   Platinum Investor I & II (first reduction in expense ratio)   454,959     8.27    3,762,618    2.20%     0.50%     25.53%
   Platinum Investor III                                         952,274     8.40    7,997,616    2.26%     0.70%     25.28%
   Platinum Investor IV                                           33,910     9.74      330,353    2.30%     0.70%     25.28%
   Platinum Investor FlexDirector                                  6,800    10.23       69,589    2.10%     0.70%     25.28%
   Platinum Investor PLUS                                         73,873    11.51      850,185    1.95%     0.70%     25.28%
   Platinum Investor Survivor                                    201,802     8.23    1,660,088    2.18%     0.40%     25.66%
   Platinum Investor Survivor II                                 112,834    10.69    1,205,705    2.50%     0.75%     25.22%
   Platinum Investor VIP                                          96,887     9.05      876,483    2.39%     0.70%     25.28%
   Protection Advantage Select                                     6,986     8.35       58,310    2.90%     0.70%     25.28%
Van Kampen LIT Capital Growth Portfolio - Class I
   AG Legacy Plus                                                  6,868     5.03       34,565    0.11%     0.75%     64.83%
Van Kampen LIT Government Portfolio - Class I
   AG Legacy Plus                                                  6,562    14.67       96,261    7.10%     0.75%      0.22%
Van Kampen LIT Growth and Income Portfolio - Class I
   AG Income Advantage VUL                                        11,325     8.07       91,377    3.73%     0.20%     24.12%
   AG Income Advantage VUL (with GMWB rider)                         555     7.94        4,403    3.73%     0.95%     23.19%
   Corporate America (reduced surrender charge)                    7,053     8.18       57,665    4.22%     0.65%     23.56%
   Income Advantage Select                                         1,647    12.11       19,935    4.53%     0.20%     24.12%
   Platinum Investor I & II                                       77,426    12.77      988,680    4.01%     0.75%     23.44%
   Platinum Investor I & II (first reduction in expense ratio)    73,706     8.85      652,462    4.01%     0.50%     23.75%
   Platinum Investor III                                         399,905    12.82    5,126,172    3.89%     0.70%     23.50%
   Platinum Investor IV                                           51,741    10.67      552,047    3.89%     0.70%     23.50%
   Platinum Investor FlexDirector                                  1,561    11.61       18,123    3.86%     0.70%     23.50%
   Platinum Investor PLUS                                         23,480    13.06      306,670    3.86%     0.70%     23.50%
   Platinum Investor Survivor                                     25,605    13.12      335,854    4.07%     0.40%     23.87%
   Platinum Investor Survivor II                                  58,615    12.77      748,473    3.84%     0.75%     23.44%
   Platinum Investor VIP                                          57,352     9.58      549,355    4.10%     0.70%     23.50%
   Platinum Investor VIP (with GMWB rider)                             3     9.32           31    4.10%     1.45%     22.58%
   Protection Advantage Select                                     8,424     8.81       74,177    3.64%     0.70%     23.50%
Vanguard VIF High Yield Bond Portfolio
   AG Income Advantage VUL                                        11,527    10.62      122,437    7.93%     0.20%     38.57%

                                  VL-R - 107

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2009 are as follows:

                                                                                               Investment
                                                                                                 Income    Expense    Total
Divisions                                                         Units  Unit Value Net Assets Ratio (a)  Ratio (b) Return (c)
---------                                                        ------- ---------- ---------- ---------- --------- ----------
Vanguard VIF High Yield Bond Portfolio - Continued
   Corporate America (reduced surrender charge)                   14,466   $12.27   $  177,518    7.46%     0.65%     37.95%
   Corporate Investor Select                                         427    15.07        6,433    0.00%     0.65%     20.41%
   Income Advantage Select                                         2,386    14.02       33,447    2.08%     0.20%     38.57%
   Platinum Investor I & II                                       14,717    15.11      222,339    7.51%     0.75%     37.81%
   Platinum Investor I & II (first reduction in expense ratio)    28,936    10.61      307,127    7.51%     0.50%     38.16%
   Platinum Investor III                                         185,920    15.26    2,837,712    8.20%     0.70%     37.88%
   Platinum Investor IV                                           32,646    11.79      384,821    7.85%     0.70%     37.88%
   Platinum Investor FlexDirector                                    567    12.65        7,167    7.72%     0.70%     37.88%
   Platinum Investor PLUS                                         27,600    14.68      405,100    7.96%     0.70%     37.88%
   Platinum Investor Survivor                                     22,208    15.60      346,440    8.05%     0.40%     38.30%
   Platinum Investor Survivor II                                  67,559    14.98    1,012,087    6.86%     0.75%     37.81%
   Platinum Investor VIP                                          40,600    11.47      465,709    8.11%     0.70%     37.88%
   Platinum Investor VIP (with GMWB rider)                            77    11.16          857    8.11%     1.45%     36.85%
   Protection Advantage Select                                     1,987    10.97       21,790    4.80%     0.70%     37.88%
Vanguard VIF REIT Index Portfolio
   AG Income Advantage VUL                                         9,840     7.13       70,130    3.69%     0.20%     28.89%
   AG Income Advantage VUL (with GMWB rider)                         219     7.01        1,533    3.69%     0.95%     27.92%
   Corporate America (reduced surrender charge)                   19,701    11.43      225,200    4.24%     0.65%     28.31%
   Income Advantage Select                                         3,431    11.37       39,000    2.97%     0.20%     28.89%
   Income Advantage Select (with GMWB rider)                         369    11.26        4,156    2.97%     0.95%     79.82%
   Platinum Investor I & II                                       38,903    21.35      830,761    4.54%     0.75%     28.18%
   Platinum Investor I & II (first reduction in expense ratio)    54,743     7.48      409,246    4.54%     0.50%     28.50%
   Platinum Investor III                                         303,582    21.42    6,501,586    4.27%     0.70%     28.24%
   Platinum Investor IV                                           62,911    10.24      644,462    4.38%     0.70%     28.24%
   Platinum Investor FlexDirector                                  3,598    11.92       42,887    5.13%     0.70%     28.24%
   Platinum Investor PLUS                                         40,781    16.11      657,014    4.28%     0.70%     28.24%
   Platinum Investor Survivor                                     12,920    22.05      284,910    4.59%     0.40%     28.63%
   Platinum Investor Survivor II                                  29,921    18.61      556,777    3.99%     0.75%     28.18%
   Platinum Investor VIP                                         119,997     8.04      965,156    4.25%     0.70%     28.24%
   Platinum Investor VIP (with GMWB rider)                           645     7.82        5,049    4.25%     1.45%     27.28%
   Protection Advantage Select                                     7,422     8.00       59,376    3.18%     0.70%     28.24%

                                  VL-R - 108

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2008 are as follows:

                                                                                                  Investment
                                                                                                    Income    Expense    Total
Divisions                                                          Units   Unit Value Net Assets  Ratio (a)  Ratio (b) Return (c)
---------                                                        --------- ---------- ----------- ---------- --------- ----------
AIG Retirement Company I International Equities Fund *
   AG Legacy Plus                                                    8,263   $ 7.06   $    58,370    3.41%     0.75%     -43.82%
   AIG Income Advantage VUL                                          1,810     5.31         9,619    9.09%     0.20%     -36.46%
   AIG Protection Advantage VUL                                      1,580     6.12         9,675    9.18%     0.70%     -41.10%
   Corporate America (reduced surrender charge)                      1,542     5.69         8,765    3.64%     0.65%     -43.76%
   Platinum Investor I & II                                         94,737     9.06       858,509    3.23%     0.75%     -43.82%
   Platinum Investor I & II (first reduction in expense ratio)       8,759     5.86        51,341    3.23%     0.50%     -35.20%
   Platinum Investor III                                            91,455     7.85       718,153    3.31%     0.70%     -43.79%
   Platinum Investor IV                                              7,394     8.58        63,451    3.60%     0.70%     -43.79%
   Platinum Investor FlexDirector                                      597     9.65         5,765    3.04%     0.70%     -43.79%
   Platinum Investor PLUS                                           12,593    10.28       129,477    3.43%     0.70%     -43.79%
   Platinum Investor Survivor                                       13,160     7.04        92,665    3.28%     0.40%     -43.62%
   Platinum Investor Survivor II                                     5,117    10.67        54,587    3.71%     0.75%     -43.82%
   Platinum Investor VIP                                            27,078     7.12       192,763    4.33%     0.70%     -43.79%
AIG Retirement Company I Mid Cap Index Fund *
   AG Legacy Plus                                                   17,056    10.47       178,515    1.35%     0.75%     -37.36%
   AIG Income Advantage VUL                                          1,584     6.03         9,549    3.47%     0.20%     -29.99%
   AIG Protection Advantage VUL                                      1,779     6.57        11,694    3.66%     0.70%     -31.85%
   Corporate America                                                 5,208    11.55        60,155    1.18%     0.35%     -37.11%
   Corporate America (reduced surrender charge)                      4,324     9.20        39,779    1.18%     0.65%     -37.30%
   Platinum Investor I & II                                        225,375    15.52     3,497,522    1.31%     0.75%     -37.36%
   Platinum Investor I & II (first reduction in expense ratio)      95,774     6.20       594,138    1.31%     0.50%     -38.59%
   Platinum Investor III                                           398,936    10.21     4,074,936    1.38%     0.70%     -37.33%
   Platinum Investor IV                                             31,029     8.16       253,122    1.45%     0.70%     -37.33%
   Platinum Investor FlexDirector                                      732     8.85         6,479    1.30%     0.70%     -37.33%
   Platinum Investor PLUS                                           44,230    10.52       465,140    1.39%     0.70%     -37.33%
   Platinum Investor Survivor                                       47,716    11.52       549,454    1.37%     0.40%     -37.14%
   Platinum Investor Survivor II                                    23,474    11.45       268,747    1.05%     0.75%     -37.36%
   Platinum Investor VIP                                            64,669     6.94       448,755    1.49%     0.70%     -37.33%
   Platinum Investor VIP (with GMWB rider)                             190     6.80         1,294    1.49%     1.45%     -37.80%
AIG Retirement Company I Money Market I Fund *
   AG Legacy Plus                                                    8,308    11.74        97,544    1.99%     0.75%       1.47%
   AIG Income Advantage Select                                       2,376    10.03        23,825    0.37%     0.20%       0.21%
   AIG Income Advantage VUL                                         20,660    10.27       212,177    3.49%     0.20%       2.03%
   AIG Income Advantage VUL (with GMWB rider)                           --    10.18            --    3.49%     0.95%       0.14%
   AIG Protection Advantage VUL                                     14,612    10.11       147,720    0.90%     0.70%       0.86%
   Corporate America (reduced surrender charge)                    240,305    11.23     2,698,450    2.09%     0.65%       1.57%
   Platinum Investor I & II                                        482,364    12.94     6,241,917    2.24%     0.75%       1.47%
   Platinum Investor I & II (first reduction in expense ratio)      88,397    10.08       890,808    2.24%     0.50%       0.69%
   Platinum Investor III                                         1,048,566    11.68    12,242,978    2.51%     0.70%       1.52%
   Platinum Investor IV                                             61,855    11.17       691,070    1.96%     0.70%       1.52%
   Platinum Investor FlexDirector                                    2,034    11.20        22,779    1.22%     0.70%       1.52%
   Platinum Investor PLUS                                           37,046    11.22       415,593    2.46%     0.70%       1.52%
   Platinum Investor Survivor                                      148,922    12.37     1,841,736    2.26%     0.40%       1.82%
   Platinum Investor Survivor II                                   183,771    11.22     2,062,078    2.09%     0.75%       1.47%
   Platinum Investor VIP                                           196,043    10.91     2,139,432    2.02%     0.70%       1.52%
   Platinum Investor VIP (with GMWB rider)                           1,901    10.70        20,338    2.02%     1.45%       0.76%
AIG Retirement Company I Nasdaq-100 Index Fund *
   AIG Income Advantage VUL                                          4,228     5.44        22,986    0.70%     0.20%     -31.58%
   AIG Protection Advantage VUL                                          1     6.69             4    0.00%     0.70%       2.65%
   Corporate America (reduced surrender charge)                        460     5.89         2,706    0.63%     0.65%     -33.54%

                                  VL-R - 109

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2008 are as follows:

                                                                                                 Investment
                                                                                                   Income    Expense    Total
Divisions                                                          Units   Unit Value Net Assets Ratio (a)  Ratio (b) Return (c)
---------                                                        --------- ---------- ---------- ---------- --------- ----------
AIG Retirement Company I Nasdaq-100 Index Fund * -
  Continued
   Platinum Investor I & II                                        154,741   $ 3.47   $  536,911    0.37%     0.75%     -42.85%
   Platinum Investor I & II (first reduction in expense ratio)      13,132     5.99       78,668    0.37%     0.50%     -36.57%
   Platinum Investor III                                           387,885     3.42    1,325,231    0.25%     0.70%     -42.82%
   Platinum Investor IV                                              4,487     7.58       34,018    0.25%     0.70%     -42.82%
   Platinum Investor FlexDirector                                      699     7.73        5,403    0.37%     0.70%     -42.82%
   Platinum Investor PLUS                                           18,467     9.80      180,889    0.26%     0.70%     -42.82%
   Platinum Investor Survivor                                       10,026     3.57       35,797    0.27%     0.40%     -42.65%
   Platinum Investor Survivor II                                    14,131     7.35      103,919    0.26%     0.75%     -42.85%
   Platinum Investor VIP                                             9,250     7.02       64,911    0.41%     0.70%     -42.82%
AIG Retirement Company I Science & Technology Fund *
   AIG Income Advantage VUL                                            184     5.07          931    0.00%     0.20%     -37.42%
   AIG Protection Advantage VUL                                        354     6.17        2,184    0.00%     0.70%     -39.37%
   Platinum Investor I & II                                         35,386     2.66       94,289    0.00%     0.75%     -46.39%
   Platinum Investor I & II (first reduction in expense ratio)       5,160     5.62       28,988    0.00%     0.50%     -37.71%
   Platinum Investor III                                           200,157     2.65      529,995    0.00%     0.70%     -46.36%
   Platinum Investor IV                                              3,947     7.00       27,628    0.00%     0.70%     -46.36%
   Platinum Investor FlexDirector                                      772     6.73        5,195    0.00%     0.70%     -46.36%
   Platinum Investor PLUS                                            4,668     8.21       38,305    0.00%     0.70%     -46.36%
   Platinum Investor Survivor                                       11,383     2.74       31,211    0.00%     0.40%     -46.20%
   Platinum Investor Survivor II                                     4,081     6.15       25,086    0.00%     0.75%     -46.39%
   Platinum Investor VIP                                             5,926     6.44       38,146    0.00%     0.70%     -46.36%
AIG Retirement Company I Small Cap Index Fund *
   AIG Income Advantage VUL                                          3,799     6.11       23,203    4.40%     0.20%     -26.64%
   AIG Protection Advantage VUL                                      1,522     7.02       10,675    4.42%     0.70%     -32.86%
   Corporate America (reduced surrender charge)                     15,706     8.80      138,285    2.21%     0.65%     -34.90%
   Platinum Investor I & II                                         50,200    10.17      510,367    1.60%     0.75%     -34.96%
   Platinum Investor I & II (first reduction in expense ratio)      41,499     6.78      281,447    1.60%     0.50%     -30.83%
   Platinum Investor III                                           203,998    10.03    2,046,116    1.65%     0.70%     -34.93%
   Platinum Investor IV                                             22,526     7.90      177,938    1.56%     0.70%     -34.93%
   Platinum Investor FlexDirector                                      941     8.44        7,946    1.37%     0.70%     -34.93%
   Platinum Investor PLUS                                           29,895    10.61      317,139    1.74%     0.70%     -34.93%
   Platinum Investor Survivor                                       10,999    10.46      115,070    1.94%     0.40%     -34.73%
   Platinum Investor Survivor II                                    19,149    11.39      218,056    1.83%     0.75%     -34.96%
   Platinum Investor VIP                                            61,269     6.84      418,815    1.91%     0.70%     -34.93%
AIG Retirement Company I Stock Index Fund *
   AG Legacy Plus                                                   67,401     6.45      434,871    2.32%     0.75%     -37.68%
   AIG Income Advantage VUL                                         23,657     5.99      141,688    6.22%     0.20%     -31.04%
   AIG Protection Advantage VUL                                      3,978     6.66       26,503    6.23%     0.70%     -26.88%
   Corporate America                                                 6,136     6.57       40,295    2.36%     0.35%     -37.43%
   Corporate America (reduced surrender charge)                     16,321     8.40      137,121    2.36%     0.65%     -37.61%
   Platinum Investor I & II                                        645,016     8.84    5,702,203    2.20%     0.75%     -37.68%
   Platinum Investor I & II (first reduction in expense ratio)     121,963     6.59      803,511    2.20%     0.50%     -34.15%
   Platinum Investor III                                         1,038,658     6.70    6,962,832    2.17%     0.70%     -37.64%
   Platinum Investor IV                                             35,593     7.78      276,781    1.61%     0.70%     -37.64%
   Platinum Investor FlexDirector                                    8,666     8.17       70,784    2.11%     0.70%     -37.64%
   Platinum Investor PLUS                                          107,242     9.19      985,163    2.40%     0.70%     -37.65%
   Platinum Investor Survivor                                      236,032     6.55    1,545,214    2.36%     0.40%     -37.46%
   Platinum Investor Survivor II                                    97,061     8.53      828,274    2.59%     0.75%     -37.68%
   Platinum Investor VIP                                            90,985     7.22      657,001    2.84%     0.70%     -37.65%

                                  VL-R - 110

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2008 are as follows:

                                                                                                Investment
                                                                                                  Income    Expense    Total
Divisions                                                          Units  Unit Value Net Assets Ratio (a)  Ratio (b) Return (c)
---------                                                         ------- ---------- ---------- ---------- --------- ----------
AIM V.I. Core Equity Fund - Series I
   Corporate America                                                3,476   $ 8.17   $   28,392    2.53%     0.35%     -30.39%
   Corporate America (reduced surrender charge)                     3,288     8.10       26,637    2.53%     0.65%     -30.59%
   Platinum Investor I & II                                       515,196     8.08    4,163,212    2.21%     0.75%     -30.66%
   Platinum Investor I & II (first reduction in expense ratio)     62,008     7.07      438,212    2.21%     0.50%     -29.33%
   Platinum Investor III                                          328,322     8.09    2,656,668    2.18%     0.70%     -30.63%
   Platinum Investor IV                                            15,026     8.09      121,583    2.32%     0.70%     -30.63%
   Platinum Investor FlexDirector                                      --     8.09            2    0.00%     0.70%     -30.63%
   Platinum Investor PLUS                                          24,284     8.09      196,495    2.36%     0.70%     -30.63%
   Platinum Investor Survivor                                      46,862     8.16      382,250    2.28%     0.40%     -30.42%
   Platinum Investor Survivor II                                   11,357     8.08       91,770    2.38%     0.75%     -30.66%
AIM V.I. Global Real Estate Fund - Series I
   AIG Income Advantage Select                                         17     9.17          159    0.00%     0.20%      10.66%
   AIG Income Advantage VUL                                         2,127     4.89       10,412   15.11%     0.20%     -38.98%
   AIG Protection Advantage VUL                                        43     5.79          251   18.33%     0.70%     -32.77%
AIM V.I. International Growth Fund - Series I
   AG Legacy Plus                                                  22,872     8.07      184,554    0.52%     0.75%     -40.83%
   AIG Income Advantage Select                                         59    10.02          591    0.00%     0.20%       4.10%
   AIG Income Advantage VUL                                         4,916     5.59       27,481    1.51%     0.20%     -35.76%
   AIG Protection Advantage VUL                                     2,650     6.39       16,945    0.97%     0.70%     -35.87%
   Corporate America                                                4,045     7.94       32,111    0.69%     0.35%     -40.59%
   Corporate America (reduced surrender charge)                    22,308    11.76      262,246    0.69%     0.65%     -40.77%
   Platinum Investor I & II                                       236,490    11.17    2,640,820    0.53%     0.75%     -40.83%
   Platinum Investor I & II (first reduction in expense ratio)     34,462     6.27      216,026    0.53%     0.50%     -37.31%
   Platinum Investor III                                          343,412     9.40    3,226,670    0.60%     0.70%     -40.80%
   Platinum Investor IV                                            38,950     9.99      388,929    0.61%     0.70%     -40.80%
   Platinum Investor FlexDirector                                   2,827    11.52       32,578    0.72%     0.70%     -40.80%
   Platinum Investor PLUS                                          18,108    13.00      235,389    0.56%     0.70%     -40.80%
   Platinum Investor Survivor                                      52,519     7.91      415,552    0.56%     0.40%     -40.62%
   Platinum Investor Survivor II                                   31,066    13.59      422,172    0.63%     0.75%     -40.83%
   Platinum Investor VIP                                           72,167     8.05      580,594    0.69%     0.70%     -40.80%
   Platinum Investor VIP (with GMWB rider)                            270     7.89        2,126    0.69%     1.45%     -41.24%
Alger American Capital Appreciation Portfolio - Class O Shares *
   AIG Income Advantage VUL                                         4,538     5.40       24,511    0.00%     0.20%     -40.20%
   AIG Protection Advantage VUL                                     2,163     6.12       13,228    0.00%     0.70%     -35.55%
   Corporate America (reduced surrender charge)                     1,516     6.03        9,137    0.00%     0.65%     -45.49%
   Platinum Investor I & II                                         1,496    12.55       18,785    0.00%     0.75%     -45.55%
   Platinum Investor III                                           76,493    12.59      963,013    0.00%     0.70%     -45.52%
   Platinum Investor IV                                            16,476     9.91      163,306    0.00%     0.70%     -45.52%
   Platinum Investor FlexDirector                                     463     9.92        4,597    0.00%     0.70%     -45.52%
   Platinum Investor PLUS                                          15,115    12.59      190,291    0.00%     0.70%     -45.52%
   Platinum Investor Survivor                                         503    12.81        6,439    0.00%     0.40%     -45.35%
   Platinum Investor Survivor II                                   18,759    12.55      235,493    0.00%     0.75%     -45.55%
   Platinum Investor VIP                                           39,376     8.17      321,713    0.00%     0.70%     -45.52%
   Platinum Investor VIP (with GMWB rider)                          1,075     8.01        8,609    0.00%     1.45%     -45.93%
Alger American MidCap Growth Portfolio - Class O Shares
   AIG Income Advantage Select                                         29     8.94          263    0.00%     0.20%       5.85%
   AIG Income Advantage VUL                                        11,424     4.09       46,771    0.06%     0.20%     -52.27%
   AIG Income Advantage VUL (with GMWB rider)                         666     4.06        2,702    0.06%     0.95%     -16.76%

                                  VL-R - 111

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2008 are as follows:

                                                                                               Investment
                                                                                                 Income    Expense    Total
Divisions                                                         Units  Unit Value Net Assets Ratio (a)  Ratio (b) Return (c)
---------                                                        ------- ---------- ---------- ---------- --------- ----------
Alger American MidCap Growth Portfolio - Class O Shares -
  Continued
   AIG Protection Advantage VUL                                    8,067   $ 4.76   $   38,423    0.00%     0.70%     -50.67%
   Corporate America (reduced surrender charge)                   17,186     7.36      126,454    0.14%     0.65%     -58.63%
   Platinum Investor I & II                                        7,067     9.79       69,206    0.17%     0.75%     -58.67%
   Platinum Investor III                                          55,805     9.82      548,042    0.18%     0.70%     -58.65%
   Platinum Investor IV                                           22,241     6.50      144,557    0.16%     0.70%     -58.65%
   Platinum Investor FlexDirector                                  3,613     6.85       24,767    0.23%     0.70%     -58.65%
   Platinum Investor PLUS                                         10,012     9.82       98,326    0.17%     0.70%     -58.65%
   Platinum Investor Survivor                                      6,618     9.99       66,105    0.18%     0.40%     -58.52%
   Platinum Investor Survivor II                                  18,261     9.79      178,828    0.18%     0.75%     -58.67%
   Platinum Investor VIP                                          28,143     5.60      157,611    0.15%     0.70%     -58.65%
   Platinum Investor VIP (with GMWB rider)                            43     5.49          234    0.15%     1.45%     -46.53%
American Century VP Value Fund - Class I
   AG Legacy Plus                                                 23,035    14.14      325,726    2.50%     0.75%     -27.32%
   AIG Income Advantage Select                                        38    10.00          380    0.00%     0.20%       3.76%
   AIG Income Advantage VUL                                        2,416     6.85       16,540    0.41%     0.20%     -26.92%
   AIG Protection Advantage VUL                                      976     7.55        7,370    0.00%     0.70%     -15.19%
   Corporate America (reduced surrender charge)                   43,889     9.06      397,686    2.65%     0.65%     -27.25%
   Platinum Investor I & II                                      172,912    12.77    2,208,750    2.52%     0.75%     -27.32%
   Platinum Investor I & II (first reduction in expense ratio)    41,100     7.57      311,318    2.52%     0.50%     -16.78%
   Platinum Investor III                                         466,616    12.72    5,937,381    2.55%     0.70%     -27.29%
   Platinum Investor IV                                           68,813     8.37      575,795    2.35%     0.70%     -27.29%
   Platinum Investor FlexDirector                                    959     9.11        8,739    1.60%     0.70%     -27.29%
   Platinum Investor PLUS                                         60,608    10.78      653,358    2.48%     0.70%     -27.29%
   Platinum Investor Survivor                                     15,579    13.14      204,774    2.87%     0.40%     -27.07%
   Platinum Investor Survivor II                                  58,185    11.25      654,712    2.08%     0.75%     -27.32%
   Platinum Investor VIP                                         114,296     7.86      898,189    2.13%     0.70%     -27.29%
   Platinum Investor VIP (with GMWB rider)                            19     7.70          149    2.13%     1.45%     -27.83%
Credit Suisse Small Cap Core I Portfolio
   AIG Income Advantage Select                                        10     9.31           90    0.00%     0.20%       9.88%
   AIG Income Advantage VUL                                          367     6.05        2,221    0.11%     0.20%     -29.18%
   AIG Income Advantage VUL (with GMWB rider)                        347     6.00        2,082    0.12%     0.95%     -11.88%
   AIG Protection Advantage VUL                                    3,803     6.87       26,107    0.00%     0.70%      -6.95%
   Platinum Investor I & II                                       25,694     5.25      134,862    0.08%     0.75%     -35.09%
   Platinum Investor III                                         125,824     5.15      648,178    0.09%     0.70%     -35.06%
   Platinum Investor IV                                           14,236     6.58       93,703    0.09%     0.70%     -35.05%
   Platinum Investor FlexDirector                                  3,604     6.52       23,485    0.14%     0.70%     -35.06%
   Platinum Investor PLUS                                         11,571     8.22       95,148    0.08%     0.70%     -35.05%
   Platinum Investor Survivor                                      4,999     5.40       27,003    0.10%     0.40%     -34.86%
   Platinum Investor Survivor II                                   2,615     7.78       20,338    0.11%     0.75%     -35.09%
   Platinum Investor VIP                                          24,565     6.04      148,463    0.09%     0.70%     -35.05%
Dreyfus IP MidCap Stock Portfolio - Initial Shares
   Platinum Investor I & II                                       68,356     8.39      573,651    1.01%     0.75%     -40.87%
   Platinum Investor I & II (first reduction in expense ratio)     4,112     5.87       24,142    1.01%     0.50%     -36.13%
   Platinum Investor III                                         206,802     8.27    1,710,440    1.02%     0.70%     -40.84%
   Platinum Investor IV                                           15,768     6.94      109,471    0.99%     0.70%     -40.84%
   Platinum Investor FlexDirector                                     --     7.52            2    1.34%     0.70%     -40.84%
   Platinum Investor PLUS                                         20,545     8.69      178,463    1.02%     0.70%     -40.84%
   Platinum Investor Survivor                                      9,909     8.64       85,567    0.98%     0.40%     -40.66%
   Platinum Investor Survivor II                                  12,223     9.50      116,077    0.98%     0.75%     -40.87%

                                  VL-R - 112

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2008 are as follows:

                                                                                                  Investment
                                                                                                    Income    Expense    Total
Divisions                                                          Units   Unit Value Net Assets  Ratio (a)  Ratio (b) Return (c)
---------                                                        --------- ---------- ----------- ---------- --------- ----------
Dreyfus VIF Developing Leaders Portfolio - Initial Shares
   Corporate America                                                 3,948   $ 6.92   $    27,324    0.85%     0.35%     -37.81%
   Corporate America (reduced surrender charge)                         --     6.43            --    0.85%     0.65%     -38.00%
   Platinum Investor I & II                                        257,700     8.23     2,120,828    0.93%     0.75%     -38.06%
   Platinum Investor I & II (first reduction in expense ratio)      29,390     6.47       190,180    0.93%     0.50%     -35.79%
   Platinum Investor III                                           425,589     6.35     2,703,867    0.94%     0.70%     -38.03%
   Platinum Investor IV                                             17,788     6.05       107,568    0.90%     0.70%     -38.03%
   Platinum Investor FlexDirector                                    1,260     6.02         7,586    0.84%     0.70%     -38.03%
   Platinum Investor PLUS                                           34,678     6.86       237,839    0.93%     0.70%     -38.03%
   Platinum Investor Survivor                                       33,991     6.90       234,522    1.00%     0.40%     -37.84%
   Platinum Investor Survivor II                                    36,943     7.44       274,775    0.71%     0.75%     -38.06%
Dreyfus VIF International Value Portfolio - Initial Shares
   AIG Income Advantage Select                                       1,036    10.25        10,622    0.00%     0.20%       9.71%
   AIG Income Advantage VUL                                          2,962     6.02        17,835    0.27%     0.20%     -34.03%
   AIG Income Advantage VUL (with GMWB rider)                          472     5.97         2,817    0.27%     0.95%      -4.75%
   AIG Protection Advantage VUL                                      1,481     6.87        10,172    0.00%     0.70%     -21.64%
Dreyfus VIF Quality Bond Portfolio - Initial Shares
   Corporate America                                                 2,263    13.96        31,590    5.13%     0.35%      -4.51%
   Corporate America (reduced surrender charge)                     14,726    10.55       155,398    5.13%     0.65%      -4.80%
   Platinum Investor I & II                                        215,922    13.71     2,960,319    5.04%     0.75%      -4.90%
   Platinum Investor I & II (first reduction in expense ratio)      12,508     9.54       119,339    5.04%     0.50%      -4.02%
   Platinum Investor III                                           272,054    13.01     3,539,694    5.22%     0.70%      -4.85%
   Platinum Investor IV                                             28,179    10.22       287,982    5.77%     0.70%      -4.85%
   Platinum Investor FlexDirector                                      228    10.50         2,400    4.89%     0.70%      -4.85%
   Platinum Investor PLUS                                           22,479    11.54       259,295    4.92%     0.70%      -4.85%
   Platinum Investor Survivor                                       12,457    13.91       173,331    4.86%     0.40%      -4.56%
   Platinum Investor Survivor II                                    10,093    11.56       116,648    6.56%     0.75%      -4.90%
Fidelity VIP Asset Manager Portfolio - Service Class 2
   AG Legacy Plus                                                   13,951     9.45       131,786    2.45%     0.75%     -29.44%
   AIG Income Advantage VUL                                            608     6.99         4,248    6.47%     0.20%     -25.80%
   AIG Protection Advantage VUL                                        260     7.23         1,880    6.66%     0.70%     -30.84%
   Platinum Investor I & II                                        111,022     8.99       998,288    2.49%     0.75%     -29.44%
   Platinum Investor I & II (first reduction in expense ratio)       9,097     7.00        63,703    2.49%     0.50%     -30.80%
   Platinum Investor III                                           255,338     8.99     2,295,700    2.59%     0.70%     -29.40%
   Platinum Investor IV                                             11,064     8.85        97,895    2.73%     0.70%     -29.40%
   Platinum Investor FlexDirector                                    1,264     9.00        11,369    2.45%     0.70%     -29.40%
   Platinum Investor PLUS                                           27,097    10.28       278,507    2.58%     0.70%     -29.40%
   Platinum Investor Survivor                                        8,228     9.25        76,128    2.29%     0.40%     -29.19%
   Platinum Investor Survivor II                                    18,015    10.02       180,428    2.45%     0.75%     -29.44%
   Platinum Investor VIP                                            19,358     8.42       163,067    3.23%     0.70%     -29.40%
Fidelity VIP Contrafund Portfolio - Service Class 2
   AG Legacy Plus                                                   34,318    10.51       360,853    0.81%     0.75%     -43.12%
   AIG Income Advantage Select                                         541     9.63         5,208    0.07%     0.20%       5.04%
   AIG Income Advantage VUL                                         21,133     5.52       116,625    2.25%     0.20%     -42.80%
   AIG Protection Advantage VUL                                      7,443     6.22        46,273    2.20%     0.70%     -36.58%
   Corporate America (reduced surrender charge)                     67,700     9.37       634,579    1.17%     0.65%     -43.06%
   Platinum Investor I & II                                        405,126     9.22     3,734,668    0.75%     0.75%     -43.12%
   Platinum Investor I & II (first reduction in expense ratio)      95,939     6.09       584,362    0.75%     0.50%     -39.57%
   Platinum Investor III                                         1,289,957     9.12    11,759,787    0.78%     0.70%     -43.09%
   Platinum Investor IV                                            128,493     8.41     1,079,996    0.88%     0.70%     -43.09%

                                  VL-R - 113

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2008 are as follows:

                                                                                               Investment
                                                                                                 Income    Expense    Total
Divisions                                                         Units  Unit Value Net Assets Ratio (a)  Ratio (b) Return (c)
---------                                                        ------- ---------- ---------- ---------- --------- ----------
Fidelity VIP Contrafund Portfolio - Service Class 2 - Continued
   Platinum Investor FlexDirector                                  5,879   $ 9.31   $   54,705    0.64%     0.70%     -43.09%
   Platinum Investor PLUS                                        104,878    10.91    1,144,141    0.81%     0.70%     -43.09%
   Platinum Investor Survivor                                    108,914     9.49    1,033,134    0.84%     0.40%     -42.92%
   Platinum Investor Survivor II                                 140,974    11.48    1,618,117    0.90%     0.75%     -43.12%
   Platinum Investor VIP                                         234,203     7.10    1,662,978    1.10%     0.70%     -43.09%
   Platinum Investor VIP (with GMWB rider)                           432     6.96        3,004    1.10%     1.45%     -43.52%
Fidelity VIP Equity-Income Portfolio - Service Class 2
   AG Legacy Plus                                                 40,538     7.84      317,973    2.19%     0.75%     -43.24%
   AIG Income Advantage Select                                        58     9.61          555    2.19%     0.20%       4.46%
   AIG Income Advantage VUL                                        9,518     5.35       50,953    6.71%     0.20%     -38.19%
   AIG Protection Advantage VUL                                    3,719     6.03       22,434    6.76%     0.70%     -39.56%
   Corporate America (reduced surrender charge)                   52,301     7.72      403,892    2.58%     0.65%     -43.18%
   Platinum Investor I & II                                      218,708     7.93    1,734,224    2.31%     0.75%     -43.24%
   Platinum Investor I & II (first reduction in expense ratio)    48,900     6.03      294,950    2.31%     0.50%     -35.24%
   Platinum Investor III                                         785,541     7.96    6,249,987    2.34%     0.70%     -43.21%
   Platinum Investor IV                                           54,475     7.12      387,969    2.56%     0.70%     -43.21%
   Platinum Investor FlexDirector                                  9,767     7.57       73,983    5.29%     0.70%     -43.21%
   Platinum Investor PLUS                                         81,168     8.57      695,373    2.48%     0.70%     -43.21%
   Platinum Investor Survivor                                     82,212     8.16      670,798    2.35%     0.40%     -43.04%
   Platinum Investor Survivor II                                 118,561     8.67    1,028,428    2.73%     0.75%     -43.24%
   Platinum Investor VIP                                         102,686     6.55      672,913    3.08%     0.70%     -43.21%
   Platinum Investor VIP (with GMWB rider)                           185     6.42        1,185    3.08%     1.45%     -43.64%
Fidelity VIP Freedom 2020 Portfolio - Service Class 2
   AIG Income Advantage VUL                                        1,535     6.49        9,960    6.54%     0.20%     -29.21%
   AIG Protection Advantage VUL                                      758     7.03        5,329    6.77%     0.70%     -30.94%
   Platinum Investor I & II                                           --     7.68           --    0.00%     0.75%     -33.30%
   Platinum Investor III                                           3,169     7.69       24,376    2.93%     0.70%     -33.27%
   Platinum Investor IV                                              284     7.69        2,181    2.76%     0.70%     -33.27%
   Platinum Investor FlexDirector                                    624     7.69        4,801    5.85%     0.70%     -33.27%
   Platinum Investor PLUS                                              7     7.69           55    6.19%     0.70%     -30.73%
   Platinum Investor VIP                                           2,753     7.87       21,671    3.42%     0.70%     -33.27%
Fidelity VIP Freedom 2025 Portfolio - Service Class 2
   AIG Income Advantage VUL                                        2,368     6.33       14,991    6.80%     0.20%     -31.10%
   AIG Protection Advantage VUL                                      236     6.89        1,628    6.19%     0.70%      -4.25%
   Corporate America (reduced surrender charge)                   51,126     6.64      339,463    6.24%     0.65%     -24.61%
   Platinum Investor III                                           5,066     7.54       38,172    2.67%     0.70%     -34.82%
   Platinum Investor IV                                              112     7.54          848    2.30%     0.70%     -34.82%
   Platinum Investor PLUS                                              7     7.54           55    6.27%     0.70%     -32.19%
   Platinum Investor VIP                                           6,838     7.73       52,852    2.91%     0.70%     -34.82%
   Platinum Investor VIP (with GMWB rider)                            51     7.58          383    2.91%     1.45%     -27.41%
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
   AIG Income Advantage VUL                                        1,349     5.92        7,986    5.73%     0.20%     -35.25%
   AIG Protection Advantage VUL                                      901     6.54        5,895    5.67%     0.70%     -35.46%
   Platinum Investor III                                           5,206     7.15       37,247    2.17%     0.70%     -38.60%
   Platinum Investor IV                                              466     7.15        3,330    4.02%     0.70%     -38.60%
   Platinum Investor PLUS                                            111     7.15          797    2.61%     0.70%     -38.60%
   Platinum Investor Survivor II                                  10,220     7.14       73,016    2.19%     0.75%     -38.63%
   Platinum Investor VIP                                          23,931     7.37      176,290    2.97%     0.70%     -38.60%
   Platinum Investor VIP (with GMWB rider)                           192     7.22        1,386    2.97%     1.45%     -39.06%

                                  VL-R - 114

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2008 are as follows:

                                                                                                 Investment
                                                                                                   Income    Expense    Total
Divisions                                                          Units   Unit Value Net Assets Ratio (a)  Ratio (b) Return (c)
---------                                                        --------- ---------- ---------- ---------- --------- ----------
Fidelity VIP Growth Portfolio - Service Class 2
   AG Legacy Plus                                                   20,013   $ 5.91   $  118,321    0.58%     0.75%     -47.70%
   AIG Income Advantage Select                                         820     8.83        7,247    1.75%     0.20%       0.60%
   AIG Income Advantage VUL                                          6,084     5.03       30,618    1.77%     0.20%     -41.75%
   AIG Protection Advantage VUL                                      2,787     5.73       15,970    1.83%     0.70%     -42.37%
   Corporate America (reduced surrender charge)                     36,580     7.83      286,331    0.66%     0.65%     -47.65%
   Platinum Investor I & II                                        180,342     4.95      892,084    0.62%     0.75%     -47.70%
   Platinum Investor I & II (first reduction in expense ratio)      13,222     5.66       74,882    0.62%     0.50%     -42.39%
   Platinum Investor III                                         1,109,743     4.91    5,450,656    0.62%     0.70%     -47.68%
   Platinum Investor IV                                             39,300     7.40      290,729    0.62%     0.70%     -47.68%
   Platinum Investor FlexDirector                                    6,834     7.11       48,605    0.44%     0.70%     -47.68%
   Platinum Investor PLUS                                          100,968     7.90      798,102    0.59%     0.70%     -47.68%
   Platinum Investor Survivor                                       65,987     5.09      335,882    0.61%     0.40%     -47.52%
   Platinum Investor Survivor II                                   140,365     7.01      984,555    0.72%     0.75%     -47.70%
   Platinum Investor VIP                                            46,542     6.81      316,817    0.93%     0.70%     -47.68%
   Platinum Investor VIP (with GMWB rider)                              --     6.67           --    0.93%     1.45%     -48.07%
Fidelity VIP Mid Cap Portfolio - Service Class 2
   AIG Income Advantage Select                                         757     9.78        7,408    0.31%     0.20%       7.11%
   AIG Income Advantage VUL                                          8,302     5.76       47,798    0.30%     0.20%     -39.73%
   AIG Protection Advantage VUL                                      1,477     6.35        9,372    0.31%     0.70%     -34.33%
   Corporate America (reduced surrender charge)                     51,258    10.36      531,016    0.26%     0.65%     -40.00%
   Platinum Investor I & II                                          7,691    15.53      119,436    0.24%     0.75%     -40.06%
   Platinum Investor III                                           168,736    15.57    2,627,684    0.25%     0.70%     -40.03%
   Platinum Investor IV                                             76,703     8.84      678,399    0.26%     0.70%     -40.03%
   Platinum Investor FlexDirector                                      660    10.41        6,868    0.29%     0.70%     -40.03%
   Platinum Investor PLUS                                           17,851    15.57      277,995    0.26%     0.70%     -40.03%
   Platinum Investor Survivor                                        7,304    15.84      115,687    0.24%     0.40%     -39.85%
   Platinum Investor Survivor II                                    27,150    15.53      421,603    0.26%     0.75%     -40.06%
   Platinum Investor VIP                                           157,643     7.23    1,140,302    0.27%     0.70%     -40.03%
   Platinum Investor VIP (with GMWB rider)                              --     7.09           --    0.27%     1.45%     -40.48%
Franklin Templeton Franklin Small Cap Value Securities Fund -
  Class 2
   AIG Income Advantage Select                                          42     9.79          414    0.00%     0.20%       9.09%
   AIG Income Advantage VUL                                          4,630     6.23       28,835    0.54%     0.20%     -33.15%
   AIG Protection Advantage VUL                                      2,135     6.76       14,438    0.00%     0.70%     -36.13%
   Corporate America (reduced surrender charge)                     29,058     9.15      265,878    1.52%     0.65%     -33.45%
   Platinum Investor I & II                                         12,124    13.16      159,555    1.31%     0.75%     -33.52%
   Platinum Investor I & II (first reduction in expense ratio)       1,749     6.45       11,281    1.31%     0.50%      -5.47%
   Platinum Investor III                                           287,214    13.20    3,790,452    1.12%     0.70%     -33.48%
   Platinum Investor IV                                             56,789     8.01      454,596    1.34%     0.70%     -33.48%
   Platinum Investor FlexDirector                                    2,223     9.43       20,969    1.23%     0.70%     -33.48%
   Platinum Investor PLUS                                           23,647    13.20      312,075    1.23%     0.70%     -33.48%
   Platinum Investor Survivor                                       31,440    13.42      422,045    1.12%     0.40%     -33.28%
   Platinum Investor Survivor II                                    43,729    13.16      575,472    1.40%     0.75%     -33.52%
   Platinum Investor VIP                                           105,874     6.92      732,746    1.27%     0.70%     -33.48%
   Platinum Investor VIP (with GMWB rider)                              46     6.78          315    1.27%     1.45%     -33.98%
Franklin Templeton Franklin Small-Mid Cap Growth Securities
  Fund - Class 2
   AG Legacy Plus                                                   12,546     4.96       62,198    0.00%     0.75%     -42.93%
Franklin Templeton Franklin U.S. Government Fund - Class 2
   Corporate America (reduced surrender charge)                     11,064    11.07      122,448    6.56%     0.65%       6.89%
   Platinum Investor I & II                                         39,419    13.50      532,195    4.00%     0.75%       6.79%
   Platinum Investor I & II (first reduction in expense ratio)       1,113    10.51       11,702    4.00%     0.50%       0.06%

                                  VL-R - 115

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2008 are as follows:

                                                                                               Investment
                                                                                                 Income    Expense    Total
Divisions                                                         Units  Unit Value Net Assets Ratio (a)  Ratio (b) Return (c)
---------                                                        ------- ---------- ---------- ---------- --------- ----------
Franklin Templeton Franklin U.S. Government Fund - Class 2 -
  Continued
   Platinum Investor III                                         144,004   $13.55   $1,950,992    4.68%     0.70%       6.84%
   Platinum Investor IV                                           71,220    11.81      840,928    5.35%     0.70%       6.84%
   Platinum Investor FlexDirector                                  2,241    12.06       27,031    5.15%     0.70%       6.84%
   Platinum Investor PLUS                                         40,992    13.11      537,213    4.81%     0.70%       6.84%
   Platinum Investor Survivor                                      3,412    13.84       47,213    5.16%     0.40%       7.16%
   Platinum Investor Survivor II                                  30,845    13.50      416,428    5.28%     0.75%       6.79%
   Platinum Investor VIP                                          77,722    11.67      906,767    5.97%     0.70%       6.84%
Franklin Templeton Mutual Shares Securities Fund - Class 2
   AIG Income Advantage VUL                                        2,683     6.05       16,239    2.22%     0.20%     -31.75%
   AIG Protection Advantage VUL                                   10,591     6.62       70,138    3.94%     0.70%     -34.34%
   Corporate America (reduced surrender charge)                    2,994     6.17       18,478    4.22%     0.65%     -31.11%
   Platinum Investor I & II                                      136,039    10.05    1,367,696    2.73%     0.75%     -37.58%
   Platinum Investor I & II (first reduction in expense ratio)     7,860     6.62       52,041    2.73%     0.50%     -28.50%
   Platinum Investor III                                         361,844    10.09    3,650,596    3.08%     0.70%     -37.55%
   Platinum Investor IV                                           48,195     8.25      397,824    3.10%     0.70%     -37.55%
   Platinum Investor FlexDirector                                  7,764     8.89       68,988    3.37%     0.70%     -37.55%
   Platinum Investor PLUS                                         38,761     9.92      384,517    3.19%     0.70%     -37.55%
   Platinum Investor Survivor                                     30,412    10.30      313,333    3.26%     0.40%     -37.36%
   Platinum Investor Survivor II                                  22,386    10.05      225,063    3.38%     0.75%     -37.58%
   Platinum Investor VIP                                          70,271     7.28      511,532    3.36%     0.70%     -37.55%
   Platinum Investor VIP (with GMWB rider)                           942     7.13        6,723    3.36%     1.45%     -38.02%
Franklin Templeton Templeton Foreign Securities Fund - Class 2
   AG Legacy Plus                                                 12,881     8.87      114,219    2.46%     0.75%     -40.82%
   Corporate America (reduced surrender charge)                    4,080     6.39       26,071    8.36%     0.65%     -40.76%
   Platinum Investor I & II                                       70,906    11.10      786,812    2.51%     0.75%     -40.82%
   Platinum Investor I & II (first reduction in expense ratio)     7,244     6.27       45,442    2.51%     0.50%     -28.96%
   Platinum Investor III                                         206,469    11.14    2,299,130    2.42%     0.70%     -40.79%
   Platinum Investor IV                                           32,514     8.89      289,023    2.48%     0.70%     -40.79%
   Platinum Investor FlexDirector                                  8,778     9.94       87,290    1.98%     0.70%     -40.79%
   Platinum Investor PLUS                                         29,693    10.77      319,692    2.44%     0.70%     -40.79%
   Platinum Investor Survivor                                      8,676    11.37       98,656    2.54%     0.40%     -40.62%
   Platinum Investor Survivor II                                  87,800    11.10      974,287    2.55%     0.75%     -40.82%
   Platinum Investor VIP                                          42,972     7.86      337,865    2.54%     0.70%     -40.79%
   Platinum Investor VIP (with GMWB rider)                            --     7.71            1    2.54%     1.45%     -41.24%
Goldman Sachs VIT Capital Growth Fund - Institutional Shares
   Platinum Investor I & II                                        4,376     6.44       28,177    0.14%     0.75%     -42.19%
   Platinum Investor III                                           7,521     6.46       48,621    0.12%     0.70%     -42.16%
   Platinum Investor PLUS                                            107     7.90          843    0.14%     0.70%     -42.16%
   Platinum Investor Survivor                                    543,153     6.62    3,597,529    0.13%     0.40%     -41.99%
   Platinum Investor Survivor II                                  41,469     6.84      283,687    0.14%     0.75%     -42.19%
Janus Aspen Forty Portfolio - Service Shares
   AIG Income Advantage Select                                        72     9.20          659    0.00%     0.20%       4.83%
   AIG Income Advantage VUL                                        9,503     5.45       51,834    0.00%     0.20%     -40.04%
   AIG Income Advantage VUL (with GMWB rider)                        563     5.41        3,042    0.00%     0.95%     -14.18%
   AIG Protection Advantage VUL                                    8,346     5.83       48,698    0.00%     0.70%     -47.32%
Janus Aspen International Growth Portfolio - Service Shares
   AIG Income Advantage VUL                                       23,508     4.53      106,380    0.72%     0.20%     -47.50%
   AIG Protection Advantage VUL                                    6,375     4.92       31,381    0.00%     0.70%     -51.88%
   Corporate America (reduced surrender charge)                   21,932    13.46      295,192    3.68%     0.65%     -52.54%
   Platinum Investor I & II                                      128,069     9.06    1,160,258    3.25%     0.75%     -52.59%

                                  VL-R - 116

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2008 are as follows:

                                                                                               Investment
                                                                                                 Income    Expense    Total
Divisions                                                         Units  Unit Value Net Assets Ratio (a)  Ratio (b) Return (c)
---------                                                        ------- ---------- ---------- ---------- --------- ----------
Janus Aspen International Growth Portfolio - Service Shares -
  Continued
   Platinum Investor I & II (first reduction in expense ratio)    34,360   $ 4.83   $  165,813    3.25%     0.50%     -51.74%
   Platinum Investor III                                         429,840     9.02    3,875,411    2.76%     0.70%     -52.56%
   Platinum Investor IV                                           35,305    11.33      400,135    2.87%     0.70%     -52.56%
   Platinum Investor FlexDirector                                 10,147    12.51      126,927    3.23%     0.70%     -52.56%
   Platinum Investor PLUS                                         32,174    14.45      464,858    1.97%     0.70%     -52.56%
   Platinum Investor Survivor                                     60,006     9.32      559,399    2.88%     0.40%     -52.42%
   Platinum Investor Survivor II                                  59,549    14.24      848,143    3.08%     0.75%     -52.59%
   Platinum Investor VIP                                          96,877     7.84      759,925    3.27%     0.70%     -52.56%
   Platinum Investor VIP (with GMWB rider)                         1,841     7.69       14,152    3.27%     1.45%     -52.92%
Janus Aspen Mid Cap Growth Portfolio - Service Shares
   AIG Income Advantage Select                                        25     9.19          232    0.19%     0.20%       5.55%
   AIG Income Advantage VUL                                        4,366     5.52       24,122    0.19%     0.20%     -38.02%
   AIG Protection Advantage VUL                                    6,031     5.94       35,841    0.19%     0.70%     -45.09%
   Corporate America (reduced surrender charge)                   12,573     9.76      122,680    0.12%     0.65%     -44.22%
   Platinum Investor I & II                                      107,724     4.47      481,574    0.09%     0.75%     -44.28%
   Platinum Investor I & II (first reduction in expense ratio)     2,175     5.58       12,129    0.09%     0.50%     -39.10%
   Platinum Investor III                                         401,134     4.37    1,753,054    0.07%     0.70%     -44.25%
   Platinum Investor IV                                            7,685     8.48       65,170    0.07%     0.70%     -44.25%
   Platinum Investor FlexDirector                                     64     9.60          617    0.13%     0.70%     -44.25%
   Platinum Investor PLUS                                         13,385    11.42      152,853    0.07%     0.70%     -44.25%
   Platinum Investor Survivor                                      4,677     4.60       21,515    0.06%     0.40%     -44.08%
   Platinum Investor Survivor II                                  19,365    10.17      197,010    0.10%     0.75%     -44.28%
   Platinum Investor VIP                                          16,140     7.17      115,758    0.10%     0.70%     -44.25%
Janus Aspen Worldwide Growth Portfolio - Service Shares
   Corporate America (reduced surrender charge)                   10,575     8.07       85,349    1.47%     0.65%     -45.17%
   Platinum Investor I & II                                      132,762     4.74      628,905    1.03%     0.75%     -45.22%
   Platinum Investor I & II (first reduction in expense ratio)     6,907     5.91       40,852    1.03%     0.50%     -40.94%
   Platinum Investor III                                         356,867     4.71    1,679,469    1.03%     0.70%     -45.19%
   Platinum Investor IV                                            9,511     7.35       69,880    1.07%     0.70%     -45.19%
   Platinum Investor PLUS                                         16,406     7.52      123,298    1.05%     0.70%     -45.19%
   Platinum Investor Survivor                                     11,785     4.87       57,445    0.95%     0.40%     -45.03%
   Platinum Investor Survivor II                                   8,663     7.18       62,226    0.46%     0.75%     -45.22%
JPMorgan Insurance Trust Government Bond Portfolio - Class I
   AIG Income Advantage Select                                        37    10.79          404    0.00%     0.20%       1.87%
   AIG Income Advantage VUL                                          737    11.18        8,245    0.00%     0.20%       7.25%
   AIG Protection Advantage VUL                                    1,808    10.79       19,499    0.00%     0.70%       7.06%
JPMorgan International Equity Portfolio
   AIG Income Advantage Select                                        38    10.00          383    0.00%     0.20%       4.61%
   AIG Income Advantage VUL                                          867     5.65        4,894    0.00%     0.20%     -39.87%
   AIG Income Advantage VUL (with GMWB rider)                        578     5.60        3,232    0.00%     0.95%      -8.83%
   AIG Protection Advantage VUL                                    2,561     6.24       15,973    0.00%     0.70%     -40.58%
JPMorgan Mid Cap Value Portfolio
   Platinum Investor I & II                                        5,215    12.59       65,672    1.14%     0.75%     -33.71%
   Platinum Investor III                                         113,000    12.63    1,426,970    1.14%     0.70%     -33.67%
   Platinum Investor IV                                           13,187     8.37      110,361    1.14%     0.70%     -33.67%
   Platinum Investor PLUS                                          4,663    12.63       58,888    1.23%     0.70%     -33.67%
   Platinum Investor Survivor                                        440    12.84        5,653    1.42%     0.40%     -33.47%
   Platinum Investor Survivor II                                   2,525    12.59       31,794    1.15%     0.75%     -33.71%
JPMorgan Small Company Portfolio
   Platinum Investor I & II                                       45,422     8.45      383,805    0.19%     0.75%     -32.49%

                                  VL-R - 117

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2008 are as follows:

                                                                                               Investment
                                                                                                 Income    Expense    Total
Divisions                                                         Units  Unit Value Net Assets Ratio (a)  Ratio (b) Return (c)
---------                                                        ------- ---------- ---------- ---------- --------- ----------
JPMorgan Small Company Portfolio - Continued
   Platinum Investor I & II (first reduction in expense ratio)     2,583   $ 6.82   $   17,609    0.19%     0.50%     -29.96%
   Platinum Investor III                                         114,191     8.33      951,426    0.19%     0.70%     -32.46%
   Platinum Investor IV                                           17,990     7.57      136,192    0.19%     0.70%     -32.46%
   Platinum Investor FlexDirector                                    437     8.99        3,932    0.20%     0.70%     -32.46%
   Platinum Investor PLUS                                         10,402    10.37      107,910    0.20%     0.70%     -32.46%
   Platinum Investor Survivor                                      1,919     8.69       16,689    0.13%     0.40%     -32.26%
   Platinum Investor Survivor II                                   7,761    10.86       84,273    0.17%     0.75%     -32.49%
   Platinum Investor VIP                                          63,744     6.58      419,176    0.21%     0.70%     -32.46%
MFS VIT Core Equity Series - Initial Class
   Corporate America (reduced surrender charge)                    2,474     8.42       20,843    0.88%     0.65%     -39.55%
   Platinum Investor I & II                                       59,403     5.07      301,067    0.80%     0.75%     -39.61%
   Platinum Investor I & II (first reduction in expense ratio)     4,151     6.35       26,370    0.80%     0.50%     -35.47%
   Platinum Investor III                                         348,095     5.13    1,784,014    0.82%     0.70%     -39.58%
   Platinum Investor IV                                            6,863     7.80       53,531    0.83%     0.70%     -39.58%
   Platinum Investor FlexDirector                                     --     8.05           --    1.80%     0.70%     -39.58%
   Platinum Investor PLUS                                         42,956     8.63      370,819    0.81%     0.70%     -39.58%
   Platinum Investor Survivor                                     20,987     5.22      109,454    0.82%     0.40%     -39.40%
   Platinum Investor Survivor II                                   4,968     7.85       38,990    0.84%     0.75%     -39.61%
MFS VIT Growth Series - Initial Class *
   AG Legacy Plus                                                  6,706     9.30       62,354    0.24%     0.75%     -37.89%
   Corporate America (reduced surrender charge)                    3,511     9.90       34,772    0.32%     0.65%     -37.82%
   Platinum Investor I & II                                      441,761     9.05    3,999,017    0.24%     0.75%     -37.89%
   Platinum Investor I & II (first reduction in expense ratio)    39,809     6.33      252,017    0.24%     0.50%     -36.79%
   Platinum Investor III                                         593,599     4.80    2,850,895    0.23%     0.70%     -37.85%
   Platinum Investor IV                                            7,247     8.92       64,672    0.24%     0.70%     -37.85%
   Platinum Investor FlexDirector                                 12,043     9.14      110,102    0.02%     0.70%     -37.85%
   Platinum Investor PLUS                                         39,006    10.11      394,477    0.24%     0.70%     -37.85%
   Platinum Investor Survivor                                     82,598     4.35      358,966    0.25%     0.40%     -37.67%
   Platinum Investor Survivor II                                   4,112     8.68       35,699    0.24%     0.75%     -37.89%
MFS VIT New Discovery Series - Initial Class
   AG Legacy Plus                                                 18,962     5.63      106,733    0.00%     0.75%     -39.78%
   AIG Income Advantage Select                                        24     9.70          232    0.00%     0.20%       5.92%
   AIG Income Advantage VUL                                        1,511     5.63        8,513    0.00%     0.20%     -38.14%
   AIG Protection Advantage VUL                                    4,534     6.49       29,413    0.00%     0.70%      -3.32%
   Corporate America (reduced surrender charge)                    3,103     8.28       25,686    0.00%     0.65%     -39.72%
   Platinum Investor I & II                                       36,032     6.03      217,254    0.00%     0.75%     -39.78%
   Platinum Investor I & II (first reduction in expense ratio)     6,162     6.16       37,960    0.00%     0.50%     -37.78%
   Platinum Investor III                                         286,090     5.92    1,693,093    0.00%     0.70%     -39.75%
   Platinum Investor IV                                            9,746     7.42       72,338    0.00%     0.70%     -39.75%
   Platinum Investor FlexDirector                                    380     7.17        2,726    0.00%     0.70%     -39.75%
   Platinum Investor PLUS                                         19,612     8.04      157,680    0.00%     0.70%     -39.75%
   Platinum Investor Survivor                                      7,507     6.20       46,577    0.00%     0.40%     -39.57%
   Platinum Investor Survivor II                                  16,434     7.73      127,069    0.00%     0.75%     -39.78%
   Platinum Investor VIP                                          12,626     6.46       81,571    0.00%     0.70%     -39.75%
   Platinum Investor VIP (with GMWB rider)                           232     6.33        1,470    0.00%     1.45%     -40.21%
MFS VIT Research Series - Initial Class
   AIG Income Advantage Select                                        39     9.74          385    0.00%     0.20%       5.04%
   AIG Income Advantage VUL                                        1,191     6.21        7,403    0.01%     0.20%     -28.91%
   AIG Protection Advantage VUL                                      853     6.78        5,779    0.00%     0.70%     -29.99%
   Corporate America (reduced surrender charge)                    1,336     9.45       12,621    0.60%     0.65%     -36.50%

                                  VL-R - 118

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2008 are as follows:

                                                                                               Investment
                                                                                                 Income    Expense    Total
Divisions                                                         Units  Unit Value Net Assets Ratio (a)  Ratio (b) Return (c)
---------                                                        ------- ---------- ---------- ---------- --------- ----------
MFS VIT Research Series - Initial Class - Continued
   Platinum Investor I & II                                       54,517   $ 6.27   $  341,731    0.44%     0.75%     -36.56%
   Platinum Investor III                                         297,288     6.26    1,860,022    0.42%     0.70%     -36.53%
   Platinum Investor IV                                            4,316     8.35       36,052    0.60%     0.70%     -36.53%
   Platinum Investor FlexDirector                                      9     9.02           80    1.21%     0.70%     -36.53%
   Platinum Investor PLUS                                         11,218     9.89      110,928    0.57%     0.70%     -36.53%
   Platinum Investor Survivor                                     20,460     6.45      131,968    0.42%     0.40%     -36.34%
   Platinum Investor Survivor II                                  11,691     9.19      107,487    0.55%     0.75%     -36.56%
   Platinum Investor VIP                                          10,152     7.69       78,024    0.48%     0.70%     -36.53%
   Platinum Investor VIP (with GMWB rider)                            --     7.53           --    0.48%     1.45%     -37.01%
MFS VIT Total Return Series - Initial Class
   AG Legacy Plus                                                 88,007     5.64      496,645    3.26%     0.75%     -22.71%
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I
   AIG Income Advantage Select                                         9     9.34           87    0.00%     0.20%       5.62%
   AIG Income Advantage VUL                                        4,645     5.36       24,904    0.00%     0.20%     -37.73%
   AIG Protection Advantage VUL                                    2,757     6.26       17,260    0.00%     0.70%     -34.75%
   Corporate America (reduced surrender charge)                    6,282    10.01       62,886    0.00%     0.65%     -43.74%
   Platinum Investor I & II                                       73,767     5.62      414,288    0.00%     0.75%     -43.79%
   Platinum Investor I & II (first reduction in expense ratio)     7,210     6.08       43,867    0.00%     0.50%     -39.16%
   Platinum Investor III                                         412,127     5.53    2,280,401    0.00%     0.70%     -43.76%
   Platinum Investor IV                                           15,249     8.80      134,268    0.00%     0.70%     -43.76%
   Platinum Investor FlexDirector                                  1,269     9.73       12,351    0.00%     0.70%     -43.76%
   Platinum Investor PLUS                                         38,149    10.32      393,579    0.00%     0.70%     -43.76%
   Platinum Investor Survivor                                     31,239     5.78      180,535    0.00%     0.40%     -43.60%
   Platinum Investor Survivor II                                  33,165     9.45      313,389    0.00%     0.75%     -43.79%
   Platinum Investor VIP                                          24,888     7.29      181,365    0.00%     0.70%     -43.76%
   Platinum Investor VIP (with GMWB rider)                            38     7.14          271    0.00%     1.45%     -34.83%
Neuberger Berman AMT Partners Portfolio - Class I
   AG Legacy Plus                                                  7,647     7.59       58,023    0.64%     0.75%     -52.75%
Neuberger Berman AMT Socially Responsive Portfolio - Class I
   AIG Income Advantage VUL                                           25     5.98          150   11.38%     0.20%     -38.42%
   AIG Protection Advantage VUL                                        3     6.27           16    0.00%     0.70%      18.02%
   Corporate America (reduced surrender charge)                      901     6.03        5,439    4.34%     0.65%     -33.74%
Oppenheimer Balanced Fund/VA - Non-Service Shares
   AIG Income Advantage VUL                                          521     5.47        2,851    0.00%     0.20%     -42.71%
   AIG Protection Advantage VUL                                    1,800     5.87       10,559    0.00%     0.70%     -42.56%
   Platinum Investor I & II                                       14,263     8.53      121,677    2.66%     0.75%     -43.89%
   Platinum Investor III                                          48,640     8.55      416,113    3.09%     0.70%     -43.87%
   Platinum Investor IV                                           38,803     6.54      253,635    2.94%     0.70%     -43.87%
   Platinum Investor FlexDirector                                  2,425     6.97       16,909    2.72%     0.70%     -43.87%
   Platinum Investor PLUS                                          6,749     8.55       57,736    2.66%     0.70%     -43.87%
   Platinum Investor Survivor                                        559     8.70        4,860    2.73%     0.40%     -43.70%
   Platinum Investor Survivor II                                   6,165     8.53       52,591    2.90%     0.75%     -43.89%
   Platinum Investor VIP                                          31,486     6.29      198,007    2.89%     0.70%     -43.87%
   Platinum Investor VIP (with GMWB rider)                            85     6.16          525    2.89%     1.45%     -44.29%
Oppenheimer Global Securities Fund/VA - Non-Service Shares
   AIG Income Advantage Select                                        68     9.86          672    0.00%     0.20%       5.19%
   AIG Income Advantage VUL                                        4,483     5.65       25,327    0.17%     0.20%     -40.31%
   AIG Protection Advantage VUL                                    2,553     6.46       16,479    0.00%     0.70%     -32.05%
   Corporate America (reduced surrender charge)                   19,437     9.75      189,531    1.44%     0.65%     -40.58%

                                  VL-R - 119

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2008 are as follows:

                                                                                               Investment
                                                                                                 Income    Expense    Total
Divisions                                                         Units  Unit Value Net Assets Ratio (a)  Ratio (b) Return (c)
---------                                                        ------- ---------- ---------- ---------- --------- ----------
Oppenheimer Global Securities Fund/VA - Non-Service Shares -
  Continued
   Platinum Investor I & II                                       58,275   $13.96   $  813,643    1.68%     0.75%     -40.64%
   Platinum Investor III                                         111,558    14.00    1,562,012    1.62%     0.70%     -40.61%
   Platinum Investor IV                                           33,592     8.50      285,590    1.59%     0.70%     -40.61%
   Platinum Investor FlexDirector                                    358     9.30        3,326    1.65%     0.70%     -40.61%
   Platinum Investor PLUS                                         15,189    14.00      212,674    1.57%     0.70%     -40.61%
   Platinum Investor Survivor                                      7,501    14.24      106,826    1.56%     0.40%     -40.43%
   Platinum Investor Survivor II                                  11,447    13.96      159,821    1.47%     0.75%     -40.64%
   Platinum Investor VIP                                          71,742     6.99      501,661    1.42%     0.70%     -40.61%
   Platinum Investor VIP (with GMWB rider)                           186     6.85        1,272    1.42%     1.45%     -41.05%
Oppenheimer High Income Fund/VA - Non-Service Shares
   AG Legacy Plus                                                  5,871     2.90       17,008    9.84%     0.75%     -78.83%
PIMCO VIT CommodityRealReturn Strategy Portfolio -
  Administrative Class
   AIG Income Advantage Select                                        54     8.15          440    4.02%     0.20%       5.70%
   AIG Income Advantage VUL                                        1,857     5.85       10,872    7.62%     0.20%     -47.80%
   AIG Income Advantage VUL (with GMWB rider)                        197     5.80        1,142    7.62%     0.95%     -22.48%
   AIG Protection Advantage VUL                                    2,027     4.79        9,717    4.81%     0.70%     -52.06%
   Corporate America (reduced surrender charge)                    8,706     6.63       57,717   18.32%     0.65%     -44.16%
   Platinum Investor I & II                                        1,826     6.52       11,911    7.52%     0.75%     -44.21%
   Platinum Investor III                                         122,226     6.53      798,196    5.73%     0.70%     -44.18%
   Platinum Investor IV                                            6,033     6.53       39,399   13.12%     0.70%     -44.18%
   Platinum Investor FlexDirector                                  4,730     6.53       30,891    4.02%     0.70%     -53.92%
   Platinum Investor PLUS                                          1,271     6.53        8,301   28.18%     0.70%     -44.18%
   Platinum Investor Survivor II                                  15,145     6.52       98,771    6.50%     0.75%     -44.21%
   Platinum Investor VIP                                          18,554     6.94      128,703    6.80%     0.70%     -44.18%
   Platinum Investor VIP (with GMWB rider)                            --     6.80           --    6.80%     1.45%     -44.60%
PIMCO VIT Global Bond Portfolio (Unhedged) - Administrative
  Class
   AIG Income Advantage Select                                        14    10.61          148    0.12%     0.20%       0.80%
   AIG Income Advantage VUL                                        4,128    10.05       41,490    2.68%     0.20%      -3.29%
   AIG Protection Advantage VUL                                      438     9.52        4,172    3.06%     0.70%      -4.67%
PIMCO VIT Real Return Portfolio - Administrative Class
   AG Legacy Plus                                                 30,817    14.37      442,854    3.68%     0.75%      -7.73%
   AIG Income Advantage Select                                       942     9.89        9,323    0.76%     0.20%       0.80%
   AIG Income Advantage VUL                                        1,280     9.55       12,232    2.80%     0.20%     -10.47%
   AIG Protection Advantage VUL                                      862     9.02        7,777    1.53%     0.70%     -10.31%
   Corporate America (reduced surrender charge)                   71,074    10.62      755,054    3.88%     0.65%      -7.64%
   Platinum Investor I & II                                       75,535    15.65    1,182,395    3.94%     0.75%      -7.73%
   Platinum Investor I & II (first reduction in expense ratio)    24,339     8.91      216,907    3.94%     0.50%     -10.49%
   Platinum Investor III                                         414,874    15.75    6,534,287    3.69%     0.70%      -7.68%
   Platinum Investor IV                                           83,495    10.18      849,577    3.95%     0.70%      -7.68%
   Platinum Investor FlexDirector                                  1,420    10.67       15,153    3.72%     0.70%      -7.68%
   Platinum Investor PLUS                                         42,067    13.30      559,366    3.79%     0.70%      -7.68%
   Platinum Investor Survivor                                     44,908    16.11      723,341    3.73%     0.40%      -7.40%
   Platinum Investor Survivor II                                  49,166    13.45      661,146    3.91%     0.75%      -7.73%
   Platinum Investor VIP                                         102,904    10.15    1,044,079    4.21%     0.70%      -7.68%
PIMCO VIT Short-Term Portfolio - Administrative Class
   AIG Income Advantage Select                                       721     9.89        7,129    0.86%     0.20%      -1.02%
   AIG Income Advantage VUL                                        2,565    10.00       25,662    2.76%     0.20%      -0.51%
   AIG Income Advantage VUL (with GMWB rider)                        296     9.92        2,932    2.76%     0.95%      -1.01%

                                  VL-R - 120

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2008 are as follows:

                                                                                                Investment
                                                                                                  Income    Expense    Total
Divisions                                                         Units  Unit Value Net Assets  Ratio (a)  Ratio (b) Return (c)
---------                                                        ------- ---------- ----------- ---------- --------- ----------
PIMCO VIT Short-Term Portfolio - Administrative Class -
  Continued
   AIG Protection Advantage VUL                                    1,159   $ 9.88   $    11,452    0.87%     0.70%      -1.41%
   Corporate America (reduced surrender charge)                    7,352    10.88        80,009    5.21%     0.65%      -0.96%
   Platinum Investor I & II                                       59,060    12.01       709,204    3.78%     0.75%      -1.06%
   Platinum Investor I & II (first reduction in expense ratio)     6,830     9.84        67,203    3.78%     0.50%      -1.39%
   Platinum Investor III                                         201,801    12.05     2,431,125    3.67%     0.70%      -1.01%
   Platinum Investor IV                                           30,573    10.81       330,501    3.76%     0.70%      -1.01%
   Platinum Investor FlexDirector                                  4,865    10.87        52,901    4.52%     0.70%      -1.01%
   Platinum Investor PLUS                                         32,897    11.21       368,873    3.70%     0.70%      -1.01%
   Platinum Investor Survivor                                     37,968    12.36       469,137    3.71%     0.40%      -0.71%
   Platinum Investor Survivor II                                  28,363    11.29       320,292    3.58%     0.75%      -1.06%
   Platinum Investor VIP                                          28,511    10.60       302,190    3.84%     0.70%      -1.01%
   Platinum Investor VIP (with GMWB rider)                            --    10.39            --    3.84%     1.45%      -1.75%
PIMCO VIT Total Return Portfolio - Administrative Class
   AG Legacy Plus                                                 29,607    14.62       432,865    4.39%     0.75%       4.01%
   AIG Income Advantage Select                                       713    10.48         7,471    1.06%     0.20%       3.01%
   AIG Income Advantage VUL                                        5,713    10.69        61,042    3.34%     0.20%       4.59%
   AIG Income Advantage VUL (with GMWB rider)                        325    10.59         3,443    3.34%     0.95%       5.59%
   AIG Protection Advantage VUL                                    8,908    10.28        91,539    2.67%     0.70%       1.02%
   Corporate America (reduced surrender charge)                   70,748    11.91       842,610    5.02%     0.65%       4.12%
   Platinum Investor I & II                                      198,957    15.32     3,048,337    4.66%     0.75%       4.01%
   Platinum Investor I & II (first reduction in expense ratio)    18,033    10.11       182,379    4.66%     0.50%       3.54%
   Platinum Investor III                                         837,578    15.44    12,928,030    4.70%     0.70%       4.06%
   Platinum Investor IV                                           90,394    11.72     1,059,822    4.38%     0.70%       4.06%
   Platinum Investor FlexDirector                                 14,438    12.07       174,291    4.64%     0.70%       4.06%
   Platinum Investor PLUS                                         79,589    13.45     1,070,815    4.42%     0.70%       4.06%
   Platinum Investor Survivor                                     84,981    15.77     1,339,779    4.36%     0.40%       4.38%
   Platinum Investor Survivor II                                  88,767    13.55     1,203,001    4.39%     0.75%       4.01%
   Platinum Investor VIP                                         119,697    11.56     1,384,129    4.79%     0.70%       4.06%
   Platinum Investor VIP (with GMWB rider)                           372    11.33         4,212    4.79%     1.45%       3.29%
Pioneer Fund VCT Portfolio - Class I
   Platinum Investor I & II                                      160,907     8.48     1,363,695    1.92%     0.75%     -34.76%
   Platinum Investor I & II (first reduction in expense ratio)    32,516     6.75       219,544    1.92%     0.50%     -30.93%
   Platinum Investor III                                          43,465     8.49       369,120    1.90%     0.70%     -34.73%
   Platinum Investor PLUS                                          1,334     8.49        11,327    1.92%     0.70%     -34.73%
   Platinum Investor Survivor                                      7,589     8.60        65,237    1.78%     0.40%     -34.53%
   Platinum Investor Survivor II                                     566     8.48         4,794    1.94%     0.75%     -34.76%
Pioneer Growth Opportunities VCT Portfolio - Class I
   Corporate America                                               3,098     7.09        21,950    0.00%     0.35%     -35.72%
   Platinum Investor I & II                                      154,234     6.97     1,075,171    0.00%     0.75%     -35.97%
   Platinum Investor I & II (first reduction in expense ratio)    56,892     6.88       391,379    0.00%     0.50%     -32.22%
   Platinum Investor III                                         118,066     6.99       824,718    0.00%     0.70%     -35.94%
   Platinum Investor PLUS                                          6,743     6.99        47,099    0.00%     0.70%     -35.94%
   Platinum Investor Survivor                                      5,715     7.07        40,409    0.00%     0.40%     -35.75%
   Platinum Investor Survivor II                                   1,013     6.97         7,065    0.00%     0.75%     -35.97%
Pioneer Mid Cap Value VCT Portfolio - Class I
   AIG Income Advantage Select                                        31    10.03           307    0.00%     0.20%       4.92%
   AIG Income Advantage VUL                                        1,546     6.23         9,637    0.13%     0.20%     -29.64%
   AIG Protection Advantage VUL                                      800     6.84         5,477    0.00%     0.70%      -0.23%
   Platinum Investor I & II                                        1,275     7.32         9,339    1.21%     0.75%     -34.07%
   Platinum Investor III                                           6,424     7.33        47,105    1.19%     0.70%     -34.04%

                                  VL-R - 121

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2008 are as follows:

                                                                                               Investment
                                                                                                 Income    Expense    Total
Divisions                                                         Units  Unit Value Net Assets Ratio (a)  Ratio (b) Return (c)
---------                                                        ------- ---------- ---------- ---------- --------- ----------
Pioneer Mid Cap Value VCT Portfolio - Class I - Continued
   Platinum Investor IV                                              219   $ 7.33   $    1,609    1.47%     0.70%     -34.04%
   Platinum Investor FlexDirector                                  6,813     7.33       49,964    0.32%     0.70%     -34.04%
   Platinum Investor PLUS                                          2,080     7.33       15,256    1.04%     0.70%     -34.04%
   Platinum Investor Survivor II                                   1,904     7.32       13,941    1.01%     0.75%     -34.07%
   Platinum Investor VIP                                          22,022     7.49      164,913    1.26%     0.70%     -34.04%
   Platinum Investor VIP (with GMWB rider)                         1,091     7.34        8,006    1.26%     1.45%     -34.53%
Putnam VT Diversified Income Fund - Class IB
   AG Legacy Plus                                                 11,095    10.50      116,540    6.47%     0.75%     -31.33%
   AIG Income Advantage VUL                                        2,149     6.90       14,835    0.00%     0.20%     -31.15%
   AIG Protection Advantage VUL                                      855     7.11        6,082    0.00%     0.70%     -27.80%
   Corporate America                                             190,296    10.90    2,074,523    5.96%     0.35%     -31.06%
   Corporate America (reduced surrender charge)                   16,796     7.98      134,019    5.96%     0.65%     -31.26%
   Platinum Investor I & II                                       43,488    10.15      441,211    7.46%     0.75%     -31.33%
   Platinum Investor I & II (first reduction in expense ratio)    27,502     6.97      191,808    7.46%     0.50%     -29.10%
   Platinum Investor III                                          95,178    10.89    1,036,582    6.77%     0.70%     -31.30%
   Platinum Investor IV                                           12,538     7.58       95,049    6.49%     0.70%     -31.30%
   Platinum Investor FlexDirector                                     --     8.15           --   15.47%     0.70%     -31.30%
   Platinum Investor PLUS                                          9,172    10.09       92,578    6.76%     0.70%     -31.30%
   Platinum Investor Survivor                                      1,303    10.87       14,157    6.99%     0.40%     -31.09%
   Platinum Investor Survivor II                                   4,003    10.35       41,434    6.73%     0.75%     -31.33%
   Platinum Investor VIP                                          29,587     7.45      220,326    6.75%     0.70%     -31.30%
Putnam VT Growth and Income Fund - Class IB
   Corporate America                                             231,757     7.79    1,806,512    1.98%     0.35%     -38.91%
   Corporate America (reduced surrender charge)                   18,458     7.37      136,017    1.98%     0.65%     -39.09%
   Platinum Investor I & II                                      244,892     7.95    1,946,308    2.24%     0.75%     -39.16%
   Platinum Investor I & II (first reduction in expense ratio)    42,802     6.68      285,737    2.24%     0.50%     -31.35%
   Platinum Investor III                                         522,684     7.19    3,759,309    2.14%     0.70%     -39.12%
   Platinum Investor IV                                           36,572     6.79      248,405    2.10%     0.70%     -39.12%
   Platinum Investor FlexDirector                                  6,282     7.21       45,285    2.93%     0.70%     -39.12%
   Platinum Investor PLUS                                         36,595     8.05      294,575    2.16%     0.70%     -39.12%
   Platinum Investor Survivor                                     21,792     7.77      169,331    2.11%     0.40%     -38.94%
   Platinum Investor Survivor II                                  11,398     7.88       89,831    2.17%     0.75%     -39.16%
Putnam VT International Growth and Income Fund - Class IB
   Corporate America (reduced surrender charge)                   11,219     9.40      105,461    2.12%     0.65%     -46.37%
   Platinum Investor I & II                                      142,550    10.48    1,493,474    1.91%     0.75%     -46.42%
   Platinum Investor I & II (first reduction in expense ratio)    66,677     5.56      370,819    1.91%     0.50%     -41.39%
   Platinum Investor III                                         194,354     9.29    1,806,135    1.98%     0.70%     -46.40%
   Platinum Investor IV                                           25,928     8.14      211,113    1.95%     0.70%     -46.40%
   Platinum Investor FlexDirector                                    305     9.22        2,813    2.53%     0.70%     -46.40%
   Platinum Investor PLUS                                         15,544    10.92      169,760    1.93%     0.70%     -46.40%
   Platinum Investor Survivor                                     17,764     9.14      162,329    2.06%     0.40%     -46.24%
   Platinum Investor Survivor II                                  19,825    11.84      234,803    1.97%     0.75%     -46.42%
   Platinum Investor VIP                                          72,179     6.82      491,926    1.65%     0.70%     -46.40%
   Platinum Investor VIP (with GMWB rider)                           157     6.68        1,048    1.65%     1.45%     -46.80%
Putnam VT Small Cap Value Fund - Class IB
   AG Legacy Plus                                                 14,068    12.77      179,692    1.56%     0.75%     -39.81%
   AIG Income Advantage VUL                                        3,808     5.52       21,020    0.00%     0.20%     -25.70%
   AIG Protection Advantage VUL                                       --     6.36            2    0.00%     0.70%       5.14%
Putnam VT Vista Fund - Class IB
   AG Legacy Plus                                                 27,268     3.61       98,428    0.00%     0.75%     -45.95%

                                  VL-R - 122

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2008 are as follows:

                                                                                               Investment
                                                                                                 Income    Expense    Total
Divisions                                                         Units  Unit Value Net Assets Ratio (a)  Ratio (b) Return (c)
---------                                                        ------- ---------- ---------- ---------- --------- ----------
Putnam VT Voyager Fund - Class IB
   AG Legacy Plus                                                 52,236   $ 4.14   $  216,020    0.00%     0.75%     -37.50%
SunAmerica Aggressive Growth Portfolio - Class 1
   AIG Income Advantage VUL                                          629     4.29        2,698    0.45%     0.20%     -46.29%
   AIG Protection Advantage VUL                                      227     5.10        1,160    0.00%     0.70%       0.31%
   Platinum Investor I & II                                       46,402     6.52      302,593    0.24%     0.75%     -52.99%
   Platinum Investor I & II (first reduction in expense ratio)       279     5.06        1,413    0.24%     0.50%       4.78%
   Platinum Investor III                                          53,491     6.54      349,992    0.70%     0.70%     -52.97%
   Platinum Investor IV                                            7,999     5.55       44,414    0.69%     0.70%     -52.97%
   Platinum Investor FlexDirector                                     82     6.32          518    1.20%     0.70%     -52.97%
   Platinum Investor PLUS                                          8,978     6.95       62,386    0.68%     0.70%     -52.97%
   Platinum Investor Survivor                                        441     6.68        2,945    0.61%     0.40%     -52.83%
   Platinum Investor Survivor II                                   1,870     6.52       12,197    0.24%     0.75%     -52.99%
   Platinum Investor VIP                                          13,634     4.96       67,638    0.94%     0.70%     -52.97%
SunAmerica Balanced Portfolio - Class 1
   AIG Income Advantage VUL                                          423     7.20        3,047    0.06%     0.20%     -20.87%
   AIG Protection Advantage VUL                                       90     7.67          690    8.70%     0.70%     -20.26%
   Platinum Investor I & II                                        3,107     9.18       28,516    6.26%     0.75%     -26.45%
   Platinum Investor III                                          74,953     9.21      690,258    3.61%     0.70%     -26.41%
   Platinum Investor IV                                            6,131     8.58       52,604    3.73%     0.70%     -26.41%
   Platinum Investor FlexDirector                                     34     8.86          305    7.30%     0.70%     -26.41%
   Platinum Investor PLUS                                         20,410     9.50      193,890    3.63%     0.70%     -26.41%
   Platinum Investor Survivor                                        349     9.40        3,281    3.44%     0.40%     -26.19%
   Platinum Investor Survivor II                                   4,680     9.18       42,959    3.81%     0.75%     -26.45%
   Platinum Investor VIP                                          10,011     8.35       83,570    4.15%     0.70%     -26.41%
UIF Capital Growth Portfolio - Class I Shares
   Platinum Investor I & II                                      174,448     7.43    1,296,848    0.21%     0.75%     -49.57%
   Platinum Investor I & II (first reduction in expense ratio)    28,727     5.26      151,022    0.21%     0.50%     -47.43%
   Platinum Investor III                                          89,262     5.00      446,358    0.22%     0.70%     -49.54%
   Platinum Investor IV                                            2,992     7.50       22,429    0.20%     0.70%     -49.54%
   Platinum Investor PLUS                                          5,437     7.96       43,298    0.21%     0.70%     -49.54%
   Platinum Investor Survivor                                     22,841     4.83      110,245    0.22%     0.40%     -49.39%
   Platinum Investor Survivor II                                     401     7.02        2,816    0.21%     0.75%     -49.57%
UIF High Yield Portfolio - Class I Shares
   Platinum Investor I & II                                       58,845     9.52      560,189    9.31%     0.75%     -23.43%
   Platinum Investor I & II (first reduction in expense ratio)     7,946     7.67       60,930    9.31%     0.50%     -22.34%
   Platinum Investor III                                          22,033     9.89      217,944   10.18%     0.70%     -23.39%
   Platinum Investor IV                                            2,464     8.52       21,006    8.97%     0.70%     -23.39%
   Platinum Investor FlexDirector                                  1,002     9.24        9,260   12.04%     0.70%     -23.40%
   Platinum Investor PLUS                                          3,008    11.05       33,231    9.68%     0.70%     -23.40%
   Platinum Investor Survivor                                        656     9.39        6,158    8.03%     0.40%     -23.16%
   Platinum Investor Survivor II                                  47,036    10.76      506,106    9.31%     0.75%     -23.43%
Van Kampen LIT Capital Growth Portfolio - Class I *
   AG Legacy Plus                                                  7,852     3.05       23,975    0.56%     0.75%     -49.37%
Van Kampen LIT Government Portfolio - Class I
   AG Legacy Plus                                                  9,345    14.64      136,774    4.01%     0.75%       1.05%
Van Kampen LIT Growth and Income Portfolio - Class I
   AIG Income Advantage Select                                        64     9.75          629    0.00%     0.20%       4.79%
   AIG Income Advantage VUL                                        9,334     6.50       60,679    0.87%     0.20%     -29.66%
   AIG Income Advantage VUL (with GMWB rider)                        634     6.44        4,083    0.87%     0.95%      -7.97%
   AIG Protection Advantage VUL                                    5,369     7.13       38,280    0.00%     0.70%     -28.96%

                                  VL-R - 123

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2008 are as follows:

                                                                                               Investment
                                                                                                 Income    Expense    Total
Divisions                                                         Units  Unit Value Net Assets Ratio (a)  Ratio (b) Return (c)
---------                                                        ------- ---------- ---------- ---------- --------- ----------
Van Kampen LIT Growth and Income Portfolio - Class I -
  Continued
   Corporate America (reduced surrender charge)                    6,807   $ 6.62   $   45,046    2.84%     0.65%     -25.66%
   Platinum Investor I & II                                      128,366    10.34    1,327,926    2.12%     0.75%     -32.54%
   Platinum Investor I & II (first reduction in expense ratio)    36,760     7.15      262,965    2.12%     0.50%     -28.20%
   Platinum Investor III                                         422,264    10.38    4,382,851    2.16%     0.70%     -32.51%
   Platinum Investor IV                                           48,708     8.64      420,795    2.07%     0.70%     -32.51%
   Platinum Investor FlexDirector                                  1,608     9.40       15,118    1.85%     0.70%     -32.51%
   Platinum Investor PLUS                                         24,326    10.58      257,255    2.17%     0.70%     -32.51%
   Platinum Investor Survivor                                     31,993    10.59      338,779    1.92%     0.40%     -32.31%
   Platinum Investor Survivor II                                  59,550    10.34      616,037    2.09%     0.75%     -32.54%
   Platinum Investor VIP                                          47,105     7.76      365,351    2.00%     0.70%     -32.51%
   Platinum Investor VIP (with GMWB rider)                            19     7.60          141    2.00%     1.45%     -33.02%
Vanguard VIF High Yield Bond Portfolio
   AIG Income Advantage Select                                        23    10.12          229    0.00%     0.20%       4.41%
   AIG Income Advantage VUL                                       11,126     7.67       85,287    0.31%     0.20%     -22.11%
   AIG Protection Advantage VUL                                      824     7.95        6,550    0.00%     0.70%     -23.01%
   Corporate America (reduced surrender charge)                   12,128     8.90      107,884    7.34%     0.65%     -22.46%
   Platinum Investor I & II                                       42,041    10.96      460,870    8.76%     0.75%     -22.53%
   Platinum Investor I & II (first reduction in expense ratio)     8,791     7.68       67,536    8.76%     0.50%     -20.09%
   Platinum Investor III                                         188,901    11.07    2,091,066    8.81%     0.70%     -22.50%
   Platinum Investor IV                                           33,172     8.55      283,592    8.26%     0.70%     -22.50%
   Platinum Investor FlexDirector                                    604     9.17        5,539    7.05%     0.70%     -22.50%
   Platinum Investor PLUS                                         29,213    10.64      310,965    8.60%     0.70%     -22.50%
   Platinum Investor Survivor                                     25,922    11.28      292,405    8.66%     0.40%     -22.26%
   Platinum Investor Survivor II                                  49,601    10.87      539,188    8.36%     0.75%     -22.53%
   Platinum Investor VIP                                          29,779     8.32      247,736    8.11%     0.70%     -22.50%
   Platinum Investor VIP (with GMWB rider)                            --     8.15           --    8.11%     1.45%     -23.08%
Vanguard VIF REIT Index Portfolio
   AIG Income Advantage Select                                        35     8.82          309    0.00%     0.20%       5.66%
   AIG Income Advantage VUL                                        5,534     5.53       30,604    0.72%     0.20%     -37.37%
   AIG Income Advantage VUL (with GMWB rider)                        259     5.48        1,422    0.72%     0.95%     -19.55%
   AIG Protection Advantage VUL                                    4,513     6.24       28,153    0.00%     0.70%     -43.14%
   Corporate America (reduced surrender charge)                   18,274     8.91      162,804    3.72%     0.65%     -37.65%
   Platinum Investor I & II                                       65,999    16.66    1,099,571    3.81%     0.75%     -37.72%
   Platinum Investor I & II (first reduction in expense ratio)    26,526     5.82      154,321    3.81%     0.50%     -36.13%
   Platinum Investor III                                         309,487    16.70    5,168,369    3.86%     0.70%     -37.69%
   Platinum Investor IV                                           61,634     7.99      492,333    3.86%     0.70%     -37.69%
   Platinum Investor FlexDirector                                  4,769     9.29       44,320    4.67%     0.70%     -37.69%
   Platinum Investor PLUS                                         41,286    12.56      518,662    3.86%     0.70%     -37.69%
   Platinum Investor Survivor                                     17,327    17.14      297,046    3.89%     0.40%     -37.50%
   Platinum Investor Survivor II                                  26,470    14.52      384,274    3.97%     0.75%     -37.72%
   Platinum Investor VIP                                         104,619     6.27      656,151    3.58%     0.70%     -37.69%
   Platinum Investor VIP (with GMWB rider)                           545     6.15        3,348    3.58%     1.45%     -38.15%

                                  VL-R - 124

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2007 are as follows:

                                                                                          Investment
                                                                                            Income    Expense    Total
Divisions                                                    Units  Unit Value Net Assets Ratio (a)  Ratio (b) Return (c)
-------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Series I
   Corporate America                                          3,656   $11.73   $   42,890    1.15%     0.35%      7.74%
   Corporate America (reduced surrender charge)               2,287    11.67       26,695    1.15%     0.65%      7.41%
   Platinum Investor I & II                                 626,359    11.65    7,299,983    1.07%     0.75%      7.30%
   Platinum Investor III                                    366,734    11.66    4,277,732    1.15%     0.70%      7.36%
   Platinum Investor IV                                      15,117    11.66      176,331    1.26%     0.70%      7.36%
   Platinum Investor FlexDirector                               466    11.66        5,432    1.22%     0.70%      7.36%
   Platinum Investor PLUS                                    24,139    11.66      281,568    1.17%     0.70%      7.36%
   Platinum Investor Survivor                                48,728    11.72      571,245    1.00%     0.40%      7.68%
   Platinum Investor Survivor II                             10,975    11.65      127,910    1.22%     0.75%      7.30%
AIM V.I. International Growth Fund - Series I
   AG Legacy Plus                                            26,288    13.64      358,464    0.44%     0.75%     13.86%
   Corporate America                                          4,160    13.36       55,577    0.54%     0.35%     14.32%
   Corporate America (reduced surrender charge)              15,493    19.85      307,481    0.54%     0.65%     13.97%
   Platinum Investor I & II                                 298,009    18.87    5,623,750    0.43%     0.75%     13.86%
   Platinum Investor III                                    374,470    15.87    5,943,046    0.45%     0.70%     13.92%
   Platinum Investor IV                                      34,559    16.87      582,866    0.45%     0.70%     13.92%
   Platinum Investor FlexDirector                             1,882    19.46       36,620    0.53%     0.70%     13.92%
   Platinum Investor PLUS                                    18,541    21.96      407,091    0.44%     0.70%     13.92%
   Platinum Investor Survivor                                62,517    13.32      833,018    0.44%     0.40%     14.26%
   Platinum Investor Survivor II                             27,321    22.97      627,427    0.67%     0.75%     13.86%
   Platinum Investor VIP                                     50,133    13.59      681,251    0.59%     0.70%     13.92%
   Platinum Investor VIP (with GMWB rider)                      269    13.42        3,603    0.59%     1.45%     13.06%
Alger American Leveraged AllCap Portfolio - Class O Shares
   Corporate America (reduced surrender charge)               1,252    11.06       13,847    0.00%     0.65%      1.27%
   Platinum Investor I & II                                  22,276    23.05      513,557    0.00%     0.75%     32.53%
   Platinum Investor III                                     95,473    23.11    2,206,193    0.00%     0.70%     32.60%
   Platinum Investor IV                                      16,264    18.19      295,874    0.00%     0.70%     32.60%
   Platinum Investor FlexDirector                               202    18.21        3,686    0.00%     0.70%     32.60%
   Platinum Investor PLUS                                    15,916    23.11      367,783    0.00%     0.70%     32.60%
   Platinum Investor Survivor                                   234    23.43        5,485    0.00%     0.40%     33.00%
   Platinum Investor Survivor II                             15,700    23.05      361,954    0.00%     0.75%     32.53%
   Platinum Investor VIP                                     25,325    15.00      379,784    0.00%     0.70%     32.60%
   Platinum Investor VIP (with GMWB rider)                      745    14.81       11,027    0.00%     1.45%     31.60%
Alger American MidCap Growth Portfolio - Class O Shares
   Corporate America (reduced surrender charge)              12,245    17.78      217,772    0.00%     0.65%     30.70%
   Platinum Investor I & II                                   7,854    23.69      186,080    0.00%     0.75%     30.57%
   Platinum Investor III                                     58,019    23.75    1,377,837    0.00%     0.70%     30.64%
   Platinum Investor IV                                      21,234    15.72      333,741    0.00%     0.70%     30.64%
   Platinum Investor FlexDirector                             6,305    16.58      104,519    0.00%     0.70%     30.64%
   Platinum Investor PLUS                                     9,983    23.75      237,083    0.00%     0.70%     30.64%
   Platinum Investor Survivor                                 5,119    24.08      123,289    0.00%     0.40%     31.03%
   Platinum Investor Survivor II                             12,138    23.69      287,587    0.00%     0.75%     30.57%
   Platinum Investor VIP                                      9,669    13.54      130,937    0.00%     0.70%     30.64%
American Century VP Value Fund - Class I
   AG Legacy Plus                                            23,902    19.46      465,042    1.67%     0.75%     -5.85%
   AIG Income Advantage VUL                                      69     9.37          646    0.00%     0.20%     -2.11%
   Corporate America                                              -    18.09            -    1.38%     0.35%     -5.47%
   Corporate America (reduced surrender charge)              34,448    12.46      429,066    1.38%     0.65%     -5.76%
   Platinum Investor I & II                                 212,959    17.58    3,743,054    1.67%     0.75%     -5.85%
   Platinum Investor III                                    523,115    17.50    9,154,287    1.62%     0.70%     -5.80%

                                  VL-R - 125

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2007 are as follows:

                                                                                         Investment
                                                                                           Income    Expense    Total
Divisions                                                   Units  Unit Value Net Assets Ratio (a)  Ratio (b) Return (c)
------------------------------------------------------------------------------------------------------------------------
American Century VP Value Fund - Class I - Continued
   Platinum Investor IV                                     60,681   $11.51   $  698,295    1.51%     0.70%      -5.80%
   Platinum Investor FlexDirector                              417    12.53        5,231    2.22%     0.70%      -5.80%
   Platinum Investor PLUS                                   60,595    14.83      898,356    1.61%     0.70%      -5.80%
   Platinum Investor Survivor                               20,068    18.02      361,676    1.72%     0.40%      -5.52%
   Platinum Investor Survivor II                            67,844    15.48    1,050,422    1.64%     0.75%      -5.85%
   Platinum Investor VIP                                    66,094    10.81      714,310    0.78%     0.70%      -5.80%
   Platinum Investor VIP (with GMWB rider)                      33    10.67          352    0.78%     1.45%      -6.51%
Credit Suisse Small Cap Core I Portfolio
   Platinum Investor I & II                                 32,534     8.09      263,072    0.00%     0.75%      -1.58%
   Platinum Investor III                                   137,087     7.93    1,087,385    0.00%     0.70%      -1.53%
   Platinum Investor IV                                     14,208    10.13      143,990    0.00%     0.70%      -1.53%
   Platinum Investor FlexDirector                            6,485    10.03       65,068    0.00%     0.70%      -1.53%
   Platinum Investor PLUS                                   12,531    12.66      158,663    0.00%     0.70%      -1.53%
   Platinum Investor Survivor                                3,335     8.29       27,651    0.00%     0.40%      -1.23%
   Platinum Investor Survivor II                             1,760    11.98       21,090    0.00%     0.75%      -1.58%
   Platinum Investor VIP                                    20,755     9.31      193,142    0.00%     0.70%      -1.53%
Dreyfus IP MidCap Stock Portfolio - Initial Shares
   Platinum Investor I & II                                 76,425    14.19    1,084,582    0.44%     0.75%       0.73%
   Platinum Investor III                                   227,315    13.98    3,177,762    0.43%     0.70%       0.79%
   Platinum Investor IV                                     14,464    11.73      169,726    0.41%     0.70%       0.79%
   Platinum Investor FlexDirector                                1    12.70            9    0.31%     0.70%       0.79%
   Platinum Investor PLUS                                   21,478    14.68      315,341    0.44%     0.70%       0.79%
   Platinum Investor Survivor                               11,856    14.55      172,528    0.43%     0.40%       1.09%
   Platinum Investor Survivor II                            11,969    16.06      192,201    0.43%     0.75%       0.73%
Dreyfus VIF Developing Leaders Portfolio - Initial Shares
   Corporate America                                         4,146    11.13       46,140    0.87%     0.35%     -11.37%
   Corporate America (reduced surrender charge)                804    10.38        8,341    0.87%     0.65%     -11.64%
   Platinum Investor I & II                                291,159    13.29    3,868,547    0.78%     0.75%     -11.73%
   Platinum Investor III                                   451,643    10.25    4,630,192    0.76%     0.70%     -11.68%
   Platinum Investor IV                                     15,484     9.76      151,091    0.77%     0.70%     -11.68%
   Platinum Investor FlexDirector                              950     9.72        9,237    0.77%     0.70%     -11.68%
   Platinum Investor PLUS                                   37,049    11.07      410,024    0.77%     0.70%     -11.68%
   Platinum Investor Survivor                               41,983    11.10      466,008    0.80%     0.40%     -11.42%
   Platinum Investor Survivor II                            49,543    12.01      594,916    0.72%     0.75%     -11.73%
Dreyfus VIF Quality Bond Portfolio - Initial Shares
   Corporate America                                         2,350    14.62       34,345    5.76%     0.35%       3.18%
   Corporate America (reduced surrender charge)             10,717    11.08      118,798    5.76%     0.65%       2.87%
   Platinum Investor I & II                                263,659    14.42    3,800,876    4.77%     0.75%       2.76%
   Platinum Investor III                                   290,839    13.67    3,976,907    4.77%     0.70%       2.82%
   Platinum Investor IV                                     18,098    10.74      194,383    5.00%     0.70%       2.82%
   Platinum Investor FlexDirector                              204    11.04        2,248    4.78%     0.70%       2.82%
   Platinum Investor PLUS                                   24,653    12.12      298,864    4.98%     0.70%       2.82%
   Platinum Investor Survivor                               16,386    14.58      238,896    4.77%     0.40%       3.13%
   Platinum Investor Survivor II                             7,911    12.15       96,140    5.33%     0.75%       2.76%
Fidelity VIP Asset Manager Portfolio - Service Class 2
   AG Legacy Plus                                           15,627    13.39      209,211    5.68%     0.75%      14.31%
   Platinum Investor I & II                                128,402    12.74    1,636,238    5.69%     0.75%      14.31%
   Platinum Investor III                                   259,698    12.74    3,307,337    5.70%     0.70%      14.37%
   Platinum Investor IV                                     10,332    12.53      129,491    5.67%     0.70%      14.37%

                                  VL-R - 126

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2007 are as follows:

                                                                                           Investment
                                                                                             Income    Expense    Total
Divisions                                                   Units   Unit Value Net Assets  Ratio (a)  Ratio (b) Return (c)
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio - Service Class 2 -
  Continued
   Platinum Investor FlexDirector                             1,407   $12.75   $    17,937    5.69%     0.70%     14.37%
   Platinum Investor PLUS                                    27,735    14.56       403,783    5.69%     0.70%     14.37%
   Platinum Investor Survivor                                10,370    13.07       135,498    5.69%     0.40%     14.71%
   Platinum Investor Survivor II                             20,659    14.19       293,226    5.66%     0.75%     14.31%
   Platinum Investor VIP                                     13,514    11.93       161,245    6.65%     0.70%     14.37%
Fidelity VIP Contrafund Portfolio - Service Class 2
   AG Legacy Plus                                            36,128    18.49       667,856    0.71%     0.75%     16.42%
   AIG Income Advantage VUL                                      52     9.65           502    1.37%     0.20%     -0.42%
   Corporate America                                              -    16.68             -    0.94%     0.35%     16.89%
   Corporate America (reduced surrender charge)              37,682    16.46       620,350    0.94%     0.65%     16.54%
   Platinum Investor I & II                                 536,736    16.21     8,698,795    0.78%     0.75%     16.42%
   Platinum Investor III                                  1,273,665    16.02    20,403,188    0.77%     0.70%     16.48%
   Platinum Investor IV                                     120,301    14.77     1,776,774    0.84%     0.70%     16.48%
   Platinum Investor FlexDirector                             8,821    16.35       144,244    0.79%     0.70%     16.48%
   Platinum Investor PLUS                                   111,671    19.17     2,140,696    0.78%     0.70%     16.48%
   Platinum Investor Survivor                               105,504    16.62     1,753,295    0.73%     0.40%     16.83%
   Platinum Investor Survivor II                            124,453    20.18     2,511,380    0.91%     0.75%     16.42%
   Platinum Investor VIP                                    142,414    12.48     1,776,911    1.11%     0.70%     16.48%
   Platinum Investor VIP (with GMWB rider)                      376    12.32         4,633    1.11%     1.45%     15.61%
Fidelity VIP Equity-Income Portfolio - Service Class 2
   AG Legacy Plus                                            47,079    13.82       650,604    1.62%     0.75%      0.51%
   Corporate America                                              -    14.38             -    2.01%     0.35%      0.92%
   Corporate America (reduced surrender charge)              47,744    13.59       648,927    2.01%     0.65%      0.61%
   Platinum Investor I & II                                 278,846    13.97     3,895,494    1.67%     0.75%      0.51%
   Platinum Investor III                                    835,157    14.01    11,700,853    1.69%     0.70%      0.56%
   Platinum Investor IV                                      50,801    12.54       637,109    1.77%     0.70%      0.56%
   Platinum Investor FlexDirector                             1,535    13.34        20,479    1.61%     0.70%      0.56%
   Platinum Investor PLUS                                    79,964    15.09     1,206,340    1.71%     0.70%      0.56%
   Platinum Investor Survivor                                93,226    14.32     1,335,450    1.76%     0.40%      0.87%
   Platinum Investor Survivor II                             98,593    15.28     1,506,738    1.85%     0.75%      0.51%
   Platinum Investor VIP                                     67,790    11.54       782,267    2.67%     0.70%      0.56%
   Platinum Investor VIP (with GMWB rider)                      123    11.40         1,400    2.67%     1.45%     -0.19%
Fidelity VIP Freedom 2020 Portfolio - Service Class 2
   Platinum Investor I & II                                     166    11.52         1,912    3.79%     0.75%      0.11%
   Platinum Investor III                                      2,346    11.53        27,041    3.02%     0.70%      9.20%
   Platinum Investor IV                                         225    11.53         2,595    2.59%     0.70%      9.20%
   Platinum Investor FlexDirector                                20    11.53           225    2.92%     0.70%      9.20%
   Platinum Investor VIP                                      1,458    11.80        17,202    3.35%     0.70%      9.20%
Fidelity VIP Freedom 2025 Portfolio - Service Class 2
   Platinum Investor III                                      4,335    11.56        50,120    2.66%     0.70%      9.49%
   Platinum Investor IV                                         119    11.56         1,372    2.65%     0.70%      9.49%
   Platinum Investor VIP                                      5,286    11.86        62,686    2.58%     0.70%      9.49%
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
   Platinum Investor III                                      5,248    11.65        61,146    3.24%     0.70%     10.30%
   Platinum Investor IV                                         124    11.65         1,440    2.65%     0.70%     10.30%
   Platinum Investor PLUS                                        76    11.65           881    0.30%     0.70%     10.30%
   Platinum Investor Survivor II                              9,973    11.64       116,114    3.73%     0.75%     10.17%
   Platinum Investor VIP                                     13,551    12.00       162,588    2.93%     0.70%     10.30%
   Platinum Investor VIP (with GMWB rider)                       98    11.85         1,164    2.93%     1.45%     -0.01%

                                  VL-R - 127

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2007 are as follows:

                                                                                              Investment
                                                                                                Income    Expense    Total
Divisions                                                      Units   Unit Value Net Assets  Ratio (a)  Ratio (b) Return (c)
-----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio - Service Class 2
   AG Legacy Plus                                               22,582   $11.31   $   255,293    0.39%     0.75%     25.71%
   Corporate America (reduced surrender charge)                 33,511    14.95       501,069    0.26%     0.65%     25.83%
   Platinum Investor I & II                                    196,450     9.46     1,858,135    0.37%     0.75%     25.71%
   Platinum Investor III                                     1,142,476     9.39    10,724,408    0.39%     0.70%     25.77%
   Platinum Investor IV                                         39,813    14.14       562,891    0.36%     0.70%     25.77%
   Platinum Investor FlexDirector                               11,185    13.59       152,037    0.38%     0.70%     25.77%
   Platinum Investor PLUS                                      110,322    15.11     1,666,634    0.37%     0.70%     25.77%
   Platinum Investor Survivor                                   68,631     9.70       665,643    0.39%     0.40%     26.15%
   Platinum Investor Survivor II                               114,240    13.41     1,532,204    0.27%     0.75%     25.71%
   Platinum Investor VIP                                        23,642    13.01       307,578    0.17%     0.70%     25.77%
   Platinum Investor VIP (with GMWB rider)                           3    12.85            43    0.17%     1.45%     24.83%
Fidelity VIP Mid Cap Portfolio - Service Class 2
   AIG Income Advantage VUL                                         40     9.55           386    0.45%     0.20%     -0.82%
   Corporate America (reduced surrender charge)                 35,856    17.27       619,072    0.50%     0.65%     14.59%
   Platinum Investor I & II                                     16,881    25.91       437,315    0.50%     0.75%     14.47%
   Platinum Investor III                                       183,015    25.97     4,752,299    0.50%     0.70%     14.53%
   Platinum Investor IV                                         72,072    14.75     1,062,903    0.51%     0.70%     14.53%
   Platinum Investor FlexDirector                                  977    17.36        16,955    0.50%     0.70%     14.53%
   Platinum Investor PLUS                                       17,266    25.97       448,354    0.65%     0.70%     14.53%
   Platinum Investor Survivor                                    9,224    26.33       242,885    0.52%     0.40%     14.88%
   Platinum Investor Survivor II                                23,984    25.91       621,338    0.49%     0.75%     14.47%
   Platinum Investor VIP                                        91,226    12.06     1,100,317    0.49%     0.70%     14.53%
   Platinum Investor VIP (with GMWB rider)                           3    11.91            32    0.49%     1.45%     13.67%
Franklin Templeton Franklin Small Cap Value Securities Fund
  - Class 2
   AIG Income Advantage VUL                                         33     9.32           306    0.00%     0.20%     -1.56%
   Corporate America (reduced surrender charge)                 19,743    13.75       271,444    0.80%     0.65%     -3.02%
   Platinum Investor I & II                                     16,602    19.79       328,622    0.70%     0.75%     -3.11%
   Platinum Investor III                                       216,347    19.84     4,292,535    0.81%     0.70%     -3.06%
   Platinum Investor IV                                         56,062    12.03       674,693    0.72%     0.70%     -3.06%
   Platinum Investor FlexDirector                                1,608    14.18        22,799    0.74%     0.70%     -3.06%
   Platinum Investor PLUS                                       23,838    19.84       472,968    0.67%     0.70%     -3.06%
   Platinum Investor Survivor                                   26,872    20.12       540,684    0.75%     0.40%     -2.77%
   Platinum Investor Survivor II                                32,451    19.79       642,359    0.80%     0.75%     -3.11%
   Platinum Investor VIP                                        66,463    10.41       691,552    0.84%     0.70%     -3.06%
   Platinum Investor VIP (with GMWB rider)                          23    10.28           237    0.84%     1.45%     -3.87%
Franklin Templeton Franklin Small-Mid Cap Growth Securities
  Fund - Class 2
   AG Legacy Plus                                               12,380     8.69       107,538    0.00%     0.75%     10.41%
Franklin Templeton Franklin U.S. Government Fund - Class 2
   Corporate America (reduced surrender charge)                    740    10.35         7,662    0.00%     0.65%      1.88%
   Platinum Investor I & II                                     26,024    12.64       329,017    4.72%     0.75%      5.81%
   Platinum Investor III                                       132,516    12.68     1,680,439    7.27%     0.70%      5.86%
   Platinum Investor IV                                         47,978    11.05       530,237    5.49%     0.70%      5.86%
   Platinum Investor FlexDirector                                  426    11.29         4,806    3.09%     0.70%      5.86%
   Platinum Investor PLUS                                       42,580    12.27       522,310    4.68%     0.70%      5.86%
   Platinum Investor Survivor                                    3,200    12.91        41,315    7.39%     0.40%      6.18%
   Platinum Investor Survivor II                                26,163    12.64       330,784    5.32%     0.75%      5.81%
   Platinum Investor VIP                                        46,469    10.92       507,448    8.18%     0.70%      5.86%
Franklin Templeton Mutual Shares Securities Fund - Class 2
   Platinum Investor I & II                                    181,793    16.11     2,927,985    1.61%     0.75%      2.70%
   Platinum Investor III                                       373,176    16.15     6,028,470    2.03%     0.70%      2.75%

                                  VL-R - 128

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2007 are as follows:

                                                                                              Investment
                                                                                                Income    Expense    Total
Divisions                                                        Units  Unit Value Net Assets Ratio (a)  Ratio (b) Return (c)
-----------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Mutual Shares Securities Fund - Class 2 -
  Continued
   Platinum Investor IV                                          44,684   $13.22   $  590,605    1.53%     0.70%      2.75%
   Platinum Investor FlexDirector                                 6,935    14.23       98,679    1.54%     0.70%      2.75%
   Platinum Investor PLUS                                        37,485    15.88      595,428    1.45%     0.70%      2.75%
   Platinum Investor Survivor                                    32,439    16.45      533,549    1.60%     0.40%      3.06%
   Platinum Investor Survivor II                                 18,627    16.11      300,017    1.62%     0.75%      2.70%
   Platinum Investor VIP                                         52,593    11.66      613,016    1.50%     0.70%      2.75%
   Platinum Investor VIP (with GMWB rider)                          996    11.51       11,470    1.50%     1.45%      1.98%
Franklin Templeton Templeton Foreign Securities Fund - Class 2
   AG Legacy Plus                                                13,683    14.98      205,022    2.15%     0.75%     14.59%
   Corporate America (reduced surrender charge)                     144    10.79        1,552    0.00%     0.65%      4.09%
   Platinum Investor I & II                                      89,086    18.75    1,670,529    2.04%     0.75%     14.59%
   Platinum Investor III                                        215,577    18.81    4,054,610    2.93%     0.70%     14.65%
   Platinum Investor IV                                          33,002    15.01      495,491    1.91%     0.70%     14.65%
   Platinum Investor FlexDirector                                 4,150    16.80       69,706    2.08%     0.70%     14.65%
   Platinum Investor PLUS                                        29,765    18.18      541,271    1.96%     0.70%     14.65%
   Platinum Investor Survivor                                    12,232    19.15      234,245    2.04%     0.40%     14.99%
   Platinum Investor Survivor II                                 75,982    18.75    1,424,815    1.95%     0.75%     14.59%
   Platinum Investor VIP                                         31,894    13.28      423,556    2.07%     0.70%     14.65%
   Platinum Investor VIP (with GMWB rider)                            6    13.11           73    2.07%     1.45%     13.79%
Goldman Sachs VIT Capital Growth Fund - Institutional Shares
   Platinum Investor I & II                                       4,551    11.14       50,688    0.19%     0.75%      9.30%
   Platinum Investor III                                          9,555    11.18      106,799    0.18%     0.70%      9.36%
   Platinum Investor PLUS                                           109    13.66        1,485    0.19%     0.70%      9.36%
   Platinum Investor Survivor                                   591,381    11.42    6,752,018    0.19%     0.40%      9.69%
   Platinum Investor Survivor II                                 41,575    11.83      491,993    0.19%     0.75%      9.30%
Janus Aspen International Growth Portfolio - Service Shares
   Corporate America (reduced surrender charge)                  13,405    28.36      380,153    0.50%     0.65%     27.18%
   Platinum Investor I & II                                     200,178    19.11    3,824,925    0.49%     0.75%     27.06%
   Platinum Investor III                                        443,819    19.01    8,435,192    0.44%     0.70%     27.12%
   Platinum Investor IV                                          31,963    23.89      763,661    0.45%     0.70%     27.12%
   Platinum Investor FlexDirector                                 9,033    26.37      238,189    0.42%     0.70%     27.12%
   Platinum Investor PLUS                                        26,013    30.46      792,296    0.31%     0.70%     27.12%
   Platinum Investor Survivor                                    62,136    19.59    1,217,418    0.46%     0.40%     27.50%
   Platinum Investor Survivor II                                 51,246    30.04    1,539,391    0.43%     0.75%     27.06%
   Platinum Investor VIP                                         55,073    16.54      910,686    0.53%     0.70%     27.12%
   Platinum Investor VIP (with GMWB rider)                        1,298    16.33       21,193    0.53%     1.45%     26.17%
Janus Aspen Mid Cap Growth Portfolio - Service Shares
   Corporate America (reduced surrender charge)                   4,694    17.49       82,112    0.09%     0.65%     20.95%
   Platinum Investor I & II                                      67,420     8.02      540,891    0.08%     0.75%     20.83%
   Platinum Investor III                                        390,276     7.84    3,059,324    0.07%     0.70%     20.89%
   Platinum Investor IV                                           7,059    15.21      107,372    0.08%     0.70%     20.89%
   Platinum Investor FlexDirector                                    22    17.22          373    0.05%     0.70%      5.84%
   Platinum Investor PLUS                                        12,853    20.48      263,270    0.07%     0.70%     20.89%
   Platinum Investor Survivor                                     6,422     8.23       52,827    0.06%     0.40%     21.25%
   Platinum Investor Survivor II                                 11,301    18.26      206,323    0.10%     0.75%     20.83%
   Platinum Investor VIP                                          8,323    12.86      107,070    0.09%     0.70%     20.89%
Janus Aspen Worldwide Growth Portfolio - Service Shares
   Corporate America                                                  -     8.90            -    0.56%     0.35%      8.98%
   Corporate America (reduced surrender charge)                   6,855    14.72      100,889    0.56%     0.65%      8.65%
   Platinum Investor I & II                                     150,920     8.65    1,305,080    0.75%     0.75%      8.54%

                                  VL-R - 129

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2007 are as follows:

                                                                                         Investment
                                                                                           Income    Expense    Total
Divisions                                                   Units  Unit Value Net Assets Ratio (a)  Ratio (b) Return (c)
------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio - Service Shares -
  Continued
   Platinum Investor III                                   373,611   $ 8.59   $3,208,086    0.59%     0.70%      8.60%
   Platinum Investor IV                                      9,017    13.40      120,874    0.60%     0.70%      8.60%
   Platinum Investor PLUS                                   16,839    13.71      230,905    0.59%     0.70%      8.60%
   Platinum Investor Survivor                               21,277     8.87      188,668    0.59%     0.40%      8.92%
   Platinum Investor Survivor II                            25,401    13.11      333,076    0.59%     0.75%      8.54%
JPMorgan Mid Cap Value Portfolio
   Platinum Investor I & II                                  5,435    18.99      103,237    0.91%     0.75%      1.68%
   Platinum Investor III                                   142,248    19.04    2,708,302    0.91%     0.70%      1.73%
   Platinum Investor IV                                     15,300    12.62      193,061    0.90%     0.70%      1.73%
   Platinum Investor PLUS                                    6,033    19.04      114,861    0.90%     0.70%      1.73%
   Platinum Investor Survivor                                9,423    19.31      181,932    0.88%     0.40%      2.04%
   Platinum Investor Survivor II                             2,788    18.99       52,957    0.93%     0.75%      1.68%
JPMorgan Small Company Portfolio
   Platinum Investor I & II                                 50,764    12.52      635,424    0.01%     0.75%     -6.38%
   Platinum Investor III                                   115,359    12.34    1,423,107    0.01%     0.70%     -6.33%
   Platinum Investor IV                                     15,507    11.21      173,814    0.01%     0.70%     -6.33%
   Platinum Investor FlexDirector                              355    13.31        4,723    0.01%     0.70%     -6.33%
   Platinum Investor PLUS                                   10,736    15.36      164,897    0.01%     0.70%     -6.33%
   Platinum Investor Survivor                                3,693    12.84       47,394    0.01%     0.40%     -6.05%
   Platinum Investor Survivor II                             5,434    16.09       87,411    0.01%     0.75%     -6.38%
   Platinum Investor VIP                                    40,732     9.74      396,585    0.01%     0.70%     -6.33%
MFS VIT Core Equity Series - Initial Class *
   Corporate America (reduced surrender charge)              2,805    13.94       39,090    0.40%     0.65%     10.43%
   Platinum Investor I & II                                 71,913     8.39      603,541    0.35%     0.75%     10.31%
   Platinum Investor III                                   378,792     8.48    3,213,116    0.35%     0.70%     10.37%
   Platinum Investor IV                                      6,467    12.91       83,495    0.34%     0.70%     10.37%
   Platinum Investor FlexDirector                              364    13.32        4,853    0.33%     0.70%     10.37%
   Platinum Investor PLUS                                   44,024    14.29      628,999    0.34%     0.70%     10.37%
   Platinum Investor Survivor                               21,808     8.61      187,676    0.36%     0.40%     10.70%
   Platinum Investor Survivor II                             4,524    13.00       58,799    0.35%     0.75%     10.31%
MFS VIT Emerging Growth Series - Initial Class
   AG Legacy Plus                                            7,058    14.97      105,649    0.00%     0.75%     20.26%
   Corporate America (reduced surrender charge)              6,854    15.93      109,174    0.00%     0.65%     20.38%
   Platinum Investor I & II                                511,463    14.57    7,453,956    0.00%     0.75%     20.26%
   Platinum Investor III                                   607,224     7.73    4,692,734    0.00%     0.70%     20.32%
   Platinum Investor IV                                      7,106    14.36      102,031    0.00%     0.70%     20.32%
   Platinum Investor FlexDirector                              415    14.71        6,112    0.00%     0.70%     20.32%
   Platinum Investor PLUS                                   41,122    16.27      669,199    0.00%     0.70%     20.32%
   Platinum Investor Survivor                               94,223     6.97      656,936    0.00%     0.40%     20.69%
   Platinum Investor Survivor II                             4,133    13.98       57,767    0.00%     0.75%     20.26%
MFS VIT New Discovery Series - Initial Class
   AG Legacy Plus                                           18,848     9.35      176,183    0.00%     0.75%      1.75%
   Corporate America                                             -    10.30            -    0.00%     0.35%      2.16%
   Corporate America (reduced surrender charge)              2,331    13.73       32,012    0.00%     0.65%      1.85%
   Platinum Investor I & II                                 43,290    10.01      433,461    0.00%     0.75%      1.75%
   Platinum Investor III                                   284,942     9.82    2,798,992    0.00%     0.70%      1.80%
   Platinum Investor IV                                      8,169    12.32      100,641    0.00%     0.70%      1.80%
   Platinum Investor FlexDirector                              392    11.91        4,663    0.00%     0.70%      1.80%
   Platinum Investor PLUS                                   19,774    13.35      263,881    0.00%     0.70%      1.80%
   Platinum Investor Survivor                               10,117    10.27      103,877    0.00%     0.40%      2.11%

                                  VL-R - 130

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2007 are as follows:

                                                                                          Investment
                                                                                            Income    Expense    Total
Divisions                                                    Units  Unit Value Net Assets Ratio (a)  Ratio (b) Return (c)
-------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series - Initial Class - Continued
   Platinum Investor Survivor II                              8,290   $12.84   $  106,443    0.00%     0.75%      1.75%
   Platinum Investor VIP                                      7,483    10.72       80,244    0.00%     0.70%      1.80%
   Platinum Investor VIP (with GMWB rider)                      265    10.59        2,807    0.00%     1.45%      1.03%
MFS VIT Research Series - Initial Class
   Corporate America (reduced surrender charge)                 633    14.88        9,414    0.00%     0.65%      3.83%
   Platinum Investor I & II                                  37,258     9.88      368,165    0.73%     0.75%     12.35%
   Platinum Investor III                                    171,807     9.86    1,693,676    0.70%     0.70%     12.41%
   Platinum Investor IV                                       5,462    13.16       71,891    0.82%     0.70%     12.41%
   Platinum Investor FlexDirector                               223    14.21        3,169    0.64%     0.70%     12.41%
   Platinum Investor PLUS                                    11,553    15.58      180,012    0.67%     0.70%     12.41%
   Platinum Investor Survivor                                10,319    10.13      104,552    0.72%     0.40%     12.75%
   Platinum Investor Survivor II                             11,502    14.49      166,693    0.65%     0.75%     12.35%
   Platinum Investor VIP                                      6,008    12.11       72,756    0.57%     0.70%     12.41%
   Platinum Investor VIP (with GMWB rider)                        3    11.96           39    0.57%     1.45%     11.57%
MFS VIT Total Return Series - Initial Class
   AG Legacy Plus                                           100,334     7.30      732,616    2.62%     0.75%      3.43%
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I
   Corporate America (reduced surrender charge)               5,415    17.79       96,346    0.00%     0.65%     21.73%
   Platinum Investor I & II                                  96,175     9.99      960,974    0.00%     0.75%     21.61%
   Platinum Investor III                                    492,111     9.84    4,842,116    0.00%     0.70%     21.67%
   Platinum Investor IV                                      14,141    15.66      221,400    0.00%     0.70%     21.67%
   Platinum Investor FlexDirector                               977    17.31       16,917    0.00%     0.70%     21.67%
   Platinum Investor PLUS                                    40,777    18.35      748,099    0.00%     0.70%     21.67%
   Platinum Investor Survivor                                42,705    10.25      437,551    0.00%     0.40%     22.04%
   Platinum Investor Survivor II                             29,389    16.81      494,090    0.00%     0.75%     21.61%
   Platinum Investor VIP                                     13,581    12.96      175,985    0.00%     0.70%     21.67%
Neuberger Berman AMT Partners Portfolio - Class I
   AG Legacy Plus                                             6,808    16.06      109,318    0.62%     0.75%      8.51%
Oppenheimer Balanced Fund/VA - Non-Service Shares
   Platinum Investor I & II                                  10,214    15.20      155,301    2.14%     0.75%      3.01%
   Platinum Investor III                                     48,273    15.24      735,704    2.60%     0.70%      3.06%
   Platinum Investor IV                                      35,605    11.64      414,597    2.36%     0.70%      3.06%
   Platinum Investor FlexDirector                             2,037    12.42       25,308    2.38%     0.70%      3.06%
   Platinum Investor PLUS                                     4,699    15.24       71,615    2.50%     0.70%      3.06%
   Platinum Investor Survivor                                   443    15.46        6,841    2.19%     0.40%      3.37%
   Platinum Investor Survivor II                              4,799    15.20       72,964    2.31%     0.75%      3.01%
   Platinum Investor VIP                                     22,562    11.20      252,761    1.68%     0.70%      3.06%
   Platinum Investor VIP (with GMWB rider)                       45    11.06          501    1.68%     1.45%      1.79%
Oppenheimer Global Securities Fund/VA - Non-Service Shares
   AIG Income Advantage VUL                                      89     9.46          841    0.00%     0.20%     -2.04%
   Corporate America (reduced surrender charge)              13,420    16.41      220,221    0.95%     0.65%      5.63%
   Platinum Investor I & II                                  71,598    23.52    1,683,944    0.54%     0.75%      5.52%
   Platinum Investor III                                    114,220    23.57    2,692,655    1.27%     0.70%      5.57%
   Platinum Investor IV                                      36,036    14.31      515,823    1.24%     0.70%      5.57%
   Platinum Investor FlexDirector                               331    15.65        5,186    1.70%     0.70%      5.57%
   Platinum Investor PLUS                                    14,720    23.57      347,017    1.25%     0.70%      5.57%
   Platinum Investor Survivor                                 6,856    23.91      163,893    1.43%     0.40%      5.89%
   Platinum Investor Survivor II                              9,255    23.52      217,675    0.92%     0.75%      5.52%
   Platinum Investor VIP                                     45,884    11.77      540,205    0.85%     0.70%      5.57%
   Platinum Investor VIP (with GMWB rider)                      131    11.63        1,529    0.85%     1.45%      4.78%

                                  VL-R - 131

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2007 are as follows:

                                                                                          Investment
                                                                                            Income    Expense    Total
Divisions                                                  Units   Unit Value Net Assets  Ratio (a)  Ratio (b) Return (c)
-------------------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA - Non-Service Shares
   AG Legacy Plus                                            7,522   $13.68   $   102,935    7.41%     0.75%     -0.85%
PIMCO VIT CommodityRealReturn Strategy Portfolio -
  Administrative Class
   Corporate America (reduced surrender charge)                 34    11.87           404    4.01%     0.65%      8.25%
   Platinum Investor I & II                                    699    11.69         8,171    0.24%     0.75%     22.32%
   Platinum Investor III                                   129,801    11.70     1,518,659    3.97%     0.70%     22.38%
   Platinum Investor IV                                        416    11.70         4,869    4.92%     0.70%     22.38%
   Platinum Investor PLUS                                      172    11.70         2,014    5.38%     0.70%     22.38%
   Platinum Investor Survivor II                             9,166    11.69       107,154    5.73%     0.75%     22.32%
   Platinum Investor VIP                                     8,397    12.43       104,357    5.20%     0.70%     22.38%
   Platinum Investor VIP (with GMWB rider)                       2    12.27            30    5.20%     1.45%     21.46%
PIMCO VIT Real Return Portfolio - Administrative Class
   AG Legacy Plus                                           33,959    15.57       528,869    4.92%     0.75%      9.80%
   Corporate America                                             -    17.46             -    4.68%     0.35%     10.25%
   Corporate America (reduced surrender charge)             46,629    11.50       536,315    4.68%     0.65%      9.91%
   Platinum Investor I & II                                109,889    16.96     1,864,237    4.90%     0.75%      9.80%
   Platinum Investor III                                   450,897    17.06     7,692,595    4.61%     0.70%      9.86%
   Platinum Investor IV                                     66,307    11.02       730,819    4.97%     0.70%      9.86%
   Platinum Investor FlexDirector                            1,483    11.56        17,141    5.31%     0.70%      9.86%
   Platinum Investor PLUS                                   38,468    14.40       554,072    4.66%     0.70%      9.86%
   Platinum Investor Survivor                               50,691    17.40       881,778    4.58%     0.40%     10.19%
   Platinum Investor Survivor II                            38,743    14.57       564,617    4.86%     0.75%      9.80%
   Platinum Investor VIP                                    52,296    10.99       574,757    5.47%     0.70%      9.86%
PIMCO VIT Short-Term Portfolio - Administrative Class
   AIG Income Advantage VUL                                     31    10.06           309    0.39%     0.20%      0.21%
   Corporate America                                             -    12.49             -    4.55%     0.35%      4.12%
   Corporate America (reduced surrender charge)              5,051    10.99        55,508    4.55%     0.65%      3.81%
   Platinum Investor I & II                                 92,757    12.14     1,125,756    4.82%     0.75%      3.70%
   Platinum Investor III                                   207,425    12.17     2,524,318    4.72%     0.70%      3.76%
   Platinum Investor IV                                     29,129    10.92       318,095    4.70%     0.70%      3.76%
   Platinum Investor FlexDirector                            8,462    10.98        92,946    4.83%     0.70%      3.76%
   Platinum Investor PLUS                                   33,206    11.33       376,133    4.68%     0.70%      3.76%
   Platinum Investor Survivor                               38,902    12.44       484,124    4.68%     0.40%      4.07%
   Platinum Investor Survivor II                            38,086    11.41       434,687    4.73%     0.75%      3.70%
   Platinum Investor VIP                                    21,757    10.71       232,957    5.11%     0.70%      3.76%
   Platinum Investor VIP (with GMWB rider)                       3    10.57            32    5.11%     1.45%      2.98%
PIMCO VIT Total Return Portfolio - Administrative Class
   AG Legacy Plus                                           29,696    14.06       417,429    4.71%     0.75%      7.92%
   AIG Income Advantage VUL                                     46    10.22           465    0.46%     0.20%      0.82%
   Corporate America (reduced surrender charge)             44,862    11.44       513,184    5.16%     0.65%      8.03%
   Platinum Investor I & II                                307,237    14.73     4,525,785    4.79%     0.75%      7.92%
   Platinum Investor III                                 1,041,060    14.83    15,441,282    4.72%     0.70%      7.98%
   Platinum Investor IV                                     90,318    11.27     1,017,574    4.98%     0.70%      7.98%
   Platinum Investor FlexDirector                           13,483    11.60       156,402    5.01%     0.70%      7.98%
   Platinum Investor PLUS                                   74,487    12.93       963,041    4.70%     0.70%      7.98%
   Platinum Investor Survivor                               89,942    15.10     1,358,533    5.02%     0.40%      8.30%
   Platinum Investor Survivor II                            87,906    13.03     1,145,385    4.76%     0.75%      7.92%
   Platinum Investor VIP                                    69,126    11.11       768,137    5.33%     0.70%      7.98%
   Platinum Investor VIP (with GMWB rider)                     387    10.97         4,249    5.33%     1.45%      7.17%
Pioneer Fund VCT Portfolio - Class I
   Platinum Investor I & II                                193,745    12.99     2,516,834    1.27%     0.75%      4.20%

                                  VL-R - 132

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2007 are as follows:

                                                                                         Investment
                                                                                           Income    Expense    Total
Divisions                                                   Units  Unit Value Net Assets Ratio (a)  Ratio (b) Return (c)
------------------------------------------------------------------------------------------------------------------------
Pioneer Fund VCT Portfolio - Class I - Continued
   Platinum Investor III                                    46,678   $13.01   $  607,301    1.32%     0.70%      4.25%
   Platinum Investor PLUS                                    1,405    13.01       18,276    1.34%     0.70%      4.25%
   Platinum Investor Survivor                                9,114    13.13      119,664    1.27%     0.40%      4.57%
   Platinum Investor Survivor II                               573    12.99        7,449    1.27%     0.75%      4.20%
Pioneer Growth Opportunities VCT Portfolio - Class I
   Corporate America                                         3,234    11.02       35,646    0.00%     0.35%     -4.20%
   Platinum Investor I & II                                236,589    10.89    2,575,907    0.00%     0.75%     -4.58%
   Platinum Investor III                                   125,521    10.90    1,368,725    0.00%     0.70%     -4.53%
   Platinum Investor PLUS                                    5,929    10.90       64,648    0.00%     0.70%     -4.53%
   Platinum Investor Survivor                                8,460    11.00       93,100    0.00%     0.40%     -4.24%
   Platinum Investor Survivor II                            20,260    10.89      220,583    0.00%     0.75%     -4.58%
Pioneer Mid Cap Value VCT Portfolio - Class I
   Platinum Investor I & II                                    900    11.11        9,994    1.20%     0.75%      4.79%
   Platinum Investor III                                     5,533    11.12       61,515    0.94%     0.70%      4.84%
   Platinum Investor IV                                        217    11.12        2,414    1.69%     0.70%      4.84%
   Platinum Investor FlexDirector                              882    11.12        9,802    1.35%     0.70%      4.02%
   Platinum Investor PLUS                                    1,150    11.12       12,787    0.36%     0.70%      4.84%
   Platinum Investor Survivor II                             1,491    11.11       16,561    0.16%     0.75%      4.79%
   Platinum Investor VIP                                     9,757    11.35      110,769    0.96%     0.70%      4.84%
   Platinum Investor VIP (with GMWB rider)                     724    11.21        8,115    0.96%     1.45%     -4.07%
Putnam VT Diversified Income Fund - Class IB
   AG Legacy Plus                                           12,505    15.30      191,290    5.01%     0.75%      3.35%
   Corporate America                                       217,486    15.81    3,438,986    6.57%     0.35%      3.77%
   Corporate America (reduced surrender charge)             16,732    11.61      194,236    6.57%     0.65%      3.45%
   Platinum Investor I & II                                113,910    14.77    1,683,001    4.46%     0.75%      3.35%
   Platinum Investor III                                   104,676    15.85    1,659,386    4.78%     0.70%      3.40%
   Platinum Investor IV                                     11,276    11.03      124,426    4.50%     0.70%      3.40%
   Platinum Investor FlexDirector                              136    11.87        1,610    4.53%     0.70%      3.40%
   Platinum Investor PLUS                                   10,100    14.69      148,386    4.75%     0.70%      3.40%
   Platinum Investor Survivor                                1,491    15.77       23,517    0.70%     0.40%      3.71%
   Platinum Investor Survivor II                             3,209    15.07       48,371    4.94%     0.75%      3.35%
   Platinum Investor VIP                                    19,639    10.84      212,867    2.85%     0.70%      3.40%
Putnam VT Growth and Income Fund - Class IB
   Corporate America                                       263,597    12.76    3,363,442    1.80%     0.35%     -6.37%
   Corporate America (reduced surrender charge)             22,453    12.10      271,654    1.80%     0.65%     -6.65%
   Platinum Investor I & II                                321,514    13.06    4,199,662    1.36%     0.75%     -6.74%
   Platinum Investor III                                   546,275    11.81    6,454,167    1.35%     0.70%     -6.70%
   Platinum Investor IV                                     32,602    11.16      363,757    1.38%     0.70%     -6.70%
   Platinum Investor FlexDirector                           11,246    11.84      133,172    1.32%     0.70%     -6.70%
   Platinum Investor PLUS                                   37,347    13.22      493,844    1.34%     0.70%     -6.70%
   Platinum Investor Survivor                               29,622    12.73      376,971    1.34%     0.40%     -6.42%
   Platinum Investor Survivor II                             8,342    12.95      108,052    1.40%     0.75%     -6.74%
Putnam VT International Growth and Income Fund - Class IB
   Corporate America (reduced surrender charge)              8,913    17.53      156,236    1.12%     0.65%      6.31%
   Platinum Investor I & II                                194,943    19.56    3,812,188    1.83%     0.75%      6.20%
   Platinum Investor III                                   228,493    17.34    3,961,396    1.78%     0.70%      6.26%
   Platinum Investor IV                                     28,356    15.19      430,740    1.70%     0.70%      6.26%
   Platinum Investor FlexDirector                              430    17.20        7,399    2.11%     0.70%      6.26%
   Platinum Investor PLUS                                   15,641    20.37      318,676    1.74%     0.70%      6.26%
   Platinum Investor Survivor                               22,301    17.00      379,047    2.09%     0.40%      6.58%

                                  VL-R - 133

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2007 are as follows:

                                                                                           Investment
                                                                                             Income    Expense    Total
Divisions                                                     Units  Unit Value Net Assets Ratio (a)  Ratio (b) Return (c)
--------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund - Class IB -
  Continued
   Platinum Investor Survivor II                              20,213   $22.11   $  446,853    1.23%     0.75%       6.20%
   Platinum Investor VIP                                      36,023    12.71      458,021    1.21%     0.70%       6.26%
   Platinum Investor VIP (with GMWB rider)                        89    12.56        1,115    1.21%     1.45%      -4.98%
Putnam VT Small Cap Value Fund - Class IB
   AG Legacy Plus                                             15,778    21.22      334,860    0.61%     0.75%     -13.37%
Putnam VT Vista Fund - Class IB
   AG Legacy Plus                                             26,952     6.68      180,001    0.00%     0.75%       3.03%
Putnam VT Voyager Fund - Class IB
   AG Legacy Plus                                             59,173     6.62      391,551    0.00%     0.75%       4.73%
SunAmerica Aggressive Growth Portfolio - Class 1
   Platinum Investor I & II                                    7,722    13.87      107,133    1.26%     0.75%      -1.24%
   Platinum Investor III                                      44,727    13.91      622,252    0.63%     0.70%      -1.19%
   Platinum Investor IV                                        6,702    11.81       79,125    0.71%     0.70%      -1.19%
   Platinum Investor FlexDirector                                 23    13.44          308    0.71%     0.70%     -13.01%
   Platinum Investor PLUS                                      9,231    14.77      136,384    0.60%     0.70%      -1.19%
   Platinum Investor Survivor                                    629    14.15        8,900    0.61%     0.40%      -0.89%
   Platinum Investor Survivor II                               7,244    13.87      100,491    1.09%     0.75%      -1.24%
   Platinum Investor VIP                                       5,684    10.55       59,954    0.74%     0.70%      -1.19%
SunAmerica Balanced Portfolio - Class 1 *
   Platinum Investor I & II                                      664    12.48        8,291    2.81%     0.75%       4.61%
   Platinum Investor III                                      72,535    12.51      907,695    2.96%     0.70%       4.66%
   Platinum Investor IV                                        8,817    11.66      102,792    3.37%     0.70%       4.66%
   Platinum Investor FlexDirector                                  1    12.04           18    0.00%     0.70%       0.66%
   Platinum Investor PLUS                                     21,028    12.91      271,450    3.03%     0.70%       4.66%
   Platinum Investor Survivor                                    413    12.73        5,261    0.00%     0.40%       1.22%
   Platinum Investor Survivor II                               3,486    12.48       43,497    3.12%     0.75%       4.61%
   Platinum Investor VIP                                       7,715    11.34       87,510    3.68%     0.70%       4.66%
UIF Equity Growth Portfolio - Class I Shares
   Platinum Investor I & II                                  211,974    14.74    3,124,556    0.00%     0.75%      20.99%
   Platinum Investor III                                      89,672     9.91      888,668    0.00%     0.70%      21.05%
   Platinum Investor IV                                        3,541    14.86       52,606    0.00%     0.70%      21.05%
   Platinum Investor PLUS                                      5,592    15.78       88,254    0.00%     0.70%      21.05%
   Platinum Investor Survivor                                 22,539     9.54      214,950    0.00%     0.40%      21.42%
   Platinum Investor Survivor II                                 403    13.91        5,607    0.00%     0.75%      20.99%
UIF High Yield Portfolio - Class I Shares
   Platinum Investor I & II                                   70,171    12.43      872,461    8.39%     0.75%       3.23%
   Platinum Investor III                                      26,024    12.91      336,036    8.30%     0.70%       3.28%
   Platinum Investor IV                                        1,909    11.13       21,246    8.63%     0.70%       3.28%
   Platinum Investor FlexDirector                              2,720    12.07       32,821    9.06%     0.70%       3.28%
   Platinum Investor PLUS                                      2,979    14.42       42,960    7.93%     0.70%       3.28%
   Platinum Investor Survivor                                    593    12.22        7,247   10.39%     0.40%       3.59%
   Platinum Investor Survivor II                              43,381    14.05      609,630    2.87%     0.75%       3.23%
VALIC Company I International Equities Fund
   AG Legacy Plus                                              7,864    12.57       98,888    2.25%     0.75%       7.95%
   Corporate America (reduced surrender charge)                1,312    10.11       13,262    4.69%     0.65%      -1.91%
   Platinum Investor I & II                                  103,653    16.13    1,671,981    2.99%     0.75%       7.95%
   Platinum Investor III                                      89,728    13.97    1,253,571    2.46%     0.70%       8.00%
   Platinum Investor IV                                        6,408    15.27       97,841    2.88%     0.70%       8.00%
   Platinum Investor FlexDirector                                686    17.17       11,777    2.43%     0.70%       8.00%
   Platinum Investor PLUS                                     11,844    18.29      216,654    2.40%     0.70%       8.00%

                                  VL-R - 134

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2007 are as follows:

                                                                                          Investment
                                                                                            Income    Expense    Total
Divisions                                                  Units   Unit Value Net Assets  Ratio (a)  Ratio (b) Return (c)
-------------------------------------------------------------------------------------------------------------------------
VALIC Company I International Equities Fund - Continued
   Platinum Investor Survivor                               13,213   $12.49   $   165,028    2.33%     0.40%      8.33%
   Platinum Investor Survivor II                             4,450    18.99        84,502    3.30%     0.75%      7.95%
   Platinum Investor VIP                                    17,115    12.67       216,774    3.34%     0.70%      8.00%
VALIC Company I Mid Cap Index Fund
   AG Legacy Plus                                           18,208    16.71       304,244    1.17%     0.75%      6.83%
   Corporate America                                         5,365    18.37        98,541    1.35%     0.35%      7.26%
   Corporate America (reduced surrender charge)              7,470    14.67       109,595    1.35%     0.65%      6.94%
   Platinum Investor I & II                                292,897    24.78     7,256,677    1.11%     0.75%      6.83%
   Platinum Investor III                                   411,936    16.30     6,714,245    1.22%     0.70%      6.89%
   Platinum Investor IV                                     29,548    13.02       384,627    1.32%     0.70%      6.89%
   Platinum Investor FlexDirector                              829    14.13        11,707    1.59%     0.70%      6.89%
   Platinum Investor PLUS                                   44,778    16.78       751,432    1.22%     0.70%      6.89%
   Platinum Investor Survivor                               56,053    18.32     1,026,867    1.17%     0.40%      7.21%
   Platinum Investor Survivor II                            36,499    18.28       667,130    1.24%     0.75%      6.83%
   Platinum Investor VIP                                    57,710    11.07       639,016    1.91%     0.70%      6.89%
   Platinum Investor VIP (with GMWB rider)                     134    10.93         1,465    1.91%     1.45%      6.08%
VALIC Company I Money Market I Fund
   AG Legacy Plus                                            7,837    11.57        90,687    5.19%     0.75%      3.91%
   AIG Income Advantage VUL                                  1,278    10.07        12,867    0.14%     0.20%      0.28%
   Corporate America (reduced surrender charge)            149,066    11.06     1,648,073    2.97%     0.65%      4.02%
   Platinum Investor I & II                                591,218    12.75     7,539,992    4.64%     0.75%      3.91%
   Platinum Investor III                                 1,305,909    11.50    15,019,917    4.82%     0.70%      3.97%
   Platinum Investor IV                                     28,158    11.01       309,891    4.57%     0.70%      3.97%
   Platinum Investor FlexDirector                            3,612    11.03        39,859    3.09%     0.70%      3.97%
   Platinum Investor PLUS                                   33,337    11.05       368,392    4.84%     0.70%      3.97%
   Platinum Investor Survivor                              220,703    12.15     2,680,635    4.41%     0.40%      4.28%
   Platinum Investor Survivor II                           223,749    11.06     2,474,403    4.66%     0.75%      3.91%
   Platinum Investor VIP                                    87,790    10.75       943,746    8.23%     0.70%      3.97%
   Platinum Investor VIP (with GMWB rider)                   1,178    10.62        12,507    8.23%     1.45%      3.19%
VALIC Company I Nasdaq-100 Index Fund
   Platinum Investor I & II                                 92,509     6.07       561,641    0.05%     0.75%     17.71%
   Platinum Investor III                                   403,136     5.98     2,408,793    0.07%     0.70%     17.77%
   Platinum Investor IV                                      4,559    13.26        60,440    0.08%     0.70%     17.77%
   Platinum Investor FlexDirector                              348    13.52         4,700    0.08%     0.70%     17.77%
   Platinum Investor PLUS                                   17,520    17.13       300,144    0.08%     0.70%     17.77%
   Platinum Investor Survivor                                9,063     6.23        56,424    0.08%     0.40%     18.13%
   Platinum Investor Survivor II                            13,451    12.87       173,076    0.03%     0.75%     17.71%
   Platinum Investor VIP                                     3,859    12.27        47,357    0.10%     0.70%     17.77%
VALIC Company I Science & Technology Fund
   Platinum Investor I & II                                 57,471     4.97       285,654    0.00%     0.75%     16.81%
   Platinum Investor III                                   213,764     4.94     1,055,313    0.00%     0.70%     16.87%
   Platinum Investor IV                                      3,918    13.05        51,126    0.00%     0.70%     16.87%
   Platinum Investor FlexDirector                              400    12.55         5,018    0.00%     0.70%     16.87%
   Platinum Investor PLUS                                    4,556    15.30        69,713    0.00%     0.70%     16.87%
   Platinum Investor Survivor                               11,210     5.10        57,132    0.00%     0.40%     17.22%
   Platinum Investor Survivor II                             3,118    11.47        35,753    0.00%     0.75%     16.81%
   Platinum Investor VIP                                     2,286    12.00        27,431    0.00%     0.70%     16.87%
VALIC Company I Small Cap Index Fund
   Corporate America (reduced surrender charge)             10,060    13.52       136,060    1.79%     0.65%     -2.53%
   Platinum Investor I & II                                 88,192    15.63     1,378,622    0.92%     0.75%     -2.63%

                                  VL-R - 135

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2007 are as follows:

                                                                                       Investment
                                                                                         Income    Expense    Total
Divisions                                               Units   Unit Value Net Assets  Ratio (a)  Ratio (b) Return (c)
----------------------------------------------------------------------------------------------------------------------
VALIC Company I Small Cap Index Fund - Continued
   Platinum Investor III                                220,853   $15.41   $ 3,404,261    1.12%     0.70%      -2.58%
   Platinum Investor IV                                  26,540    12.14       322,177    1.24%     0.70%      -2.58%
   Platinum Investor FlexDirector                         1,371    12.97        17,780    1.25%     0.70%      -2.58%
   Platinum Investor PLUS                                29,778    16.30       485,469    1.12%     0.70%      -2.58%
   Platinum Investor Survivor                            12,152    16.03       194,790    1.12%     0.40%      -2.28%
   Platinum Investor Survivor II                         17,526    17.51       306,851    1.48%     0.75%      -2.63%
   Platinum Investor VIP                                 51,934    10.50       545,562    1.78%     0.70%      -2.58%
   Platinum Investor VIP (with GMWB rider)                    -    10.37             -    1.78%     1.45%      -3.31%
VALIC Company I Stock Index Fund
   AG Legacy Plus                                        70,937    10.35       734,374    1.56%     0.75%       4.34%
   Corporate America                                      6,420    10.50        67,380    2.00%     0.35%       4.76%
   Corporate America (reduced surrender charge)          18,327    13.47       246,812    2.00%     0.65%       4.44%
   Platinum Investor I & II                             844,654    14.18    11,981,120    1.40%     0.75%       4.34%
   Platinum Investor III                              1,209,707    10.75    13,005,345    1.54%     0.70%       4.39%
   Platinum Investor IV                                  63,300    12.47       789,398    1.89%     0.70%       4.39%
   Platinum Investor FlexDirector                        10,682    13.10       139,935    1.65%     0.70%       4.39%
   Platinum Investor PLUS                               106,655    14.73     1,571,272    1.59%     0.70%       4.39%
   Platinum Investor Survivor                           252,214    10.47     2,640,037    1.59%     0.40%       4.70%
   Platinum Investor Survivor II                         85,379    13.69     1,169,033    2.06%     0.75%       4.34%
   Platinum Investor VIP                                 67,817    11.58       785,351    2.89%     0.70%       4.39%
Van Kampen LIT Government Portfolio - Class I
   AG Legacy Plus                                         8,809    14.48       127,597    4.68%     0.75%       6.53%
Van Kampen LIT Growth and Income Portfolio - Class I
   Platinum Investor I & II                             170,521    15.34     2,615,045    1.71%     0.75%       2.03%
   Platinum Investor III                                469,538    15.38     7,221,097    1.73%     0.70%       2.08%
   Platinum Investor IV                                  46,712    12.80       597,948    1.55%     0.70%       2.08%
   Platinum Investor FlexDirector                         1,118    13.93        15,572    1.52%     0.70%       2.08%
   Platinum Investor PLUS                                24,329    15.67       381,229    1.64%     0.70%       2.08%
   Platinum Investor Survivor                            28,761    15.64       449,908    1.79%     0.40%       2.39%
   Platinum Investor Survivor II                         56,723    15.34       869,882    1.16%     0.75%       2.03%
   Platinum Investor VIP                                 32,110    11.49       369,011    0.91%     0.70%       2.08%
   Platinum Investor VIP (with GMWB rider)                   29    11.35           333    0.91%     1.45%      -0.27%
Van Kampen LIT Strategic Growth Portfolio - Class I
   AG Legacy Plus                                         8,602     6.03        51,876    0.04%     0.75%      16.08%
Vanguard VIF High Yield Bond Portfolio
   AIG Income Advantage VUL                                  12     9.84           116    0.00%     0.20%      -0.13%
   Corporate America (reduced surrender charge)          10,572    11.47       121,282    5.39%     0.65%       1.29%
   Platinum Investor I & II                              53,282    14.15       754,010    7.13%     0.75%       1.19%
   Platinum Investor III                                211,023    14.28     3,013,960    6.79%     0.70%       1.24%
   Platinum Investor IV                                  31,127    11.03       343,352    6.64%     0.70%       1.24%
   Platinum Investor FlexDirector                           325    11.84         3,850    5.27%     0.70%       1.24%
   Platinum Investor PLUS                                29,250    13.73       401,737    6.82%     0.70%       1.24%
   Platinum Investor Survivor                            29,874    14.51       433,487    6.52%     0.40%       1.54%
   Platinum Investor Survivor II                         44,901    14.03       630,069    2.18%     0.75%       1.19%
   Platinum Investor VIP                                 21,556    10.73       231,383    3.90%     0.70%       1.24%
   Platinum Investor VIP (with GMWB rider)                    1    10.60            16    3.90%     1.45%       0.48%
Vanguard VIF REIT Index Portfolio
   AIG Income Advantage VUL                                  30     8.83           262    0.00%     0.20%      -4.12%
   Corporate America                                          -    27.53             -    1.79%     0.35%     -16.89%
   Corporate America (reduced surrender charge)          11,319    14.29       161,744    1.79%     0.65%     -17.14%

                                  VL-R - 136

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2007 are as follows:

                                                                             Investment
                                                                               Income    Expense    Total
Divisions                                       Units  Unit Value Net Assets Ratio (a)  Ratio (b) Return (c)
------------------------------------------------------------------------------------------------------------
Vanguard VIF REIT Index Portfolio - Continued
   Platinum Investor I & II                     85,562   $26.75   $2,288,751    2.14%     0.75%     -17.23%
   Platinum Investor III                       326,978    26.80    8,762,819    1.94%     0.70%     -17.19%
   Platinum Investor IV                         62,314    12.82      798,802    1.97%     0.70%     -17.19%
   Platinum Investor FlexDirector                5,893    14.91       87,888    1.98%     0.70%     -17.19%
   Platinum Investor PLUS                       44,064    20.16      888,348    1.78%     0.70%     -17.19%
   Platinum Investor Survivor                   21,332    27.43      585,114    1.93%     0.40%     -16.94%
   Platinum Investor Survivor II                27,173    23.31      633,380    2.07%     0.75%     -17.23%
   Platinum Investor VIP                        66,311    10.06      667,413    1.51%     0.70%     -17.19%
   Platinum Investor VIP (with GMWB rider)         618     9.94        6,140    1.51%     1.45%     -17.81%

                                  VL-R - 137

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2006 are as follows:

                                                                                          Investment
                                                                                            Income    Expense    Total
Divisions                                                    Units  Unit Value Net Assets Ratio (a)  Ratio (b) Return (c)
-------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Series I
   Corporate America                                          3,758   $10.89   $   40,922    0.88%     0.35%      8.90%
   Corporate America (reduced surrender charge)               2,285    10.87       24,835    0.88%     0.65%      8.69%
   Platinum Investor I & II                                 735,908    10.86    7,992,901    1.07%     0.75%      8.61%
   Platinum Investor III                                    375,267    10.86    4,077,242    1.07%     0.70%      8.65%
   Platinum Investor IV                                      12,433    10.86      135,088    1.06%     0.70%      8.65%
   Platinum Investor FlexDirector                               424    10.86        4,603    1.07%     0.70%      8.65%
   Platinum Investor PLUS                                    23,459    10.86      254,879    1.06%     0.70%      8.65%
   Platinum Investor Survivor                                64,839    10.89      705,893    1.06%     0.40%      8.87%
   Platinum Investor Survivor II                              9,760    10.86      106,001    1.07%     0.75%      8.61%
AIM V.I. International Growth Fund - Series I
   AG Legacy Plus                                            25,612    11.98      306,732    0.93%     0.75%     27.28%
   Corporate America                                          4,241    11.69       49,559    1.26%     0.35%     27.79%
   Corporate America (reduced surrender charge)               7,127    17.41      124,105    1.26%     0.65%     27.41%
   Platinum Investor I & II                                 292,495    16.57    4,847,867    1.14%     0.75%     27.28%
   Platinum Investor III                                    340,444    13.93    4,743,020    1.18%     0.70%     27.34%
   Platinum Investor IV                                      30,344    14.81      449,267    1.40%     0.70%     27.34%
   Platinum Investor FlexDirector                               812    17.09       13,875    1.70%     0.70%     27.34%
   Platinum Investor PLUS                                    17,467    19.27      336,677    1.09%     0.70%     27.34%
   Platinum Investor Survivor                                59,983    11.66      699,501    1.12%     0.40%     27.72%
   Platinum Investor Survivor II                              6,039    20.17      121,810    1.13%     0.75%     27.28%
   Platinum Investor VIP                                     17,529    11.93      209,100    1.12%     0.70%     19.29%
   Platinum Investor VIP (with GMWB rider)                      256    11.87        3,033    1.12%     1.45%     18.70%
AIM V.I. Premier Equity Fund - Series I
   Corporate America                                              -        -            -    2.82%     0.35%      5.45%
   Platinum Investor I & II                                       -        -            -    2.09%     0.75%      5.31%
   Platinum Investor III                                          -        -            -    2.12%     0.70%      5.33%
   Platinum Investor IV                                           -        -            -    3.12%     0.70%      5.33%
   Platinum Investor FlexDirector                                 -        -            -    2.17%     0.70%      5.33%
   Platinum Investor PLUS                                         -        -            -    2.18%     0.70%      5.33%
   Platinum Investor Survivor                                     -        -            -    2.13%     0.40%      5.44%
   Platinum Investor Survivor II                                  -        -            -    2.26%     0.75%      5.31%
Alger American Leveraged AllCap Portfolio - Class O Shares
   Platinum Investor I & II                                  11,906    17.40      207,102    0.00%     0.75%     18.38%
   Platinum Investor III                                     88,630    17.43    1,544,555    0.00%     0.70%     18.43%
   Platinum Investor IV                                      13,804    13.72      189,390    0.00%     0.70%     18.43%
   Platinum Investor FlexDirector                                47    13.73          649    0.00%     0.70%     18.43%
   Platinum Investor PLUS                                    13,020    17.43      226,897    0.00%     0.70%     18.43%
   Platinum Investor Survivor                                   168    17.62        2,958    0.00%     0.40%     18.79%
   Platinum Investor Survivor II                              1,106    17.40       19,245    0.00%     0.75%     18.38%
   Platinum Investor VIP                                      8,328    11.31       94,186    0.00%     0.70%     13.10%
   Platinum Investor VIP (with GMWB rider)                      164    11.25        1,843    0.00%     1.45%     12.53%
Alger American MidCap Growth Portfolio - Class O Shares
   Corporate America (reduced surrender charge)               5,196    13.61       70,695    0.00%     0.65%      9.43%
   Platinum Investor I & II                                   8,117    18.15      147,281    0.00%     0.75%      9.32%
   Platinum Investor III                                     55,215    18.18    1,003,756    0.00%     0.70%      9.37%
   Platinum Investor IV                                      18,110    12.03      217,883    0.00%     0.70%      9.37%
   Platinum Investor FlexDirector                             6,774    12.69       85,956    0.00%     0.70%      9.37%
   Platinum Investor PLUS                                     8,924    18.18      162,222    0.00%     0.70%      9.37%
   Platinum Investor Survivor                                 5,975    18.38      109,826    0.00%     0.40%      9.70%
   Platinum Investor Survivor II                              2,680    18.15       48,637    0.00%     0.75%      9.32%

                                  VL-R - 138

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2006 are as follows:

                                                                                         Investment
                                                                                           Income    Expense    Total
Divisions                                                   Units  Unit Value Net Assets Ratio (a)  Ratio (b) Return (c)
------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio - Class O Shares -
  Continued
   Platinum Investor VIP                                     2,230   $10.37   $   23,116    0.00%     0.70%      3.67%
American Century VP Value Fund - Class I
   AG Legacy Plus                                           25,927    20.67      535,799    1.31%     0.75%     17.77%
   Corporate America                                         1,247    19.13       23,856    0.93%     0.35%     18.24%
   Corporate America (reduced surrender charge)             19,895    13.22      262,932    0.93%     0.65%     17.89%
   Platinum Investor I & II                                221,804    18.67    4,140,787    1.39%     0.75%     17.77%
   Platinum Investor III                                   513,640    18.58    9,542,265    1.30%     0.70%     17.83%
   Platinum Investor IV                                     48,294    12.22      589,984    1.00%     0.70%     17.83%
   Platinum Investor FlexDirector                              931    13.30       12,382    0.12%     0.70%     17.83%
   Platinum Investor PLUS                                   58,246    15.74      916,725    1.29%     0.70%     17.83%
   Platinum Investor Survivor                               20,805    19.08      396,872    1.36%     0.40%     18.18%
   Platinum Investor Survivor II                            63,728    16.44    1,048,012    1.30%     0.75%     17.77%
   Platinum Investor VIP                                    12,329    11.47      141,453    0.00%     0.70%     14.73%
   Platinum Investor VIP (with GMWB rider)                     162    11.42        1,849    0.00%     1.45%     14.16%
Credit Suisse Small Cap Core I Portfolio *
   Platinum Investor I & II                                 39,132     8.22      321,493    0.00%     0.75%      3.99%
   Platinum Investor III                                   128,637     8.06    1,036,204    0.00%     0.70%      4.04%
   Platinum Investor IV                                     13,167    10.29      135,520    0.00%     0.70%      4.04%
   Platinum Investor FlexDirector                            6,301    10.19       64,198    0.00%     0.70%      4.04%
   Platinum Investor PLUS                                   11,493    12.86      147,782    0.00%     0.70%      4.04%
   Platinum Investor Survivor                                3,159     8.39       26,520    0.00%     0.40%      4.35%
   Platinum Investor Survivor II                             1,758    12.17       21,405    0.00%     0.75%      3.99%
   Platinum Investor VIP                                     8,178     9.45       77,282    0.00%     0.70%     -5.50%
Dreyfus IP MidCap Stock Portfolio - Initial Shares
   Platinum Investor I & II                                 81,102    14.09    1,142,564    0.38%     0.75%      6.95%
   Platinum Investor III                                   234,893    13.87    3,258,099    0.37%     0.70%      7.00%
   Platinum Investor IV                                     12,576    11.64      146,421    0.39%     0.70%      7.00%
   Platinum Investor FlexDirector                                -    12.60            4    0.61%     0.70%      7.00%
   Platinum Investor PLUS                                   22,807    14.57      332,244    0.37%     0.70%      7.00%
   Platinum Investor Survivor                               12,083    14.40      173,935    0.40%     0.40%      7.32%
   Platinum Investor Survivor II                            10,961    15.94      174,740    0.37%     0.75%      6.95%
Dreyfus VIF Developing Leaders Portfolio - Initial Shares
   Corporate America                                         5,204    12.56       65,345    0.38%     0.35%      3.41%
   Corporate America (reduced surrender charge)              1,534    11.74       18,015    0.38%     0.65%      3.10%
   Platinum Investor I & II                                318,961    15.05    4,800,994    0.41%     0.75%      3.00%
   Platinum Investor III                                   450,710    11.61    5,231,878    0.40%     0.70%      3.05%
   Platinum Investor IV                                     10,454    11.05      115,502    0.32%     0.70%      3.05%
   Platinum Investor FlexDirector                              950    11.00       10,459    0.51%     0.70%      3.05%
   Platinum Investor PLUS                                   35,521    12.53      445,116    0.38%     0.70%      3.05%
   Platinum Investor Survivor                               45,846    12.53      574,469    0.44%     0.40%      3.36%
   Platinum Investor Survivor II                            35,559    13.60      483,727    0.37%     0.75%      3.00%
Dreyfus VIF Quality Bond Portfolio - Initial Shares
   Corporate America                                         2,421    14.17       34,295    4.77%     0.35%      3.87%
   Corporate America (reduced surrender charge)             11,977    10.78      129,065    4.77%     0.65%      3.56%
   Platinum Investor I & II                                281,631    14.03    3,950,746    4.49%     0.75%      3.46%
   Platinum Investor III                                   285,395    13.30    3,795,577    4.64%     0.70%      3.51%
   Platinum Investor IV                                     14,464    10.45      151,092    4.89%     0.70%      3.51%
   Platinum Investor FlexDirector                              173    10.74        1,861    6.82%     0.70%      3.69%
   Platinum Investor PLUS                                   23,919    11.79      282,019    4.53%     0.70%      3.51%
   Platinum Investor Survivor                               16,209    14.14      229,150    4.47%     0.40%      3.82%

                                  VL-R - 139

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2006 are as follows:

                                                                                                  Investment
                                                                                                    Income    Expense    Total
Divisions                                                          Units   Unit Value Net Assets  Ratio (a)  Ratio (b) Return (c)
---------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Quality Bond Portfolio - Initial Shares - Continued
   Platinum Investor Survivor II                                     9,205   $11.83   $   108,856    4.56%     0.75%      3.46%
Fidelity VIP Asset Manager Portfolio - Service Class 2
   AG Legacy Plus                                                   15,921    11.71       186,460    2.58%     0.75%      6.34%
   Platinum Investor I & II                                        156,694    11.15     1,746,813    2.56%     0.75%      6.34%
   Platinum Investor III                                           258,611    11.14     2,879,764    2.41%     0.70%      6.39%
   Platinum Investor IV                                              8,240    10.96        90,298    1.57%     0.70%      6.39%
   Platinum Investor FlexDirector                                    1,288    11.14        14,349    1.75%     0.70%      6.39%
   Platinum Investor PLUS                                           26,410    12.73       336,198    2.45%     0.70%      6.39%
   Platinum Investor Survivor                                       11,229    11.39       127,904    2.30%     0.40%      6.71%
   Platinum Investor Survivor II                                    20,438    12.42       253,780    1.90%     0.75%      6.34%
   Platinum Investor VIP                                             2,269    10.43        23,677    0.00%     0.70%      4.33%
Fidelity VIP Contrafund Portfolio - Service Class 2
   AG Legacy Plus                                                   42,199    15.88       670,065    0.92%     0.75%     10.60%
   Corporate America                                                 1,580    14.27        22,543    1.11%     0.35%     11.04%
   Corporate America (reduced surrender charge)                     18,598    14.13       262,724    1.11%     0.65%     10.71%
   Platinum Investor I & II                                        517,717    13.92     7,207,050    1.00%     0.75%     10.60%
   Platinum Investor III                                         1,262,624    13.75    17,364,615    1.00%     0.70%     10.66%
   Platinum Investor IV                                             92,989    12.68     1,179,075    1.11%     0.70%     10.66%
   Platinum Investor FlexDirector                                    8,086    14.04       113,515    1.06%     0.70%     10.66%
   Platinum Investor PLUS                                          107,304    16.46     1,765,960    0.98%     0.70%     10.66%
   Platinum Investor Survivor                                      116,730    14.22     1,660,381    1.02%     0.40%     10.99%
   Platinum Investor Survivor II                                    78,211    17.33     1,355,621    1.02%     0.75%     10.60%
   Platinum Investor VIP                                            36,885    10.71       395,099    0.98%     0.70%      7.12%
   Platinum Investor VIP (with GMWB rider)                             443    10.66         4,721    0.98%     1.45%      6.58%
Fidelity VIP Equity-Income Portfolio - Service Class 2
   AG Legacy Plus                                                   51,368    13.75       706,254    2.94%     0.75%     19.04%
   Corporate America                                                 4,106    14.25        58,490    2.91%     0.35%     19.51%
   Corporate America (reduced surrender charge)                     25,321    13.51       342,065    2.91%     0.65%     19.15%
   Platinum Investor I & II                                        283,801    13.90     3,944,532    2.90%     0.75%     19.04%
   Platinum Investor III                                           836,470    13.93    11,653,724    2.92%     0.70%     19.09%
   Platinum Investor IV                                             45,684    12.47       569,724    2.93%     0.70%     19.09%
   Platinum Investor FlexDirector                                    1,384    13.26        18,364    2.91%     0.70%     19.09%
   Platinum Investor PLUS                                           78,094    15.00     1,171,538    2.93%     0.70%     19.09%
   Platinum Investor Survivor                                       85,837    14.20     1,219,038    2.92%     0.40%     19.45%
   Platinum Investor Survivor II                                    80,050    15.20     1,217,117    2.88%     0.75%     19.04%
   Platinum Investor VIP                                            15,927    11.48       182,759    1.32%     0.70%     14.75%
   Platinum Investor VIP (with GMWB rider)                             157    11.42         1,794    1.32%     1.45%     14.18%
Fidelity VIP Freedom 2020 Portfolio - Service Class 2
   Platinum Investor III                                               665    10.56         7,019    2.70%     0.70%      5.55%
   Platinum Investor IV                                                108    10.56         1,140    2.52%     0.70%      5.55%
   Platinum Investor FlexDirector                                        5    10.56            50    1.92%     0.70%      5.55%
   Platinum Investor VIP                                               211    10.80         2,283    2.65%     0.70%      8.02%
Fidelity VIP Freedom 2025 Portfolio - Service Class 2
   Platinum Investor III                                             2,144    10.56        22,639    2.88%     0.70%      5.60%
   Platinum Investor IV                                                 50    10.56           530    2.53%     0.70%      5.60%
   Platinum Investor VIP                                             2,929    10.83        31,722    2.87%     0.70%      8.31%
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
   Platinum Investor III                                               881    10.56         9,304    2.61%     0.70%      5.64%
   Platinum Investor IV                                                 61    10.56           648    2.75%     0.70%      5.64%
   Platinum Investor PLUS                                              929    10.56         9,811    2.63%     0.70%      5.64%

                                  VL-R - 140

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2006 are as follows:

                                                                                              Investment
                                                                                                Income    Expense    Total
Divisions                                                      Units   Unit Value Net Assets  Ratio (a)  Ratio (b) Return (c)
-----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 Portfolio - Service Class 2 -
  Continued
   Platinum Investor VIP                                         4,114   $10.88   $    44,753    2.61%     0.70%      8.78%
Fidelity VIP Growth Portfolio - Service Class 2
   AG Legacy Plus                                               23,993     8.99       215,778    0.17%     0.75%      5.78%
   Corporate America (reduced surrender charge)                 16,761    11.88       199,165    0.12%     0.65%      5.88%
   Platinum Investor I & II                                    208,946     7.52     1,572,153    0.17%     0.75%      5.78%
   Platinum Investor III                                     1,189,561     7.46     8,878,331    0.16%     0.70%      5.83%
   Platinum Investor IV                                         33,267    11.24       373,966    0.12%     0.70%      5.83%
   Platinum Investor FlexDirector                               11,345    10.81       122,619    0.07%     0.70%      5.83%
   Platinum Investor PLUS                                      111,405    12.01     1,338,133    0.16%     0.70%      5.83%
   Platinum Investor Survivor                                   70,637     7.69       543,075    0.16%     0.40%      6.15%
   Platinum Investor Survivor II                                48,295    10.67       515,279    0.15%     0.75%      5.78%
   Platinum Investor VIP                                         5,053    10.34        52,266    0.00%     0.70%      3.44%
   Platinum Investor VIP (with GMWB rider)                           4    10.29            42    0.00%     1.45%      2.92%
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Corporate America (reduced surrender charge)                 22,227    15.07       334,918    0.11%     0.65%     11.68%
   Platinum Investor I & II                                     13,301    22.63       301,019    0.09%     0.75%     11.57%
   Platinum Investor III                                       180,244    22.67     4,086,599    0.20%     0.70%     11.62%
   Platinum Investor IV                                         53,740    12.88       691,998    0.10%     0.70%     11.62%
   Platinum Investor FlexDirector                                  768    15.16        11,634    0.14%     0.70%     11.62%
   Platinum Investor PLUS                                       14,277    22.67       323,706    0.15%     0.70%     11.62%
   Platinum Investor Survivor                                    8,347    22.92       191,340    0.22%     0.40%     11.96%
   Platinum Investor Survivor II                                 9,479    22.63       214,514    0.14%     0.75%     11.57%
   Platinum Investor VIP                                        21,594    10.53       227,412    0.00%     0.70%      5.31%
   Platinum Investor VIP (with GMWB rider)                         177    10.48         1,853    0.00%     1.45%      4.79%
Franklin Templeton Franklin Small Cap Value Securities Fund
  - Class 2
   Corporate America (reduced surrender charge)                 11,486    14.18       162,829    0.69%     0.65%     16.23%
   Platinum Investor I & II                                     16,237    20.43       331,726    0.67%     0.75%     16.11%
   Platinum Investor III                                       282,124    20.47     5,774,559    0.53%     0.70%     16.17%
   Platinum Investor IV                                         45,117    12.42       560,143    0.74%     0.70%     16.17%
   Platinum Investor FlexDirector                                1,289    14.63        18,857    0.22%     0.70%     16.17%
   Platinum Investor PLUS                                       23,719    20.47       485,483    0.67%     0.70%     16.17%
   Platinum Investor Survivor                                   34,379    20.69       711,439    0.45%     0.40%     16.52%
   Platinum Investor Survivor II                                12,461    20.43       254,585    0.54%     0.75%     16.11%
   Platinum Investor VIP                                        16,626    10.73       178,463    0.01%     0.70%      7.34%
Franklin Templeton Franklin Small-Mid Cap Growth Securities
  Fund - Class 2
   AG Legacy Plus                                               13,801     7.87       108,582    0.00%     0.75%      7.88%
Franklin Templeton Franklin U.S. Government Fund - Class 2
   Platinum Investor I & II                                     24,202    11.95       289,196    3.18%     0.75%      3.24%
   Platinum Investor III                                       673,395    11.98     8,066,647    3.52%     0.70%      3.29%
   Platinum Investor IV                                         32,239    10.44       336,569    6.10%     0.70%      3.29%
   Platinum Investor FlexDirector                                  823    10.67         8,781    4.60%     0.70%      3.38%
   Platinum Investor PLUS                                       40,170    11.59       465,468    4.20%     0.70%      3.29%
   Platinum Investor Survivor                                      893    12.16        10,857    0.77%     0.40%      3.60%
   Platinum Investor Survivor II                                15,730    11.95       187,966    5.44%     0.75%      3.24%
   Platinum Investor VIP                                         3,077    10.32        31,741    0.00%     0.70%      3.16%
Franklin Templeton Mutual Shares Securities Fund - Class 2
   Platinum Investor I & II                                    159,272    15.68     2,497,778    1.24%     0.75%     17.50%
   Platinum Investor III                                       769,387    15.72    12,095,950    1.34%     0.70%     17.56%
   Platinum Investor IV                                         35,491    12.86       456,520    1.32%     0.70%     17.56%
   Platinum Investor FlexDirector                                6,294    13.85        87,153    1.59%     0.70%     17.56%

                                  VL-R - 141

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2006 are as follows:

                                                                                              Investment
                                                                                                Income    Expense    Total
Divisions                                                        Units  Unit Value Net Assets Ratio (a)  Ratio (b) Return (c)
-----------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Mutual Shares Securities Fund - Class 2 -
  Continued
   Platinum Investor PLUS                                        34,198   $15.46   $  528,663    1.29%     0.70%     17.56%
   Platinum Investor Survivor                                    36,447    15.96      581,636    0.79%     0.40%     17.91%
   Platinum Investor Survivor II                                 10,882    15.68      170,655    1.17%     0.75%     17.50%
   Platinum Investor VIP                                          9,028    11.34      102,414    0.00%     0.70%     13.44%
   Platinum Investor VIP (with GMWB rider)                        1,026    11.29       11,581    0.00%     1.45%     12.87%
Franklin Templeton Templeton Foreign Securities Fund - Class 2
   AG Legacy Plus                                                12,189    13.08      159,389    1.20%     0.75%     20.54%
   Platinum Investor I & II                                      90,007    16.36    1,472,909    1.25%     0.75%     20.54%
   Platinum Investor III                                        597,923    16.41    9,809,047    1.24%     0.70%     20.60%
   Platinum Investor IV                                          29,770    13.10      389,863    1.37%     0.70%     20.60%
   Platinum Investor FlexDirector                                 3,405    14.65       49,879    1.58%     0.70%     20.60%
   Platinum Investor PLUS                                        27,887    15.86      442,340    1.23%     0.70%     20.60%
   Platinum Investor Survivor                                    14,765    16.65      245,867    1.89%     0.40%     20.96%
   Platinum Investor Survivor II                                 58,266    16.36      953,477    1.16%     0.75%     20.54%
   Platinum Investor VIP                                          8,709    11.58      100,882    0.07%     0.70%     15.83%
   Platinum Investor VIP (with GMWB rider)                            7    11.53           80    0.07%     1.45%     15.26%
Goldman Sachs VIT Capital Growth Fund - Institutional Shares
   Platinum Investor I & II                                       4,775    10.19       48,659    0.07%     0.75%      7.75%
   Platinum Investor III                                         11,374    10.22      116,245    0.12%     0.70%      7.80%
   Platinum Investor PLUS                                           110    12.49        1,375    0.13%     0.70%      7.80%
   Platinum Investor Survivor                                   629,846    10.41    6,555,947    0.12%     0.40%      8.13%
   Platinum Investor Survivor II                                 41,634    10.83      450,751    0.05%     0.75%      7.75%
Janus Aspen International Growth Portfolio - Service Shares
   Corporate America (reduced surrender charge)                   3,726    22.30       83,075    2.40%     0.65%     37.16%
   Platinum Investor I & II                                     129,467    15.04    1,947,003    1.93%     0.75%     45.54%
   Platinum Investor III                                        431,775    14.95    6,455,480    1.87%     0.70%     45.61%
   Platinum Investor IV                                          28,414    18.79      534,018    1.97%     0.70%     45.61%
   Platinum Investor FlexDirector                                10,143    20.74      210,403    1.56%     0.70%     45.61%
   Platinum Investor PLUS                                        50,064    23.96    1,199,523    2.05%     0.70%     45.61%
   Platinum Investor Survivor                                    57,117    15.37      877,687    1.93%     0.40%     46.05%
   Platinum Investor Survivor II                                 21,071    23.64      498,180    1.32%     0.75%     45.54%
   Platinum Investor VIP                                         13,491    13.01      175,488    1.00%     0.70%     30.08%
   Platinum Investor VIP (with GMWB rider)                          153    12.94        1,978    1.00%     1.45%     29.43%
Janus Aspen Mid Cap Growth Portfolio - Service Shares
   Corporate America                                                  -     6.81            -    0.00%     0.35%     12.91%
   Corporate America (reduced surrender charge)                   2,178    14.46       31,494    0.00%     0.65%      9.49%
   Platinum Investor I & II                                      57,097     6.64      379,113    0.00%     0.75%     12.46%
   Platinum Investor III                                        402,798     6.48    2,611,910    0.00%     0.70%     12.52%
   Platinum Investor IV                                           4,510    12.58       56,753    0.00%     0.70%     12.52%
   Platinum Investor PLUS                                        13,069    16.94      221,438    0.00%     0.70%     12.52%
   Platinum Investor Survivor                                     8,380     6.78       56,855    0.00%     0.40%     12.85%
   Platinum Investor Survivor II                                    372    15.11        5,620    0.00%     0.75%     12.46%
   Platinum Investor VIP                                          2,105    10.64       22,402    0.00%     0.70%      6.42%
Janus Aspen Worldwide Growth Portfolio - Service Shares
   Corporate America                                              2,356     8.17       19,239    1.57%     0.35%     17.53%
   Corporate America (reduced surrender charge)                   5,652    13.55       76,560    1.57%     0.65%     17.17%
   Platinum Investor I & II                                      89,477     7.97      712,859    1.47%     0.75%     17.06%
   Platinum Investor III                                        360,131     7.91    2,847,552    1.58%     0.70%     17.12%
   Platinum Investor IV                                           7,576    12.34       93,519    1.86%     0.70%     17.12%
   Platinum Investor PLUS                                        16,370    12.63      206,702    1.61%     0.70%     17.12%

                                  VL-R - 142

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2006 are as follows:

                                                                                         Investment
                                                                                           Income    Expense    Total
Divisions                                                   Units  Unit Value Net Assets Ratio (a)  Ratio (b) Return (c)
------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio - Service Shares -
  Continued
   Platinum Investor Survivor                               20,259   $ 8.14   $  164,922    1.65%     0.40%     17.47%
   Platinum Investor Survivor II                            25,600    12.08      309,271    1.59%     0.75%     17.06%
   JPMorgan Mid Cap Value Portfolio
   Platinum Investor I & II                                  5,703    18.68      106,542    0.57%     0.75%     15.97%
   Platinum Investor III                                   150,607    18.71    2,818,547    0.59%     0.70%     16.03%
   Platinum Investor IV                                     16,314    12.40      202,340    0.93%     0.70%     16.03%
   Platinum Investor PLUS                                    6,734    18.71      126,028    0.70%     0.70%     16.03%
   Platinum Investor Survivor                                9,943    18.92      188,141    0.58%     0.40%     16.37%
   Platinum Investor Survivor II                             3,071    18.68       57,363    0.94%     0.75%     15.97%
JPMorgan Small Company Portfolio
   Platinum Investor I & II                                 48,036    13.37      642,235    0.00%     0.75%     14.15%
   Platinum Investor III                                   118,040    13.17    1,554,596    0.00%     0.70%     14.21%
   Platinum Investor IV                                     11,316    11.97      135,411    0.00%     0.70%     14.21%
   Platinum Investor FlexDirector                              241    14.21        3,426    0.00%     0.70%     14.21%
   Platinum Investor PLUS                                   10,278    16.40      168,543    0.00%     0.70%     14.21%
   Platinum Investor Survivor                                1,887    13.66       25,780    0.00%     0.40%     14.55%
   Platinum Investor Survivor II                             4,947    17.18       84,995    0.00%     0.75%     14.15%
   Platinum Investor VIP                                    11,120    10.39      115,585    0.00%     0.70%      3.95%
MFS VIT Capital Opportunities Series - Initial Class
   Corporate America                                             -     7.80            -    0.00%     0.35%     13.40%
   Corporate America (reduced surrender charge)              1,910    12.62       24,108    0.00%     0.65%     10.44%
   Platinum Investor I & II                                 80,028     7.61      608,843    0.47%     0.75%     12.95%
   Platinum Investor III                                   391,046     7.69    3,005,410    0.43%     0.70%     13.01%
   Platinum Investor IV                                      5,915    11.70       69,193    0.45%     0.70%     13.01%
   Platinum Investor FlexDirector                              332    12.07        4,004    0.44%     0.70%     13.01%
   Platinum Investor PLUS                                   44,725    12.95      578,981    0.43%     0.70%     13.01%
   Platinum Investor Survivor                               23,342     7.77      181,455    0.51%     0.40%     13.35%
   Platinum Investor Survivor II                             4,151    11.78       48,904    0.41%     0.75%     12.95%
MFS VIT Emerging Growth Series - Initial Class
   AG Legacy Plus                                            8,181    12.45      101,831    0.00%     0.75%      7.09%
   Corporate America (reduced surrender charge)              3,795    13.23       50,218    0.00%     0.65%      7.20%
   Platinum Investor I & II                                557,011    12.12    6,750,035    0.00%     0.75%      7.09%
   Platinum Investor III                                   608,177     6.42    3,906,235    0.00%     0.70%      7.14%
   Platinum Investor IV                                      7,093    11.93       84,654    0.00%     0.70%      7.14%
   Platinum Investor FlexDirector                              459    12.23        5,608    0.00%     0.70%      7.14%
   Platinum Investor PLUS                                   41,485    13.52      561,079    0.00%     0.70%      7.14%
   Platinum Investor Survivor                              101,337     5.78      585,434    0.00%     0.40%      7.46%
   Platinum Investor Survivor II                             3,643    11.62       42,340    0.00%     0.75%      7.09%
MFS VIT New Discovery Series - Initial Class
   AG Legacy Plus                                           18,891     9.19      173,554    0.00%     0.75%     12.37%
   Corporate America                                         2,179    10.09       21,981    0.00%     0.35%     12.82%
   Corporate America (reduced surrender charge)              1,942    13.48       26,187    0.00%     0.65%      3.76%
   Platinum Investor I & II                                 50,346     9.84      495,454    0.00%     0.75%     12.37%
   Platinum Investor III                                   290,883     9.65    2,806,891    0.00%     0.70%     12.43%
   Platinum Investor IV                                      6,812    12.10       82,438    0.00%     0.70%     12.43%
   Platinum Investor FlexDirector                              399    11.70        4,665    0.00%     0.70%     12.43%
   Platinum Investor PLUS                                   21,631    13.11      283,573    0.00%     0.70%     12.43%
   Platinum Investor Survivor                               11,457    10.06      115,209    0.00%     0.40%     12.76%
   Platinum Investor Survivor II                             9,508    12.62      119,995    0.00%     0.75%     12.37%
   Platinum Investor VIP                                     1,803    10.53       18,992    0.00%     0.70%      5.34%

                                  VL-R - 143

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2006 are as follows:

                                                                                          Investment
                                                                                            Income    Expense    Total
Divisions                                                    Units  Unit Value Net Assets Ratio (a)  Ratio (b) Return (c)
-------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series - Initial Class - Continued
   Platinum Investor VIP (with GMWB rider)                      288   $10.48   $    3,023    0.00%     1.45%      4.82%
MFS VIT Research Series - Initial Class
   Platinum Investor I & II                                  41,679     8.79      366,566    0.49%     0.75%      9.65%
   Platinum Investor III                                    181,505     8.77    1,591,741    0.47%     0.70%      9.71%
   Platinum Investor IV                                       3,471    11.71       40,642    0.48%     0.70%      9.71%
   Platinum Investor FlexDirector                               196    12.64        2,480    0.50%     0.70%      9.71%
   Platinum Investor PLUS                                    10,838    13.86      150,226    0.49%     0.70%      9.71%
   Platinum Investor Survivor                                 9,854     8.99       88,558    0.53%     0.40%     10.04%
   Platinum Investor Survivor II                             10,176    12.90      131,265    0.39%     0.75%      9.65%
   Platinum Investor VIP                                        903    10.77        9,723    0.00%     0.70%      7.72%
   Platinum Investor VIP (with GMWB rider)                        4    10.72           43    0.00%     1.45%      7.19%
MFS VIT Total Return Series - Initial Class
   AG Legacy Plus                                           109,796     7.06      775,099    2.42%     0.75%     11.06%
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I
   Corporate America (reduced surrender charge)               3,647    14.62       53,308    0.00%     0.65%     13.95%
   Platinum Investor I & II                                  70,356     8.22      578,080    0.00%     0.75%     13.84%
   Platinum Investor III                                    333,481     8.09    2,696,892    0.00%     0.70%     13.90%
   Platinum Investor IV                                      13,927    12.87      179,221    0.00%     0.70%     13.90%
   Platinum Investor FlexDirector                               714    14.23       10,164    0.00%     0.70%     13.90%
   Platinum Investor PLUS                                    41,810    15.08      630,433    0.00%     0.70%     13.90%
   Platinum Investor Survivor                                30,403     8.40      255,255    0.00%     0.40%     14.24%
   Platinum Investor Survivor II                             10,380    13.82      143,498    0.00%     0.75%     13.84%
   Platinum Investor VIP                                      4,202    10.65       44,755    0.00%     0.70%      6.51%
Neuberger Berman AMT Partners Portfolio - Class I
   AG Legacy Plus                                             7,514    14.80      111,195    0.70%     0.75%     11.40%
Oppenheimer Balanced Fund/VA - Non-Service Shares
   Platinum Investor I & II                                   7,426    14.76      109,608    2.53%     0.75%     10.32%
   Platinum Investor III                                     48,802    14.79      721,678    1.94%     0.70%     10.37%
   Platinum Investor IV                                      27,624    11.30      312,121    1.57%     0.70%     10.37%
   Platinum Investor FlexDirector                             2,036    12.06       24,542    0.05%     0.70%     10.37%
   Platinum Investor PLUS                                     4,373    14.79       64,665    2.05%     0.70%     10.37%
   Platinum Investor Survivor                                   286    14.95        4,271    2.46%     0.40%     10.70%
   Platinum Investor Survivor II                              4,031    14.76       59,494    2.01%     0.75%     10.32%
   Platinum Investor VIP                                      6,392    10.87       69,487    0.00%     0.70%      8.71%
Oppenheimer Global Securities Fund/VA - Non-Service Shares
   Corporate America (reduced surrender charge)               6,634    15.54      103,066    0.06%     0.65%     11.20%
   Platinum Investor I & II                                  17,823    22.29      397,267    0.77%     0.75%     16.81%
   Platinum Investor III                                    109,609    22.33    2,447,539    0.93%     0.70%     16.87%
   Platinum Investor IV                                      29,344    13.56      397,860    0.77%     0.70%     16.87%
   Platinum Investor FlexDirector                               570    14.82        8,452    0.04%     0.70%     16.87%
   Platinum Investor PLUS                                    11,603    22.33      259,082    0.91%     0.70%     16.87%
   Platinum Investor Survivor                                 7,429    22.58      167,710    0.76%     0.40%     17.22%
   Platinum Investor Survivor II                              4,384    22.29       97,708    0.87%     0.75%     16.81%
   Platinum Investor VIP                                     14,610    11.15      162,922    0.00%     0.70%     11.52%
   Platinum Investor VIP (with GMWB rider)                      171    11.10        1,893    0.00%     1.45%     10.96%
Oppenheimer High Income Fund/VA - Non-Service Shares
   AG Legacy Plus                                             8,002    13.80      110,446    7.35%     0.75%      8.61%
PIMCO VIT CommodityRealReturn Strategy Portfolio -
  Administrative Class
   Platinum Investor I & II                                  21,567     9.56      206,126    5.92%     0.75%     -4.43%
   Platinum Investor III                                      2,720     9.56       26,007    5.87%     0.70%     -4.39%

                                  VL-R - 144

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2006 are as follows:

                                                                                          Investment
                                                                                            Income    Expense    Total
Divisions                                                  Units   Unit Value Net Assets  Ratio (a)  Ratio (b) Return (c)
-------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn Strategy Portfolio -
  Administrative Class - Continued
   Platinum Investor IV                                        183   $ 9.56   $     1,753    5.14%     0.70%     -4.39%
   Platinum Investor PLUS                                       38     9.56           361    4.69%     0.70%     -4.39%
   Platinum Investor Survivor II                               179     9.56         1,712    5.24%     0.75%     -4.43%
   Platinum Investor VIP                                     1,885    10.16        19,142    5.06%     0.70%      1.55%
   Platinum Investor VIP (with GMWB rider)                       3    10.10            31    5.06%     1.45%      1.05%
PIMCO VIT Real Return Portfolio - Administrative Class
   AG Legacy Plus                                           29,743    14.18       421,867    4.71%     0.75%     -0.05%
   Corporate America                                         2,113    15.84        33,458    4.57%     0.35%      0.35%
   Corporate America (reduced surrender charge)             16,110    10.46       168,582    4.57%     0.65%      0.05%
   Platinum Investor I & II                                113,865    15.45     1,759,230    4.83%     0.75%     -0.05%
   Platinum Investor III                                   462,472    15.53     7,182,052    4.16%     0.70%      0.00%
   Platinum Investor IV                                     43,576    10.03       437,184    5.05%     0.70%      0.00%
   Platinum Investor FlexDirector                              992    10.52        10,435    5.15%     0.70%      0.00%
   Platinum Investor PLUS                                   35,349    13.11       463,456    4.18%     0.70%      0.00%
   Platinum Investor Survivor                               54,072    15.79       853,623    4.34%     0.40%      0.30%
   Platinum Investor Survivor II                            28,648    13.27       380,231    4.41%     0.75%     -0.05%
   Platinum Investor VIP                                     3,390    10.00        33,914    2.47%     0.70%      0.04%
PIMCO VIT Short-Term Portfolio - Administrative Class
   Corporate America                                           666    11.99         7,987    4.04%     0.35%      3.91%
   Corporate America (reduced surrender charge)                850    10.59         8,993    4.04%     0.65%      2.53%
   Platinum Investor I & II                                 95,302    11.70     1,115,337    4.29%     0.75%      3.50%
   Platinum Investor III                                   206,087    11.73     2,417,253    4.19%     0.70%      3.55%
   Platinum Investor IV                                     22,405    10.52       235,808    4.69%     0.70%      3.55%
   Platinum Investor FlexDirector                            7,184    10.59        76,050    4.47%     0.70%      3.55%
   Platinum Investor PLUS                                   29,401    10.92       320,971    4.35%     0.70%      3.55%
   Platinum Investor Survivor                               31,994    11.96       382,585    4.32%     0.40%      3.86%
   Platinum Investor Survivor II                            32,237    11.01       354,789    4.39%     0.75%      3.50%
   Platinum Investor VIP                                     6,296    10.32        64,966    1.78%     0.70%      3.19%
   Platinum Investor VIP (with GMWB rider)                       4    10.27            40    1.78%     1.45%      2.68%
PIMCO VIT Total Return Portfolio - Administrative Class
   AG Legacy Plus                                           33,244    13.02       432,989    4.66%     0.75%      3.07%
   Corporate America (reduced surrender charge)             17,778    10.59       188,244    4.80%     0.65%      3.17%
   Platinum Investor I & II                                318,679    13.65     4,349,723    3.92%     0.75%      3.07%
   Platinum Investor III                                 1,024,392    13.74    14,071,624    3.25%     0.70%      3.12%
   Platinum Investor IV                                     64,491    10.43       672,919    4.86%     0.70%      3.12%
   Platinum Investor FlexDirector                           11,001    10.74       118,186    4.42%     0.70%      3.12%
   Platinum Investor PLUS                                   71,700    11.97       858,520    4.46%     0.70%      3.12%
   Platinum Investor Survivor                               75,028    13.95     1,046,388    3.28%     0.40%      3.43%
   Platinum Investor Survivor II                            64,509    12.07       778,824    4.37%     0.75%      3.07%
   Platinum Investor VIP                                    13,561    10.29       139,563    1.99%     0.70%      2.91%
   Platinum Investor VIP (with GMWB rider)                     400    10.24         4,098    1.99%     1.45%      2.40%
Pioneer Fund VCT Portfolio - Class I
   Platinum Investor I & II                                202,285    12.47     2,521,852    1.34%     0.75%     15.76%
   Platinum Investor III                                    51,887    12.48       647,531    1.33%     0.70%     15.82%
   Platinum Investor PLUS                                      943    12.48        11,766    1.31%     0.70%     15.82%
   Platinum Investor Survivor                                8,828    12.56       110,856    1.04%     0.40%     16.17%
   Platinum Investor Survivor II                               578    12.47         7,211    1.37%     0.75%     15.76%
Pioneer Growth Opportunities VCT Portfolio - Class I
   Corporate America                                         3,320    11.50        38,192    0.00%     0.35%      5.23%
   Platinum Investor I & II                                263,245    11.41     3,003,742    0.00%     0.75%      4.81%

                                  VL-R - 145

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2006 are as follows:

                                                                                         INVESTMENT
                                                                                           INCOME    EXPENSE    TOTAL
DIVISIONS                                                   UNITS  UNIT VALUE NET ASSETS RATIO (A)  RATIO (B) RETURN (C)
---------------------------------------------------------- ------- ---------- ---------- ---------- --------- ----------
Pioneer Growth Opportunities VCT Portfolio - Class I -
  Continued
   Platinum Investor III                                   135,222   $11.42   $1,544,521    0.00%     0.70%      4.86%
   Platinum Investor PLUS                                    5,921    11.42       67,627    0.00%     0.70%      4.86%
   Platinum Investor Survivor                                9,975    11.49      114,644    0.00%     0.40%      5.18%
   Platinum Investor Survivor II                            19,602    11.41      223,666    0.00%     0.75%      4.81%
Pioneer Mid Cap Value VCT Portfolio - Class I
   Platinum Investor I & II                                      4    10.60           42    0.00%     0.75%      6.00%
   Platinum Investor III                                     3,700    10.60       39,237    0.00%     0.70%      6.04%
   Platinum Investor IV                                         77    10.60          814    0.00%     0.70%      6.04%
   Platinum Investor PLUS                                       25    10.60          265    0.00%     0.70%      6.04%
   Platinum Investor Survivor II                             2,372    10.60       25,140    0.00%     0.75%      6.00%
   Platinum Investor VIP                                       933    10.83       10,107    0.30%     0.70%      8.29%
Putnam VT Diversified Income Fund - Class IB
   AG Legacy Plus                                           12,568    14.80      186,024    5.84%     0.75%      5.50%
   Corporate America                                       454,666    15.24    6,928,517    5.28%     0.35%      5.92%
   Corporate America (reduced surrender charge)             38,797    11.22      435,342    5.28%     0.65%      5.61%
   Platinum Investor I & II                                135,182    14.30    1,932,575    3.34%     0.75%      5.50%
   Platinum Investor III                                    93,931    15.33    1,440,078    3.61%     0.70%      5.55%
   Platinum Investor IV                                      9,567    10.67      102,088    5.38%     0.70%      5.55%
   Platinum Investor FlexDirector                              122    11.48        1,396    5.67%     0.70%      5.55%
   Platinum Investor PLUS                                    9,089    14.21      129,141    5.26%     0.70%      5.55%
   Platinum Investor Survivor                               18,717    15.21      284,612    0.28%     0.40%      5.87%
   Platinum Investor Survivor II                             2,371    14.58       34,570    6.07%     0.75%      5.50%
   Platinum Investor VIP                                     4,069    10.48       42,657    0.00%     0.70%      4.83%
Putnam VT Growth and Income Fund - Class IB
   Corporate America                                       555,630    13.63    7,571,940    1.40%     0.35%     15.51%
   Corporate America (reduced surrender charge)             44,042    12.96      570,814    1.40%     0.65%     15.16%
   Platinum Investor I & II                                338,156    14.01    4,736,505    1.56%     0.75%     15.05%
   Platinum Investor III                                   550,344    12.66    6,969,006    1.51%     0.70%     15.10%
   Platinum Investor IV                                     31,945    11.96      382,007    1.28%     0.70%     15.10%
   Platinum Investor FlexDirector                           10,914    12.69      138,516    1.35%     0.70%     15.10%
   Platinum Investor PLUS                                   36,439    14.17      516,420    1.42%     0.70%     15.10%
   Platinum Investor Survivor                               30,051    13.60      408,642    1.75%     0.40%     15.45%
   Platinum Investor Survivor II                             7,192    13.89       99,900    1.52%     0.75%     15.05%
Putnam VT International Growth and Income Fund - Class IB
   Corporate America (reduced surrender charge)              3,545    16.49       58,445    0.68%     0.65%     26.40%
   Platinum Investor I & II                                199,621    18.41    3,675,650    1.06%     0.75%     26.28%
   Platinum Investor III                                   223,141    16.32    3,640,803    1.00%     0.70%     26.34%
   Platinum Investor IV                                     22,123    14.30      316,258    0.83%     0.70%     26.34%
   Platinum Investor FlexDirector                              642    16.19       10,399    0.49%     0.70%     26.34%
   Platinum Investor PLUS                                   14,565    19.17      279,276    1.10%     0.70%     26.34%
   Platinum Investor Survivor                               33,285    15.95      530,826    1.18%     0.40%     26.72%
   Platinum Investor Survivor II                            11,104    20.82      231,128    0.98%     0.75%     26.28%
   Platinum Investor VIP                                     8,247    11.97       98,683    0.00%     0.70%     19.66%
Putnam VT Small Cap Value Fund - Class IB
   AG Legacy Plus                                           16,985    24.50      416,127    0.31%     0.75%     16.42%
Putnam VT Vista Fund - Class IB
   AG Legacy Plus                                           27,252     6.48      176,650    0.00%     0.75%      4.67%
Putnam VT Voyager Fund - Class IB
   AG Legacy Plus                                           66,699     6.32      421,428    0.11%     0.75%      4.65%

                                  VL-R - 146

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2006 are as follows:

                                                                                    INVESTMENT
                                                                                      INCOME    EXPENSE    TOTAL
DIVISIONS                                              UNITS  UNIT VALUE NET ASSETS RATIO (A)  RATIO (B) RETURN (C)
----------------------------------------------------- ------- ---------- ---------- ---------- --------- ----------
SunAmerica Aggressive Growth Portfolio - Class 1
   Platinum Investor I & II                            17,757   $14.05   $  249,429    0.10%     0.75%     12.45%
   Platinum Investor III                               45,746    14.08      644,074    0.11%     0.70%     12.50%
   Platinum Investor IV                                 5,114    11.95       61,097    0.11%     0.70%     12.50%
   Platinum Investor PLUS                               9,223    14.95      137,898    0.11%     0.70%     12.50%
   Platinum Investor Survivor                             750    14.28       10,708    0.10%     0.40%     12.84%
   Platinum Investor Survivor II                        1,364    14.05       19,155    0.13%     0.75%     12.45%
   Platinum Investor VIP                                  748    10.68        7,986    0.15%     0.70%      6.75%
SunAmerica - SunAmerica Balanced Portfolio - Class 1
   Platinum Investor I & II                               730    11.93        8,702    2.77%     0.75%     10.04%
   Platinum Investor III                               70,947    11.96      848,269    2.85%     0.70%     10.10%
   Platinum Investor IV                                 6,901    11.14       76,869    3.41%     0.70%     10.10%
   Platinum Investor PLUS                              19,626    12.33      242,055    2.84%     0.70%     10.10%
   Platinum Investor Survivor II                        2,630    11.93       31,377    2.85%     0.75%     10.04%
   Platinum Investor VIP                                1,770    10.84       19,178    2.71%     0.70%      8.38%
UIF Equity Growth Portfolio - Class I Shares
   Platinum Investor I & II                           248,559    12.18    3,028,213    0.00%     0.75%      3.33%
   Platinum Investor III                               88,608     8.19      725,418    0.00%     0.70%      3.38%
   Platinum Investor IV                                 3,125    12.27       38,349    0.00%     0.70%      3.38%
   Platinum Investor PLUS                               5,404    13.04       70,451    0.00%     0.70%      3.38%
   Platinum Investor Survivor                          23,805     7.85      186,981    0.00%     0.40%      3.69%
   Platinum Investor Survivor II                          415    11.50        4,778    0.00%     0.75%      3.33%
UIF High Yield Portfolio - Class I Shares
   Platinum Investor I & II                            76,001    12.04      915,380    8.16%     0.75%      7.81%
   Platinum Investor III                               26,657    12.50      333,263    7.57%     0.70%      7.87%
   Platinum Investor IV                                 1,701    10.77       18,330    7.40%     0.70%      7.87%
   Platinum Investor FlexDirector                       2,593    11.68       30,297    7.69%     0.70%      7.87%
   Platinum Investor PLUS                               3,405    13.96       47,537    7.99%     0.70%      7.87%
   Platinum Investor Survivor                             256    11.80        3,022    5.20%     0.40%      8.19%
   Platinum Investor Survivor II                        8,625    13.61      117,419    6.10%     0.75%      7.81%
VALIC Company I International Equities Fund
   AG Legacy Plus                                       9,194    11.65      107,097    1.25%     0.75%     22.14%
   Platinum Investor I & II                            63,701    14.94      951,862    1.50%     0.75%     22.14%
   Platinum Investor III                               87,669    12.94    1,134,020    1.58%     0.70%     22.20%
   Platinum Investor IV                                 4,262    14.14       60,257    2.11%     0.70%     22.20%
   Platinum Investor FlexDirector                         695    15.90       11,054    1.72%     0.70%     22.20%
   Platinum Investor PLUS                              11,740    16.94      198,841    1.59%     0.70%     22.20%
   Platinum Investor Survivor                          14,503    11.53      167,217    1.62%     0.40%     22.57%
   Platinum Investor Survivor II                        1,507    17.59       26,517    1.71%     0.75%     22.14%
   Platinum Investor VIP                                7,289    11.73       85,475    2.93%     0.70%     17.27%
VALIC Company I Mid Cap Index Fund
   AG Legacy Plus                                      19,582    15.64      306,276    0.46%     0.75%      9.15%
   Corporate America                                    5,475    17.12       93,748    0.54%     0.35%      9.59%
   Corporate America (reduced surrender charge)         4,478    13.72       61,432    0.54%     0.65%      9.26%
   Platinum Investor I & II                           350,008    23.19    8,116,965    0.48%     0.75%      9.15%
   Platinum Investor III                              413,935    15.25    6,312,099    0.48%     0.70%      9.21%
   Platinum Investor IV                                23,308    12.18      283,853    0.65%     0.70%      9.21%
   Platinum Investor FlexDirector                         419    13.22        5,539    0.88%     0.70%      9.21%
   Platinum Investor PLUS                              43,892    15.70      689,091    0.51%     0.70%      9.21%
   Platinum Investor Survivor                          61,023    17.09    1,042,738    0.49%     0.40%      9.54%
   Platinum Investor Survivor II                       35,204    17.11      602,297    0.55%     0.75%      9.15%

                                  VL-R - 147

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2006 are as follows:

                                                                                   INVESTMENT
                                                                                     INCOME    EXPENSE    TOTAL
DIVISIONS                                           UNITS   UNIT VALUE NET ASSETS  RATIO (A)  RATIO (B) RETURN (C)
------------------------------------------------  --------- ---------- ----------- ---------- --------- ----------
VALIC Company I Mid Cap Index Fund - Continued
   Platinum Investor VIP                             14,211   $10.36   $   147,222     0.87%    0.70%      3.59%
   Platinum Investor VIP (with GMWB rider)              177    10.31         1,830     0.87%    1.45%      3.08%
VALIC Company I Money Market I Fund
   AG Legacy Plus                                    16,295    11.14       181,446     3.96%    0.75%      3.84%
   Corporate America (reduced surrender charge)      38,636    10.63       410,658     5.40%    0.65%      3.94%
   Platinum Investor I & II                         681,680    12.27     8,366,230     4.97%    0.75%      3.84%
   Platinum Investor III                          1,178,024    11.06    13,032,151     6.84%    0.70%      3.89%
   Platinum Investor IV                              30,634    10.59       324,280     6.05%    0.70%      3.89%
   Platinum Investor FlexDirector                        17    10.61           179   907.96%    0.70%      3.89%
   Platinum Investor PLUS                            34,418    10.63       365,827     3.91%    0.70%      3.89%
   Platinum Investor Survivor                       192,818    11.65     2,245,828     5.41%    0.40%      4.20%
   Platinum Investor Survivor II                    481,493    10.64     5,124,182     4.48%    0.75%      3.84%
   Platinum Investor VIP                             52,469    10.34       542,527     2.99%    0.70%      3.40%
   Platinum Investor VIP (with GMWB rider)              441    10.29         4,538     2.99%    1.45%      2.88%
VALIC Company I Nasdaq-100 Index Fund
   Platinum Investor I & II                         188,901     5.16       974,283     0.07%    0.75%      5.86%
   Platinum Investor III                            410,245     5.07     2,081,367     0.07%    0.70%      5.92%
   Platinum Investor IV                               3,678    11.26        41,405     0.11%    0.70%      5.92%
   Platinum Investor FlexDirector                        95    11.48         1,092     0.09%    0.70%      5.92%
   Platinum Investor PLUS                            17,060    14.55       248,157     0.08%    0.70%      5.92%
   Platinum Investor Survivor                         9,147     5.27        48,208     0.07%    0.40%      6.23%
   Platinum Investor Survivor II                     71,610    10.93       782,789     0.09%    0.75%      5.86%
   Platinum Investor VIP                                880    10.42         9,173     0.15%    0.70%      4.20%
VALIC Company I Science & Technology Fund
   Platinum Investor I & II                          57,061     4.26       242,800     0.00%    0.75%      5.06%
   Platinum Investor III                            195,015     4.22       823,789     0.00%    0.70%      5.11%
   Platinum Investor IV                               2,904    11.17        32,430     0.00%    0.70%      5.11%
   Platinum Investor FlexDirector                       106    10.74         1,140     0.00%    0.70%      5.11%
   Platinum Investor PLUS                             3,788    13.09        49,595     0.00%    0.70%      5.11%
   Platinum Investor Survivor                        11,405     4.35        49,586     0.00%    0.40%      5.43%
   Platinum Investor Survivor II                      2,616     9.82        25,682     0.00%    0.75%      5.06%
   Platinum Investor VIP                                338    10.27         3,471     0.00%    0.70%      2.70%
VALIC Company I Small Cap Index Fund
   Corporate America                                      -    16.45             -     0.65%    0.35%     17.65%
   Corporate America (reduced surrender charge)       2,443    13.88        33,899     0.65%    0.65%      1.02%
   Platinum Investor I & II                         126,100    16.05     2,024,385     0.37%    0.75%     17.18%
   Platinum Investor III                            213,978    15.82     3,385,593     0.36%    0.70%     17.24%
   Platinum Investor IV                              20,793    12.46       259,100     0.50%    0.70%     17.24%
   Platinum Investor FlexDirector                       952    13.32        12,683     0.66%    0.70%     17.24%
   Platinum Investor PLUS                            28,524    16.73       477,336     0.39%    0.70%     17.24%
   Platinum Investor Survivor                        11,854    16.40       194,454     0.38%    0.40%     17.59%
   Platinum Investor Survivor II                      8,722    17.98       156,826     0.47%    0.75%     17.18%
   Platinum Investor VIP                             12,113    10.78       130,611     0.69%    0.70%      7.83%
   Platinum Investor VIP (with GMWB rider)              169    10.73         1,815     0.69%    1.45%      7.29%
VALIC Company I Stock Index Fund
   AG Legacy Plus                                    76,604     9.92       760,082     0.83%    0.75%     14.55%
   Corporate America                                  6,614    10.02        66,268     0.98%    0.35%     15.01%
   Corporate America (reduced surrender charge)       8,011    12.89       103,293     0.98%    0.65%     14.66%
   Platinum Investor I & II                       1,139,545    13.60    15,492,256     0.83%    0.75%     14.55%
   Platinum Investor III                          1,326,823    10.30    13,664,729     0.75%    0.70%     14.61%

                                  VL-R - 148

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2006 are as follows:

                                                                                     INVESTMENT
                                                                                       INCOME    EXPENSE    TOTAL
DIVISIONS                                               UNITS  UNIT VALUE NET ASSETS RATIO (A)  RATIO (B) RETURN (C)
------------------------------------------------------ ------- ---------- ---------- ---------- --------- ----------
VALIC Company I Stock Index Fund - Continued
   Platinum Investor IV                                 44,725   $11.95   $  534,307    1.23%     0.70%     14.61%
   Platinum Investor FlexDirector                       10,337    12.55      129,718    0.96%     0.70%     14.61%
   Platinum Investor PLUS                              109,880    14.11    1,550,729    0.88%     0.70%     14.61%
   Platinum Investor Survivor                          261,843    10.00    2,617,693    0.72%     0.40%     14.95%
   Platinum Investor Survivor II                        47,924    13.12      628,916    1.03%     0.75%     14.55%
   Platinum Investor VIP                                 6,880    11.09       76,321    1.53%     0.70%     10.94%
Van Kampen LIT Government Portfolio - Class I
   AG Legacy Plus                                        9,986    13.60      135,776    4.69%     0.75%      2.57%
Van Kampen LIT Growth and Income Portfolio - Class I
   Platinum Investor I & II                            181,624    15.03    2,729,972    1.03%     0.75%     15.37%
   Platinum Investor III                               501,127    15.07    7,549,952    0.98%     0.70%     15.43%
   Platinum Investor IV                                 36,800    12.54      461,468    0.87%     0.70%     15.43%
   Platinum Investor FlexDirector                        1,089    13.65       14,856    1.41%     0.70%     15.43%
   Platinum Investor PLUS                               23,855    15.35      366,194    1.06%     0.70%     15.43%
   Platinum Investor Survivor                           34,840    15.28      532,301    0.90%     0.40%     15.77%
   Platinum Investor Survivor II                        24,347    15.03      365,949    1.43%     0.75%     15.37%
   Platinum Investor VIP                                 6,879    11.26       77,444    0.00%     0.70%     12.58%
Van Kampen LIT Strategic Growth Portfolio - Class I *
   AG Legacy Plus                                       11,018     5.20       57,242    0.00%     0.75%      2.09%
Vanguard VIF High Yield Bond Portfolio
   Corporate America (reduced surrender charge)          6,015    11.33       68,129    3.16%     0.65%      7.57%
   Platinum Investor I & II                             62,165    13.99      869,391    7.62%     0.75%      7.46%
   Platinum Investor III                               216,582    14.11    3,055,522    7.69%     0.70%      7.52%
   Platinum Investor IV                                 24,390    10.90      265,743    5.81%     0.70%      7.52%
   Platinum Investor FlexDirector                          121    11.69        1,416    9.62%     0.70%      7.52%
   Platinum Investor PLUS                               28,223    13.57      382,889    7.12%     0.70%      7.52%
   Platinum Investor Survivor                           25,443    14.29      363,576    6.34%     0.40%      7.84%
   Platinum Investor Survivor II                         8,739    13.87      121,186    5.56%     0.75%      7.46%
   Platinum Investor VIP                                 5,014    10.60       53,164    0.00%     0.70%      6.03%
   Platinum Investor VIP (with GMWB rider)                   2    10.55           21    0.00%     1.45%      5.50%
Vanguard VIF REIT Index Portfolio
   Corporate America                                       668    33.12       22,132    1.09%     0.35%     34.46%
   Corporate America (reduced surrender charge)          6,565    17.25      113,228    1.09%     0.65%     34.06%
   Platinum Investor I & II                            103,667    32.32    3,350,190    1.98%     0.75%     33.92%
   Platinum Investor III                               293,212    32.36    9,488,562    1.95%     0.70%     33.99%
   Platinum Investor IV                                 52,457    15.48      811,986    1.70%     0.70%     33.99%
   Platinum Investor FlexDirector                        5,996    18.01      107,994    2.01%     0.70%     33.99%
   Platinum Investor PLUS                               64,510    24.34    1,570,440    1.80%     0.70%     33.99%
   Platinum Investor Survivor                           20,454    33.02      675,402    2.23%     0.40%     34.39%
   Platinum Investor Survivor II                        26,865    28.16      756,516    1.96%     0.75%     33.92%
   Platinum Investor VIP                                18,069    12.15      219,598    0.00%     0.70%     21.54%
   Platinum Investor VIP (with GMWB rider)                 515    12.09        6,223    0.00%     1.45%     20.93%

                                  VL-R - 149

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

(a)These amounts represent the dividends, excluding capital gain distributions from mutual funds, received by the Division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reduction in the unit value. The recognition of investment income by the Division is affected by the timing of the declaration of dividends by the underlying fund in which the Divisions invest.

(b)These amounts represent the annualized policy expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each year indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(c)These amounts represent the total return for the years indicated, including changes in the value of the underlying Division, and reflect deductions for those expenses that result in a direct reduction to unit values. The total return does not include policy charges deducted directly from account values. For the years ended December 31, 2010, 2009, 2008, 2007, and 2006, a total return was calculated using the initial unit value for the Division if the Division became an available investment option during the year and the underlying Fund was not available at the beginning of the year.

*  Fund Name Changes
   2006
-  Effective August 15, 2006, Van Kampen LIT Emerging Growth Portfolio -
   Class I changed its name to Van Kampen LIT Strategic Growth Portfolio -
   Class I.
- Effective December 1, 2006, Credit Suisse Small Cap Growth Portfolio changed its name to Credit Suisse Small Cap Core I Portfolio.
   2007
- Effective May 1, 2007, MFS VIT Capital Opportunities Series - Initial Class changed its name to MFS VIT Core Equity Series - Initial Class.
- Effective May 1, 2007, SunAmerica - SunAmerica Balanced Portfolio - Class 1 changed its name to SunAmerica Balanced Portfolio - Class 1.
   2008
- Effective May 1, 2008, Alger American Leveraged AllCap Portfolio - Class O Shares changed its name to Alger American Capital Appreciation Portfolio - Class O Shares.
-  Effective May 1, 2008, MFS VIT Emerging Growth Series - Initial Class
   changed its name to MFS VIT Growth Series - Initial Class.
- Effective May 1, 2008, VALIC Company I International Equities Fund changed its name to AIG Retirement Company I International Equities Fund.
-  Effective May 1, 2008, VALIC Company I Mid Cap Index Fund changed its name to AIG Retirement Company I Mid Cap Index Fund.
- Effective May 1, 2008, VALIC Company I Money Market I Fund changed its name to AIG Retirement Company I Money Market I Fund.
-  Effective May 1, 2008, VALIC Company I Nasdaq-100 Index Fund changed its name to AIG Retirement Company I Nasdaq-100 Index Fund.
- Effective May 1, 2008, VALIC Company I Science & Technology Fund changed its name to AIG Retirement Company I Science & Technology Fund.
- Effective May 1, 2008, VALIC Company I Small Cap Index Fund changed its name to AIG Retirement Company I Small Cap Index Fund.
- Effective May 1, 2008, VALIC Company I Stock Index Fund changed its name to AIG Retirement Company I Stock Index Fund.
- Effective May 1, 2008, Van Kampen LIT Strategic Growth Portfolio - Class I changed its name to Van Kampen LIT Capital Growth Portfolio - Class I.
   2009
-  Effective April 24, 2009, JPMorgan International Equity Portfolio changed its name to JPMorgan Insurance Trust International Equity Porfolio - Class 1.
- Effective April 24, 2009, JPMorgan Small Company Portfolio changed its name to JPMorgan Insurance Trust Small Cap Core Portfolio - Class 1.
- Effective May 1, 2009, Credit Suisse Small Cap Core I Portfolio changed its name to Credit Suisse U.S. Equity Flex I Portfolio.
- Effective May 1, 2009, Janus Aspen Mid Cap Growth Portfolio - Service Shares changed its name to Janus Aspen Enterprise Portfolio - Service Shares.
- Effective May 1, 2009, Janus Aspen International Growth Portfolio - Service Shares changed its name to Janus Aspen Overseas Portfolio - Service Shares.
- Effective May 1, 2009, Janus Aspen Worldwide Growth Portfolio - Service Shares changed its name to Janus Aspen Worldwide Portfolio - Service Shares.
- Effective May 1, 2009, AIG Retirement Company I International Equities Fund changed its name to VALIC Company I International Equities Fund.
- Effective May 1, 2009, AIG Retirement Company I Mid Cap Index Fund changed its name to VALIC Company I Mid Cap Index Fund.
- Effective May 1, 2009, AIG Retirement Company I Money Market I Fund changed its name to VALIC Company I Money Market I Fund.
-  Effective May 1, 2009, AIG Retirement Company I Nasdaq-100 Index Fund
   changed its name to VALIC Company I Nasdaq-100 Index Fund.
- Effective May 1, 2009, AIG Retirement Company I Science & Technology Fund changed its name to VALIC Company I Science & Technology Fund.
- Effective May 1, 2009, AIG Retirement Company I Small Cap Index Fund changed its name to VALIC Company I Small Cap Index Fund.
- Effective May 1, 2009, AIG Retirement Company I Stock Index Fund changed its name to VALIC Company I Stock Index Fund.
-  Effective September 23, 2009, Alger American Capital Appreciation Portfolio
   - Class O Shares changed its name to Alger Capital Appreciation
   Portfolio - Class I-2 Shares.
- Effective September 23, 2009, Alger American MidCap Growth Portfolio - Class O Shares changed its name to Alger Mid Cap Growth Portfolio - Class I-2 Shares.
   2010
- Effective April 19, 2010, Dreyfus VIF Developing Leaders Portfolio - Initial Shares changed its name to Dreyfus VIF Opportunistic Small Cap Portfolio - Initial Shares.

                                  VL-R - 150

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

*  Fund Name Changes - Continued
   2010 - Continued
- Effective April 30, 2010, Goldman Sachs VIT Capital Growth Fund - Institutional Shares changed its name to Goldman Sachs VIT Strategic Growth Fund - Institutional Shares.
- Effective April 30, 2010, AIM V.I. Core Equity Fund - Series I changed its name to Invesco V.I. Core Equity Fund - Series I.
- Effective April 30, 2010, AIM V.I. Global Real Estate Fund - Series I changed its name to Invesco V.I. Global Real Estate Fund - Series I.
- Effective April 30, 2010, AIM V.I. International Growth Fund - Series I changed its name to Invesco V.I. International Growth Fund Fund - Series I.
- Effective June 1, 2010, Van Kampen LIT Capital Growth Portfolio - Class I changed its name to Invesco Van Kampen V.I. Capital Growth Fund - Series I.
- Effective June 1, 2010, Van Kampen LIT Government Portfolio - Class I was acquired by the Invesco Van Kampen V.I. Government Fund - Series I.
- Effective June 1, 2010, Van Kampen LIT Growth and Income Portfolio - Class I was acquired by the Invesco Van Kampen V.I. Growth and Income Fund -
   Series I.
- Effective June 1, 2010, UIF High Yield Portfolio - Class I was acquired by the Invesco Van Kampen V.I. High Yield Fund - Series I.

                                  VL-R - 151

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE H - EVENTS RELATED TO AIG

On March 8, 2010, American International Group announced a definitive agreement for the sale of American Life Insurance Company ("ALICO"), one of the world's largest and most diversified international life insurance companies, to MetLife, Inc. ("MetLife") for approximately $15.5 billion, including $6.8 billion in cash and the remainder in equity securities of MetLife, subject to closing adjustments. The ALICO sale closed on November 1, 2010. The fair value of the consideration at closing was approximately $16.2 billion.

American International Group closed the sale of a portion of its asset management business to Pacific Century Group at the end of March 2010, and the divested portion of the asset management business has been branded as PineBridge Investments. In connection with the closing of the sale, the Company's investment advisory agreement previously entered into with AIG Global Investment Corp. was assigned to AIG Asset Management (U.S.), LLC ("AMG"), an American International Group affiliate, and the majority of the Company's invested assets are currently managed by AMG.

On September 30, 2010, American International Group entered into an agreement-in-principle with the U.S. Department of the Treasury (the "Department of the Treasury"), the Federal Reserve Bank of New York (the "New York Fed"), and the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury (the "Trust"), for a series of integrated transactions to recapitalize American International Group (the
"Recapitalization"). American International Group completed the
Recapitalization on January 14, 2011.

On October 29, 2010, American International Group completed an initial public offering of 8.08 billion ordinary shares of AIA Group Limited for aggregate gross proceeds of approximately $20.51 billion. Upon completion of the initial public offering, American International Group owned approximately 33 percent of AIA Group Limited's outstanding shares.

Additional information on American International Group is publicly available in its regulatory filings with the U.S. Securities and Exchange Commission ("SEC"). Information regarding American International Group as described in these footnotes is qualified by regulatory filings American International Group files from time to time with the SEC.

On January 14, 2011, American International Group completed the Recapitalization with the New York Fed, the Department of the Treasury, and the Trust. As part of the Recapitalization, American International Group repaid to the New York Fed approximately $21 billion in cash, representing complete repayment of all amounts owing under American International Group's revolving credit facility with the New York Fed (the "New York Fed credit facility"), and the New York Fed credit facility was terminated. In addition, (i) the shares of American International Group's Series C Perpetual, Convertible, Participating Preferred Stock, par value $5.00 per share, held by the Trust were exchanged for 562,868,096 shares of American International Group common stock and were subsequently transferred by the Trust to the Department of the Treasury;
(ii) the shares of American International Group's Series E Fixed Rate Non-Cumulative Perpetual Preferred Stock, par value $5.00 per share, held by the Department of the Treasury were exchanged for (a) preferred interests in two special purpose vehicles, (b) 20,000 shares of American International Group's Series G Cumulative Mandatory Convertible Preferred Stock, par value $5.00 per share, a new series of TARP preferred stock, and (c) 167,623,733 shares of American International Group common stock. As a result of the Recapitalization, the Department of the Treasury held 1,655,037,962 shares of newly issued American International Group common stock, representing ownership of approximately 92 percent of the outstanding American International Group common stock at December 31, 2010. After the share exchange and distribution were completed, the Trust terminated pursuant to the terms and conditions of the agreement that established the Trust. It is expected that over time the Department of the Treasury will sell its shares of American International Group common stock on the open market.

On March 10, 2011, American International Group submitted a binding bid to the New York Fed to purchase all of the residential mortgage backed securities ("RMBS") owned by Maiden Lane II LLC for $15.7 billion in cash. If the New York Fed accepted the binding bid, it was anticipated that the Company (along with certain other American International Group companies) would be a purchaser of certain of these RMBS. On March 30, 2011, the New York Fed announced that it was declining American International Group's offer to purchase all of the RMBS held in the Maiden Lane II portfolio and instead would sell these securities through a competitive process.

                                  VL-R - 152

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE H - EVENTS RELATED TO AIG - CONTINUED

On March 30, 2011, American International Group and the Company entered into an Unconditional Capital Maintenance Agreement ("CMA"). Among other things, the CMA provides that American International Group would maintain the Company's total adjusted capital (as defined under applicable insurance laws) at or above a certain specified minimum percentage of the Company's projected company action level RBC (as defined under applicable insurance laws). The CMA also provides that if the Company's total adjusted capital is in excess of a certain specified minimum percentage of the Company's company action level RBC (as reflected in the Company's quarterly or annual statutory financial statement), subject to board and regulatory approval(s), the Company would declare and pay ordinary dividends to its equity holders in an amount in excess of that required to maintain the specified minimum percentage.

                                  VL-R - 153

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                  INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                                                                                                        Page
                                                                                                       Numbers
                                                                                                       -------
Report of Independent Registered Public Accounting Firm...............................................    1

Consolidated Balance Sheets - December 31, 2010 and 2009.............................................. 2 to 3

Consolidated Statements of Income (Loss) - Years Ended December 31, 2010, 2009 and 2008...............    4

Consolidated Statements of Comprehensive Income (Loss) - Years Ended December 31, 2010, 2009 and 2008.    5

Consolidated Statements of Equity - Years Ended December 31, 2010, 2009 and 2008......................    6

Consolidated Statements of Cash Flows - Years Ended December 31, 2010, 2009 and 2008.................. 7 to 8

Notes to Consolidated Financial Statements............................................................ 9 to 67

                                                     PRICEWATERHOUSECOOPERS LLP
                                                                 1201 LOUISIANA
                                                                     SUITE 2900
                                                          HOUSTON TX 77002-5678
                                                       TELEPHONE (713) 356 4000
                                                       FACSIMILE (713) 356 4717

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of American General Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income (loss), of comprehensive income (loss), of equity and of cash flows present fairly, in all material respects, the financial position of American General Life Insurance Company and its subsidiaries (the "Company"), an indirect, wholly owned subsidiary of American International Group, Inc., at December 31, 2010 and 2009, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2010 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the consolidated financial statements, the Company changed the manner in which it accounts for other-than-temporary impairments of fixed maturity securities as of April 1, 2009, as well as the classification of non-controlling interests in partially owned consolidated subsidiaries as of January 1, 2009.

PRICEWATERHOUSECOOPERS LLP

April 29, 2011

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS

                                                                                                            December 31,
                                                                                                          -----------------
                                                                                                            2010     2009
                                                                                                          -------- --------
                                                                                                            (In Millions)
ASSETS
Investments:
   Fixed maturity securities, available for sale, at fair value (amortized cost: 2010 - $52,299; 2009 -
     $49,015)                                                                                             $ 55,623 $ 49,381
   Hybrid securities, at fair value (cost: 2010 - $1; 2009 - $56)                                                1       55
   Fixed maturity securities, trading, at fair value                                                           499      308
   Equity securities, available for sale, at fair value (cost: 2010 - $38; 2009 - $70)                          68      122
   Equity securities, trading, at fair value                                                                     1        1
   Mortgage and other loans receivable, (net of allowance: 2010 - $190; 2009 - $145)                         6,089    6,310
   Policy loans                                                                                              1,775    1,853
   Investment real estate                                                                                       80       79
   Partnerships and other invested assets                                                                    3,132    2,553
   Aircraft (net of accumulated depreciation and impairment of: 2010 - $418; 2009 - $352)                      687      746
   Short-term investments                                                                                    7,108    6,581
   Derivative assets, at fair value                                                                             55       38
                                                                                                          -------- --------
Total investments                                                                                           75,118   68,027
Cash                                                                                                           114      121
Restricted cash                                                                                                 46       36
Investment in AIG (cost: 2010 - $10; 2009 - $10)                                                                 6        3
Accrued investment income                                                                                      837      766
Amounts due from related parties                                                                                37       29
Reinsurance receivables                                                                                      1,107    1,095
Deferred policy acquisition costs and value of business acquired                                             5,587    6,317
Deferred sales inducements                                                                                     218      216
Other assets                                                                                                   344      370
Separate account assets, at fair value                                                                      27,359   24,983
                                                                                                          -------- --------
TOTAL ASSETS                                                                                              $110,773 $101,963
                                                                                                          ======== ========

          See accompanying notes to consolidated financial statements

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                    CONSOLIDATED BALANCE SHEETS (Continued)

                                                                                         December 31,
                                                                                      -------------------------------
                                                                                        2010             2009
                                                                                         --------         --------
                                                                                      (In Millions, except share data)
LIABILITIES AND EQUITY
Liabilities:
   Future policy benefits                                                             $ 15,139         $ 14,564
   Policyholder contract deposits                                                       47,921           46,153
   Policy claims and benefits payable                                                      410              424
   Other policyholders' funds                                                            1,947            2,018
   Income taxes payable to parent                                                        2,075            1,608
   Amounts due to related parties                                                          425              182
   Derivative liabilities                                                                   94               42
   Other liabilities                                                                     1,064            1,258
   Separate account liabilities                                                         27,359           24,983
                                                                                         --------         --------
TOTAL LIABILITIES                                                                       96,434           91,232
                                                                                         --------         --------
Commitments and contingent liabilities (see Note 11)
AMERICAN GENERAL LIFE INSURANCE SHAREHOLDER'S EQUITY:
   Preferred stock, $100 par value, 8,500 shares authorized, issued and outstanding          1                1
   Common stock, $10 par value, 600,000 shares authorized, issued and outstanding            6                6
   Additional paid-in capital                                                           13,201           13,199
   Accumulated deficit                                                                  (1,105)          (3,087)
   Accumulated other comprehensive income                                                2,103              481
                                                                                         --------         --------
TOTAL AMERICAN GENERAL LIFE INSURANCE SHAREHOLDER'S EQUITY                              14,206           10,600
                                                                                         --------         --------
NONCONTROLLING INTERESTS                                                                   133              131
                                                                                         --------         --------
TOTAL EQUITY                                                                            14,339           10,731
                                                                                         --------         --------
TOTAL LIABILITIES AND EQUITY                                                          $110,773         $101,963
                                                                                         ========         ========

          See accompanying notes to consolidated financial statements

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                   CONSOLIDATED STATEMENTS OF INCOME (LOSS)

                                                                                         Years ended December 31,
                                                                                        -------------------------
                                                                                         2010     2009     2008
                                                                                        ------  -------  --------
                                                                                              (In Millions)
REVENUES:
   Premiums and other considerations                                                    $1,029  $ 1,038  $  1,818
   Net investment income                                                                 4,589    3,841     3,262
   Net realized investment losses:
       Total other-than-temporary impairments on available for sale securities            (443)    (901)   (4,976)
       Portion of other-than-temporary impairments on available for sale fixed maturity securities recognized in accumulated other comprehensive
         income                                                                            (48)    (196)       --
                                                                                        ------  -------  --------
       Net other-than-temporary impairments on available for sale securities
         recognized in net income (loss)                                                  (491)  (1,097)   (4,976)
       Other realized investment gains (losses)                                            321     (161)   (8,192)
                                                                                        ------  -------  --------
          Total net realized investment losses                                            (170)  (1,258)  (13,168)
   Insurance charges                                                                       962    1,067       800
   Other                                                                                   775      585       869
                                                                                        ------  -------  --------
TOTAL REVENUES                                                                           7,185    5,273    (6,419)
                                                                                        ------  -------  --------
BENEFITS AND EXPENSES:
   Policyholder benefits                                                                 2,419    2,210     2,868
   Interest credited on policyholder contract deposits                                   1,860    1,843     1,775
   Amortization of deferred policy acquisition costs and value of business
     acquired                                                                              642      517       (29)
   Amortization of deferred sales inducements                                               17       13        (4)
   General and administrative expenses, net of deferrals                                   519      535       656
   Commissions, net of deferrals                                                           153      150       196
                                                                                        ------  -------  --------
TOTAL BENEFITS AND EXPENSES                                                              5,610    5,268     5,462
                                                                                        ------  -------  --------
INCOME (LOSS) BEFORE INCOME TAX EXPENSE (BENEFIT)                                        1,575        5   (11,881)
INCOME TAX EXPENSE (BENEFIT):
   Current                                                                                 153      (14)     (995)
   Deferred                                                                               (561)     205     1,216
                                                                                        ------  -------  --------
TOTAL INCOME TAX EXPENSE (BENEFIT)                                                        (408)     191       221
                                                                                        ------  -------  --------
NET INCOME (LOSS)                                                                        1,983     (186)  (12,102)
LESS: NET INCOME (LOSS) ATTRIBUTABLE TO NONCONTROLLING INTERESTS                             2       (6)       15
                                                                                        ------  -------  --------
NET INCOME (LOSS) ATTRIBUTABLE TO AMERICAN GENERAL LIFE INSURANCE                       $1,981  $  (180) $(12,117)
                                                                                        ======  =======  ========

          See accompanying notes to consolidated financial statements

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

                                                                                  Years ended December 31,
                                                                                 --------------------------
                                                                                   2010     2009     2008
                                                                                 -------  -------  --------
                                                                                        (In Millions)
NET INCOME (LOSS)                                                                $ 1,983  $  (186) $(12,102)
OTHER COMPREHENSIVE INCOME (LOSS):
   Net unrealized gains of fixed maturity investments on which other-than-temporary credit impairments were taken - net of
     reclassification adjustments                                                    278      538        --
   Deferred income tax expense on above changes                                      (97)    (191)       --
   Net unrealized gains (losses) on all other invested assets arising during
     the current period - net of reclassification adjustments                      2,806    5,389    (1,842)
   Deferred income tax (expense) benefit on above changes                         (1,015)  (1,858)      648
   Adjustment to deferred policy acquisition costs and deferred sales
     inducements                                                                    (536)    (637)      362
   Deferred income tax (expense) benefit on above changes                            187      223      (127)
   Foreign currency translation adjustments                                           (1)       5         2
   Deferred income tax expense on above changes                                       --       (2)       (1)
                                                                                 -------  -------  --------
OTHER COMPREHENSIVE INCOME (LOSS)                                                  1,622    3,467      (958)
                                                                                 -------  -------  --------
COMPREHENSIVE INCOME (LOSS)                                                        3,605    3,281   (13,060)
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO NONCONTROLLING INTERESTS                   2       (6)       15
                                                                                 -------  -------  --------
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO AGL                                  $ 3,603  $ 3,287  $(13,075)
                                                                                 =======  =======  ========

          See accompanying notes to consolidated financial statements

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EQUITY

                                                                         Years ended December 31,
                                                                        --------------------------
                                                                          2010     2009     2008
                                                                        -------  -------  --------
                                                                               (In Millions)
PREFERRED STOCK:
   Balance at beginning and end of year                                 $     1  $     1  $      1
COMMON STOCK:
   Balance at beginning and end of year                                       6        6         6
ADDITIONAL PAID-IN CAPITAL:
   Balance at beginning of year                                          13,199   11,941     3,696
       Capital contributions from Parent (see Note 12)                        2    1,286     8,245
       Other                                                                 --      (28)       --
                                                                        -------  -------  --------
   Balance at end of year                                                13,201   13,199    11,941
                                                                        -------  -------  --------
RETAINED EARNINGS (ACCUMULATED DEFICIT):
   Balance at beginning of year                                          (3,087)  (5,285)    6,832
       Cumulative effect of accounting change, net of tax                     1    2,378        --
       Net income (loss) attributable to AGL                              1,981     (180)  (12,117)
                                                                        -------  -------  --------
   Balance at end of year                                                (1,105)  (3,087)   (5,285)
                                                                        -------  -------  --------
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS):
   Balance at beginning of year                                             481   (1,343)     (385)
       Cumulative effect of accounting change, net of tax                    --   (1,643)       --
       Other comprehensive income (loss)                                  1,622    3,467      (958)
                                                                        -------  -------  --------
   Balance at end of year                                                 2,103      481    (1,343)
                                                                        -------  -------  --------
TOTAL AMERICAN GENERAL LIFE INSURANCE SHAREHOLDER'S EQUITY               14,206   10,600     5,320
                                                                        -------  -------  --------
NONCONTROLLING INTERESTS:
   Balance at beginning of year                                             131      137       122
       Net income (loss) attributable to noncontrolling interests             2       (6)       15
                                                                        -------  -------  --------
       Balance at end of year                                               133      131       137
                                                                        -------  -------  --------
TOTAL EQUITY                                                            $14,339  $10,731  $  5,457
                                                                        =======  =======  ========

          See accompanying notes to consolidated financial statements

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                                            Years ended December 31,
                                                                                          ---------------------------
                                                                                            2010      2009     2008
                                                                                          --------  -------  --------
                                                                                                 (In Millions)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)                                                                         $  1,983  $  (186) $(12,102)
ADJUSTMENTS TO RECONCILE NET INCOME (LOSS) TO NET CASH PROVIDED BY OPERATING ACTIVITIES:
Interest credited in policyholder contract deposits                                          1,860    1,843     1,775
Fees charged for policyholder contract deposits                                               (835)    (917)     (922)
Amortization of deferred policy acquisition costs and value of business acquired               642      539       (19)
Amortization of deferred sales inducements                                                      17       13        (4)
Net realized investment losses                                                                 183    1,249    13,168
Equity in (income) loss of partnerships and other invested assets                             (159)     168       453
Depreciation and amortization                                                                   28       31        31
Flight equipment depreciation                                                                   --       --        60
Amortization (accretion) of net premium/discount on investments                               (672)    (428)     (159)
Goodwill impairment                                                                             --       --        57
Provision for deferred income taxes                                                           (623)     (14)      (48)
CHANGE IN:
   Hybrid securities, at fair value                                                             54      (43)       80
   Trading securities, at fair value                                                          (191)      20       137
   Accrued investment income                                                                   (71)     (18)       (9)
   Amounts due to/from related parties                                                         283      (33)      636
   Reinsurance receivables                                                                     (12)      (3)       29
   Deferral of deferred policy acquisition costs and value of business acquired               (423)    (497)     (732)
   Deferral of sales inducements                                                                (6)     (12)      (63)
   Income taxes currently receivable/payable                                                   169      211       115
   Other assets                                                                                 11       23        82
   Future policy benefits                                                                      562      391     1,269
   Other policyholders' funds                                                                  (71)      45       105
   Other liabilities                                                                          (293)     176      (144)
Other, net                                                                                      72      (24)     (129)
                                                                                          --------  -------  --------
       NET CASH PROVIDED BY OPERATING ACTIVITIES                                          $  2,508  $ 2,534  $  3,666
                                                                                          --------  -------  --------
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of:
   Fixed maturity securities                                                              $(11,505) $(7,785) $ (9,788)
   Equity securities                                                                            (4)      (1)      (89)
   Mortgage and other loans                                                                   (235)    (178)     (585)
   Flight equipment                                                                             --       --        (8)
   Other investments, excluding short-term investments                                      (4,493)  (3,182)   (4,564)
Sales of:
   Fixed maturity securities                                                                 6,224    4,621     7,620
   Equity securities                                                                            69       22       113
   Other investments, excluding short-term investments                                       3,763    2,934     3,447
Redemptions and maturities of:
   Fixed maturity securities                                                                 2,510    1,878     1,634
   Mortgage and other loans                                                                    426      399       465
   Other investments, excluding short-term investments                                         394      784       477
Purchases of property, equipment and software                                                  (17)      (5)      (20)
Sales of property, equipment and software                                                       --        2         2
Change in restricted cash                                                                       --       --       (29)
Change in short-term investments                                                              (517)  (3,387)   (2,448)
Change in securities lending collateral                                                         --       --    12,654
                                                                                          --------  -------  --------
       NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES                                $ (3,385) $(3,898) $  8,881
                                                                                          --------  -------  --------

          See accompanying notes to consolidated financial statements

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
               CONSOLIDATED STATEMENTS OF CASH FLOWS (Continued)

                                                               Years ended December 31,
                                                              --------------------------
                                                                2010     2009     2008
                                                              -------  -------  --------
                                                                     (In Millions)
CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder account deposits                                 $ 4,369  $ 4,601  $  5,332
Policyholder account withdrawals                               (3,990)  (5,257)   (4,972)
Net exchanges to/(from) variable accounts                         599      714     1,031
Claims and annuity payments                                      (175)     (98)     (197)
Repayment of notes payable                                         --       --       (67)
Security deposits on flight equipment                              --       --        33
Change in securities lending payable                               --       --   (20,608)
Cash overdrafts                                                    67       (2)      (77)
Cash capital contribution from Parent Company                      --    1,280     7,004
                                                              -------  -------  --------
   NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES        $   870  $ 1,238  $(12,521)
                                                              -------  -------  --------
EFFECT OF EXCHANGE RATE CHANGES ON CASH                       $    --  $    --  $     --
INCREASE (DECREASE) IN CASH                                        (7)    (126)       26
CASH AT BEGINNING OF PERIOD                                       121      247       221
                                                              -------  -------  --------
CASH AT END OF PERIOD                                         $   114  $   121  $    247
                                                              =======  =======  ========
SUPPLEMENTAL CASH FLOW INFORMATION
Income taxes (received) paid                                  $    45  $    (3) $    122
Interest (received) paid                                      $    --  $    44  $      1
Non-cash activity:
Capital contribution in the form of securities                $     2  $    --  $  1,241
Sales inducements credited to policyholder contract deposits  $    37  $    43  $     42
Other various non-cash contributions                          $    --  $     6  $     --

          See accompanying notes to consolidated financial statements

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. NATURE OF OPERATIONS

American General Life Insurance Company ("AGL" or the "Company"), including its wholly owned subsidiaries, is a wholly owned subsidiary of AGC Life Insurance Company ("AGC Life" or the "Parent"), and its ultimate parent is American International Group, Inc. ("AIG").

The Company offers a broad portfolio of universal life, indexed products, whole life, term life, accident and health, structured settlements, and fixed and variable annuities throughout the United States of America. The Company serves the estate planning needs of middle- and upper-income households and the life insurance needs of small- to medium-sized businesses. The Company, through its subsidiaries American General Life Companies ("AGLC"), Integra Business Processing Solutions, Inc. ("Integra"), AIG Enterprise Services ("AIGES"), and AGL's wholly owned broker-dealer subsidiary American General Equity Services Corporation ("AGESC"), also provides support services to certain affiliated insurance companies. The financial results of The Variable Annuity Life Insurance Company ("VALIC"), a wholly owned subsidiary of the Company, are also included in these consolidated financial statements. VALIC provides tax-deferred retirement annuities and employer-sponsored retirement plans to employees of educational, healthcare, public sector, and not-for-profit organizations throughout the United States of America.

The operations of the Company are influenced by many factors, including general economic conditions, financial condition of AIG, monetary and fiscal policies of the federal government and policies of state and other regulatory authorities. The level of sales of the Company's insurance products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets and terms and conditions of competing insurance products. The Company is exposed to the risks normally associated with a portfolio of fixed income securities, namely interest rate, option, liquidity and credit risks. Continuing volatility in the credit markets may result in additional other-than-temporary impairments relating to the Company's fixed income investments. The Company controls its exposure to these risks by, among other things, closely monitoring and limiting prepayments and extension risk in its portfolio; maintaining a large percentage of its portfolio in liquid securities; engaging in a disciplined process of underwriting; and reviewing and monitoring credit risk. The Company also is exposed to market risk, as market volatility may result in reduced fee income on variable product assets held in separate accounts. Although management expects to be able to achieve its business plans, no assurance can be given that one or more of the risks described above will not result in material adverse effects on the Company's financial position, results of operations and/or statutory capital and surplus.

On July 31, 2009, pursuant to a Stock Purchase Agreement dated June 12, 2009 and a Plan of Reorganization dated July 9, 2009, the Company entered into an affiliated transaction in which it purchased 100 percent of the outstanding stock of Pacific Union Assurance Company ("PACU"), a California domestic insurer, from its parent, Philippine American Life and General Insurance Company at a price of $22 million, representing the net book value of PACU. Effective December 31, 2009, PACU merged with AGL, the surviving entity.

In November 2009, AGL entered into an affiliated transaction in which it acquired 100 percent of the outstanding common stock of AIG Business Processing Services Inc. ("BPSI") from AIG Global Services Inc. at a price of $7 million, which represents the net book value of BPSI as of November 30, 2009. On December 12, 2009, BPSI was renamed Integra.

The Company's acquisitions of PACU and Integra from other affiliates represented transactions between entities under common control. Assets, liabilities, and equity transferred between entities under common control are accounted for at historical cost, while the aggregate purchase price represented a capital transaction that reduced additional paid-in capital by approximately $28 million. The accompanying consolidated financial statements include the financial position, operating results and cash flows of PACU and Integra for all periods presented.

Effective January 1, 2008, AIG Life Insurance Company of Puerto Rico ("AIG Puerto Rico"), a subsidiary of AIG, merged with AGL, the surviving entity. The merger represented a transaction between entities under common control. Assets and liabilities transferred between entities under common control are accounted for at historical cost.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The accompanying consolidated financial statements include the financial position, operating results and cash flows of AIG Puerto Rico for all periods presented.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

PREPARATION OF FINANCIAL STATEMENTS

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") and include the accounts of the Company, including its wholly owned subsidiaries and a variable interest entity ("VIE") in which the Company has a partial ownership interest. All significant intercompany accounts and transactions are eliminated in consolidation. Certain prior period items have been reclassified to conform to the current period's presentation.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires the application of accounting policies that often involve a significant degree of judgment. The Company considers that its accounting policies that are most dependent on the application of estimates and assumptions, and therefore viewed as critical accounting estimates, are those relating to items considered by management in the determination of:

    .  future policy benefits for life and accident and health contracts;

    .  recoverability of deferred policy acquisition costs ("DAC");

    .  estimated gross profits ("EGPs") for investment-oriented products;

    .  other-than-temporary impairments;

    .  goodwill impairment;

    . estimates with respect to income taxes, including recoverability of deferred tax assets; and

    . fair value measurements of certain financial assets and liabilities, including the Company's economic interest in Maiden Lane II LLC ("ML II"), a Delaware limited liability company whose sole member is the Federal Reserve Bank of New York ("New York Fed"). See Note 3 herein.

These accounting estimates require the use of assumptions about matters, some of which are highly uncertain at the time of estimation. To the extent actual experience differs from the assumptions used, the Company's consolidated financial condition, results of operations and cash flows could be materially affected.

Out of Period Adjustments

In 2010, the Company recorded the net effect of certain out of period adjustments which decreased pretax income for 2010 by $18 million. The out of period adjustments are primarily related to the effect of recording corrections to the valuation system extracts associated with a block of deferred annuities and accounting for restricted participating dividends for certain life insurance policies. The Company evaluated these errors taking into account both qualitative and quantitative factors and considered the impact of these errors to 2010, as well as the materiality to the periods in which they originated. The pretax impact on prior periods relating to the 2010 out of period adjustments is as follows:

                                                   Total 2009 2008  Pre-2008
                                                   ----- ---- ----  --------
                                                         (In Millions)
Increase (decrease) to pretax income               $(18) $--  $(27)    $9

Management believes these errors are immaterial to the financial statements.

Consolidation of Variable Interest Entity

On September 23, 2003, the Company purchased 68.0 percent of the non-voting preferred equity issued by Castle 2003-1 Trust ("Castle 1 Trust"), a Delaware statutory trust established on July 31, 2003 (see Note 14). The business

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

of Castle 1 Trust and its wholly owned subsidiaries is limited to acquiring, owning, leasing, maintaining, operating and selling a portfolio of commercial jet aircraft. The accounts of Castle 1 Trust have been included in these consolidated financial statements.

INSURANCE CONTRACTS

The insurance contracts accounted for in these consolidated financial statements include primarily long-duration contracts. Long-duration contracts include traditional whole life, limited payment, endowment, guaranteed renewable term life, participating life, universal life, variable universal life and investment contracts. Long-duration contracts generally require the performance of various functions and services over a period of more than one year. The contract provisions generally cannot be changed or canceled by the insurer during the contract period; however, most contracts issued in the future by the Company allow the insurer to revise certain elements used in determining premium rates or policy benefits, subject to guarantees stated in the contracts.

INVESTMENTS

Fixed Maturity and Equity Securities

Fixed maturity and equity securities classified as available-for-sale are carried at fair value. Unrealized gains and losses, net of deferred taxes and an adjustment to DAC, are recorded as a separate component of accumulated other comprehensive income (loss), within shareholder's equity. Realized gains and losses on the sale of investments are recognized in income at the date of sale and are determined by using the specific cost identification method.

Interest on fixed maturity securities is recorded as income when earned and is adjusted for any amortization of premium or accretion of discount. Premiums and discounts arising from the purchase of bonds classified as available for sale are treated as yield adjustments over their estimated lives, until maturity, or call date, if applicable. Dividend income on equity securities is generally recognized as income on the ex-dividend date.

The Company may elect to measure any hybrid securities instrument at fair value, with changes in fair value recognized in earnings, if the hybrid instrument contains an embedded derivative that would otherwise be required to be bifurcated and accounted for separately. The election to measure the hybrid instrument at fair value is made on an instrument-by-instrument basis at the acquisition or issuance date and is irrevocable.

Fixed maturity and equity securities classified as trading securities are carried at fair value. Trading securities include the Company's economic interest in ML II, which is carried at fair value. For discussion on ML II, see Notes 3 and 4. Realized and unrealized gains and losses on trading securities are reported in net investment income.

Evaluating Investments for Other-Than-Temporary Impairments

On April 1, 2009, the Company adopted prospectively a new accounting standard addressing the evaluation of fixed maturity securities for other-than-temporary impairments. These requirements have significantly altered the Company's policies and procedures for determining impairment charges recognized through earnings. The new standard requires a company to recognize the credit component (a credit impairment) of an other-than-temporary impairment of a fixed maturity security in earnings and the non-credit component in accumulated other comprehensive income (loss) when the company does not intend to sell the security or it is more likely than not that the company will not be required to sell the security prior to recovery. The standard also changes the threshold for determining when an other-than-temporary impairment has occurred on a fixed maturity security with respect to intent and ability to hold the security until recovery and requires additional disclosures. A credit impairment, which is recognized in earnings when it occurs, is the difference between the amortized cost of the fixed maturity security and the estimated present value of cash flows expected to be collected (recovery value), as determined by management. The difference between fair value and amortized cost that is not related to a credit impairment is recognized as a separate component of accumulated other comprehensive income (loss). The Company refers to both credit impairments and impairments recognized as a result of intent to sell as "impairment charges." The impairment model for equity securities was not affected by the standard.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Impairment Policy -- Effective April 1, 2009 and Thereafter

Fixed Maturity Securities

If the Company intends to sell a fixed maturity security or it is more likely than not that the Company will be required to sell a fixed maturity security before recovery of its amortized cost basis and the fair value of the security is below amortized cost, an other-than-temporary impairment has occurred and the amortized cost is written down to current fair value, with a corresponding charge to earnings.

For all other fixed maturity securities for which a credit impairment has occurred, the amortized cost is written down to the estimated recovery value with a corresponding charge to earnings. Changes in fair value compared to recovery value, if any, are charged to unrealized appreciation (depreciation) of fixed maturity investments on which other-than-temporary credit impairments are taken (a component of accumulated other comprehensive income (loss)).

When assessing the Company's intent to sell a fixed maturity security, or whether it is more likely than not that the Company will be required to sell a fixed maturity security before recovery of its amortized cost basis, management evaluates relevant facts and circumstances including, but not limited to, decisions to reposition the Company's investment portfolio, sales of securities to meet cash flow needs and sales of securities to take advantage of favorable pricing.

The Company considers severe price declines and the duration of such price declines in its assessment of potential credit impairments. The Company may also modify its modeled outputs for certain securities when it determines that price declines are indicative of factors not comprehended by the cash flow models.

In periods subsequent to the recognition of an other-than-temporary impairment charge for available for sale fixed maturity securities that are not foreign exchange related, the Company generally prospectively accretes into earnings the difference between the new amortized cost and the expected undiscounted recovery value over the remaining expected holding period of the security.

In assessing whether a credit impairment has occurred for a structured fixed maturity security, the Company performs evaluations of expected future cash flows. Certain critical assumptions are made with respect to the performance of the securities.

When estimating future cash flows for a structured fixed maturity security (e.g. residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS"), collateralized debt obligations ("CDO"), asset backed securities ("ABS")) management considers historical performance of underlying assets and available market information as well as bond-specific structural considerations, such as credit enhancement and priority of payment structure of the security. In addition, the process of estimating future cash flows includes, but is not limited to, the following critical inputs, which vary by asset class:

    .  Current delinquency rates;

    .  Expected default rates and timing of such defaults;

    .  Loss severity and the timing of any such recovery;

    .  Expected prepayment speeds; and

    .  Ratings of securities underlying structured products.

For corporate, municipal and sovereign fixed maturity securities determined to be credit impaired, management considers the fair value as the recovery value when available information does not indicate that another value is more relevant or reliable. When management identifies information that supports a recovery value other than the fair value, the determination of a recovery value considers scenarios specific to the issuer and the security, and may be based upon estimates of outcomes of corporate restructurings, political and macro economic factors, stability and financial strength of the issuer, the value of any secondary sources of repayment and the disposition of assets.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Equity Securities

The impairment model for equity securities and other cost and equity method investments was not affected by the adoption of the accounting standard related to other-than-temporary impairments in the second quarter of 2009. The Company continues to evaluate its available for sale equity securities, equity method and cost method investments for impairment by considering such securities as candidates for other-than-temporary impairment if they meet any of the following criteria:

    . The security has traded at a significant (25 percent or more) discount to cost for an extended period of time (nine consecutive months or longer);

    . A discrete credit event has occurred resulting in (i) the issuer defaulting on a material outstanding obligation; (ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for court supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or

    . The Company has concluded that it may not realize a full recovery on its investment, regardless of the occurrence of one of the foregoing events.

The determination that an equity security is other-than-temporarily impaired requires the judgment of management and consideration of the fundamental condition of the issuer, its near-term prospects and all the relevant facts and circumstances. The above criteria also consider circumstances of a rapid and severe market valuation decline in which the Company could not reasonably assert that the impairment period would be temporary (severity losses).

Fixed Maturity Securities Impairment Policy -- Prior to April 1, 2009

In all periods prior to April 1, 2009, the Company assessed its ability to hold any fixed maturity available for sale security in an unrealized loss position to its recovery at each balance sheet date. The decision to sell any such fixed maturity security classified as available for sale reflected the judgment of the Company's management that the security sold was unlikely to provide, on a relative value basis, as attractive a return in the future as alternative securities entailing comparable risks. With respect to distressed securities, the sale decision reflected management's judgment that the risk-adjusted ultimate recovery was less than the value achievable on sale.

In those periods, the Company evaluated its fixed maturity securities for other-than-temporary impairments with respect to valuation as well as credit.

After a fixed maturity security had been identified as other-than-temporarily impaired, the amount of such impairment was determined as the difference between fair value and amortized cost and the entire amount, whether attributed to credit or noncredit factors, was recorded as a charge to earnings.

Mortgage and Other Loans Receivable

Mortgage and other loans receivable includes mortgage loans on real estate and collateral, commercial loans and guaranteed loans. Mortgage loans on real estate and collateral, commercial loans and guaranteed loans are carried at unpaid principal balances less credit allowances and plus or minus adjustments for the accretion or amortization of discount or premium. Interest income on such loans is accrued as earned.

Impairment of mortgage and other loans receivable is based on certain risk factors, including past due status. For commercial mortgages in particular, risk factors evaluated in monitoring credit quality also include debt service coverage ratio, loan-to-value or the ratio of the loan balance to the estimated value of the property, property occupancy, profile of the borrower and major property tenants, economic trends in the market where the property is located, and condition of the property. Mortgage and other loans receivable are considered impaired when collection of all amounts due under contractual terms is not probable. This impairment is generally measured based

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

on the present value of expected future cash flows discounted at the loan's effective interest rate subject to the fair value of underlying collateral. Interest income on such impaired loans is recognized as cash is received.

Policy Loans

Policy loans are carried at unpaid principal amount. There is no allowance for policy loans because these loans serve to reduce the death benefit paid when the death claim is made and the balances are effectively collateralized by the cash surrender value of the policy.

Investment Real Estate

Real estate is classified as held for investment or available for sale, based on management's intent. Real estate held for investment is carried at cost, less accumulated depreciation and impairment write-downs. The Company does not currently hold any available for sale investment real estate.

The Company's investments in real estate are periodically evaluated for recoverability whenever changes in circumstances indicate the carrying amount of an asset may be impaired. When impairment indicators are present, the Company compares expected investment cash flows to carrying value. When the expected cash flows are less than the carrying value, the investments are written down to fair value with a corresponding charge to earnings.

Partnerships and Other Invested Assets

Partnerships in which AIG holds less than a five percent interest are carried at fair value and the change in fair value is recognized as a component of accumulated other comprehensive income (loss). With respect to partnerships in which AIG holds in the aggregate a five percent or greater interest, or less than five percent interest but AIG has more than a minor influence over the operations of the investee, the Company's carrying value is its share of the net asset value of the partnerships. The changes in such net asset values accounted for under the equity method are recorded in earnings through net investment income. In applying the equity method of accounting, the Company consistently uses financial information provided by the general partners or manager of each of these investments, which is generally one to three months prior to the end of the Company's reporting period. The Company uses the carrying value as a practical expedient for fair value. The financial statements of these investees are generally audited on an annual basis.

The Company's investment partnerships are evaluated for impairment consistent with the evaluation of equity securities for impairments as discussed above. Such evaluation considers market conditions, events and volatility that may impact the recoverability of the underlying investments within these investment partnerships and is based on the nature of the underlying investments and specific inherent risks. Such risks may evolve based on the nature of the underlying investments.

Other invested assets include preferred equity investments in partially owned companies. Generally, the equity method of accounting is used for the Company's investment in companies in which the Company's ownership interest approximates 20 percent but is not greater than 50 percent. At December 31, 2010 and 2009, the Company's investments in partially owned companies included its 38.7 percent interest in the non-voting preferred equity of Castle 2003-2 Trust ("Castle 2 Trust"; see Note 14).

Aircraft

Aircraft owned by Castle 1 Trust are recorded at cost (adjusted for any impairment charges), net of accumulated depreciation. Depreciation is generally computed on a straight-line basis to a residual value of approximately 15 percent of the cost of the asset over its estimated useful life of 25 years. Certain major additions and modifications to aircraft may be capitalized. The residual value estimates are reviewed periodically to ensure continued appropriateness. Aircraft are periodically reviewed for impairment and an impairment loss is recorded when the estimate of undiscounted future cash flows expected to be generated by the aircraft is less than its carrying value (net book value).

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Short-Term Investments

Short-term investments consist of interest-bearing money market funds, investment pools, and other investments with original maturities within one year from the date of purchase.

Derivative Financial Instruments

The Company takes positions from time to time in certain derivative financial instruments in order to mitigate or hedge the impact of changes in interest rates, foreign currencies and equity markets on cash flows from investment income, policyholder liabilities and equity. Financial instruments used by the Company for such purposes include interest rate swaps, foreign currency swaps, index options (long and short positions) and futures contracts (short positions on U.S. treasury notes and U.S. long bonds). The Company does not engage in the use of derivative instruments for speculative purposes and is neither a dealer nor trader in derivative instruments.

The Company issues indexed universal life and annuity products, which contain embedded derivatives associated with guarantees tied to certain indices. The Company purchases call options from the S&P 500 Index, the Dow Jones EURO STOXX 50, Nikkei 225 Index and the Hang Seng Index to offset the increase in its liabilities resulting from the indexed features of these products. With the exception of premiums required for the purchase of publicly-traded or over-the-counter traded options and futures, derivatives contracts purchased by the Company require no up-front cash payment and provide for net settlement.

The Company believes its hedging activities have been and remain economically effective, but do not currently qualify for hedge accounting. The Company carries all derivatives, with the exception of bifurcated embedded derivatives, at fair value in the consolidated balance sheets as derivative assets or derivative liabilities. The fair value of the bifurcated embedded derivatives is reflected in policyholder contract deposits in the consolidated balance sheets. Changes in the fair value of all derivatives are reported as part of net realized investment gains and losses in the consolidated statements of income (loss). See Note 5 for additional disclosures.

CASH

Cash represents cash on hand and non-interest bearing demand deposits.

RESTRICTED CASH

Castle 1 Trust maintains various restricted cash accounts, primarily lessee-funded accounts, which are not available for general use. Restricted cash consists of security deposits from lessees and swap collateral from the swap counterparty that are required to be segregated from other funds.

DEFERRED POLICY ACQUISITION COSTS, VALUE OF BUSINESS ACQUIRED ("VOBA") AND DEFERRED SALES INDUCEMENTS

Policy acquisition costs of writing an insurance policy, including commissions, underwriting, and certain marketing expenses, are deferred and reported as DAC. The costs assigned to certain insurance contracts in force at January 31, 1995, the date of American General Corporation's ("AGC") acquisition of The Franklin Life Insurance Company, is reported as VOBA.

Policy acquisition costs for traditional life and accident and health insurance products are generally deferred and amortized, with interest, over the premium paying period. Policy acquisition costs and policy issuance costs related to universal life, and investment-type products (investment-oriented products) are deferred and amortized, with interest, in relation to the incidence of EGPs to be realized over the estimated lives of the contracts. EGPs are based on management's best estimates and are composed of net interest income, net realized investment gains and losses, fees, surrender charges, expenses, and mortality gains and losses. If management's assumptions underlying the EGPs change significantly, DAC is recalculated using the new assumptions. Any resulting adjustment is included in income as an adjustment to DAC. DAC is grouped consistent with the manner in which the insurance contracts are acquired, serviced and measured for profitability and is reviewed for recoverability based on the current and projected future profitability of the underlying insurance contracts. DAC for investment-oriented products is also adjusted with respect to EGPs as a result of changes in the net unrealized gains or losses on fixed maturity and

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

equity securities available for sale. Because fixed maturity and equity securities available for sale are carried at aggregate fair value, an adjustment is made to DAC equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in net unrealized gains (losses) on fixed maturity and equity securities available for sale that is credited or charged directly to accumulated other comprehensive income (loss).

VOBA is determined at the time of acquisition and is reported in the consolidated balance sheets with DAC. This value is based on the present value of future pre-tax profits discounted at yields applicable at the time of purchase. For participating life, traditional life and accident and health insurance products, VOBA is amortized over the life of the business similar to that for DAC based on the assumptions at purchase. For universal life, and investment-oriented products, VOBA is amortized in relation to the EGPs to date for each period. Similar to DAC, VOBA is adjusted for the impact on estimated future gross profits as if net unrealized gains (losses) on securities had been realized at the balance sheet date. The impact of this adjustment, net of deferred taxes, is included in unrealized gains (losses) in accumulated other comprehensive income (loss).

With respect to the variable annuity contracts of VALIC, the Company uses a "reversion to the mean" methodology which allows the Company to maintain its long-term assumptions, while also giving consideration to the effect of deviations from these assumptions occurring in the current period. The use of a reversion to the mean assumption is common within the industry; however, the parameters used in the methodology are subject to judgment and vary within the industry. Any resulting adjustment is included in income as an adjustment to DAC.

With respect to the Company's variable universal life policies, the assumption for the long-term growth of the separate account assets used by the Company in the determination of DAC amortization is approximately 8.3 percent. For the Company's direct variable annuity policies, because of the limited size of the block of business, a simplified approach was used which combines experience for lapses, death, and market growth.

The Company currently offers sales inducements, which may include enhanced crediting rates or bonus payments to policy holders on certain of its products. Sales inducements provided to the policyholder are recognized as part of the liability for policyholder contract deposits on the consolidated balance sheets. To qualify for such accounting treatment, the sales inducement must be explicitly identified in the contract at inception, and the Company must demonstrate that such amounts are incremental to amounts the Company credits on similar contracts without bonus interest, and are higher than the contracts expected ongoing crediting rates for periods after the bonus period. The cost of such sales inducements is deferred and amortized over the life of the policy using the same methodology and assumptions used to amortize DAC.

SEPARATE ACCOUNT ASSETS AND LIABILITIES

Separate account assets and liabilities represent funds that are separately administered for variable annuities and variable universal life contracts, for which the investment risk lies solely with the contract holder, except to the extent of minimum guarantees made by the Company with respect to certain policies. Therefore, the Company's liability for these separate accounts equals the value of the separate account assets. Separate account assets are primarily shares in mutual funds, which are carried at fair value based on the quoted net asset value per share and are insulated from creditors. Investment income, realized investment gains (losses), and policyholder account deposits and withdrawals related to separate accounts are excluded from the consolidated statements of income (loss), comprehensive income (loss) and cash flows.

The Company receives administrative fees and other fees for assuming mortality and certain expense risks. Such fees are included in other revenue in the consolidated statements of income (loss).

GOODWILL

In 2008, the Company recorded a goodwill impairment charge of $57 million, which was primarily attributable to a decline in the estimated fair value of the Company due to the uncertain economic environment during the fourth quarter of that year. There was no goodwill on the consolidated balance sheets at December 31, 2010 or 2009.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


FUTURE POLICY BENEFITS

The liability for future policy benefits is established using assumptions described in Note 9 herein. Future policy benefits primarily include the reserves for traditional life and annuity payout contracts are based on estimates of the cost of future policy benefits. Reserves for traditional life are determined using the net level premium method based on actuarial assumptions as to mortality, persistency, interest and expenses established at the policy issue date. Also included in future policy benefits is the liability for annuities issued in structured settlement arrangements whereby a claimant has agreed to settle a general insurance claim in exchange for fixed payments over a fixed determinable period of time with a life contingency feature. Structured settlement liabilities are presented on a discounted basis as the settled claims are fixed and determinable. Additionally, the future policy benefits include the liability for guaranteed minimum death benefit ("the GMDB"). A majority of the Company's variable annuity products are issued with a death benefit feature which provides that, upon the death of a contract holder, the contract holder's beneficiary will receive the greater of (i) the contract holder's account value, or (ii) a GMDB that varies by product. Depending on the product, the GMDB may equal the principal invested, adjusted for withdrawals. The GMDB has issue age and other restrictions to reduce mortality risk exposure. The Company bears the risk that death claims following a decline in the financial markets may exceed contract holder account balances, and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided.

The Company provides reserves for future GMDB-related benefits. The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. Changes in liabilities for minimum guarantees are included in policyholder benefits in the consolidated statements of income (loss).

Guaranteed minimum income benefits ("GMIB") is a feature the Company offered on certain variable annuity products intermittently from 1998 to 2006. If included in the contract, GMIB provides a minimum fixed annuity payment guarantee after a specified waiting period. The Company bears the risk that the performance of the financial markets will not be sufficient for accumulated contract holder account balances to support GMIB benefits and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided.

The GMIB liability is included as part of future policy benefits and determined each period end by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The GMIB liability is determined each period end by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the liability balance, with a related charge or credit to policyholder benefits, if actual experience or other evidence suggests that earlier assumptions should be revised. See Note 9 for additional disclosure.

POLICYHOLDER CONTRACT DEPOSITS

Policyholder contract deposits are recorded at accumulated value (deposits received, plus accrued interest, less withdrawals and assessed fees). Deposits collected on non-traditional life and annuity insurance products, such as those sold by the Company, are not reflected as revenues in the Company's consolidated statements of income (loss), as they are recorded directly to policyholder contract deposits upon receipt. Policyholder contract deposits also include the Company's liabilities for guaranteed minimum withdrawal benefit ("GMWB") accounted for as embedded derivatives at fair value.

The variable annuities with a GMWB feature are primarily sold through VALIC. VALIC began offering a GMWB feature on certain variable annuity products in the second quarter of 2006. If available and elected by the contract holder at time of issuance and depending on the provisions of the feature elected, this feature provides a guaranteed annual withdrawal stream either for a specified period of time or for life, regardless of market performance. The amount of the guaranteed withdrawal stream is determined from a guaranteed benefit base amount that is dependent upon the specific feature elected. The Company bears the risk that protracted under-performance of the financial markets and/or better than expected longevity could result in higher GMWB benefits being higher than the underlying contract holder account balance and the risk that the fees collected under the contract are insufficient to cover the costs of the benefits to be provided.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


First available in 2008, there is a GMWB rider that is available on certain equity indexed annuities which are not sold through VALIC. These products are annuities maintained in the general account. As long as no excess withdrawals are taken, the GMWB rider guarantees that the rider benefit amount withdrawals will be available for life and will never decrease, without the need to convert the contract into a payout annuity at the date of annuitization, even if the annuity value declines to zero. The rider benefit amount is based on a percentage of the contract's account value. That percentage is dependent on the attained age of the annuitant.

The fair value of the liabilities for GMWB requires significant management estimates and is based on the present value of expected benefits to be paid less the present value of fee income associated with the guarantees. The fair value estimate of the GMWB guarantees include unobservable inputs such as management's estimate of contract holder behavior as well as such observable inputs as swap curves and market calibrated implied volatility. The valuation technique used to measure the fair value of embedded derivatives was modified during 2008, primarily with respect to the development of long-dated equity volatility assumptions and the discount rates applied to certain projected benefit payments. The valuation technique used to measure the fair value of embedded derivatives was modified again in 2010, primarily to revise the non-performance risk adjustment to reflect a market participant's view of the Company's claims-paying ability. As a result, in 2010 the Company incorporated an additional spread to the swap curve used to value embedded policy derivatives. The changes in fair value of the liability for GMWB are reported in net realized investment losses in the consolidated statements of income
(loss).

Equity indexed annuities and equity indexed universal life contracts offer a guaranteed minimum interest rate plus a contingent return based on some internal or external equity index. This feature is accounted for in accordance with accounting standards for derivative instruments.

The Company also incorporates its own risk of non-performance in the valuation of the embedded policy derivatives associated with variable annuity and indexed annuity and life contracts. During the fourth quarter of 2010, instead of using the interest rate swap curve, the Company revised the non-performance risk adjustment to reflect a market participant's view of the Company's claims-paying ability. See Note 3 for additional disclosures on embedded policy derivatives.

POLICY CLAIMS AND BENEFITS PAYABLE

Policy claims and benefits payable include amounts representing: (i) the actual in-force amounts for reported life claims and an estimate of incurred but unreported claims; and (ii) an estimate, based upon prior experience, for accident and health reported and incurred but unreported losses. The methods of making such estimates and establishing the resulting reserves are continually reviewed and updated and any adjustments are reflected in current period income.

OTHER POLICYHOLDERS' FUNDS

Included in other policyholders' funds are primarily unearned revenue reserves ("URR"), liabilities for dividends arising out of participating business, reserves for experience rated group products and liabilities for policyholder premium deposit funds.

URR consists of front end loads on interest sensitive contracts, representing those policy loads that are non-level and typically higher in initial policy years than in later policy years. Front end loads for interest sensitive life insurance policies are generally deferred and amortized, with interest, in relation to the incidence of EGPs to be realized over the estimated lives of the contracts and are subject to the same adjustments due to changes in the assumptions underlying EGPs as DAC.

Liabilities for dividends arise from participating products issued by the Company. Participating products are those which share in the earnings of the company based on provisions within the insurance contracts sold. These dividends are declared annually by the Board of Directors and may be paid in cash, or they may be applied to reduce future premiums or purchase additional benefits, or they may be left to accumulate with interest until a later date. In addition, certain participating whole life insurance contracts are subject to unique participating policyholder dividend requirements that are imposed by state law. As such, the Company establishes an additional liability

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

because it is required by statute to return 90% of the profits from the contracts to the policyholders in the form of policyholder dividends which will be paid in the future but are not yet payable. The profits used in the liability calculation consist of discrete components for operating income, realized gains and losses and unrealized gains and losses pertaining to the policies and the assets supporting them. The impact of the unrealized gains and losses component is recorded through other comprehensive income (loss).

Provisions for experience rating refunds arise from contractual obligations between the Company and the groups being insured. Periodic assessments of the experience of the insured groups are undertaken and the group participates in the profits of the business, either through adjustments to premiums or through refunds from the liability for the refund.

Premium deposit funds represent a liability for premiums received in advance of their due dates. Such premiums are allowed to accumulate with interest until they are due, at which time the premiums are applied to the underlying policies.

PREMIUM RECOGNITION

Premiums for traditional life insurance products are recognized when due. For limited-payment contracts, net premiums are recorded as revenue. The difference between the gross received and the net premium is deferred and recognized as a change in future policy benefits in the consolidated statements of income
(loss).

Most receipts for annuities and interest-sensitive life insurance policies are classified as deposits instead of revenue. Revenues for these contracts consist of mortality, expense, and surrender charges and are included in insurance charges in the consolidated statements of income (loss). As discussed under "Other Policyholders' Funds" within this note, policy charges that compensate the Company for future services are deferred and recognized in income over the period earned, using the same assumptions used to amortize DAC. Variable annuity and variable universal life fees, asset management fees and surrender charges are recorded as income in other revenue when earned. Net retained broker dealer commissions are recognized as income on a trade date basis.

NET INVESTMENT INCOME

Net investment income represents income primarily from the following sources in the Company's operations:

    . Interest income and related expenses, including amortization of premiums and accretion of discounts on bonds with changes in the timing and the amount of expected principal and interest cash flows reflected in the yield, as applicable.

    . Dividend income and distributions from common and preferred stock and other investments when receivable.

    . Realized and unrealized gains and losses from investments in trading securities accounted for at fair value.

    . Earnings from hedge funds and limited partnership investments accounted for under the equity method.

    .  Interest income on policy loans.

NET REALIZED INVESTMENT GAINS AND LOSSES

Net realized investment gains and losses are determined by specific identification. The net realized investment gains and losses are generated primarily from the following sources:

    . Sales of fixed maturity and equity securities (except trading securities accounted for at fair value), real estate, investments in joint ventures and limited partnerships, securities lending invested collateral and other types of investments.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


    . Reductions to the cost basis of fixed maturity and equity securities (except trading securities accounted for at fair value) and other invested assets for other-than-temporary impairments.

    .  Changes in fair value of derivatives.

    .  Exchange gains and losses resulting from foreign currency transactions.

INCOME TAXES

Deferred taxes and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

A valuation allowance for deferred tax assets is provided if it is more likely than not that some portion of the deferred tax asset will not be realized. An increase or decrease in a valuation allowance that results from a change in circumstances that causes a change in judgment about the realizability of the related deferred tax asset is included in income.

SECURITIES LENDING INVESTED COLLATERAL AND SECURITIES LENDING PAYABLE

On December 12, 2008, the Company terminated its securities lending activities (see Note 7 for additional information).

Securities lending collateral was invested in interest-bearing cash equivalents and fixed maturity securities, primarily floating-rate bonds. Securities lending collateral investments in fixed maturity securities were carried at fair value and accounted for in a manner consistent with other available-for-sale fixed maturity securities, and were evaluated for other-than-temporary impairment by applying the same criteria used for other fixed maturity securities. The Company's allocated portion of income earned on the invested collateral, net of interest repaid to the borrowers under the securities lending agreements and the related management fees paid to administer the program, was recorded as investment income in the consolidated statements of income (loss). The Company's allocated portion of any realized investment losses on the invested collateral was recorded in the consolidated statements of income (loss). The Company generally obtained and maintained cash collateral from securities borrowers at current market levels for the securities lent. During the fourth quarter of 2008, in connection with certain securities lending transactions, the Company met the requirements for sale accounting because collateral received from the counterparties was insufficient to fund substantially all of the cost of purchasing replacement assets. Accordingly, the Company accounted for such lending transactions as sales combined with forward purchase commitments, rather than as secured borrowings. Changes in forward purchase commitments were recorded as net realized investment gains (losses) in the consolidated statements of income (loss).

Since the Company terminated its securities lending activities on December 12, 2008, there were no securities subject to securities lending agreements on the consolidated balance sheets at December 31, 2010 or 2009.

ACCOUNTING CHANGES

FUTURE APPLICATION OF ACCOUNTING STANDARDS

Consolidation of Investments in Separate Accounts

In April 2010, the Financial Accounting Standards Board ("FASB") issued an accounting standard that clarifies that an insurance company should not combine any investments held in separate account interests with its interest in the same investment held in its general account when assessing the investment for consolidation. Separate accounts represent funds for which investment income and investment gains and losses accrue directly to the policyholders who bear the investment risk. The standard also provides guidance on how an insurer should consolidate an investment fund in situations in which the insurer concludes that consolidation of an investment is required and the

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

insurer's interest is through its general account in addition to any separate accounts. The new standard is effective for interim and annual periods beginning on January 1, 2011 for the Company. Earlier application is permitted. The Company adopted this new standard on January 1, 2011. The adoption of this new standard did not have a material effect on its consolidated financial condition, results of operations or cash flows.

Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts

In October 2010, the FASB issued an accounting standard update that amends the accounting for costs incurred by insurance companies that can be capitalized in connection with acquiring or renewing insurance contracts. The new standard clarifies how to determine whether the costs incurred in connection with the acquisition of new or renewal insurance contracts qualify as deferred acquisition costs. The new standard is effective for interim and annual periods beginning on January 1, 2012 with early adoption permitted. Prospective or retrospective application is permitted. The Company has determined not to early adopt, but has not determined whether it will adopt this new standard prospectively or retrospectively. The accounting standard update will result in a decrease of the amount of capitalized costs in connection with the acquisition or renewal of insurance contracts. The Company is currently assessing the effect of adoption of this new standard on its consolidated financial condition, results of operations and cash flows.

THE COMPANY ADOPTED THE FOLLOWING ACCOUNTING STANDARDS DURING 2010:

Consolidation of Variable Interest Entities

In June 2009, the FASB issued an accounting standard that amends the guidance addressing consolidation of certain variable interest entities with an approach focused on identifying which enterprise has the power to direct the activities of a variable interest entity that most significantly affect the entity's economic performance and has (i) the obligation to absorb losses of the entity or (ii) the right to receive benefits from the entity. The new standard also requires enhanced financial reporting by enterprises involved with variable interest entities. The adoption of the new standard did not have a material effect on the Company's consolidated financial condition, results of operations or cash flows.

In February 2010, the FASB also issued an update to the aforementioned accounting standard that defers the revised consolidation rules for variable interest entities with attributes of, or similar to, an investment company or money market fund.

Accounting for Embedded Credit Derivatives

In March 2010, the FASB issued an accounting standard that amends the accounting for embedded credit derivative features in structured securities that redistribute credit risk in the form of subordination of one financial instrument to another. The new standard clarifies how to determine whether embedded credit derivative features, including those in CDOs, credit-linked notes ("CLNs"), synthetic CDOs and CLNs and other synthetic securities (e.g., commercial and residential mortgage-backed securities issued by securitization entities that wrote credit derivatives), are considered to be embedded derivatives that should be analyzed for potential bifurcation and separate accounting or, alternatively, for fair value accounting in connection with the application of the fair value option to the entire hybrid instrument. The Company adopted the new standard on July 1, 2010. Upon adoption, the Company accounts for its investments in synthetic securities otherwise requiring bifurcation at fair value, with changes in fair value recognized in earnings. The adoption of this new standard did not have a material effect on the Company's consolidated financial condition, results of operations or cash flows.

THE COMPANY ADOPTED THE FOLLOWING ACCOUNTING STANDARDS DURING 2009:

Noncontrolling Interests in Consolidated Financial Statements

In December 2007, the FASB issued an accounting standard that requires noncontrolling (i.e., minority) interests in partially owned consolidated subsidiaries to be classified in the consolidated balance sheets as a separate component of equity, or in the mezzanine section of the balance sheets (between liabilities and equity) if such interests do not qualify for "permanent equity" classification. The new standard also specifies the accounting treatment for

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

subsequent acquisitions and sales of noncontrolling interests and how noncontrolling interests should be presented in the consolidated statements of income (loss). The noncontrolling interests' share of subsidiary income (loss) should be reported as a part of consolidated net income (loss) with disclosure of the attribution of consolidated net income (loss) to the controlling and noncontrolling interests on the face of the consolidated statements of income
(loss).

The Company adopted the new standard on January 1, 2009 and applied it prospectively, except for presentation and disclosure requirements. The consolidated statement of income (loss) for the year ended December 31, 2008 has been retrospectively recast to include net income (loss) attributable to both the controlling and noncontrolling interests.

Disclosures about Derivative Instruments and Hedging Activities

In March 2008, the FASB issued an accounting standard that requires enhanced disclosures about (i) how and why the Company uses derivative instruments,
(ii) how derivative instruments and related hedged items are accounted for and
(iii) how derivative instruments and related hedged items affect the Company's consolidated financial condition, results of operations, and cash flows. The Company adopted the new standard on January 1, 2009. See Note 5 for related disclosures.

Recognition and Presentation of Other-Than-Temporary Impairments

In April 2009, the FASB issued an accounting standard that requires a company to recognize the credit component of an other-than-temporary impairment of a fixed maturity security in earnings and the non-credit component in accumulated other comprehensive income (loss) when the company does not intend to sell the security or it is more likely than not that the company will not be required to sell the security prior to recovery. The standard also changed the threshold for determining when an other-than-temporary impairment has occurred on a fixed maturity security with respect to intent and ability to hold until recovery. The standard does not change the recognition of other-than-temporary impairment for equity securities. The standard requires additional disclosures in interim and annual reporting periods for fixed maturity and equity securities.

The Company adopted the new standard on April 1, 2009 and recorded an after-tax cumulative effect adjustment to increase the Company's shareholder's equity by $735 million as of April 1, 2009, consisting of a decrease in accumulated deficit of $2.4 billion and an increase to accumulated other comprehensive loss of $1.6 billion, net of tax. The net increase in the Company's shareholder's equity was due to a reversal of a portion of the deferred tax asset valuation allowance for certain previous non-credit impairment charges directly attributable to the change in accounting principle (see Note 13 herein). The cumulative effect adjustment resulted in an increase of approximately $3.0 billion in the amortized cost of fixed maturity securities, which has the effect of significantly reducing the accretion of investment income over the remaining life of the underlying securities, beginning in the second quarter of 2009. The effect of the reduced investment income will be offset, in part, by a decrease in the amortization of DAC and sales inducements assets.

The new standard is expected to reduce the level of other-than-temporary impairment charges recorded in earnings for fixed maturity securities due to the following required changes in the Company's accounting policy for other-than-temporary impairments:

    . Impairment charges for non-credit (e.g., severity) losses are no longer recognized;

    . The amortized cost basis of credit impaired securities will be written down through a charge to earnings to the present value of expected cash flows, rather than to fair value; and

    . For fixed maturity securities that are not deemed to be credit-impaired, the Company is no longer required to assert that it has the intent and ability to hold such securities to recovery to avoid an other-than-temporary impairment charge. Instead, an impairment charge through earnings is required only in situations where the Company has the intent to sell the fixed maturity security or it is more likely than not that the Company will be required to sell the security prior to recovery.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents the components of the change in the Company's shareholder's equity at April 1, 2009 due to the adoption of the new accounting standard for other-than-temporary impairments:

                                                                     (Increase) Decrease to Net Increase in the
                                              (Increase) Decrease to   Accumulated Other         Company's
                                               Accumulated Deficit     Comprehensive Loss   Shareholder's Equity
                                              ---------------------- ---------------------- --------------------
                                                                        (In Millions)
Net effect of the increase in amortized cost
  of available for sale fixed maturity
  securities                                          $3,033                $(3,033)                $ --
Net effect of related DAC, sales inducement
  assets and other insurance balances                   (493)                   493                   --
Net effect on deferred income tax assets                (162)                   897                  735
                                                      ------                -------                 ----
Net increase in the Company's shareholder's
  equity                                              $2,378                $(1,643)                $735
                                                      ======                =======                 ====

Determining Fair Value When Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly

In April 2009 the FASB issued an accounting standard that provides guidance for estimating fair value of assets and liabilities when the volume and level of activity for an asset or liability have significantly decreased and for identifying circumstances that indicate a transaction is not orderly. The new standard also requires extensive additional fair value disclosures. The adoption of the new standard on April 1, 2009, did not have a material effect on the Company's consolidated financial condition, results of operations or cash flows.

Measuring Liabilities at Fair Value

In August 2009, the FASB issued an accounting standard to clarify how the fair value measurement principles should be applied to measuring liabilities carried at fair value. The new standard explains how to prioritize market inputs in measuring liabilities at fair value and what adjustments to market inputs are appropriate for debt obligations that are restricted from being transferred to another obligor. The new standard was effective beginning October 1, 2009 for the Company. The adoption of the new standard did not have a material effect on the Company's consolidated financial condition, results of operations or cash flows.

Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In September 2009, the FASB issued an accounting standard that permits, as a practical expedient, a company to measure the fair value of an investment that is within the scope of the update on the basis of the net asset value per share of the investment (or its equivalent) if that value is calculated in accordance with fair value as defined by the FASB. The standard also requires enhanced disclosures. The new standard applies to investment companies that do not have readily determinable fair values such as certain hedge funds and private equity funds. The new standard was effective for interim and annual periods ending after December 15, 2009. The new standard does not apply to the Company and therefore did not have a material effect on the Company's consolidated financial condition, results of operations or cash flows.

THE COMPANY ADOPTED THE FOLLOWING ACCOUNTING STANDARDS DURING 2008:

Fair Value Measurements and Fair Value Option

In September 2006, the FASB issued an accounting standard that defines fair value, establishes a framework for measuring fair value and expands disclosure requirements regarding fair value measurements but did not change existing guidance about whether an asset or liability is carried at fair value. The standard also clarifies that an issuer's credit standing should be considered when measuring liabilities at fair value. The Company adopted the standard on January 1, 2008, its required effective date. The standard must be applied prospectively, except for certain stand-alone derivatives and hybrid instruments, which must be applied as a cumulative effect of change in

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

accounting principle to retained earnings at January 1, 2008. The adoption of the standard did not have a material effect on the Company's consolidated financial condition or results of operations.

In February 2007, the FASB issued an accounting standard that permits entities to choose to measure at fair value many financial instruments and certain other items that are not required to be measured at fair value. Subsequent changes in fair value for designated items are required to be reported in earnings. The standard also establishes presentation and disclosure requirements for similar types of assets and liabilities measured at fair value. The standard permits the fair value option election on an instrument-by-instrument basis for eligible items existing at the adoption date and at initial recognition of an asset or liability, or upon most events that gives rise to a new basis of accounting for that instrument. The Company adopted the standard on January 1, 2008, its required effective date. The Company did not make any fair value measurement elections upon initial adoption of the standard.

Fair Value of Financial Assets in Inactive Markets

In October 2008, the FASB issued an accounting standard that provides guidance clarifying certain aspects with respect to the fair value measurements of a security when the market for that security is inactive. The Company adopted this guidance in the third quarter of 2008. The effects of adopting this standard on the Company's consolidated financial condition, results of operations and cash flows were not material.

Amendment to Other-Than-Temporary Impairment Guidance

In January 2009, the FASB issued an accounting standard that amends the impairment guidance on recognition of interest income and impairment on purchased beneficial interests and beneficial interests that continue to be held by a transferor in securitized financial assets to achieve more consistent determination of whether an other-than-temporary impairment has occurred. The standard also retains and emphasizes the objective of an other-than-temporary impairment assessment and the related disclosure requirements related to the accounting for certain investments in fixed maturity and equity securities and other related guidance. The Company adopted this guidance in the fourth quarter of 2008. The effects of adopting the standard on the Company's consolidated financial condition, results of operations and cash flows were not material.

3. FAIR VALUE MEASUREMENTS

Fair Value Measurements on a Recurring Basis

The Company carries certain financial instruments at fair value. The Company defines the fair value of a financial instrument as the amount that would be received from the sale of an asset or paid to transfer a liability in an orderly transaction between willing, able and knowledgeable market participants at the measurement date.

The degree of judgment used in measuring the fair value of financial instruments generally correlates with the level of observable valuation inputs. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Financial instruments with quoted prices in active markets generally have more pricing observability and less judgment is used in measuring fair value. Conversely, financial instruments for which no quoted prices are available have less observability and are measured at fair value using valuation models or other pricing techniques that require more judgment. Pricing observability is affected by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction, liquidity and general market conditions.

Fair Value Hierarchy

Assets and liabilities recorded at fair value in the consolidated balance sheets are measured and classified in a hierarchy for disclosure purposes, consisting of three "levels" based on the observability of inputs available in the marketplace used to measure the fair values, as discussed below:

.. Level 1 - Fair value measurements that are quoted prices (unadjusted) in active markets that the Company has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Company does not adjust the quoted price for such instruments. Assets and liabilities

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

  measured at fair value on a recurring basis and classified as Level 1 include certain government and agency securities, actively traded listed common stocks and futures and options contracts, most separate account assets and most mutual funds.

.. Level 2 - Fair value measurements based on inputs other than quoted prices included in Level 1, that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals. Assets and liabilities measured at fair value on a recurring basis and classified as Level 2 generally include certain government and agency securities, most investment-grade and high-yield corporate bonds, certain RMBS, CMBS and collateralized loan obligations/asset-backed securities (CLO/ABS), certain listed equities, state, municipal and provincial obligations, hybrid securities, securities purchased (sold) under agreements to resell (repurchase), mutual fund and hedge fund investments, and certain interest rate and currency derivative contracts.

.. Level 3 - Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3. These measurements include circumstances in which there is little, if any, market activity for the asset or liability. Therefore, the Company must make certain assumptions as to the inputs a hypothetical market participant would use to value that asset or liability. In certain cases, the inputs used to measure the fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement. The Company's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment. In making the assessment, the Company considers factors specific to the asset or liability. Assets and liabilities measured at fair value on a recurring basis and classified as Level 3 include certain RMBS, CMBS, and collateralized debt/asset-backed securities (CDO/ABS), corporate debt, certain municipal and sovereign debt, certain derivative contracts, private equity and real estate fund investments, and direct private equity investments. The Company's non-financial instrument assets that are measured at fair value on a non-recurring basis generally are classified as Level 3.

The following is a description of the valuation methodologies used for instruments carried at fair value. These methodologies are applied to assets and liabilities across the levels noted above, and it is the observability of the inputs used that determines the appropriate level in the fair value hierarchy for the respective asset or liability.

Valuation Methodologies

Incorporation of Credit Risk in Fair Value Measurements

.. The Company's Own Credit Risk. Fair value measurements for certain freestanding derivatives incorporate the Company's own credit risk by determining the explicit cost for each counterparty to protect against its net credit exposure to the Company at the balance sheet date by reference to observable credit default swap or cash bond spreads. A derivative counterparty's net credit exposure to the Company is determined based on master netting agreements, which take into consideration all derivative positions with the Company, as well as cash collateral posted by the Company at the balance sheet date.

.. Counterparty Credit Risk. Fair value measurements for freestanding derivatives incorporate counterparty credit risk by determining the explicit cost for the Company to protect against its net credit exposure to each counterparty at the balance sheet date by reference to observable counterparty credit default swap spreads, when available. When not available, other directly or indirectly observable credit spreads will be used to derive the best estimates of the counterparty spreads. The Company's net credit exposure to a counterparty is determined based on master netting agreements, which take into consideration all derivative positions with the counterparty, as well as cash collateral posted by the counterparty at the balance sheet date.

A credit default swap ("CDS") is a derivative contract that allows the transfer of third party credit risk from one party to the other. The buyer of the CDS pays an upfront and/or periodic premium to the seller. The seller's payment obligation is triggered by the occurrence of a credit event under a specified reference security and is determined by

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

the loss on that specified reference security. The present value of the amount of the periodic and/or upfront premium therefore represents a market-based expectation of the likelihood that the specified reference party will fail to perform on the reference obligation, a key market observable indicator of non-performance risk (the CDS spread).

Fair values for fixed maturity securities based on observable market prices for identical or similar instruments implicitly incorporate counterparty credit risk. Fair values for fixed maturity securities based on internal models incorporate counterparty credit risk by using discount rates that take into consideration cash issuance spreads for similar instruments or other observable information.

The cost of credit protection is determined under a discounted present value approach considering the market levels for single name CDS spreads for each specific counterparty, the mid market value of the net exposure (reflecting the amount of protection required) and the weighted average life of the net exposure. CDS spreads are provided to the Company by an independent third party. The Company utilizes an interest rate based on the benchmark London Interbank Offered Rate ("LIBOR") curve to derive its discount rates.

While this approach does not explicitly consider all potential future behavior of the derivative transactions or potential future changes in valuation inputs, management believes this approach provides a reasonable estimate of the fair value of the assets and liabilities, including consideration of the impact of non-performance risk.

Fixed Maturity Securities - Trading and Available for Sale

Whenever available, the Company obtains quoted prices in active markets for identical assets at the balance sheet date to measure fixed maturity securities at fair value in its available for sale and trading portfolios. Market price data is generally obtained from dealer markets.

Management is responsible for the determination of the value of the investments carried at fair value and the supporting methodologies and assumptions. The Company employs independent third-party valuation service providers to gather, analyze, and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual instruments. When the Company's valuation service providers are unable to obtain sufficient market observable information upon which to estimate the fair value for a particular security, fair value is determined either by requesting brokers who are knowledgeable about these securities to provide a quote, which is generally non-binding, or by employing widely accepted internal valuation models.

Valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation models, provide a single fair value measurement for individual securities for which a fair value has been requested under the terms of service agreements. The inputs used by the valuation service providers include, but are not limited to, market prices from recently completed transactions and transactions of comparable securities, benchmark yields, interest rate yield curves, credit spreads, currency rates, quoted prices for similar securities and other market- observable information, as applicable. The valuation models take into account, among other things, market observable information as of the measurement date as well as the specific attributes of the security being valued, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security or issuer-specific information. When market transactions or other market observable data is limited, the extent to which judgment is applied in determining fair value is greatly increased.

The Company has processes designed to ensure that the values received or internally estimated are accurately recorded, that the data inputs and the valuation techniques utilized are appropriate and consistently applied and that the assumptions are reasonable and consistent with the objective of determining fair value. The Company assesses the reasonableness of individual security values received from valuation service providers through various analytical techniques. In addition, the Company may validate the reasonableness of fair values by comparing information obtained from the Company's valuation service providers to other third-party valuation sources for selected securities. The Company also validates prices for selected securities obtained from brokers through reviews by members of management who have relevant expertise and who are independent of those charged with executing investing transactions.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The methodology above is relevant for all fixed maturity securities; following are discussions of certain procedures unique to specific classes of securities.

Fixed Maturity Securities issued by Government Entities

For most debt securities issued by government entities, the Company obtains fair value information from independent third-party valuation service providers, as quoted prices in active markets are generally only available for limited debt securities issued by government entities. The fair values received from these valuation service providers may be based on a market approach using matrix pricing, which considers a security's relationship to other securities for which a quoted price in an active market may be available, or alternatively based on an income approach, which uses valuation techniques to convert future cash flows to a single present value amount.

Fixed Maturity Securities issued by Corporate Entities

For most debt securities issued by corporate entities, the Company obtains fair value information from third-party valuation service providers. For certain corporate debt securities, the Company obtains fair value information from brokers. For those corporate debt instruments (for example, private placements) that are not traded in active markets or that are subject to transfer restrictions, valuations are adjusted to reflect illiquidity and/or non-transferability, and such adjustments generally are based on available market evidence. In the absence of such evidence, management's best estimate is used.

RMBS, CMBS, CDOs and other ABS

Third-party valuation service providers also provide fair value information for the majority of the Company's investments in RMBS, CMBS, CDOs and other ABS. Where pricing is not available from valuation service providers, the Company obtains fair value information from brokers. Broker prices may be based on an income approach, which converts expected future cash flows to a single present value amount, with specific consideration of inputs relevant to structured securities, including ratings, collateral types, geographic concentrations, underlying loan vintages, loan delinquencies, and weighted average coupons and maturities. Broker prices may also be based on a market approach that considers recent transactions involving identical or similar securities. When the volume or level of market activity for an investment in RMBS, CMBS, CDOs or other ABS is limited, certain inputs used to determine fair value may not be observable in the market.

ML II

The fixed maturity securities, trading portfolio includes an interest in ML II. See Note 4 for additional background information on ML II. At inception, the Company's economic interest in ML II was valued at the transaction price of $350 million. Subsequently, the ML II interest is valued using a discounted cash flow methodology that uses the estimated future cash flows of the assets to which the ML II interest is entitled. The Company applies a model-determined market discount rate to its interest. This discount rate is calibrated to the change in the estimated asset values for the underlying assets commensurate with the Company's interest in the capital structure of the entity. Estimated cash flows and discount rates used in the valuation are validated, to the extent possible, using market observable information for securities with similar asset pools, structure and terms.

The fair value methodology used assumes the underlying collateral in the ML II interest will continue to be held and generate cash flows into the foreseeable future and does not assume a current liquidation of the assets underlying the ML II interest. Other methodologies employed or assumptions made in determining fair value for this investment could result in amounts that differ significantly for the amounts reported.

As of December 31, 2010, the Company expected to receive cash flows (undiscounted) in excess of the Company's initial investment, and any accrued interest, in the ML II interest over the remaining life of the investment after repayment of the first priority obligations owed to the New York Fed. The Company's cash flow methodology considers the capital structure of the collateral securities and their expected credit losses from the underlying asset pools. The fair value of the ML II interest is most affected by changes in the discount rates and changes in the underlying estimated future collateral cash flow assumptions used in the valuation model.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The LIBOR interest rate curve changes are determined based on observable prices, interpolated or extrapolated to derive a LIBOR for a specific maturity term as necessary. The spreads over LIBOR for the ML II interest (including collateral-specific credit and liquidity spreads) can change as a result of changes in market expectations about the future performance of these investments as well as changes in the risk premium that market participants would demand at the time of the transactions.

Changes in estimated future cash flows would primarily be the result of changes in expectations for defaults, recoveries and prepayments on underlying loans.

Changes in the discount rate or the estimated future cash flows used in the valuation would alter the Company's estimate of the fair value of ML II as shown in the table below.

                                                             Fair Value Change
                                                             -----------------
                                                               (In Millions)
Twelve Months Ended December 31, 2010
Discount Rates
200 basis point increase                                           $ (53)
200 basis point decrease                                              61
400 basis point increase                                             (99)
400 basis point decrease                                             131
Estimated Future Cash Flows
10% increase                                                         113
10% decrease                                                        (118)
20% increase                                                         223
20% decrease                                                        (242)

The Company believes that the ranges of discount rates used in these analyses are reasonable on the basis of implied spread volatilities of similar collateral securities and implied volatilities of LIBOR interest rates. The ranges of estimated future cash flows were determined on the basis of variability in estimated future cash flows implied by cumulative loss estimates for similar instruments. Because of these factors, the fair value of ML II is likely to vary, perhaps materially, from the amount estimated.

Equity Securities Traded in Active Markets - Available for Sale and Trading

Whenever available, the Company obtains quoted prices in active markets for identical assets at the balance sheet date to measure at fair value marketable equity securities in its available for sale and trading portfolios. Market price data is generally obtained from exchange or dealer markets.

Hedge Funds, Private Equity Funds and Other Investment Partnerships - Partnerships and Other Invested Assets

The Company initially estimates the fair value of investments in certain hedge fund, private equity funds and other partnerships by reference to the transaction price. Subsequently, the Company obtains the fair value of these investments from net asset value information provided by the general partner or manager of the investments, the financial statements of which are generally audited annually. The Company considers observable market data and performs diligence procedures in validating the appropriateness of using the net asset value as a fair value measurement.

Separate Account Assets

Separate account assets are composed primarily of registered and unregistered open-end mutual funds that generally trade daily and are measured at fair value in the manner discussed above for equity securities traded in active markets.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Short-Term Investments

The carrying value of these assets approximates fair value because of the relatively short period of time between origination and expected realization.

Freestanding Derivatives

Derivative assets and liabilities can be exchange-traded or traded over-the-counter ("OTC"). The Company generally values exchange-traded derivatives using quoted prices in active markets for identical derivatives at the balance sheet date.

OTC derivatives are valued using market transactions and other observable market evidence whenever possible, including market-based inputs to models, model calibration to market clearing transactions, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. When models are used, the selection of a particular model to value an OTC derivative depends on the contractual terms of, and specific risks inherent in the instrument, as well as the availability of pricing information in the market. The Company generally uses similar models to value similar instruments. Valuation models require a variety of inputs, including contractual terms, market prices and rates, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, such as swaps and options, model inputs can generally be corroborated by observable market data by correlation or other means, and model selection does not involve significant management judgment.

Certain OTC derivatives trade in less liquid markets with limited pricing information, and the determination of fair value for these derivatives is inherently more difficult. When the Company does not have corroborating market evidence to support significant model inputs and cannot verify the model to market transactions, the transaction price may provide the best estimate of fair value. Accordingly, when a pricing model is used to value such an instrument, the model is adjusted so the model value at inception equals the transaction price. The Company will update valuation inputs only when corroborated by evidence such as similar market transactions, third party pricing services and/or broker or dealer quotations, or other empirical market data. When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit considerations. Such adjustments are generally based on available market evidence. In the absence of such evidence, management's best estimate is used.

Embedded Policy Derivatives Included in Policyholder Contract Deposits

The fair value of embedded derivatives contained in certain variable annuity and equity-indexed annuity and life contracts is measured based on actuarial and capital market assumptions related to projected cash flows over the expected lives of the contracts. These cash flow estimates primarily include benefits and related fees assessed, when applicable, and incorporate expectations about policyholder behavior. Estimates of future policyholder behavior are subjective and based primarily on the Company's historical experience.

With respect to embedded policy derivatives in the Company's variable annuity contracts, because of the dynamic and complex nature of the expected cash flows in the Company's variable annuity contracts, risk neutral valuations are used. Estimating the underlying cash flows for these products involves many estimates and judgments, including those regarding expected market rates of return, market volatility, correlations of market index returns to funds, fund performance, discount rates and policyholder behavior.

With respect to embedded derivatives in the Company's indexed life and annuity contracts, option pricing models are used to estimate fair value, taking into account assumptions for future equity index growth rates, volatility of the equity index, future interest rates, and determinations on adjusting the participation rate and the cap on equity indexed credited rates in light of market conditions and policyholder behavior assumptions. This methodology incorporates an explicit risk margin to take into consideration market participant estimates of projected cash flows and policyholder behavior.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The Company also incorporates its own risk of non-performance in the valuation of the embedded policy derivatives associated with variable annuity and indexed annuity and life contracts. Historically, the expected cash flows were discounted using the interest rate swap curve (swap curve), which is commonly viewed as being consistent with the credit spreads for highly-rated financial institutions (S&P AA-rated or above). A swap curve shows the fixed-rate leg of a plain vanilla swap against the floating LIBOR leg of a related tenor. The swap curve was adjusted, as necessary, for anomalies between the swap curve and the treasury yield curve. During the fourth quarter of 2010, the Company revised the non-performance risk adjustment to reflect a market participant's view of the Company's claims-paying ability. As a result, in 2010 the Company incorporated an additional spread to the swap curve used to value embedded policy derivatives. Primarily as a result of this change, the fair value of the embedded derivative liabilities decreased by $66 million, which is partially offset by $7 million of DAC amortization.

Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following tables present information about assets and liabilities measured at fair value on a recurring basis and indicates the level of the fair value measurement based on the levels of the inputs used:

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


At December 31, 2010

                                                                           Counterparty      Cash
                                                   Level 1 Level 2 Level 3  Netting (a) Collateral (b) Total Fair Value
                                                   ------- ------- ------- ------------ -------------- ----------------
                                                                              (In Millions)
ASSETS:
Fixed maturity securities, available for
  sale:
   U.S. government obligations                     $    -- $   467 $   --      $ --          $ --          $   467
   Foreign government                                   --     786     --        --            --              786
   States, territories & political
     subdivisions                                       --     595    229        --            --              824
   Corporate securities                                 --  41,993    755        --            --           42,748
   Mortgage-backed, asset-backed and
     collateralized:
       Residential mortgage-backed securities           --   4,506  1,862        --            --            6,368
       Commercial mortgage-backed securities            --     565  1,743        --            --            2,308
       Collateralized debt obligation /
         Asset backed securities                        --     822  1,300        --            --            2,122
                                                   ------- ------- ------      ----          ----          -------
Total fixed maturity securities, available
  for sale                                              --  49,734  5,889        --            --           55,623
                                                   ------- ------- ------      ----          ----          -------
Hybrid securities:
   Mortgage-backed, asset-backed and
     collateralized:
       Commercial mortgage-backed securities            --      --      1        --            --                1
                                                   ------- ------- ------      ----          ----          -------
Total hybrid securities                                 --      --      1        --            --                1
                                                   ------- ------- ------      ----          ----          -------
Fixed maturity securities, trading:
   Corporate securities                                 --       4     --        --            --                4
   Mortgage-backed, asset-backed and
     collateralized:
       Commercial mortgage-backed securities            --      --     19        --            --               19
       Collateralized debt obligation /
         Asset backed securities                        --      --    476        --            --              476
                                                   ------- ------- ------      ----          ----          -------
Total fixed maturity securities, trading                --       4    495        --            --              499
                                                   ------- ------- ------      ----          ----          -------
Equity securities, available for sale:
   Common stocks                                         8       3     23        --            --               34
   Preferred stocks                                     --       6     28        --            --               34
                                                   ------- ------- ------      ----          ----          -------
Total equity securities, available for sale              8       9     51        --            --               68
                                                   ------- ------- ------      ----          ----          -------
Equity securities, trading:
   Common stocks                                        --      --      1        --            --                1
                                                   ------- ------- ------      ----          ----          -------
Total equity securities, trading                        --      --      1        --            --                1
                                                   ------- ------- ------      ----          ----          -------
Partnerships and other invested assets                   3     275  1,149        --            --            1,427
Short-term investments                                  21   3,749     --        --            --            3,770
Derivative assets:
   Interest rate contracts                              --      36     --        --            --               36
   Foreign exchange contracts                           14      30     --        --            --               44
   Equity contracts                                      8      31      7        --            --               46
   Counterparty netting and cash collateral             --      --     --       (48)          (23)             (71)
                                                   ------- ------- ------      ----          ----          -------
Total derivative assets                                 22      97      7       (48)          (23)              55
                                                   ------- ------- ------      ----          ----          -------
Separate account assets                             27,056     303     --        --            --           27,359
                                                   ------- ------- ------      ----          ----          -------
       Total                                       $27,110 $54,171 $7,593      $(48)         $(23)         $88,803
                                                   ======= ======= ======      ====          ====          =======
LIABILITIES:
Policyholder contract deposits                     $    -- $    -- $  239      $ --          $ --          $   239
Derivative liabilities:
   Interest rate contracts                              --      12     --        --            --               12
   Foreign exchange contracts                           14     110     --        --            --              124
   Equity contracts                                     --       6     --        --            --                6
   Counterparty netting and cash collateral             --      --     --       (48)           --              (48)
                                                   ------- ------- ------      ----          ----          -------
Total derivative liabilities                            14     128     --       (48)           --               94
                                                   ------- ------- ------      ----          ----          -------
       Total                                       $    14 $   128 $  239      $(48)         $ --          $   333
                                                   ======= ======= ======      ====          ====          =======

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


At December 31, 2009

                                                                           Counterparty      Cash
                                                   Level 1 Level 2 Level 3  Netting (a)  Collateral (b) Total Fair Value
                                                   ------- ------- ------- ------------ --------------- ----------------
                                                                               (In Millions)
ASSETS:
Fixed maturity securities, available for
  sale:
   U.S. government obligations                     $    -- $   413 $   --      $ --           $--           $   413
   Foreign government                                   --     620     --        --            --               620
   States, territories & political
     subdivisions                                       --     359    113        --            --               472
   Corporate securities                                 --  34,614  1,632        --            --            36,246
   Mortgage-backed, asset-backed and
     collateralized:
       Residential mortgage-backed securities           --   6,052  1,871        --            --             7,923
       Commercial mortgage-backed securities            --     589  1,133        --            --             1,722
       Collateralized debt obligation / Asset
   backed securities                                    --     748  1,237        --            --             1,985
                                                   ------- ------- ------      ----           ---           -------
Total fixed maturity securities, available
  for sale                                              --  43,395  5,986        --            --            49,381
                                                   ------- ------- ------      ----           ---           -------
Hybrid securities:
   Foreign government                                   --       2     50        --            --                52
   Corporate securities                                 --      --      3        --            --                 3
                                                   ------- ------- ------      ----           ---           -------
Total hybrid securities                                 --       2     53        --            --                55
                                                   ------- ------- ------      ----           ---           -------
Fixed maturity securities, trading:
   Corporate securities                                 --       4     --        --            --                 4
   Mortgage-backed, asset-backed and
     collateralized:
       Commercial mortgage-backed securities            --      30      8        --            --                38
       Collateralized debt obligation / Asset
   backed securities                                    --      --    266        --            --               266
                                                   ------- ------- ------      ----           ---           -------
Total fixed maturity securities, trading                --      34    274        --            --               308
                                                   ------- ------- ------      ----           ---           -------
Equity securities, available for sale:
   Common stocks                                        79      --     12        --            --                91
   Preferred stocks                                     --       8     23        --            --                31
                                                   ------- ------- ------      ----           ---           -------
Total equity securities, available for sale             79       8     35        --            --               122
                                                   ------- ------- ------      ----           ---           -------
Equity securities, trading:
   Common stocks                                        --      --      1        --            --                 1
                                                   ------- ------- ------      ----           ---           -------
Total equity securities, trading                        --      --      1        --            --                 1
                                                   ------- ------- ------      ----           ---           -------
Partnerships and other invested assets                  16     287    749        --            --             1,052
Short-term investments                                  30   4,863     --        --            --             4,893
Derivative assets                                       11      60      7       (37)           (3)               38
Separate account assets                             24,978       5     --        --            --            24,983
                                                   ------- ------- ------      ----           ---           -------
       Total                                       $25,114 $48,654 $7,105      $(37)          $(3)          $80,833
                                                   ======= ======= ======      ====           ===           =======
LIABILITIES:
Policyholder contract deposits                     $    -- $    -- $  240      $ --           $--           $   240
Derivative liabilities                                  --      79     --       (37)           --                42
                                                   ------- ------- ------      ----           ---           -------
       Total                                       $    -- $    79 $  240      $(37)          $--           $   282
                                                   ======= ======= ======      ====           ===           =======

(a) Represents netting of derivative exposures covered by a qualifying master netting agreement.
(b) Represents cash collateral posted and received.

Transfers of Level 1 and Level 2 Assets and Liabilities

The Company's policy is to record transfers of assets and liabilities between Level 1 and Level 2 at their fair values as of the end of each reporting period, consistent with the date of the determination of fair value. Assets are transferred out of Level 1 when they are no longer transacted with sufficient frequency and volume in an active market. Conversely, assets are transferred from Level 2 to Level 1 when transaction volume and frequency are indicative of an active market. The Company had no significant transfers between Level 1 and Level 2 during the year ended December 31, 2010.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


At December 31, 2010 and 2009, Level 3 assets were 6.9 percent and 7.0 percent of total assets, respectively, and Level 3 liabilities were 0.2 percent and 0.3 percent of total liabilities, respectively.

Changes in Level 3 Recurring Fair Value Measurements

The following tables present changes during the years ended December 31, 2010 and 2009 in Level 3 assets and liabilities measured at fair value on a recurring basis, and the realized and unrealized gains (losses) recorded in the consolidated statements of income (loss) during the years ended December 31, 2010 and 2009 related to the Level 3 assets and liabilities that remained in the consolidated balance sheets at December 31, 2010 and 2009:

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


                                                                                                                     Changes in
                                                 Net Realized                                                        Unrealized
                                                and Unrealized  Accumulated                                        Gains (Losses)
                                    Balance at  Gains (Losses)     Other        Purchases,              Balance at on Instruments
Twelve Months Ended                Beginning of  included in   Comprehensive Sales, Issuances    Net      End of   Held at End of
December 31, 2010                     Period      Income (a)   Income (Loss) and Settlements  Transfers   Period       Period
-------------------                ------------ -------------- ------------- ---------------- --------- ---------- --------------
                                                                           (In Millions)
ASSETS:
Fixed maturity securities,
  available for sale:
   States, territories &
     political subdivisions           $  113        $  --         $   (2)         $ 147         $ (29)    $  229        $--
   Corporate securities                1,632          (35)            61            (11)         (892)       755         --
Mortgage-backed, asset-backed
  and collateralized:
       Residential
         mortgage-backed
         securities                    1,871          (15)           210           (521)          317      1,862         --
       Commercial
         mortgage-backed
         securities                    1,133         (354)           970           (132)          126      1,743         --
       Collateralized debt
         obligation / Asset
         backed securities             1,237           53             71           (232)          171      1,300         --
                                      ------        -----         ------          -----         -----     ------        ---
Total fixed maturity
  securities, available for
  sale                                 5,986         (351)         1,310           (749)         (307)     5,889         --
                                      ------        -----         ------          -----         -----     ------        ---
Hybrid securities:
   Foreign government                     50           --             --            (50)           --         --         --
   Corporate securities                    3           --             --             (3)           --         --         --
   Mortgage-backed,
     asset-backed and
     collateralized:
       Commercial
         mortgage-backed
         securities                       --           --             --              1            --          1         --
                                      ------        -----         ------          -----         -----     ------        ---
Total hybrid securities                   53           --             --            (52)           --          1         --
                                      ------        -----         ------          -----         -----     ------        ---
Fixed maturity securities,
  trading:
   Mortgage-backed,
     asset-backed and
     collateralized:
       Commercial
         mortgage-backed
         securities                        8           11             --            (34)           34         19         --
       Collateralized debt
         obligation / Asset
         backed securities               266          175             --             35            --        476         86
                                      ------        -----         ------          -----         -----     ------        ---
Total fixed maturity
  securities, trading                    274          186             --              1            34        495         86
                                      ------        -----         ------          -----         -----     ------        ---
Equity securities, available
  for sale:
   Common stocks                          12           (1)            11              3            (2)        23         --
   Preferred stocks                       23           (2)             3              3             1         28         --
                                      ------        -----         ------          -----         -----     ------        ---
Total equity securities,
  available for sale                      35           (3)            14              6            (1)        51         --
                                      ------        -----         ------          -----         -----     ------        ---
Equity securities, trading:
   Common stocks                           1           --             --             --            --          1         --
                                      ------        -----         ------          -----         -----     ------        ---
Total equity securities,
  trading                                  1           --             --             --            --          1         --
                                      ------        -----         ------          -----         -----     ------        ---
Partnerships and other
  invested assets                        749          (32)           143            215            74      1,149         --
                                      ------        -----         ------          -----         -----     ------        ---
Total derivative assets, net               7           (4)            --              4            --          7         (3)
                                      ------        -----         ------          -----         -----     ------        ---
       Total                          $7,105        $(204)        $1,467          $(575)        $(200)    $7,593        $83
                                      ------        -----         ------          -----         -----     ------        ---
LIABILITIES:
Policyholder contract deposits        $  240        $ (42)        $   --          $  41         $  --     $  239        $--

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


                                                                                                                    Changes in
                                                 Net Realized                Purchases,                             Unrealized
                                                and Unrealized  Accumulated    Sales,                             Gains (Losses)
                                    Balance at  Gains (Losses)     Other      Issuances                Balance at on Instruments
Twelve Months Ended                Beginning of  included in   Comprehensive     and                     End of   Held at End of
December 31, 2009                     Period      Income (a)   Income (Loss) Settlements Net Transfers   Period       Period
-------------------                ------------ -------------- ------------- ----------- ------------- ---------- --------------
                                                                           (In Millions)
ASSETS:
Fixed maturity securities,
  available for sale:
   States, territories &
     political subdivisions           $   92        $  --         $   (1)       $  41        $ (19)      $  113       $  --
   Corporate securities                2,089           16            569         (423)        (619)       1,632          --
   Mortgage-backed,
     asset-backed and
     collateralized:
       Residential
         mortgage-backed
         securities                    1,811         (181)           213          (47)          75        1,871          --
       Commercial
         mortgage-backed
         securities                      574         (220)           310         (124)         593        1,133          --
       Collateralized debt
         obligation / Asset
   backed securities                     748          (17)           236           43          227        1,237          --
                                      ------        -----         ------        -----        -----       ------       -----
Total fixed maturity
  securities, available for
  sale                                 5,314         (402)         1,327         (510)         257        5,986          --
                                      ------        -----         ------        -----        -----       ------       -----
Hybrid securities:
   Foreign government                     --           --              1           --           49           50          --
   Corporate securities                   --           --             --           --            3            3          --
                                      ------        -----         ------        -----        -----       ------       -----
Total hybrid securities                   --           --              1           --           52           53          --
                                      ------        -----         ------        -----        -----       ------       -----
Fixed maturity securities,
  trading:
   Mortgage-backed,
     asset-backed and
     collateralized:
       Commercial
         mortgage-backed
         securities                        4            1             --           --            3            8           2
       Collateralized debt
         obligation / Asset
         backed securities               274          (22)            --           14           --          266         (22)
                                      ------        -----         ------        -----        -----       ------       -----
Total fixed maturity
  securities, trading                    278          (21)            --           14            3          274         (20)
                                      ------        -----         ------        -----        -----       ------       -----
Equity securities, available
  for sale:
   Common stocks                          11           (7)             6            2           --           12          --
   Preferred stocks                       21           (3)             8           --           (3)          23          --
                                      ------        -----         ------        -----        -----       ------       -----
Total equity securities,
  available for sale                      32          (10)            14            2           (3)          35          --
                                      ------        -----         ------        -----        -----       ------       -----
Equity securities, trading:
   Common stocks                           1           --             --           --           --            1          --
                                      ------        -----         ------        -----        -----       ------       -----
Total equity securities,
  trading                                  1           --             --           --           --            1          --
                                      ------        -----         ------        -----        -----       ------       -----
Partnerships and other
  invested assets                        813         (102)           (10)          42            6          749          --
Derivative assets                          7           --             --           --           --            7          --
                                      ------        -----         ------        -----        -----       ------       -----
       Total                          $6,445        $(535)        $1,332        $(452)       $ 315       $7,105       $ (20)
                                      ------        -----         ------        -----        -----       ------       -----
LIABILITIES:
Policyholder contract deposits        $  408        $(156)        $   (8)       $  (4)       $  --       $  240       $(148)
                                      ------        -----         ------        -----        -----       ------       -----
       Total                          $  408        $(156)        $   (8)       $  (4)       $  --       $  240       $(148)
                                      ------        -----         ------        -----        -----       ------       -----

(a) Net realized gains and losses related to Level 3 items shown above are reported in the consolidated statements of income (loss) as net realized investment gains (losses). Net realized and unrealized gains and losses on trading securities are reported in net investment income.

Changes in the fair value of separate account assets are completely offset in the consolidated statements of income (loss) and comprehensive income (loss) by changes in separate account liabilities, which are not carried at fair value and therefore not included in the tables above.

Transfers of Level 3 Assets and Liabilities

The Company's policy is to transfer assets and liabilities into Level 3 when a significant input cannot be corroborated with market observable data. This may include: circumstances in which market activity has

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

dramatically decreased and transparency to underlying inputs cannot be observed, current prices are not available, and substantial price variances in quotations among market participants exist.

The following table provides the components of the transfers of Level 3 assets on a gross basis:

                                                Gross     Gross      Net
                                              Transfers Transfers Transfers
At December 31, 2010                             In       (Out)   In (Out)
--------------------                          --------- --------- ---------
                                                      (In Millions)
ASSETS:
   Obligations of states, municipalities and
     political subdivisions                    $   --    $   (29)   $ (29)
   Corporate securities                           452     (1,344)    (892)
   RMBS                                           336        (19)     317
   CMBS                                           175        (15)     160
   CDO/ABS                                        484       (313)     171
   Equity securities                                2         (3)      (1)
   Partnerships and other invested assets         245       (171)      74
                                               ------    -------    -----
Total assets                                   $1,694    $(1,894)   $(200)
                                               ======    =======    =====

During the year ended December 31, 2010, the Company transferred into Level 3 approximately $1.7 billion of assets consisting of certain ABS, CMBS and RMBS, private placement corporate debt and investment partnerships. The transfers into Level 3 related to investments in ABS, RMBS and CMBS were due to a decrease in market transparency, downward credit migration and an overall increase in price disparity for certain individual security types. Transfers into Level 3 for private placement corporate debt were primarily the result of the Company overriding third party matrix pricing information downward to better reflect the additional risk premium associated with those securities that the Company believes was not captured in the matrix. Investment partnerships transferred into Level 3 primarily consisted of certain hedge funds with limited market activity due to fund-imposed redemption restrictions.

Assets are transferred out of Level 3 when circumstances change such that significant inputs can be corroborated with market observable data. This may be due to a significant increase in market activity for the asset, a specific event, one or more significant input(s) becoming observable, or when a long-term interest rate significant to a valuation becomes short-term and thus observable. During the year ended December 31, 2010, the Company transferred approximately $1.9 billion of assets out of Level 3. These transfers out of Level 3 are primarily related to investments in private placement corporate debt, investments in certain ABS, RMBS, CMBS and CDOs and certain investment partnerships. Transfers out of Level 3 for private placement corporate debt and for ABS were primarily the result of the Company using observable pricing information or a third party pricing quote that appropriately reflects the fair value of those securities, without the need for adjustment based on the Company's own assumptions regarding the characteristics of a specific security or the current liquidity in the market. Transfers out of Level 3 for RMBS investments were primarily due to increased usage of pricing from valuation service providers that were reflective of market activity, where previously an internally adjusted price had been used. Similarly, transfers out of Level 3 for CMBS and CDO investments backed by corporate credits were primarily the result of the Company using observable pricing information or a third party pricing quote that appropriately reflects the fair value of those securities, without the need for adjustment based on the Company's own assumptions regarding the characteristics of a specific security or the current liquidity in the market. Transfers out of Level 3 for both the CMBS and CDO investments were primarily due to increased observations of market transactions and price information for those securities. Certain investment partnerships were transferred out of Level 3 primarily due to the availability of information related to the underlying assets of these funds.

Investments in Certain Entities Carried at Fair Value Using Net Asset Value Per Share

The following table includes information related to the Company's investments in certain other invested assets, including private equity funds, hedge funds and other alternative investments that calculate net asset value per share (or its equivalent). For these investments, which are measured at fair value on a recurring or non-recurring basis, the Company uses the net asset value per share as a practical expedient for fair value.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


                                                         December 31, 2010       December 31, 2009
                                                      ----------------------- -----------------------
                                                      Fair Value              Fair Value
                                                       Using Net   Unfunded    Using Net   Unfunded
                                                      Asset Value Commitments Asset Value Commitments
                                                      ----------- ----------- ----------- -----------
                                                                       (In Millions)
INVESTMENT CATEGORY
Private equity funds:
   Leveraged buyout    Debt and/or equity               $  444       $202        $309        $299
                       investments made as part of a
                       transaction in which assets
                       of mature companies are
                       acquired from the current
                       shareholders, typically with
                       the use of financial leverage.
   Non-U.S.            Investments that focus               19         23          23          11
                       primarily on Asian and
                       European based buyouts,
                       expansion capital, special
                       situations, turnarounds,
                       venture capital, mezzanine
                       and distressed opportunities
                       strategies.
   Venture capital     Early-stage, high-potential,         13          8           9           3
                       growth companies expected to
                       generate a return through an
                       eventual realization event,
                       such as an initial public
                       offering or sale of the
                       company.
   Fund of funds       Funds that invest in other           23         --          27          --
                       funds, which invest in
                       various diversified
                       strategies.
   Distressed          Securities of companies that         97         19          79          31
                       are already in default, under
                       bankruptcy protection, or
                       troubled.
   Other               Real estate, energy,                316        137         264         178
                       multi-strategy, mezzanine,
                       and industry-focused
                       strategies.
                                                        ------       ----        ----        ----
Total private equity                                       912        389         711         522
  funds
                                                        ------       ----        ----        ----
Hedge funds:
   Event-driven        Securities of companies             178         --         113          --
                       undergoing material
                       structural changes, including
                       mergers, acquisitions and
                       other reorganizations.
   Long-short          Securities that the manager          66         --         119          --
                       believes are undervalued,
                       with corresponding short
                       positions to hedge market
                       risk.
   Distressed          Securities of companies that        162         20          32          --
                       are already in default, under
                       bankruptcy protection or
                       troubled.
   Other               Non-U.S. companies, futures          79         --          23          --
                       and commodities, macro and
                       multi-strategy and
                       industry-focused strategies.
                                                        ------       ----        ----        ----
Total hedge funds                                          485         20         287          --
                                                        ------       ----        ----        ----
Total                                                   $1,397       $409        $998        $522
                                                        ======       ====        ====        ====

At December 31, 2010, private equity fund investments included above are not redeemable during the lives of the funds and have expected remaining lives that extend in some cases more than 10 years. At that date, 7 percent of the total above had expected remaining lives of less than three years, 57 percent between 3 and 7 years and 36 percent between 7 and 10 years. Expected lives are based upon legal maturity, which can be extended at the fund manager's discretion, typically in one-year increments.

At December 31, 2010, hedge fund investments included above are redeemable quarterly (66 percent), semi-annually (21 percent) and annually (13 percent), with redemption notices ranging from 30 days to 180 days. More than 93 percent require redemption notices of less than 90 days. Investments representing approximately 73 percent of the value of the hedge fund investments cannot be redeemed, either in whole or in part, because the investments

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

include various restrictions. The majority of these restrictions were put in place in 2008 and do not have stated end dates. The remaining restrictions, which have pre-defined end dates, are generally expected to be lifted by the end of 2011. The partial restrictions relate to certain hedge funds that hold at least one investment that the fund manager deems to be illiquid. In order to treat investors fairly and to accommodate subsequent subscription and redemption requests, the fund manager isolates these illiquid assets from the rest of the fund until the assets become liquid.

Fair Value Measurements on a Non-Recurring Basis

The Company also measures the fair value of certain assets on a non-recurring basis, generally quarterly, annually, or when events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. These assets include cost and equity-method investments and mortgage and other loans. The Company uses a variety of techniques to measure the fair value of these assets when appropriate, as described below:

Cost and equity-method investments. When the Company determines that the carrying value of these assets may not be recoverable, the Company records the assets at fair value with the loss recognized in earnings. In such cases, the Company measures the fair value of these assets using the techniques discussed in Valuation Methodologies, above, for other invested assets.

Mortgage and other loans. When the Company determines that the carrying value of these assets may not be recoverable, the Company records the assets at fair value with the loss recognized in earnings. In such cases, the Company measures the fair value of these assets using the techniques discussed below for mortgage and other loans.

Fair Value Option - Fixed Maturity Securities, Trading

The Company may elect to measure financial instruments at fair value and certain other assets and liabilities that are not otherwise required to be measured at fair value. Subsequent changes in fair value for designated items are reported in earnings.

The Company has elected fair value accounting for its economic interest in ML
II. The Company recorded gains (losses) of $174 million, $(22) million and $(76) million in the years ended December 31, 2010, 2009 and 2008, respectively, to reflect the change in the fair value of ML II, which were reported as a component of net investment income in the consolidated statements of income (loss).

Fair Value Information about Financial Instruments Not Measured at Fair Value

Information regarding the estimation of fair value for financial instruments not carried at fair value (excluding insurance contracts) is discussed below.

Mortgage and Other Loans Receivable

Fair values of mortgage loans were estimated for disclosure purposes using discounted cash flow calculations based upon discount rates the Company believes market participants would use in determining the price that they would pay for such assets. For certain loans, the Company's current incremental lending rates for similar type loans is used as the discount rate, as it is believed that this rate approximates the rate that market participants would use. Fair values of collateral, commercial and guaranteed loans were estimated principally by using independent pricing services, broker quotes and other independent information.

Policy loans

The fair values of the policy loans were not estimated as the Company believes it would have to expend excessive costs for the benefits derived.

Short-Term Investments

The carrying value of these assets approximates fair value because of the relatively short period of time between origination and expected realization.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Policyholder Contract Deposits Associated with Investment-type Contracts

Fair value for policyholder contract deposits associated with investment-type contracts (those without significant mortality risk) not accounted for at fair value were estimated for disclosure purposes using discounted cash flow calculations based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. Where no similar contracts are being offered, the discount rate is the appropriate tenor swap rates (if available) or current risk-free interest rates consistent with the currency in which cash flows are denominated.

The following table presents the carrying value and estimated fair value of the Company's financial instruments:

                                                         2010             2009
                                                   ---------------- ----------------
                                                   Carrying  Fair   Carrying  Fair
                                                    Amount   Value   Amount   Value
                                                   -------- ------- -------- -------
                                                             (In Millions)
ASSETS
Fixed maturity securities, available for sale      $55,623  $55,623 $49,381  $49,381
Hybrid securities                                        1        1      55       55
Fixed maturity securities, trading                     499      499     308      308
Equity securities, available for sale                   68       68     122      122
Equity securities, trading                               1        1       1        1
Mortgage and other loans receivable                  6,089    6,373   6,310    6,180
Policy loans                                         1,775    1,775   1,853    1,853
Partnerships and other invested assets               3,132    3,132   2,553    2,553
Short-term investments                               7,108    7,108   6,581    6,581
Derivative assets                                       55       55      38       38
Investment in AIG                                        6        6       3        3
Separate account assets                             27,359   27,359  24,983   24,983
LIABILITIES
Policyholder contract deposits (a)                  40,356   44,542  38,472   40,770
Derivative liabilities                                  94       94      42       42

(a) Net embedded derivatives within liability host contracts are presented within policyholder contract deposits.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


4. INVESTMENTS

FIXED MATURITY AND EQUITY SECURITIES

Available for Sale Securities

The cost or amortized cost, gross unrealized gains and losses, and fair value of fixed maturity and equity securities available for sale by major category were as follows:

                                                                                                              Other-Than-
                                                                       Cost or    Gross      Gross             Temporary
                                                                      Amortized Unrealized Unrealized  Fair   Impairments
                                                                        Cost      Gains      Losses    Value  in AOCI (a)
                                                                      --------- ---------- ---------- ------- -----------
                                                                                         (In Millions)
December 31, 2010
Fixed maturities
   U.S. government obligations                                         $   413    $   54    $    --   $   467    $  --
   Foreign government                                                      705        83         (2)      786       --
   States, territories & political subdivisions                            849         8        (33)      824       --
   Corporate securities                                                 38,943     3,641       (391)   42,193       22
   Mortgage-backed, asset-backed and collateralized:
       Residential mortgage-backed securities                            6,426       259       (317)    6,368     (140)
       Commercial mortgage-backed securities                             2,257       257       (206)    2,308      (32)
       Collateralized debt obligation / Asset backed securities          2,147       123       (148)    2,122      (44)
   Affiliated securities                                                   559        --         (4)      555       --
                                                                       -------    ------    -------   -------    -----
Total fixed maturities                                                  52,299     4,425     (1,101)   55,623     (194)
Equity securities:
   Common stocks                                                            13        20         --        33       --
   Preferred stocks                                                         25        11         (1)       35       --
                                                                       -------    ------    -------   -------    -----
Total equity securities                                                     38        31         (1)       68       --
Investment in AIG                                                           10        --         (4)        6       --
                                                                       -------    ------    -------   -------    -----
Total                                                                  $52,347    $4,456    $(1,106)  $55,697    $(194)
                                                                       =======    ======    =======   =======    =====

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


                                                                                                              Other-Than-
                                                                       Cost or    Gross      Gross             Temporary
                                                                      Amortized Unrealized Unrealized  Fair   Impairments
                                                                        Cost      Gains      Losses    Value  in AOCI (a)
                                                                      --------- ---------- ---------- ------- -----------
                                                                                         (In Millions)
December 31, 2009
Fixed maturities
   U.S. government obligations                                         $   394    $   29    $   (10)  $   413    $  --
   Foreign government                                                      568        59         (7)      620       --
   States, territories & political subdivisions                            494         3        (25)      472       --
   Corporate securities                                                 33,846     2,579       (731)   35,694       19
   Mortgage-backed, asset-backed and collateralized:
       Residential mortgage-backed securities                            8,440       321       (838)    7,923     (218)
       Commercial mortgage-backed securities                             2,607        61       (946)    1,722     (285)
       Collateralized debt obligation / Asset backed securities          2,100       176       (292)    1,984      (30)
   Affiliated securities                                                   566        --        (13)      553       --
                                                                       -------    ------    -------   -------    -----
Total fixed maturities                                                  49,015     3,228     (2,862)   49,381     (514)
Equity securities:
   Common stocks                                                            44        49         (2)       91       --
   Preferred stocks                                                         26         7         (2)       31       --
                                                                       -------    ------    -------   -------    -----
Total equity securities                                                     70        56         (4)      122       --
Investment in AIG                                                           10         1         (8)        3       --
                                                                       -------    ------    -------   -------    -----
Total                                                                  $49,095    $3,285    $(2,874)  $49,506    $(514)
                                                                       =======    ======    =======   =======    =====

(a) Represents the amount of other-than-temporary impairment losses recognized in accumulated other comprehensive income (loss), which, starting on April 1, 2009, were not included in earnings. Amount includes unrealized gains and losses on impaired securities relating to changes in the value of such securities subsequent to the impairment measurement date.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table summarizes the Company's fair values and gross unrealized losses on fixed maturity and equity securities available for sale, aggregated by major investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2010 and 2009:

                                                     Less than 12 Months      12 Months or More             Total
                                                   ----------------------  ----------------------  -----------------------
                                                   Fair   Gross Unrealized Fair   Gross Unrealized  Fair   Gross Unrealized
December 31, 2010                                  Value       Losses      Value       Losses       Value       Losses
-----------------                                  ------ ---------------- ------ ---------------- ------- ----------------
                                                                                (In Millions)
Fixed maturities
   Foreign government                              $  100     $    (2)     $   --     $    --      $   100     $    (2)
   States, territories & political
     subdivisions                                     492         (23)         50         (10)         542         (33)
   Corporate securities                             5,136        (199)      1,612        (192)       6,748        (391)
   Mortgage-backed, asset-backed and
     collateralized:
       Residential mortgage-backed securities       1,368         (27)      1,353        (290)       2,721        (317)
       Commercial mortgage-backed securities          203          (5)        876        (201)       1,079        (206)
       Collateralized debt obligation /
         Asset backed securities                      618         (47)        497        (101)       1,115        (148)
   Affiliated securities                               --          --          23          (4)          23          (4)
                                                   ------     -------      ------     -------      -------     -------
Total fixed maturities                              7,917        (303)      4,411        (798)      12,328      (1,101)
Equity securities:
   Common stocks                                        1          --          --          --            1          --
   Preferred stocks                                     4          (1)         --          --            4          (1)
                                                   ------     -------      ------     -------      -------     -------
Total equity securities                                 5          (1)         --          --            5          (1)
Investment in AIG                                      --          --           6          (4)           6          (4)
                                                   ------     -------      ------     -------      -------     -------
Total                                              $7,922     $  (304)     $4,417     $  (802)     $12,339     $(1,106)
                                                   ======     =======      ======     =======      =======     =======

                                                     Less than 12 Months      12 Months or More             Total
                                                   ----------------------  ----------------------  -----------------------
                                                   Fair   Gross Unrealized Fair   Gross Unrealized  Fair   Gross Unrealized
December 31, 2009                                  Value       Losses      Value       Losses       Value       Losses
-----------------                                  ------ ---------------- ------ ---------------- ------- ----------------
                                                                                (In Millions)
Fixed maturities
   U.S. government obligations                     $  231     $   (10)     $   --     $    --      $   231     $   (10)
   Foreign government                                  65          (5)         21          (2)          86          (7)
   States, territories & political
     subdivisions                                     352         (14)         41         (11)         393         (25)
   Corporate securities                             5,988        (329)      3,859        (402)       9,847        (731)
   Mortgage-backed, asset-backed and
     collateralized:
       Residential mortgage-backed securities       1,053        (461)      1,761        (377)       2,814        (838)
       Commercial mortgage-backed securities          881        (789)        416        (157)       1,297        (946)
       Collateralized debt obligation /
         Asset backed securities                      348        (241)        489         (51)         837        (292)
   Affiliated securities                               --          --          22         (13)          22         (13)
                                                   ------     -------      ------     -------      -------     -------
Total fixed maturities                              8,918      (1,849)      6,609      (1,013)      15,527      (2,862)
Equity securities:
   Common stocks                                        7          (2)         --          --            7          (2)
   Preferred stocks                                     6          (2)         --          --            6          (2)
                                                   ------     -------      ------     -------      -------     -------
Total equity securities                                13          (4)         --          --           13          (4)
Investment in AIG                                      --          --           1          (8)           1          (8)
                                                   ------     -------      ------     -------      -------     -------
Total                                              $8,931     $(1,853)     $6,610     $(1,021)     $15,541     $(2,874)
                                                   ======     =======      ======     =======      =======     =======

As of December 31, 2010, the Company held 1,083 individual fixed maturity and equity securities that were in an unrealized loss position, of which 515 individual securities were in a continuous unrealized loss position for twelve months or more.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The Company did not recognize in earnings the unrealized losses on these fixed maturity securities at December 31, 2010, because management neither intends to sell the securities nor does it believe that it is more likely than not that it will be required to sell these securities before recovery of their amortized cost basis. Furthermore, management expects to recover the entire amortized cost basis of these securities. In performing this evaluation, management considered the recovery periods for securities in previous periods of broad market declines. For fixed maturity securities with significant declines, management performed fundamental credit analysis on a security-by-security basis, which included consideration of credit enhancements, expected defaults on underlying collateral, review of relevant industry analyst reports and forecasts and other market available data.

The following table presents the amortized cost and fair value of fixed maturity securities available for sale by contractual maturity as of December 31, 2010:

                                                             Total Fixed Maturity Available
                                                             for Sale Securities
                                                             ------------------------------
                                                             Amortized         Fair
                                                               Cost            Value
                                                             ---------           -------
                                                               (In Millions)
Due in one year or less                                       $ 1,253         $ 1,277
Due after one year through five years                           6,140           6,647
Due after five years through ten years                         13,110          13,988
Due after ten years                                            20,966          22,913
Mortgage-backed, asset-backed and collateralized securities    10,830          10,798
                                                              -------            -------
Total fixed maturity securities available for sale            $52,299         $55,623
                                                              =======            =======

Actual maturities may differ from contractual maturities because certain borrowers have the right to call or prepay certain obligations with or without call or prepayment penalties.

At December 31, 2010, the Company's investments included one investment in a single entity that exceeded 10 percent of the Company's consolidated shareholder's equity. This investment was in a short-term money market investment of $6.8 billion. In 2009, there was one investment exceeding 10 percent, which was a short-term money market investment.

Total carrying values of bonds, at amortized cost deposited with regulatory authorities in accordance with statutory requirements were $46 million and $47 million at December 31, 2010 and 2009, respectively.

Trading Securities

ML II

On December 12, 2008, in conjunction with the termination of the Securities Lending Program, AIG, the Participants and the Agent entered into an Asset Purchase Agreement (the "Asset Purchase Agreement") with ML II. Pursuant to the Asset Purchase Agreement, the Participants sold to ML II all of their undivided interests in a pool of $39.3 billion par amount of RMBS held in the Securities Lending Program's collateral account. In exchange for the RMBS, the Participants received an initial purchase price of $19.8 billion plus the right to receive deferred contingent portions of the total purchase price, as described below. The total purchase price was based on the fair value of the RMBS as of October 31, 2008, and the Participants recognized a realized loss of $2.2 billion on the transaction. The amount of the initial payment and the deferred contingent portions of the total purchase price were allocated among the Participants based on their respective ownership interests in the pool of RMBS as of September 30, 2008.

Pursuant to a credit agreement, the New York Fed, as senior lender, made a loan to ML II (the "ML II Senior Loan") in the aggregate amount of $19.5 billion (such amount being the cash purchase price of the RMBS payable by ML II on the closing date after certain adjustments, including payments on RMBS for the period between the transaction

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

settlement date of October 31, 2008 and the closing date of December 12, 2008). The ML II Senior Loan is secured by a first priority security interest in the RMBS and all property of ML II, bears interest at a rate per annum equal to one-month LIBOR plus 1.0 percent and has a stated six-year term, subject to extension by the New York Fed at its sole discretion. After the ML II Senior Loan has been repaid in full, to the extent there are sufficient net cash proceeds from the RMBS, the Participants will be entitled to receive from ML II a portion of the deferred contingent purchase price in the amount of up to $1.0 billion plus interest that accrues from the closing date and is capitalized monthly at the rate of one-month LIBOR plus 3.0 percent. Upon payment in full of the ML II Senior Loan and the accrued distributions on the Participants' fixed portion of the deferred contingent purchase price, all remaining amounts received by ML II will be paid five-sixths to the New York Fed as contingent interest and one-sixth to the Participants as remaining deferred contingent purchase price. New York Fed will have sole control over ML II and the sales of the RMBS by ML II so long as the New York Fed has any interest in the ML II Senior Loan.

Neither AIG nor the Company have any control rights over ML II. The Company has determined that ML II is a VIE and the Company is not the primary beneficiary. The transfer of RMBS to ML II has been accounted for as a sale. The Company has elected to account for its economic interest in ML II (including the rights to the deferred contingent purchase price) at fair value. This interest is reported in fixed maturity securities, trading, with changes in fair value reported as a component of net investment income. See Note 3 herein for further discussion of the Company's fair value methodology and the valuation of ML II.

Net unrealized gains (losses) included in the statements of income (loss) from fixed maturity securities classified as trading securities in 2010, 2009 and 2008 were $193 million, $(3) million, and $(124) million, respectively.

MORTGAGE LOANS ON REAL ESTATE

At December 31, 2010, the Company had direct commercial mortgage loan exposure of $6.2 billion, with $6.1 billion representing U.S. loan exposure. At that date, substantially all of the U.S. loans were current. Foreign commercial mortgage loans of $19 million are secured predominantly by properties in Canada.

The U.S. commercial loan exposure by state and type of loan, at December 31, 2010, were as follows:

State         # of Loans Amount * Apartments Offices Retails Industrials Hotels Others % of Total
-----         ---------- -------- ---------- ------- ------- ----------- ------ ------ ----------
                                                ($ In Millions)
California        77      $1,246     $ 62    $  522  $   66     $270      $247   $ 79     20.2%
New York          44         812      128       527     102       21        10     24     13.2%
New Jersey        36         720      348       161     186        5        --     20     11.7%
Florida           49         496       24       174     124       82        21     71      8.0%
Texas             30         443       21       194      64      106        48     10      7.2%
Other states     239       2,449      394       928     591      226       138    172     39.7%
                 ---      ------     ----    ------  ------     ----      ----   ----    -----
   Total         475      $6,166     $977    $2,506  $1,133     $710      $464   $376    100.0%
                 ===      ======     ====    ======  ======     ====      ====   ====    =====

* Excludes portfolio valuation allowance

The Company's mortgage and other loan valuation allowance activity are as follows:

                                        2010  2009  2008
                                       -----  ----  ----
                                         (In Millions)
Allowance, beginning of year           $ 145  $  6  $--
   Additions to allowance for losses     151   165    6
   Charge-offs, net of recoveries       (106)  (26)  --
                                       -----  ----  ---
Allowance, end of year                 $ 190  $145  $ 6
                                       =====  ====  ===

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The Company's impaired mortgage loans are as follows:

                                              2010  2009  2008
                                              ----  ----  ----
                                               (In Millions)
Impaired loans with valuation allowances      $319  $245  $ 9
Impaired loans without valuation allowances     59   105   --
                                              ----  ----  ---
   Total impaired loans                        378   350    9
Less: Valuation allowances on impaired loans   (71)  (84)  (6)
                                              ----  ----  ---
   Impaired loans, net                        $307  $266  $ 3
                                              ====  ====  ===

The Company recognized $17 million and $20 million in interest income on the above impaired mortgage loans for the years ended December 31, 2010 and 2009, respectively. The Company did not recognize any interest income on impaired loans for the year ended December 31, 2008.

INVESTMENT INCOME

Investment income by type of investment was as follows for the years ended December 31:

                                             2010    2009    2008
                                            ------  ------  ------
                                                 (In Millions)
Investment income:
   Fixed maturities                         $3,922  $3,460  $2,978
   Equity securities                             2       3       5
   Mortgage and other loans                    392     434     456
   Policy loans                                102     110     113
   Investment real estate                       24      30      30
   Partnerships and other invested assets      198    (154)   (469)
   Securities Lending                           --       2     141
   Other investment income                      20      24      67
                                            ------  ------  ------
Gross investment income                      4,660   3,909   3,321
Investment expenses                            (71)    (68)    (59)
                                            ------  ------  ------
Net investment income                       $4,589  $3,841  $3,262
                                            ======  ======  ======

The carrying value of investments that produced no investment income during 2010 was $554 million, which is less than 0.8 percent of total invested assets. The ultimate disposition of these investments is not expected to have a material effect on the Company's results of operations and financial position.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


NET REALIZED INVESTMENT GAINS (LOSSES)

Realized investment gains (losses) by type of investment were as follows for the years ended December 31:

                                                                                                        2010    2009     2008
                                                                                                       -----  -------  --------
                                                                                                             (In Millions)
Sales of fixed maturity securities, available for sale:
   Gross gains                                                                                         $ 444  $   716  $  1,622
   Gross losses                                                                                          (32)    (493)   (2,287)
Sales of equity securities, available for sale:
   Gross gains                                                                                            38       12        18
   Gross losses                                                                                           (1)      (3)       (2)
Partnerships and other invested assets:
   Gross gains                                                                                            40       21       111
   Gross losses                                                                                         (158)    (188)      (38)
Derivatives:
   Gross gains                                                                                           308      296       233
   Gross losses                                                                                         (280)    (393)     (637)
Securities lending collateral, including other-than-temporary impairments                                 75       12    (7,352)
Other-than-temporary impairments:
   Total other-than-temporary impairments on available for sale securities                              (443)    (901)   (4,792)
   Portion of other-than-temporary impairments on available for sale fixed maturity securities
     recognized in accumulated other comprehensive income                                                (48)    (196)       --
                                                                                                       -----  -------  --------
Net other-than-temporary impairments on available for sale securities recognized in net income (loss)   (491)  (1,097)   (4,792)
Other-than-temporary impairments on all other investments                                               (113)    (141)      (44)
                                                                                                       -----  -------  --------
Net realized investment losses before taxes                                                            $(170) $(1,258) $(13,168)
                                                                                                       =====  =======  ========

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


CREDIT IMPAIRMENTS

The following table presents a rollforward of the credit impairments recognized in earnings for available for sale fixed maturity securities held by the
Company:

                                                                                           Twelve Months Nine Months
                                                                                               Ended        Ended
                                                                                           December 31,  December 31,
                                                                                               2010          2009
                                                                                           ------------- ------------
                                                                                                 (In Millions)
Balance, beginning of year                                                                    $1,753        $   --
Increases due to:
   Credit losses remaining in accumulated deficit related to adoption of new
     other-than-temporary impairment standard                                                     --         1,495
   Credit impairments on new securities subject to impairment losses                             255            86
   Additional credit impairments on previously impaired securities                               362           430
Reductions due to:
   Credit impaired securities fully disposed for which there was no prior intent or
     requirement to sell                                                                        (140)         (193)
   Credit impaired securities for which there is a current intent or anticipated
     requirement to sell                                                                          (4)           --
   Accretion on securities previously impaired due to credit                                     (70)          (65)
   Other                                                                                         (18)           --
                                                                                              ------        ------
Balance, end of year                                                                          $2,138        $1,753
                                                                                              ======        ======

5. DERIVATIVE FINANCIAL INSTRUMENTS

The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate risk, foreign currency exchange risk, equity market risk and credit risk. See Notes 2 and 3 for further discussion on derivative financial instruments.

The following table presents the notional amount and fair value of derivative financial instruments, by their underlying risk exposure, held at:

                                                                                      Derivative Assets Derivative Liabilities
                                                                                      ---------------   ---------------------
                                                                                       Notional   Fair   Notional     Fair
                                                                                      Amount (a)  Value Amount (a)    Value
                                                                                      ----------  ----- ----------    -----
                                                                                                (In Millions)
December 31, 2010
Derivatives not designated as hedging instruments:
   Interest rate contracts                                                              $  447    $ 36    $  483      $ 12
   Foreign exchange contracts                                                              311      44       482       124
   Equity contracts                                                                      2,419      46       108         6
   Other contracts                                                                          --      --     2,675       239
                                                                                        ------    ----    ------      ----
Total derivatives, gross                                                                $3,177     126    $3,748       381
                                                                                        ======    ----    ======      ----
   Counterparty netting (b)                                                                        (48)                (48)
   Cash collateral                                                                                 (23)                 --
                                                                                                  ----                ----
Total derivatives, net                                                                              55                 333
                                                                                                  ----                ----
Less: Bifurcated embedded derivatives                                                               --                 239
                                                                                                  ----                ----
Total derivatives on balance sheets                                                               $ 55                $ 94
                                                                                                  ====                ====

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


                                                    Derivative Assets Derivative Liabilities
                                                    ---------------   ---------------------
                                                     Notional   Fair   Notional     Fair
                                                    Amount (a)  Value Amount (a)    Value
                                                    ----------  ----- ----------    -----
                                                              (In Millions)
December 31, 2009
Derivatives not designated as hedging instruments:
   Interest rate contracts                            $  700    $ 29    $  423      $ 18
   Foreign exchange contracts                            282      26       533        60
   Equity contracts                                    2,100      23         3         1
   Other contracts                                        --      --     2,201       240
                                                      ------    ----    ------      ----
Total derivatives, gross                              $3,082      78    $3,160       319
                                                      ======    ----    ======      ----
   Counterparty netting (b)                                      (37)                (37)
   Cash collateral                                                (3)                 --
                                                                ----                ----
Total derivatives, net                                            38                 282
                                                                ----                ----
Less: Bifurcated embedded derivatives                             --                 240
                                                                ----                ----
Total derivatives on balance sheets                             $ 38                $ 42
                                                                ====                ====

(a) Notional amount represents a standard of measurement of the volume of derivatives. Notional amount is generally not a quantification of market risk or credit risk and is not recorded on the consolidated balance sheets. Notional amounts generally represent those amounts used to calculate contractual cash flows to be exchanged and are not paid or received, except for certain contracts such as currency swaps.

(b) Represents netting of derivative exposures covered by a qualifying master netting agreement.

The Company's interest rate contracts include interest rate swaps and short futures options. The interest rate swap agreements convert specific investment securities from a floating to a fixed-rate basis and are used to mitigate the impact of changes in interest rates on certain investment securities. The Company buys and sells exchange traded short futures contracts on U.S. Treasury notes to hedge interest rate exposures on certain bonds purchased for the Company's trading portfolio. The short futures contracts have terms no longer than three months at the time of purchase and all such positions are closed out each quarter end.

Foreign exchange contracts used by the Company include cross-currency interest rate swaps, which are used to reduce risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company holds.

The Company purchases equity contracts, such as futures, call and put options, to hedge certain guarantees of specific indexed universal life and variable annuity products. The Company's exchange traded index and long bond futures contracts have no recorded value as they are net cash settled daily. Call options are contracts that grant the purchaser, for a premium payment, the right, but not the obligation to purchase a financial instrument at a specified price within a specified period of time. Put options are contracts that provide the purchaser, for a premium payment, the right, but not the obligation to sell a financial instrument at a specified price within a specified period of time.

The Company issued certain indexed universal life and variable annuity products which contain guaranteed provisions that are considered embedded derivatives. The fair value of these embedded derivatives is reflected in policyholder contract deposits in the consolidated balance sheets. The changes in fair value of the embedded derivatives are reported in net realized investment gains (losses) in the accompanying consolidated statements of income (loss).

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The Company recorded the following change in value of its derivative financial instruments, including periodic net coupon settlements, change in value of its embedded derivatives and gains and losses on sales of derivatives in net realized investment gains (losses) in the consolidated statements of income
(loss):

                                                   2010   2009   2008
                                                   ----  -----  -----
                                                      (In Millions)
Derivatives not designated as hedging instruments
   Interest rate contracts                         $ 20  $  (8) $  27
   Foreign exchange contracts                       (55)  (111)   206
   Equity contracts                                  31   (131)    95
   Other contracts                                   32    153   (732)
                                                   ----  -----  -----
Total                                              $ 28  $ (97) $(404)
                                                   ====  =====  =====

The Company is exposed to potential credit-related losses in the event of nonperformance by counterparties to financial instruments. At December 31, 2010 and 2009, the Company had $58 million of net derivative liabilities and $22 million of net derivative assets, respectively, outstanding with AIG Financial Products Corp., an affiliated company. The credit exposure of the Company's derivative financial instruments is limited to the fair value of contracts that are favorable to the Company at the reporting date.

6. VARIABLE INTEREST ENTITIES

A VIE is a legal entity that does not have sufficient equity at risk to finance its activities without additional subordinated financial support, or is structured such that equity investors lack the ability to make significant decisions relating to the entity's operations through voting rights and do not substantively participate in the gains and losses of the entity. Consolidation of a VIE by its primary beneficiary is not based on majority voting interest, but rather is based on other criteria discussed below.

While the Company enters into various arrangements with VIEs in the normal course of business, the Company's involvement with VIEs is primarily as a passive investor in debt securities (rated and unrated) and equity interests issued by VIEs. In all instances, the Company consolidates the VIE when it determines that the Company is the primary beneficiary. This analysis includes a review of the VIE's capital structure, contractual relationships and terms, nature of the VIE's operations and purpose, nature of the VIE's interests issued, and the Company's involvements with the entity. In evaluating consolidation, the Company also evaluates the design of the VIE, and the related risks to which the entity was designed to expose the variable interest holders.

For VIEs with attributes consistent with that of an investment company or a money market fund, the primary beneficiary is the party or group of related parties that absorbs a majority of the expected losses of the VIE, receives the majority of the expected residual returns of the VIE, or both.

For all other variable interest entities, the primary beneficiary is the entity that has both (i) the power to direct the activities of the VIE that most significantly affect the entity's economic performance and (ii) the obligation to absorb losses or the right to receive benefits that could be potentially significant to the VIE. While also considering these factors, the consolidation conclusion depends on the breadth of the Company's decision-making ability and its ability to influence activities that significantly affect the economic performance of the VIE.

Exposure to Loss

The Company's total off balance sheet exposure associated with VIEs, primarily consisting of commitments to real estate and investment funds, was $43 million and $12 million at December 31, 2010 and 2009, respectively.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents the Company's total assets, total liabilities and off-balance sheet exposure associated with its variable interests in consolidated VIEs:

                       At December 31,
                ----------------------------------------------------
                VIE Assets VIE Liabilities Off-Balance Sheet Exposure
                ---------  --------------- --------------------------
                2010  2009 2010    2009    2010          2009
                ----  ---- ----    ----    ----          ----
                        (In Millions)
Castle 1 Trust  $871  $908 $486    $528    $--           $--

The Company calculates its maximum exposure to loss to be (i) the amount invested in the debt or equity of the VIE, (ii) the notional amount of VIE assets or liabilities where the Company has also provided credit protection to the VIE with the VIE as the referenced obligation, and (iii) other commitments and guarantees to the VIE.

The following table presents total assets of unconsolidated VIEs in which the Company holds a variable interest, as well as the Company's maximum exposure to loss associated with these VIEs:

                                              Maximum Exposure to Loss
                                            -----------------------------
                                  Total VIE On-Balance Off-Balance
                                   Assets     Sheet       Sheet    Total
                                  --------- ---------- ----------- ------
                                               (In Millions)
December 31, 2010
Real estate and investment funds   $13,172    $  374       $43     $  417
Castle 2 Trust                         881       168        --        168
Maiden Lane II                      16,455       476        --        476
                                   -------    ------       ---     ------
Total                              $30,508    $1,018       $43     $1,061
                                   =======    ======       ===     ======
December 31, 2009
Real estate and investment funds   $ 1,149    $  196       $12     $  208
Castle 2 Trust                         921       155        --        155
Maiden Lane II                      15,911       266        --        266
                                   -------    ------       ---     ------
Total                              $17,981    $  617       $12     $  629
                                   =======    ======       ===     ======

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Balance Sheet Classification

The Company's interest in the assets and liabilities of consolidated and unconsolidated VIEs was classified on the Company's consolidated balance sheets as follows:

                                           At December 31,
                                        -------------------------------------
                                        Consolidated VIEs Unconsolidated VIEs
                                        ----------------- -------------------
                                        2010     2009      2010      2009
                                        ----     ----       ------   ----
                                            (In Millions)
Assets:
   Cash and short-term investments      $111     $110     $   --     $ --
   Restricted cash                        46       36         --       --
   Available for sale securities          --       --         24       22
   Fixed maturity securities, trading     --       --        476      266
   Aircraft                              687      746         --       --
   Other invested assets                  21        8        518      329
   Other asset accounts                    6        8         --       --
                                          ----     ----     ------     ----
Total assets                            $871     $908     $1,018     $617
                                          ====     ====     ======     ====
Liabilities:
   Amounts due to related parties       $315     $362     $   --     $ --
   Other liability accounts              171      166         --       --
                                          ----     ----     ------     ----
Total liabilities                       $486     $528     $   --     $ --
                                          ====     ====     ======     ====

Real Estate and Investment Funds

The Company participates as a passive investor in the equity issued primarily by third-party-managed hedge and private equity funds, real estate funds and some funds managed by AIG Investments (an affiliate). The Company is typically not involved in the design or establishment of VIEs, nor does it actively participate in the management of VIEs.

Aircraft Trusts

AIG has created two VIEs, Castle 1 Trust and Castle 2 Trust, for the purpose of acquiring, owning, leasing, maintaining, operating and selling aircraft. Under a servicing agreement, International Lease Finance Corporation, an affiliate, acts as servicer for the aircraft owned by these entities. The Company and other AIG subsidiaries hold beneficial interests in these entities. These beneficial interests include passive investments in non-voting preferred equity and in debt issued by these entities. The debt of these entities is not an obligation of, or guaranteed by, the Company or by AIG or any of AIG's subsidiaries. The Company bears the obligation to absorb economic losses or receive economic benefits that could possibly be significant to Castle 1 Trust. As a result, the Company has determined that it is the primary beneficiary of Castle 1 Trust and fully consolidates this entity. The Company has determined that it is not the primary beneficiary of Castle 2 Trust. Please see Note 14 herein for additional information on these entities.

ML II

On December 12, 2008, the Company and certain other domestic insurance subsidiaries of AIG sold all of their undivided interests in a pool of $39.3 billion face amount of RMBS to ML II, whose sole member is the New York Fed. The Company has a significant variable economic interest in ML II, which is a VIE. See Note 7 herein for further discussion.

RMBS, CMBS, Other ABS and CDOs

The Company is a passive investor in RMBS, CMBS, other ABS and CDOs primarily issued by domestic special-purpose entities. The Company generally does not sponsor or transfer assets to, or act as the servicer to these asset-backed structures, and was not involved in the design of these entities.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The Company's maximum exposure in these types of structures is limited to its investment in securities issued by these entities. Based on the nature of the Company's investments and its passive involvement in these types of structures, the Company has determined that it is not the primary beneficiary of these entities. The fair values of the Company's investments in these structures are reported in Note 3 and Note 4 herein.

7. SECURITIES LENDING PROGRAM

The Company and certain other wholly owned U.S. insurance company subsidiaries of AIG historically participated in the Securities Lending Program, which was managed by an affiliated agent, AIG Securities Lending Corp. (the "Agent") and an affiliated investment advisor for the benefit of the insurance company participants (collectively, "the Participants").

During the fourth quarter of 2008, in connection with certain securities lending transactions, the Company met the requirements for sale accounting because collateral received from the counterparties was insufficient to fund substantially all of the cost of purchasing replacement assets. Accordingly, the Company accounted for such lending transactions as sales combined with forward purchase commitments, rather than as secured borrowings.

On December 12, 2008, the Securities Lending Program was terminated following the sale of long-term investments held by the Agent in the Securities Lending Program's collateral account and the settlement of all outstanding securities lending transactions. Prior to the termination of the Securities Lending Program, the Participants recognized realized capital losses on other-than-temporary impairments and sales of the long-term investments. AIG made capital contributions to the Participants, which were funded directly to the Securities Lending Program's collateral account, and which largely offset the obligations of the Participants to contribute to the collateral account their pro rata share of any investment losses incurred.

The Company recorded the following amounts in 2008 related to the Securities Lending Program:

                                                                              (In Millions)
For the year ended December 31, 2008:
Realized losses on securities lending collateral:
   Net realized losses on RMBS sold to ML II                                     $  (764)
   Net realized losses on all other asset sales                                     (728)
   Realized losses due to other-than-temporary declines in value                  (5,860)
                                                                                 -------
       Total                                                                     $(7,352)
                                                                                 =======
Net realized losses related to lent securities with insufficient collateral:
   Deemed sales of lent securities                                               $  (465)
   Forward purchase commitments                                                     (514)
                                                                                 -------
       Total                                                                     $  (979)
                                                                                 =======

At December 31, 2008, the Company's assets included undistributed funds held in the Securities Lending Program collateral account and a receivable from affiliate for amounts due to the Company from the Agent. The Company received settlement of those amounts during 2009, and terminated its securities lending agency agreement with the Agent effective as of December 31, 2009.

On September 19, 2008, a proceeding was commenced pursuant to the provisions of the Securities Investor Protection Act of 1970 ("SIPA") with respect to Lehman Brothers Inc. ("Lehman") and a trustee was appointed to administer the Lehman estate. On that date, securities owned by the Company and certain other Participants (collectively, the "Affected Participants") were on loan to Lehman under a master securities lending agreement (the "MSLA"). The commencement of this SIPA proceeding constituted an event of default under the MSLA, and the lent securities were not returned by Lehman. The Affected Participants reported the lent securities that were not returned by Lehman as sales. As a result of the default, the Affected Participants exercised their remedies under the MSLA to apply collateral held against the amounts owed by Lehman. The remaining collateral held with respect to securities loaned to Lehman was distributed in cash to the Affected Participants on December 30, 2008 and was

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

reflected in other liabilities at December 31, 2009 and 2008. In 2010, a settlement with the Lehman estate was reached, and the settlement was funded on September 10, 2010. The Company recognized a realized gain in 2010 of $75 million as an adjustment to the estimated losses previously recorded on the sale treatment of the lent securities.

8. DEFERRED POLICY ACQUISITION COSTS, VALUE OF BUSINESS ACQUIRED AND DEFERRED SALES INDUCEMENTS

The following table summarizes the activity in DAC:

                                                                              2010    2009    2008
                                                                             ------  ------  ------
                                                                                  (In Millions)
Balance at January 1                                                         $5,985  $6,528  $5,451
   Deferrals                                                                    422     474     785
   Accretion of interest/amortization                                          (536)   (552)   (522)
   Effect of unlocking assumptions used in estimating future gross profits      (63)    (55)   (156)
   Effect of realized (gains) losses on securities (a)                          (10)    152     687
   Effect of unrealized (gains) losses on securities (b)                       (501)   (566)    281
   Increase due to foreign exchange                                               1       4       2
                                                                             ------  ------  ------
Balance at December 31                                                       $5,298  $5,985  $6,528
                                                                             ======  ======  ======

(a) In 2009, a decrease of $439 million related to the cumulative effect of adopting a new other-than-temporary impairments accounting standard is not reflected as it is offset in (b) below with no net impact to the DAC balance.

(b) In 2009, an increase of $439 million related to the cumulative effect of adopting a new other-than-temporary impairments accounting standard is not reflected as it is offset in (a) above with no net impact to the DAC balance.

The following table summarizes the activity in value of business acquired:

                                                                             2010  2009  2008
                                                                             ----  ----  ----
                                                                               (In Millions)
Balance at January 1                                                         $332  $451  $359
   Accretion of interest/amortization                                         (11)  (21)  (16)
   Effect of unlocking assumptions used in estimating future gross profits     --    --    (1)
   Effect of realized (gains) losses on securities (a)                        (22)  (41)   37
   Effect of unrealized (gains) losses on securities (b)                      (10)  (57)   72
                                                                             ----  ----  ----
Balance at December 31                                                       $289  $332  $451
                                                                             ====  ====  ====

(a) In 2009, a decrease of $44 million related to the cumulative effect of adopting a new other-than-temporary impairments accounting standard is not reflected as it is offset in (b) below with no net impact to the VOBA balance.

(b) In 2009, an increase of $44 million related to the cumulative effect of adopting a new other-than-temporary impairments accounting standard is not reflected as it is offset in (a) above with no net impact to the VOBA balance.

VOBA amortization, net of accretion of interest, expected to be recorded in each of the next five years is $15 million, $15 million, $14 million, $14 million and $13 million, respectively.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table summarizes the activity in deferred sales inducements:

                                                                             2010  2009  2008
                                                                             ----  ----  ----
                                                                               (In Millions)
Balance at January 1                                                         $216  $192  $127
   Deferrals                                                                   44    51    52
   Accretion of interest/amortization                                         (20)  (15)    1
   Effect of unlocking assumptions used in estimating future gross profits     --    (2)  (17)
   Effect of realized losses on securities (a)                                  3     4    20
   Effect of unrealized (gains) losses on securities (b)                      (25)  (14)    9
                                                                             ----  ----  ----
Balance at December 31                                                       $218  $216  $192
                                                                             ====  ====  ====

(a) In 2009, a decrease of $11 million related to the cumulative effect of adopting a new other-than-temporary impairments accounting standard is not reflected as it is offset in (b) below with no net impact to the sales inducement balance.

(b) In 2009, an increase of $11 million related to the cumulative effect of adopting a new other-than-temporary impairments accounting standard is not reflected as it is offset in (a) above with no net impact to the sales inducement balance.

In accordance with GAAP, the Company periodically unlocks assumptions as necessary. Depending on the product, DAC, URR and other required reserves may be affected. In 2010, unlocking increased amortization primarily due to unfavorable anticipated mortality for life insurance products, offset by improved surrender rates and higher than anticipated interest crediting spreads on deferred annuity products. Unlocking also reduced reserves on certain interest sensitive products. In 2009, the unlocking increased amortization, which was primarily a result of reductions in the long-term growth rate assumptions and deteriorating equity market conditions early in the year. The unlocking also increased amortization of the sales inducement asset on certain deferred annuities and reduced URR on certain interest sensitive life products. In addition to the unlocking, amortization increased in 2009 due in part to the higher deferrals in 2008 and increased voluntary policy terminations. In 2008, DAC amortization increased to reflect higher projected surrenders and lower market growth assumptions. During 2008, the unlocking of assumptions discussed above also involved the Company's participating business resulting in additional VOBA amortization.

During 2010, the Company continued to migrate certain blocks of reserves and DAC from various legacy valuation systems to a new valuation system, representing approximately $6.5 billion of reserves and $1.3 billion of DAC at the point of conversion. During 2009 and 2008, the corresponding amounts were approximately $3.5 billion and $9.0 billion of reserves and $51 million and $1.1 billion of DAC, respectively, at the point of conversion.

The conversions resulted in GAAP reserves changes with 2010 reflecting a decrease in reserves of $22 million, corresponding to an increase of reserves of $6 million in 2009 and a decrease in reserves of $3 million in 2008. DAC decreased by $20 million and $2 million in 2010 and 2009, respectively, and increased by $1 million in 2008.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


9. FUTURE POLICY BENEFITS AND POLICYHOLDER CONTRACT DEPOSITS

Future policy benefits and policyholder contract deposit liabilities were as follows at December 31:

                                      2010    2009
                                     ------- -------
                                      (In Millions)
Future policy benefits:
   Ordinary life                     $ 6,505 $ 6,164
   Group life                             49      51
   Life contingent group annuities        61      95
   Life contingent annuities           7,950   7,679
   Terminal funding                      359     367
   Accident and health                   215     208
                                     ------- -------
Total                                $15,139 $14,564
                                     ======= =======
Policyholder contract deposits:
   Annuities                         $40,231 $38,515
   Corporate-owned life insurance        296     311
   Universal life                      7,103   7,106
   Other contract deposits               291     221
                                     ------- -------
Total                                $47,921 $46,153
                                     ======= =======

For interest-sensitive life insurance and investment contracts, reserves equal the sum of the policy account balance and deferred revenue charges, and as applicable, other required reserves. Fixed-indexed business is reserved according to the guidance in derivative accounting standards. Reserves for other contracts are based on estimates of the cost of future policy benefits. Interest, mortality, and surrender assumptions vary by product and are generally based upon actual experience at the time of issue. Interest assumptions used to compute individual life reserves ranged from 1.0 percent to
9.25 percent.

The liability for future policy benefits has been established on the basis of the following assumptions:

..   Interest rates (exclusive of immediate/terminal funding annuities), which vary by year of issuance and products, range from 1.0 percent to 9.25 percent. Interest rates on immediate/terminal funding annuities are at a maximum of 13.5 percent and grade to no less than 0.3 percent.

..   Mortality and surrender rates are based upon actual experience modified to allow for variations in policy form. The weighted average lapse rate, including surrenders, for individual and group life approximated 4.6 percent.

The liability for policyholder contract deposits has been established on the basis of the following assumptions:

..   Interest rates credited for deferred annuities vary by year of issuance and range from 2.0 percent to, including bonuses, 9.7 percent. This range is applicable to deferred annuity contracts where the crediting rates are not directly based on equity market returns. Current declared interest rates are generally guaranteed to remain in effect for a period of one year, though some are guaranteed for longer periods. Withdrawal charges generally range from zero percent to 20.0 percent grading to zero over a period of zero to 15 years.

..   Interest rates on corporate-owned life insurance are guaranteed at 3.0 or
    4.0 percent, depending on policy form, and the weighted average rate credited in 2010 was 4.2 percent.

..   The universal life policies have credited interest rates of 1.0 percent to
    6.0 percent and guarantees ranging from 1.0 percent to 5.25 percent depending on the year of issue. Additionally, universal life policies are subject to

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

  surrender charges that amount to 12.4 percent of the aggregate fund balance grading to zero over a period no longer than 20 years.

Participating life insurance accounted for approximately 1.1 percent of life insurance in force at December 31, 2010.

Dividends to be paid on participating life insurance contracts are determined annually based on estimates of the contracts' earnings. Policyholder dividends were $43 million, $43 million and $45 million in 2010, 2009 and 2008, respectively, and were included as part of policyholders' benefits in the consolidated statements of income (loss).

GMDB, GMIB and GMWB

Details concerning the Company's exposure to guaranteed benefits as of December 31 were as follows:

                                                                   2010        2009
                                                                ----------- -----------
                                                                    ($ In Millions)
In the event of death (GMDB)
   Account value                                                  $46,195     $42,433
   Net amount at risk (a)                                          1,766       3,109
   Average attained age of contract holders                         58          57
   Range of guaranteed minimum return rates                     0.00%-3.50% 0.00%-3.50%
Annual withdrawals at specified date (GMWB)
   Account value                                                  $2,490      $2,092
   Net amount at risk (b)                                           308         313
   Weighted average period remaining until guaranteed payment   19.6 years  19.7 years

(a) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value if all contract holders died at the same balance sheet date.
(b) Net amount at risk represents the guaranteed benefit exposure in excess of the current value if all contract holders exercise the maximum withdrawal benefits at the same balance sheet date.

The following summarizes the reserve for guaranteed benefits on variable contracts, which is reflected in the general account and reported in future policy benefits (GMDB/GMIB) and policyholder contract deposits (GMWB) on the consolidated balance sheets:

                              2010    2009
                              ----   -----
                              (In Millions)
Balance at January 1          $ 94   $ 241
Guaranteed benefits incurred   (14)   (131)
Guaranteed benefits paid        (9)    (16)
                              ----   -----
Balance at December 31        $ 71   $  94
                              ====   =====

The following assumptions and methodology were used to determine the reserve for guaranteed benefits on variable contracts at December 31, 2010 and 2009:

    . Data used was 1,000 stochastically generated investment performance scenarios.

    .  Mean investment performance assumption was 10.0 percent.

    .  Volatility assumption was 16.0 percent.

    . Mortality was assumed to be 70 percent to 87.5 percent of the 1975-80 SOA Ultimate, 1983a and Ult.M tables.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

    . Lapse rates vary by contract type and duration and range from 5.0 percent to 25.0 percent with an average of 10.0 percent.

    .  The discount rate was 3.0 percent to 8.0 percent.

The guaranteed minimum withdrawal benefit rider that is available on indexed annuities was first offered by AGL in 2008. The rider has a waiting period of one year before charges are assessed and before the withdrawal option can be elected. To date, sales of this rider have been immaterial and no reserves are being held.

10. REINSURANCE

The Company generally limits its exposure to loss on any single insured to $10 million by ceding additional risks through reinsurance contracts with other insurers. On an exception basis, the Company can increase its exposure to loss on any single insured up to $15 million.

A receivable is recorded for reinsured benefits, both paid and pending, which are recoverable from the reinsurer. Reinsurance premiums are recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policies.

Reinsurance transactions for the years ended December 31, 2010, 2009 and 2008 were as follows:

                                                                                     Percentage
                                                                                         of
                                                               Assumed From            Amount
                                                Ceded to Other    Other       Net     Assumed
                                   Gross Amount   Companies     Companies    Amount    to Net
                                   ------------ -------------- ------------ -------- ----------
                                                     (In Millions)
December 31, 2010
Life insurance in force              $671,338      $113,441       $4,169    $562,066    0.74%
                                     ========      ========       ======    ========
Premiums:
   Life insurance and annuities      $  1,657      $    683       $   22    $    996    2.21%
   Accident and health insurance           36            --           (3)         33   -9.09%
                                     --------      --------       ------    --------
Total premiums                       $  1,693      $    683       $   19    $  1,029    1.85%
                                     ========      ========       ======    ========
December 31, 2009
Life insurance in force              $680,109      $124,318       $4,171    $559,962    0.74%
                                     ========      ========       ======    ========
Premiums:
   Life insurance and annuities      $  1,634      $    643       $   18    $  1,009    1.78%
   Accident and health insurance           31             2           --          29    0.00%
                                     --------      --------       ------    --------
Total premiums                       $  1,665      $    645       $   18    $  1,038    1.73%
                                     ========      ========       ======    ========
December 31, 2008
Life insurance in force              $705,073      $137,547       $4,205    $571,731    0.74%
                                     ========      ========       ======    ========
Premiums:
   Life insurance and annuities      $  2,395      $    635       $   21    $  1,781    1.18%
   Accident and health insurance           30            15           22          37   59.46%
                                     --------      --------       ------    --------
Total premiums                       $  2,425      $    650       $   43    $  1,818    2.37%
                                     ========      ========       ======    ========

The Company's reinsurance agreements do not relieve it from its direct obligations to its insureds. Thus, a credit exposure exists with respect to life reinsurance ceded to the extent that any reinsurer fails to meet the obligations assumed under any reinsurance agreement. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial strength of its reinsurers and monitors concentration of credit risk arising from similar characteristics among the reinsurers.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Total reinsurance recoverables are included in reinsurance receivables on the consolidated balance sheets. Reinsurance recoverable on paid losses was approximately $49 million, and $46 million, at December 31, 2010 and 2009, respectively. Reinsurance recoverable on unpaid losses was approximately $149 million, and $145 million at December 31, 2010 and 2009, respectively. Ceded claim and surrender recoveries under reinsurance agreements were $391 million, $447 million and $394 million for the years ended 2010, 2009 and 2008, respectively.

During 2010, the Company fully terminated and recaptured the coinsurance treaty with Pioneer Security Life Insurance Company for an individual immediate annuity block of business. The recapture resulted in a pre-tax gain of $2 million.

Additionally, during 2010, the Company fully terminated and recaptured the coinsurance and modified coinsurance treaties with Merit Life Insurance Company for a group immediate annuity block of business. The recaptures resulted in a pre-tax gain of $20 thousand.

During 2009, the Company partially terminated the yearly renewable term reinsurance contracts with Swiss Re Life & Health America Inc. and Lincoln National Life Insurance Company for a specific block of primarily whole life business. Terminations are being processed monthly based upon each of the policies' anniversary dates. The partial termination has resulted in a loss of $2 million.

Additionally, during 2009 the Company fully terminated and recaptured all reinsurance contracts with Delaware American Life Insurance Company ("DelAm"), a then affiliate of the Company. The recaptures resulted in a loss of $245 thousand. DelAm was subsequently sold to MetLife.

For the year ending December 31, 2007, the Company incorporated, a wholly owned subsidiary, Pine Vermont Reinsurance Company ("Pine Vermont") with a contribution of $250 thousand. On September 29, 2008, Pine Vermont was dissolved and the capital contribution of $250 thousand was returned to the Company. Pine Vermont was domiciled in Vermont.

On December 1, 2006, with an effective date of October 1, 2006 ("Agreement 1") and on June 28, 2007, with an effective date of April 1, 2007 ("Agreement 2"), VALIC entered into modified coinsurance and coinsurance reinsurance agreements with American Life Insurance Company ("ALICO"), pertaining to certain policies written via its branch in Japan. ALICO was a wholly owned, Delaware domiciled subsidiary of AIG, until its sale to MetLife, Inc. ("Metlife"). The Company assumes liability for a quota share portion of contracts issued by ALICO that include a GMIB under Agreement 1 and a GMWB under Agreement 2. The contracts assumed also include a GMDB provision under both Agreements 1 and 2. The GMIB (prior to its utilization date), GMWB and the GMDB have a 100 percent quota share and are assumed under coinsurance agreements. The GMIB (after its utilization date) has a 100 percent quota share and is assumed under the modified coinsurance provisions of Agreement 1. The benefits provided by the reinsured contracts under Agreement 1 are assumed with a 50 percent quota share under a modified coinsurance agreement. The benefits provided by the reinsured contracts under Agreement 2 are assumed with a varied quota share under a modified coinsurance agreement. Both agreements are unlimited in duration but were terminated for new business. Pursuant to the coinsurance portions of both Agreements, the Company records reserve liabilities for the amount of the reserves calculated for the GMIB, GMWB and GMDB provisions of the reinsured contracts. The reserves for the GMIB, GMWB and GMDB were $28 million and $19 million for the years ended December 31, 2010 and 2009, respectively. All monetary amounts of the Agreement and settlement transactions are expressed in Japanese Yen. The cumulative foreign currency translation adjustment related to all provisions of the Agreement was not significant to the Company's consolidated results of operations or financial condition. Agreement 1 was amended to terminate the agreement for new business issued on and after April 1, 2008. Agreement 2 was amended to terminate the agreement for new business issued on and after April 1, 2009.

In December 2002, the Company entered into a coinsurance/modified coinsurance agreement with AIG Life of Bermuda, Ltd. ("AIGB"), an affiliate. The agreement has an effective date of March 1, 2002. Under the agreement, AIGB reinsures 100 percent quota share of the Company's liability on virtually all level term and universal life products issued by the Company with issue dates on or after March 1, 2002. The agreement is unlimited in duration but either party may terminate the agreement as to new business with thirty days written notice to the other party.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

This agreement does not meet the criteria for reinsurance accounting under GAAP, therefore, deposit accounting is applied. This agreement was amended to terminate for new business issued on and after August 1, 2009.

The agreement also provides for an experience refund of all profits, less a reinsurance risk charge. The main impact of the agreement on the Company's results of operations for the years ended December 31, 2010, 2009 and 2008 was a pre-tax expense of approximately $59 million, $67 million and $68 million, respectively, representing the risk charge associated with the reinsurance agreement.

11. COMMITMENTS AND CONTINGENT LIABILITIES

COMMITMENTS

Leases

The Company has various long-term, noncancelable operating leases, primarily for office space and equipment, which expire at various dates through 2018. At December 31, 2010, the future minimum lease payments under the operating leases are as follows:

            (In Millions)
2011             $ 9
2012               7
2013               6
2014               5
2015               4
Thereafter         5
                 ---
Total            $36
                 ===

Rent expense was $14 million, $13 million and $11 million for the years ended December 31, 2010, 2009 and 2008 respectively.

The leasing operations of Castle 1 Trust consist of leasing aircraft under operating leases which expire on various dates through 2015. At December 31, 2010, future minimum lease payments, including an estimated U.S. dollar equivalent for lease payments denominated in Euros using an exchange rate in effect at December 31, 2010, to be received by Castle 1 Trust under operating leases for the years ended December 31 are as follows:

            (In Millions)
2011            $ 80
2012              61
2013              34
2014              15
2015               4
Thereafter        --
                ----
Total           $194
                ====

Commitments to Fund Partnership Investments

The Company had unfunded commitments for its limited partnership and hedge fund investments totaling $688 million at December 31, 2010. These capital commitments can be called by the partnership during the commitment period (on average five years) to fund working capital needs or purchase new investments. Once the commitment period expires, the Company is under no obligation to fund the remaining unfunded commitments but may elect to do so.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Mortgage Loan Commitments

The company had $71 million in commitments relating to mortgage loans at December 31, 2010.

CONTINGENT LIABILITIES

Legal and Regulatory Matters

The Company is party to various lawsuits and proceedings arising in the ordinary course of business. These lawsuits and proceedings include certain class action claims and claims filed by individuals who have excluded themselves from settlement of class action lawsuits relating to life insurance pricing and sales practices. In addition, many of these proceedings are pending in jurisdictions that permit damage awards disproportionate to the actual economic damages alleged to have been incurred. Based upon information presently available, the Company believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on the Company's results of operations, cash flows and financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards, that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions continues to create the potential for an unpredictable judgment in any given suit.

All fifty states have laws requiring solvent life insurance companies to pay assessments to protect the interests of policyholders of insolvent life insurance and annuity companies. Each state has insurance guaranty association laws under which insurers doing business in a state can be assessed, up to prescribed limits and on the basis of the proportionate share of the premiums written by member insurers, to pay certain contractual insurance benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. We accrue liabilities for guaranty fund assessments when an assessment is probable, can be reasonably estimated and when the event obligating us to pay has occurred. The Company estimates the liability using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. While we cannot predict the amount and timing of any future assessments, we have established reserves we believe are adequate for assessments relating to insurance companies that are currently subject to insolvency proceedings.

Various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, market conduct exams or regulatory inquiries. Based on the current status of pending regulatory examinations and inquiries involving the Company, the Company believes it is not likely that these regulatory examinations or inquiries will have a material adverse effect on the consolidated financial position, results of operations or cash flows of the Company.

Prior to September 22, 2008, the Company and certain affiliates were parties to an existing inter-affiliate credit facility (the "facility"), under which the Company and such affiliates committed to make loans to AIG and received from AIG an annual facility fee at a specified rate. The facility was terminated on September 22, 2008, in connection with AIG's entry into an $85 billion revolving credit facility with the New York Fed. All amounts owing from AIG to the Company under the facility as of its termination date have been paid in full.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


12. TOTAL EQUITY

Capital contributions received by the Company were as follows:

                                                     2010  2009   2008
                                                     ---- ------ ------
                                                       (In Millions)
Cash from Parent                                     $--  $1,280 $  970
Contributions related to Securities Lending Program   --      --  6,034
                                                     ---  ------ ------
   Total cash contributions                           --   1,280  7,004
Contributions of securities at fair value             --      --  1,241
All other non cash contributions                       2       6     --
                                                     ---  ------ ------
   Total capital contributions                       $ 2  $1,286 $8,245
                                                     ===  ====== ======

The components of accumulated other comprehensive income (loss) are as follows:

                                                             2010     2009     2008
                                                           -------  -------  -------
                                                                 (In Millions)
Fixed maturity and equity securities, available for sale:
   Gross unrealized gains                                  $ 4,456  $ 3,285  $ 1,352
   Gross unrealized losses                                  (1,106)  (2,874)  (3,835)
Net unrealized gains on other invested assets                  211      562       69
Adjustments to DAC, VOBA and deferred sales inducements       (345)    (300)     337
Foreign currency translation adjustments                         5        8        3
Deferred federal and state income tax (expense) benefit     (1,118)    (200)     731
                                                           -------  -------  -------
   Accumulated other comprehensive income (loss) (a)       $ 2,103  $   481  $(1,343)
                                                           =======  =======  =======

(a) Includes a decrease of $1.6 billion in 2009 related to the cumulative effect of adopting a new other-than-temporary impairment accounting standard.

Dividends that the Company may pay to the Parent in any year without prior approval of the Texas Department of Insurance ("TDI") are limited by statute. The maximum amount of dividends which can be paid to shareholders of insurance companies domiciled in the state of Texas without obtaining the prior approval of the TDI is limited to the greater of either 10 percent of the preceding year's statutory surplus or the preceding year's statutory net gain from operations not in excess of unassigned surplus. The maximum dividend payout that may be made in 2011 without prior approval of the TDI is $661 million.

The Company is required to file financial statements prepared in accordance with statutory accounting practices prescribed or permitted by state insurance regulatory authorities. Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, excluding certain assets from statutory admitted assets and valuing investments and establishing deferred taxes on a different basis.

The state has the right to permit specific practices that deviate from prescribed practices. In 2010, the Company received permission from the TDI to restate the gross paid-in and contributed surplus and the unassigned funds components of its surplus. The effective date was September 30, 2010. This restatement resulted in an increase in unassigned funds of $7.9 billion to offset the Company's losses incurred as a result of its participation in the Securities Lending Program, and a corresponding decrease in gross paid-in and contributed surplus of $7.9 billion.

In 1984, the Company received permission from the TDI to increase the value of the home office real estate properties to reflect the then current market value. In the event that the Company had not been permitted to record the value of its home office building at fair market value, the Company's risk-based capital would not have triggered a regulatory event.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Statutory net income (loss) and capital and surplus of AGL at December 31 were as follows:

                                2010   2009     2008
                               ------ ------  -------
                                    (In Millions)
Statutory net income (loss)    $  426 $ (101) $(4,074)
Statutory capital and surplus  $6,612 $5,954  $ 5,394

13. FEDERAL INCOME TAXES

The components of the provision for income taxes on pretax income for the years ended December 31 were as follows:

                                     2010  2009   2008
                                    -----  ----  ------
                                       (In Millions)
Current                             $ 153  $(14) $ (995)
Deferred                             (561)  205   1,216
                                    -----  ----  ------
Total income tax expense (benefit)  $(408) $191  $  221
                                    =====  ====  ======

The US statutory income tax rate is 35 percent for 2010, 2009 and 2008. Actual tax expense on income differs from the statutory amount computed by applying the federal income tax rate for the years ended December 31 due to the following:

                                                    2010  2009    2008
                                                   -----  ----  -------
                                                       (In Millions)
US federal income tax (benefit) at statutory rate  $ 551  $  4  $(4,164)
Adjustments:
   Valuation allowance                              (948)  202    4,400
   Dividends received deduction                      (17)  (30)     (32)
   Goodwill                                           --    --       20
   Audit corrections                                   4    (2)      --
   Prior year corrections                            (11)    1      (10)
   Other credits, taxes and settlements               13    16        7
                                                   -----  ----  -------
Total income tax expense (benefit)                 $(408) $191  $   221
                                                   =====  ====  =======

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of deferred tax assets and liabilities at December 31 are as follows:

                                                                             2010     2009
                                                                           -------  -------
                                                                             (In Millions)
Deferred tax assets:
   Excess capital losses and other tax carryovers                          $ 1,361  $ 5,058
   Basis differential of investments                                         2,413       --
   Policy reserves                                                             331      630
   Other                                                                         9       19
                                                                           -------  -------
   Total deferred tax assets before valuation allowance                      4,114    5,707
   Valuation allowance                                                      (2,918)  (3,831)
                                                                           -------  -------
   Total deferred tax assets                                                 1,196    1,876
Deferred tax liabilities:
   Deferred policy acquisition costs                                        (1,761)  (1,850)
   Basis differential of investments                                        (1,123)    (997)
   Net unrealized gains on debt and equity securities available for sale        --     (235)
   State deferred tax liabilities                                               (2)      (6)
   Capitalized EDP                                                              --      (12)
   Other                                                                        (6)      --
                                                                           -------  -------
   Total deferred tax liabilities                                           (2,892)  (3,100)
                                                                           -------  -------
Net deferred tax liability                                                 $(1,696) $(1,224)
                                                                           =======  =======

At December 31, 2010, the Company had capital loss carryforwards of $7.2 billion expiring through the year 2015.

The Company is included in the consolidated federal income tax return of its ultimate parent, AIG. Under the tax sharing agreement with AIG, taxes are recognized and computed on a separate company basis. To the extent that benefits for net operating losses, foreign tax credits or net capital losses are utilized on a consolidated basis, the Company will recognize tax benefits based upon the amount of the deduction and credits utilized in the consolidated federal income tax return.

In general, realization of deferred tax assets depends on a company's ability to generate sufficient taxable income of the appropriate character within the carryforward periods in the jurisdictions in which the net operating losses and deductible temporary differences were incurred. The Company assessed its ability to realize the deferred tax asset of $4.1 billion and concluded a $2.9 billion valuation allowance was required to reduce the deferred tax asset at December 31, 2010 to an amount the Company believes is more likely than not to be realized.

When making its assessment, the Company considered all available evidence, including the impact of being included in the consolidated federal tax return of AIG, future reversals of existing taxable temporary differences, estimated future GAAP taxable income, and tax planning strategies the Company would implement, if necessary, to realize the net deferred tax asset.

In assessing future GAAP taxable income, the Company considered its strong earnings history exclusive of the recent losses on the securities lending program, because the Company and AIG entered into transactions with the New York Fed to limit exposure to future losses. The Company also considered the continuing earnings strength of the businesses AIG retained and the recent recapitalization, when assessing the ability to generate sufficient future taxable income during the relevant carryforward periods to realize the deferred tax asset.

Estimates of future taxable income generated from specific transactions and tax planning strategies discussed above could change in the near term, perhaps materially, which may require the Company to adjust its valuation allowance. Such adjustment, either positive or negative, could be material to the Company's financial condition or it results of operations for an individual period.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


In evaluating the realizability of the loss carryforwards, the Company considered the relief provided by Internal Revenue Service ("IRS") Notice 2008-84 which provides that the limitation on loss carryforwards that can arise as a result of one or more acquisitions of stock of a loss company will not apply to such stock acquisitions for any period during which the United States becomes a direct or indirect owner of more than 50 percent interest in the loss company.

A reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits is as follows:

                                                        December 31,
                                                        ------------
                                                        2010    2009
                                                        ----    ----
                                                        (In Millions)
Gross unrecognized tax benefits at beginning of period  $165    $ 23
Increases in tax positions for prior years               135     142
                                                         ----   ----
Gross unrecognized tax benefits at end of period        $300    $165
                                                         ====   ====

The Company continually evaluates proposed adjustments by taxing authorities. At December 31, 2010, such proposed adjustments would not result in a material change to the Company's financial condition. Although it is reasonably possible that a significant change in the balance of unrecognized tax benefits may occur within the next twelve months, at this time it is not possible to estimate the range of the change due to the uncertainty of the potential outcomes.

At December 31, 2010 and 2009, the Company's unrecognized tax benefits, excluding interest and penalties, were $300 million and $165 million, respectively. As of December 31, 2010 and 2009, the amounts of unrecognized tax benefits that, if recognized, would favorably affect the effective tax rate were $299 million and $163 million, respectively.

Interest and penalties related to unrecognized tax benefits are recognized in income tax expense. At December 31, 2010 and December 31, 2009, the Company had accrued $5 million and $4 million, respectively, for the payment of interest (net of federal benefit) and penalties. For the year ended December 31, 2010, the Company recognized an expense of $1 million and $1 million of interest, respectively (net of federal benefit) and penalties in the consolidated statements of income (loss).

The Company's tax returns are not currently under examination. The Company's taxable years 2001 to 2010 remain subject to examination by major tax jurisdictions.

14. RELATED-PARTY TRANSACTIONS

Events Related to AIG

On September 30, 2010, AIG entered into an agreement-in-principle with the United States Department of the Treasury (the "Department of the Treasury"), the New York Fed, and the AIG Credit Facility Trust, a trust established for the sole benefit of the Department of the Treasury (the "Trust"), for a series of integrated transactions to recapitalize AIG (the "Recapitalization"). AIG completed the Recapitalization on January 14, 2011. For more information regarding the Recapitalization, please see Note 16.

Additional information on AIG is provided in the Company's 2010 Annual Statement and is also publicly available in AIG's regulatory filings with the U.S. Securities and Exchange Commission ("SEC"). Information regarding AIG as described herein is qualified by regulatory filings AIG files from time to time with the SEC.

Operating Agreements

Pursuant to a cost allocation agreement, the Company purchases administrative, investment management, accounting, marketing and data processing services from AIG or its subsidiaries. The allocation of costs for

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

investment management services is based on the level of assets under management. The Company paid approximately $55 million, $50 million and $61 million for such services in 2010, 2009 and 2008, respectively. Accounts payable for such services at December 31, 2010 and 2009 were not material. The Company rents facilities and provides services on an allocated cost basis to various affiliates. Beginning in 1998, amounts received by the Company from affiliates include amounts received by its wholly owned, non-life insurance subsidiary, AGLC. AGLC provides shared services, including technology, to a number of AIG's life insurance subsidiaries. The Company received approximately $234 million, $265 million and $287 million for such services and rent in 2010, 2009 and 2008, respectively. Accounts receivable for rent and services at December 31, 2010 and 2009 were not material.

Notes of Affiliates

On September 15, 2006, the Company invested $415 million in a 5.57 percent fixed rate Senior Promissory Note due September 15, 2011, issued by SunAmerica Financial Group, Inc. ("SAFG, Inc."; formerly AIG Life Holdings (US), Inc.). The Company recognized interest income of $23 million, $23 million and $23 million on the Note during 2010, 2009 and 2008, respectively.

On December 15, 2005, the Company invested $116 million in a Senior Promissory
Note issued by AGC Life, which matured on December 15, 2010. The Company recognized interest income on the Note of $6 million, $6 million and $6 million during 2010, 2009 and 2008 respectively. Upon maturity, the Company reinvested the $116 million in a 6.10 percent Senior Promissory Note due December 15, 2020, issued by AGC Life. The Company recognized interest income of $314 thousand on the Note during 2010.

On December 7, 2005, the Company acquired 5.75 percent Senior Notes due December 14, 2015, issued by Transatlantic Holdings, Inc., an affiliate of the Company, at a cost of $163 million. Other affiliates of the Company are holders of the same class of securities. On June 10, 2009, AIG closed a public offering of 29.9 million shares of Transatlantic Holdings, Inc. common stock owned by AIG. At the close of the public offering, AIG retained 13.9 percent of Transatlantic Holdings, Inc. outstanding common stock. As a result, AIG deconsolidated Transatlantic and the Company's investment in Transatlantic Holdings, Inc. was no longer considered affiliated. The Company recognized interest income of $4 million and $10 million on the Notes while they were still considered an affiliate during 2009 and 2008, respectively. On March 15, 2010, AIG closed a secondary public offering of 8.5 million shares of Transatlantic Holdings, Inc. common stock owned by American Home Assurance Company, a subsidiary of AIG, further reducing AIG's investment in this former affiliate.

In 2004, the Company purchased 38.7 percent of the non-voting preferred equity issued by Castle 2 Trust for $117 million. The Company's investment in Castle 2 Trust preferred equity is reported within partnerships and other invested assets on the consolidated balance sheets. The remaining non-voting preferred equity and 100 percent of the voting equity of Castle 2 Trust, are held by affiliates of the Company. The purchase of the non-voting equity interest of Castle 2 Trust was funded by a capital contribution received from the Parent. In 2004, the Company purchased $65 million of fixed-rate asset backed notes issued by Castle 2 Trust. The notes mature on November 15, 2026 and are included in bonds on the consolidated balance sheets. Affiliates of the Company own the majority of the notes payable of Castle 2 Trust. Castle 2 Trust is a Delaware statutory trust established on November 21, 2003. The business of Castle 2 Trust and its wholly owned subsidiaries is limited to acquiring, owning, leasing, maintaining, operating and selling a portfolio of commercial jet aircraft.

On September 23, 2003, the Company purchased 68.0 percent of the non-voting preferred equity issued by Castle 1 Trust for $182 million. The remaining non-voting preferred equity and 100 percent of the voting equity of Castle 1 Trust are held by affiliates of the Company. On September 23, 2003, the Company purchased $465 million of fixed-rate asset backed notes and subordinated deferred interest notes issued by Castle 1 Trust, which mature on May 15, 2027. Castle 1 Trust is a Delaware statutory trust established on July 31, 2003. The business of Castle 1 Trust and its wholly owned subsidiaries is limited to acquiring, owning, leasing, maintaining, operating and selling a portfolio of commercial jet aircraft. Castle 1 Trust is consolidated in the Company's financial statements.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Agreements with Affiliates

American Home Assurance Company ("American Home"), an indirect wholly owned subsidiary of AIG, has terminated the General Guarantee Agreement dated
March 3, 2003 ("the Guarantee") with respect to prospectively issued policies and contracts issued by the Company. The Guarantee terminated on December 29, 2006 at 4:00 p.m. Eastern Time ("Point of Termination"). Pursuant to its terms, the Guarantee does not apply to any group or individual policy, contract or certificate issued after the Point of Termination. The Guarantee will continue to cover the policies, contracts and certificates with a date of issue earlier than the Point of Termination until all insurance obligations under such policies, contracts and certificates are satisfied in full. American Home's audited statutory financial statements are filed with the SEC in the Company's registration statements for its variable products that were issued prior to the Point of Termination.

Other

Effective August 1, 2003, the Company and AIGB entered into a Cut-through Agreement pursuant to which insurers, their beneficiaries and owners were granted a direct right of action against the Company in the event AIGB becomes insolvent or otherwise cannot or refuses to perform its obligations under certain life insurance policies issued by AIGB. The Cut-through Agreement was approved by the Texas Department of Insurance. The amount of the retained liability on AIGB's books related to this agreement totaled $455 thousand at December 31, 2010 and $450 thousand at December 31, 2009. The Company feels the probability of loss under this agreement is remote.

The Company engages in structured settlement transactions, certain of which transactions involve affiliated property and casualty insurance company members of the Chartis group of AIG. In a structured settlement arrangement, a property and casualty insurance policy claimant has agreed to settle a casualty insurance claim in exchange for fixed payments over either a fixed determinable period of time or a life contingent period. In such claim settlement arrangements, a casualty insurance claim payment provides the funding for the purchase of a single premium immediate annuity ("SPIA") issued by the Company for the ultimate benefit of the claimant. The portion of the Company's liabilities related to structured settlements involving life contingencies are reported in future policy benefits, while the portion not involving life contingencies are reported in policyholder contract deposits. In certain structured settlement arrangements the property and casualty insurance company remains contingently liable for the payments to the claimant. The Company carried liabilities of $228 million and $314 million at December 31, 2010 and 2009, respectively, related to SPIAs issued by the Company in conjunction with structured settlement transactions involving Chartis members where those Chartis members remained contingently liable for the payments to the claimant. In addition, the Company carried liabilities for the structured settlement transactions where the Chartis members were no longer contingently liable for the payments to the claimant.

15. BENEFIT PLANS

Effective January 1, 2002, the Company's employees participate in various benefit plans sponsored by AIG, including a noncontributory qualified defined benefit retirement plan, various stock option and purchase plans, a 401(k) plan and a post retirement benefit program for medical care and life insurance. AIG's U.S. plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates.

16. SUBSEQUENT EVENTS

The Company has evaluated subsequent events through the date the financial statements were issued.

The Company's management identified an alternative internal funding solution for its XXX/AXXX reserves. This alternative solution involves fully recapturing the coinsurance/modified coinsurance agreement with an affiliate, AIGB, and simultaneously reinsuring this in-force, together with new business (term and universal life), to another affiliate, AGC Life, under a new coinsurance/modified coinsurance agreement. This new agreement does not meet the criteria for reinsurance accounting under GAAP, therefore, deposit accounting will be applied. Management received approvals of the recapture and reinsurance transactions on behalf of AGL and AGCL from the Texas and Missouri Departments of Insurance, respectively, in March 2011, with January 1, 2011 effective dates.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


On January 14, 2011, AIG completed the Recapitalization with the New York Fed, the Department of the Treasury, and the Trust. As part of the Recapitalization, AIG repaid to the New York Fed approximately $21 billion in cash, representing complete repayment of all amounts owing under AIG's revolving credit facility with the New York Fed (the "New York Fed credit facility"), and the New York Fed credit facility was terminated. In addition, (i) the shares of AIG's Series C Perpetual, Convertible, Participating Preferred Stock, par value $5.00 per share, held by the Trust were exchanged for 562,868,096 shares of AIG common stock and were subsequently transferred by the Trust to the Department of the Treasury; (ii) the shares of AIG's Series E Fixed Rate Non-Cumulative Perpetual Preferred Stock, par value $5.00 per share, held by the Department of the Treasury were exchanged for 924,546,133 shares of AIG common stock; and
(iii) the shares of AIG's Series F Fixed Rate Non-Cumulative Perpetual Preferred Stock, par value $5.00 per share, held by the Department of the Treasury were exchanged for (a) preferred interests in two special purpose vehicles, (b) 20,000 shares of AIG's Series G Cumulative Mandatory Convertible Preferred Stock, par value $5.00 per share, a new series of TARP preferred stock, and (c) 167,623,733 shares of AIG common stock. As a result of the Recapitalization, the Department of the Treasury held 1,655,037,962 shares of newly issued AIG common stock, representing ownership of approximately 92 percent of the outstanding AIG common stock at December 31, 2010. After the share exchange and distribution were completed, the Trust terminated pursuant to the terms and conditions of the agreement that established the Trust. It is expected that over time the Department of the Treasury will sell its shares of AIG common stock on the open market.

On March 10, 2011, AIG submitted a binding bid to the New York Fed to purchase all of the RMBS owned by ML II for $15.7 billion in cash. If the New York Fed accepted the binding bid, it was anticipated that the Company (along with certain other AIG companies) would be a purchaser of certain of these RMBS. On March 30, 2011, the New York Fed announced that it was declining AIG's offer to purchase all of the RMBS held in the ML II portfolio and instead would sell these securities through a competitive process.

On March 30, 2011, AIG and the Company entered into an Unconditional Capital Maintenance Agreement ("CMA"). Among other things, the CMA provides that AIG would maintain the Company's total adjusted capital (as defined under applicable insurance laws) at or above a certain specified minimum percentage of the Company's projected company action level RBC (as defined under applicable insurance laws). The CMA also provides that if the Company's total adjusted capital is in excess of a certain specified minimum percentage of the Company's company action level RBC (as reflected in the Company's quarterly or annual statutory financial statement), subject to board and regulatory approval(s), the Company would declare and pay ordinary dividends to its equity holders in an amount in excess of that required to maintain the specified minimum percentage.

                           PART C: OTHER INFORMATION

ITEM 26. EXHIBITS

(a)  Board of Directors Resolution.

     (1) Resolutions of Board of Directors of American General Life Insurance Company authorizing the establishment of Separate Account VL-R. (1)

(b)  Custodian Agreements. Inapplicable.

(c)  Underwriting Contracts.

     (1) Distribution Agreement between American General Life Insurance Company and American General Equity Services Corporation, effective October 1, 2002. (19)

     (2)  Form of Selling Group Agreement. (20)

     (3) Schedule of Commissions (Incorporated by reference from the text included under the heading "Distribution of the Policies" in the Statement of Additional Information that is filed as part of this amended Registration Statement).

(d)  Contracts.

     (1) Specimen form of "AG Protection Advantage VUL/SM/" Flexible Premium Variable Universal Life Insurance Policy, Policy Form No. 07921. (34)

     (2) Specimen form of No Tobacco Use Incentive Endorsement, Form No. AGLC101287-2004. (6)

     (3)  Form of Accidental Death Benefit Rider, Form No. 82012. (26)

     (4) Form of Children's Insurance Benefit Rider, Term Life Insurance, Form No. 82410. (26)

     (5) Form of Term Life Insurance Benefit Rider, Providing Annually Renewable Term Insurance (Spouse Term Rider), Form No. 88390. (26)

     (6) Form of Terminal Illness Accelerated Benefit Rider (Terminal Illness Rider), Form No. 91401. (26)

     (7)  Form of Waiver of Monthly Deduction Rider, Form No. 82001. (26)

     (8)  Form of Overloan Protection Rider, Form No. 07620. (29)

     (9)   Form of Guaranteed Minimum Death Benefit Rider, Form No. 07411. (34)

(e)  Applications.

     (1) Specimen form of Life Insurance Application - Part A, Form No. AGLC100565-2006. (30)

     (2) Specimen form of Life Insurance Application - Part B, Form No. AGLC100566-2006. (30)

     (3) Specimen form of Variable Universal Life Insurance Supplemental Application, Form No. AGLC102803-2007 Rev0309. (39)

     (4) Specimen Form of Service Request Form, Form No. AGLC102903 Rev 0610. (Filed herewith)

     (5)   Form of Cash Disbursement Request Form, Form No. AGLC0109 Rev0904.
           (24)

     (6)   Form of Assignment Form, Form No. AGLC0205 Rev0904. (24)

     (7) Form of Electronic Funds Authorization Form, Form No. AGLC0220 Rev0904. (24)

     (8)   Form of Name and Address Change Form, Form No. AGLC0222 Rev0904.
           (24)

     (9)   Form of Change of Ownership Form, Form No. AGLC0013 Rev0705. (24)

     (10)  Form of Cash Surrender Request Form, Form No. AGLC0112 Rev0403. (24)

     (11)  Form of Change of Beneficiary Form, Form No. AGLC0108 Rev0904. (24)

     (12) Specimen form of Limited Temporary Life Insurance Agreement, Form No. AGLC101431-2006. (30)

     (13) Specimen form of Limited Temporary Life Insurance Agreement Receipt, Form No. AGLC101432-2006. (30)

     (14) Form of Reinstatement or Reduction of Premium Rate Application for Life Insurance Form, Form No. AGLC 100440-2002. (24)

     (15) Form of In-Force Change Application Form, Form No. AGLC 100386-2002. (24)

     (16)  Form of Service Request Form, Form No. AGLC0107 Rev0904. (24)

(f)  Depositor's Certificate of Incorporation and By-Laws.

     (1) Amended and Restated Articles of Incorporation of American General Life Insurance Company, effective December 31, 1991. (2)

     (2) Amendment to the Amended and Restated Articles of Incorporation of American General Life Insurance Company, effective July 13, 1995. (4)

     (3) By-Laws of American General Life Insurance Company, restated as of June 8, 2005. (3)

(g)  Reinsurance Contracts.

     (1) Form of Reinsurance Agreement between American General Life Insurance Company and General & Cologne Life Re of America. (28)

     (2) Form of Reinsurance Agreement between American General Life Insurance Company and Munich American Reassurance Company. (28)

     (3) Form of Reinsurance Agreement between American General Life Insurance Company and RGA Reinsurance Company. (28)

     (4) Form of Reinsurance Agreement between American General Life Insurance Company and Swiss Re Life & Health America, Inc. (28)

(h)  Participation Agreements.

     (1)(a) Form of Participation Agreement by and Among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., American General Life Insurance Company, on Behalf of Itself and its Separate Accounts, and American General Securities Incorporated. (5)

     (1)(b) Form of Amendment No. 4 to Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., American General Life Insurance Company, on Behalf of Itself and its Separate Accounts, and American General Securities Incorporated. (13)

     (1)(c) Form of Amendment No. 6 to Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., American General Life Insurance Company, on Behalf of Itself and its Separate Accounts, and American General Securities Incorporated. (21)

     (1)(d) Form of Amendment No. 10 to Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., American General Life Insurance Company, on Behalf of Itself and its Separate Accounts, and American General Equity Services Corporation. (30)

       (1)(e) Form of Amendment No. 11 to Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., American General Life Insurance Company, on Behalf of Itself and its Separate Accounts, and American General Equity Services Corporation. (34)

       (1)(f) Form of Amendment No. 14 to Participation Agreement by and among AIM Variable Insurance Funds, Invesco Aim Distributors, Inc., American General Life Insurance Company and American General Equity Services Corporation, effective April 30, 2010. (40)

       (2)(a) Form of Participation Agreement by and among The Alger American Fund, American General Life Insurance Company and Fred Alger & Company, Incorporated. (12)

       (3)(a) Form of Shareholder Services Agreement by and between American General Life Insurance Company and American Century Investment Management, Inc. (11)

       (3)(b) Form of Amendment No. 2 to Shareholder Services Agreement by and between American General Life Insurance Company and American Century Investment Management, Inc. and American Century Investment Services, Inc. (23)

       (4)(a) Form of Participation Agreement by and between American General Life Insurance Company, Warburg Pincus Trust, Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Securities, Inc. (14)

       (5)(a) Form of Participation Agreement between American General Life Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (5)

       (5)(b) Form of Fourth Amendment to Fund Participation Agreement dated June 1, 1998 between American General Life Insurance Company, each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Stock Index Fund, Inc., and Dreyfus Investment Portfolios effective as of October 1, 2007. (33)

       (6)(a) Form of Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and American General Life Insurance Company. (33)

       (6)(b) Form of Amendment No. 1 to Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and American General Life Insurance Company. (34)

       (7)(a) Form of Amended and Restated Participation Agreement by and among American General Life Insurance Company, American General Equity

                Services Corporation, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc., dated as of October 1, 2002. (22)

       (7)(b) Form of Amendment No. 3 to Amended and Restated Participation Agreement by and among American General Life Insurance Company, American General Equity Services Corporation, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc., dated as of March 31, 2006. (25)

       (7)(c) Form of Amendment No. 4 to Amended and Restated Participation Agreement by and among American General Life Insurance Company, American General Equity Services Corporation, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc. (30)

       (7)(d) Form of Amendment No. 5 to Amended and Restated Participation Agreement by and among American General Life Insurance Company, American General Equity Services Corporation, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc. (35)

       (8)(a) Form of Fund Participation Agreement by and among American General Life Insurance Company, JPMorgan Insurance Trust, JPMorgan Investment Advisors Inc., J. P. Morgan Investment Management Inc. and JPMorgan Funds Management, Inc. effective as of April 24, 2009. (37)

       (8)(b) Form of Fund/SERV Amendment to Participation Agreement by and between American General Life Insurance Company and J.P. Morgan Series Trust II dated as of October 1, 2007. (35)

       (8)(c) Form of Indemnification Letter Agreement by and between J.P. Morgan Investment Management Inc. and American General Life Insurance Company. (23)

       (9)(a) Form of Fund Participation Agreement by and between American General Life Insurance Company and Janus Aspen Series. (14)

       (9)(b) Form of Amendment No. 7 to Fund Participation Agreement by and between American General Life Insurance Company and Janus Aspen Series. (34)

       (10)(a) Form of Participation Agreement Among MFS Variable Insurance Trust, American General Life Insurance Company and Massachusetts Financial Services Company. (5)

       (10)(b) Form of Amendment No. 5 to Participation Agreement by and among MFS Variable Insurance Trust, American General Life Insurance Company and Massachusetts Financial Services Company. (14)

       (10)(c) Form of Amendment No. 13 to Participation Agreement by and among MFS Variable Insurance Trust, American General Life Insurance Company and Massachusetts Financial Services Company. (34)

       (10)(d) Form of Letter Amendment to the Participation Agreement by and among MFS Variable Insurance Trust, American General Life Insurance Company and Massachusetts Financial Services Company. (28)

       (11)(a) Sales Agreement by and between American General Life Insurance Company, Neuberger & Berman Advisors Management Trust and Neuberger & Berman Management Incorporated. (11)

       (11)(b) Form of Assignment and Modification Agreement to Fund Participation Agreement (formerly known as Sales Agreement) by and between Neuberger & Berman Management Incorporated and American General Life Insurance Company. (11)

       (11)(c) Form of Amendment to Fund Participation Agreement by and between Neuberger Berman Management Inc., Neuberger Berman Advisers Management Trust and American General Life Insurance Company. (27)

       (11)(d) Form of Amendment No. 2 to Fund Participation Agreement by and between Neuberger Berman Management Inc., Neuberger Berman Advisers Management Trust and American General Life Insurance Company. (30)

       (12)(a) Form of Participation Agreement by and among American General Life Insurance Company, Oppenheimer Variable Account Funds, and OppenheimerFunds, Inc. (16)

       (12)(b) Form of Amendment No. 4 to Participation Agreement by and among American General Life Insurance Company, Oppenheimer Variable Account Funds, and OppenheimerFunds, Inc. (34)

       (13)(a) Form of Participation Agreement by and between American General Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributor LLC. (14)

       (13)(b) Form of Amendment No. 1 to Participation Agreement by and between American General Life Insurance Company, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC. (24)

       (13)(c) Form of Amendment No. 2 to Participation Agreement by and between American General Life Insurance Company, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC. (33)

       (14)(a) Form of Participation Agreement by and Among Pioneer Variable Contracts Trust, American General Life Insurance Company, on its own Behalf and on Behalf of Each of the Segregated Asset Accounts, Pioneer Investment Management, Inc., and Pioneer Funds Distributor, Inc. (22)

       (14)(b) Form of Amendment No. 2 to Participation Agreement by and Among Pioneer Variable Contracts Trust, American General Life Insurance Company, on its own Behalf and on Behalf of Each of the Segregated Asset Accounts, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. (30)

       (14)(c) Form of Amendment No. 3 to Participation Agreement by and Among Pioneer Variable Contracts Trust, American General Life Insurance Company, on its own Behalf and on Behalf of Each of the Segregated Asset Accounts, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. (34)

       (14)(d) Form of Amendment No. 4 to Participation Agreement by and Among Pioneer Variable Contracts Trust, American General Life Insurance Company, on its own Behalf and on Behalf of Each of the Segregated Asset Accounts, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. (35)

       (15)(a) Form of Participation Agreement Among Putnam Variable Trust, Putnam Mutual Funds Corp., and American General Life Insurance Company. (5)

       (15)(b) Form of Amendment No. 1 to Participation Agreement among Putnam Variable Trust, Putnam Mutual Funds Corp. and American General Life Insurance Company. (16)

       (15)(c) Form of Amendment No. 3 to Participation Agreement Among Putnam Variable Trust, Putnam Mutual Funds Corp. and American General Life Insurance Company dated October 1, 2007. (35)

       (16)(a) Form of Participation Agreement by and between SunAmerica Series Trust and American General Life Insurance Company. (15)

       (16)(b) Form of Addendum to Fund Participation Agreement For Class A Shares by and between SunAmerica Series Trust and American General Life Insurance Company. (23)

     (16)(c) Form of Amendment to Participation Agreement by and between SunAmerica Series Trust and American General Life Insurance Company, dated July 2, 2003. (18)

     (17)(a) Form of Participation Agreement by and between The Variable Annuity Life Insurance Company, American General Series Portfolio Company, American General Securities Incorporated and American General Life Insurance Company. (8)

     (17)(b) Amendment One to Participation Agreement by and between The Variable Annuity Life Insurance Company, American General Series Portfolio Company, American General Securities Incorporated and American General Life Insurance Company dated as of
              July 21, 1998. (7)

     (17)(c) Form of Amendment Two to Participation Agreement by and between The Variable Annuity Life Insurance Company, American General Series Portfolio Company, American General Securities Incorporated and American General Life Insurance Company. (14)

     (17)(d) Form of Amendment Three to Participation Agreement by and between The Variable Annuity Life Insurance Company, American General Series Portfolio Company, American General Securities Incorporated and American General Life Insurance Company. (13)

     (17)(e) Form of Amendment Four to Participation Agreement by and between The Variable Annuity Life Insurance Company, American General Series Portfolio Company, American General Securities Incorporated and American General Life Insurance Company. (18)

     (17)(f) Form of Amendment Seventh to Participation Agreement by and between The Variable Annuity Life Insurance Company, American General Series Portfolio Company, American General Securities Incorporated and American General Life Insurance Company. (30)

     (17)(g) Form of Amendment Eighth to Participation Agreement by and between The Variable Annuity Life Insurance Company, American General Series Portfolio Company, American General Securities Incorporated and American General Life Insurance Company. (34)

     (17)(h) Form of Amendment Ninth to Participation Agreement by and between The Variable Annuity Life Insurance Company, AIG Retirement Company I (formerly VALIC Company I), American General Equity Services Corporation, and American General Life Insurance Company. (38)

       (17)(i) Form of Amendment Eleventh to Participation Agreement among American General Life Insurance Company, American General Equity Services Corporation, VALIC Company I (formerly AIG Retirement Company I) and The Variable Annuity Life Insurance Company effective as of May 1, 2009. (37)

       (17)(j) Form of Twelfth Amendment to Participation Agreement among American General Life Insurance Company, American General Equity Services Corporation, VALIC Company I and The Variable Annuity Life Insurance Company. (40)

       (18)(a) Form of Participation Agreement by and between Vanguard Variable Insurance Funds, The Vanguard Group, Inc., Vanguard Marketing Corporation and American General Life Insurance Company. (14)

       (18)(b) Form of Third Amendment to Participation Agreement by and between Vanguard Variable Insurance Funds, The Vanguard Group, Inc., Vanguard Marketing Corporation and American General Life Insurance Company. (30)

       (18)(c) Form of Fourth Amendment to Participation Agreement by and between Vanguard Variable Insurance Funds, The Vanguard Group, Inc., Vanguard Marketing Corporation and American General Life Insurance Company. (34)

       (19)(a) Form of Amended and Restated Administrative Services Agreement between American General Life Insurance Company and A I M Advisors, Inc. (23)

       (20)(a) Form of Service Agreement Class O between Fred Alger Management, Inc. and American General Life Insurance Company.
                (12)

       (21)(a) Form of Administrative Services Agreement by and between American General Life Insurance Company and Credit Suisse Asset Management, LLC. (14)

       (22)(a) Form of Administrative Services Agreement dated as of August 11, 1998, between American General Life Insurance Company and The Dreyfus Corporation. (31)

       (22)(b) Form of Agreement Addendum between American General Life Insurance Company and The Dreyfus Corporation dated November 17, 1999. (32)

       (22)(c) Form of Amendment No. 3 to Administrative Services Agreement dated as of August 11, 1998, between American General Life Insurance

              Company and The Dreyfus Corporation effective as of October 1, 2007. (33)

     (23)(a) Form of Amended and Restated Service Contract by and between Fidelity Distributors Corporation and American General Equity Services Corporation, effective May 1, 2006. (27)

     (23)(a) Form of Service Agreement by and between Fidelity Investments Institutional Operations Company, Inc. and American General Life Insurance Company. (14)

     (23)(b) Form of First Amendment to Service Agreement by and between Fidelity Investments Institutional Operations Company, Inc. and American General Life Insurance Company. (27)

     (24)(a) Form of Administrative Services Agreement by and among American General Life Insurance Company and Franklin Templeton Services, Inc., dated as of July 1, 1999. (9)

     (24)(b) Form of Amendment to Administrative Services Agreement by and among American General Life Insurance Company and Franklin Templeton Services, LLC, effective November 1, 2001. (17)

     (24)(c) Form of Amendment No. 8 to Administrative Services Agreement by and among American General Life Insurance Company and Franklin Templeton Services, LLC. (35)

     (25)(a) Form of Administrative Services Letter Agreement by and between American General Life Insurance Company and JPMorgan Chase Bank (relating to J.P. Morgan Series Trust II), effective May 1, 2003.
              (12)

     (25)(b) Form of Amendment No. 1 to Administrative Services Letter Agreement by and between American General Life Insurance Company and J.P. Morgan Funds Management, Inc. (formerly known as JPMorgan Chase Bank) (relating to J.P. Morgan Series Trust II), effective as of October 1, 2007. (33)

     (25)(c) Form of Administrative Services Letter Agreement by and between American General Life Insurance Company and J.P. Morgan Funds Management, Inc. (relating to JPMorgan Insurance Trust), effective as of October 1, 2007. (33)

     (26)(a) Form of Distribution and Shareholder Services Agreement by and between Janus Distributors, Inc. and American General Life Insurance Company. (14)

       (27)(a) Form of Administrative Services Agreement by and between American General Life Insurance Company and Neuberger & Berman Management Incorporated. (11)

       (28)(a) Form of Administrative Services Agreement by and among American General Life Insurance Company and OppenheimerFunds, Inc. (16)

       (28)(b) Form of Amendment No. 1 to Administrative Services Agreement by and among American General Life Insurance Company and OppenheimerFunds, Inc. (24)

       (28)(c) Form of Amendment No. 4 to Administrative Services Agreement by and among American General Life Insurance Company and OppenheimerFunds, Inc. (34)

       (29)(a) Form of Services Agreement by and between American General Life Insurance Company and Pacific Investment Management, LLC. (14)

       (29)(b) Form of Amendment No. 1 to Services Agreement by and between American General Life Insurance Company and Pacific Investment Management, LLC. (36)

       (29)(c) Form of PIMCO Variable Insurance Trust Services Agreement by and between American General Life Insurance Company and PIMCO Variable Insurance Trust. (14)

       (30)(a) Form of Marketing and Administrative Services Support Agreement between American General Life Insurance Company and Putnam Retail Management Limited Partnership. (25)

       (31)(a) Form of Administrative Services Agreement by and between SunAmerica Asset Management Corp. and American General Life Insurance Company. (15)

       (31)(b) Form of Amendment No. 4 to Administrative Services Agreement by and between AIG SunAmerica Asset Management Corp. and American General Life Insurance Company. (30)

       (31)(c) Form of Amendment No. 5 to Administrative Services Agreement by and between AIG SunAmerica Asset Management Corp. and American General Life Insurance Company. (34)

       (32)(a) Form of SEC Rule 22c-2 Information Sharing Agreement between AIM and American General Life Insurance Company. (28)

       (33)(a) Form of SEC Rule 22c-2 Information Sharing Agreement between Alger and American General Life Insurance Company. (28)

       (34)(a) Form of SEC Rule 22c-2 Information Sharing Agreement between American Century and American General Life Insurance Company.
                (28)

       (35)(a) Form of SEC Rule 22c-2 Information Sharing Agreement between Credit Suisse and American General Life Insurance Company. (28)

       (36)(a) Form of SEC Rule 22c-2 Information Sharing Agreement between Dreyfus and American General Life Insurance Company. (28)

       (37)(a) Form of SEC Rule 22c-2 Information Sharing Agreement between Fidelity and American General Life Insurance Company. (28)

       (38)(a) Form of SEC Rule 22c-2 Information Sharing Agreement between Franklin Templeton and American General Life Insurance Company. (28)

       (39)(a) Form of SEC Rule 22c-2 Information Sharing Agreement between J.P. Morgan Series Trust II and American General Life Insurance Company. (28)

       (40)(a) Form of SEC Rule 22c-2 Information Sharing Agreement between JPMorgan Insurance Trust and American General Life Insurance Company. (37)

       (41)(a) Form of SEC Rule 22c-2 Information Sharing Agreement between Janus and American General Life Insurance Company. (28)

       (42)(a) Form of SEC Rule 22c-2 Information Sharing Agreement between MFS and American General Life Insurance Company. (28)

       (43)(a) Form of SEC Rule 22c-2 Information Sharing Agreement between Neuberger Berman and American General Life Insurance Company.
                (28)

       (44)(a) Form of SEC Rule 22c-2 Information Sharing Agreement between Oppenheimer and American General Life Insurance Company. (28)

       (45)(a) Form of SEC Rule 22c-2 Information Sharing Agreement between PIMCO and American General Life Insurance Company. (28)

       (46)(a) Form of SEC Rule 22c-2 Information Sharing Agreement between Pioneer and American General Life Insurance Company. (28)

       (47)(a) Form of SEC Rule 22c-2 Information Sharing Agreement between Putnam and American General Life Insurance Company. (28)

     (48)(a) Form of SEC Rule 22c-2 Information Sharing Agreement between SunAmerica and American General Life Insurance Company. (28)

     (49)(a) Form of SEC Rule 22c-2 Information Sharing Agreement between VALIC and American General Life Insurance Company. (28)

     (50)(a) Form of SEC Rule 22c-2 Information Sharing Agreement between Vanguard and American General Life Insurance Company. (28)

(i)  Administrative Contracts.

     (1)(a) Form of Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American General Life Insurance Company. (10)

     (1)(b) Form of Addendum No. 1 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American General Life Insurance Company, dated May 21, 1975. (10)

     (1)(c) Form of Addendum No. 2 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American General Life Insurance Company, dated September 23, 1975. (10)

     (1)(d) Form of Addendum No. 24 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American General Life Insurance Company, dated December 30, 1998. (10)

     (1)(e) Form of Addendum No. 28 to Service and Expense Agreement dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including American General Life Insurance Company and American General Life Companies, effective January 1, 2002. (10)

     (1)(f) Form of Addendum No. 30 to Service and Expense Agreement dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including American General Life Insurance Company and American General Life Companies, LLC, effective January 1, 2002. (10)

     (1)(g) Form of Addendum No. 32 to Service and Expense Agreement dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including American General Life Insurance Company, American General Life Companies, LLC and American General Equity Services Corporation, effective
              May 1, 2004. (23)

(j)  Other Material Contracts.

     (1) Unconditional Capital Maintenance Agreement between American International Group, Inc. and American General Life Insurance Company. (40)

(k)  Legal Opinion.

     (1) Opinion and Consent of Lauren W. Jones, Esq., Deputy General Counsel of American General Life Companies, LLC. (34)

(l)  Actuarial Opinion.

     (1) Opinion and Consent of American General Life Insurance Company's actuary. (34)

(m)  Calculation. None

(n)  Other Opinions.

     (1) Consent of Independent Registered Public Accounting Firm, PricewaterhouseCoopers LLP. (Filed herewith)

(o)  Omitted Financial Statements. None

(p)  Initial Capital Agreements. None

(q)  Redeemability Exemption.

     (1) Description of American General Life Insurance Company's Issuance, Transfer and Redemption Procedures for Variable Universal Life Insurance Policies Pursuant to Rule 6e-3(T)(b)(12)(iii) under the Investment Company Act of 1940 as of May 2, 2011. (40)
--------
(1) Incorporated by reference to initial filing of Form S-6 Registration Statement (File No. 333-42567) of American General Life Insurance Company Separate Account VL-R filed on December 18, 1997.

(2) Incorporated by reference to initial filing of Form N-4 Registration Statement (File No. 033-43390) of American General Life Insurance Company Separate Account D filed on October 16, 1991.

(3) Incorporated by reference to Post-Effective Amendment No. 11 to Form N-6 Registration Statement (File No. 333-43264) of American General Life Insurance Company Separate Account VL-R filed on August 12, 2005.

(4) Incorporated by reference to Pre-Effective Amendment No. 3 to Form S-6 Registration Statement (File No. 333-53909) of American General Life Insurance Company Separate Account VL-R filed on August 19, 1998.

(5) Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-42567) of American General Life Insurance Company Separate Account VL-R filed on March 23, 1998.

(6) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-118318) of American General Life Insurance Company Separate Account VL-R filed on December 17, 2004.

(7) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-70667) of American General Life Insurance Company Separate Account D filed on March 18, 1999.

(8) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-40637) of American General Life Insurance Company Separate Account D filed on February 12, 1998.

(9) Incorporated by reference to Post-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-87307) of American General Life Insurance Company Separate Account VL-R filed on October 10, 2000.

(10)Incorporated by reference to Post-Effective Amendment No. 8 to Form N-6 Registration Statement (File No. 333-43264) of American General Life Insurance Company Separate Account VL-R filed on May 3, 2004.

(11)Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-89897) of American General Life Insurance Company Separate Account VL-R filed on January 21, 2000.

(12)Incorporated by reference to Post-Effective Amendment No. 6 to Form N-6 Registration Statement (File No. 333-43264) of American General Life Insurance Company Separate Account VL-R filed on April 30, 2003.

(13)Incorporated by reference to Post-Effective Amendment No. 4 to Form S-6 Registration Statement (File No. 333-42567) of American General Life Insurance Company Separate Account VL-R filed on October 11, 2000.

(14)Incorporated by reference to Post-Effective Amendment No. 2 to Form S-6 Registration Statement (File No. 333-80191) of American General Life Insurance Company Separate Account VL-R filed on September 20, 2000.

(15)Incorporated by reference to Post-Effective Amendment No. 2 to Form S-6 Registration Statement (File No. 333-65170) of American General Life Insurance Company Separate Account VL-R filed on April 24, 2002.

(16)Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-87307) of American General Life Insurance Company Separate Account VL-R filed on January 20, 2000.

(17)Incorporated by reference to Post-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-65170) of American General Life Insurance Company Separate Account VL-R filed on December 3, 2001.

(18)Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-109206) of American General Life Insurance Company Separate Account D filed on December 17, 2003.

(19)Incorporated by reference to Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 333-40637) of American General Life Insurance Company Separate Account D filed on November 8, 2002.

(20)Incorporated by reference to initial filing of Form N-6 Registration Statement (File No. 333-102299) of American General Life Insurance Company Separate Account VUL-2 filed on December 31, 2002.

(21)Incorporated by reference to initial filing of Form N-6 Registration Statement (File No. 333-103361) of American General Life Insurance Company Separate Account VL-R filed on February 21, 2003.

(22)Incorporated by reference to Post-Effective Amendment No. 7 to Form N-6 Registration Statement (File No. 333-80191) of American General Life Insurance Company Separate Account VL-R filed on December 2, 2004.

(23)Incorporated by reference to Post-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-118318) of American General Life Insurance Company Separate Account VL-R filed on May 2, 2005.

(24)Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-129552) of American General Life Insurance Company Separate Account VL-R filed on March 30, 2006.

(25)Incorporated by reference to Post-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-129552) of American General Life Insurance Company Separate Account VL-R filed on May 1, 2006.

(26)Incorporated by reference to Post-Effective Amendment No. 6 to Form N-6 Registration Statement (File No. 333-118318) of American General Life Insurance Company Separate Account VL-R filed on December 12, 2006.

(27)Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-137817) of American General Life Insurance Company Separate Account VL-R filed on December 14, 2006.

(28)Incorporated by reference to Post-Effective Amendment No. 7 to Form N-6 Registration Statement (File No. 333-118318) of American General Life Insurance Company Separate Account VL-R filed on May 1, 2007.

(29)Incorporated by reference to Post-Effective Amendment No. 2 to Form N-6 Registration Statement (File No. 333-137817) of American General Life Insurance Company Separate Account VL-R filed on May 1, 2007.

(30)Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-143072) of American General Life Insurance Company Separate Account VL-R filed on August 22, 2007.

(31)Incorporated by reference to initial filing of Form N-4 Registration Statement (File No. 333-70667) of American General Life Insurance Company Separate Account D filed on January 15, 1999.

(32)Incorporated by reference to Post-Effective Amendment No. 6 to Form N-6 Registration Statement (File No. 333-80191) of American General Life Insurance Company Separate Account VL-R filed on June 10, 2004.

(33)Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-144594) of American General Life Insurance Company Separate Account VL-R filed on October 2, 2007.

(34)Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-146948) of American General Life Insurance Company Separate Account VL-R filed on January 30, 2008.

(35)Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-153068) of American General Life Insurance Company Separate Account VL-R filed on December 3, 2008.

(36)Incorporated by reference to Post-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-151576) of American General Life Insurance Company Separate Account VL-R filed on May 1, 2009.

(37)Incorporated by reference to Post-Effective Amendment No. 2 to Form N-6 Registration Statement (File No. 333-151576) of American General Life Insurance Company Separate Account VL-R filed on May 3, 2010.

(38)Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-151576) of American General Life Insurance Company Separate Account VL-R filed on August 28, 2008.

(39)Incorporated by reference to Post-Effective Amendment No. 2 to Form N-6 Registration Statement (File No. 333-146948) of American General Life Insurance Company Separate Account VL-R filed on May 1, 2009.

(40)Incorporated by reference to Post-Effective Amendment No. 3 to Form N-6 Registration Statement (File No. 333-151576) of American General Life Insurance Company Separate Account VL-R filed on May 2, 2011.

ITEM 27. DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL        POSITIONS AND OFFICES WITH DEPOSITOR
 BUSINESS ADDRESS         AMERICAN GENERAL LIFE INSURANCE COMPANY
------------------        ----------------------------------------------------

Mary Jane B. Fortin       Director, Chairman, President and Chief Executive
2929 Allen Parkway        Officer
Houston, TX 77019

Robert M. Beuerlein       Director, Senior Vice President and Chief and
2727-A Allen Parkway      Appointed Actuary
Houston, TX 77019

Jeffrey H. Carlson        Director, Executive Vice President, Chief Service
2727-A Allen Parkway      and Information Officer
Houston, TX 77019

Don W. Cummings           Director, Senior Vice President and Chief Financial
2929 Allen Parkway        Officer
Houston, TX 77019

Kyle L. Jennings          Director, Executive Vice President, General Counsel
2929 Allen Parkway        and Secretary
Houston, TX 77019

Ronald J. Harris          President-Matrix Direct
9640 Granite Ridge Drive
San Diego, CA 92123

NAME AND PRINCIPAL      POSITIONS AND OFFICES WITH DEPOSITOR
 BUSINESS ADDRESS       AMERICAN GENERAL LIFE INSURANCE COMPANY
------------------      ------------------------------------------------------

Steven D. Anderson      Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Erik A. Baden           Senior Vice President-Strategic Marketing and Business
2929 Allen Parkway      Development
Houston, TX 77019

Wayne A. Barnard        Senior Vice President and Illustration Actuary
2929 Allen Parkway
Houston, TX 77019

David W. Butterfield    Senior Vice President
3600 Route 66
Neptune, NJ 07753

Donna Fahey             Senior Vice President
3600 Route 66
Neptune, NJ 07753

Brad J. Gabel           Vice President, Chief Underwriter
1200 N. Mayfair Road
Milwaukee, WI 53226

John Gatesman           Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Robert F. Herbert, Jr. Senior Vice President, Treasurer and Controller 2727-A Allen Parkway
Houston, TX 77019

Glen D. Keller          Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Stephen Kennedy         Senior Vice President
2727-A Allen Parkway
Houston, TX 77017

Frank A. Kophamel       Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

NAME AND PRINCIPAL     POSITIONS AND OFFICES WITH DEPOSITOR
 BUSINESS ADDRESS      AMERICAN GENERAL LIFE INSURANCE COMPANY
------------------     -------------------------------------------------------

Simon J. Leech         Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Edmund D. McClure      Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Richard D. McFarland   Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Laura W. Milazzo       Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Larry Nisenson         Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Barry Pelletteri       Senior Vice President
3600 Route 66
Neptune, NJ 07753

John W. Penko          Senior Vice President
Walnut Glen Tower
8144 Walnut Hill Lane
Dallas, TX 75231

Rodney E. Rishel       Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Dale W. Sachtleben     Senior Vice President
3051 Hollis Drive
Springfield, IL 62704

Durr Sexton            Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Chris N. Aiken         Vice President
2727-A Allen Parkway
Houston, TX 77019

NAME AND PRINCIPAL    POSITIONS AND OFFICES WITH DEPOSITOR
 BUSINESS ADDRESS     AMERICAN GENERAL LIFE INSURANCE COMPANY
------------------    --------------------------------------------------------

Chris Ayers           Vice President
2727-A Allen Parkway
Houston, TX 77019

Edward F. Bacon       Vice President
2727-A Allen Parkway
Houston, TX 77019

Joan M. Bartel        Vice President
2929 Allen Parkway
Houston, TX 77019

Robert Beauchamp      Vice President
2929 Allen Parkway
Houston, TX 77019

Michael B. Boesen     Vice President
2929 Allen Parkway
Houston, TX 77019

Laura J. Borowski     Vice President
1200 N. Mayfair Road
Milwaukee, WI 53226

David R. Brady        Vice President
599 Lexington Avenue
New York, NY 10022

Dan Chamberlain       Vice President
2727-A Allen Parkway
Houston, TX 77019

Mark E. Childs        Vice President
2727-A Allen Parkway
Houston, TX 77019

Robert M. Cicchi      Vice President
2727-A Allen Parkway
Houston, TX 77019

Lawrence C. Cox       Vice President
2929 Allen Parkway
Houston, TX 77019

NAME AND PRINCIPAL         POSITIONS AND OFFICES WITH DEPOSITOR
 BUSINESS ADDRESS          AMERICAN GENERAL LIFE INSURANCE COMPANY
------------------         ---------------------------------------------------

Timothy M. Donovan         Vice President
2929 Allen Parkway
Houston, TX 77019

Jay Drucker                Vice President
2929 Allen Parkway
Houston, TX 77019

Farideh N. Farrokhi        Vice President and Assistant Secretary
2727-A Allen Parkway
Houston, TX 77019

Royce Fithen               Vice President
205 E. 10th Avenue
Amarillo, TX 79101

Frederick J. Garland, Jr.  Vice President
2929 Allen Parkway
Houston, TX 77019

Liza Glass                 Vice President
2727-A Allen Parkway
Houston, TX 77019

Leo W. Grace               Vice President and Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

Richard L. Gravette        Vice President and Assistant Treasurer
2727-A Allen Parkway
Houston, TX 77019

Lori S. Guadagno           Vice President
599 Lexington Avenue
New York, NY 10022

Daniel J. Gutenberger      Vice President and Medical Director
2727-A Allen Parkway
Houston, TX 77019

Roger E. Hahn              Vice President and Chief Investment Officer
2929 Allen Parkway
Houston, TX 77019

NAME AND PRINCIPAL        POSITIONS AND OFFICES WITH DEPOSITOR
 BUSINESS ADDRESS         AMERICAN GENERAL LIFE INSURANCE COMPANY
------------------        ----------------------------------------------------

Joel H. Hammer            Vice President
599 Lexington Avenue
New York, NY 10022

D. Leigh Harrington       Vice President
2727-A Allen Parkway
Houston, TX 77019

Michael S. Harrison       Vice President
2929 Allen Parkway
Houston, TX 77019

William P. Hayes          Chief Compliance Officer
2929 Allen Parkway
Houston, TX 77019

Tim Heslin                Vice President
2929 Allen Parkway
Houston, TX 77019

Keith C. Honig            Vice President
1 SunAmerica Center
1999 Avenue of the Stars
Los Angeles, CA 90067

Stephen D. Howard         Vice President
2727-A Allen Parkway
Houston, TX 77019

Donald E. Huffner         Vice President and Real Estate Investment Officer
599 Lexington Avenue
New York, NY 10022

S. Caitlin Irby           Vice President
2929 Allen Parkway
Houston, TX 77019

Walter P. Irby            Vice President
2929 Allen Parkway
Houston, TX 77019

Sharla A. Jackson         Vice President
205 E. 10th Avenue
Amarillo, TX 79101

NAME AND PRINCIPAL    POSITIONS AND OFFICES WITH DEPOSITOR
 BUSINESS ADDRESS     AMERICAN GENERAL LIFE INSURANCE COMPANY
------------------    --------------------------------------------------------

Wesley E. Jarvis      Vice President
3600 Route 66
Neptune, NJ 07753

Debra H. Kile         Vice President and Medical Director
2727-A Allen Parkway
Houston, TX 77019

Michael J. Krugel     Vice President
1200 N. Mayfair Road
Milwaukee, WI 53226

Melvin C. McFall      Vice President
2727-A Allen Parkway
Houston, TX 77019

Lochlan O. McNew      Vice President and Investment Officer
2929 Allen Parkway
Houston, TX 77019

Gwendolyn J. Mallett  Vice President
2727-A Allen Parkway
Houston, TX 77019

W. Larry Mask         Vice President, Real Estate Investment Officer and
2929 Allen Parkway    Assistant Secretary
Houston, TX 77019

Beverly A. Meyer      Vice President
1200 N. Mayfair Road
Milwaukee, WI 53226

Candace A. Michael    Vice President
2727-A Allen Parkway
Houston, TX 77019

Michael R. Murphy     Vice President
1200 N. Mayfair Road
Milwaukee, WI 53226

David W. Napoli       Vice President
2929 Allen Parkway
Houston, TX 77019

NAME AND PRINCIPAL     POSITIONS AND OFFICES WITH DEPOSITOR
 BUSINESS ADDRESS      AMERICAN GENERAL LIFE INSURANCE COMPANY
------------------     -------------------------------------------------------

Deanna D. Osmonson     Vice President
2727-A Allen Parkway
Houston, TX 77019

Rembert R. Owen, Jr.   Vice President, Real Estate Investment Officer and
2929 Allen Parkway     Assistant Secretary
Houston, TX 77019

Cathy A. Percival      Vice President and Medical Director
2727-A Allen Parkway
Houston, TX 77019

Carin M. Phelan        Vice President
2929 Allen Parkway
Houston, TX 77019

Glenn H. Plotkin       Vice President
1200 N. Mayfair Road
Milwaukee, WI 53226

John R. Rafferty       Vice President
2929 Allen Parkway
Houston, TX 77019

Terri Robbins          Vice President
175 Water Street
New York, NY 10038

Debbie Runge           Vice President, Human Resources
2727-A Allen Parkway
Houston, TX 77019

Carly Sanchez          Vice President and Chief Diversity Officer
2727-A Allen Parkway
Houston, TX 77019

Michael C. Sibley      Vice President
Walnut Glen Tower
8144 Walnut Hill Lane
Dallas, TX 75231

T. Clay Spires         Vice President and Tax Officer
2727-A Allen Parkway
Houston, TX 77019

NAME AND PRINCIPAL     POSITIONS AND OFFICES WITH DEPOSITOR
 BUSINESS ADDRESS      AMERICAN GENERAL LIFE INSURANCE COMPANY
------------------     -------------------------------------------------------

Dale A. Stewart        Vice President and General Auditor
2727-A Allen Parkway
Houston, TX 77019

Gregory R. Thornton    Vice President
3051 Hollis Drive
Springfield, IL 62704

Veronica Torralba      Vice President
2727-A Allen Parkway
Houston, TX 77019

Christian D. Weiss     Vice President
2727-A Allen Parkway
Houston, TX 77019

Cynthia P. Wieties     Vice President
2929 Allen Parkway
Houston, TX 77019

Lauren W. Jones        Chief Counsel - Business Lines and Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR THE REGISTRANT

The Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. An organizational chart for American International Group, Inc. can be found as Exhibit 21 in American International Group, Inc.'s Form 10-K, SEC file Number 001-08787, accession number 0001047469-11-001283, filed
February 24, 2011. Exhibit 21 is incorporated herein by reference.

The Registrant is a separate account of American General Life Insurance Company (Depositor).

ITEM 29. INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Except as otherwise required by applicable law:

(a) The company shall have the power to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or on behalf of the company) by reason of the fact that he is or was director, officer, or employee or agent of the company, or is or was serving at the request of the company as director, officer, employee or agent of another company or enterprise, against expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding; provided that he (1) acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the company; and, (2) with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, by itself, create a presumption that the person did not act in good faith and in a manner he reasonably believed to be in or not opposed to the best interest of the company, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was lawful.

(b) The company shall have the power to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding by or on behalf of the company to procure a judgment in the company's favor, by reason of the fact that he is or was a director, officer, employee or agent of the company, or is or was serving at the request of the company as a director, officer, employee or agent of another company or enterprise, against expenses (including attorney's fees), judgments and amounts paid in settlement actually and reasonably incurred by him in connection with the defense or settlement of such action, suit or proceeding; provided that he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the company, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the company unless and only to the extent that the court in which such action, suit or proceeding was brought or any other court of competent jurisdiction shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity.

(c) To the extent that a director, officer, or employee or agent of the company has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in paragraphs (a) and (b) above, or in defense of any claim, issue or matter therein, he shall be indemnified against expenses (including attorney's fees) actually and reasonably incurred by him in connection therewith.

(d) Any indemnification under paragraphs (a) and (b) above (unless ordered by a court or made pursuant to a determination by a court as hereinafter provided) shall be made by the company upon a determination that indemnification of the director, officer, employee or agent is proper in the circumstances and he has met the applicable standard of conduct set forth in paragraphs (a) and (b). Such determination shall be made (1) by the Board by a majority of a quorum consisting of directors who were not parties to such action, suit or proceeding (disinterested), or (2) by a committee of disinterested directors designated by majority vote of disinterested directors, even though less than a quorum, or
(3) by independent legal counsel in a written opinion, and such legal counsel was selected by a majority vote of a quorum of the disinterested directors, or
(4) by the stockholders. In the absence of a determination that indemnification is proper, the director, officer or employee may apply to the court conducting the proceeding or another court of competent jurisdiction which shall determine whether the director, officer, employee or agent has met the applicable standard of conduct set forth in paragraphs (a) and (b). If the court shall so determine, indemnification shall be made under paragraph (a) or (b) as the case may be.

(e) Expenses incurred in defending a civil or criminal action, suit or proceeding may be paid by the company in advance of the final disposition of such action, suit or proceeding as authorized by the Board in the manner provided in paragraph (d) upon receipt of a written instrument acceptable to the Board by or on behalf of the director, officer, employee or agent to repay such amount unless it shall ultimately be determined that he is entitled to be indemnified by the company as authorized in this section.

(f) The indemnification provided by the company's By-Laws shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under any agreement, or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit or the heirs, executors and administrators of such a person.

(g) The company shall have the power to purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the company, or is or was serving at the request of the company as a director, officer, employee or agent of another company, or enterprise against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the company would have the power to indemnify him against such liability under the provisions of the company's By-Laws.

ITEM 30. PRINCIPAL UNDERWRITERS

(a) Other Activity. Registrant's principal underwriter, American General Equity Services Corporation, also acts as principal underwriter for the following investment companies:

AMERICAN GENERAL LIFE INSURANCE COMPANY
Separate Account A
Separate Account D
Separate Account VA-1

Separate Account VA-2
Separate Account VUL
Separate Account VUL-2

AMERICAN GENERAL LIFE INSURANCE COMPANY OF DELAWARE
Variable Account I
Variable Account II

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
Separate Account USL A
Separate Account USL B
Separate Account USL VA-R
Separate Account USL VL-R

(b) Management.

NAME AND PRINCIPAL      POSITIONS AND OFFICES WITH UNDERWRITER
 BUSINESS ADDRESS       AMERICAN GENERAL EQUITY SERVICES CORPORATION
------------------      -------------------------------------------------------

Mary Jane B. Fortin     Director and Chairman of the Board of Directors
2929 Allen Parkway
Houston, TX 77019

Erik A. Baden           Director
2929 Allen Parkway
Houston, TX 77019

John Gatesman           Director, President and Chief Executive Officer
2929 Allen Parkway
Houston, TX 77019

Kyle L. Jennings        Executive Vice President, General Counsel and Secretary
2929 Allen Parkway
Houston, TX 77019

Larry Blews             Vice President and Chief Compliance Officer
2727-A Allen Parkway
Houston, TX 77019

Robert F. Herbert, Jr.  Vice President
2727-A Allen Parkway
Houston, TX 77019

NAME AND PRINCIPAL    POSITIONS AND OFFICES WITH UNDERWRITER
 BUSINESS ADDRESS     AMERICAN GENERAL EQUITY SERVICES CORPORATION
------------------    --------------------------------------------------------

T. Clay Spires        Vice President and Tax Officer
2727-A Allen Parkway
Houston, TX 77019

Lauren W. Jones       Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

Ann Wohn              Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

Rhonda Washington     Treasurer, Controller
2727-A Allen Parkway
Houston, TX 77019

John D. Fleming       Assistant Treasurer
2727-A Allen Parkway
Houston, TX 77019

Barbara J. Moore      Assistant Tax Officer
2727-A Allen Parkway
Houston, TX 77019

Becky Strom           Chief Privacy Officer & Anti-Money Laundering Officer
2727-A Allen Parkway
Houston, TX 77019


(c) Compensation From the Registrant.

                                           NET UNDERWRITING  COMPENSATION ON EVENTS
                                            DISCOUNTS AND   OCCASIONING THE DEDUCTION  BROKERAGE     OTHER
NAME OF PRINCIPAL UNDERWRITER                COMMISSIONS    OF A DEFERRED SALES LOAD  COMMISSIONS COMPENSATION
-----------------------------              ---------------- ------------------------- ----------- ------------
American General Equity Services
  Corporation                                     0                     0                  0           0

ITEM 31. LOCATION OF ACCOUNTS AND RECORDS

All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of American General Life Insurance Company at its principal executive office located at 2727-A Allen Parkway, Houston, Texas 77019-2191 or at

American General Life Insurance Company's Administrative Office located at 3051 Hollis Drive, Springfield, Illinois 62704.

ITEM 32. MANAGEMENT SERVICES Not applicable.

ITEM 33. FEE REPRESENTATION

American General Life Insurance Company hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and risks assumed by American General Life Insurance Company.

                              POWERS OF ATTORNEY

   Each person whose signature appears below hereby appoints Edward F. Bacon, Don W. Cummings and Kyle L. Jennings and each of them, any one of whom may act without the joinder of the others, as his/her attorney-in-fact to sign on his/her behalf and in the capacity stated below and to file all amendments to this Registration Statement, which amendment or amendments may make such changes and additions to this Registration Statement as such attorney-in-fact may deem necessary or appropriate.

                                  SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, American General Life Insurance Company Separate Account VL-R, certifies that it meets all of the requirements for effectiveness of this amended Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this amended Registration Statement to be signed on its behalf, by the undersigned, duly authorized, in the City of Houston, and State of Texas on the 29th day of April, 2011.

                                   AMERICAN GENERAL LIFE INSURANCE COMPANY
                                   SEPARATE ACCOUNT VL-R
                                   (Registrant)

                                   BY:  AMERICAN GENERAL LIFE INSURANCE COMPANY
                                        (On behalf of the Registrant and itself)

                                   BY:  DON W. CUMMINGS
                                        ----------------------------------------
                                        DON W. CUMMINGS
                                        SENIOR VICE PRESIDENT
                                          AND CHIEF FINANCIAL OFFICER

                                    AGL - 1

   Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed below by the following persons, on behalf of the Depositor and Registrant, in the capacities and on the dates indicated.

          SIGNATURE                         TITLE                    DATE
          ---------                         -----                    ----

MARY JANE B. FORTIN             Director, Chairman, President   April 29, 2011
------------------------------  and Chief Executive Officer
MARY JANE B. FORTIN

DON W. CUMMINGS                 Director, Senior Vice           April 29, 2011
------------------------------  President and Chief Financial
DON W. CUMMINGS                 Officer

ROBERT M. BEUERLEIN             Director                        April 29, 2011
------------------------------
ROBERT M. BEUERLEIN

JEFFREY H. CARLSON              Director                        April 29, 2011
------------------------------
JEFFREY H. CARLSON

KYLE L. JENNINGS                Director                        April 29, 2011
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FKYLE L. JENNINGS

                                    AGL - 2

                                 EXHIBIT INDEX

ITEM 26.EXHIBITS

    (e)(4)  Specimen Form of Service Request Form, Form No. AGLC102903 Rev
            0610.

    (n)(1) Consent of Independent Registered Public Accounting Firm, PricewaterhouseCoopers LLP.

                                      E-1